UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04096

MFS MUNICIPAL SERIES TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199 (Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111Huntington Avenue Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant's telephone number, including area code: (617) 954-5000

Date of fiscal year end: March 31

Date of reporting period: March 31, 2024

ITEM 1. REPORTS TO STOCKHOLDERS.

Item 1(a):

Annual Report
March 31, 2024
MFS® Municipal Series Trust
For the states of:
Alabama, Arkansas, California, Georgia, Maryland, and Massachusetts
MSTA-ANN

MFS® Municipal Series Trust
For the states of: Alabama, Arkansas, California, Georgia, Maryland, and Massachusetts
Contact information	back cover
The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

Portfolio Composition
MFS Alabama Municipal Bond Fund
Portfolio structure (i)
Top five industries (i)
Water & Sewer Utility Revenue	16.8%
General Obligations - General Purpose	13.5%
Universities - Colleges	13.0%
Healthcare Revenue - Hospitals	9.8%
Sales & Excise Tax Revenue	9.3%
Composition including fixed income credit quality (a)(i)
AAA	4.0%
AA	37.4%
A	39.0%
BBB	11.1%
BB	1.3%
CC	0.1%
Not Rated	7.5%
Cash & Cash Equivalents	(0.4)%
Portfolio facts
Average Duration (d)	7.9
Average Effective Maturity (m)	17.7 yrs.
Jurisdiction (i)
Alabama	80.7%
Puerto Rico	4.3%
Illinois	2.3%
Kentucky	1.5%
Texas	1.2%
Guam	1.0%
New York	1.0%
California	1.0%
Pennsylvania	1.0%
Maryland	0.8%
North Carolina	0.7%
Arkansas	0.7%
New Jersey	0.7%
Virginia	0.6%
Louisiana	0.6%
Massachusetts	0.4%
New Hampshire	0.3%
New Mexico	0.3%
Ohio	0.3%
Colorado	0.2%
Connecticut	0.2%
Nevada	0.1%
Iowa	0.1%
Wisconsin	0.1%
Michigan	0.1%
U.S. Virgin Islands	0.1%
Minnesota	0.1%
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening feature (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of March 31, 2024.
The portfolio is actively managed and current holdings may be different.
1

Portfolio Composition - continued
MFS Arkansas Municipal Bond Fund
Portfolio structure (i)
Top five industries (i)
Sales & Excise Tax Revenue	20.9%
Water & Sewer Utility Revenue	16.9%
Universities - Colleges	13.6%
Healthcare Revenue - Hospitals	12.6%
General Obligations - Schools	8.5%
Composition including fixed income credit quality (a)(i)
AA	53.8%
A	28.3%
BBB	9.9%
BB	0.9%
CCC (o)	0.0%
Not Rated	7.8%
Cash & Cash Equivalents	(0.7)%
Portfolio facts
Average Duration (d)	6.7
Average Effective Maturity (m)	16.7 yrs.
Jurisdiction (i)
Arkansas	79.0%
Puerto Rico	4.1%
New Jersey	2.0%
Illinois	1.8%
Texas	1.4%
New York	1.4%
Alabama	1.3%
Guam	1.2%
Massachusetts	1.2%
Maryland	1.0%
California	0.9%
Washington DC	0.8%
North Carolina	0.7%
Ohio	0.6%
Connecticut	0.6%
Virginia	0.5%
Tennessee	0.5%
Pennsylvania	0.4%
Michigan	0.4%
Wisconsin	0.3%
New Hampshire	0.3%
Iowa	0.1%
Indiana	0.1%
U.S. Virgin Islands	0.1%
Colorado (o)	0.0%
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening feature (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of March 31, 2024.
The portfolio is actively managed and current holdings may be different.
2

Portfolio Composition - continued
MFS California Municipal Bond Fund
Portfolio structure (i)
Top five industries (i)
General Obligations - Schools	12.3%
Healthcare Revenue - Hospitals	11.3%
Multi-Family Housing Revenue	9.5%
Airport Revenue	7.4%
Tax Assessment	6.5%
Composition including fixed income credit quality (a)(i)
AAA	8.2%
AA	32.8%
A	23.8%
BBB	16.9%
BB	3.1%
B	0.3%
CCC (o)	0.0%
Not Rated	13.2%
Cash & Cash Equivalents	1.7%
Portfolio facts
Average Duration (d)	7.4
Average Effective Maturity (m)	17.8 yrs.
Jurisdiction (i)
California	89.9%
Puerto Rico	3.1%
Alabama	1.2%
Illinois	1.1%
Virginia	0.6%
Texas	0.5%
Guam	0.4%
South Carolina	0.4%
Tennessee	0.3%
Wisconsin	0.3%
Ohio	0.2%
New Hampshire	0.2%
New Jersey	0.1%
Minnesota (o)	0.0%
U.S. Virgin Islands (o)	0.0%
Pennsylvania (o)	0.0%
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening feature (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of March 31, 2024.
The portfolio is actively managed and current holdings may be different.
3

Portfolio Composition - continued
MFS Georgia Municipal Bond Fund
Portfolio structure (i)
Top five industries (i)
Universities - Colleges	16.2%
Healthcare Revenue - Hospitals	13.8%
Utilities - Municipal Owned	8.9%
Water & Sewer Utility Revenue	8.6%
General Obligations - Schools	7.9%
Composition including fixed income credit quality (a)(i)
AAA	9.5%
AA	34.5%
A	37.9%
BBB	9.9%
BB	1.2%
CCC (o)	0.0%
CC	0.1%
Not Rated	7.0%
Cash & Cash Equivalents	(0.1)%
Portfolio facts
Average Duration (d)	7.3
Average Effective Maturity (m)	17.0 yrs.
Jurisdiction (i)
Georgia	80.9%
Puerto Rico	4.1%
Illinois	2.2%
New York	2.0%
California	1.2%
Virginia	1.1%
Guam	1.0%
Alabama	1.0%
Maryland	0.8%
South Carolina	0.7%
Arkansas	0.7%
North Carolina	0.7%
Texas	0.6%
New Jersey	0.6%
Ohio	0.5%
Massachusetts	0.4%
New Hampshire	0.3%
Wisconsin	0.3%
Washington DC	0.2%
Pennsylvania	0.2%
Michigan	0.2%
Connecticut	0.2%
Iowa	0.1%
Nevada	0.1%
Minnesota (o)	0.0%
U.S. Virgin Islands (o)	0.0%
Colorado (o)	0.0%
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening feature (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of March 31, 2024.
The portfolio is actively managed and current holdings may be different.
4

Portfolio Composition - continued
MFS Maryland Municipal Bond Fund
Portfolio structure (i)
Top five industries (i)
Healthcare Revenue - Hospitals	17.1%
General Obligations - General Purpose	11.7%
State & Local Agencies	11.6%
Multi-Family Housing Revenue	9.5%
Single Family Housing - State	9.4%
Composition including fixed income credit quality (a)(i)
AAA	12.7%
AA	32.5%
A	28.0%
BBB	13.0%
BB	1.0%
B	0.2%
CCC (o)	0.0%
Not Rated	9.6%
Cash & Cash Equivalents	3.0%
Portfolio facts
Average Duration (d)	6.8
Average Effective Maturity (m)	16.0 yrs.
Jurisdiction (i)
Maryland	73.7%
Washington DC	5.2%
New York	4.1%
Puerto Rico	3.4%
Virginia	1.6%
California	1.3%
Illinois	1.1%
Alabama	1.0%
Texas	1.0%
South Carolina	0.9%
Ohio	0.7%
Guam	0.6%
New Jersey	0.5%
Pennsylvania	0.4%
Tennessee	0.4%
Massachusetts	0.3%
New Hampshire	0.2%
Wisconsin	0.2%
Colorado	0.1%
Indiana	0.1%
Iowa	0.1%
Michigan	0.1%
Mississippi (o)	0.0%
U.S. Virgin Islands (o)	0.0%
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening feature (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of March 31, 2024.
The portfolio is actively managed and current holdings may be different.
5

Portfolio Composition - continued
MFS Massachusetts Municipal Bond Fund
Portfolio structure (i)
Top five industries (i)
Universities - Colleges	18.8%
Healthcare Revenue - Hospitals	18.6%
General Obligations - General Purpose	13.1%
Student Loan Revenue	5.9%
Airport Revenue	5.7%
Composition including fixed income credit quality (a)(i)
AAA	3.3%
AA	46.5%
A	19.0%
BBB	21.0%
BB	1.4%
B	0.5%
CC	0.1%
Not Rated	5.5%
Cash & Cash Equivalents	2.7%
Portfolio facts
Average Duration (d)	6.6
Average Effective Maturity (m)	16.4 yrs.
Jurisdiction (i)
Massachusetts	80.3%
Puerto Rico	3.7%
California	2.5%
Illinois	1.7%
Alabama	1.5%
Tennessee	1.5%
Texas	0.9%
New York	0.9%
Connecticut	0.7%
Ohio	0.6%
Guam	0.5%
New Jersey	0.5%
Pennsylvania	0.4%
South Carolina	0.4%
New Hampshire	0.3%
Wisconsin	0.3%
Virginia	0.3%
Colorado	0.1%
Washington DC	0.1%
Nevada	0.1%
Minnesota (o)	0.0%
U.S. Virgin Islands (o)	0.0%
Maryland (o)	0.0%
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening feature (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of March 31, 2024.
The portfolio is actively managed and current holdings may be different.
6

Management Review
Summary of Results
For the twelve months ended March 31, 2024, the total return for the Class A shares, at net asset value, of the municipal bond funds of Alabama, California, Georgia, Maryland, and Massachusetts outperformed the return of the Bloomberg Municipal Bond Index, while the municipal bond fund of Arkansas underperformed the same benchmark. The performance of the individual funds and the benchmark are set forth in the Performance Summary.
Market Environment
In response to the strongest inflationary episode in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although more work remains to be done before inflation returns to target. Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense as the US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy. The conflict in the Middle East has resulted in trade flow disruptions between Asia and Europe as shipping traffic was routed away from the Red Sea.
Although inflation has yet to reach central banks’ targets, policymakers have telegraphed their intentions to begin cutting rates in the months ahead. The prospects for easier monetary policy along with resilient global economic growth have been supportive factors for risky assets, such as equities and high-yield bonds. Long-term interest rates moderated during the latter half of the period, although rising government debt levels remained a concern over the medium term. Advancements in artificial intelligence and the adoption of novel weight-loss drugs were two areas of focus for investors during the period.
Amid this eventful backdrop, the investment grade municipal market generated positive returns over the period. Securities in the lower-rated investment grade credit quality tiers and longer duration assets outperformed. Yields rose across the tax-exempt municipal curve, most notably in the short (within two years) segment. A positive for income-oriented investors, the yield (yield-to-worst) on the investment grade municipal index ended the period at 3.49%, well above its 5 and 10-year average.
Factors Affecting Performance
Across all funds, exposure to the state sector contributed to performance relative to the Bloomberg Municipal Bond Index. From a quality perspective, the fund’s exposure to non-rated(r) securities, which are not held in the benchmark, strengthened relative results. Favorable bond selection within “AA” rated debt issuers, across all funds except the municipal bond fund of Maryland, also benefited relative returns.
Conversely, exposure to the power sector, most notably within “D” and “CC” rated securities, for which the benchmark has no exposure, weakened relative performance across all funds. Within the Arkansas municipal bond fund, a higher exposure to poor performing power sector bonds was the primary driver of negative relative results.
Respectfully,
Portfolio Manager(s)
Michael Dawson
(r)	Securities rated “BBB”, “Baa”, or higher are considered investment grade; securities rated “BB”, “Ba”, or below are considered non-investment grade. Ratings are assigned to underlying securities utilizing ratings from Moody's, Fitch, and Standard & Poor's and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). For securities that are not rated by any of the rating agencies, the security is considered Not Rated.
The views expressed in this report are those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio’s current or future investments.
7

Performance Summary THROUGH 3/31/24
The following charts illustrate a representative class of each fund’s historical performance in comparison to its benchmark(s). Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Each fund's results have been compared to the Bloomberg Municipal Bond Index, a market capitalization-weighted index that measures the performance of the tax-exempt bond market. However, while this index is considered the benchmark for the performance of municipal bond funds, it is comprised of municipal bonds issued within the 50 states and the District of Columbia as well as U.S. territories and possessions such as Guam, Puerto Rico, and the Virgin Islands, while each of the funds invests a large percentage of its assets in municipal issuers of the state that is in the fund’s name. Benchmarks are unmanaged and may not be invested in directly. Benchmark returns do not reflect sales charges, commissions or expenses. (See Notes to Performance Summary.)
Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value fluctuate so your shares, when sold, may be worth more or less than the original cost; current performance may be lower or higher than quoted. The performance shown does not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the redemption of fund shares.
MFS Alabama Municipal Bond Fund
Growth of a Hypothetical $10,000 Investment
Total Returns through 3/31/24
Average annual without sales charge
Share Class	Class Inception Date	1-yr	5-yr	10-yr	Life (t)
A	2/01/1990	3.50%	0.89%	2.23%	N/A
B	9/07/1993	2.84%	0.17%	1.48%	N/A
I	4/01/2016	3.78%	1.16%	N/A	1.66%
R6	8/01/2017	3.85%	1.23%	N/A	1.69%
Comparative benchmark(s)

Bloomberg Municipal Bond Index (f)	3.13%	1.59%	2.66%	N/A
Average annual with sales charge

A With Initial Sales Charge (4.25%)	(0.90)%	0.02%	1.78%	N/A
B With CDSC (Declining over six years from 4% to 0%) (v)	(1.16)%	(0.21)%	1.48%	N/A
CDSC – Contingent Deferred Sales Charge.
Class I and R6 shares do not have a sales charge.
(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.
8

Performance Summary  - continued
MFS Arkansas Municipal Bond Fund
Growth of a Hypothetical $10,000 Investment
Total Returns through 3/31/24
Average annual without sales charge
Share Class	Class Inception Date	1-yr	5-yr	10-yr	Life (t)
A	2/03/1992	2.77%	1.14%	2.27%	N/A
B	9/07/1993	2.01%	0.39%	1.50%	N/A
I	4/01/2016	2.98%	1.24%	N/A	1.63%
R6	8/01/2017	2.94%	1.29%	N/A	1.70%
Comparative benchmark(s)

Bloomberg Municipal Bond Index (f)	3.13%	1.59%	2.66%	N/A
Average annual with sales charge

A With Initial Sales Charge (4.25%)	(1.60)%	0.26%	1.82%	N/A
B With CDSC (Declining over six years from 4% to 0%) (v)	(1.97)%	0.02%	1.50%	N/A
CDSC – Contingent Deferred Sales Charge.
Class I and R6 shares do not have a sales charge.
(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.
9

Performance Summary  - continued
MFS California Municipal Bond Fund
Growth of a Hypothetical $10,000 Investment
Total Returns through 3/31/24
Average annual without sales charge
Share Class	Class Inception Date	1-yr	5-yr	10-yr	Life (t)
A	6/18/1985	4.49%	1.28%	2.97%	N/A
B	9/07/1993	3.72%	0.53%	2.20%	N/A
C	1/03/1994	3.56%	0.38%	2.05%	N/A
I	4/01/2016	4.70%	1.40%	N/A	2.00%
R6	8/01/2017	4.65%	1.47%	N/A	1.99%
Comparative benchmark(s)

Bloomberg Municipal Bond Index (f)	3.13%	1.59%	2.66%	N/A
Average annual with sales charge

A With Initial Sales Charge (4.25%)	0.05%	0.41%	2.52%	N/A
B With CDSC (Declining over six years from 4% to 0%) (v)	(0.28)%	0.17%	2.20%	N/A
C With CDSC (1% for 12 months) (v)	2.56%	0.38%	2.05%	N/A
CDSC – Contingent Deferred Sales Charge.
Class I and R6 shares do not have a sales charge.
(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.
10

Performance Summary  - continued
MFS Georgia Municipal Bond Fund
Growth of a Hypothetical $10,000 Investment
Total Returns through 3/31/24
Average annual without sales charge
Share Class	Class Inception Date	1-yr	5-yr	10-yr	Life (t)
A	6/06/1988	3.32%	0.93%	2.19%	N/A
B	9/07/1993	2.55%	0.20%	1.43%	N/A
I	4/01/2016	3.73%	1.20%	N/A	1.65%
R6	8/01/2017	3.66%	1.25%	N/A	1.63%
Comparative benchmark(s)

Bloomberg Municipal Bond Index (f)	3.13%	1.59%	2.66%	N/A
Average annual with sales charge

A With Initial Sales Charge (4.25%)	(1.07)%	0.06%	1.74%	N/A
B With CDSC (Declining over six years from 4% to 0%) (v)	(1.45)%	(0.18)%	1.43%	N/A
CDSC – Contingent Deferred Sales Charge.
Class I and R6 shares do not have a sales charge.
(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.
11

Performance Summary  - continued
MFS Maryland Municipal Bond Fund
Growth of a Hypothetical $10,000 Investment
Total Returns through 3/31/24
Average annual without sales charge
Share Class	Class Inception Date	1-yr	5-yr	10-yr	Life (t)
A	10/31/1984	3.65%	1.18%	2.31%	N/A
B	9/07/1993	2.78%	0.43%	1.54%	N/A
I	4/01/2016	3.71%	1.42%	N/A	1.88%
R6	8/01/2017	3.90%	1.51%	N/A	1.88%
Comparative benchmark(s)

Bloomberg Municipal Bond Index (f)	3.13%	1.59%	2.66%	N/A
Average annual with sales charge

A With Initial Sales Charge (4.25%)	(0.76)%	0.30%	1.86%	N/A
B With CDSC (Declining over six years from 4% to 0%) (v)	(1.22)%	0.06%	1.54%	N/A
CDSC – Contingent Deferred Sales Charge.
Class I and R6 shares do not have a sales charge.
(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.
12

Performance Summary  - continued
MFS Massachusetts Municipal Bond Fund
Growth of a Hypothetical $10,000 Investment
Total Returns through 3/31/24
Average annual without sales charge
Share Class	Class Inception Date	1-yr	5-yr	10-yr	Life (t)
A	4/09/1985	3.48%	1.00%	2.38%	N/A
B	9/07/1993	2.81%	0.25%	1.61%	N/A
I	4/01/2016	3.79%	1.25%	N/A	1.78%
R6	8/01/2017	3.87%	1.31%	N/A	1.78%
Comparative benchmark(s)

Bloomberg Municipal Bond Index (f)	3.13%	1.58%	2.66%	N/A
Average annual with sales charge

A With Initial Sales Charge (4.25%)	(0.92)%	0.12%	1.94%	N/A
B With CDSC (Declining over six years from 4% to 0%) (v)	(1.19)%	(0.12)%	1.61%	N/A
CDSC – Contingent Deferred Sales Charge.
Class I and R6 shares do not have a sales charge.
(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.
Benchmark Definition(s)
Bloomberg Municipal Bond Index(a) – a market capitalization-weighted index that measures the performance of the tax-exempt bond market.
It is not possible to invest directly in an index.
(a)	Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Notes to Performance Summary
Average annual total return represents the average annual change in value for each share class for the periods presented. Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end date. As the fund's share classes may have different inception dates, the life returns may represent different time periods and may not be comparable. As a result, no comparative benchmark performance information is provided for life periods.
13

Performance Summary  - continued
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers each fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.
Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from amounts reported in the financial highlights.
A portion of the fund’s monthly distributions may be subject to state, federal, and/or alternative minimum tax. Capital gains, if any, are subject to a capital gains tax.
From time to time the funds may receive proceeds from litigation settlements, without which performance would be lower.
14

Expense Tables
Fund expenses borne by the shareholders during the period, October 1, 2023 through March 31, 2024
As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2023 through March 31, 2024.
Actual Expenses
The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
MFS ALABAMA MUNICIPAL BOND FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/23	Ending Account Value 3/31/24	Expenses Paid During Period (p) 10/01/23-3/31/24
A	Actual	0.90%	$1,000.00	$1,086.89	$4.70
	Hypothetical (h)	0.90%	$1,000.00	$1,020.50	$4.55
B	Actual	1.65%	$1,000.00	$1,083.99	$8.60
	Hypothetical (h)	1.65%	$1,000.00	$1,016.75	$8.32
I	Actual	0.65%	$1,000.00	$1,089.38	$3.40
	Hypothetical (h)	0.65%	$1,000.00	$1,021.75	$3.29
R6	Actual	0.58%	$1,000.00	$1,089.74	$3.03
	Hypothetical (h)	0.58%	$1,000.00	$1,022.10	$2.93
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
15

Expense Tables - continued
MFS ARKANSAS MUNICIPAL BOND FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/23	Ending Account Value 3/31/24	Expenses Paid During Period (p) 10/01/23-3/31/24
A	Actual	0.70%	$1,000.00	$1,084.90	$3.65
	Hypothetical (h)	0.70%	$1,000.00	$1,021.50	$3.54
B	Actual	1.45%	$1,000.00	$1,080.86	$7.54
	Hypothetical (h)	1.45%	$1,000.00	$1,017.75	$7.31
I	Actual	0.60%	$1,000.00	$1,085.91	$3.13
	Hypothetical (h)	0.60%	$1,000.00	$1,022.00	$3.03
R6	Actual	0.53%	$1,000.00	$1,085.10	$2.76
	Hypothetical (h)	0.53%	$1,000.00	$1,022.35	$2.68
MFS CALIFORNIA MUNICIPAL BOND FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/23	Ending Account Value 3/31/24	Expenses Paid During Period (p) 10/01/23-3/31/24
A	Actual	0.69%	$1,000.00	$1,085.85	$3.60
	Hypothetical (h)	0.69%	$1,000.00	$1,021.55	$3.49
B	Actual	1.44%	$1,000.00	$1,081.86	$7.49
	Hypothetical (h)	1.44%	$1,000.00	$1,017.80	$7.26
C	Actual	1.59%	$1,000.00	$1,082.83	$8.28
	Hypothetical (h)	1.59%	$1,000.00	$1,017.05	$8.02
I	Actual	0.59%	$1,000.00	$1,087.65	$3.08
	Hypothetical (h)	0.59%	$1,000.00	$1,022.05	$2.98
R6	Actual	0.53%	$1,000.00	$1,088.02	$2.77
	Hypothetical (h)	0.53%	$1,000.00	$1,022.35	$2.68
MFS GEORGIA MUNICIPAL BOND FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/23	Ending Account Value 3/31/24	Expenses Paid During Period (p) 10/01/23-3/31/24
A	Actual	0.90%	$1,000.00	$1,082.58	$4.69
	Hypothetical (h)	0.90%	$1,000.00	$1,020.50	$4.55
B	Actual	1.65%	$1,000.00	$1,078.26	$8.57
	Hypothetical (h)	1.65%	$1,000.00	$1,016.75	$8.32
I	Actual	0.65%	$1,000.00	$1,084.91	$3.39
	Hypothetical (h)	0.65%	$1,000.00	$1,021.75	$3.29
R6	Actual	0.60%	$1,000.00	$1,083.89	$3.13
	Hypothetical (h)	0.60%	$1,000.00	$1,022.00	$3.03
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
16

Expense Tables - continued
MFS MARYLAND MUNICIPAL BOND FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/23	Ending Account Value 3/31/24	Expenses Paid During Period (p) 10/01/23-3/31/24
A	Actual	0.83%	$1,000.00	$1,081.16	$4.32
	Hypothetical (h)	0.83%	$1,000.00	$1,020.85	$4.19
B	Actual	1.58%	$1,000.00	$1,076.10	$8.20
	Hypothetical (h)	1.58%	$1,000.00	$1,017.10	$7.97
I	Actual	0.58%	$1,000.00	$1,081.07	$3.02
	Hypothetical (h)	0.58%	$1,000.00	$1,022.10	$2.93
R6	Actual	0.52%	$1,000.00	$1,082.66	$2.71
	Hypothetical (h)	0.52%	$1,000.00	$1,022.40	$2.63
MFS MASSACHUSETTS MUNICIPAL BOND FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/23	Ending Account Value 3/31/24	Expenses Paid During Period (p) 10/01/23-3/31/24
A	Actual	0.82%	$1,000.00	$1,080.23	$4.26
	Hypothetical (h)	0.82%	$1,000.00	$1,020.90	$4.14
B	Actual	1.57%	$1,000.00	$1,076.10	$8.15
	Hypothetical (h)	1.57%	$1,000.00	$1,017.15	$7.92
I	Actual	0.57%	$1,000.00	$1,081.01	$2.97
	Hypothetical (h)	0.57%	$1,000.00	$1,022.15	$2.88
R6	Actual	0.50%	$1,000.00	$1,081.38	$2.60
	Hypothetical (h)	0.50%	$1,000.00	$1,022.50	$2.53
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
17

Portfolio of Investments
3/31/24
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
MFS Alabama Municipal Bond Fund
Issuer	Shares/Par	Value ($)
Municipal Bonds – 98.9%
Airport Revenue – 0.2%
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2047	$55,000	$53,103
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2053	50,000	46,743
		$99,846
General Obligations - General Purpose – 13.2%
Arab, AL, General Obligation Warrants, “A”, AGM, 3%, 12/01/2046	$1,120,000	$878,028
Birmingham, AL, General Obligation Warrants, “B”, 5%, 12/01/2043	245,000	256,057
Birmingham-Jefferson, AL, Civic Center Authority Rev., “A”, 5.25%, 6/01/2053	750,000	801,912
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	160,000	142,455
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2035	40,000	43,337
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2040	270,000	296,192
Chicago, IL, General Obligation, “F”, 5.5%, 1/01/2042	110,000	110,466
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 5.625%, 7/01/2029	34,176	37,388
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 5.75%, 7/01/2031	115,194	129,766
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2033	31,477	31,355
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2035	57,199	56,078
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2037	24,283	23,433
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2041	33,016	31,048
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2046	121,336	111,257
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, “A”, 0%, 7/01/2024	5,121	5,070
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, “A”, 0%, 7/01/2033	40,508	26,576
Fort Payne, AL, General Obligation Warrants, “A”, AGM, 5%, 5/01/2047	750,000	768,582
Montevallo, AL, American Village Public Educational Building Authority Refunding Rev. (Alabama Veterans Living Legacy Project), 4%, 12/01/2034	655,000	657,597
Montevallo, AL, American Village Public Educational Building Authority Refunding Rev. (Alabama Veterans Living Legacy Project), 4%, 12/01/2035	250,000	251,894
Oxford, AL, General Obligation Warrants, “A”, 5%, 7/01/2052	1,000,000	1,066,739
Pike Road, AL, General Obligation, 5%, 3/01/2048	500,000	544,088
Pike Road, AL, General Obligation, 5%, 3/01/2052	500,000	540,688
State of Illinois, General Obligation, 5.5%, 5/01/2039	120,000	132,044
State of Illinois, General Obligation, “B”, 5.5%, 5/01/2047	55,000	60,104
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2048	70,000	70,438
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2052	30,000	29,995
Trussville, AL, General Obligation Warrants, “A”, 4%, 8/01/2041	750,000	749,241
Vestavia Hills, AL, General Obligation Warrants, 4%, 8/01/2038	1,000,000	1,017,892
		$8,869,720
General Obligations - Schools – 4.0%
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 4%, 12/01/2047	$255,000	$227,770
Little Rock, AR, School District & Construction, “A”, BAM, 3%, 2/01/2048	625,000	490,901
Mobile County, AL, Board of School Commissioners, Special Tax School Warrants, 4%, 3/01/2039	1,000,000	1,012,701
Mobile County, AL, Board of School Commissioners, Special Tax School Warrants, “B”, BAM, 4.125%, 3/01/2047	1,000,000	977,463
		$2,708,835
Healthcare Revenue - Hospitals – 9.7%
Alabama DCH Health Care Authority, “A”, 4%, 6/01/2046	$1,000,000	$918,331
Alabama DCH Health Care Authority, Health Care Facilities Rev., 5%, 6/01/2033	500,000	506,534
Alabama Health Care Authority (Baptist Health), “A”, 5%, 11/15/2037	875,000	939,361
Alabama Special Care Facilities Financing Authority Rev. (Daughters of Charity), ETM, AAC, 5%, 11/01/2025	50,000	52,077
Birmingham, AL, Special Care Facilities Financing Authority Health Care Rev. (Children's Hospital), 5%, 6/01/2031	750,000	762,535
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2049	15,000	13,948
East Alabama Health Care Authority, Health Care Facilities Rev., “A”, 4%, 9/01/2048	500,000	465,524
18

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	$430,000	$401,960
Mobile, AL, Infirmary Health System Special Care Facilities Financing Authority Rev. (Infirmary Health System, Inc.), “A”, 4%, 2/01/2040	1,000,000	951,683
North Carolina Medical Care Commission, Health Care Facilities Rev. (Rex Healthcare), “A”, 4%, 7/01/2049	520,000	490,556
UAB Medicine Finance Authority Rev., “B”, 5%, 9/01/2035	1,000,000	1,030,961
		$6,533,470
Healthcare Revenue - Long Term Care – 1.8%
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.75%, 6/01/2045	$250,000	$224,874
Pell City, AL, Special Care Facilities Financing Authority Rev. (Noland Health Services, Inc.), “A”, 4%, 12/01/2038	1,000,000	963,747
		$1,188,621
Industrial Revenue - Environmental Services – 0.5%
Muscle Shoals, Sheffield, and Tuscumbia, AL, Solid Waste Disposal Authority Rev. (Cherokee Industrial Landfill Project), “A”, 6%, 5/01/2040 (z)	$300,000	$321,983
Industrial Revenue - Other – 0.8%
Mobile County, AL, Limited Obligation Warrants (Gomesa Project), 4%, 11/01/2045 (n)	$500,000	$453,473
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3.625%, 1/01/2035 (n)	100,000	86,851
		$540,324
Miscellaneous Revenue - Other – 1.3%
Alabama Stadium Trace Village Improvement District Development Incentive Anticipation, 3.625%, 3/01/2036	$215,000	$194,641
Director of the State of Nevada, Department of Business & Industry Rev. (Brightline West Passenger Rail Project), “A”, 4%, 1/01/2050 (Put Date 1/30/2025)	100,000	99,673
Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	35,000	36,027
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	260,000	260,080
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5%, 12/31/2057	275,000	289,919
		$880,340
Multi-Family Housing Revenue – 2.7%
Alabama Housing Finance Authority, Multi-Family Housing Rev. (Maryvale Place Project), “F”, HUD Section 8, 4%, 10/01/2025 (Put Date 4/01/2025)	$1,000,000	$997,832
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	218,949	214,772
New Mexico Mortgage Finance Authority, Multi-Family Housing Rev. (Mountain View II & III Apartments Project), HUD Section 8, 5%, 2/01/2042 (Put Date 9/01/2025)	75,000	75,756
New Mexico Mortgage Finance Authority, Multi-Family Housing Rev. (Santa Fe Apartment & Sangre de Cristo Project), HUD Section 8, 5%, 2/01/2042 (Put Date 6/01/2025)	120,000	120,490
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development Bonds), “G”, FHA, 2.45%, 11/01/2045	585,000	412,923
		$1,821,773
Port Revenue – 2.5%
Alabama Port Authority Docks Facilities Refunding Rev., “A”, AGM, 5%, 10/01/2025	$630,000	$638,762
Alabama Port Authority Docks Facilities Refunding Rev., “A”, AGM, 5%, 10/01/2035	1,000,000	1,032,817
		$1,671,579
Sales & Excise Tax Revenue – 9.3%
Cherokee County, AL, Board of Education Special Tax School Warrants (Sales Tax), 5%, 12/01/2048	$1,000,000	$1,040,689
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), Capital Appreciation, “B-1”, AGM, 0%, 6/15/2044	820,000	338,039
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2030	5,000	5,355
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031	5,000	5,400
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	60,000	57,104
Jefferson County, AL, Cooper Green Mercy Health Services Authority Rev., “A”, 5.25%, 9/01/2052	810,000	845,158
Jefferson County, AL, Limited Obligation Refunding Warrants, 4%, 9/15/2042	1,000,000	987,883
Lawrence County, AL, Board of Education Special Tax School Warrants, AGM, 4%, 2/01/2042	1,000,000	993,139
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	16,000	16,140
19

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.75%, 7/01/2053	$57,000	$56,728
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	796,000	798,354
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	142,000	142,041
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	58,000	58,017
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	401,000	397,996
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	26,000	23,001
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	4,000	3,276
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	247,000	186,469
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	237,000	164,023
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	110,000	35,060
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	100,000	78,000
		$6,231,872
Single Family Housing - State – 0.9%
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “C-1”, 4%, 11/15/2047	$110,000	$109,176
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “A”, GNMA, 4.45%, 9/01/2043	385,000	384,931
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “A”, GNMA, 4.5%, 9/01/2046	130,000	130,475
		$624,582
State & Local Agencies – 1.3%
Alabama Public Health Care Authority Lease Rev. (Department of Public Health Facilities), 5%, 9/01/2030	$280,000	$284,289
Bessemer, AL, Public Educational Building Authority Rev. (DHR Building Project), “A”, AGM, 5%, 7/01/2030	210,000	210,146
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2033	350,000	362,161
		$856,596
Student Loan Revenue – 0.8%
Iowa Student Loan Liquidity Corp. Rev., “B”, 3%, 12/01/2039	$5,000	$4,765
Iowa Student Loan Liquidity Corp. Rev., “C”, 3.5%, 12/01/2044	90,000	73,284
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 2.65%, 11/01/2038	40,000	35,292
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	415,000	403,762
		$517,103
Tax - Other – 9.0%
Birmingham-Jefferson, AL, Civic Center Authority, “A”, 4%, 7/01/2043	$750,000	$725,854
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2045	45,000	47,518
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2048	125,000	139,294
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2024	200,000	200,820
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2036	30,000	30,560
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2046	85,000	84,171
Jefferson County, AL, Board of Education, 4%, 2/01/2042	805,000	797,459
Lee County, AL, Board of Education Special Tax School Warrants, AGM, 5%, 2/01/2042	350,000	384,347
Lee County, AL, Board of Education Special Tax School Warrants, AGM, 5%, 2/01/2043	250,000	273,416
Lee County, AL, Board of Education Special Tax School Warrants, AGM, 5%, 2/01/2044	325,000	354,367
Marshall County, AL, Board of Education Special Tax School Warrants, BAM, 4%, 3/01/2044 (w)	500,000	490,910
Marshall County, AL, Board of Education Special Tax School Warrants, BAM, 4.125%, 3/01/2049 (w)	500,000	487,073
St. Clair County, AL, Board of Education, Special Tax School Warrants (15 Mill Moody Tax), “A”, BAM, 4.125%, 2/01/2048	500,000	494,890
St. Clair County, AL, Board of Education, Special Tax School Warrants (15 Mill Moody Tax), “A”, BAM, 4.25%, 2/01/2052	500,000	501,088
Tuscaloosa, AL, Board of Education, School Tax Warrants, 5%, 8/01/2036 (Prerefunded 8/01/2026)	1,000,000	1,044,149
		$6,055,916
Tobacco – 0.6%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	$185,000	$174,949
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	250,000	233,964
		$408,913
20

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Toll Roads – 0.3%
Virginia Small Business Financing Authority Senior Lien Rev. (Elizabeth River Crossings Opco LLC Project), 3%, 1/01/2041	$250,000	$202,924
Transportation - Special Tax – 3.4%
Jefferson County, AL, Transportation Infrastructure Bank, Limited Obligation Rev., “B”, AGM, 5%, 8/15/2035	$1,000,000	$1,122,462
Jefferson County, AL, Transportation Infrastructure Bank, Limited Obligation Rev., “B”, AGM, 5%, 8/15/2036	1,000,000	1,114,834
New Jersey Transportation Trust Fund Authority, “CC”, 5.5%, 6/15/2050	40,000	44,304
		$2,281,600
Universities - Colleges – 12.8%
Alabama Community College System Board of Trustees Rev. (Bishop State Community College), BAM, 4%, 1/01/2044	$225,000	$217,435
Alabama Community College System Board of Trustees Rev. (Bishop State Community College), BAM, 4%, 1/01/2049	1,000,000	928,925
Alabama Community College System Board of Trustees Rev. (Gadsden State Community College), AGM, 5%, 6/01/2048	500,000	531,762
Alabama Community College System Board of Trustees Rev. (Gadsden State Community College), AGM, 5%, 6/01/2053	500,000	526,640
Auburn University, AL, General Fee Rev., “A”, 5%, 6/01/2048	1,500,000	1,572,161
Homewood, AL, Educational Building Authority Facilities Rev. (Samford University), “A”, 5%, 12/01/2034	500,000	519,459
Jacksonville, AL, Public Educational Building Authority Higher Education Facilities Rev. (Jacksonville State University Foundation), “A”, 5%, 7/01/2036	580,000	596,545
Jacksonville, AL, Public Educational Building Authority Higher Education Facilities Rev. (Jacksonville State University Foundation), “A”, AGM, 5.25%, 8/01/2048	750,000	813,096
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2051	345,000	294,497
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NPFG, 5%, 7/01/2033	60,000	59,019
University of North Alabama, General Fee Rev., “B”, BAM, 5%, 11/01/2039	1,000,000	1,070,329
University of South Alabama, Facilities Rev., “A”, BAM, 5%, 4/01/2049	750,000	773,549
University of West Alabama, General Fee Rev., AGM, 4%, 1/01/2040	720,000	714,117
		$8,617,534
Utilities - Investor Owned – 0.7%
Mobile, AL, Industrial Development Board Pollution Control Rev. (Alabama Power Co. Barry Plant Project), “C”, 3.78%, 6/01/2034 (Put Date 6/16/2026)	$500,000	$500,241
Utilities - Municipal Owned – 1.8%
Huntville, AL, Electric Rev. Warrants , 5%, 12/01/2043	$750,000	$840,482
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2020 (a)(d)	5,000	1,313
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2021 (a)(d)	70,000	18,375
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2022 (a)(d)	115,000	30,187
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	180,000	47,250
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	30,000	7,875
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	15,000	3,937
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	5,000	1,313
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	65,000	17,062
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/2024	50,000	49,829
Puerto Rico Electric Power Authority Rev., “SS”, AGM, 4.375%, 7/01/2030	15,000	14,527
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	40,000	10,500
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	30,000	7,875
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	5,000	1,313
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	95,000	24,937
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 4.25%, 7/01/2027	70,000	68,504
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	15,000	14,835
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	5,000	1,313
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	15,000	3,937
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	40,000	10,500
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	50,000	13,125
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	15,000	3,937
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	55,000	14,437
Puerto Rico Electric Power Authority Rev., Taxable, “EEE”, 6.05%, 7/01/2032 (a)(d)	40,000	10,500
		$1,217,863
21

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Other – 4.7%
Black Belt Energy Gas District, AL, Gas Project Rev. (Project No. 8), “A”, 4%, 12/01/2052 (Put Date 12/01/2029)	$180,000	$178,109
Black Belt Energy Gas District, AL, Gas Project Rev., “A”, 4%, 6/01/2051 (Put Date 12/01/2031)	210,000	211,677
Black Belt Energy Gas District, AL, Gas Project Rev., “C-1”, 5.25%, 2/01/2053 (Put Date 6/01/2029)	425,000	449,257
California Community Choice Financing Authority, Clean Energy Project Rev., “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	410,000	432,044
Public Energy Authority of Kentucky, Gas Supply Rev., “A-1”, 4%, 8/01/2052 (Put Date 8/01/2030)	1,000,000	999,427
Southeast Alabama Energy Authority Commodity Supply Rev. (Project No. 5), “A”, 5.25%, 1/01/2054 (Put Date 7/01/2029)	360,000	382,292
Southeast Alabama Energy Authority Commodity Supply Rev. (Project No.6), 5%, 1/01/2054 (Put Date 6/01/2030)	500,000	528,879
		$3,181,685
Water & Sewer Utility Revenue – 16.6%
Auburn, AL, Waterworks Board Water Rev., 5%, 9/01/2036 (Prerefunded 9/01/2025)	$1,000,000	$1,022,783
Baldwin County, AL, Solid Waste Disposal Authority Rev., 4.25%, 12/01/2048	500,000	487,072
Baldwin County, AL, Solid Waste Disposal Authority Rev., 4.375%, 12/01/2053	500,000	484,519
Birmingham, AL, Water Rev., 5%, 1/01/2038	500,000	566,974
Birmingham, AL, Water Rev., 5%, 1/01/2039	250,000	280,819
Cullman, AL, Utilities Board Water Rev., “A”, AGM, 5%, 9/01/2035	1,000,000	1,006,353
Gadsden, AL, Waterworks and Sewer Rev., AGM, 4%, 6/01/2033	1,000,000	1,018,917
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	120,000	122,360
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2029	45,000	45,118
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2035	45,000	45,118
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	95,000	99,114
Jefferson County, AL, Sewer Rev. Warrants, 5.5%, 10/01/2053	1,000,000	1,088,184
Limestone County, AL, Water & Sewer Authority Rev., 5%, 12/01/2045	1,000,000	1,072,543
Madison, AL, Water & Wastewater Board Rev., 3%, 12/01/2050	1,000,000	762,458
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NPFG, 5%, 7/01/2032	15,000	15,027
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NPFG, 5%, 7/01/2036	20,000	20,026
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	20,000	20,030
Montgomery, AL, Water Works and Sanitary Sewer Board, Water and Sewer Rev., 5%, 9/01/2048	500,000	548,045
Orange Beach, AL, Water Sewer & Fire Protection Authority Water Rev., 4%, 5/15/2047	1,000,000	966,232
Prattville, AL Water Works Board Rev., 5.125%, 8/01/2053	750,000	806,278
Prichard, AL, Water Works & Sewer Board Rev., 4%, 11/01/2044	700,000	478,597
Texas Water Development Board State Water Implementation Rev., “A”, 5%, 10/15/2058	200,000	216,099
		$11,172,666
Total Municipal Bonds (Identified Cost, $68,404,234)		$66,505,986
Bonds – 0.3%
Consumer Services – 0.3%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$136,000	$128,477
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	181,841	56,825
Total Bonds (Identified Cost, $201,676)		$185,302
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $83,866)	$139,526	$80,646
Investment Companies (h) – 1.3%
Money Market Funds – 1.3%
MFS Institutional Money Market Portfolio, 5.38% (v) (Identified Cost, $873,711)	873,694	$873,869
Other Assets, Less Liabilities – (0.6)%		(371,354)
Net Assets – 100.0%		$67,274,449
See Portfolio Footnotes and Notes to Financial Statements
22

Portfolio of Investments – continued
MFS Arkansas Municipal Bond Fund
Issuer	Shares/Par	Value ($)
Municipal Bonds – 99.2%
Airport Revenue – 0.9%
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), AGM, 5.125%, 6/30/2060	$840,000	$878,577
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	95,000	95,330
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	105,000	105,612
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	80,000	80,279
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	125,000	125,190
		$1,284,988
General Obligations - General Purpose – 3.9%
Arkansas Higher Education, General Obligation, 4%, 6/01/2029	$2,000,000	$2,001,186
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	375,000	333,879
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2035	80,000	86,675
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2040	550,000	603,355
Chicago, IL, General Obligation, “F”, 5.5%, 1/01/2042	225,000	225,952
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 5.625%, 7/01/2029	65,135	71,256
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 5.75%, 7/01/2031	63,265	71,268
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2033	59,992	59,760
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2035	111,025	108,850
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2037	46,282	44,661
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2041	62,925	59,175
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2046	216,442	198,462
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, “A”, 0%, 7/01/2024	9,759	9,662
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, “A”, 0%, 7/01/2033	77,204	50,651
Little Rock, AR, Library Construction Refunding, 4%, 3/01/2036	1,375,000	1,413,740
State of Illinois, General Obligation, 5.5%, 5/01/2039	120,000	132,044
State of Illinois, General Obligation, 5.75%, 5/01/2045	115,000	125,829
State of Illinois, General Obligation, “B”, 5.5%, 5/01/2047	115,000	125,672
		$5,722,077
General Obligations - Schools – 8.4%
Benton County, AR, Bentonville School District No. 6 Construction Refunding, “B”, 4%, 6/01/2047	$1,000,000	$956,815
Benton County, AR, Bentonville School District No. 6 Construction, “G”, 2.25%, 6/01/2046	1,000,000	666,771
Crittenden County, AR, Community College District, 4.6%, 2/01/2035	285,000	283,130
Crittenden County, AR, Community College District, 4.7%, 2/01/2040	625,000	620,462
Crittenden County, AR, Earle Special School District Refunding and Construction, 4%, 2/01/2048	1,000,000	974,002
Fort Smith, AR, School District No. 100 Construction, “B”, 2.75%, 2/01/2045	1,370,000	1,050,599
Greene County, AR, Tech School District No. T-1, Construction Refunding, 3.75%, 4/01/2041	1,100,000	1,065,215
Greene County, AR, Tech School District No. T-1, Construction Refunding, 3.75%, 4/01/2042	1,000,000	949,067
Johnson County, AR, Clarksville School District No. 17 Refunding, 0.5%, 12/01/2024	350,000	338,579
Little Rock, AR, School District & Construction of Pulaski County, 3%, 2/01/2030	1,030,000	995,194
Little Rock, AR, School District & Construction, “A”, BAM, 3%, 2/01/2048	755,000	593,009
North Little Rock, AR, School District No. 1, 2%, 2/01/2027	2,000,000	1,895,829
North Little Rock, AR, School District No. 1, 2%, 2/01/2038	865,000	628,711
Union County, AR, El Dorado School District No. 15 Refunding & Construction, “A”, 5%, 2/01/2044	1,250,000	1,307,396
		$12,324,779
Healthcare Revenue - Hospitals – 12.5%
Arkansas Development Finance Authority, Health Care Rev. (Baptist Health), 5%, 12/01/2047	$2,000,000	$2,087,761
Arkansas Development Finance Authority, Health Care Rev. (Baptist Health), “A”, 5%, 12/01/2029	1,000,000	1,025,177
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2034	740,000	778,899
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2044	2,000,000	1,986,079
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4.25%, 7/01/2041	750,000	666,489
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2052	1,250,000	902,419
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), 5%, 2/01/2038	1,900,000	1,925,941
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), 4%, 2/01/2042	990,000	896,774
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), “A”, 5%, 2/01/2033	1,645,000	1,655,235
Batesville, AK, Public Facilities Board, Hospital Rev. (White River Health System, Inc.), 5%, 6/01/2027	500,000	515,792
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2049	30,000	27,897
23

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Conway, AR, Hospital Rev. (Conway Regional Medical Center), “A”, 4%, 8/01/2038	$1,000,000	$946,583
Doylestown, PA, Hospital Authority Rev., “A”, 4%, 7/01/2045	20,000	16,397
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	810,000	757,181
Montgomery County, MD, Rev. (Trinity Health Credit Group), 5%, 12/01/2045	300,000	305,278
Pulaski County, AR, Hospital Rev. (Arkansas Children's Hospital), 4.25%, 3/01/2048	1,000,000	979,299
Springdale, AR, Public Facilities Board Hospital Rev. (Children's Northwest Project), 5%, 3/01/2040	2,820,000	2,879,031
		$18,352,232
Industrial Revenue - Other – 0.3%
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 2.875%, 1/01/2041 (n)	$170,000	$122,160
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 4%, 1/01/2050 (n)	390,000	308,109
		$430,269
Industrial Revenue - Paper – 0.1%
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	$100,000	$100,207
Miscellaneous Revenue - Other – 2.7%
Bryant, AR, Capital Improvement Rev., 4.2%, 2/01/2050	$1,000,000	$976,979
Fayetteville, AR, Hotel, Motel and Restaurant Rev., BAM, 5%, 11/01/2034	2,000,000	2,016,753
Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	60,000	61,761
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	375,000	375,115
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5%, 12/31/2057	560,000	590,380
		$4,020,988
Multi-Family Housing Revenue – 0.3%
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	$431,047	$422,824
Sales & Excise Tax Revenue – 20.7%
Alma, AR, Sales & Use Tax, AGM, 4.125%, 3/01/2039	$1,000,000	$1,021,773
Batesville, AK, Sales & Use Tax Rev., “B”, BAM, 4%, 2/01/2047	2,250,000	2,182,747
Batesville, AK, Sales & Use Tax Rev., “B”, BAM, 4%, 2/01/2049	750,000	732,172
Bentonville, AR, Sales & Use Tax, 4.125%, 11/01/2038	1,000,000	1,028,877
Bentonville, AR, Sales & Use Tax Refunding Improvement, “B”, 3%, 11/01/2034	1,000,000	946,692
Bentonville, AR, Sales & Use Tax Refunding Improvement, “B”, 3%, 11/01/2035	1,000,000	936,660
Bentonville, AR, Sales & Use Tax Refunding Improvement, “B”, 3%, 11/01/2036	200,000	185,370
Cabot, AR, Sales & Use Tax Refunding and Improvements, “B”, 4%, 12/01/2029	250,000	261,413
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), Capital Appreciation, “B-1”, AGM, 0%, 6/15/2044	1,585,000	653,404
Conway, AR, Sales & Use Tax Rev., Capital Improvement, 4.5%, 5/01/2030	850,000	850,689
Conway, AR, Sales & Use Tax Rev., Capital Improvement, 4.5%, 5/01/2035	1,150,000	1,150,822
Forrest City, AR, Sales & Use Tax, 3%, 11/01/2032	350,000	335,291
Forrest City, AR, Sales & Use Tax, 3%, 11/01/2033	370,000	353,440
Forrest City, AR, Sales & Use Tax, 3%, 11/01/2034	380,000	361,973
Forrest City, AR, Sales & Use Tax, 3%, 11/01/2036	400,000	371,928
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2030	10,000	10,711
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031	10,000	10,800
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	110,000	104,690
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	415,000	422,694
Madison County, AR, Sales & Use Tax, 4.375%, 12/01/2043	1,000,000	1,020,589
Madison County, AR, Sales & Use Tax, 4.625%, 12/01/2048	500,000	525,653
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/2029	1,000,000	1,134,301
Mississippi County, AR, Sales and Use Tax, 4%, 6/01/2036	650,000	650,362
Mountain View, AK, Sales and Use Tax Rev., BAM, 3%, 11/01/2031	335,000	323,566
Mountain View, AK, Sales and Use Tax Rev., BAM, 3%, 11/01/2034	415,000	395,676
Mountain View, AK, Sales and Use Tax Rev., BAM, 3%, 11/01/2035	425,000	401,097
Osceola, AR, Sales & Use Tax Rev. Improvement, BAM, 4%, 6/01/2044 (w)	1,300,000	1,271,252
Phillips County, AR, Sales & Use Tax, BAM, 3.75%, 9/01/2038	1,170,000	1,170,089
24

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	$36,000	$36,316
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.75%, 7/01/2053	122,000	121,418
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	2,898,000	2,906,569
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	235,000	235,068
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	120,000	120,035
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	2,000	1,923
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	62,000	61,536
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	3,000	2,972
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	66,000	58,387
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	12,000	9,829
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	593,000	447,677
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	568,000	393,102
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	270,000	86,055
Rogers, AR, Sales & Use Tax Rev., 4%, 11/01/2032	1,060,000	1,073,072
Rogers, AR, Sales & Use Tax Rev., 4%, 11/01/2033	1,495,000	1,509,698
Rogers, AR, Sales & Use Tax Rev., “B”, 5%, 11/01/2036	2,000,000	2,070,928
Springdale, AR, Sales & Use Tax Refunding & Improvement, Taxable, “B”, BAM, 4.125%, 8/01/2050	2,000,000	1,963,071
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(n)	280,000	218,400
Wisconsin Public Finance Authority Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (a)(n)	200,000	156,000
		$30,286,787
Secondary Schools – 0.7%
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2039	$750,000	$713,345
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2039 (n)	250,000	249,194
		$962,539
Single Family Housing - State – 0.8%
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “A”, GNMA, 4.45%, 9/01/2043	$825,000	$824,852
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “A”, GNMA, 4.5%, 9/01/2046	275,000	276,006
		$1,100,858
State & Local Agencies – 2.5%
Arkansas Development Finance Authority Rev. (Donaghey Plaza Project), 5%, 6/01/2034	$2,605,000	$2,607,137
North Carolina Turnpike Authority, Triangle Expressway System Appropriation Rev., Capital Appreciation, 0%, 1/01/2044	2,360,000	982,987
		$3,590,124
Student Loan Revenue – 0.1%
Iowa Student Loan Liquidity Corp. Rev., “B”, 3%, 12/01/2039	$10,000	$9,530
Iowa Student Loan Liquidity Corp. Rev., “C”, 3.5%, 12/01/2044	185,000	150,639
		$160,169
Tax - Other – 4.2%
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2045	$90,000	$95,035
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2048	260,000	289,731
Fayetteville, AR, Liberty Improvement Bonds, 4%, 1/01/2037	2,000,000	2,014,090
Little Rock, AR, Hotel & Restaurant Gross Receipts Tax Rev., 5%, 7/01/2034	3,000,000	3,008,463
Triborough Bridge & Tunnel Authority Rev., NY, Payroll Mobility Tax (MTA Bridges and Tunnels), ”C-3“, 3%, 5/15/2051	890,000	696,116
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	100,000	97,503
		$6,200,938
Tax Assessment – 0.0%
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 4%, 7/01/2029	$15,000	$14,745
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	13,000	13,287
		$28,032
25

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tobacco – 2.7%
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AAC, 0%, 7/01/2027	$2,470,000	$2,197,193
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AAC, 0%, 7/01/2028	500,000	429,550
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2048	185,000	171,706
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	750,000	709,251
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	490,000	458,570
		$3,966,270
Toll Roads – 0.9%
Metropolitan Washington, D.C., Airport Authority, Dulles Toll Road Rev. (Dulles Metrorail and Capital Improvement Projects), “A”, AGM, 4%, 10/01/2052	$1,000,000	$952,074
Virginia Small Business Financing Authority Senior Lien Rev. (Elizabeth River Crossings Opco LLC Project), 3%, 1/01/2041	500,000	405,848
		$1,357,922
Transportation - Special Tax – 2.0%
New Jersey Economic Development Authority Rev. (NJ Transit Transportation Project), 4%, 11/01/2044	$1,015,000	$992,607
New Jersey Transportation Trust Fund Authority, “A”, 5%, 12/15/2039	125,000	134,122
New Jersey Transportation Trust Fund Authority, Transportation Program, “BB”, 4%, 6/15/2044	1,775,000	1,736,429
		$2,863,158
Universities - Colleges – 13.4%
Arkansas State University, Housing System Rev. (Jonesboro Campus), 4.5%, 3/01/2031	$2,500,000	$2,502,394
Arkansas State University, Student Fee Rev. (Jonesboro Campus), “C”, AGM, 4.5%, 3/01/2027	420,000	420,331
Arkansas Technology University Student Fee Rev., “A”, BAM, 5%, 12/01/2042	500,000	526,594
Arkansas Technology University Student Fee Rev., “A”, BAM, 4.5%, 12/01/2047	500,000	502,196
Arkansas Technology University Student Fee Rev., “A”, BAM, 4.5%, 12/01/2052	1,000,000	990,785
Board of Trustees of the University of Arkansas, Various Facilities Rev. (Fayetteville Campus), “A”, 5%, 11/01/2047	2,000,000	2,152,200
Board of Trustees of the University of Arkansas, Various Facilities Rev. (UAMS Campus), “A”, 5%, 12/01/2045	1,705,000	1,844,886
Board of Trustees of the University of Arkansas, Various Facilities Rev. (UAMS Northwest Arkansas), “A”, 5%, 4/01/2040	500,000	556,867
Board of Trustees of the University of Arkansas, Various Facilities Rev. (UAMS Northwest Arkansas), “A”, 5%, 4/01/2047	2,000,000	2,165,548
Board of Trustees of the University of Arkansas, Various Facilities Rev. (UAMS Northwest Arkansas), “A”, 5%, 4/01/2052	500,000	536,419
Board of Trustees of the University of Arkansas, Various Facilities Rev. (UAPB Campus), 5%, 12/01/2047	1,000,000	1,071,242
Board of Trustees of the University of Arkansas, Various Facilities Rev. (UAPB Campus), 4%, 12/01/2052	1,000,000	937,079
Connecticut Health & Educational Facilities Authority Rev. (Connecticut College Issue), “M”, 3%, 7/01/2047	1,120,000	841,585
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2051	620,000	529,241
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	60,000	60,050
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	65,000	65,128
Pulaski, AR, Student Tuition & Fee Rev. (Technical College), BAM, 5%, 9/01/2030	1,000,000	1,017,335
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	340,000	342,499
University of Arkansas Facilities Rev. (Fayetteville Campus), “A”, 5%, 11/01/2043	1,500,000	1,578,792
University of Central Arkansas Student Fee Rev., “A”, AGM, 5%, 11/01/2038	500,000	516,845
University of Central Arkansas Student Fee Rev., “A”, AGM, 4%, 11/01/2048	550,000	505,198
		$19,663,214
Utilities - Municipal Owned – 1.7%
Benton, AR, Public Utility Rev., AGM, 5%, 9/01/2030	$1,000,000	$1,023,720
Benton, AR, Public Utility Rev., AGM, 5%, 9/01/2035	1,000,000	1,020,243
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2020 (a)(d)	15,000	3,938
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2021 (a)(d)	155,000	40,687
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2022 (a)(d)	260,000	68,250
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	410,000	107,625
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	65,000	17,062
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	30,000	7,875
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	15,000	3,938
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	145,000	38,062
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	60,000	15,750
26

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – continued
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	$70,000	$18,375
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	10,000	2,625
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	210,000	55,125
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	15,000	14,835
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	10,000	2,625
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	25,000	6,563
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	95,000	24,937
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	110,000	28,875
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	35,000	9,188
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	95,000	24,937
Puerto Rico Electric Power Authority Rev., Taxable, “EEE”, 6.05%, 7/01/2032 (a)(d)	80,000	21,000
		$2,556,235
Utilities - Other – 3.7%
California Community Choice Financing Authority, Clean Energy Project Rev., “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	$815,000	$858,820
Osceola, AR, Utility & Improvement Refunding Rev., “A”, BAM, 4.25%, 8/01/2053	1,500,000	1,481,715
Southeast Alabama Energy Authority Commodity Supply Rev. (Project No. 5), “A”, 5.25%, 1/01/2054 (Put Date 7/01/2029)	755,000	801,750
Southeast Alabama Energy, Cooperative District Energy Supply Rev., “A-1”, 5.5%, 11/01/2053 (Put Date 1/01/2031)	1,005,000	1,088,338
Tennessee Energy Acquisition Corp., Gas Project Rev., “A-1”, 5%, 5/01/2053 (Put Date 5/01/2028)	725,000	748,543
Texas Municipal Power Agency, Transmission System Rev., AGM, 2%, 9/01/2033	625,000	511,733
		$5,490,899
Water & Sewer Utility Revenue – 16.7%
Benton County, AR, Washington Regional Public Water Authority Rev., BAM, 4%, 10/01/2052	$500,000	$476,037
Conway County, AR, Regional Water Distribution District Rev. Improvement, “B”, BAM, 4%, 5/01/2044 (w)	645,000	632,359
Conway County, AR, Regional Water Distribution District Rev. Improvement, “B”, BAM, 4.25%, 5/01/2049 (w)	1,620,000	1,594,208
Conway County, AR, Regional Water Distribution District Rev. Improvement, “B”, BAM, 4.375%, 5/01/2054 (w)	1,885,000	1,850,222
Conway, AR, Wastewater Improvement Rev., “A”, 4%, 10/01/2039	525,000	521,432
Fort Smith, AR, Water and Sewer and Construction Rev., 5%, 10/01/2035	3,850,000	4,164,020
Fort Smith, AR, Water and Sewer Refunding Rev., BAM, 5%, 10/01/2028	1,370,000	1,428,370
Fort Smith, AR, Water and Sewer Rev., BAM, 5%, 10/01/2029	1,000,000	1,041,873
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	500,000	509,833
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2029	245,000	245,642
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2035	245,000	245,642
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	200,000	208,661
Hot Springs, AR, Construction Wastewater Rev., “B”, BAM, 2.75%, 12/01/2047	1,000,000	743,209
Hot Springs, AR, Construction Wastewater Rev., “B”, BAM, 2.75%, 12/01/2050	1,000,000	720,100
Hot Springs, AR, Wastewater Rev., “C”, BAM, 4.5%, 12/01/2052	2,000,000	2,010,117
Hot Springs, AR, Waterworks & Construction Refunding Rev., BAM, 4.25%, 10/01/2047	1,500,000	1,501,959
Hot Springs, AR, Waterworks Rev., BAM, 4%, 10/01/2035	1,125,000	1,171,012
Hot Springs, AR, Waterworks Rev., BAM, 4%, 10/01/2039	1,000,000	1,012,880
Hot Springs, AR, Waterworks Rev., BAM, 4%, 10/01/2041	500,000	501,518
Hot Springs, AR, Waterworks Rev., BAM, 3.75%, 10/01/2043	1,750,000	1,702,533
Malvern, AR, Water and Sewer Refunding and Construction Rev., BAM, 3.7%, 8/01/2043	750,000	702,923
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NPFG, 5%, 7/01/2032	50,000	50,091
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NPFG, 5%, 7/01/2036	65,000	65,085
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	75,000	75,113
Texarkana, AR, Public Facilities Board, Waterworks & Sewer Facilities Rev., AGM, 4%, 9/01/2040	550,000	556,249
Texarkana, AR, Public Facilities Board, Waterworks & Sewer Facilities Rev., AGM, 4%, 9/01/2043	685,000	683,970
		$24,415,058
Total Municipal Bonds (Identified Cost, $150,354,220)		$145,300,567
27

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – 0.3%
Consumer Services – 0.3%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$245,000	$231,448
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	454,602	142,063
Total Bonds (Identified Cost, $411,759)		$373,511
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $159,839)	$265,920	$153,702
Investment Companies (h) – 1.3%
Money Market Funds – 1.3%
MFS Institutional Money Market Portfolio, 5.38% (v) (Identified Cost, $1,958,005)	1,958,004	$1,958,395
Other Assets, Less Liabilities – (0.9)%		(1,285,096)
Net Assets – 100.0%		$146,501,079
See Portfolio Footnotes and Notes to Financial Statements
28

Portfolio of Investments – continued
MFS California Municipal Bond Fund
Issuer	Shares/Par	Value ($)
Municipal Bonds – 96.9%
Airport Revenue – 7.3%
California Municipal Finance Authority Rev. (LINXS APM Project), “A”, 5%, 12/31/2047	$2,190,000	$2,168,770
Fresno, CA, Airport Revenue, “A”, BAM, 4.25%, 7/01/2044	1,000,000	999,310
Fresno, CA, Airport Revenue, “A”, BAM, 5%, 7/01/2053	1,000,000	1,053,956
Long Beach, CA, Senior Airport Rev., “C”, AGM, 5%, 6/01/2042	1,000,000	1,073,763
Long Beach, CA, Senior Airport Rev., “C”, AGM, 5.25%, 6/01/2047	1,500,000	1,620,724
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5.25%, 5/15/2042	2,000,000	2,204,788
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 4.125%, 5/15/2043	500,000	498,597
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “H”, 4%, 5/15/2047	3,000,000	2,907,312
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 4%, 5/15/2049	5,000,000	4,781,991
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “C”, 5%, 5/15/2038	1,935,000	2,009,238
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “D”, 5%, 5/15/2037	1,305,000	1,384,744
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “D”, 5%, 5/15/2038	1,305,000	1,378,241
Sacramento County, CA, Airport System Rev., “B”, 5%, 7/01/2038	2,000,000	2,085,784
Sacramento County, CA, Airport System Rev., “C”, 5%, 7/01/2039	1,000,000	1,040,540
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2047	665,000	675,094
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/2044	2,605,000	2,704,835
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 4%, 5/01/2052	2,500,000	2,355,169
San Francisco, CA, City & County Airports Commission, International Airport Rev., “B”, 5%, 5/01/2046	3,000,000	3,032,788
San Francisco, CA, City & County Airports Commission, Refunding Rev., “C”, 5.75%, 5/01/2048	5,000,000	5,594,760
San Jose, CA, Airport Rev., “A”, 5%, 3/01/2035	1,000,000	1,037,791
San Jose, CA, Airport Rev., “A”, 5%, 3/01/2047	2,000,000	2,027,486
		$42,635,681
General Obligations - General Purpose – 3.3%
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$1,080,000	$961,571
Chicago, IL, General Obligation, “A”, 5%, 1/01/2025	810,000	817,381
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 5.625%, 7/01/2029	238,428	260,835
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 5.75%, 7/01/2031	497,583	560,529
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2033	219,601	218,750
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2035	383,721	376,203
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2037	169,415	163,483
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2041	230,339	216,612
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2046	765,550	701,956
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, “A”, 0%, 7/01/2024	35,723	35,368
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, “A”, 0%, 7/01/2033	282,606	185,407
Oakland, CA, General Obligation, “D”, 5.5%, 7/15/2053	5,000,000	5,741,288
San Francisco, CA, City & County General Obligation Refunding Bonds, 2021-R2, 5%, 6/15/2024	2,440,000	2,447,184
State of California, Various Purpose General Obligation, 4%, 3/01/2036	2,200,000	2,322,080
State of California, Various Purpose General Obligation, 5.25%, 10/01/2050	3,000,000	3,379,172
State of Illinois, General Obligation, 5.5%, 5/01/2039	440,000	484,163
State of Illinois, General Obligation, 5.75%, 5/01/2045	410,000	448,606
		$19,320,588
General Obligations - Schools – 12.2%
Alvord, CA, Unified School District (Election of 2007), General Obligation, “A”, BAM, 4%, 8/01/2048	$1,000,000	$995,267
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2029	4,335,000	3,740,018
Conejo Valley, CA, Unified School District (Election of 2014), General Obligation, Capital Appreciation, “E”, 0%, 8/01/2037	4,240,000	2,513,302
Garden Grove, CA, Unified School District (Election 2016), General Obligation, BAM, 4%, 8/01/2046	3,000,000	2,994,556
Garvey, CA, School District (Election of 2004), Capital Appreciation, AGM, 0%, 8/01/2031	2,120,000	1,664,807
Imperial County, CA, Community College District Rev., Capital Appreciation, “C”, BAM, 0%, 8/01/2034	500,000	333,947
Kern County, CA, Sierra Sands Unified School District (Election of 2006), Capital Appreciation, AGM, 0%, 11/01/2033	1,260,000	861,862
Lake Tahoe, CA, Unified School District (Election of 2008), Convertible Capital Appreciation, AGM, 0% to 8/01/2032, 6.375% to 8/01/2045	1,590,000	1,308,539
Los Angeles County, CA, Mt. San Antonio Community College District (Election of 2018), “A”, 4%, 8/01/2049	875,000	882,300
Los Angeles, CA, Paramount Unified School District, General Obligation, “C”, BAM, 3%, 8/01/2045	1,750,000	1,425,109
Los Angeles, CA, Unified School District, General Obligation Refunding, “A”, 5%, 7/01/2024	845,000	848,036
Los Angeles, CA, Unified School District, General Obligation Refunding, “C”, 5%, 7/01/2024	1,970,000	1,977,078
Marin County, CA, San Rafael City Elementary School District Rev., “B”, 4%, 8/01/2047	2,595,000	2,563,325
29

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - Schools – continued
Mendocino Lake, CA, Community College District Rev. (Election of 2006), Capital Appreciation, “B”, AGM, 0%, 8/01/2032	$1,570,000	$1,206,132
Modesto, CA, Elementary School District, General Obligation, “B”, 3%, 8/01/2046	170,000	138,399
Modesto, CA, Elementary School District, General Obligation, “B”, 3%, 8/01/2050	105,000	82,223
Modesto, CA, High School District (Election of 2022), General Obligation, “A”, 5%, 8/01/2024	1,005,000	1,009,729
Moorpark, CA, Unified School District (Election of 2008), Capital Appreciation, “A”, AGM, 0%, 8/01/2033	500,000	366,258
Moreland, CA, School District (Election of 2002), Capital Appreciation, “B”, FGIC, 0%, 8/01/2028	1,440,000	1,257,799
Mount Diablo, CA, Unified School District (Election of 2010), Convertible Capital Appreciation, “A”, AGM, 5.5% to 8/01/2019, 6% to 8/01/2030	3,000,000	3,096,639
Mount San Antonio, CA, Community College District Rev. (Election of 2008), Convertible Capital Appreciation, “A”, 0% to 8/01/2028, 6.25% to 8/01/2043	5,000,000	4,918,576
Napa Valley, CA, Unified School District (Election of 2006), Capital Appreciation, “A”, 0%, 8/01/2029	3,385,000	2,864,199
Oakland, CA, Unified School District Rev., “A”, AGM, 5.25%, 8/01/2048	7,000,000	8,001,271
Pomona, CA, Unified School District, General Obligation, “F”, BAM, 3%, 8/01/2048	90,000	70,566
San Diego, CA, La Mesa-Spring Valley School District, General Obligation, “B”, 4%, 8/01/2051	2,000,000	1,991,571
San Diego, CA, San Ysidro School District (Measure U Election of 2020), General Obligation, “B”, AGM, 4%, 8/01/2045	1,850,000	1,830,241
San Diego, CA, Unified School District (Election of 2012), General Obligation, “I”, BAM, 4%, 7/01/2047	2,145,000	2,142,128
San Luis Obispo, CA, Lucia Mar Unified School District, General Obligation, “D”, 4%, 8/01/2049	2,235,000	2,187,933
Santa Clara County, CA, Mountain View Whisman School District General Obligation, Election of 2020, “B”, 4.25%, 9/01/2045	5,750,000	5,929,424
Santa Maria Bonita, CA, School District (Election of 2014), General Obligation, BAM, 4%, 8/01/2042	1,000,000	1,003,093
Santa Maria Bonita, CA, School District (Election of 2014), General Obligation, BAM, 4%, 8/01/2044	1,250,000	1,250,311
South Monterey County, CA, Joint Union High School District (Election of 2018), “A-1”, AGM, 4%, 8/01/2049	2,480,000	2,446,956
Stanislaus County, CA, CERES Unified School District, Capital Appreciation, BAM, 0%, 8/01/2046	2,775,000	999,513
Stanislaus County, CA, CERES Unified School District, Capital Appreciation, BAM, 0%, 8/01/2047	3,035,000	1,038,152
Sweetwater, CA, Union High School District, “C”, 4%, 8/01/2043	2,000,000	2,003,913
West Contra Costa, CA, Unified School District (Election of 2020), General Obligation, “A-1”, AGM, 3%, 8/01/2046	3,365,000	2,777,249
Yolo County, CA, Davis Joint Unified School District, General Obligation, BAM, 3%, 8/01/2043	1,250,000	1,055,903
		$71,776,324
Healthcare Revenue - Hospitals – 11.1%
California Health Facilities Financing Authority Rev. (Cedars-Sinai Health System), “A”, 5%, 8/15/2051	$5,000,000	$5,403,588
California Health Facilities Financing Authority Rev. (Children's Hospital Los Angeles), “A”, 5%, 8/15/2042	2,550,000	2,595,374
California Health Facilities Financing Authority Rev. (Commonspirit Health), “A”, 5.25%, 12/01/2049	2,000,000	2,208,029
California Health Facilities Financing Authority Rev. (El Camino Hospital), 5%, 2/01/2037	1,000,000	1,047,954
California Health Facilities Financing Authority Rev. (Sutter Health), “A”, 5%, 11/15/2038	1,000,000	1,054,395
California Municipal Finance Authority Rev. (Community Health Centers of the Central Coast, Inc.), “A”, 5%, 12/01/2036 (n)	175,000	179,682
California Municipal Finance Authority Rev. (Community Health Centers of the Central Coast, Inc.), “A”, 5%, 12/01/2046 (n)	750,000	734,773
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2036	1,275,000	1,320,203
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2037	850,000	877,296
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2042	425,000	433,920
California Municipal Finance Authority Rev. (Eisenhower Medical Center), “A”, 5%, 7/01/2042	2,000,000	2,034,351
California Municipal Finance Authority Rev. (Eisenhower Medical Center), “A”, 5%, 7/01/2047	1,000,000	1,008,563
California Municipal Finance Authority Rev. (Eisenhower Medical Center), “B”, 4%, 7/01/2047	1,685,000	1,480,082
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2028	205,000	205,315
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2029	165,000	165,284
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2030	85,000	85,160
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2044	415,000	391,815
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2047	1,500,000	1,503,869
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5.25%, 11/01/2052	4,000,000	4,461,629
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2047	2,545,000	2,546,140
California Public Finance Authority Rev. (Hoag Memorial Hospital Presbyterian), “A”, 4%, 7/15/2051	2,000,000	1,975,541
California Statewide Communities Development Authority Rev. (Emante Health), “A”, 4%, 4/01/2039	1,600,000	1,579,919
California Statewide Communities Development Authority Rev. (Emante Health), “A”, 4%, 4/01/2040	650,000	634,531
California Statewide Communities Development Authority Rev. (Enloe Medical Center), “A”, AGM, 5.375%, 8/15/2057	5,000,000	5,452,255
California Statewide Communities Development Authority Rev. (John Muir Health), “A”, 5%, 12/01/2053	1,000,000	1,029,231
California Statewide Communities Development Authority Rev. (John Muir Health), “A”, 5%, 12/01/2057	2,000,000	2,052,519
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5%, 12/01/2041 (n)	1,405,000	1,419,598
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5%, 12/01/2046 (n)	200,000	201,608
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.5%, 12/01/2054	1,650,000	1,658,872
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2056 (n)	1,955,000	1,976,057
30

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
California Statewide Communities Development Authority Rev. (Marin General Hospital), “A”, 5%, 8/01/2036	$635,000	$659,297
California Statewide Communities Development Authority Rev. (Marin General Hospital), “A”, 5%, 8/01/2037	455,000	469,660
California Statewide Communities Development Authority Rev. (Marin General Hospital), “A”, 5%, 8/01/2038	430,000	441,117
California Statewide Communities Development Authority Rev. (Redlands Community Hospital), 5%, 10/01/2046	1,925,000	1,958,562
California Statewide Communities Development Authority, Hospital Rev. (Methodist Hospital of Southern California), 5%, 1/01/2038	1,500,000	1,552,352
Doylestown, PA, Hospital Authority Rev., “A”, 5%, 7/01/2049 (Prerefunded 7/01/2029)	5,000	5,499
Doylestown, PA, Hospital Authority Rev., “A”, 5%, 7/01/2049	65,000	61,093
Palomar Health, CA, Refunding Rev., AGM, 5%, 11/01/2047	2,000,000	2,061,320
Tulare County, CA, Sierra View Local Health Care District Rev., 4%, 7/01/2024	235,000	234,657
Tulare County, CA, Sierra View Local Health Care District Rev., 4%, 7/01/2025	290,000	289,923
Tulare County, CA, Sierra View Local Health Care District Rev., 4%, 7/01/2026	300,000	301,346
Tulare County, CA, Sierra View Local Health Care District Rev., 5%, 7/01/2028	665,000	703,802
Tulare County, CA, Sierra View Local Health Care District Rev., 5%, 7/01/2029	635,000	679,885
University of California Regents, Medical Center Pooled Rev., “P”, 4%, 5/15/2053	5,000,000	4,941,252
Upland, CA (San Antonio Regional Hospital), COP, 4%, 1/01/2042	1,000,000	916,659
Upland, CA (San Antonio Regional Hospital), COP, 5%, 1/01/2047	1,000,000	1,018,028
Washington Township, CA, Health Care District Rev., “A”, 5%, 7/01/2031	325,000	346,993
Washington Township, CA, Health Care District Rev., “A”, 5%, 7/01/2042	1,000,000	1,000,099
		$65,359,097
Healthcare Revenue - Long Term Care – 3.6%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Eskaton Properties, Inc.), 5%, 11/15/2035	$1,270,000	$1,270,017
California Health Facilities Financing Authority Rev. (Episcopal Communities & Services), “A”, 3.85%, 11/15/2027	1,800,000	1,800,191
California Health Facilities Financing Authority Rev. (Episcopal Communities & Services), “B”, 5%, 11/15/2043	750,000	802,187
California Health Facilities Financing Authority Rev. (Episcopal Communities & Services), “B”, 5.25%, 11/15/2048	1,000,000	1,075,543
California Health Facilities Financing Authority Rev. (Episcopal Communities & Services), “B”, 5.25%, 11/15/2053	1,250,000	1,323,861
California Health Facilities Financing Authority Rev. (Episcopal Communities & Services), “B”, 5.25%, 11/15/2058	2,000,000	2,108,421
California Health Facilities Financing Authority Rev. (Northern California Presbyterian Homes and Services, Inc.), 5%, 7/01/2039	1,000,000	1,018,543
California Health Facilities Financing Authority Rev. (ON LOK Senior Health Services), 5%, 8/01/2040	650,000	688,414
California Health Facilities Financing Authority Rev. (ON LOK Senior Health Services), 5%, 8/01/2050	1,000,000	1,034,822
California Health Facilities Financing Authority Rev. (ON LOK Senior Health Services), 5%, 8/01/2055	1,000,000	1,028,479
California Public Finance Authority, Senior Living Refunding Rev. (Enso Village Project), “A”, 5%, 11/15/2036 (n)	775,000	727,931
California Public Finance Authority, Senior Living Refunding Rev. (Enso Village Project), “A”, 5%, 11/15/2046 (n)	1,250,000	1,127,720
California Statewide Communities Development Authority Rev. (899 Charleston Project), “A”, 5.25%, 11/01/2044 (n)	1,405,000	1,273,625
California Statewide Communities Development Authority Rev. (Front Porch Communities and Services), “A”, 4%, 4/01/2039	500,000	501,145
California Statewide Communities Development Authority Rev. (Front Porch Communities and Services), “A”, 4%, 4/01/2040	500,000	496,770
California Statewide Communities Development Authority Rev. (Front Porch Communities and Services), “A”, 4%, 4/01/2042	735,000	718,922
California Statewide Communities Development Authority Rev. (Front Porch Communities and Services), “A”, 5%, 4/01/2047	1,835,000	1,875,933
California Statewide Communities Development Authority, Insured Rev. (Viamonte Senior Living 1 Project), “A”, 4%, 7/01/2038	435,000	441,123
California Statewide Communities Development Authority, Insured Rev. (Viamonte Senior Living 1 Project), “A”, 4%, 7/01/2039	430,000	434,859
California Statewide Communities Development Authority, Insured Rev. (Viamonte Senior Living 1 Project), “A”, 4%, 7/01/2040	435,000	438,250
California Statewide Communities Development Authority, Insured Rev. (Viamonte Senior Living 1 Project), “A”, 4%, 7/01/2043	980,000	974,916
		$21,161,672
Industrial Revenue - Environmental Services – 4.2%
California Municipal Finance Authority, Environmental Improvement Rev. (Aymium Williams Project), 4%, 12/15/2042 (Put Date 6/26/2024)	$5,000,000	$4,990,245
California Municipal Finance Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), “A”, 3.875%, 3/01/2054 (Put Date 3/01/2034)	4,000,000	4,007,843
California Municipal Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 4.125%, 10/01/2041 (Put Date 10/01/2025)	3,000,000	3,012,350
California Municipal Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 2.4%, 10/01/2044 (Put Date 10/01/2029)	3,000,000	2,857,987
California Municipal Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 4.25%, 12/01/2044 (Put Date 12/02/2024)	3,000,000	3,007,100
California Municipal Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “B”, 4.8%, 11/01/2041 (Put Date 6/02/2025)	4,000,000	4,010,726
31

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Environmental Services – continued
California Pollution Control Financing Authority, Solid Waste Refunding Rev. (Republic Services, Inc. Project), “B”, 3.7%, 8/01/2024 (Put Date 5/01/2024) (n)	$3,000,000	$2,998,515
		$24,884,766
Industrial Revenue - Other – 0.1%
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3.625%, 1/01/2035 (n)	$500,000	$434,254
Miscellaneous Revenue - Other – 2.5%
California Infrastructure & Economic Development Bank Rev. (Academy of Sciences), “A”, 3.25%, 8/01/2029	$1,000,000	$1,003,573
California Infrastructure & Economic Development Bank Rev. (Brightline West Passenger Rail Project), “A”, 3.95%, 1/01/2050 (Put Date 1/30/2025)	5,000,000	4,987,278
Long Beach, CA, Marina Rev. (Alamitos Bay Marina Project), 5%, 5/15/2031	1,335,000	1,349,970
Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	205,000	211,018
San Francisco, CA, City & County Airports Commission, International Airport Rev., Special Facilities Lease Rev. (SFO Fuel Co. LLC), 5%, 1/01/2040	1,510,000	1,578,911
San Luis Obispo, CA, Public Financing Authority, Lease Rev. (Cultural Arts District Parking Project), 5%, 12/01/2053	5,000,000	5,555,515
		$14,686,265
Multi-Family Housing Revenue – 9.5%
California Community Housing Agency, Essential Housing Rev. (Aster), “A-1”, 4%, 2/01/2056 (n)	$2,200,000	$1,983,799
California Community Housing Agency, Essential Housing Rev. (Aster), “A-2”, 4%, 2/01/2043 (n)	2,900,000	2,665,057
California Community Housing Agency, Essential Housing Rev. (Fountains at Emerald Park), “A-1”, 3%, 8/01/2056 (n)	3,000,000	2,144,677
California Housing Finance Agency Municipal Certificates, “A”, 4%, 3/20/2033	2,791,326	2,761,105
California Housing Finance Agency Municipal Certificates, “A”, 4.375%, 9/20/2036	1,988,963	1,955,118
California Housing Finance Agency, Affordable Housing Rev., “A-1”, 4.125%, 8/01/2038	800,000	784,268
California Housing Finance Agency, Multi-Family Housing Rev. (Symphony at Del Sur), “V”, 5%, 5/01/2054 (Put Date 11/01/2026)	1,350,000	1,392,814
California Municipal Finance Authority, Multi-Family Housing Rev. (CityView Apartments), “A”, 4%, 11/01/2036 (n)	4,000,000	3,754,330
California Municipal Finance Authority, Multi-Family Housing Rev. (Terracine at Westpark Apartments), “A”, 3.2%, 9/01/2045	2,500,000	2,488,438
California Municipal Finance Authority, Multi-Family Tax-Exempt Mortgage-Backed (Greenfield Commons I), “A”, 5.28%, 9/01/2046	3,300,000	3,541,521
California Municipal Special Finance Agency VIII, Essential Housing Rev. (Elan Huntington Beach), “A-2”, 4%, 8/01/2047 (n)	2,900,000	2,488,778
California Municipal Special Finance Agency XII, Essential Housing Rev. (Allure Apartments), “A-1”, 3.25%, 2/01/2057 (n)	2,000,000	1,479,569
California Municipal Special Finance Agency, Essential Housing Rev. (Solana at Grand), “A-1”, 4%, 8/01/2056 (n)	3,000,000	2,625,516
California Statewide Communities Development Authority, Essential Housing Rev. (Oceanaire - Long Beach), “A-2”, 4%, 9/01/2056 (n)	1,260,000	924,401
California Statewide Communities Development Authority, Essential Housing Rev. (Orange Portfolio), “B”, 4%, 3/01/2057 (n)	2,000,000	1,476,087
Carlsbad, CA, Multi-Family Housing Rev. (Mariposa Apartments), “A”, 4.6%, 2/01/2036	1,750,000	1,736,195
Los Angeles County, CA, Development Authority, Multi-Family Housing Rev. (West Los Angeles VA - Building 156 & 157 Apartments), “C”, 3.75%, 12/01/2046 (Put Date 12/01/2026)	2,750,000	2,745,761
Los Angeles County, CA, Development Authority, Multi-Family Housing Rev. (West Los Angeles VA Campus Building 402 Apartments), 3.375%, 1/01/2046 (Put Date 7/01/2026)	3,600,000	3,564,644
Los Angeles, CA, Housing Authority, Multi-Family Housing Rev., “A”, 3.75%, 4/01/2034	5,250,000	5,246,604
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	1,330,734	1,305,348
Sacramento County, CA, Multi-Family Housing Authority (Albert Einstein Residence Center), “A”, 4.125%, 5/01/2040	2,500,000	2,522,851
San Diego, CA, Multi-Family Housing Authority Rev. (Rancho Del Norta Apartments), 4.6%, 2/01/2036	243,000	241,681
San Diego, CA, Multi-Family Housing Authority Rev. (Rancho Del Norta Apartments), “C”, 4.6%, 2/01/2036	1,860,000	1,848,230
San Jose, CA, Multi-Family Housing Rev. (Parkmoor) “F-2”, 5%, 6/01/2027 (Put Date 6/01/2026)	2,000,000	2,059,652
Virginia Housing Development Authority, Rental Housing, “F”, 5.15%, 11/01/2048	2,000,000	2,086,852
		$55,823,296
Parking – 0.3%
Stockton, CA, Public Financing Authority Parking Rev., 5%, 3/01/2047	$1,625,000	$1,636,495
Port Revenue – 1.6%
Alameda, CA, Corridor Transportation Authority Rev., Capital Appreciation, “C”, AGM, 0%, 10/01/2053	$12,000,000	$2,790,097
Los Angeles, CA, Harbor Department Refunding Rev., “A”, 5%, 8/01/2025	6,750,000	6,888,468
		$9,678,565
Sales & Excise Tax Revenue – 2.6%
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2030	$30,000	$32,132
32

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031	$40,000	$43,199
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	390,000	371,175
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	114,000	115,001
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.75%, 7/01/2053	382,000	380,178
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	6,276,000	6,294,558
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	944,000	944,272
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	385,000	385,111
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	9,000	8,655
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	2,826,000	2,804,832
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	6,000	5,943
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	171,000	151,276
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	31,000	25,391
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	1,566,000	1,182,230
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	1,524,000	1,054,732
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	960,000	748,800
Wisconsin Public Finance Authority Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (a)(d)(n)	555,000	432,900
		$14,980,385
Secondary Schools – 4.1%
California Infrastructure & Economic Development Bank Rev. (Colburn School), 1.75%, 8/01/2055 (Put Date 8/01/2026)	$1,000,000	$948,635
California Infrastructure & Economic Development Bank, Senior National Charter School Revolving Rev. (Equitable School), “B”, 4%, 11/01/2050	500,000	470,811
California Infrastructure & Economic Development Bank, Senior National Charter School Revolving Rev. (Equitable School), “B”, 4.125%, 11/01/2052	3,075,000	2,928,728
California Municipal Finance Authority, Charter School Lease Rev. (Palmdale Aerospace Academy Project), “A”, 5%, 7/01/2038 (n)	970,000	971,653
California Municipal Finance Authority, Education Rev. (American Heritage Education Foundation Project), “A”, 5%, 6/01/2046	750,000	738,850
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools), 5%, 8/01/2041 (Prerefunded 8/01/2025) (n)	50,000	51,157
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools), 5%, 8/01/2041 (n)	450,000	451,993
California School Finance Authority, Charter School Refunding Rev. (Partnerships to Uplift Communities Project), 5.25%, 8/01/2038	500,000	513,322
California School Finance Authority, Charter School Refunding Rev. (Partnerships to Uplift Communities Project), 5.5%, 8/01/2043	550,000	569,021
California School Finance Authority, Charter School Refunding Rev. (Partnerships to Uplift Communities Project), 5.5%, 8/01/2047	525,000	537,656
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), 5%, 8/01/2040 (n)	415,000	417,224
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), 5%, 8/01/2045 (n)	415,000	415,919
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), “A”, 5%, 8/01/2040 (n)	525,000	533,638
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), “A”, 5%, 8/01/2050 (n)	1,000,000	1,000,955
California School Finance Authority, Charter School Rev. (Downtown College Prep - Obligated Group), 5%, 6/01/2046 (n)	1,000,000	961,079
California School Finance Authority, Charter School Rev. (Social Bonds - Fenton Charter Public Schools Obligated Group), “A”, 5%, 7/01/2040 (n)	1,125,000	1,130,744
California School Finance Authority, Charter School Rev. (Social Bonds - Fenton Charter Public Schools Obligated Group), “A”, 5%, 7/01/2058 (n)	625,000	609,937
California School Finance Authority, Educational Facilities Rev. (New Designs Charter School Adams Campus Project), “A”, 5%, 6/01/2030 (n)	1,100,000	1,124,120
California School Finance Authority, Educational Facilities Rev. (New Designs Charter School Adams Campus Project), “A”, 5%, 6/01/2050 (n)	2,120,000	2,065,504
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2030 (n)	1,245,000	1,258,989
California School Finance Authority, School Facility Rev. (Green Dot Public Schools California Projects), “A”, 5%, 8/01/2038 (n)	870,000	888,618
California School Finance Authority, School Facility Rev. (Green Dot Public Schools California Projects), “A”, 5%, 8/01/2048 (n)	870,000	865,947
California School Finance Authority, School Facility Rev. (KIPP LA Projects), “A”, 5%, 7/01/2034	530,000	531,254
California School Finance Authority, School Facility Rev. (KIPP LA Projects), “A”, 5%, 7/01/2037 (n)	505,000	518,311
California School Finance Authority, School Facility Rev. (KIPP LA Projects), “A”, 5.125%, 7/01/2044	470,000	470,483
California School Finance Authority, School Facility Rev. (KIPP LA Projects), “A”, 5%, 7/01/2047 (n)	745,000	750,042
California School Finance Authority, School Facility Rev. (KIPP SoCal Projects), “A”, 5%, 7/01/2049 (n)	1,050,000	1,057,873
California Statewide Communities Development Authority, School Facility Rev. (Alliance for College-Ready Public Schools), “A”, 6.375%, 7/01/2047	1,270,000	1,271,320
		$24,053,783
33

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - Other – 0.2%
California Department of Veterans Affairs, Home Purchase Rev., “A”, 5.5%, 12/01/2052	$970,000	$1,027,135
State & Local Agencies – 3.3%
Fresno, CA, Joint Powers Financing Authority Rev., Lease Revenue Refunding Rev. (Master Lease Projects), “A”, AGM, 5%, 4/01/2037	$800,000	$842,591
Indio, CA, Public Financing Authority Lease Rev., “A”, BAM, 5.25%, 11/01/2047	3,735,000	4,146,913
North Lake Tahoe, CA, Public Financing Authority Lease Rev. (Health and Human Services Center), 5.5%, 12/01/2047	4,425,000	4,957,563
Ontario, CA, Public Financing Authority Lease Rev. (Civic Center Improvements), “A”, 5%, 11/01/2037	300,000	346,311
Ontario, CA, Public Financing Authority Lease Rev. (Civic Center Improvements), “A”, 5%, 11/01/2038	500,000	573,532
Ontario, CA, Public Financing Authority Lease Rev. (Civic Center Improvements), “A”, 5%, 11/01/2039	700,000	796,842
Ontario, CA, Public Financing Authority Lease Rev. (Civic Center Improvements), “A”, 5%, 11/01/2040	900,000	1,015,357
Santa Clara County, CA, Financing Authority Lease Rev. (Capital Facilities), “A”, 3%, 5/01/2039	5,270,000	4,719,008
Victorville, CA, Electric Rev., “A”, 5%, 5/01/2034	500,000	578,359
Victorville, CA, Electric Rev., “A”, 5%, 5/01/2035	725,000	836,609
Victorville, CA, Electric Rev., “A”, 5%, 5/01/2036	590,000	677,325
		$19,490,410
Student Loan Revenue – 0.0%
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 2.65%, 11/01/2038	$275,000	$242,629
Tax - Other – 2.0%
California Municipal Finance Authority, Special Tax Rev., “B”, 5.5%, 9/01/2043	$625,000	$655,090
California Municipal Finance Authority, Special Tax Rev., “B”, 5.75%, 9/01/2053	1,850,000	1,933,824
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2035	2,195,000	2,336,943
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2045	315,000	332,624
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2048	735,000	819,047
Dallas, TX, Senior Lien Special Tax Rev. (Fair Park Venue Project), 6.25%, 8/15/2053 (Put Date 8/15/2028)	515,000	520,346
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2036	170,000	173,173
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2046	500,000	495,126
Irvine, CA, Financial Authority Special Tax Rev. (Irvine Great Park Infrastructure Project), BAM, 4%, 9/01/2058	4,000,000	3,942,986
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 6.5%, 12/01/2037 (n)	100,000	94,981
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	305,000	297,383
		$11,601,523
Tax Assessment – 6.4%
California Statewide Communities Development Authority Rev. (Infrastructure Program), “A”, 5%, 9/02/2048	$940,000	$968,122
California Statewide Communities Development Authority Rev. (Infrastructure Program), “B”, 5%, 9/02/2039	1,000,000	1,061,124
California Statewide Communities Development Authority Rev. (Infrastructure Program), “B”, 5%, 9/02/2044	1,000,000	1,055,976
California Statewide Communities Development Authority Rev. (Infrastructure Program), “B”, 4%, 9/02/2050	505,000	434,431
California Statewide Communities Development Authority Rev. (Infrastructure Program), “C”, 4%, 9/02/2040	1,975,000	1,799,754
California Statewide Communities Development Authority Rev. (Infrastructure Program), “C”, 5%, 9/02/2044	500,000	512,733
California Statewide Communities Development Authority Rev. (Infrastructure Program), “C”, 5%, 9/02/2049	500,000	508,398
Huntington Beach, CA, Community Facilities District Special Tax (Grand Coast Resort), 5.125%, 9/01/2031	1,000,000	1,001,068
Lake Elsinore, CA, Public Financing Authority Rev., 5%, 9/01/2035	920,000	934,031
Lee Lake, CA, Public Financing Authority, Senior Lien Rev., “A”, 5.125%, 9/01/2035	1,000,000	1,001,706
Newport Beach, CA, Limited Obligation Improvement Bonds, “A”, 4.125%, 9/02/2038	575,000	581,625
Newport Beach, CA, Limited Obligation Improvement Bonds, “A”, 5%, 9/02/2043	650,000	691,842
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), AGM, 5%, 8/01/2028	650,000	653,543
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), AGM, 5%, 8/01/2029	1,350,000	1,357,590
Rancho Cucamonga, CA, Community Facilities District Special Tax, 5.25%, 9/01/2033	1,000,000	1,001,228
Rancho Cucamonga, CA, Redevelopment Agency, Tax Allocation Refunding (Successor Agency to the Rancho Redevelopment Project Area), AGM, 5%, 9/01/2032	2,625,000	2,642,427
River Islands, CA, Public Finance Authority Improvement Area No. 1, Special Tax Community Facilities District No. 2003-1, “A-1”, AGM, 4.25%, 9/01/2047	5,000,000	5,030,087
River Islands, CA, Public Finance Authority, Special Tax Community Facilities District No. 2016-1, AGM, 4.25%, 9/01/2042	1,000,000	1,010,931
River Islands, CA, Public Finance Authority, Special Tax Community Facilities District No. 2016-1, AGM, 4.5%, 9/01/2047	2,550,000	2,610,201
Riverside County, CA, Jurupa Valley Redevelopment Project Rev., “B”, AGM, 5%, 10/01/2030	890,000	916,113
Riverside County, CA, Jurupa Valley Redevelopment Project Rev., “B”, AGM, 5%, 10/01/2031	1,095,000	1,125,853
34

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax Assessment – continued
Riverside County, CA, Redevelopment Agency, Tax Allocation, “A”, AGM, 5%, 10/01/2034	$1,385,000	$1,397,071
San Francisco, CA, City & County Development Special Tax District No. 2020-1 (Mission Rock Facilities & Services), “A”, 4%, 9/01/2026 (n)	100,000	99,574
San Francisco, CA, City & County Development Special Tax District No. 2020-1 (Mission Rock Facilities & Services), “A”, 4%, 9/01/2051 (n)	1,600,000	1,335,843
San Francisco, CA, City & County Redevelopment Successor Agency, Community Facilities District No. 6 Special Tax (Mission Bay South Public Improvements), AGM, 5.25%, 8/01/2041	1,500,000	1,727,484
San Francisco, CA, City & County Redevelopment Successor Agency, Community Facilities District No. 6 Special Tax (Mission Bay South Public Improvements), AGM, 5.25%, 8/01/2042	1,250,000	1,431,133
San Francisco, CA, City & County Redevelopment Successor Agency, Community Facilities District No. 6 Special Tax (Mission Bay South Public Improvements), AGM, 5.25%, 8/01/2043	1,000,000	1,138,563
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Redevelopment Project), “A”, 5%, 8/01/2043	750,000	751,467
San Joaquin, CA, Area Flood Control Agency, Levee Construction & Maintenance Assessment District, “A”, AGM, 4%, 10/01/2048	835,000	828,028
San Joaquin, CA, Area Flood Control Agency, Levee Construction & Maintenance Assessment District, “A”, AGM, 4.125%, 10/01/2053	1,000,000	987,894
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “B”, 5%, 10/01/2033	300,000	318,185
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “B”, 5%, 10/01/2034	300,000	317,930
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “B”, 5%, 10/01/2038	575,000	593,840
		$37,825,795
Tobacco – 2.5%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	$1,365,000	$1,290,837
California County Tobacco Securitization Agency Settlement (Gold Country Settlement Funding Corp.), Capital Appreciation, “B-2”, 0%, 6/01/2055	5,000,000	1,148,600
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 4%, 6/01/2049	3,515,000	3,411,590
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 5%, 6/01/2049	535,000	553,302
California County Tobacco Securitization Agency Settlement (Sonoma County Securitization Corp.), “B-1”, 5%, 6/01/2049	465,000	482,023
California County Tobacco Securitization Agency Settlement (Sonoma County Securitization Corp.), Capital Appreciation, “B-2”, 0%, 6/01/2055	10,000,000	2,297,200
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5%, 6/01/2051	4,000,000	4,191,534
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	1,590,000	1,488,012
		$14,863,098
Transportation - Special Tax – 1.2%
New Jersey Transportation Trust Fund Authority, “A”, 5%, 12/15/2039	$500,000	$536,489
Orange County, CA, Transportation Authority, Anticipation Notes (I-405 Improvement Project), ETM, 5%, 10/15/2024	6,325,000	6,381,675
		$6,918,164
Universities - Colleges – 4.3%
California Educational Facilities Authority Rev. (Art Center College of Design), “A”, 5%, 12/01/2036	$2,060,000	$2,179,141
California Educational Facilities Authority Rev. (Chapman University), “B”, 4%, 4/01/2047	1,000,000	966,375
California Educational Facilities Authority Rev. (Loma Linda University), “A”, 5%, 4/01/2036	425,000	443,398
California Educational Facilities Authority Rev. (Loma Linda University), “A”, 5%, 4/01/2037	1,265,000	1,314,699
California Educational Facilities Authority Rev. (Loyola Marymount University), “B”, 5%, 10/01/2038	630,000	668,928
California Educational Facilities Authority Rev. (Saint Mary's College), “A”, 5.5%, 10/01/2053	1,250,000	1,316,477
California Educational Facilities Authority Rev. (University of Redlands), “A”, 5%, 10/01/2036	1,000,000	1,021,205
California Educational Facilities Authority Rev. (University of Redlands), “A”, 5%, 10/01/2037	1,000,000	1,018,641
California Educational Facilities Authority Rev. (University of Redlands), “A”, 5%, 10/01/2038	500,000	508,229
California Educational Facilities Authority Rev. (University of San Francisco), “A”, 5%, 10/01/2038	1,000,000	1,061,791
California Municipal Finance Authority Rev. (Biola University), 5%, 10/01/2033	625,000	654,389
California Municipal Finance Authority Rev. (Biola University), 5%, 10/01/2035	1,195,000	1,246,505
California Municipal Finance Authority Rev. (Biola University), 5%, 10/01/2039	1,000,000	1,029,959
California Municipal Finance Authority Rev. (Emerson College), “B”, 5%, 1/01/2042	4,310,000	4,375,226
California Municipal Finance Authority Rev. (University of La Verne), “A”, 5%, 6/01/2043	1,500,000	1,547,861
California Municipal Finance Authority Rev. (William Jessup University), 5%, 8/01/2039	500,000	478,786
California Municipal Finance Authority Rev. (William Jessup University), 5%, 8/01/2048	2,500,000	2,243,764
California State University Systemwide Rev., “A”, 3%, 11/01/2052	2,000,000	1,550,922
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.875%, 11/01/2043	1,500,000	1,501,296
35

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Tulare and Kings Counties, CA, College of the Sequoias Community District (Area Improvement District No. 3), “E”, 3%, 8/01/2051	$200,000	$153,491
		$25,281,083
Universities - Dormitories – 3.0%
California Community College Financing Authority, Student Housing Rev. (NCCD - Napa Valley Properties LLC - Napa Valley College Project), “A”, 5.75%, 7/01/2060 (n)	$2,250,000	$2,289,660
California Enterprise Development Authority, Student Housing Refunding Rev. (Provident Group - Pomona Properties L.L.C. Project), “A”, 5%, 1/15/2039	650,000	714,767
California Enterprise Development Authority, Student Housing Refunding Rev. (Provident Group - Pomona Properties L.L.C. Project), “A”, 5%, 1/15/2045	1,000,000	1,070,144
California Enterprise Development Authority, Student Housing Rev. (Provident Group - SDSU Properties LLC - M@College Project), “A”, 5%, 8/01/2045	600,000	617,630
California Enterprise Development Authority, Student Housing Rev. (Provident Group - SDSU Properties LLC - M@College Project), “A”, 5%, 8/01/2050	650,000	667,567
California Enterprise Development Authority, Student Housing Rev. (Provident Group - SDSU Properties LLC - M@College Project), “A”, 5%, 8/01/2055	825,000	839,844
California Enterprise Development Authority, Student Housing Rev. (Provident Group - SDSU Properties LLC - M@College Project), “A”, 5%, 8/01/2057	450,000	456,864
California Municipal Finance Authority, Student Housing Rev. (Bowles Hall Foundation), “A”, 5%, 6/01/2035	225,000	228,270
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis I LLC - West Village Student Housing Project), 5%, 5/15/2037	2,605,000	2,740,854
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), “A”, 5%, 6/01/2034 (n)	375,000	388,424
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), “A”, 5%, 6/01/2039 (n)	475,000	481,654
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), “A”, 5%, 6/01/2051 (n)	1,440,000	1,406,437
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2039 (n)	1,740,000	1,774,190
University of California, Hastings Campus Housing Finance Authority, Campus Housing Rev., “A”, 5%, 7/01/2045 (n)	3,000,000	2,655,249
University of California, Hastings Campus Housing Finance Authority, Campus Housing Rev., Convertible Capital Appreciation, “B”, 0% to 7/01/2035, 6.75% to 7/01/2061 (n)	3,250,000	1,290,087
		$17,621,641
Utilities - Cogeneration – 0.5%
California Pollution Control Financing Authority, Water Furnishing Refunding Rev. (San Diego County Water Authority Desalination Project Pipeline), 5%, 7/01/2039 (n)	$1,000,000	$1,040,155
California Pollution Control Financing Authority, Water Furnishing Refunding Rev. (San Diego County Water Authority Desalination Project Pipeline), 5%, 11/21/2045 (n)	1,610,000	1,646,718
		$2,686,873
Utilities - Investor Owned – 0.9%
California Statewide Communities Development Authority, Pollution Control Rev. (Southern California Edison Co.), “D”, 4.5%, 11/01/2033	$5,000,000	$5,455,398
Utilities - Municipal Owned – 0.7%
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	$280,000	$281,485
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	315,000	316,096
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2020 (a)(d)	50,000	13,125
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2021 (a)(d)	475,000	124,687
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2022 (a)(d)	765,000	200,812
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	1,200,000	315,000
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	180,000	47,250
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	100,000	26,250
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	50,000	13,125
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	455,000	119,437
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	235,000	61,688
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	200,000	52,500
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	40,000	10,500
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	620,000	162,750
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	55,000	54,395
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	45,000	11,813
36

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – continued
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	$95,000	$24,938
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	290,000	76,125
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	325,000	85,312
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	115,000	30,188
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	355,000	93,187
Puerto Rico Electric Power Authority Rev., Taxable, “EEE”, 6.05%, 7/01/2032 (a)(d)	280,000	73,500
Truckee Donner Public Utility District, CA, Electric System Rev., “A”, 5%, 11/15/2037	1,250,000	1,383,972
Vernon, CA, Electric System Rev., “A”, 5%, 8/01/2041	420,000	444,667
		$4,022,802
Utilities - Other – 5.5%
Black Belt Energy Gas District, AL, Gas Project Rev. (Project No. 8), “A”, 4%, 12/01/2052 (Put Date 12/01/2029)	$1,195,000	$1,182,443
Black Belt Energy Gas District, AL, Gas Project Rev., “C-1”, 5.25%, 2/01/2053 (Put Date 6/01/2029)	2,735,000	2,891,102
California Community Choice Financing Authority, Clean Energy Project Rev., “A-1”, 4%, 5/01/2053 (Put Date 8/01/2028)	4,000,000	4,017,804
California Community Choice Financing Authority, Clean Energy Project Rev., “A-1”, 5%, 12/01/2053 (Put Date 8/01/2029)	5,000,000	5,280,980
California Community Choice Financing Authority, Clean Energy Project Rev., “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	5,000,000	5,268,834
California Community Choice Financing Authority, Clean Energy Project Rev., “F”, 5.5%, 10/01/2054 (Put Date 11/01/2030)	3,000,000	3,307,564
California M-S-R Energy Authority Gas Rev., “A”, 7%, 11/01/2034	1,750,000	2,203,001
Patriots Energy Group Financing Agency, SC, Gas Supply Rev., “B-1”, 5.25%, 2/01/2054 (Put Date 3/01/2031)	1,900,000	2,058,758
Southeast Alabama Energy Authority Commodity Supply Rev. (Project No. 5), “A”, 5.25%, 1/01/2054 (Put Date 7/01/2029)	2,540,000	2,697,280
Southern California Public Power Authority (Natural Gas Project No. 1), “A”, 5%, 11/01/2033	1,655,000	1,778,765
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	1,520,000	1,624,283
		$32,310,814
Water & Sewer Utility Revenue – 4.0%
Cambria, CA, Community Services District Wastewater Rev., “A”, AGM, 4.625%, 9/01/2047	$1,000,000	$1,031,931
Cambria, CA, Community Services District Wastewater Rev., “A”, AGM, 4.75%, 9/01/2052	1,100,000	1,139,875
East Bay, CA, Municipal Utility District Wastewater System Rev., “A”, 5%, 6/01/2049	1,000,000	1,117,108
East Bay, CA, Municipal Utility District Wastewater System Rev., “A”, 5%, 6/01/2054	1,000,000	1,108,634
East Bay, CA, Municipal Utility District Water System Refunding Rev., “A”, 5%, 6/01/2054	2,000,000	2,217,269
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	720,000	751,179
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/2031	415,000	415,581
Pajaro Valley, CA, Water Management Agency Rev., COP, BAM, 4.125%, 3/01/2048	3,500,000	3,521,862
Pajaro Valley, CA, Water Management Agency Rev., COP, BAM, 4.125%, 3/01/2053	1,500,000	1,480,173
San Francisco, CA, City & County Public Utilities Commission, Power Rev. Bonds, “A”, 5%, 11/01/2053	3,500,000	3,878,954
Santa Barbara County, CA, Solid Waste System Rev., COP, “B”, 5%, 12/01/2036	2,000,000	2,114,791
Texas Water Development Board State Water Implementation Rev., “A”, 5%, 10/15/2058	1,560,000	1,685,570
Truckee Donner Public Utility District, CA, Water System Rev., “A”, 5%, 11/15/2042	2,070,000	2,324,454
Tulare, CA, Sewer Rev., AGM, 5%, 11/15/2035	830,000	854,715
		$23,642,096
Total Municipal Bonds (Identified Cost, $573,404,167)		$569,420,632
Bonds – 0.3%
Consumer Services – 0.3%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$902,000	$852,105
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	1,727,489	539,840
Total Bonds (Identified Cost, $1,536,342)		$1,391,945
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $585,092)	$973,401	$562,626
37

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 1.0%
Money Market Funds – 1.0%
MFS Institutional Money Market Portfolio, 5.38% (v) (Identified Cost, $6,018,199)	6,018,243	$6,019,447
Other Assets, Less Liabilities – 1.7%		10,244,342
Net Assets – 100.0%		$587,638,992
See Portfolio Footnotes and Notes to Financial Statements
38

Portfolio of Investments – continued
MFS Georgia Municipal Bond Fund
Issuer	Shares/Par	Value ($)
Municipal Bonds – 98.5%
Airport Revenue – 4.7%
Atlanta, GA, Airport General Refunding Rev., “C”, 4%, 7/01/2038	$1,000,000	$995,327
Atlanta, GA, Airport General Rev., “B”, 5%, 7/01/2052	1,000,000	1,053,822
Atlanta, GA, Airport General Rev., “C”, 5%, 7/01/2053	500,000	528,543
Atlanta, GA, Airport General Rev., “B”, 5%, 7/01/2044	1,000,000	1,039,423
Atlanta, GA, Airport Passenger Facility Charge and Subordinate Lien Rev., “D”, 4%, 7/01/2038	520,000	516,457
Atlanta, GA, Airport Passenger Facility Charge and Subordinate Lien Rev., “D”, 4%, 7/01/2039	530,000	523,879
San Francisco, CA, City & County Airports Commission, International Airport Rev., “B”, 5%, 5/01/2046	265,000	267,896
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	30,000	30,104
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	35,000	35,204
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	25,000	25,087
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	40,000	40,061
		$5,055,803
General Obligations - General Purpose – 4.8%
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$220,000	$195,876
Cartersville, GA, General Obligation, 2%, 10/01/2040	1,000,000	712,093
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2035	60,000	65,006
Chicago, IL, General Obligation, “F”, 5.5%, 1/01/2042	165,000	165,698
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 5.625%, 7/01/2029	50,258	54,981
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 5.75%, 7/01/2031	150,816	169,895
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2033	46,290	46,111
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2035	85,068	83,401
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2037	35,711	34,461
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2041	48,553	45,660
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2046	171,495	157,249
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, “A”, 0%, 7/01/2024	7,530	7,455
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, “A”, 0%, 7/01/2033	59,571	39,082
Roswell, GA, General Obligation, “A”, 4%, 2/01/2048	500,000	498,232
State of Georgia, General Obligation, “A”, 5%, 7/01/2024	1,000,000	1,002,746
State of Illinois, General Obligation, 5.5%, 5/01/2039	180,000	198,066
State of Illinois, General Obligation, “B”, 5.5%, 5/01/2047	85,000	92,888
Valdosta & Lowndes County, GA, Hospital Authority Rev. Anticipation Certificate, “A”, 5%, 10/01/2036	500,000	548,573
Washington County, GA, Hospital Authority Rev. Anticipation Certificates (Medical Center Project), 4%, 2/01/2044 (w)	1,000,000	984,414
		$5,101,887
General Obligations - Schools – 7.9%
Ben Hill County, GA, School District Rev., 4%, 4/01/2037	$750,000	$768,256
Bryan County, GA, School District General Obligation, 4%, 8/01/2032	500,000	506,757
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 4%, 12/01/2047	370,000	330,490
Dalton, GA, General Obligation, 5%, 2/01/2036	500,000	539,433
Evans County, GA, School District, 4%, 6/01/2035	660,000	690,754
Gwinnett County, GA, School District General Obligation, 5%, 2/01/2029	1,000,000	1,014,495
Gwinnett County, GA, School District General Obligation, 5%, 2/01/2039	1,500,000	1,630,240
Little Rock, AR, School District & Construction, “A”, BAM, 3%, 2/01/2048	930,000	730,461
Rome, GA, Building Authority Rev. (City Schools Project), 5%, 3/01/2043	1,000,000	1,119,990
Rome, GA, Building Authority Rev. (City Schools Project), 5%, 3/01/2044	1,000,000	1,116,847
		$8,447,723
Healthcare Revenue - Hospitals – 13.6%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	$210,000	$199,842
Cedartown Polk County, GA, Hospital Authority Rev., Anticipation Certificates (Polk Medical Center Project), 5%, 7/01/2039 (Prerefunded 7/01/2026)	500,000	520,581
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 4%, 4/01/2041	485,000	483,916
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2049	25,000	23,247
Columbia County, GA, Hospital Authority Rev. (Wellstar Health System, Inc. Project), “A”, 5.75%, 4/01/2053	1,000,000	1,126,603
Columbia County, GA, Hospital Authority Rev., Taxable (Wellstar Health System, Inc. Project), “A”, AGM, 5%, 4/01/2048	1,000,000	1,077,824
Columbus, GA, Hospital Authority Refunding Rev., Anticipation Certificates, 5%, 7/01/2024	670,000	672,074
Dalton-Whitfield County, GA, Joint Development Authority Rev. (Hamilton Health Care System), 4%, 8/15/2048	250,000	242,360
39

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Doylestown, PA, Hospital Authority Rev., “A”, 5%, 7/01/2049	$15,000	$14,098
Fulton County, GA, Development Authority Hospital Rev. (Piedmont Healthcare, Inc. Project), “A”, 5%, 7/01/2032	500,000	516,537
Fulton County, GA, Development Authority Hospital Rev. (Piedmont Healthcare, Inc. Project), “A”, 4%, 7/01/2035	500,000	502,833
Fulton County, GA, Development Authority Hospital Rev. (Piedmont Healthcare, Inc. Project), “A”, 4%, 7/01/2039	500,000	499,476
Fulton County, GA, Development Authority Hospital Rev. (Piedmont Healthcare, Inc. Project), “A”, 4%, 7/01/2049	1,000,000	934,665
Fulton County, GA, Development Authority Hospital Rev. (WellStar Health System, Inc. Project), 5%, 4/01/2034	1,000,000	1,048,621
Fulton County, GA, Development Authority Hospital Rev. (WellStar Health System, Inc. Project), “A”, 5%, 4/01/2042	750,000	769,395
Glynn-Brunswick, GA, Memorial Hospital Authority Rev. (Southeast Georgia Health System, Inc. Project), 5%, 8/01/2028	400,000	404,172
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc. Project), “A”, 5%, 2/15/2042	1,000,000	1,024,177
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	645,000	602,940
New York Dormitory Authority Rev. (Norwell Health Obligated Group), “A”, 4.25%, 5/01/2052	695,000	673,688
North Carolina Medical Care Commission, Health Care Facilities Rev. (Rex Healthcare), “A”, 4%, 7/01/2049	765,000	721,683
Richmond County, GA, Hospital Authority Rev., Anticipation Certificates (University Health Services, Inc. Project), 4%, 1/01/2036	1,000,000	1,003,609
Savannah, GA, Hospital Authority Rev. (St. Joseph's/Candler Health System, Inc.), “A”, 4%, 7/01/2043	1,000,000	983,316
Virginia Small Business Financing Authority, Health Facilities Rev. (Bon Secours Mercy Health, Inc.), “A”, 4%, 12/01/2049	550,000	522,498
		$14,568,155
Healthcare Revenue - Long Term Care – 0.9%
Fulton County, GA, Residential Care Facilities, Elderly Authority Rev. (Lenbrook Square Foundation, Inc. Project), “A, 5%, 7/01/2036	$500,000	$501,647
Hall County and Gainesville, GA, Development Authority Retirement Community Rev. (ACTS Retirement - Life Communities, Inc. Obligated Group), 5%, 11/15/2033	500,000	517,836
		$1,019,483
Industrial Revenue - Other – 0.1%
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), ”A“, 2.875%, 1/01/2041 (n)	$130,000	$93,416
Industrial Revenue - Paper – 0.1%
Rockdale County, GA, Development Authority Refunding Rev. (Pratt Paper LLC Project), 4%, 1/01/2038 (n)	$150,000	$145,661
Miscellaneous Revenue - Other – 6.1%
Atlanta, GA, Geo. L. Smith II World Congress Center Authority Convention Center Hotel Rev., ”A“, 4%, 1/01/2054	$1,250,000	$1,116,521
Atlanta, GA, Geo. L. Smith II World Congress Center Authority Convention Center Hotel Rev., ”B“, 5%, 1/01/2054 (n)	1,000,000	903,182
Clarke County, GA, Classic Center Authority Rev. (Classic Center Arena Project), ”A“, 4.625%, 5/01/2043	1,000,000	1,048,670
Director of the State of Nevada, Department of Business & Industry Rev. (Brightline West Passenger Rail Project), ”A“, 4%, 1/01/2050 (Put Date 1/30/2025)	100,000	99,673
Fulton County, GA, Development Authority Rev. (Robert W. Woodruff Arts Center, Inc. Project), ”A“, 5%, 3/15/2034	500,000	539,660
Fulton County, GA, Development Authority Rev. (Robert W. Woodruff Arts Center, Inc. Project), ”A“, 5%, 3/15/2036	500,000	513,809
Fulton County, GA, Development Authority Rev. (Robert W. Woodruff Arts Center, Inc. Project), ”A“, 5%, 3/15/2044	660,000	690,743
Hart County, GA, Association County Commissioners (Public Purpose Project), 4.75%, 11/01/2052	1,000,000	1,022,635
Matching Fund Special Purpose Securitization Corp., ”A“, 5%, 10/01/2026	45,000	46,321
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), ”1“, 5%, 11/15/2044 (n)	280,000	280,086
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	270,000	270,027
		$6,531,327
Multi-Family Housing Revenue – 3.1%
Atlanta, GA, Urban Residential Finance Authority Multi-Family Mortgage (Trinity Towers), ”A“, 4.85%, 9/01/2043	$1,000,000	$989,427
DeKalb County, GA, Housing Authority, Affordable Multi-Family Rev. (Park at 500 Project), 4%, 3/01/2034	1,000,000	991,037
DeKalb County, GA, Housing Authority, Multi-Family Rev. (Kensington Station Project), ”A“, 4%, 12/01/2033	1,000,000	1,002,674
National Finance Authority, NH, Municipal Certificates, ”1-A“, 4.375%, 9/20/2036	322,712	316,556
		$3,299,694
Port Revenue – 2.7%
Georgia Ports Authority Rev., 4%, 7/01/2047	$1,000,000	$986,515
Georgia Ports Authority Rev., 4%, 7/01/2052	1,000,000	968,733
Port Authority of NY & NJ (221st Series), 4%, 7/15/2055	1,000,000	918,449
		$2,873,697
40

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – 6.0%
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), Capital Appreciation, ”B-1“, AGM, 0%, 6/15/2044	$1,205,000	$496,752
Guam Government Business Privilege Tax Refunding, ”F“, 5%, 1/01/2030	5,000	5,355
Guam Government Business Privilege Tax Refunding, ”F“, 5%, 1/01/2031	10,000	10,800
Guam Government Business Privilege Tax Refunding, ”F“, 4%, 1/01/2042	90,000	85,656
Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Refunding Rev., ”A“, 5%, 7/01/2039	1,000,000	1,148,906
Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Rev. (Third Indenture Series), ”A“, 5%, 7/01/2044 (Prerefunded 7/01/2025)	1,000,000	1,020,213
Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Rev., ”E-1“, 3%, 7/01/2040	1,000,000	890,156
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 4.55%, 7/01/2040	24,000	24,211
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 4.75%, 7/01/2053	82,000	81,609
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 5%, 7/01/2058	1,127,000	1,130,332
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.329%, 7/01/2040	196,000	196,056
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.329%, 7/01/2040	83,000	83,024
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.784%, 7/01/2058	578,000	573,670
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2024	1,000	991
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2027	35,000	30,963
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2029	6,000	4,914
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2031	326,000	246,109
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2033	316,000	218,698
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2046	145,000	46,215
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), ”A“, 6.25%, 8/01/2027 (a)(d)(n)	245,000	191,100
		$6,485,730
Secondary Schools – 0.7%
DeKalb County, GA Development Authority Rev. (The Global Academy, Inc. Project), ”A“, 5%, 6/01/2055	$500,000	$500,929
District of Columbia Rev. (Rocketship D.C.), ”A“, 5%, 6/01/2049 (n)	250,000	233,702
		$734,631
Single Family Housing - State – 5.3%
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), ”C-1“, 4%, 11/15/2047	$160,000	$158,801
Georgia Housing & Finance Authority Rev., Single Family Mortgage, ”A“, 4.15%, 12/01/2038	1,000,000	1,005,481
Georgia Housing & Finance Authority Rev., Single Family Mortgage, ”A“, 3.85%, 12/01/2041	1,465,000	1,342,435
Georgia Housing & Finance Authority Rev., Single Family Mortgage, ”A“, 3.6%, 12/01/2044	1,000,000	911,620
Georgia Housing & Finance Authority Rev., Single Family Mortgage, ”A“, 4%, 12/01/2048	405,000	391,229
Georgia Housing & Finance Authority Rev., Single Family Mortgage, ”B“, 4.875%, 12/01/2038	1,000,000	1,070,890
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., ”A“, GNMA, 4.45%, 9/01/2043	595,000	594,893
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., ”A“, GNMA, 4.5%, 9/01/2046	195,000	195,714
		$5,671,063
State & Local Agencies – 1.5%
Rockdale County, GA, Public Facilities Rev., 5%, 1/01/2054 (w)	$1,000,000	$1,077,449
Villa Rica, GA, Public Facilities Authority Rev. (Water and Sewerage Project), 5%, 3/01/2039 (Prerefunded 9/01/2024)	500,000	502,811
		$1,580,260
Student Loan Revenue – 0.7%
Iowa Student Loan Liquidity Corp. Rev., ”B“, 3%, 12/01/2039	$5,000	$4,765
Iowa Student Loan Liquidity Corp. Rev., ”C“, 3.5%, 12/01/2044	130,000	105,854
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 2.65%, 11/01/2038	55,000	48,526
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 4%, 12/01/2041	585,000	569,159
		$728,304
Tax - Other – 1.2%
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2035	$435,000	$463,130
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2045	65,000	68,636
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2048	185,000	206,155
41

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax - Other – continued
Guam Government Limited Obligation Rev., ”A“, 5%, 12/01/2024	$320,000	$321,312
Guam Government Limited Obligation Rev., ”A“, 5%, 12/01/2036	35,000	35,653
Guam Government Limited Obligation Rev., ”A“, 5%, 12/01/2046	100,000	99,025
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	100,000	97,503
		$1,291,414
Tax Assessment – 0.4%
Atlanta, GA, Tax Allocation (Eastside Project), 5%, 1/01/2030 (Prerefunded 1/01/2026)	$410,000	$422,080
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 4%, 7/01/2029	10,000	9,830
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	9,000	9,198
		$441,108
Tobacco – 0.8%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, ”2“, 5%, 6/01/2055	$560,000	$529,574
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, ”B-1“, 3.85%, 6/01/2050	365,000	341,588
		$871,162
Toll Roads – 0.3%
Virginia Small Business Financing Authority Senior Lien Rev. (Elizabeth River Crossings Opco LLC Project), 3%, 1/01/2041	$375,000	$304,386
Transportation - Special Tax – 0.1%
New Jersey Transportation Trust Fund Authority, ”A“, 5%, 12/15/2039	$70,000	$75,109
Universities - Colleges – 16.0%
Americus-Sumter, GA, Payroll Development Authority Rev. (USG Real Estate Foundation VII LLC Project), ”A“, 3.5%, 6/01/2035	$500,000	$501,745
Augusta, GA, Development Authority Rev. (AU Jaguar Facilities Development LLC Project), 5.5%, 7/01/2048	750,000	816,160
Barnesville-Lamar County, GA, Industrial Development Authority Refunding Rev. (USG Real Estate Foundation VI LLC Project), 5%, 6/01/2038	600,000	632,508
Bibb County, GA, Development Authority Rev. (USG Real Estate Foundation IX LLC Project), 4%, 6/01/2037	560,000	568,249
Bibb County, GA, Development Authority Rev. (USG Real Estate Foundation IX LLC Project), 4%, 6/01/2044	1,000,000	957,856
Bleckley-Dodge County, GA, Joint Development Authority Refunding Rev. (USG Real Estate Foundation VII LLC Project), 5%, 7/01/2038	815,000	859,752
Bulloch County, GA, Development Authority Rev. (Georgia Southern University Housing Foundation Four, LLC Project), 5%, 7/01/2038 (Prerefunded 7/01/2027)	200,000	211,536
Bulloch County, GA, Development Authority Rev. (Georgia Southern University Housing Foundation Four, LLC Project), 5%, 7/01/2038	800,000	844,151
Carrollton, GA, Payroll Development Authority Refunding Rev. (UWG Housing LLC Project), 5%, 7/01/2038	750,000	801,866
Clemson University, SC, Athletic Facilities Rev., ”A“, 3%, 5/01/2048	1,000,000	774,874
Cobb County, GA, Development Authority, Parking & Dining Hall Refunding Lease Rev. (Kennesaw State University Real Estate Foundations Projects), 5%, 7/15/2034	500,000	534,917
Dahlonega, GA, Downtown Development Authority Refunding Rev. (North Georgia MAC LLC), 5%, 7/01/2036	1,000,000	1,054,052
Fulton County, GA, Development Authority Rev. (Georgia Tech Facilities, Inc.), 5%, 3/01/2034	300,000	322,544
Fulton County, GA, Development Authority Rev. (Georgia Tech Facilities, Inc.), 4%, 6/15/2049	500,000	471,803
Fulton County, GA, Development Authority Rev. (Georgia Tech Facilities, Inc.), 5%, 6/15/2052	1,000,000	1,034,366
Fulton County, GA, Development Authority Rev. (Spelman College), 5%, 6/01/2028	500,000	507,630
Georgia Higher Education Facilities Authority Refunding Rev. (USG Real Estate Foundation II LLC Project), 4%, 6/15/2036	750,000	769,254
Georgia Private Colleges & Universities Authority Rev. (Mercer University Project), 5%, 10/01/2040	350,000	353,985
Georgia Private Colleges & Universities Authority Rev. (Mercer University Project), 5.25%, 10/01/2051	1,000,000	1,068,572
Gwinnett County, GA, Development Authority Rev. (Student Housing), ”A“, 5%, 7/01/2040	1,000,000	1,038,282
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2051	500,000	426,808
Moultrie-Colquitt County, GA, Development Authority Rev. (Philadelphia College of Osteopathic Medicine), 5%, 12/01/2048	870,000	918,209
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NPFG, 5%, 7/01/2033	70,000	68,856
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (International American University of Puerto Rico Project), 5%, 10/01/2031	50,000	50,065
Richmond County, GA, Development Authority Rev. (Georgia Regents University Academic Research Center Project), AGM, 5%, 12/15/2032	325,000	327,178
South Regional, GA, Joint Development Authority Refunding Rev. (VSU ASRE Georgia ,Reade, Hopper, LLC Project), 5%, 8/01/2024	755,000	757,131
South Regional, GA, Joint Development Authority Rev. (VSU Parking and Student Service Center Project), ”A“, 5%, 8/01/2035	500,000	513,436
		$17,185,785
42

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Dormitories – 0.4%
Cobb County, GA, Development Authority Student Housing Refunding Rev. (Kennesaw State University Foundation, Inc.), ”C“, 5%, 7/15/2030	$390,000	$393,493
Cobb County, GA, Development Authority Student Housing Refunding Rev. (Kennesaw State University Foundation, Inc.), ”C“, 5%, 7/15/2030 (Prerefunded 7/15/2025)	10,000	10,208
		$403,701
Utilities - Investor Owned – 0.7%
Bartow County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Bowen Project), 3.95%, 12/01/2032 (Put Date 3/08/2028)	$750,000	$759,127
Utilities - Municipal Owned – 8.8%
Dalton, GA, Combined Utilities Rev., 5%, 3/01/2029	$1,195,000	$1,252,478
Dalton, GA, Combined Utilities Rev., 5%, 3/01/2032	1,000,000	1,091,286
Dalton, GA, Combined Utilities Rev., 4%, 3/01/2035	500,000	506,017
Dalton, GA, Combined Utilities Rev., 4%, 3/01/2036	500,000	505,341
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J), ”A“, 4.5%, 7/01/2063	1,000,000	985,915
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J), ”A“, AGM, 5%, 7/01/2048	1,000,000	1,063,801
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J), ”A“, AGM, 5%, 7/01/2055	1,000,000	1,055,951
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project M), ”A“, 5%, 1/01/2039	750,000	784,885
Georgia Municipal Electric Authority (Project One), ”A“, 5%, 1/01/2037	1,000,000	1,093,745
Georgia Municipal Electric Authority (Project One), ”A“, 5%, 1/01/2038	125,000	132,029
Guam Power Authority Rev., ”A“, AGM, 5%, 10/01/2039	50,000	50,265
Guam Power Authority Rev., ”A“, AGM, 5%, 10/01/2044	60,000	60,209
Puerto Rico Electric Power Authority Refunding Rev., ”DDD“, 5%, 7/01/2020 (a)(d)	10,000	2,625
Puerto Rico Electric Power Authority Refunding Rev., ”DDD“, 5%, 7/01/2021 (a)(d)	100,000	26,250
Puerto Rico Electric Power Authority Refunding Rev., ”DDD“, 5%, 7/01/2022 (a)(d)	155,000	40,687
Puerto Rico Electric Power Authority Rev., ”A“, 5%, 7/01/2029 (a)(d)	245,000	64,312
Puerto Rico Electric Power Authority Rev., ”A“, 5%, 7/01/2042 (a)(d)	40,000	10,500
Puerto Rico Electric Power Authority Rev., ”AAA“, 5.25%, 7/01/2021 (a)(d)	20,000	5,250
Puerto Rico Electric Power Authority Rev., ”AAA“, 5.25%, 7/01/2030 (a)(d)	10,000	2,625
Puerto Rico Electric Power Authority Rev., ”CCC“, 5.25%, 7/01/2027 (a)(d)	95,000	24,937
Puerto Rico Electric Power Authority Rev., ”RR“, AGM, 5%, 7/01/2028	490,000	489,406
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2021 (a)(d)	45,000	11,813
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2023 (a)(d)	45,000	11,813
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2027 (a)(d)	10,000	2,625
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2037 (a)(d)	125,000	32,812
Puerto Rico Electric Power Authority Rev., ”VV“, NPFG, 5.25%, 7/01/2030	70,000	69,043
Puerto Rico Electric Power Authority Rev., ”VV“, NPFG, 5.25%, 7/01/2034	10,000	9,890
Puerto Rico Electric Power Authority Rev., ”WW“, 5.375%, 7/01/2022 (a)(d)	10,000	2,625
Puerto Rico Electric Power Authority Rev., ”WW“, 5.25%, 7/01/2025 (a)(d)	20,000	5,250
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5%, 7/01/2018 (a)(d)	60,000	15,750
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2023 (a)(d)	70,000	18,375
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2024 (a)(d)	25,000	6,563
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2026 (a)(d)	75,000	19,688
Puerto Rico Electric Power Authority Rev., Taxable, ”EEE“, 6.05%, 7/01/2032 (a)(d)	60,000	15,750
		$9,470,511
Utilities - Other – 3.2%
Black Belt Energy Gas District, AL, Gas Project Rev. (Project No. 8), ”A“, 4%, 12/01/2052 (Put Date 12/01/2029)	$250,000	$247,373
California Community Choice Financing Authority, Clean Energy Project Rev., ”C“, 5.25%, 1/01/2054 (Put Date 10/01/2031)	585,000	616,454
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., ”A“, 5%, 6/01/2053 (Put Date 6/01/2030)	1,000,000	1,053,391
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., ”C“, 5%, 9/01/2053 (Put Date 9/01/2030)	750,000	796,690
Southeast Alabama Energy, Cooperative District Energy Supply Rev., ”A-1“, 5.5%, 11/01/2053 (Put Date 1/01/2031)	715,000	774,290
		$3,488,198
Water & Sewer Utility Revenue – 8.4%
Atlanta, GA, Water & Wastewater Refunding Rev., 5%, 11/01/2036	$750,000	$794,325
Atlanta, GA, Water & Wastewater Refunding Rev., ”A“, 5%, 11/01/2037	1,000,000	1,054,925
Atlanta, GA, Water & Wastewater Refunding Rev., ”A“, 5%, 11/01/2038	1,000,000	1,051,774
43

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Atlanta, GA, Water & Wastewater Refunding Rev., ”B“, 4%, 11/01/2038	$500,000	$502,480
Cartersville, GA, Development Authority Waste & Water Facilities Rev., 4%, 6/01/2038	500,000	504,059
Cherokee County, GA, Water and Sewerage Authority Rev., 4%, 8/01/2053	1,000,000	965,384
DeKalb County, GA, Water & Sewer Rev., 5%, 10/01/2052	1,000,000	1,080,449
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	125,000	127,458
Guam Waterworks Authority Rev. (Water and Wastewater System), ”A“, 5%, 7/01/2029	45,000	45,118
Guam Waterworks Authority Rev. (Water and Wastewater System), ”A“, 5%, 7/01/2035	45,000	45,118
Guam Waterworks Authority Rev. (Water and Wastewater System), ”A“, 5%, 1/01/2050	155,000	161,712
Henry County, GA, Water & Sewer Authority Rev., BHAC, 5.25%, 2/01/2027	1,000,000	1,063,444
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), ”C-7“, NPFG, 5%, 7/01/2032	15,000	15,027
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), ”D-6“, NPFG, 5%, 7/01/2036	20,000	20,026
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), ”D-1“, AGM, 5%, 7/01/2037	20,000	20,030
Walton County, GA, Water & Sewer Authority Rev. (Walton-Hard Labor Creek Project), 5%, 2/01/2038 (Prerefunded 2/01/2026)	500,000	516,964
Walton County, GA, Water & Sewer Authority Rev. (Walton-Hard Labor Creek Reservoir Water Treatment Facility Project), 5%, 2/01/2053	1,000,000	1,080,780
		$9,049,073
Total Municipal Bonds (Identified Cost, $107,695,859)		$105,676,408
Bonds – 0.3%
Consumer Services – 0.3%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$204,000	$192,715
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	363,682	113,651
Total Bonds (Identified Cost, $337,109)		$306,366
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $123,333)	$205,186	$118,597
Investment Companies (h) – 1.7%
Money Market Funds – 1.7%
MFS Institutional Money Market Portfolio, 5.38% (v) (Identified Cost, $1,808,690)	1,808,687	$1,809,049
Other Assets, Less Liabilities – (0.6)%		(646,581)
Net Assets – 100.0%		$107,263,839
See Portfolio Footnotes and Notes to Financial Statements
44

Portfolio of Investments – continued
MFS Maryland Municipal Bond Fund
Issuer	Shares/Par	Value ($)
Municipal Bonds – 95.5%
Airport Revenue – 2.0%
Denver, CO, City & County Airport System Rev., ”A“, 4.125%, 11/15/2047	$70,000	$67,585
Denver, CO, City & County Airport System Rev., ”A“, 4.125%, 11/15/2053	65,000	60,766
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., ”A“, 5%, 10/01/2025	1,525,000	1,555,551
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), AGM, 5.125%, 6/30/2060	655,000	685,081
		$2,368,983
General Obligations - General Purpose – 11.4%
Anne Arundel County, MD, General Obligation, Consolidated Improvement, 5%, 4/01/2033	$1,895,000	$1,932,087
Anne Arundel County, MD, General Obligation, Consolidated Improvement, 5%, 10/01/2045	1,315,000	1,472,479
Baltimore County, MD, Metropolitan District (80th Issue), 4%, 3/01/2045	1,500,000	1,489,241
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	225,000	200,327
Cheverly, MD, Public Improvement, 4.5%, 11/01/2047	490,000	502,989
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, ”A“, 5.625%, 7/01/2029	45,031	49,263
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, ”A“, 5.75%, 7/01/2031	121,739	137,139
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, ”A“, 4%, 7/01/2033	41,476	41,315
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, ”A“, 4%, 7/01/2035	75,390	73,913
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, ”A“, 4%, 7/01/2037	31,997	30,877
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, ”A“, 4%, 7/01/2041	43,504	40,912
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, ”A“, 4%, 7/01/2046	150,243	137,762
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, ”A“, 0%, 7/01/2024	6,747	6,680
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, ”A“, 0%, 7/01/2033	53,375	35,017
Howard County, MD, Metropolitan District Project, ”B“, 3%, 8/15/2051	1,155,000	890,916
Howard County, MD, Metropolitan District Project, ”C“, 4%, 2/15/2048	1,500,000	1,469,869
Maryland Community Development Administration, Local Government Infrastructure, ”A-2“, 4%, 6/01/2036	1,210,000	1,253,435
Maryland State & Local Facilities Loan, General Obligation Refunding, ”A“, 5%, 8/01/2025	2,055,000	2,104,171
Montgomery County, MD, General Obligation, Consolidated Public Improvement, ”A“, 5%, 8/01/2035	1,000,000	1,171,197
State of Illinois, General Obligation, 5.5%, 5/01/2039	160,000	176,059
State of Illinois, General Obligation, ”C“, 4%, 10/01/2040	205,000	200,916
State of Illinois, General Obligation, ”C“, 4%, 10/01/2041	95,000	92,147
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2048	130,000	130,813
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2052	50,000	49,991
		$13,689,515
General Obligations - Schools – 0.6%
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., ”A“, 4%, 12/01/2047	$325,000	$290,295
Orange County, CA, Anaheim Elementary School District, AGM, 4%, 8/01/2048	405,000	399,372
		$689,667
Healthcare Revenue - Hospitals – 16.8%
Doylestown, PA, Hospital Authority Rev., ”A“, 4%, 7/01/2045 (Prerefunded 7/01/2029)	$5,000	$5,258
Doylestown, PA, Hospital Authority Rev., ”A“, 4%, 7/01/2045	10,000	8,198
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), ”A“, 4.125%, 7/01/2052	540,000	504,787
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2036	750,000	776,935
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), ”A“, 5%, 7/01/2034	750,000	772,503
Maryland Health & Higher Educational Facilities Authority Rev. (Frederick Health System), 4%, 7/01/2045	1,000,000	958,302
Maryland Health & Higher Educational Facilities Authority Rev. (Greater Baltimore Medical Center), ”A“, 4%, 7/01/2039	1,145,000	1,153,453
Maryland Health & Higher Educational Facilities Authority Rev. (Greater Baltimore Medical Center), ”A“, 4%, 7/01/2041	1,000,000	990,417
Maryland Health & Higher Educational Facilities Authority Rev. (LifeBridge Health), 5%, 7/01/2028 (Prerefunded 7/01/2025)	750,000	766,083
Maryland Health & Higher Educational Facilities Authority Rev. (LifeBridge Health), 4%, 7/01/2042	1,000,000	973,378
Maryland Health & Higher Educational Facilities Authority Rev. (Medlantic/Helix Parent, Inc.), ”A“, AGM, 5.25%, 8/15/2038	1,155,000	1,334,492
Maryland Health & Higher Educational Facilities Authority Rev. (MedStar Health), 5%, 8/15/2033	1,030,000	1,043,246
Maryland Health & Higher Educational Facilities Authority Rev. (MedStar Health), ”A“, 5%, 8/15/2041	505,000	505,131
Maryland Health & Higher Educational Facilities Authority Rev. (MedStar Health), ”A“, 5%, 5/15/2042	750,000	772,788
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), ”A“, 5%, 7/01/2032	600,000	614,683
Maryland Health & Higher Educational Facilities Authority Rev. (Meritus Medical Center), 5%, 7/01/2027	500,000	507,046
Maryland Health & Higher Educational Facilities Authority Rev. (Peninsula Regional Health System), ”A“, 5%, 7/01/2033	1,205,000	1,300,264
45

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Maryland Health & Higher Educational Facilities Authority Rev. (Peninsula Regional Health System), ”A“, 5%, 7/01/2035	$500,000	$539,984
Maryland Health & Higher Educational Facilities Authority Rev. (Trinity Health Credit Group), ”MD“, 5%, 12/01/2046	1,000,000	1,024,566
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), ”B“, 5%, 7/01/2034	1,000,000	1,052,252
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), ”D“, 4%, 7/01/2048	1,250,000	1,184,574
Maryland Health & Higher Educational Facilities Authority Rev. (University of Pittsburgh Medical Center), ”B“, 4%, 4/15/2045	995,000	961,556
Montgomery County, MD, Rev. (Trinity Health Credit Group), 5%, 12/01/2045	1,240,000	1,261,815
New York Dormitory Authority Rev. (Norwell Health Obligated Group), ”A“, 4.25%, 5/01/2052	590,000	571,908
Spartanburg County, SC, Regional Health Services District Hospital Rev., ”A“, 4%, 4/15/2043	635,000	611,357
		$20,194,976
Healthcare Revenue - Long Term Care – 3.1%
Baltimore County, MD, Rev. (Oak Crest Village, Inc.), 4%, 1/01/2045	$1,000,000	$915,145
Baltimore County, MD, Rev. (Riderwood Village, Inc.), 4%, 1/01/2038	450,000	446,859
Howard County, MD, Retirement Community Rev. (Vantage House Facility), 5%, 4/01/2036	500,000	460,078
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community Project), ”A“, 5%, 1/01/2045	500,000	506,522
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), ”B“, 5%, 11/01/2042	350,000	327,842
Washington County, MD, County Commissioners Rev. (Diakon Lutheran Social Ministries Project), ”B“, 5%, 1/01/2032	575,000	629,008
Westminster, MD, Refunding Rev. (Carroll Lutheran Village, Inc.), 5.125%, 7/01/2040	400,000	401,170
		$3,686,624
Healthcare Revenue - Other – 0.3%
Maryland Economic Development Corp., Economic Development Rev. (Lutheran World Relief Refugee), 5.25%, 4/01/2029	$315,000	$315,085
Industrial Revenue - Paper – 0.1%
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	$100,000	$100,207
Miscellaneous Revenue - Other – 2.4%
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2025	$20,000	$19,963
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2034	85,000	84,382
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2042	70,000	67,117
Maryland Economic Development Corp., Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 4%, 7/01/2039	1,100,000	1,054,727
Matching Fund Special Purpose Securitization Corp., ”A“, 5%, 10/01/2026	40,000	41,174
Montgomery County, MD, Transportation Fund Lease Authority Rev., ”A“, 5%, 11/01/2036	415,000	423,916
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), ”1“, 5%, 11/15/2044 (n)	240,000	240,074
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	390,000	390,039
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5%, 12/31/2057	490,000	516,582
		$2,837,974
Multi-Family Housing Revenue – 9.4%
Howard County, MD, Housing Commission Rev. (Columbia Commons Apartments), ”A“, 5%, 6/01/2044	$500,000	$500,532
Howard County, MD, Housing Commission Rev. (Orchard Meadows Apartments), 5%, 12/01/2043	500,000	530,429
Howard County, MD, Housing Commission Rev. (Woodfield Oxford Square Apartments), 5%, 12/01/2037	750,000	788,493
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., ”A“, FHA, 4%, 7/01/2048	500,000	443,113
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., ”B“, 3.65%, 7/01/2049	505,000	448,130
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., ”D“, 3.35%, 7/01/2049	1,765,000	1,436,369
Maryland Department of Housing & Community Development, ”G“, 3.62%, 12/01/2038 (Put Date 4/11/2024)	870,000	870,000
Montgomery County, MD, Housing Opportunities Commission Multiple Purpose Rev., ”C“, 5.5%, 1/01/2048	1,000,000	1,098,420
Montgomery County, MD, Housing Opportunities Commission Multiple Purpose Rev., ”C“, 5.125%, 1/01/2053	500,000	532,129
Montgomery County, MD, Housing Opportunities Commission, Multi-Family Housing Development Rev., ”A“, 4.85%, 7/01/2053	500,000	506,029
Montgomery County, MD, Housing Opportunities Commission, Multi-Family Housing Development Rev., ”A-1“, FHA, 3.05%, 7/01/2044	1,000,000	795,619
Montgomery County, MD, Housing Opportunities Commission, Multi-Family Housing Development Rev., ”C“, 5.125%, 7/01/2037	1,000,000	1,017,087
Montgomery County, MD, Housing Opportunities Commission, Multi-Family Housing Development Rev., “C”, 3.1%, 7/01/2036	1,065,000	959,456
National Finance Authority, NH, Municipal Certificates, ”1-A“, 4.375%, 9/20/2036	281,467	276,098
46

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Multi-Family Housing Revenue – continued
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development Bonds), “G”, FHA, 2.45%, 11/01/2045	$765,000	$539,976
Virginia Housing Development Authority, Rental Housing, ”F“, HUD Section 8, 5.15%, 11/01/2048	500,000	521,713
		$11,263,593
Parking – 1.2%
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Medical Institutions), AAC, 5%, 7/01/2034	$1,385,000	$1,394,488
Port Revenue – 1.3%
Maryland Economic Development Corp. Rev. (Terminal Project), ”A“, 5%, 6/01/2044	$500,000	$513,352
Maryland Economic Development Corp. Rev. (Terminal Project), ”A“, 5%, 6/01/2049	250,000	254,939
Maryland Economic Development Corp. Rev. (Transportation Facilities Project), ”A“, 5%, 6/01/2031	650,000	681,730
New York Liberty Development Corp., Liberty Refunding Rev. (1 World Trade Center Project), 2.75%, 2/15/2044	190,000	145,383
		$1,595,404
Sales & Excise Tax Revenue – 2.6%
Guam Government Business Privilege Tax Refunding, ”F“, 5%, 1/01/2030	$5,000	$5,355
Guam Government Business Privilege Tax Refunding, ”F“, 5%, 1/01/2031	10,000	10,800
Guam Government Business Privilege Tax Refunding, ”F“, 4%, 1/01/2042	75,000	71,380
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 4.55%, 7/01/2040	21,000	21,184
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 4.75%, 7/01/2053	81,000	80,614
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 5%, 7/01/2058	1,817,000	1,822,373
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.329%, 7/01/2040	160,000	160,046
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.329%, 7/01/2040	75,000	75,022
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.784%, 7/01/2058	267,000	265,000
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2024	1,000	990
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2027	36,000	31,848
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2029	6,000	4,914
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2031	338,000	255,168
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2033	332,000	229,771
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2046	151,000	48,127
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), ”A“, 6.25%, 8/01/2027 (a)(d)(n)	120,000	93,600
		$3,176,192
Secondary Schools – 0.2%
District of Columbia Rev. (Rocketship D.C.), ”A“, 5%, 6/01/2039 (n)	$250,000	$249,194
Single Family Housing - Local – 1.1%
Montgomery County, MD, Housing Opportunities Commission (Single Family Mortgage Rev.), ”D“, 3.67%, 1/01/2049	$250,000	$250,000
Montgomery County, MD, Housing Opportunities Commission, Single Family Mortgage Rev., ”A“, FHA, 5.75%, 7/01/2054	1,000,000	1,081,739
		$1,331,739
Single Family Housing - State – 9.3%
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., ”B“, 2.1%, 9/01/2041	$1,500,000	$1,052,493
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., ”A“, GNMA, 4.45%, 9/01/2043	500,000	499,910
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., ”A“, GNMA, 5.5%, 9/01/2053	975,000	1,040,008
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., ”C“, 2.1%, 3/01/2033	250,000	213,971
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., ”C“, 3%, 9/01/2051	885,000	853,047
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., ”D“, 5.05%, 3/01/2047	1,000,000	1,020,547
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., ”D“, 6%, 3/01/2053	960,000	1,022,784
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., ”E“, GNMA, 5.1%, 3/01/2048	1,000,000	1,035,725
47

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - State – continued
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., ”E“, GNMA, 6.25%, 3/01/2054	$1,000,000	$1,090,921
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “C”, 3%, 9/01/2039	1,000,000	864,764
Maryland Department of Housing & Community Development, ”G“, 3.7%, 9/01/2040	2,500,000	2,500,000
		$11,194,170
State & Local Agencies – 11.4%
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction & Revitalization Program, 5%, 5/01/2041 (Prerefunded 5/01/2026)	$500,000	$519,815
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction & Revitalization Program, ”A“, 5%, 5/01/2035	1,725,000	1,849,597
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction & Revitalization Program, ”A“, 5%, 5/01/2038	500,000	529,647
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction & Revitalization Program, Capital Appreciation, ”C“, 0%, 5/01/2054	2,000,000	462,533
Maryland Stadium Authority, Built to Learn Rev., 4%, 6/01/2046	1,405,000	1,378,115
Maryland Stadium Authority, Built to Learn Rev., ”A“, 4%, 6/01/2036	1,000,000	1,038,084
Maryland Stadium Authority, Built to Learn Rev., ”A“, 4%, 6/01/2041	1,500,000	1,511,613
Maryland Stadium Authority, Sport Entertainment Facilities Rev. (Hagerstown Project), ”A“, 5.25%, 6/15/2052	1,000,000	1,093,814
Prince George's County, MD, COP (Suitland Public Infrastructure), 3%, 10/01/2038	1,000,000	905,748
Prince George's County, MD, COP (University of Maryland Capital Region Medical Center), 5%, 10/01/2037	1,000,000	1,072,916
Prince George's County, MD, COP (University of Maryland Capital Region Medical Center), 5%, 10/01/2048	1,500,000	1,566,563
Washington, D.C., Metropolitan Area Transit Authority Dedicated Rev. (Green Bonds - Climate Bond Certified), ”A“, 5%, 7/15/2040	1,500,000	1,696,651
		$13,625,096
Student Loan Revenue – 0.5%
Iowa Student Loan Liquidity Corp. Rev., ”C“, 3.5%, 12/01/2044	$115,000	$93,641
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 4%, 12/01/2041	490,000	476,731
		$570,372
Tax - Other – 1.9%
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2045	$85,000	$89,755
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2048	225,000	250,728
New York, NY, Transitional Finance Authority Rev., ”C-1“, 4%, 5/01/2045	850,000	833,856
St. Clair County, AL, Board of Education, Special Tax School Warrants (15 Mill Moody Tax), ”A“, BAM, 4.125%, 2/01/2048	500,000	494,890
Triborough Bridge & Tunnel Authority Rev., NY, Payroll Mobility Tax (MTA Bridges and Tunnels), ”C-3“, 3%, 5/15/2051	600,000	469,292
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	100,000	97,503
		$2,236,024
Tax Assessment – 3.4%
Baltimore, MD, Special Obligation (East Baltimore Research Park Project), ”A“, 5%, 9/01/2038	$500,000	$496,243
Baltimore, MD, Special Obligation Rev. (Harbor Point Project), ”B“, 3.875%, 6/01/2046 (n)	300,000	251,482
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	500,000	511,024
Frederick County, MD, Limited Obligation (Jefferson Technology Park Project), ”B“, 4.625%, 7/01/2043 (n)	250,000	243,310
Frederick County, MD, Limited Obligation (Oakdale-Lake Linganore Project), 3.75%, 7/01/2039	500,000	446,118
Frederick County, MD, Senior Special Obligation (Urbana Community Development Authority), ”B“, 4%, 7/01/2040	180,000	167,431
Frederick County, MD, Senior Special Obligation Refunding (Urbana Community Development Authority), ”A“, 5%, 7/01/2026	820,000	844,745
Frederick County, MD, Special Tax Limited Obligation Refunding (Jefferson Technology Park Project), ”A“, 5%, 7/01/2043 (n)	250,000	247,855
Howard County, MD, Special Obligation (Annapolis Junction Town Center Project), 6.1%, 2/15/2044	230,000	230,066
Howard County, MD, Special Obligation (Downtown Columbia Project), ”A“, 4.5%, 2/15/2047 (n)	300,000	278,712
Maryland Economic Development Corp., Special Obligation (Port Covington Project), 4%, 9/01/2050 (n)	500,000	411,577
		$4,128,563
Tobacco – 1.0%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, ”1“, 4%, 6/01/2048	$410,000	$380,538
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, ”2“, 5%, 6/01/2055	500,000	472,834
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, ”B-1“, 3.85%, 6/01/2050	360,000	336,909
		$1,190,281
48

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Toll Roads – 1.2%
Metropolitan Washington, D.C., Airport Authority, Dulles Toll Road Rev. (Dulles Metrorail and Capital Improvement Projects), ”A“, AGM, 4%, 10/01/2052	$500,000	$476,037
Virginia Small Business Financing Authority Senior Lien Refunding Rev. (95 Express Lanes LLC Project), 5%, 1/01/2035	915,000	993,550
		$1,469,587
Transportation - Special Tax – 5.2%
Maryland Department of Transportation, Consolidated Transportation, 4%, 12/15/2029	$1,500,000	$1,500,201
Maryland Department of Transportation, Consolidated Transportation Refunding Rev., 5%, 7/01/2043	1,000,000	1,122,125
Maryland Department of Transportation, Consolidated Transportation, ”A“, 3%, 10/01/2033	500,000	483,907
Metropolitan Transportation Authority, NY, Refunding Rev. (Climate Bond Certified), ”E“, 4%, 11/15/2045	1,000,000	958,003
New Jersey Transportation Trust Fund Authority, ”CC“, 5.5%, 6/15/2050	75,000	83,071
Washington, D.C., Metropolitan Area Transit Authority Gross Rev., 5%, 7/01/2037	440,000	460,553
Washington, D.C., Metropolitan Area Transit Authority Gross Rev., 5%, 7/01/2038	440,000	459,066
Washington, D.C., Metropolitan Area Transit Authority Gross Rev., 5%, 7/01/2043	1,140,000	1,179,197
		$6,246,123
Universities - Colleges – 3.3%
Maryland Health & Higher Educational Facilities Authority Rev. (Goucher College), ”A“, 5%, 7/01/2044	$500,000	$500,485
Maryland Health & Higher Educational Facilities Authority Rev. (Loyola University Maryland), 5%, 10/01/2032	500,000	503,464
Maryland Health & Higher Educational Facilities Authority Rev. (Loyola University Maryland), “A”, 5%, 10/01/2049	1,000,000	1,044,425
Maryland Health & Higher Educational Facilities Authority Rev. (Maryland Institute College of Art Issue), 5%, 6/01/2033	450,000	460,201
Maryland Health & Higher Educational Facilities Authority Rev. (Stevenson University), “A”, 4%, 6/01/2046	750,000	650,857
Maryland Health & Higher Educational Facilities Authority Rev. (Stevenson University), “A”, 4%, 6/01/2051	250,000	211,160
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2051	420,000	358,518
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (International American University of Puerto Rico Project), 5%, 10/01/2031	75,000	75,098
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), ”B“, 5.25%, 7/01/2035 (n)	110,000	110,531
		$3,914,739
Universities - Dormitories – 2.1%
Maryland Economic Development Corp., Senior Student Housing Rev. (University of Maryland, College Park Projects), AGM, 5%, 6/01/2035	$750,000	$775,463
Maryland Economic Development Corp., Student Housing Rev. (Morgan State University Project), 5%, 7/01/2050	1,000,000	1,014,739
Maryland Economic Development Corp., Student Housing Rev. (Salisbury University Project), 5%, 6/01/2027	410,000	410,051
Maryland Economic Development Corp., Student Housing Rev. (Salisbury University Project), 5%, 6/01/2030	300,000	300,038
		$2,500,291
Utilities - Municipal Owned – 0.3%
Puerto Rico Electric Power Authority Refunding Rev., ”DDD“, 5%, 7/01/2020 (a)(d)	$10,000	$2,625
Puerto Rico Electric Power Authority Refunding Rev., ”DDD“, 5%, 7/01/2021 (a)(d)	100,000	26,250
Puerto Rico Electric Power Authority Refunding Rev., ”DDD“, 5%, 7/01/2022 (a)(d)	160,000	42,000
Puerto Rico Electric Power Authority Rev., ”A“, 5%, 7/01/2029 (a)(d)	250,000	65,625
Puerto Rico Electric Power Authority Rev., ”A“, 5%, 7/01/2042 (a)(d)	40,000	10,500
Puerto Rico Electric Power Authority Rev., ”AAA“, 5.25%, 7/01/2021 (a)(d)	20,000	5,250
Puerto Rico Electric Power Authority Rev., ”AAA“, 5.25%, 7/01/2030 (a)(d)	10,000	2,625
Puerto Rico Electric Power Authority Rev., ”CCC“, 5.25%, 7/01/2027 (a)(d)	95,000	24,937
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2021 (a)(d)	45,000	11,813
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2023 (a)(d)	40,000	10,500
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2027 (a)(d)	10,000	2,625
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2037 (a)(d)	125,000	32,812
Puerto Rico Electric Power Authority Rev., ”VV“, NPFG, 5.25%, 7/01/2034	10,000	9,890
Puerto Rico Electric Power Authority Rev., ”WW“, 5.375%, 7/01/2022 (a)(d)	10,000	2,625
Puerto Rico Electric Power Authority Rev., ”WW“, 5.25%, 7/01/2025 (a)(d)	20,000	5,250
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5%, 7/01/2018 (a)(d)	60,000	15,750
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2023 (a)(d)	65,000	17,062
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2024 (a)(d)	20,000	5,250
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2026 (a)(d)	65,000	17,063
49

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – continued
Puerto Rico Electric Power Authority Rev., Taxable, ”EEE“, 6.05%, 7/01/2032 (a)(d)	$50,000	$13,125
		$323,577
Utilities - Other – 2.3%
California Community Choice Financing Authority, Clean Energy Project Rev., ”C“, 5.25%, 1/01/2054 (Put Date 10/01/2031)	$720,000	$758,712
Patriots Energy Group Financing Agency, SC, Gas Supply Rev., ”B-1“, 5.25%, 2/01/2054 (Put Date 3/01/2031)	400,000	433,423
Southeast Alabama Energy Authority Commodity Supply Rev. (Project No. 5), ”A“, 5.25%, 1/01/2054 (Put Date 7/01/2029)	665,000	706,178
Tennergy Corp., TN, Gas Supply Rev., ”A“, 5.5%, 10/01/2053 (Put Date 12/01/2030)	410,000	438,129
Texas Municipal Power Agency, Transmission System Rev., AGM, 2%, 9/01/2033	555,000	454,419
		$2,790,861
Water & Sewer Utility Revenue – 1.1%
Baltimore, MD, Project Rev. (Mayor and City Council of Baltimore Water Projects), ”A“, 4%, 7/01/2038	$550,000	$562,402
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	105,000	107,065
Guam Waterworks Authority Rev. (Water and Wastewater System), ”A“, 5%, 7/01/2029	205,000	205,538
Guam Waterworks Authority Rev. (Water and Wastewater System), ”A“, 5%, 7/01/2035	205,000	205,538
Guam Waterworks Authority Rev. (Water and Wastewater System), ”A“, 5%, 1/01/2050	130,000	135,629
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), ”C-7“, NPFG, 5%, 7/01/2032	25,000	25,046
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), ”D-6“, NPFG, 5%, 7/01/2036	30,000	30,039
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), ”D-1“, AGM, 5%, 7/01/2037	35,000	35,052
Mississippi Development Bank Special Obligation (Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	50,000	50,172
		$1,356,481
Total Municipal Bonds (Identified Cost, $116,672,313)		$114,439,806
Bonds – 0.2%
Consumer Services – 0.2%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$165,000	$155,873
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	363,682	113,650
Total Bonds (Identified Cost, $299,117)		$269,523
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $110,506)	$183,846	$106,263
Investment Companies (h) – 2.5%
Money Market Funds – 2.5%
MFS Institutional Money Market Portfolio, 5.38% (v) (Identified Cost, $3,005,530)	3,005,544	$3,006,145
Other Assets, Less Liabilities – 1.7%		2,014,129
Net Assets – 100.0%		$119,835,866
See Portfolio Footnotes and Notes to Financial Statements
50

Portfolio of Investments – continued
MFS Massachusetts Municipal Bond Fund
Issuer	Shares/Par	Value ($)
Municipal Bonds – 95.7%
Airport Revenue – 5.7%
Denver, CO, City & County Airport System Rev., ”A“, 4.125%, 11/15/2047	$265,000	$255,859
Denver, CO, City & County Airport System Rev., ”A“, 4.125%, 11/15/2053	250,000	233,714
Massachusetts Port Authority Rev., ”A“, 5%, 7/01/2038	2,000,000	2,113,769
Massachusetts Port Authority Rev., ”A“, 5%, 7/01/2040	2,755,000	2,890,018
Massachusetts Port Authority Rev., ”A“, 5%, 7/01/2042	3,000,000	3,065,183
Massachusetts Port Authority Rev., ”A“, 5%, 7/01/2042	3,455,000	3,681,957
Massachusetts Port Authority Rev., ”A“, 5%, 7/01/2047	1,500,000	1,521,863
Massachusetts Port Authority Rev., ”C“, 5%, 7/01/2044	3,000,000	3,111,107
Massachusetts Port Authority Rev., ”E“, 5%, 7/01/2051	3,055,000	3,167,889
		$20,041,359
General Obligations - General Purpose – 12.9%
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$705,000	$627,692
Brockton, MA, Public Safety Facility, General Obligation, 4%, 8/01/2052	1,790,000	1,728,191
Commonwealth of Massachusetts, ”B“, 5.25%, 8/01/2028	2,225,000	2,463,844
Commonwealth of Massachusetts, General Obligation Consolidated Loan, ”C“, 5%, 5/01/2029	1,410,000	1,410,480
Commonwealth of Massachusetts, General Obligation Consolidated Loan, ”F“, 5%, 11/01/2042	3,000,000	3,141,465
Commonwealth of Massachusetts, General Obligation, ”B“, 5%, 11/01/2024	4,000,000	4,035,288
Commonwealth of Massachusetts, General Obligation, ”B“, 4%, 5/01/2045	2,000,000	1,960,554
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, ”A“, 5.625%, 7/01/2029	156,003	170,664
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, ”A“, 5.75%, 7/01/2031	343,525	386,982
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, ”A“, 4%, 7/01/2033	143,685	143,128
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, ”A“, 4%, 7/01/2035	282,284	276,753
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, ”A“, 4%, 7/01/2037	110,848	106,967
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, ”A“, 4%, 7/01/2041	150,711	141,730
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, ”A“, 4%, 7/01/2046	516,737	473,812
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, ”A“, 0%, 7/01/2024	23,374	23,142
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, ”A“, 0%, 7/01/2033	184,909	121,312
Framingham, MA, General Obligation Purpose Loan, 5%, 8/01/2041	1,095,000	1,213,192
Framingham, MA, General Obligation Purpose Loan, 5%, 8/01/2042	1,130,000	1,244,534
Lawrence, MA, General Obligation Purpose Loan, 4%, 6/01/2034	1,125,000	1,222,708
Lawrence, MA, General Obligation Purpose Loan, 4%, 6/01/2044	1,665,000	1,666,501
Lawrence, MA, General Obligation Purpose Loan, 3%, 2/01/2049	3,000,000	2,328,976
Nantucket, MA, General Obligation Purpose Loan, ”A“, 4%, 8/15/2039	1,090,000	1,156,210
Nantucket, MA, General Obligation Purpose Loan, ”A“, 4%, 8/15/2040	1,125,000	1,180,974
Nantucket, MA, General Obligation Purpose Loan, ”A“, 4%, 8/15/2041	1,000,000	1,045,577
New Bedford, MA, General Obligation State Qualified Municipal Purpose Loan, 4%, 9/01/2047	4,245,000	4,162,503
Norton, MA, General Obligation Municipal Purpose Loan, 5%, 10/15/2025	350,000	360,147
Pittsfield, MA, General Obligation State Qualified Municipal Purpose Loan, 4%, 12/01/2041	685,000	697,303
Pittsfield, MA, General Obligation State Qualified Municipal Purpose Loan, 4%, 12/01/2042	790,000	801,225
Pittsfield, MA, General Obligation State Qualified Municipal Purpose Loan, 4%, 12/01/2043	730,000	734,953
Provincetown, MA, General Obligation Municipal Purpose Loan, Taxable, 3%, 6/15/2028	755,000	749,930
Quincy, MA, General Obligation, ”B“, 5%, 7/01/2038	675,000	768,566
Quincy, MA, General Obligation, ”B“, 5%, 7/01/2039	740,000	837,442
Quincy, MA, General Obligation, ”B“, 5%, 7/01/2040	785,000	882,723
Quincy, MA, General Obligation, ”B“, 5%, 7/01/2041	620,000	694,207
Quincy, MA, General Obligation, ”B“, 5%, 7/01/2042	600,000	667,409
State of Illinois, General Obligation, 5.5%, 5/01/2039	280,000	308,103
State of Illinois, General Obligation, 5.75%, 5/01/2045	255,000	279,011
State of Illinois, General Obligation, ”C“, 4%, 10/01/2040	630,000	617,449
State of Illinois, General Obligation, ”C“, 4%, 10/01/2041	280,000	271,589
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2048	395,000	397,469
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2052	160,000	159,972
Tisbury, MA, General Obligation, Municipal Purpose Loan, Unlimited Tax, 3%, 8/15/2052	5,000,000	3,909,111
		$45,569,788
General Obligations - Schools – 0.7%
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., ”A“, 4%, 12/01/2047	$1,270,000	$1,134,386
51

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - Schools – continued
Orange County, CA, Anaheim Elementary School District, AGM, 4%, 8/01/2048	$1,285,000	$1,267,142
		$2,401,528
Healthcare Revenue - Hospitals – 18.4%
California Health Facilities Financing Authority Rev. (Cedars-Sinai Health System), ”A“, 5%, 8/15/2051	$2,405,000	$2,599,126
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), ”A“, 4.125%, 7/01/2052	1,960,000	1,832,191
Massachusetts Development Finance Agency Rev. (Atrius Health Issue), ”A“, 4%, 6/01/2049 (Prerefunded 6/01/2029)	1,500,000	1,598,007
Massachusetts Development Finance Agency Rev. (Baystate Medical Center), ”N“, 5%, 7/01/2044	2,000,000	2,002,987
Massachusetts Development Finance Agency Rev. (Beth Israel Lahey Health, Inc.), ”J-2“, 5%, 7/01/2043	2,855,000	2,966,321
Massachusetts Development Finance Agency Rev. (Beth Israel Lahey Health, Inc.), ”J-2“, 5%, 7/01/2048	3,115,000	3,193,614
Massachusetts Development Finance Agency Rev. (Beth Israel Lahey Health, Inc.), ”K“, 5%, 7/01/2036	635,000	688,132
Massachusetts Development Finance Agency Rev. (Beth Israel Lahey Health, Inc.), ”K“, 5%, 7/01/2037	850,000	915,029
Massachusetts Development Finance Agency Rev. (Beth Israel Lahey Health, Inc.), ”K“, 5%, 7/01/2038	700,000	749,704
Massachusetts Development Finance Agency Rev. (Boston Medical Center), ”G“, 5.25%, 7/01/2048	2,000,000	2,163,736
Massachusetts Development Finance Agency Rev. (CareGroup), ”I“, 5%, 7/01/2037	1,000,000	1,027,785
Massachusetts Development Finance Agency Rev. (CareGroup), ”J-2“, 5%, 7/01/2036	1,000,000	1,065,111
Massachusetts Development Finance Agency Rev. (CareGroup), ”J-2“, 5%, 7/01/2037	1,000,000	1,060,500
Massachusetts Development Finance Agency Rev. (Children's Hospital), ”P“, 5%, 10/01/2032 (Prerefunded 10/01/2024)	1,000,000	1,007,095
Massachusetts Development Finance Agency Rev. (Children's Hospital), ”T“, 4%, 3/01/2054	2,500,000	2,412,864
Massachusetts Development Finance Agency Rev. (Children's Hospital), ”T“, 5.25%, 3/01/2054	3,000,000	3,302,449
Massachusetts Development Finance Agency Rev. (Children's Hospital), ”U-2“, 4.5%, 3/01/2048	5,400,000	5,400,000
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), ”N“, 5%, 12/01/2041	1,690,000	1,740,292
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), ”O“, 5%, 12/01/2034	400,000	438,446
Massachusetts Development Finance Agency Rev. (Lahey Health System), ”F“, 5%, 8/15/2030	2,000,000	2,033,269
Massachusetts Development Finance Agency Rev. (Mass General Brigham), ”D“, 5%, 7/01/2054	3,000,000	3,190,836
Massachusetts Development Finance Agency Rev. (Milford Regional Medical Center), ”F“, 5.75%, 7/15/2043	1,000,000	999,960
Massachusetts Development Finance Agency Rev. (Milford Regional Medical Center), ”G“, 5%, 7/15/2046 (n)	1,000,000	967,007
Massachusetts Development Finance Agency Rev. (Partners Healthcare), ”Q“, 5%, 7/01/2041	1,810,000	1,851,851
Massachusetts Development Finance Agency Rev. (Partners Healthcare), ”Q“, 5%, 7/01/2047	1,500,000	1,524,783
Massachusetts Development Finance Agency Rev. (Partners Healthcare), ”S“, 4%, 7/01/2041	1,500,000	1,457,103
Massachusetts Development Finance Agency Rev. (South Shore Hospital), ”I“, 5%, 7/01/2041	2,300,000	2,315,469
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), ”I“, 5%, 7/01/2041	1,850,000	1,873,072
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), ”K“, 5%, 7/01/2038	2,000,000	2,038,742
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), ”L“, 5%, 7/01/2044	1,000,000	1,011,125
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), ”A“, 4%, 7/01/2044	2,080,000	1,842,492
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), ”A“, 5%, 7/01/2044	2,000,000	1,963,701
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), ”C“, AGM, 4%, 10/01/2045	4,075,000	3,936,813
New York Dormitory Authority Rev. (Norwell Health Obligated Group), ”A“, 4.25%, 5/01/2052	2,120,000	2,054,991
		$65,224,603
Healthcare Revenue - Long Term Care – 1.4%
Massachusetts Development Finance Agency First Mortgage Rev. (Berkshire Retirement Community), 5%, 7/01/2031	$1,250,000	$1,262,813
Massachusetts Development Finance Agency Rev. (Adventcare), ”A“, 6.75%, 10/15/2037 (d)	415,361	4,154
Massachusetts Development Finance Agency Rev. (Carleton-Willard Village), 4%, 12/01/2042	485,000	436,712
Massachusetts Development Finance Agency Rev. (Carleton-Willard Village), 5%, 12/01/2042	525,000	531,405
Massachusetts Development Finance Agency Rev. (Loomis Communities), 4%, 1/01/2031 (n)	500,000	503,553
Massachusetts Development Finance Agency Rev. (Loomis Communities), 4%, 1/01/2051	900,000	781,133
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2037 (n)	1,250,000	1,277,723
		$4,797,493
Industrial Revenue - Environmental Services – 0.3%
California Municipal Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), ”A“, 4.25%, 12/01/2044 (Put Date 12/02/2024)	$1,165,000	$1,167,757
Industrial Revenue - Other – 0.1%
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), ”A“, 3.625%, 1/01/2035 (n)	$500,000	$434,254
52

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Miscellaneous Revenue - Other – 2.6%
Director of the State of Nevada, Department of Business & Industry Rev. (Brightline West Passenger Rail Project), ”A“, 4%, 1/01/2050 (Put Date 1/30/2025)	$180,000	$179,412
Massachusetts Development Finance Agency Rev. (Woods Hole Oceanographic Institution), 5%, 6/01/2037	1,000,000	1,063,385
Massachusetts Development Finance Agency Rev. (Woods Hole Oceanographic Institution), 5%, 6/01/2038	1,000,000	1,057,353
Massachusetts Development Finance Agency Rev. (Woods Hole Oceanographic Institution), 5%, 6/01/2043	1,000,000	1,047,475
Massachusetts Port Authority Special Facilities Rev. (BOSFuel Project), ”A“, 5%, 7/01/2038	1,180,000	1,243,104
Massachusetts Port Authority Special Facilities Rev. (BOSFuel Project), ”A“, 5%, 7/01/2039	2,000,000	2,101,217
Matching Fund Special Purpose Securitization Corp., ”A“, 5%, 10/01/2026	140,000	144,110
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), ”1“, 5%, 11/15/2044 (n)	950,000	950,291
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5%, 12/31/2057	1,495,000	1,576,103
		$9,362,450
Multi-Family Housing Revenue – 5.4%
Massachusetts Housing Finance Agency, ”A“, 3.7%, 12/01/2038	$1,000,000	$965,519
Massachusetts Housing Finance Agency, ”A“, 3.8%, 12/01/2043	2,025,000	1,901,330
Massachusetts Housing Finance Agency, ”C“, 5.35%, 12/01/2049	1,035,000	1,035,286
Massachusetts Housing Finance Agency, ”C-1“, 5.1%, 12/01/2048	1,000,000	1,036,570
Massachusetts Housing Finance Agency, ”C-1“, 5.2%, 12/01/2053	1,000,000	1,040,510
Massachusetts Housing Finance Agency, ”C-1“, HUD Section 8, 4.85%, 12/01/2043	1,000,000	1,020,067
Massachusetts Housing Finance Agency, ”C-1“, HUD Section 8, 5.125%, 12/01/2057	3,000,000	3,118,992
Massachusetts Housing Finance Agency, “A-3”, 3.05%, 12/01/2027	3,000,000	2,958,144
Massachusetts Housing Finance Agency, “C-1”, 2.9%, 12/01/2039	1,000,000	837,300
Massachusetts Housing Finance Agency, “C-1”, 3.1%, 12/01/2044	2,000,000	1,593,488
Massachusetts Housing Finance Agency, Multi-Family Housing, ”A“, FHA, 4.75%, 12/01/2030	1,425,000	1,425,852
Massachusetts Housing Finance Agency, Multi-Family Housing, ”A“, FHA, 4.875%, 12/01/2032	1,190,000	1,190,689
National Finance Authority, NH, Municipal Certificates, ”1-A“, 4.375%, 9/20/2036	1,099,140	1,078,173
		$19,201,920
Sales & Excise Tax Revenue – 5.3%
Guam Government Business Privilege Tax Refunding, ”F“, 5%, 1/01/2030	$20,000	$21,421
Guam Government Business Privilege Tax Refunding, ”F“, 5%, 1/01/2031	25,000	26,999
Guam Government Business Privilege Tax Refunding, ”F“, 4%, 1/01/2042	255,000	242,691
Massachusetts Bay Transportation Authority, Sales Tax Rev., ”A“, 5%, 7/01/2024	2,590,000	2,597,758
Massachusetts Bay Transportation Authority, Sales Tax Rev., ”A-1“, 5.25%, 7/01/2029	1,850,000	2,098,457
Massachusetts School Building Authority, Senior Dedicated Sales Tax Rev., ”A“, 5%, 2/15/2044	4,000,000	4,256,244
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 4.55%, 7/01/2040	73,000	73,641
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 4.75%, 7/01/2053	239,000	237,860
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 5%, 7/01/2058	3,806,000	3,817,254
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.329%, 7/01/2040	597,000	597,172
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.329%, 7/01/2040	256,000	256,074
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.536%, 7/01/2053	5,000	4,808
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.784%, 7/01/2058	2,179,000	2,162,678
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2024	4,000	3,962
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2027	117,000	103,505
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2029	22,000	18,019
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2031	1,059,000	799,478
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2033	1,011,000	699,694
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2046	475,000	151,393
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), ”A“, 6.25%, 8/01/2027 (a)(n)	585,000	456,300
Wisconsin Public Finance Authority Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (a)(n)	360,000	280,800
		$18,906,208
Secondary Schools – 2.0%
Collegiate Charter School of Lowell, MA, Rev., 5%, 6/15/2054	$1,000,000	$960,795
District of Columbia Rev. (Rocketship D.C.), ”A“, 5%, 6/01/2056 (n)	290,000	260,990
Lowell, MA, Collegiate Charter School Rev., 5%, 6/15/2039	1,000,000	1,004,892
53

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Secondary Schools – continued
Massachusetts Development Finance Agency Rev. (Dexter Southfield), 5%, 5/01/2030	$500,000	$508,020
Massachusetts Development Finance Agency Rev. (Dexter Southfield), 5%, 5/01/2031	1,015,000	1,031,284
Massachusetts Development Finance Agency Rev. (Foxborough Regional Charter School), ”B“, 5%, 7/01/2037	1,000,000	1,009,396
Massachusetts Development Finance Agency Rev. (Roxbury Latin School), ”A“, 3.5%, 7/01/2044	265,000	243,440
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 5%, 4/15/2033	2,000,000	2,008,898
		$7,027,715
Single Family Housing - State – 3.6%
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), ”C-1“, 4%, 11/15/2047	$490,000	$486,328
Massachusetts Housing Finance Agency, Single Family Housing Rev., ”206“, 3.3%, 6/01/2034	365,000	354,009
Massachusetts Housing Finance Agency, Single Family Housing Rev., ”206“, 3.45%, 12/01/2036	485,000	466,645
Massachusetts Housing Finance Agency, Single Family Housing Rev., ”215“, GNMA, 4%, 12/01/2050	2,145,000	2,126,503
Massachusetts Housing Finance Agency, Single Family Housing Rev., ”220“, GNMA, 1.35%, 12/01/2029	400,000	338,468
Massachusetts Housing Finance Agency, Single Family Housing Rev., ”222“, GNMA, 3%, 6/01/2051	880,000	846,502
Massachusetts Housing Finance Agency, Single Family Housing Rev., ”225“, 5.5%, 12/01/2052	3,925,000	4,131,116
Massachusetts Housing Finance Agency, Single Family Housing Rev., ”230“, 4.3%, 6/01/2025	475,000	476,640
Massachusetts Housing Finance Agency, Single Family Housing Rev., ”230“, 4.35%, 12/01/2025	525,000	528,660
Massachusetts Housing Finance Agency, Single Family Housing Rev., ”230“, 4.45%, 6/01/2026	315,000	318,786
Massachusetts Housing Finance Agency, Single Family Housing Rev., “214”, GNMA, 2.95%, 12/01/2044	1,865,000	1,493,554
Massachusetts Housing Finance Agency, Single Family Housing Rev., Taxable, ”231“, 4.7%, 12/01/2033	500,000	537,852
Massachusetts Housing Finance Agency, Single Family Housing Rev., Taxable, ”231“, 4.75%, 12/01/2034	560,000	603,929
		$12,708,992
Student Loan Revenue – 5.9%
Massachusetts Educational Financing Authority, Education Loan Rev., ”B“, 5%, 7/01/2029	$1,400,000	$1,477,657
Massachusetts Educational Financing Authority, Education Loan Rev., ”B“, 5%, 7/01/2030	1,300,000	1,388,060
Massachusetts Educational Financing Authority, Education Loan Rev., ”B“, 2%, 7/01/2037	2,615,000	2,269,906
Massachusetts Educational Financing Authority, Education Loan Rev., ”J“, 3.5%, 7/01/2033	635,000	609,262
Massachusetts Educational Financing Authority, Education Loan Rev., Issue L, ”B“, 4.25%, 7/01/2044	3,000,000	2,959,995
Massachusetts Educational Financing Authority, Education Loan Rev., Issue M, ”B“, 5%, 7/01/2031	1,000,000	1,077,774
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., ”C“, 4.125%, 7/01/2046	2,250,000	1,989,462
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., ”C“, 3.75%, 7/01/2047	4,000,000	3,283,484
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., ”C“, 3%, 7/01/2051	2,000,000	1,369,840
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., ”C“, 4.125%, 7/01/2052	3,000,000	2,533,085
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 2.65%, 11/01/2038	180,000	158,812
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 4%, 12/01/2041	1,710,000	1,663,694
		$20,781,031
Tax - Other – 1.0%
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2035	$1,670,000	$1,777,993
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2045	255,000	269,267
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2048	710,000	791,188
Guam Government Limited Obligation Rev., ”A“, 5%, 12/01/2036	120,000	122,240
Guam Government Limited Obligation Rev., ”A“, 5%, 12/01/2046	370,000	366,393
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	225,000	219,381
		$3,546,462
Tax Assessment – 0.0%
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 4%, 7/01/2029	$25,000	$24,575
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	32,000	32,706
		$57,281
Tobacco – 0.9%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, ”1“, 4%, 6/01/2048	$1,290,000	$1,197,303
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, ”2“, 5%, 6/01/2055	800,000	756,534
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, ”B-1“, 3.85%, 6/01/2050	1,320,000	1,235,331
		$3,189,168
54

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Toll Roads – 0.3%
Massachusetts Department of Transportation, Metropolitan Highway System Refunding Rev., Subordinated Contract Assistance, 5%, 1/01/2037	$1,000,000	$1,090,569
Transportation - Special Tax – 4.5%
Commonwealth of Massachusetts Transportation Fund Rev. (Rail Enhancement & Accelerated Bridge Programs), ”A“, 5%, 6/01/2036	$2,850,000	$2,966,624
Commonwealth of Massachusetts Transportation Fund Rev. (Rail Enhancement & Accelerated Bridge Programs), ”A“, 5%, 6/01/2042	3,000,000	3,131,327
Commonwealth of Massachusetts Transportation Fund Rev. (Rail Enhancement Program), ”B“, 5%, 6/01/2049	3,000,000	3,258,125
Massachusetts Bay Transportation Authority, Sales Tax Rev., ”A-1“, 4.4%, 3/01/2030	6,435,000	6,435,000
		$15,791,076
Universities - Colleges – 18.5%
Connecticut Health & Educational Facilities Authority Rev. (Connecticut College Issue), ”M“, 3%, 7/01/2047	$2,830,000	$2,126,506
Massachusetts Development Finance Agency Refunding Rev. (Brandeis University), ”S-1“, 5%, 10/01/2038	3,015,000	3,272,780
Massachusetts Development Finance Agency Refunding Rev. (Brandeis University), ”S-1“, 5%, 10/01/2040	2,665,000	2,867,412
Massachusetts Development Finance Agency Refunding Rev. (Olin College) ”F“, 5%, 11/01/2040	850,000	947,138
Massachusetts Development Finance Agency Refunding Rev. (Olin College) ”F“, 5%, 11/01/2042	950,000	1,046,206
Massachusetts Development Finance Agency Refunding Rev. (Olin College) ”F“, 4.125%, 11/01/2043	1,250,000	1,251,361
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2035	970,000	1,016,620
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2036	850,000	873,986
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2037	625,000	646,137
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2038	340,000	349,876
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 4%, 7/01/2039	3,055,000	2,864,412
Massachusetts Development Finance Agency Rev. (Bentley University), 5%, 7/01/2040	1,500,000	1,543,339
Massachusetts Development Finance Agency Rev. (Brandeis University), ”R“, 5%, 10/01/2038	835,000	895,030
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2043	725,000	734,675
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2048	2,845,000	2,861,872
Massachusetts Development Finance Agency Rev. (Emerson College), ”A“, 5.25%, 1/01/2042	2,000,000	2,041,112
Massachusetts Development Finance Agency Rev. (Emmanuel College), ”A“, 5%, 10/01/2043	2,000,000	2,015,099
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 4%, 10/01/2046	1,375,000	1,207,038
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2045	250,000	209,687
Massachusetts Development Finance Agency Rev. (Merrimack College), 5%, 7/01/2047	1,000,000	1,009,438
Massachusetts Development Finance Agency Rev. (Merrimack College), 5%, 7/01/2052	2,300,000	2,340,336
Massachusetts Development Finance Agency Rev. (Merrimack College), ”B“, 4%, 7/01/2042	475,000	444,835
Massachusetts Development Finance Agency Rev. (Merrimack College), ”B“, 4%, 7/01/2050	1,825,000	1,619,919
Massachusetts Development Finance Agency Rev. (Northeastern University), 5%, 10/01/2044	2,000,000	2,209,825
Massachusetts Development Finance Agency Rev. (Simmons University), ”H“, SYNCORA, 5.25%, 10/01/2026	1,420,000	1,449,506
Massachusetts Development Finance Agency Rev. (Simmons University), ”L“, 5%, 10/01/2035	2,000,000	2,081,125
Massachusetts Development Finance Agency Rev. (Simmons University), ”M“, 5%, 10/01/2045	725,000	728,953
Massachusetts Development Finance Agency Rev. (Springfield College), ”A“, 4%, 6/01/2056	3,000,000	2,498,479
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2046	1,000,000	883,495
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2051	1,385,000	1,182,257
Massachusetts Development Finance Agency Rev. (Wentworth Institute of Technology), 5%, 10/01/2046	2,000,000	2,011,064
Massachusetts Development Finance Agency Rev. (Western New England University), 5%, 9/01/2031	1,110,000	1,124,550
Massachusetts Development Finance Agency Rev. (Western New England University), AGM, 5%, 9/01/2038	2,550,000	2,695,878
Massachusetts Development Finance Agency Rev. (Worcester Polytechnic Institute), 5%, 9/01/2039	950,000	1,024,545
Massachusetts Development Finance Agency Rev. (Worcester Polytechnic Institute), 5%, 9/01/2047	1,395,000	1,437,975
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 6/01/2027	1,735,000	1,874,353
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), ”I-1“, 5.2%, 1/01/2028	1,000,000	1,095,701
Massachusetts Health & Educational Facilities Authority Rev. (University of Massachusetts), ”A“, 2.45%, 11/01/2030 (Put Date 4/01/2026)	3,500,000	3,434,902
Massachusetts Health & Educational Facilities Authority Rev. (Williams College), ”I“, 0.7%, 7/01/2033 (Put Date 7/01/2025)	2,400,000	2,281,999
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NPFG, 5%, 7/01/2033	265,000	260,669
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	75,000	75,062
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	90,000	90,178
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	470,000	473,455
55

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
University of Massachusetts Building Authority Project Senior Rev., ”1“, 5%, 11/01/2040	$2,500,000	$2,537,371
		$65,636,156
Utilities - Municipal Owned – 0.5%
Guam Power Authority Rev., ”A“, AGM, 5%, 10/01/2039	$200,000	$201,061
Guam Power Authority Rev., ”A“, AGM, 5%, 10/01/2044	235,000	235,818
Puerto Rico Electric Power Authority Refunding Rev., ”DDD“, 5%, 7/01/2020 (a)(d)	35,000	9,188
Puerto Rico Electric Power Authority Refunding Rev., ”DDD“, 5%, 7/01/2021 (a)(d)	315,000	82,687
Puerto Rico Electric Power Authority Refunding Rev., ”DDD“, 5%, 7/01/2022 (a)(d)	510,000	133,875
Puerto Rico Electric Power Authority Rev., ”A“, 5%, 7/01/2029 (a)(d)	800,000	210,000
Puerto Rico Electric Power Authority Rev., ”A“, 5%, 7/01/2042 (a)(d)	125,000	32,812
Puerto Rico Electric Power Authority Rev., ”AAA“, 5.25%, 7/01/2021 (a)(d)	65,000	17,063
Puerto Rico Electric Power Authority Rev., ”AAA“, 5.25%, 7/01/2030 (a)(d)	30,000	7,875
Puerto Rico Electric Power Authority Rev., ”CCC“, 5.25%, 7/01/2027 (a)(d)	300,000	78,750
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2021 (a)(d)	150,000	39,375
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2023 (a)(d)	135,000	35,437
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2027 (a)(d)	25,000	6,563
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2037 (a)(d)	415,000	108,937
Puerto Rico Electric Power Authority Rev., ”VV“, NPFG, 5.25%, 7/01/2029	385,000	380,285
Puerto Rico Electric Power Authority Rev., ”VV“, NPFG, 5.25%, 7/01/2034	35,000	34,615
Puerto Rico Electric Power Authority Rev., ”WW“, 5.375%, 7/01/2022 (a)(d)	30,000	7,875
Puerto Rico Electric Power Authority Rev., ”WW“, 5.25%, 7/01/2025 (a)(d)	65,000	17,063
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5%, 7/01/2018 (a)(d)	195,000	51,187
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2023 (a)(d)	220,000	57,750
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2024 (a)(d)	75,000	19,688
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2026 (a)(d)	230,000	60,375
Puerto Rico Electric Power Authority Rev., Taxable, ”EEE“, 6.05%, 7/01/2032 (a)(d)	190,000	49,875
		$1,878,154
Utilities - Other – 3.9%
California Community Choice Financing Authority, Clean Energy Project Rev., ”C“, 5.25%, 1/01/2054 (Put Date 10/01/2031)	$2,250,000	$2,370,975
Patriots Energy Group Financing Agency, SC, Gas Supply Rev., ”B-1“, 5.25%, 2/01/2054 (Put Date 3/01/2031)	1,200,000	1,300,268
Southeast Alabama Energy Authority Commodity Supply Rev. (Project No. 5), ”A“, 5.25%, 1/01/2054 (Put Date 7/01/2029)	2,065,000	2,192,867
Southeast Alabama Energy, Cooperative District Energy Supply Rev., ”A-1“, 5.5%, 11/01/2053 (Put Date 1/01/2031)	2,720,000	2,945,551
Tennergy Corp., TN, Gas Supply Rev., ”A“, 5.5%, 10/01/2053 (Put Date 12/01/2030)	1,270,000	1,357,132
Tennessee Energy Acquisition Corp., Gas Project Rev., ”A“, 5.25%, 9/01/2026	1,610,000	1,645,825
Tennessee Energy Acquisition Corp., Gas Project Rev., ”A-1“, 5%, 5/01/2053 (Put Date 5/01/2028)	2,020,000	2,085,595
		$13,898,213
Water & Sewer Utility Revenue – 1.8%
Guam Waterworks Authority Rev. (Water and Wastewater System), ”A“, 5%, 1/01/2050	$455,000	$474,703
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/01/2027	1,280,000	1,385,079
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/01/2033	2,000,000	2,463,273
Massachusetts Water Pollution Abatement Trust (MWRA Program), ”A“, 5%, 8/01/2032	75,000	75,063
Massachusetts Water Resources Authority, General Rev., ”B“, 5%, 8/01/2042	430,000	487,018
Massachusetts Water Resources Authority, General Rev., ”B“, 5%, 8/01/2043	750,000	844,195
Massachusetts Water Resources Authority, General Rev., ”B“, AGM, 5.25%, 8/01/2029	595,000	675,959
		$6,405,290
Total Municipal Bonds (Identified Cost, $347,910,402)		$339,117,467
Bonds – 0.3%
Consumer Services – 0.3%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$581,000	$548,861
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	1,091,046	340,952
Total Bonds (Identified Cost, $981,357)		$889,813
56

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $382,825)	$636,896	$368,126
Investment Companies (h) – 2.6%
Money Market Funds – 2.6%
MFS Institutional Money Market Portfolio, 5.38% (v) (Identified Cost, $9,317,290)	9,317,135	$9,318,999
Other Assets, Less Liabilities – 1.3%		4,527,447
Net Assets – 100.0%		$354,221,852
Portfolio Footnotes:
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of each fund’s investments in affiliated issuers and in unaffiliated issuers were as follows:
	Affiliated Issuers	Unaffiliated Issuers
Alabama Fund	$873,869	$66,771,934
Arkansas Fund	1,958,395	145,827,780
California Fund	6,019,447	571,375,203
Georgia Fund	1,809,049	106,101,371
Maryland Fund	3,006,145	114,815,592
Massachusetts Fund	9,318,999	340,375,406
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities and percentage of net assets for each fund is as follows:
	Value	Percent of net assets
Alabama Fund	$1,063,706	1.6%
Arkansas Fund	1,802,489	1.2%
California Fund	62,766,297	10.7%
Georgia Fund	2,153,513	2.0%
Maryland Fund	2,395,858	2.0%
Massachusetts Fund	6,020,731	1.7%
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The following fund(s) holds the following restricted securities:
Alabama Fund
Restricted Securities	Acquisition Date	Cost	Value
Muscle Shoals, Sheffield, and Tuscumbia, AL, Solid Waste Disposal Authority Rev. (Cherokee Industrial Landfill Project), ”A“, 6%, 5/01/2040	6/10/2020	$311,217	$321,983
% of Net assets			0.5%
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
BHAC	Berkshire Hathaway Assurance Corp.
COP	Certificate of Participation
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
GNMA	Government National Mortgage Assn.
NPFG	National Public Finance Guarantee Corp.
57

Portfolio of Investments – continued
SYNCORA	Syncora Guarantee Inc.
See Notes to Financial Statements
58

Financial Statements
Statements of Assets and Liabilities
At 3/31/24
These statements represent each fund's balance sheet, which details the assets and liabilities comprising the total value of each fund.
	Alabama Fund	Arkansas Fund	California Fund
Assets
Investments in unaffiliated issuers, at value (identified cost, $68,689,776, $150,925,818, and $575,525,601, respectively)	$66,771,934	$145,827,780	$571,375,203
Investments in affiliated issuers, at value (identified cost, $873,711, $1,958,005, and $6,018,199, respectively)	873,869	1,958,395	6,019,447
Receivables for
Investments sold	—	2,415,351	2,813,032
Fund shares sold	4,099	204,709	1,991,178
Interest	743,542	1,756,361	6,553,298
Receivable from investment adviser	9,924	9,468	—
Other assets	347	578	1,669
Total assets	$68,403,715	$152,172,642	$588,753,827
Liabilities
Payables for
Distributions	$23,408	$20,470	$126,370
Fund shares reacquired	36,069	138,883	726,675
When-issued investments purchased	978,735	5,398,705	—
Payable to affiliates
Investment adviser	—	—	34,962
Administrative services fee	272	426	1,282
Shareholder servicing costs	12,746	27,796	100,526
Distribution and service fees	1,597	1,654	6,542
Payable for independent Trustees' compensation	26	34	3,529
Payable for audit and tax fees	58,346	58,346	58,346
Accrued expenses and other liabilities	18,067	25,249	56,603
Total liabilities	$1,129,266	$5,671,563	$1,114,835
Net assets	$67,274,449	$146,501,079	$587,638,992
Net assets consist of
Paid-in capital	$74,514,006	$160,522,839	$620,287,886
Total distributable earnings (loss)	(7,239,557)	(14,021,760)	(32,648,894)
Net assets	$67,274,449	$146,501,079	$587,638,992
59

Statements of Assets and Liabilities – continued
	Alabama Fund	Arkansas Fund	California Fund
Net assets
Class A	$46,629,936	$120,174,107	$370,354,018
Class B	54,186	136,447	226,144
Class C	—	—	10,808,188
Class I	17,204,144	20,175,378	133,604,488
Class R6	3,386,183	6,015,147	72,646,154
Total net assets	$67,274,449	$146,501,079	$587,638,992
Shares of beneficial interest outstanding
Class A	4,932,658	13,218,912	66,339,966
Class B	5,729	14,995	40,492
Class C	—	—	1,929,796
Class I	1,909,629	2,235,495	14,703,031
Class R6	375,843	666,587	7,999,625
Total shares of beneficial interest outstanding	7,223,859	16,135,989	91,012,910
Class A shares
Net asset value per share (net assets / shares of beneficial interest outstanding)	$9.45	$9.09	$5.58
Offering price per share (100 / 95.75 x net asset value per share)	$9.87	$9.49	$5.83
Class B shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$9.46	$9.10	$5.58
Class C shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$—	$—	$5.60
Class I shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$9.01	$9.03	$9.09
Class R6 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$9.01	$9.02	$9.08
On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.
See Notes to Financial Statements
60

Statements of Assets and Liabilities – continued
At 3/31/24	Georgia Fund	Maryland Fund	Massachusetts Fund
Assets
Investments in unaffiliated issuers, at value (identified cost, $108,156,301, $117,081,936, and $349,274,584, respectively)	$106,101,371	$114,815,592	$340,375,406
Investments in affiliated issuers, at value (identified cost, $1,808,690, $3,005,530, and $9,317,290, respectively)	1,809,049	3,006,145	9,318,999
Cash	—	—	1,667
Receivables for
Investments sold	—	55,000	—
Fund shares sold	370,308	830,439	844,527
Interest	1,251,022	1,409,906	4,269,335
Receivable from investment adviser	4,007	13,493	2,072
Other assets	445	1,268	1,073
Total assets	$109,536,202	$120,131,843	$354,813,079
Liabilities
Payables for
Distributions	$18,317	$36,658	$107,666
Fund shares reacquired	104,099	149,732	301,783
When-issued investments purchased	2,052,540	—	—
Payable to affiliates
Administrative services fee	350	374	829
Shareholder servicing costs	13,665	23,150	73,036
Distribution and service fees	2,640	2,448	6,323
Payable for independent Trustees' compensation	26	2,137	2,156
Payable for audit and tax fees	58,346	58,346	58,346
Accrued expenses and other liabilities	22,380	23,132	41,088
Total liabilities	$2,272,363	$295,977	$591,227
Net assets	$107,263,839	$119,835,866	$354,221,852
Net assets consist of
Paid-in capital	$116,536,240	$128,804,293	$385,380,999
Total distributable earnings (loss)	(9,272,401)	(8,968,427)	(31,159,147)
Net assets	$107,263,839	$119,835,866	$354,221,852
61

Statements of Assets and Liabilities – continued
	Georgia Fund	Maryland Fund	Massachusetts Fund
Net assets
Class A	$77,276,671	$72,143,747	$184,764,956
Class B	52,106	185,837	152,206
Class I	14,744,315	36,000,375	158,704,430
Class R6	15,190,747	11,505,907	10,600,260
Total net assets	$107,263,839	$119,835,866	$354,221,852
Shares of beneficial interest outstanding
Class A	7,678,353	7,195,755	18,096,054
Class B	5,158	18,545	14,882
Class I	1,615,708	3,980,705	17,758,844
Class R6	1,663,706	1,271,899	1,185,391
Total shares of beneficial interest outstanding	10,962,925	12,466,904	37,055,171
Class A shares
Net asset value per share (net assets / shares of beneficial interest outstanding)	$10.06	$10.03	$10.21
Offering price per share (100 / 95.75 x net asset value per share)	$10.51	$10.48	$10.66
Class B shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$10.10	$10.02	$10.23
Class I shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$9.13	$9.04	$8.94
Class R6 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$9.13	$9.05	$8.94
On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class B shares.
See Notes to Financial Statements
62

Financial Statements
Statements of Operations
Year ended 3/31/24
These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund’s operations.
	Alabama Fund	Arkansas Fund	California Fund
Net investment income (loss)
Interest	$2,484,409	$5,271,580	$20,565,947
Dividends from affiliated issuers	80,126	107,849	561,998
Other	41	67	155
Total investment income	$2,564,576	$5,379,496	$21,128,100
Expenses
Management fee	$299,940	$653,344	$2,350,347
Distribution and service fees	113,436	304,988	918,173
Shareholder servicing costs	48,906	106,921	334,227
Administrative services fee	19,872	31,081	84,883
Independent Trustees' compensation	3,333	4,630	11,186
Custodian fee	15,937	25,036	68,658
Shareholder communications	8,064	10,036	17,420
Audit and tax fees	67,566	67,568	67,580
Legal fees	9,072	13,904	48,072
Registration fees	58,751	63,207	85,893
Miscellaneous	28,310	29,619	38,527
Total expenses	$673,187	$1,310,334	$4,024,966
Fees paid indirectly	(52)	(115)	(505)
Reduction of expenses by investment adviser and distributor	(129,109)	(321,203)	(551,409)
Net expenses	$544,026	$989,016	$3,473,052
Net investment income (loss)	$2,020,550	$4,390,480	$17,655,048
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(767,590)	$(706,632)	$(2,995,343)
Affiliated issuers	(614)	(1,313)	(6,382)
Net realized gain (loss)	$(768,204)	$(707,945)	$(3,001,725)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$869,980	$216,115	$10,568,422
Affiliated issuers	(123)	97	(400)
Net unrealized gain (loss)	$869,857	$216,212	$10,568,022
Net realized and unrealized gain (loss)	$101,653	$(491,733)	$7,566,297
Change in net assets from operations	$2,122,203	$3,898,747	$25,221,345
See Notes to Financial Statements
63

Statements of Operations – continued
Year ended 3/31/24	Georgia Fund	Maryland Fund	Massachusetts Fund
Net investment income (loss)
Interest	$3,723,182	$4,620,628	$13,658,559
Dividends from affiliated issuers	94,520	119,673	318,909
Other	—	62	142
Total investment income	$3,817,702	$4,740,363	$13,977,610
Expenses
Management fee	$466,758	$544,514	$1,671,963
Distribution and service fees	195,224	204,475	539,019
Shareholder servicing costs	53,003	89,951	289,812
Administrative services fee	25,162	27,633	63,412
Independent Trustees' compensation	3,950	4,542	8,763
Custodian fee	22,441	26,984	47,917
Shareholder communications	9,465	9,634	14,064
Audit and tax fees	67,567	67,568	67,578
Legal fees	10,742	18,177	45,707
Registration fees	59,880	64,254	62,256
Miscellaneous	29,364	28,450	33,658
Total expenses	$943,556	$1,086,182	$2,844,149
Fees paid indirectly	(62)	(205)	(286)
Reduction of expenses by investment adviser and distributor	(81,846)	(186,188)	(195,754)
Net expenses	$861,648	$899,789	$2,648,109
Net investment income (loss)	$2,956,054	$3,840,574	$11,329,501
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(533,664)	$(1,146,934)	$(4,385,240)
Affiliated issuers	(1,131)	536	(3,742)
Net realized gain (loss)	$(534,795)	$(1,146,398)	$(4,388,982)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$999,948	$313,649	$2,438,227
Affiliated issuers	(47)	67	774
Net unrealized gain (loss)	$999,901	$313,716	$2,439,001
Net realized and unrealized gain (loss)	$465,106	$(832,682)	$(1,949,981)
Change in net assets from operations	$3,421,160	$3,007,892	$9,379,520
See Notes to Financial Statements
64

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
Year ended 3/31/24	Alabama Fund	Arkansas Fund	California Fund
Change in net assets
From operations
Net investment income (loss)	$2,020,550	$4,390,480	$17,655,048
Net realized gain (loss)	(768,204)	(707,945)	(3,001,725)
Net unrealized gain (loss)	869,857	216,212	10,568,022
Change in net assets from operations	$2,122,203	$3,898,747	$25,221,345
Total distributions to shareholders	$(2,062,899)	$(4,467,612)	$(18,372,917)
Change in net assets from fund share transactions	$(2,477,568)	$(1,217,342)	$85,698,568
Total change in net assets	$(2,418,264)	$(1,786,207)	$92,546,996
Net assets
At beginning of period	69,692,713	148,287,286	495,091,996
At end of period	$67,274,449	$146,501,079	$587,638,992
Year ended 3/31/24	Georgia Fund	Maryland Fund	Massachusetts Fund
Change in net assets
From operations
Net investment income (loss)	$2,956,054	$3,840,574	$11,329,501
Net realized gain (loss)	(534,795)	(1,146,398)	(4,388,982)
Net unrealized gain (loss)	999,901	313,716	2,439,001
Change in net assets from operations	$3,421,160	$3,007,892	$9,379,520
Total distributions to shareholders	$(3,038,662)	$(3,942,683)	$(11,611,381)
Change in net assets from fund share transactions	$1,754,087	$(8,134,735)	$(49,746,133)
Total change in net assets	$2,136,585	$(9,069,526)	$(51,977,994)
Net assets
At beginning of period	105,127,254	128,905,392	406,199,846
At end of period	$107,263,839	$119,835,866	$354,221,852
See Notes to Financial Statements
65

Statements of Changes in Net Assets – continued
Year ended 3/31/23	Alabama Fund	Arkansas Fund	California Fund
Change in net assets
From operations
Net investment income (loss)	$1,900,283	$4,066,652	$15,087,890
Net realized gain (loss)	(3,251,665)	(2,958,247)	(17,308,102)
Net unrealized gain (loss)	(1,588,812)	(4,537,002)	(15,378,465)
Change in net assets from operations	$(2,940,194)	$(3,428,597)	$(17,598,677)
Total distributions to shareholders	$(1,949,555)	$(4,258,041)	$(15,555,001)
Change in net assets from fund share transactions	$(23,021,418)	$(14,864,563)	$(58,558,889)
Total change in net assets	$(27,911,167)	$(22,551,201)	$(91,712,567)
Net assets
At beginning of period	97,603,880	170,838,487	586,804,563
At end of period	$69,692,713	$148,287,286	$495,091,996
Year ended 3/31/23	Georgia Fund	Maryland Fund	Massachusetts Fund
Change in net assets
From operations
Net investment income (loss)	$2,669,959	$3,086,315	$10,273,856
Net realized gain (loss)	(4,548,239)	(3,054,181)	(9,629,585)
Net unrealized gain (loss)	(1,275,352)	(1,132,077)	(8,711,265)
Change in net assets from operations	$(3,153,632)	$(1,099,943)	$(8,066,994)
Total distributions to shareholders	$(2,729,363)	$(3,232,520)	$(11,284,840)
Change in net assets from fund share transactions	$(23,998,632)	$15,517,451	$18,426,365
Total change in net assets	$(29,881,627)	$11,184,988	$(925,469)
Net assets
At beginning of period	135,008,881	117,720,404	407,125,315
At end of period	$105,127,254	$128,905,392	$406,199,846
See Notes to Financial Statements
66

Financial Statements
Financial Highlights
MFS ALABAMA MUNICIPAL BOND FUND
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Year ended
Class A	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$9.41	$9.89	$10.46	$10.18	$10.15
Income (loss) from investment operations
Net investment income (loss) (d)	$0.27	$0.22	$0.16	$0.22	$0.27
Net realized and unrealized gain (loss)	0.05	(0.47)	(0.57)	0.28	0.02
Total from investment operations	$0.32	$(0.25)	$(0.41)	$0.50	$0.29
Less distributions declared to shareholders
From net investment income	$(0.28)	$(0.23)	$(0.16)	$(0.22)	$(0.26)
Net asset value, end of period (x)	$9.45	$9.41	$9.89	$10.46	$10.18
Total return (%) (r)(s)(t)(x)	3.50	(2.52)	(4.00)	4.91	2.89
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.09	1.05	0.99	1.01	1.04
Expenses after expense reductions (f)	0.90	0.90	0.90	0.90	0.90
Net investment income (loss)	2.95	2.33	1.52	2.07	2.56
Portfolio turnover	24	30	10	25	30
Net assets at end of period (000 omitted)	$46,630	$46,256	$62,260	$61,257	$53,321
	Year ended
Class B	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$9.41	$9.90	$10.47	$10.18	$10.15
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20	$0.15	$0.08	$0.15	$0.19
Net realized and unrealized gain (loss)	0.06	(0.48)	(0.57)	0.28	0.03
Total from investment operations	$0.26	$(0.33)	$(0.49)	$0.43	$0.22
Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.16)	$(0.08)	$(0.14)	$(0.19)
Net asset value, end of period (x)	$9.46	$9.41	$9.90	$10.47	$10.18
Total return (%) (r)(s)(t)(x)	2.84	(3.35)	(4.71)	4.24	2.13
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.85	1.80	1.74	1.77	1.80
Expenses after expense reductions (f)	1.65	1.65	1.65	1.65	1.65
Net investment income (loss)	2.20	1.60	0.77	1.44	1.86
Portfolio turnover	24	30	10	25	30
Net assets at end of period (000 omitted)	$54	$59	$61	$64	$176
See Notes to Financial Statements
67

Financial Highlights − continued
MFS ALABAMA MUNICIPAL BOND FUND − continued
	Year ended
Class I	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$8.97	$9.43	$9.97	$9.70	$9.67
Income (loss) from investment operations
Net investment income (loss) (d)	$0.28	$0.23	$0.18	$0.23	$0.27
Net realized and unrealized gain (loss)	0.05	(0.45)	(0.54)	0.27	0.04
Total from investment operations	$0.33	$(0.22)	$(0.36)	$0.50	$0.31
Less distributions declared to shareholders
From net investment income	$(0.29)	$(0.24)	$(0.18)	$(0.23)	$(0.28)
Net asset value, end of period (x)	$9.01	$8.97	$9.43	$9.97	$9.70
Total return (%) (r)(s)(t)(x)	3.78	(2.31)	(3.73)	5.21	3.15
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.84	0.80	0.74	0.76	0.79
Expenses after expense reductions (f)	0.65	0.65	0.65	0.65	0.65
Net investment income (loss)	3.20	2.57	1.77	2.31	2.77
Portfolio turnover	24	30	10	25	30
Net assets at end of period (000 omitted)	$17,204	$20,064	$30,262	$29,971	$22,796
	Year ended
Class R6	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$8.97	$9.43	$9.97	$9.70	$9.67
Income (loss) from investment operations
Net investment income (loss) (d)	$0.29	$0.24	$0.18	$0.23	$0.28
Net realized and unrealized gain (loss)	0.04	(0.46)	(0.54)	0.28	0.03
Total from investment operations	$0.33	$(0.22)	$(0.36)	$0.51	$0.31
Less distributions declared to shareholders
From net investment income	$(0.29)	$(0.24)	$(0.18)	$(0.24)	$(0.28)
Net asset value, end of period (x)	$9.01	$8.97	$9.43	$9.97	$9.70
Total return (%) (r)(s)(t)(x)	3.85	(2.24)	(3.66)	5.28	3.23
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.77	0.73	0.67	0.69	0.71
Expenses after expense reductions (f)	0.58	0.58	0.58	0.58	0.57
Net investment income (loss)	3.27	2.63	1.83	2.35	2.85
Portfolio turnover	24	30	10	25	30
Net assets at end of period (000 omitted)	$3,386	$3,314	$5,020	$3,867	$2,100
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
68

Financial Highlights − continued
MFS ARKANSAS MUNICIPAL BOND FUND
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Year ended
Class A	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$9.12	$9.54	$10.07	$9.75	$9.80
Income (loss) from investment operations
Net investment income (loss) (d)	$0.27	$0.24	$0.22	$0.25	$0.27
Net realized and unrealized gain (loss)	(0.03)	(0.41)	(0.54)	0.32	(0.05)
Total from investment operations	$0.24	$(0.17)	$(0.32)	$0.57	$0.22
Less distributions declared to shareholders
From net investment income	$(0.27)	$(0.25)	$(0.21)	$(0.25)	$(0.27)
Net asset value, end of period (x)	$9.09	$9.12	$9.54	$10.07	$9.75
Total return (%) (r)(s)(t)(x)	2.77	(1.73)	(3.22)	5.85	2.27
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.95	0.93	0.91	0.91	0.92
Expenses after expense reductions (f)	0.70	0.70	0.71	0.75	0.76
Net investment income (loss)	3.01	2.63	2.15	2.47	2.77
Portfolio turnover	16	26	17	22	20
Net assets at end of period (000 omitted)	$120,174	$124,509	$128,341	$133,754	$123,979
	Year ended
Class B	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$9.13	$9.55	$10.08	$9.76	$9.81
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20	$0.17	$0.14	$0.18	$0.20
Net realized and unrealized gain (loss)	(0.02)	(0.41)	(0.53)	0.31	(0.05)
Total from investment operations	$0.18	$(0.24)	$(0.39)	$0.49	$0.15
Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.18)	$(0.14)	$(0.17)	$(0.20)
Net asset value, end of period (x)	$9.10	$9.13	$9.55	$10.08	$9.76
Total return (%) (r)(s)(t)(x)	2.01	(2.46)	(3.94)	5.07	1.51
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.70	1.68	1.66	1.66	1.67
Expenses after expense reductions (f)	1.45	1.45	1.46	1.50	1.51
Net investment income (loss)	2.26	1.87	1.41	1.79	2.03
Portfolio turnover	16	26	17	22	20
Net assets at end of period (000 omitted)	$136	$295	$480	$610	$1,587
See Notes to Financial Statements
69

Financial Highlights − continued
MFS ARKANSAS MUNICIPAL BOND FUND − continued
	Year ended
Class I	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$9.05	$9.47	$9.99	$9.68	$9.73
Income (loss) from investment operations
Net investment income (loss) (d)	$0.28	$0.24	$0.22	$0.25	$0.28
Net realized and unrealized gain (loss)	(0.02)	(0.40)	(0.52)	0.31	(0.05)
Total from investment operations	$0.26	$(0.16)	$(0.30)	$0.56	$0.23
Less distributions declared to shareholders
From net investment income	$(0.28)	$(0.26)	$(0.22)	$(0.25)	$(0.28)
Net asset value, end of period (x)	$9.03	$9.05	$9.47	$9.99	$9.68
Total return (%) (r)(s)(t)(x)	2.98	(1.67)	(3.07)	5.88	2.36
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.70	0.68	0.66	0.66	0.67
Expenses after expense reductions (f)	0.60	0.60	0.61	0.65	0.66
Net investment income (loss)	3.10	2.68	2.25	2.56	2.86
Portfolio turnover	16	26	17	22	20
Net assets at end of period (000 omitted)	$20,175	$18,194	$36,162	$34,603	$29,078
	Year ended
Class R6	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$9.05	$9.47	$9.99	$9.68	$9.73
Income (loss) from investment operations
Net investment income (loss) (d)	$0.28	$0.25	$0.23	$0.26	$0.29
Net realized and unrealized gain (loss)	(0.02)	(0.41)	(0.52)	0.31	(0.05)
Total from investment operations	$0.26	$(0.16)	$(0.29)	$0.57	$0.24
Less distributions declared to shareholders
From net investment income	$(0.29)	$(0.26)	$(0.23)	$(0.26)	$(0.29)
Net asset value, end of period (x)	$9.02	$9.05	$9.47	$9.99	$9.68
Total return (%) (r)(s)(t)(x)	2.94	(1.60)	(3.00)	5.95	2.44
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.62	0.61	0.58	0.58	0.59
Expenses after expense reductions (f)	0.53	0.53	0.54	0.57	0.58
Net investment income (loss)	3.18	2.79	2.31	2.58	2.92
Portfolio turnover	16	26	17	22	20
Net assets at end of period (000 omitted)	$6,015	$5,290	$5,856	$3,971	$1,538
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
70

Financial Highlights − continued
MFS CALIFORNIA MUNICIPAL BOND FUND
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Year ended
Class A	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$5.53	$5.87	$6.24	$5.97	$6.04
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18	$0.17	$0.14	$0.15	$0.18
Net realized and unrealized gain (loss)	0.06	(0.34)	(0.37)	0.28	(0.07)
Total from investment operations	$0.24	$(0.17)	$(0.23)	$0.43	$0.11
Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.17)	$(0.14)	$(0.16)	$(0.18)
Net asset value, end of period (x)	$5.58	$5.53	$5.87	$6.24	$5.97
Total return (%) (r)(s)(t)(x)	4.49	(2.83)	(3.82)	7.24	1.76
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.85	0.86	0.84	0.84	0.86
Expenses after expense reductions (f)	0.69	0.70	0.68	0.68	0.70
Net investment income (loss)	3.36	3.00	2.22	2.50	2.94
Portfolio turnover	23	36	25	31	22
Net assets at end of period (000 omitted)	$370,354	$303,141	$362,465	$396,643	$374,941
	Year ended
Class B	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$5.53	$5.87	$6.24	$5.97	$6.04
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.12	$0.09	$0.11	$0.14
Net realized and unrealized gain (loss)	0.06	(0.33)	(0.37)	0.27	(0.08)
Total from investment operations	$0.20	$(0.21)	$(0.28)	$0.38	$0.06
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.13)	$(0.09)	$(0.11)	$(0.13)
Net asset value, end of period (x)	$5.58	$5.53	$5.87	$6.24	$5.97
Total return (%) (r)(s)(t)(x)	3.72	(3.55)	(4.54)	6.45	1.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.61	1.61	1.59	1.59	1.61
Expenses after expense reductions (f)	1.44	1.45	1.43	1.43	1.45
Net investment income (loss)	2.61	2.23	1.48	1.78	2.22
Portfolio turnover	23	36	25	31	22
Net assets at end of period (000 omitted)	$226	$247	$451	$627	$1,033
See Notes to Financial Statements
71

Financial Highlights − continued
MFS CALIFORNIA MUNICIPAL BOND FUND − continued
	Year ended
Class C	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$5.55	$5.88	$6.26	$5.99	$6.06
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.12	$0.08	$0.10	$0.13
Net realized and unrealized gain (loss)	0.06	(0.33)	(0.38)	0.27	(0.08)
Total from investment operations	$0.19	$(0.21)	$(0.30)	$0.37	$0.05
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.12)	$(0.08)	$(0.10)	$(0.12)
Net asset value, end of period (x)	$5.60	$5.55	$5.88	$6.26	$5.99
Total return (%) (r)(s)(t)(x)	3.56	(3.51)	(4.83)	6.27	0.85
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.61	1.61	1.59	1.59	1.61
Expenses after expense reductions (f)	1.59	1.60	1.58	1.58	1.60
Net investment income (loss)	2.45	2.08	1.33	1.62	2.05
Portfolio turnover	23	36	25	31	22
Net assets at end of period (000 omitted)	$10,808	$11,377	$16,767	$21,410	$25,552
	Year ended
Class I	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$9.00	$9.55	$10.16	$9.71	$9.83
Income (loss) from investment operations
Net investment income (loss) (d)	$0.31	$0.28	$0.24	$0.26	$0.31
Net realized and unrealized gain (loss)	0.10	(0.54)	(0.61)	0.46	(0.13)
Total from investment operations	$0.41	$(0.26)	$(0.37)	$0.72	$0.18
Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.29)	$(0.24)	$(0.27)	$(0.30)
Net asset value, end of period (x)	$9.09	$9.00	$9.55	$10.16	$9.71
Total return (%) (r)(s)(t)(x)	4.70	(2.70)	(3.80)	7.46	1.79
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.60	0.61	0.59	0.59	0.61
Expenses after expense reductions (f)	0.59	0.59	0.58	0.58	0.60
Net investment income (loss)	3.46	3.08	2.32	2.60	3.04
Portfolio turnover	23	36	25	31	22
Net assets at end of period (000 omitted)	$133,604	$124,323	$153,882	$157,366	$128,914
See Notes to Financial Statements
72

Financial Highlights − continued
MFS CALIFORNIA MUNICIPAL BOND FUND − continued
	Year ended
Class R6	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$9.00	$9.54	$10.16	$9.71	$9.82
Income (loss) from investment operations
Net investment income (loss) (d)	$0.31	$0.29	$0.24	$0.27	$0.31
Net realized and unrealized gain (loss)	0.10	(0.54)	(0.62)	0.45	(0.11)
Total from investment operations	$0.41	$(0.25)	$(0.38)	$0.72	$0.20
Less distributions declared to shareholders
From net investment income	$(0.33)	$(0.29)	$(0.24)	$(0.27)	$(0.31)
Net asset value, end of period (x)	$9.08	$9.00	$9.54	$10.16	$9.71
Total return (%) (r)(s)(t)(x)	4.65	(2.52)	(3.83)	7.54	1.97
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.54	0.53	0.52	0.52	0.53
Expenses after expense reductions (f)	0.52	0.52	0.50	0.51	0.52
Net investment income (loss)	3.52	3.18	2.39	2.66	3.10
Portfolio turnover	23	36	25	31	22
Net assets at end of period (000 omitted)	$72,646	$56,005	$53,240	$40,556	$28,396
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
73

Financial Highlights − continued
MFS GEORGIA MUNICIPAL BOND FUND
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Year ended
Class A	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$10.02	$10.45	$11.06	$10.70	$10.73
Income (loss) from investment operations
Net investment income (loss) (d)	$0.28	$0.23	$0.17	$0.21	$0.26
Net realized and unrealized gain (loss)	0.04	(0.43)	(0.61)	0.36	(0.02)
Total from investment operations	$0.32	$(0.20)	$(0.44)	$0.57	$0.24
Less distributions declared to shareholders
From net investment income	$(0.28)	$(0.23)	$(0.17)	$(0.21)	$(0.27)
Net asset value, end of period (x)	$10.06	$10.02	$10.45	$11.06	$10.70
Total return (%) (r)(s)(t)(x)	3.32	(1.82)	(4.08)	5.38	2.17
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.98	0.96	0.91	0.92	0.95
Expenses after expense reductions (f)	0.90	0.90	0.90	0.90	0.90
Net investment income (loss)	2.78	2.29	1.53	1.94	2.39
Portfolio turnover	16	30	12	22	28
Net assets at end of period (000 omitted)	$77,277	$80,018	$99,895	$108,346	$95,352
	Year ended
Class B	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$10.06	$10.48	$11.10	$10.74	$10.77
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20	$0.15	$0.09	$0.14	$0.19
Net realized and unrealized gain (loss)	0.05	(0.41)	(0.63)	0.35	(0.03)
Total from investment operations	$0.25	$(0.26)	$(0.54)	$0.49	$0.16
Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.16)	$(0.08)	$(0.13)	$(0.19)
Net asset value, end of period (x)	$10.10	$10.06	$10.48	$11.10	$10.74
Total return (%) (r)(s)(t)(x)	2.55	(2.45)	(4.87)	4.61	1.44
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.73	1.71	1.66	1.68	1.71
Expenses after expense reductions (f)	1.65	1.65	1.65	1.63	1.63
Net investment income (loss)	2.04	1.52	0.77	1.29	1.72
Portfolio turnover	16	30	12	22	28
Net assets at end of period (000 omitted)	$52	$30	$40	$66	$261
See Notes to Financial Statements
74

Financial Highlights − continued
MFS GEORGIA MUNICIPAL BOND FUND − continued
	Year ended
Class I	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$9.08	$9.47	$10.03	$9.70	$9.73
Income (loss) from investment operations
Net investment income (loss) (d)	$0.27	$0.23	$0.18	$0.21	$0.26
Net realized and unrealized gain (loss)	0.06	(0.39)	(0.56)	0.34	(0.02)
Total from investment operations	$0.33	$(0.16)	$(0.38)	$0.55	$0.24
Less distributions declared to shareholders
From net investment income	$(0.28)	$(0.23)	$(0.18)	$(0.22)	$(0.27)
Net asset value, end of period (x)	$9.13	$9.08	$9.47	$10.03	$9.70
Total return (%) (r)(s)(t)(x)	3.73	(1.58)	(3.91)	5.68	2.39
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.73	0.71	0.66	0.67	0.70
Expenses after expense reductions (f)	0.65	0.65	0.65	0.65	0.65
Net investment income (loss)	3.03	2.54	1.78	2.16	2.64
Portfolio turnover	16	30	12	22	28
Net assets at end of period (000 omitted)	$14,744	$12,077	$14,154	$15,012	$9,345
	Year ended
Class R6	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$9.09	$9.48	$10.03	$9.70	$9.73
Income (loss) from investment operations
Net investment income (loss) (d)	$0.28	$0.23	$0.18	$0.22	$0.27
Net realized and unrealized gain (loss)	0.04	(0.38)	(0.55)	0.33	(0.03)
Total from investment operations	$0.32	$(0.15)	$(0.37)	$0.55	$0.24
Less distributions declared to shareholders
From net investment income	$(0.28)	$(0.24)	$(0.18)	$(0.22)	$(0.27)
Net asset value, end of period (x)	$9.13	$9.09	$9.48	$10.03	$9.70
Total return (%) (r)(s)(t)(x)	3.66	(1.52)	(3.76)	5.72	2.44
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.68	0.66	0.62	0.62	0.65
Expenses after expense reductions (f)	0.60	0.60	0.60	0.60	0.60
Net investment income (loss)	3.08	2.55	1.82	2.20	2.68
Portfolio turnover	16	30	12	22	28
Net assets at end of period (000 omitted)	$15,191	$13,001	$20,920	$17,956	$11,022
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
75

Financial Highlights − continued
MFS MARYLAND MUNICIPAL BOND FUND
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Year ended
Class A	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$10.00	$10.47	$11.04	$10.62	$10.76
Income (loss) from investment operations
Net investment income (loss) (d)	$0.30	$0.25	$0.20	$0.26	$0.31
Net realized and unrealized gain (loss)	0.04(g)	(0.46)	(0.57)	0.42	(0.14)
Total from investment operations	$0.34	$(0.21)	$(0.37)	$0.68	$0.17
Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.26)	$(0.20)	$(0.26)	$(0.31)
Net asset value, end of period (x)	$10.03	$10.00	$10.47	$11.04	$10.62
Total return (%) (r)(s)(t)(x)	3.54	(1.96)	(3.45)	6.51	1.57
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.98	0.98	0.97	0.98	0.99
Expenses after expense reductions (f)	0.83	0.83	0.83	0.83	0.82
Net investment income (loss)	3.09	2.52	1.79	2.42	2.85
Portfolio turnover	25	41	16	27	27
Net assets at end of period (000 omitted)	$72,144	$92,970	$80,515	$82,725	$83,852
	Year ended
Class B	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$9.99	$10.47	$11.04	$10.62	$10.75
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23	$0.17	$0.12	$0.18	$0.23
Net realized and unrealized gain (loss)	0.04(g)	(0.46)	(0.57)	0.42	(0.13)
Total from investment operations	$0.27	$(0.29)	$(0.45)	$0.60	$0.10
Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.19)	$(0.12)	$(0.18)	$(0.23)
Net asset value, end of period (x)	$10.02	$9.99	$10.47	$11.04	$10.62
Total return (%) (r)(s)(t)(x)	2.78	(2.78)	(4.17)	5.71	0.91
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.74	1.74	1.72	1.73	1.74
Expenses after expense reductions (f)	1.58	1.58	1.58	1.58	1.58
Net investment income (loss)	2.34	1.70	1.04	1.69	2.12
Portfolio turnover	25	41	16	27	27
Net assets at end of period (000 omitted)	$186	$257	$576	$656	$1,040
See Notes to Financial Statements
76

Financial Highlights − continued
MFS MARYLAND MUNICIPAL BOND FUND − continued
	Year ended
Class I	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$9.02	$9.45	$9.96	$9.58	$9.70
Income (loss) from investment operations
Net investment income (loss) (d)	$0.30	$0.25	$0.20	$0.26	$0.30
Net realized and unrealized gain (loss)	0.02(g)	(0.42)	(0.51)	0.38	(0.11)
Total from investment operations	$0.32	$(0.17)	$(0.31)	$0.64	$0.19
Less distributions declared to shareholders
From net investment income	$(0.30)	$(0.26)	$(0.20)	$(0.26)	$(0.31)
Net asset value, end of period (x)	$9.04	$9.02	$9.45	$9.96	$9.58
Total return (%) (r)(s)(t)(x)	3.71	(1.77)	(3.17)	6.78	1.88
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.74	0.73	0.72	0.73	0.74
Expenses after expense reductions (f)	0.58	0.58	0.58	0.58	0.58
Net investment income (loss)	3.34	2.74	2.03	2.64	3.07
Portfolio turnover	25	41	16	27	27
Net assets at end of period (000 omitted)	$36,000	$27,697	$27,736	$26,243	$18,140
	Year ended
Class R6	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$9.02	$9.45	$9.96	$9.58	$9.70
Income (loss) from investment operations
Net investment income (loss) (d)	$0.30	$0.25	$0.21	$0.26	$0.30
Net realized and unrealized gain (loss)	0.04(g)	(0.42)	(0.51)	0.39	(0.11)
Total from investment operations	$0.34	$(0.17)	$(0.30)	$0.65	$0.19
Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.26)	$(0.21)	$(0.27)	$(0.31)
Net asset value, end of period (x)	$9.05	$9.02	$9.45	$9.96	$9.58
Total return (%) (r)(s)(t)(x)	3.90	(1.70)	(3.10)	6.84	1.93
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.67	0.66	0.65	0.66	0.68
Expenses after expense reductions (f)	0.51	0.51	0.51	0.52	0.52
Net investment income (loss)	3.41	2.80	2.09	2.67	3.10
Portfolio turnover	25	41	16	27	27
Net assets at end of period (000 omitted)	$11,506	$7,982	$8,893	$6,155	$2,837
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
77

Financial Highlights − continued
MFS MASSACHUSETTS MUNICIPAL BOND FUND
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Year ended
Class A	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$10.17	$10.67	$11.30	$10.90	$11.04
Income (loss) from investment operations
Net investment income (loss) (d)	$0.29	$0.24	$0.21	$0.27	$0.33
Net realized and unrealized gain (loss)	0.05(g)	(0.47)	(0.63)	0.39	(0.15)
Total from investment operations	$0.34	$(0.23)	$(0.42)	$0.66	$0.18
Less distributions declared to shareholders
From net investment income	$(0.30)	$(0.27)	$(0.21)	$(0.26)	$(0.32)
Net asset value, end of period (x)	$10.21	$10.17	$10.67	$11.30	$10.90
Total return (%) (r)(s)(t)(x)	3.48	(2.11)	(3.83)	6.16	1.61
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.87	0.87	0.86	0.86	0.87
Expenses after expense reductions (f)	0.82	0.83	0.85	0.84	0.83
Net investment income (loss)	2.94	2.42	1.87	2.39	2.91
Portfolio turnover	17	36	17	26	29
Net assets at end of period (000 omitted)	$184,765	$246,509	$216,458	$216,177	$226,471
	Year ended
Class B	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$10.18	$10.69	$11.32	$10.92	$11.06
Income (loss) from investment operations
Net investment income (loss) (d)	$0.22	$0.17	$0.13	$0.19	$0.25
Net realized and unrealized gain (loss)	0.06(g)	(0.49)	(0.64)	0.39	(0.15)
Total from investment operations	$0.28	$(0.32)	$(0.51)	$0.58	$0.10
Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.19)	$(0.12)	$(0.18)	$(0.24)
Net asset value, end of period (x)	$10.23	$10.18	$10.69	$11.32	$10.92
Total return (%) (r)(s)(t)(x)	2.81	(2.91)	(4.54)	5.36	0.84
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.62	1.62	1.61	1.61	1.62
Expenses after expense reductions (f)	1.57	1.58	1.60	1.60	1.60
Net investment income (loss)	2.18	1.68	1.12	1.67	2.19
Portfolio turnover	17	36	17	26	29
Net assets at end of period (000 omitted)	$152	$267	$347	$470	$1,081
See Notes to Financial Statements
78

Financial Highlights − continued
MFS MASSACHUSETTS MUNICIPAL BOND FUND − continued
	Year ended
Class I	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$8.90	$9.34	$9.89	$9.54	$9.66
Income (loss) from investment operations
Net investment income (loss) (d)	$0.28	$0.24	$0.21	$0.25	$0.30
Net realized and unrealized gain (loss)	0.05(g)	(0.42)	(0.55)	0.36	(0.12)
Total from investment operations	$0.33	$(0.18)	$(0.34)	$0.61	$0.18
Less distributions declared to shareholders
From net investment income	$(0.29)	$(0.26)	$(0.21)	$(0.26)	$(0.30)
Net asset value, end of period (x)	$8.94	$8.90	$9.34	$9.89	$9.54
Total return (%) (r)(s)(t)(x)	3.79	(1.89)	(3.58)	6.41	1.86
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.62	0.62	0.61	0.61	0.62
Expenses after expense reductions (f)	0.57	0.58	0.60	0.60	0.60
Net investment income (loss)	3.20	2.67	2.11	2.60	3.10
Portfolio turnover	17	36	17	26	29
Net assets at end of period (000 omitted)	$158,704	$150,099	$179,551	$168,647	$124,875
	Year ended
Class R6	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$8.90	$9.34	$9.90	$9.55	$9.67
Income (loss) from investment operations
Net investment income (loss) (d)	$0.29	$0.24	$0.22	$0.26	$0.31
Net realized and unrealized gain (loss)	0.04(g)	(0.41)	(0.57)	0.35	(0.12)
Total from investment operations	$0.33	$(0.17)	$(0.35)	$0.61	$0.19
Less distributions declared to shareholders
From net investment income	$(0.29)	$(0.27)	$(0.21)	$(0.26)	$(0.31)
Net asset value, end of period (x)	$8.94	$8.90	$9.34	$9.90	$9.55
Total return (%) (r)(s)(t)(x)	3.87	(1.81)	(3.60)	6.48	1.93
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.55	0.54	0.54	0.54	0.55
Expenses after expense reductions (f)	0.50	0.51	0.52	0.53	0.53
Net investment income (loss)	3.27	2.76	2.18	2.67	3.15
Portfolio turnover	17	36	17	26	29
Net assets at end of period (000 omitted)	$10,600	$9,326	$10,769	$9,628	$6,636
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
79

Notes to Financial Statements
(1)  Business and Organization
MFS Alabama Municipal Bond Fund (Alabama Fund), MFS Arkansas Municipal Bond Fund (Arkansas Fund), MFS California Municipal Bond Fund (California Fund), MFS Georgia Municipal Bond Fund (Georgia Fund), MFS Maryland Municipal Bond Fund (Maryland Fund), and MFS Massachusetts Municipal Bond Fund (Massachusetts Fund) are each a diversified series of MFS Municipal Series Trust which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
Each fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of each fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. Each fund invests primarily in municipal instruments, which generally trade in the over-the-counter market. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of, and the ability to pay principal and interest when due by, an issuer of a municipal instrument depends on the credit quality of the entity supporting the municipal instrument, how essential any services supported by the municipal instrument are, the sufficiency of any revenues or taxes that support the municipal instrument, and/or the willingness or ability of the appropriate government entity to approve any appropriations necessary to support the municipal instrument. Municipal instruments may be supported by insurance which typically guarantees the timely payment of all principal and interest due on the underlying municipal instrument. The value of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, changes in specific or general market and economic conditions in the region or state where the instrument is issued, and the financial condition of municipal issuers and of municipal instrument insurers of which there are a limited number. Also, because many municipal instruments are issued to finance similar projects, conditions in certain industries can significantly affect the funds and the overall municipal market. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, interest from the security could become taxable, the security could decline in value, and distributions made by the funds could be taxable to shareholders.
Balance Sheet Offsetting — Each fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statements of Assets and Liabilities across transactions between each fund and the applicable counterparty. Each fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to each fund, have been included in each fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the funds' Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of each fund’s investments to MFS as the funds' adviser, pursuant to each fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of each fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under each fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under each fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of each fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies
80

Notes to Financial Statements  - continued
on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating each fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine each fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that each fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which each fund determines its net asset value per share.
Various inputs are used in determining the value of each fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Each fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2024 in valuing each fund's assets and liabilities:
	Level 1	Level 2	Level 3	Total
Alabama Fund
Financial Instruments
Municipal Bonds	$—	$66,586,632	$—	$66,586,632
U.S. Corporate Bonds	—	185,302	—	185,302
Mutual Funds	873,869	—	—	873,869
Total	$873,869	$66,771,934	$—	$67,645,803
Arkansas Fund
Financial Instruments
Municipal Bonds	$—	$145,454,269	$—	$145,454,269
U.S. Corporate Bonds	—	373,511	—	373,511
Mutual Funds	1,958,395	—	—	1,958,395
Total	$1,958,395	$145,827,780	$—	$147,786,175
California Fund
Financial Instruments
Municipal Bonds	$—	$569,983,258	$—	$569,983,258
U.S. Corporate Bonds	—	1,391,945	—	1,391,945
Mutual Funds	6,019,447	—	—	6,019,447
Total	$6,019,447	$571,375,203	$—	$577,394,650
Georgia Fund
Financial Instruments
Municipal Bonds	$—	$105,795,005	$—	$105,795,005
U.S. Corporate Bonds	—	306,366	—	306,366
Mutual Funds	1,809,049	—	—	1,809,049
Total	$1,809,049	$106,101,371	$—	$107,910,420
Maryland Fund
Financial Instruments
Municipal Bonds	$—	$114,546,069	$—	$114,546,069
U.S. Corporate Bonds	—	269,523	—	269,523
Mutual Funds	3,006,145	—	—	3,006,145
Total	$3,006,145	$114,815,592	$—	$117,821,737
81

Notes to Financial Statements  - continued
	Level 1	Level 2	Level 3	Total
Massachusetts Fund
Financial Instruments
Municipal Bonds	$—	$339,485,593	$—	$339,485,593
U.S. Corporate Bonds	—	889,813	—	889,813
Mutual Funds	9,318,999	—	—	9,318,999
Total	$9,318,999	$340,375,406	$—	$349,694,405
For further information regarding security characteristics, see the Portfolio of Investments.
Indemnifications — Under each fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against each fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.
Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
Each fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statements of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Each fund may purchase or sell securities on a when-issued or delayed delivery basis.  In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statements of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.
Fees Paid Indirectly — Each fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by each fund. The amount of the credit, for the year ended March 31, 2024, is shown as a reduction of total expenses in the Statements of Operations.
Tax Matters and Distributions — Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. Each fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed each fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
82

Notes to Financial Statements  - continued
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to defaulted bonds, amortization of premium and accretion of discount of debt securities, and treating a portion of the proceeds from redemptions as a distribution for tax purposes, as applicable to each fund.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
Year ended 3/31/24	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Ordinary income (including any short-term capital gains)	$6,318	$40,149	$—	$—	$—	$353,464
Tax-exempt income	2,056,581	4,427,463	18,372,917	3,038,662	3,942,683	11,257,917
Total distributions	$2,062,899	$4,467,612	$18,372,917	$3,038,662	$3,942,683	$11,611,381
Year ended 3/31/23	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Ordinary income (including any short-term capital gains)	$52,208	$148,830	$502,450	$52,176	$137,919	$318,834
Tax-exempt income	1,897,347	4,109,211	15,052,551	2,677,187	3,094,601	10,966,006
Total distributions	$1,949,555	$4,258,041	$15,555,001	$2,729,363	$3,232,520	$11,284,840
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 3/31/24	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Cost of investments	$69,693,067	$153,187,392	$582,596,751	$110,160,296	$120,200,302	$359,491,676
Gross appreciation	800,005	1,706,669	13,668,908	1,461,986	2,251,099	5,087,499
Gross depreciation	(2,847,269)	(7,107,886)	(18,871,009)	(3,711,862)	(4,629,664)	(14,884,770)
Net unrealized appreciation (depreciation)	$(2,047,264)	$(5,401,217)	$(5,202,101)	$(2,249,876)	$(2,378,565)	$(9,797,271)
Undistributed ordinary income	42,533	55,838	425,462	75,068	6,227	197,040
Undistributed tax-exempt income	265,802	630,987	1,831,008	353,351	436,587	913,624
Capital loss carryforwards	(5,324,471)	(8,926,201)	(28,017,829)	(7,186,977)	(6,701,335)	(21,533,879)
Other temporary differences	(176,157)	(381,167)	(1,685,434)	(263,967)	(331,341)	(938,661)
Total distributable earnings (loss)	$(7,239,557)	$(14,021,760)	$(32,648,894)	$(9,272,401)	$(8,968,427)	$(31,159,147)
As of March 31, 2024, each fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Short-Term	$(1,208,670)	$(3,024,615)	$(8,777,054)	$(2,280,933)	$(2,837,984)	$(10,730,435)
Long-Term	(4,115,801)	(5,901,586)	(19,240,775)	(4,906,044)	(3,863,351)	(10,803,444)
Total	$(5,324,471)	$(8,926,201)	$(28,017,829)	$(7,186,977)	$(6,701,335)	$(21,533,879)
Multiple Classes of Shares of Beneficial Interest — Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. Each fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. Each fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to
83

Notes to Financial Statements  - continued
differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. Each fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Alabama Fund		Arkansas Fund		California Fund
	Year Ended 3/31/24	Year Ended 3/31/23	Year Ended 3/31/24	Year Ended 3/31/23	Year Ended 3/31/24	Year Ended 3/31/23
Class A	$1,358,672	$1,196,317	$3,698,614	$3,343,241	$11,263,989	$9,438,506
Class B	1,217	968	5,309	8,537	6,407	8,132
Class C	—	—	—	—	281,913	286,297
Class I	592,871	648,692	584,798	763,784	4,570,255	4,140,478
Class R6	110,139	103,578	178,891	142,479	2,250,353	1,681,588
Total	$2,062,899	$1,949,555	$4,467,612	$4,258,041	$18,372,917	$15,555,001
	Georgia Fund		Maryland Fund		Massachusetts Fund
	Year Ended 3/31/24	Year Ended 3/31/23	Year Ended 3/31/24	Year Ended 3/31/23	Year Ended 3/31/24	Year Ended 3/31/23
Class A	$2,226,713	$1,985,301	$2,562,005	$2,201,485	$6,468,980	$6,316,825
Class B	1,016	541	5,096	7,611	4,230	5,478
Class I	388,624	334,462	1,040,940	801,276	4,817,523	4,679,152
Class R6	422,309	409,059	334,642	222,148	320,648	283,385
Total	$3,038,662	$2,729,363	$3,942,683	$3,232,520	$11,611,381	$11,284,840
(3)  Transactions with Affiliates
Investment Adviser — Each fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to each fund. The management fee is computed daily and paid monthly at an annual rate of 0.45% of each fund’s average daily net assets.
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the funds’ Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the funds' Board of Trustees, but such agreement will continue at least until July 31, 2024. For the year ended March 31, 2024, these management fee reductions amounted to the following, which are included in the reduction of total expenses in the Statements of Operations:
Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$8,502	$18,524	$66,687	$13,234	$15,426	$47,356
The management fee incurred for the year ended March 31, 2024 was equivalent to an annual effective rate of 0.44% of each fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the following funds’ total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of these funds’ average daily net assets:
	Alabama Fund	Arkansas Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Class A	0.90%	0.70%	0.90%	0.83%	0.82%
Class B	1.65%	1.45%	1.65%	1.58%	1.57%
Class I	0.65%	0.60%	0.65%	0.58%	0.57%
Class R6	0.59%	0.53%	0.60%	0.53%	0.50%
These written agreements will continue until modified by the funds' Board of Trustees, but such agreements will continue at least until July 31, 2024. For the year ended March 31, 2024,these reductions amounted to $120,607 for the Alabama Fund, $120,718 for the Arkansas Fund, $68,604 for the Georgia Fund, $170,554 for the Maryland Fund, and $148,398 for the Massachusetts Fund. Each reduction is included in the reduction of total expenses in the Statements of Operations.
84

Notes to Financial Statements  - continued
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following amounts for the year ended March 31, 2024, as its portion of the initial sales charge on sales of Class A shares of each fund:
Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$2,379	$9,208	$5,355	$3,087	$1,827	$4,500
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
Each fund's distribution plan provides that each fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Class A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Alabama Fund	—	0.25%	0.25%	0.25%	$112,900
Arkansas Fund	—	0.25%	0.25%	0.10%	302,692
California Fund	—	0.25%	0.25%	0.10%	807,167
Georgia Fund	—	0.25%	0.25%	0.25%	194,744
Maryland Fund	—	0.25%	0.25%	0.25%	202,374
Massachusetts Fund	—	0.25%	0.25%	0.25%	537,145
	Class B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Alabama Fund	0.75%	0.25%	1.00%	1.00%	$536
Arkansas Fund	0.75%	0.25%	1.00%	0.85%	2,296
California Fund	0.75%	0.25%	1.00%	0.85%	2,330
Georgia Fund	0.75%	0.25%	1.00%	1.00%	480
Maryland Fund	0.75%	0.25%	1.00%	1.00%	2,101
Massachusetts Fund	0.75%	0.25%	1.00%	1.00%	1,874
	Class C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
California Fund	0.75%	0.25%	1.00%	1.00%	$108,676
85

Notes to Financial Statements  - continued
	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Total Distribution and Service Fees	$113,436	$304,988	$918,173	$195,224	$204,475	$539,019
(d)	In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended March 31, 2024 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates’ seed money. For the year ended March 31, 2024, these rebates amounted to the following and are included in the reduction of total expenses in the Statements of Operations:
	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Class A	$—	$—	$69	$8	$208	$—
Arkansas Fund: MFD has agreed in writing to reduce the Class A and Class B service fee rate to 0.10%. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2024. For the year ended March 31, 2024, these reductions amounted to $181,616 and $345 for Class A and Class B shares, respectively, and are included in the reduction of total expenses in the Statements of Operations.
California Fund: MFD has agreed in writing to reduce the Class A and Class B service fee rate to 0.10%. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2024. For the year ended March 31, 2024, these reductions amounted to $484,303 and $350 for Class A and Class B shares, respectively, and are included in the reduction of total expenses in the Statements of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended March 31, 2024, were as follows:
CDSC Imposed	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Class A	$70	$3,105	$15,718	$417	$—	$34,505
Class B	—	—	1	—	552	—
Class C	N/A	N/A	304	N/A	N/A	N/A
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from each fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of each fund as determined periodically under the supervision of the funds’ Board of Trustees. For the year ended March 31, 2024, each fund paid the following fee, which equated to the following annual percentage of each fund’s average daily net assets:
	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Expenses paid	$1,942	$2,193	$14,909	$2,936	$8,945	$18,232
Annual percentage of average daily net assets	0.0029%	0.0015%	0.0029%	0.0028%	0.0074%	0.0049%
MFSC also receives reimbursement from each fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended March 31, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to the following:
Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$46,964	$104,728	$319,318	$50,067	$81,006	$271,580
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund reimburses MFS the costs incurred to provide these services. Each fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended March 31, 2024 was equivalent to the following annual effective rates of each fund's average daily net assets:
	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Percentage of average daily net assets	0.0298%	0.0214%	0.0163%	0.0243%	0.0228%	0.0171%
86

Notes to Financial Statements  - continued
Trustees’ and Officers’ Compensation — Each fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The funds do not pay compensation directly to Trustees or officers of each fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to each fund. Certain officers and Trustees of each fund are officers or directors of MFS, MFD, and MFSC.
Prior to December 31, 2001, each fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The Alabama Fund, the Arkansas Fund, and the Georgia Fund no longer participate in the DB plan. The DB plan resulted in a pension expense for the following funds. These amounts are included in “Independent Trustees’ compensation” in the Statements of Operations for the year ended March 31, 2024:
California Fund	Maryland Fund	Massachusetts Fund
$463	$289	$293
The liability for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to the following at March 31, 2024, and is included in “Payable for independent Trustees’ compensation” in the Statements of Assets and Liabilities. The deferred retirement benefits compensation fee is accrued daily and paid monthly:
California Fund	Maryland Fund	Massachusetts Fund
$3,516	$2,114	$2,108
Other — Each fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed the following fund shares:
Fund	Date	Transaction	Class	Shares	Amount
Alabama Fund	8/03/2022	Redemption	Class I	17	$157
Alabama Fund	6/23/2023	Purchase	Class B	1,480	13,850
Alabama Fund	6/23/2023	Redemption	Class R6	6,014	53,645
Alabama Fund	2/29/2024	Purchase	Class B	4,215	40,000
Arkansas Fund	8/03/2022	Redemption	Class I	15	139
California Fund	8/03/2022	Redemption	Class I	17	158
California Fund	8/03/2022	Redemption	Class R6	21	195
Georgia Fund	8/03/2022	Purchase	Class B	1,164	12,000
Georgia Fund	8/03/2022	Redemption	Class I	15	140
Georgia Fund	6/23/2023	Purchase	Class B	3,011	30,229
Maryland Fund	8/03/2022	Redemption	Class I	18	167
Massachusetts Fund	8/03/2022	Redemption	Class I	17	156
At March 31, 2024, MFS held 100% of the outstanding shares of Class B of the Alabama Fund.
At March 31, 2024, MFS held approximately 83% of the outstanding shares of Class B of the Georgia Fund.
(4)  Portfolio Securities
For the year ended March 31, 2024, purchases and sales of investments, other than short-term obligations, were as follows:
	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Purchases	$15,870,263	$26,804,063	$186,489,212	$18,546,238	$28,915,211	$61,712,546
Sales	$16,842,134	$23,351,466	$115,305,800	$15,538,474	$34,059,275	$112,662,843
87

Notes to Financial Statements  - continued
(5)  Shares of Beneficial Interest
Each fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Alabama Fund				Arkansas Fund
	Year ended 3/31/24		Year ended 3/31/23		Year ended 3/31/24		Year ended 3/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	988,232	$ 9,240,440	720,833	$ 6,708,346	1,575,777	$ 14,152,344	3,303,159	$ 29,808,552
Class B	5,782	54,657	76	702	—	—	—	—
Class I	342,476	3,031,395	613,013	5,470,610	676,851	6,028,212	674,905	6,096,372
Class R6	143,774	1,276,374	143,020	1,275,915	237,127	2,107,654	320,125	2,867,747
	1,480,264	$13,602,866	1,476,942	$13,455,573	2,489,755	$22,288,210	4,298,189	$38,772,671
Shares issued to shareholders in reinvestment of distributions
Class A	132,933	$ 1,231,630	115,455	$ 1,076,800	392,617	$ 3,508,570	349,867	$ 3,157,324
Class B	38	353	28	264	594	5,309	944	8,522
Class I	47,871	422,447	55,624	494,696	59,699	529,968	79,799	715,294
Class R6	12,448	109,867	11,645	103,578	20,078	178,150	15,828	141,901
	193,290	$1,764,297	182,752	$1,675,338	472,988	$4,221,997	446,438	$4,023,041
Shares reacquired
Class A	(1,104,043)	$ (10,227,567)	(2,213,039)	$ (20,790,052)	(2,404,232)	$ (21,466,477)	(3,449,128)	$ (31,234,404)
Class B	(6,372)	(60,316)	—	—	(17,877)	(160,941)	(18,905)	(170,457)
Class I	(717,970)	(6,231,868)	(1,640,622)	(14,541,559)	(510,896)	(4,542,167)	(2,562,893)	(22,914,159)
Class R6	(149,871)	(1,324,980)	(317,588)	(2,820,718)	(175,067)	(1,557,964)	(369,744)	(3,341,255)
	(1,978,256)	$(17,844,731)	(4,171,249)	$(38,152,329)	(3,108,072)	$(27,727,549)	(6,400,670)	$(57,660,275)
Net change
Class A	17,122	$ 244,503	(1,376,751)	$ (13,004,906)	(435,838)	$ (3,805,563)	203,898	$ 1,731,472
Class B	(552)	(5,306)	104	966	(17,283)	(155,632)	(17,961)	(161,935)
Class I	(327,623)	(2,778,026)	(971,985)	(8,576,253)	225,654	2,016,013	(1,808,189)	(16,102,493)
Class R6	6,351	61,261	(162,923)	(1,441,225)	82,138	727,840	(33,791)	(331,607)
	(304,702)	$(2,477,568)	(2,511,555)	$(23,021,418)	(145,329)	$(1,217,342)	(1,656,043)	$(14,864,563)
	California Fund				Georgia Fund
	Year ended 3/31/24		Year ended 3/31/23		Year ended 3/31/24		Year ended 3/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	22,308,291	$ 120,605,983	16,913,905	$ 92,715,220	1,047,490	$ 10,439,500	1,092,737	$ 10,834,589
Class B	—	—	—	—	3,012	30,229	1,164	12,000
Class C	352,127	1,947,773	251,403	1,391,500	—	—	—	—
Class I	7,574,511	66,397,658	12,846,155	115,742,704	598,567	5,334,277	683,449	6,167,535
Class R6	3,716,252	32,998,198	4,468,708	39,994,888	669,521	6,022,192	450,027	4,101,223
	33,951,181	$221,949,612	34,480,171	$249,844,312	2,318,590	$21,826,198	2,227,377	$21,115,347
Shares issued to shareholders in reinvestment of distributions
Class A	1,908,235	$ 10,431,586	1,558,072	$ 8,561,775	214,010	$ 2,112,532	189,813	$ 1,880,159
Class B	1,173	6,407	1,367	7,519	94	933	31	306
Class C	48,134	263,726	48,502	267,341	—	—	—	—
Class I	427,680	3,802,165	344,502	3,082,155	32,137	288,096	25,607	229,581
Class R6	252,656	2,245,543	187,809	1,678,050	47,124	422,210	45,483	409,059
	2,637,878	$16,749,427	2,140,252	$13,596,840	293,365	$2,823,771	260,934	$2,519,105
88

Notes to Financial Statements  - continued
	California Fund − continued				Georgia Fund − continued
	Year ended 3/31/24		Year ended 3/31/23		Year ended 3/31/24		Year ended 3/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(12,691,471)	$ (69,104,206)	(25,454,457)	$(140,562,940)	(1,570,576)	$ (15,482,841)	(2,859,001)	$ (28,365,428)
Class B	(5,310)	(29,167)	(33,615)	(186,760)	(978)	(9,522)	(1,982)	(20,040)
Class C	(520,893)	(2,847,248)	(1,098,697)	(6,076,143)	—	—	—	—
Class I	(7,109,527)	(61,708,349)	(15,497,036)	(139,289,274)	(344,606)	(3,084,624)	(874,048)	(7,800,232)
Class R6	(2,194,778)	(19,311,501)	(4,010,627)	(35,884,924)	(483,520)	(4,318,895)	(1,272,812)	(11,447,384)
	(22,521,979)	$(153,000,471)	(46,094,432)	$(322,000,041)	(2,399,680)	$(22,895,882)	(5,007,843)	$(47,633,084)
Net change
Class A	11,525,055	$ 61,933,363	(6,982,480)	$ (39,285,945)	(309,076)	$ (2,930,809)	(1,576,451)	$ (15,650,680)
Class B	(4,137)	(22,760)	(32,248)	(179,241)	2,128	21,640	(787)	(7,734)
Class C	(120,632)	(635,749)	(798,792)	(4,417,302)	—	—	—	—
Class I	892,664	8,491,474	(2,306,379)	(20,464,415)	286,098	2,537,749	(164,992)	(1,403,116)
Class R6	1,774,130	15,932,240	645,890	5,788,014	233,125	2,125,507	(777,302)	(6,937,102)
	14,067,080	$85,698,568	(9,474,009)	$(58,558,889)	212,275	$1,754,087	(2,519,532)	$(23,998,632)
	Maryland Fund				Massachusetts Fund
	Year ended 3/31/24		Year ended 3/31/23		Year ended 3/31/24		Year ended 3/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	1,184,678	$ 11,682,124	5,929,738	$ 57,645,267	2,192,665	$ 21,964,400	24,299,659	$ 242,110,913
Class B	—	—	—	—	—	—	1,470	14,902
Class I	2,542,332	22,333,249	2,026,526	18,031,427	6,714,329	58,957,282	11,571,924	102,710,711
Class R6	519,351	4,629,071	436,181	3,903,263	389,749	3,425,536	374,602	3,315,322
	4,246,361	$38,644,444	8,392,445	$79,579,957	9,296,743	$84,347,218	36,247,655	$348,151,848
Shares issued to shareholders in reinvestment of distributions
Class A	237,513	$ 2,336,299	196,702	$ 1,946,856	592,142	$ 5,923,855	583,760	$ 5,877,136
Class B	513	5,043	760	7,534	418	4,193	542	5,466
Class I	98,728	877,759	74,108	662,159	470,840	4,127,613	439,024	3,870,082
Class R6	37,650	334,609	24,810	222,148	36,509	320,321	32,123	283,383
	374,404	$3,553,710	296,380	$2,838,697	1,099,909	$10,375,982	1,055,449	$10,036,067
Shares reacquired
Class A	(3,528,035)	$ (33,839,275)	(4,512,798)	$ (44,458,113)	(8,935,772)	$ (87,068,846)	(20,925,299)	$(208,558,550)
Class B	(7,666)	(74,215)	(30,068)	(295,257)	(11,732)	(117,296)	(8,248)	(83,468)
Class I	(1,732,205)	(14,914,654)	(1,964,610)	(17,545,627)	(6,294,350)	(54,756,928)	(14,371,267)	(126,598,269)
Class R6	(170,224)	(1,504,745)	(517,057)	(4,602,206)	(288,221)	(2,526,263)	(511,978)	(4,521,263)
	(5,438,130)	$(50,332,889)	(7,024,533)	$(66,901,203)	(15,530,075)	$(144,469,333)	(35,816,792)	$(339,761,550)
Net change
Class A	(2,105,844)	$ (19,820,852)	1,613,642	$ 15,134,010	(6,150,965)	$ (59,180,591)	3,958,120	$ 39,429,499
Class B	(7,153)	(69,172)	(29,308)	(287,723)	(11,314)	(113,103)	(6,236)	(63,100)
Class I	908,855	8,296,354	136,024	1,147,959	890,819	8,327,967	(2,360,319)	(20,017,476)
Class R6	386,777	3,458,935	(56,066)	(476,795)	138,037	1,219,594	(105,253)	(922,558)
	(817,365)	$(8,134,735)	1,664,292	$15,517,451	(5,133,423)	$(49,746,133)	1,486,312	$18,426,365
Effective June 1, 2019, purchases of each fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
89

Notes to Financial Statements  - continued
(6)  Line of Credit
Each fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by each fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, each fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended March 31, 2024, each fund’s commitment fee and interest expense were as follows and are included in “Miscellaneous” expense in the Statements of Operations:
	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Commitment Fee	$321	$752	$2,562	$503	$633	$1,968
Interest Expense	—	—	—	—	—	—
(7)  Investments in Affiliated Issuers
An affiliated issuer of a fund may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, each fund assumes the MFS Institutional Money Market Portfolio to be an affiliated issuer. Each fund’s transactions in the MFS Institutional Money Market Portfolio for the year ended March 31, 2024, are as follows:
	Affiliated Issuer - MFS Institutional Money Market Portfolio
	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
Alabama Fund	$1,420,478	$22,219,132	$22,765,004	$(614)	$(123)	$873,869
Arkansas Fund	2,404,434	32,345,202	32,790,025	(1,313)	97	1,958,395
California Fund	9,269,803	175,795,540	179,039,114	(6,382)	(400)	6,019,447
Georgia Fund	2,287,590	30,317,147	30,794,510	(1,131)	(47)	1,809,049
Maryland Fund	2,575,767	41,813,218	41,383,443	536	67	3,006,145
Massachusetts Fund	8,411,492	111,198,642	110,288,167	(3,742)	774	9,318,999
	Dividend Income	Capital Gain Distributions
Alabama Fund	$80,126	$—
Arkansas Fund	107,849	—
California Fund	561,998	—
Georgia Fund	94,520	—
Maryland Fund	119,673	—
Massachusetts Fund	318,909	—
90

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Municipal Series Trust and the Shareholders of MFS Alabama Municipal Bond Fund, MFS Arkansas Municipal Bond Fund, MFS California Municipal Bond Fund, MFS Georgia Municipal Bond Fund, MFS Maryland Municipal Bond Fund and MFS Massachusetts Municipal Bond Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of MFS Alabama Municipal Bond Fund, MFS Arkansas Municipal Bond Fund, MFS California Municipal Bond Fund, MFS Georgia Municipal Bond Fund, MFS Maryland Municipal Bond Fund and MFS Massachusetts Municipal Bond Fund (the “Funds”), including the portfolios of investments, as of March 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2024, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
May 15, 2024
We have served as the auditor of one or more of the MFS investment companies since 1924.
91

Trustees and Officers — Identification and Background
The Trustees and Officers of the Trust, as of May 1, 2024, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.)  The address of each Trustee and Officer is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.
Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds overseen by the Trustee	Principal Occupations During the Past Five Years	Other Directorships During the Past Five Years (j)
INTERESTED TRUSTEE
Michael W. Roberge (k) (age 57)	Trustee	January 2021	136	Massachusetts Financial Services Company, Chairman (since January 2021); Chief Executive Officer (since January 2017); Director; Chairman of the Board (since January 2022)	N/A
INDEPENDENT TRUSTEES
John P. Kavanaugh (age 69)	Trustee and Chair of Trustees	January 2009	136	Private investor	N/A
Steven E. Buller (age 72)	Trustee	February 2014	136	Private investor	N/A
John A. Caroselli (age 69)	Trustee	March 2017	136	Private investor; JC Global Advisors, LLC (management consulting), President (since 2015)	N/A
Maureen R. Goldfarb (age 69)	Trustee	January 2009	136	Private investor	N/A
Peter D. Jones (age 68)	Trustee	January 2019	136	Private investor	N/A
James W. Kilman, Jr. (age 63)	Trustee	January 2019	136	Burford Capital Limited (finance and investment management), Senior Advisor (since May 3, 2021), Chief Financial Officer (2019 - May 2, 2021); KielStrand Capital LLC (family office), Chief Executive Officer (since 2016)	Alpha-En Corporation, Director (2016-2019)
Clarence Otis, Jr. (age 68)	Trustee	March 2017	136	Private investor	VF Corporation, Director; Verizon Communications, Inc., Director; The Travelers Companies, Director
Maryanne L. Roepke (age 68)	Trustee	May 2014	136	Private investor	N/A
Laurie J. Thomsen (age 66)	Trustee	March 2005	136	Private investor	The Travelers Companies, Director; Dycom Industries, Inc., Director
Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds for which the Person is an Officer	Principal Occupations During the Past Five Years
OFFICERS
William T. Allen (k) (age 57)	Deputy Assistant Treasurer	April 2024	136	Massachusetts Financial Services Company, Vice President
Brian Balasco (k) (age 46)	Assistant Treasurer	April 2024	136	Massachusetts Financial Services Company, Vice President
Christopher R. Bohane (k) (age 50)	Assistant Secretary and Assistant Clerk	July 2005	136	Massachusetts Financial Services Company, Senior Vice President and Deputy General Counsel
92

Trustees and Officers - continued
Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds for which the Person is an Officer	Principal Occupations During the Past Five Years
James L. Byrne (k) (age 48)	Assistant Treasurer	April 2024	136	Massachusetts Financial Services Company, Vice President
John W. Clark, Jr. (k) (age 57)	Deputy Treasurer	April 2017	136	Massachusetts Financial Services Company, Vice President
David L. DiLorenzo (k) (age 55)	President	July 2005	136	Massachusetts Financial Services Company, Senior Vice President
Heidi W. Hardin (k) (age 56)	Secretary and Clerk	April 2017	136	Massachusetts Financial Services Company, Executive Vice President and General Counsel
Brian E. Langenfeld (k) (age 51)	Assistant Secretary and Assistant Clerk	June 2006	136	Massachusetts Financial Services Company, Vice President and Managing Counsel
Rosa E. Licea-Mailloux (k) (age 47)	Chief Compliance Officer	March 2022	136	Massachusetts Financial Services Company, Vice President (since 2018); Director of Corporate Compliance (2018-2021), Senior Director Compliance (2021-2022), Senior Managing Director of North American Compliance & Chief Compliance Officer (since March 2022)
Amanda S. Mooradian (k) (age 45)	Assistant Secretary and Assistant Clerk	September 2018	136	Massachusetts Financial Services Company, Vice President and Senior Counsel
Susan A. Pereira (k) (age 53)	Assistant Secretary and Assistant Clerk	July 2005	136	Massachusetts Financial Services Company, Vice President and Managing Counsel
Kasey L. Phillips (k) (age 53)	Treasurer	September 2012	136	Massachusetts Financial Services Company, Vice President
Matthew A. Stowe (k) (age 49)	Assistant Secretary and Assistant Clerk	October 2014	136	Massachusetts Financial Services Company, Vice President and Senior Managing Counsel
William B. Wilson (k) (age 41)	Assistant Secretary and Assistant Clerk	October 2022	136	Massachusetts Financial Services Company, Assistant Vice President and Senior Counsel
(h)	Date first appointed to serve as Trustee/Officer of an MFS Fund. Each Trustee has served continuously since appointment unless indicated otherwise. From January 2012 through December 2016, Mr. DiLorenzo served as Treasurer and of the Funds. From September 2012 through March 2024, Ms. Phillips served as Assistant Treasurer of the Funds. From April 2017 through March 2024, Mr. Clark served as Assistant Treasurer of the Funds.
(j)	Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).
(k)	“Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of a position with MFS. The address of MFS is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.
Each Trustee (other than Messrs. Jones, Kilman and Roberge) has been elected by shareholders and each Trustee and Officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal.  Mr. Roberge became a Trustee of the Funds on January 1, 2021 and Messrs. Jones and Kilman became Trustees of the Funds on January 1, 2019.  The Trust does not hold annual meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms.  Under the terms of the Board's retirement policy, an Independent Trustee shall retire at the end of the calendar year in which he or she reaches the earlier of 75 years of age or 15 years of service on the Board (or, in the case of any Independent Trustee who joined the Board prior to 2015, 20 years of service on the Board).
Messrs. Buller, Caroselli, Jones and Otis are members of the Trust’s Audit Committee.
Each of the Interested Trustees and certain Officers hold comparable officer positions with certain affiliates of MFS.
93

Trustees and Officers - continued
The Statement of Additional Information for a Fund includes further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

Investment Adviser	Custodian
Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199-7618	JPMorgan Chase Bank, NA 4 Metrotech Center New York, NY 11245
Distributor	Independent Registered Public Accounting Firm
MFS Fund Distributors, Inc. 111 Huntington Avenue Boston, MA 02199-7618	Deloitte & Touche LLP 200 Berkeley Street Boston, MA 02116
Portfolio Manager(s)
Michael Dawson
94

Statement Regarding Liquidity Risk Management Program
Each fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. Each fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of each fund. Liquidity risk is the risk that each fund could not meet requests to redeem shares issued by each fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2024 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2023 to December 31, 2023 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage each fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted each fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in each fund may be subject, can be found in each fund's prospectus.
95

Proxy Voting Policies and Information
MFS votes proxies on behalf of the funds pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how each fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Each fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of each fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about each fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing each fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
Each fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Federal Tax Information (unaudited)
The funds will notify shareholders of amounts for use in preparing 2024 income tax forms in January 2025. The following information is provided pursuant to provisions of the Internal Revenue Code.
Of the dividends paid from net investment income during the fiscal year, the following percentages were designated as exempt interest dividends for federal income tax purposes. If each fund has earned income on private activity bonds, a portion of the dividends paid may be considered a tax preference item for purposes of computing a shareholder’s alternative minimum tax.
Exempt Interest Dividends
Alabama Fund	99.69%
Arkansas Fund	99.10%
California Fund	100.00%
Georgia Fund	100.00%
Maryland Fund	100.00%
Massachusetts Fund	96.96%
The funds intend to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).
96

rev. 3/16
FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number and account balances
• Account transactions and transaction history
• Checking account information and wire transfer instructions
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MFS chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don't share
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes – information about your transactions and experiences	No	We don't share
For our affiliates' everyday business purposes – information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share
Questions?	Call 800-225-2606 or go to mfs.com.
97

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., and MFS Heritage Trust Company.
What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?	We collect your personal information, for example, when you
• open an account or provide account information
• direct us to buy securities or direct us to sell your securities
• make a wire transfer
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes – information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
• MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.
• MFS does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
• MFS doesn't jointly market.
Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.
98

Save paper with eDelivery.
MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.
To sign up:
1. Go to mfs.com.
2. Log in via MFS® Access.
3. Select eDelivery.
If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.
CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Annual Report
March 31, 2024
MFS® Municipal Series Trust
For the states of:
Mississippi, New York, North Carolina, Pennsylvania, South Carolina, Virginia, and West Virginia
MSTB-ANN

MFS® Municipal Series Trust
For the states of: Mississippi, New York, North Carolina, Pennsylvania, South Carolina, Virginia, and West Virginia
Contact information	back cover
The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

Portfolio Composition
MFS Mississippi Municipal Bond Fund
Portfolio structure (i)
Top five industries (i)
General Obligations - General Purpose	18.2%
General Obligations - Schools	13.5%
Universities - Colleges	11.9%
Single Family Housing - State	11.6%
Water & Sewer Utility Revenue	8.8%
Composition including fixed income credit quality (a)(i)
AAA	12.8%
AA	52.6%
A	19.4%
BBB	8.4%
BB	0.9%
Not Rated	6.8%
Cash & Cash Equivalents	(0.9)%
Portfolio facts
Average Duration (d)	7.3
Average Effective Maturity (m)	16.3 yrs.
Jurisdiction (i)
Mississippi	76.6%
Puerto Rico	5.3%
New York	3.0%
Massachusetts	2.8%
Illinois	2.0%
California	1.9%
Guam	1.5%
Virginia	1.1%
Alabama	1.0%
Texas	1.0%
South Carolina	0.8%
Arkansas	0.7%
Michigan	0.6%
Ohio	0.5%
New Jersey	0.5%
Pennsylvania	0.4%
Tennessee	0.4%
New Hampshire	0.3%
Colorado	0.2%
Iowa	0.1%
Wisconsin	0.1%
U.S. Virgin Islands	0.1%
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening feature (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of March 31, 2024.
The portfolio is actively managed and current holdings may be different.
1

Portfolio Composition - continued
MFS New York Municipal Bond Fund
Portfolio structure (i)
Top five industries (i)
Multi-Family Housing Revenue	16.5%
Healthcare Revenue - Hospitals	11.5%
Transportation - Special Tax	8.6%
Secondary Schools	6.1%
Airport Revenue	6.0%
Composition including fixed income credit quality (a)(i)
AAA	7.0%
AA	28.3%
A	21.2%
BBB	20.9%
BB	8.0%
B	1.2%
CCC	0.8%
C	0.7%
Not Rated	11.2%
Cash & Cash Equivalents	0.7%
Portfolio facts
Average Duration (d)	8.0
Average Effective Maturity (m)	19.6 yrs.
Jurisdiction (i)
New York	84.2%
Puerto Rico	5.3%
California	2.4%
Illinois	1.3%
Guam	1.2%
Alabama	1.1%
Colorado	0.8%
Ohio	0.5%
Wisconsin	0.5%
Tennessee	0.4%
Virginia	0.4%
New Hampshire	0.4%
Texas	0.2%
New Jersey	0.2%
Michigan	0.2%
Mississippi	0.1%
U.S. Virgin Islands	0.1%
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening feature (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of March 31, 2024.
The portfolio is actively managed and current holdings may be different.
2

Portfolio Composition - continued
MFS North Carolina Municipal Bond Fund
Portfolio structure (i)
Top five industries (i)
Universities - Colleges	12.7%
State & Local Agencies	12.3%
Healthcare Revenue - Hospitals	12.2%
Water & Sewer Utility Revenue	10.1%
Single Family Housing - State	9.9%
Composition including fixed income credit quality (a)(i)
AAA	4.6%
AA	48.3%
A	22.7%
BBB	12.3%
BB	1.2%
B	0.6%
Not Rated	9.7%
Cash & Cash Equivalents	0.6%
Portfolio facts
Average Duration (d)	7.6
Average Effective Maturity (m)	16.9 yrs.
Jurisdiction (i)
North Carolina	78.7%
Puerto Rico	3.8%
New York	2.7%
Illinois	2.2%
Alabama	1.4%
Texas	1.4%
California	1.3%
Pennsylvania	1.1%
Guam	1.1%
Virginia	1.0%
Maryland	0.7%
Tennessee	0.6%
New Jersey	0.6%
Ohio	0.5%
New Mexico	0.4%
South Carolina	0.4%
Georgia	0.4%
Wisconsin	0.3%
New Hampshire	0.3%
Michigan	0.3%
Connecticut	0.1%
Washington DC	0.1%
U.S. Virgin Islands (o)	0.0%
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening feature (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of March 31, 2024.
The portfolio is actively managed and current holdings may be different.
3

Portfolio Composition - continued
MFS Pennsylvania Municipal Bond Fund
Portfolio structure (i)
Top five industries (i)
Healthcare Revenue - Hospitals	15.6%
Universities - Colleges	14.0%
Water & Sewer Utility Revenue	8.9%
General Obligations - Schools	8.7%
Single Family Housing - State	7.9%
Composition including fixed income credit quality (a)(i)
AAA	1.8%
AA	29.3%
A	46.2%
BBB	11.1%
BB	3.5%
B	0.1%
CCC	1.2%
CC (o)	0.0%
Not Rated	6.9%
Cash & Cash Equivalents	(0.1)%
Portfolio facts
Average Duration (d)	7.4
Average Effective Maturity (m)	16.6 yrs.
Jurisdiction (i)
Pennsylvania	85.1%
Puerto Rico	3.3%
Illinois	1.7%
Alabama	1.5%
New York	1.2%
California	1.1%
South Carolina	1.1%
Tennessee	0.9%
Guam	0.8%
Texas	0.7%
New Jersey	0.6%
Ohio	0.5%
New Mexico	0.4%
New Hampshire	0.3%
Wisconsin	0.3%
Virginia	0.2%
Colorado	0.2%
Michigan	0.1%
Nevada	0.1%
U.S. Virgin Islands (o)	0.0%
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening feature (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of March 31, 2024.
The portfolio is actively managed and current holdings may be different.
4

Portfolio Composition - continued
MFS South Carolina Municipal Bond Fund
Portfolio structure (i)
Top five industries (i)
Water & Sewer Utility Revenue	15.5%
Healthcare Revenue - Hospitals	11.7%
Single Family Housing - State	9.0%
State & Local Agencies	8.6%
General Obligations - Schools	6.8%
Composition including fixed income credit quality (a)(i)
AAA	10.2%
AA	33.5%
A	39.1%
BBB	5.6%
BB	1.5%
CCC (o)	0.0%
CC (o)	0.0%
Not Rated	8.8%
Cash & Cash Equivalents	1.3%
Portfolio facts
Average Duration (d)	7.5
Average Effective Maturity (m)	17.4 yrs.
Jurisdiction (i)
South Carolina	77.7%
Puerto Rico	4.7%
Illinois	2.4%
New York	1.7%
Alabama	1.4%
Tennessee	1.1%
Pennsylvania	1.1%
Texas	1.0%
Virginia	1.0%
California	0.9%
Guam	0.8%
Maryland	0.8%
Arkansas	0.7%
North Carolina	0.7%
New Jersey	0.6%
Ohio	0.5%
Wisconsin	0.4%
New Hampshire	0.3%
Colorado	0.2%
Michigan	0.2%
Connecticut	0.1%
Washington DC	0.1%
U.S. Virgin Islands	0.1%
Indiana	0.1%
Nevada	0.1%
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening feature (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of March 31, 2024.
The portfolio is actively managed and current holdings may be different.
5

Portfolio Composition - continued
MFS Virginia Municipal Bond Fund
Portfolio structure (i)
Top five industries (i)
Healthcare Revenue - Hospitals	13.3%
Multi-Family Housing Revenue	12.1%
Universities - Colleges	9.6%
Water & Sewer Utility Revenue	8.9%
State & Local Agencies	8.9%
Composition including fixed income credit quality (a)(i)
AAA	15.5%
AA	48.2%
A	17.2%
BBB	8.6%
BB	2.1%
B	0.3%
CCC (o)	0.0%
CC	0.1%
Not Rated	7.6%
Cash & Cash Equivalents	0.4%
Portfolio facts
Average Duration (d)	7.0
Average Effective Maturity (m)	16.5 yrs.
Jurisdiction (i)
Virginia	75.7%
Washington DC	10.1%
Puerto Rico	4.3%
Illinois	1.7%
Texas	1.2%
Alabama	1.2%
New York	1.1%
Tennessee	0.7%
California	0.6%
New Jersey	0.5%
Guam	0.5%
South Carolina	0.4%
New Mexico	0.4%
Wisconsin	0.3%
New Hampshire	0.3%
Ohio	0.3%
Iowa	0.1%
Michigan	0.1%
Indiana	0.1%
U.S. Virgin Islands (o)	0.0%
Pennsylvania (o)	0.0%
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening feature (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of March 31, 2024.
The portfolio is actively managed and current holdings may be different.
6

Portfolio Composition - continued
MFS West Virginia Municipal Bond Fund
Portfolio structure (i)
Top five industries (i)
Healthcare Revenue - Hospitals	14.2%
Single Family Housing - State	12.3%
Water & Sewer Utility Revenue	10.8%
State & Local Agencies	9.5%
Universities - Colleges	9.0%
Composition including fixed income credit quality (a)(i)
AAA	13.9%
AA	29.7%
A	34.5%
BBB	10.0%
BB	0.6%
B (o)	0.0%
CCC (o)	0.0%
Not Rated	10.4%
Cash & Cash Equivalents	0.9%
Portfolio facts
Average Duration (d)	6.9
Average Effective Maturity (m)	17.0 yrs.
Jurisdiction (i)
West Virginia	79.6%
Puerto Rico	4.6%
New Jersey	2.8%
Alabama	1.5%
Illinois	1.4%
California	1.3%
U.S. Virgin Islands	1.1%
Virginia	1.1%
Guam	1.0%
New York	0.8%
North Carolina	0.7%
Arkansas	0.7%
Ohio	0.6%
Michigan	0.4%
Tennessee	0.4%
New Hampshire	0.3%
Texas	0.3%
Wisconsin	0.2%
Pennsylvania	0.2%
Mississippi	0.1%
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening feature (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of March 31, 2024.
The portfolio is actively managed and current holdings may be different.
7

Management Review
Summary of Results
For the twelve months ended March 31, 2024, the total return for the Class A shares, at net asset value, of the municipal bond funds of Mississippi, Pennsylvania, Virginia and West Virginia underperformed the return of the Bloomberg Municipal Bond Index, while the municipal bond funds of North Carolina, New York and South Carolina outperformed the same benchmark. The performance of the individual funds and the benchmark are set forth in the Performance Summary.
Market Environment
In response to the strongest inflationary episode in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although more work remains to be done before inflation returns to target. Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense as the US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy. The conflict in the Middle East has resulted in trade flow disruptions between Asia and Europe as shipping traffic was routed away from the Red Sea.
Although inflation has yet to reach central banks’ targets, policymakers have telegraphed their intentions to begin cutting rates in the months ahead. The prospects for easier monetary policy along with resilient global economic growth have been supportive factors for risky assets, such as equities and high-yield bonds. Long-term interest rates moderated during the latter half of the period, although rising government debt levels remained a concern over the medium term. Advancements in artificial intelligence and the adoption of novel weight-loss drugs were two areas of focus for investors during the period.
Amid this eventful backdrop, the investment grade municipal market generated positive returns over the period. Securities in the lower-rated investment grade credit quality tiers and longer duration assets outperformed. Yields rose across the tax-exempt municipal curve, most notably in the short (within two years) segment. A positive for income-oriented investors, the yield (yield-to-worst) on the investment grade municipal index ended the period at 3.49%, well above its 5 and 10-year average.
Factors Affecting Performance
Across all funds, exposure to the power sector, for which the benchmark has no exposure, most notably within “D” and “CC” rated(r) securities, weakened performance relative to the Bloomberg Municipal Bond Index. A longer duration(d) stance also weighed on relative returns across all funds, as interest rates generally rose over the reporting period.
On the positive side, exposure to both the state and health care sectors contributed to relative performance across all funds. From a quality perspective, exposure to non-rated securities, which are not held in the benchmark, strengthened relative results. Additionally, favorable bond selection within “AA” rated debt issuers, across all funds except the municipal bond fund of Pennsylvania, also benefited relative returns.
Respectfully,
Portfolio Manager(s)
Michael Dawson
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(r)	Securities rated “BBB”, “Baa”, or higher are considered investment grade; securities rated “BB”, “Ba”, or below are considered non-investment grade. Ratings are assigned to underlying securities utilizing ratings from Moody's, Fitch, and Standard & Poor's and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). For securities that are not rated by any of the rating agencies, the security is considered Not Rated.
The views expressed in this report are those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio’s current or future investments.
8

Performance Summary THROUGH 3/31/24
The following charts illustrate a representative class of each fund’s historical performance in comparison to its benchmark(s). Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Each fund's results have been compared to the Bloomberg Municipal Bond Index, a market capitalization-weighted index that measures the performance of the tax-exempt bond market. However, while this index is considered the benchmark for the performance of municipal bond funds, it is comprised of municipal bonds issued within the 50 states and the District of Columbia as well as U.S. territories and possessions such as Guam, Puerto Rico, and the Virgin Islands, while each of the funds invests a large percentage of its assets in municipal issuers of the state that is in the fund’s name. Benchmarks are unmanaged and may not be invested in directly. Benchmark returns do not reflect sales charges, commissions or expenses. (See Notes to Performance Summary.)
Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value fluctuate so your shares, when sold, may be worth more or less than the original cost; current performance may be lower or higher than quoted. The performance shown does not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the redemption of fund shares.
MFS Mississippi Municipal Bond Fund
Growth of a Hypothetical $10,000 Investment
Total Returns through 3/31/24
Average annual without sales charge
Share Class	Class Inception Date	1-yr	5-yr	10-yr	Life (t)
A	8/06/1992	2.42%	0.85%	2.08%	N/A
B	9/07/1993	1.88%	0.20%	1.42%	N/A
I	4/01/2016	2.64%	0.95%	N/A	1.38%
R6	8/01/2017	2.70%	1.01%	N/A	1.40%
Comparative benchmark(s)

Bloomberg Municipal Bond Index (f)	3.13%	1.59%	2.66%	N/A
Average annual with sales charge

A With Initial Sales Charge (4.25%)	(1.93)%	(0.02)%	1.64%	N/A
B With CDSC (Declining over six years from 4% to 0%) (v)	(2.11)%	(0.16)%	1.42%	N/A
CDSC – Contingent Deferred Sales Charge.
Class I and R6 shares do not have a sales charge.
(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.
9

Performance Summary  - continued
MFS New York Municipal Bond Fund
Growth of a Hypothetical $10,000 Investment
Total Returns through 3/31/24
Average annual without sales charge
Share Class	Class Inception Date	1-yr	5-yr	10-yr	Life (t)
A	6/06/1988	4.41%	1.04%	2.53%	N/A
B	9/07/1993	3.64%	0.28%	1.77%	N/A
C	12/11/2000	3.64%	0.28%	1.76%	N/A
I	4/01/2016	4.66%	1.28%	N/A	1.88%
R6	8/01/2017	4.97%	1.37%	N/A	1.81%
Comparative benchmark(s)

Bloomberg Municipal Bond Index (f)	3.13%	1.59%	2.66%	N/A
Average annual with sales charge

A With Initial Sales Charge (4.25%)	(0.03)%	0.16%	2.09%	N/A
B With CDSC (Declining over six years from 4% to 0%) (v)	(0.36)%	(0.08)%	1.77%	N/A
C With CDSC (1% for 12 months) (v)	2.64%	0.28%	1.76%	N/A
CDSC – Contingent Deferred Sales Charge.
Class I and R6 shares do not have a sales charge.
(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.
10

Performance Summary  - continued
MFS North Carolina Municipal Bond Fund
Growth of a Hypothetical $10,000 Investment
Total Returns through 3/31/24
Average annual without sales charge
Share Class	Class Inception Date	1-yr	5-yr	10-yr	Life (t)
A	10/31/1984	3.23%	1.08%	2.22%	N/A
B	9/07/1993	2.37%	0.33%	1.46%	N/A
C	1/03/1994	2.37%	0.33%	1.45%	N/A
I	4/01/2016	3.52%	1.34%	N/A	1.73%
R6	8/01/2017	3.59%	1.41%	N/A	1.75%
Comparative benchmark(s)

Bloomberg Municipal Bond Index (f)	3.13%	1.59%	2.66%	N/A
Average annual with sales charge

A With Initial Sales Charge (4.25%)	(1.16)%	0.21%	1.78%	N/A
B With CDSC (Declining over six years from 4% to 0%) (v)	(1.63)%	(0.04)%	1.46%	N/A
C With CDSC (1% for 12 months) (v)	1.37%	0.33%	1.45%	N/A
CDSC – Contingent Deferred Sales Charge.
Class I and R6 shares do not have a sales charge.
(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.
11

Performance Summary  - continued
MFS Pennsylvania Municipal Bond Fund
Growth of a Hypothetical $10,000 Investment
Total Returns through 3/31/24
Average annual without sales charge
Share Class	Class Inception Date	1-yr	5-yr	10-yr	Life (t)
A	2/01/1993	3.01%	1.25%	2.69%	N/A
B	9/07/1993	2.24%	0.49%	1.91%	N/A
I	4/01/2016	3.09%	1.34%	N/A	1.95%
R6	8/01/2017	3.16%	1.41%	N/A	1.91%
Comparative benchmark(s)

Bloomberg Municipal Bond Index (f)	3.13%	1.59%	2.66%	N/A
Average annual with sales charge

A With Initial Sales Charge (4.25%)	(1.37)%	0.38%	2.24%	N/A
B With CDSC (Declining over six years from 4% to 0%) (v)	(1.74)%	0.12%	1.91%	N/A
CDSC – Contingent Deferred Sales Charge.
Class I and R6 shares do not have a sales charge.
(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.
12

Performance Summary  - continued
MFS South Carolina Municipal Bond Fund
Growth of a Hypothetical $10,000 Investment
Total Returns through 3/31/24
Average annual without sales charge
Share Class	Class Inception Date	1-yr	5-yr	10-yr	Life (t)
A	10/31/1984	3.27%	0.83%	2.12%	N/A
B	9/07/1993	2.50%	0.09%	1.37%	N/A
I	4/01/2016	3.48%	1.07%	N/A	1.55%
R6	8/01/2017	3.54%	1.13%	N/A	1.57%
Comparative benchmark(s)

Bloomberg Municipal Bond Index (f)	3.13%	1.59%	2.66%	N/A
Average annual with sales charge

A With Initial Sales Charge (4.25%)	(1.12)%	(0.04)%	1.67%	N/A
B With CDSC (Declining over six years from 4% to 0%) (v)	(1.50)%	(0.29)%	1.37%	N/A
CDSC – Contingent Deferred Sales Charge.
Class I and R6 shares do not have a sales charge.
(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.
13

Performance Summary  - continued
MFS Virginia Municipal Bond Fund
Growth of a Hypothetical $10,000 Investment
Total Returns through 3/31/24
Average annual without sales charge
Share Class	Class Inception Date	1-yr	5-yr	10-yr	Life (t)
A	10/31/1984	2.99%	1.03%	2.26%	N/A
B	9/07/1993	2.23%	0.28%	1.49%	N/A
C	1/03/1994	2.23%	0.28%	1.49%	N/A
I	4/01/2016	3.24%	1.28%	N/A	1.72%
R6	8/01/2017	3.33%	1.36%	N/A	1.77%
Comparative benchmark(s)

Bloomberg Municipal Bond Index (f)	3.13%	1.59%	2.66%	N/A
Average annual with sales charge

A With Initial Sales Charge (4.25%)	(1.39)%	0.16%	1.81%	N/A
B With CDSC (Declining over six years from 4% to 0%) (v)	(1.77)%	(0.09)%	1.49%	N/A
C With CDSC (1% for 12 months) (v)	1.23%	0.28%	1.49%	N/A
CDSC – Contingent Deferred Sales Charge.
Class I and R6 shares do not have a sales charge.
(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.
14

Performance Summary  - continued
MFS West Virginia Municipal Bond Fund
Growth of a Hypothetical $10,000 Investment
Total Returns through 3/31/24
Average annual without sales charge
Share Class	Class Inception Date	1-yr	5-yr	10-yr	Life (t)
A	10/31/1984	3.08%	1.08%	2.19%	N/A
B	9/07/1993	2.31%	0.33%	1.43%	N/A
I	4/01/2016	3.22%	1.31%	N/A	1.71%
R6	8/01/2017	3.30%	1.40%	N/A	1.74%
Comparative benchmark(s)

Bloomberg Municipal Bond Index (f)	3.13%	1.59%	2.66%	N/A
Average annual with sales charge

A With Initial Sales Charge (4.25%)	(1.30)%	0.21%	1.75%	N/A
B With CDSC (Declining over six years from 4% to 0%) (v)	(1.69)%	(0.04)%	1.43%	N/A
CDSC – Contingent Deferred Sales Charge.
Class I and R6 shares do not have a sales charge.
(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.
Benchmark Definition(s)
Bloomberg Municipal Bond Index(a) – a market capitalization-weighted index that measures the performance of the tax-exempt bond market.
It is not possible to invest directly in an index.
(a)	Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Notes to Performance Summary
Average annual total return represents the average annual change in value for each share class for the periods presented. Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end date. As the fund's share classes may have different inception dates, the life returns may represent different time periods and may not be comparable. As a result, no comparative benchmark performance information is provided for life periods.
15

Performance Summary  - continued
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers each fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.
Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from amounts reported in the financial highlights.
A portion of the fund’s monthly distributions may be subject to state, federal, and/or alternative minimum tax. Capital gains, if any, are subject to a capital gains tax.
From time to time the funds may receive proceeds from litigation settlements, without which performance would be lower.
16

Expense Tables
Fund expenses borne by the shareholders during the period, October 1, 2023 through March 31, 2024
As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2023 through March 31, 2024.
Actual Expenses
The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
MFS MISSISSIPPI MUNICIPAL BOND FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/23	Ending Account Value 3/31/24	Expenses Paid During Period (p) 10/01/23-3/31/24
A	Actual	0.88%	$1,000.00	$1,076.36	$4.57
	Hypothetical (h)	0.88%	$1,000.00	$1,020.60	$4.45
B	Actual	1.53%	$1,000.00	$1,072.82	$7.93
	Hypothetical (h)	1.53%	$1,000.00	$1,017.35	$7.72
I	Actual	0.78%	$1,000.00	$1,076.97	$4.05
	Hypothetical (h)	0.78%	$1,000.00	$1,021.10	$3.94
R6	Actual	0.72%	$1,000.00	$1,077.27	$3.74
	Hypothetical (h)	0.72%	$1,000.00	$1,021.40	$3.64
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
17

Expense Tables - continued
MFS NEW YORK MUNICIPAL BOND FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/23	Ending Account Value 3/31/24	Expenses Paid During Period (p) 10/01/23-3/31/24
A	Actual	0.83%	$1,000.00	$1,096.20	$4.35
	Hypothetical (h)	0.83%	$1,000.00	$1,020.85	$4.19
B	Actual	1.58%	$1,000.00	$1,092.39	$8.26
	Hypothetical (h)	1.58%	$1,000.00	$1,017.10	$7.97
C	Actual	1.58%	$1,000.00	$1,091.17	$8.26
	Hypothetical (h)	1.58%	$1,000.00	$1,017.10	$7.97
I	Actual	0.58%	$1,000.00	$1,098.01	$3.04
	Hypothetical (h)	0.58%	$1,000.00	$1,022.10	$2.93
R6	Actual	0.52%	$1,000.00	$1,098.26	$2.73
	Hypothetical (h)	0.52%	$1,000.00	$1,022.40	$2.63
MFS NORTH CAROLINA MUNICIPAL BOND FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/23	Ending Account Value 3/31/24	Expenses Paid During Period (p) 10/01/23-3/31/24
A	Actual	0.84%	$1,000.00	$1,080.33	$4.37
	Hypothetical (h)	0.84%	$1,000.00	$1,020.80	$4.24
B	Actual	1.59%	$1,000.00	$1,076.49	$8.25
	Hypothetical (h)	1.59%	$1,000.00	$1,017.05	$8.02
C	Actual	1.59%	$1,000.00	$1,076.42	$8.25
	Hypothetical (h)	1.59%	$1,000.00	$1,017.05	$8.02
I	Actual	0.59%	$1,000.00	$1,082.68	$3.07
	Hypothetical (h)	0.59%	$1,000.00	$1,022.05	$2.98
R6	Actual	0.52%	$1,000.00	$1,083.05	$2.71
	Hypothetical (h)	0.52%	$1,000.00	$1,022.40	$2.63
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
18

Expense Tables - continued
MFS PENNSYLVANIA MUNICIPAL BOND FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/23	Ending Account Value 3/31/24	Expenses Paid During Period (p) 10/01/23-3/31/24
A	Actual	0.69%	$1,000.00	$1,077.89	$3.58
	Hypothetical (h)	0.69%	$1,000.00	$1,021.55	$3.49
B	Actual	1.44%	$1,000.00	$1,073.80	$7.47
	Hypothetical (h)	1.44%	$1,000.00	$1,017.80	$7.26
I	Actual	0.59%	$1,000.00	$1,079.10	$3.07
	Hypothetical (h)	0.59%	$1,000.00	$1,022.05	$2.98
R6	Actual	0.52%	$1,000.00	$1,078.18	$2.70
	Hypothetical (h)	0.52%	$1,000.00	$1,022.40	$2.63
MFS SOUTH CAROLINA MUNICIPAL BOND FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/23	Ending Account Value 3/31/24	Expenses Paid During Period (p) 10/01/23-3/31/24
A	Actual	0.84%	$1,000.00	$1,084.71	$4.38
	Hypothetical (h)	0.84%	$1,000.00	$1,020.80	$4.24
B	Actual	1.59%	$1,000.00	$1,081.72	$8.27
	Hypothetical (h)	1.59%	$1,000.00	$1,017.05	$8.02
I	Actual	0.59%	$1,000.00	$1,085.38	$3.08
	Hypothetical (h)	0.59%	$1,000.00	$1,022.05	$2.98
R6	Actual	0.53%	$1,000.00	$1,085.72	$2.76
	Hypothetical (h)	0.53%	$1,000.00	$1,022.35	$2.68
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
19

Expense Tables - continued
MFS VIRGINIA MUNICIPAL BOND FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/23	Ending Account Value 3/31/24	Expenses Paid During Period (p) 10/01/23-3/31/24
A	Actual	0.81%	$1,000.00	$1,083.63	$4.22
	Hypothetical (h)	0.81%	$1,000.00	$1,020.95	$4.09
B	Actual	1.56%	$1,000.00	$1,079.71	$8.11
	Hypothetical (h)	1.56%	$1,000.00	$1,017.20	$7.87
C	Actual	1.56%	$1,000.00	$1,079.65	$8.11
	Hypothetical (h)	1.56%	$1,000.00	$1,017.20	$7.87
I	Actual	0.56%	$1,000.00	$1,084.33	$2.92
	Hypothetical (h)	0.56%	$1,000.00	$1,022.20	$2.83
R6	Actual	0.48%	$1,000.00	$1,084.71	$2.50
	Hypothetical (h)	0.48%	$1,000.00	$1,022.60	$2.43
MFS WEST VIRGINIA MUNICIPAL BOND FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/23	Ending Account Value 3/31/24	Expenses Paid During Period (p) 10/01/23-3/31/24
A	Actual	0.87%	$1,000.00	$1,080.46	$4.53
	Hypothetical (h)	0.87%	$1,000.00	$1,020.65	$4.39
B	Actual	1.62%	$1,000.00	$1,076.45	$8.41
	Hypothetical (h)	1.62%	$1,000.00	$1,016.90	$8.17
I	Actual	0.62%	$1,000.00	$1,080.94	$3.23
	Hypothetical (h)	0.62%	$1,000.00	$1,021.90	$3.13
R6	Actual	0.55%	$1,000.00	$1,081.32	$2.86
	Hypothetical (h)	0.55%	$1,000.00	$1,022.25	$2.78
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
20

Portfolio of Investments
3/31/24
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
MFS Mississippi Municipal Bond Fund
Issuer	Shares/Par	Value ($)
Municipal Bonds – 99.2%
Airport Revenue – 1.5%
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2047	$60,000	$57,931
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2053	55,000	51,417
New York Transportation Development Corp. Special Facilities (LaGuardia Airport Terminal B Redevelopment Project), “A”, 5%, 7/01/2034	230,000	230,270
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), AGM, 5.125%, 6/30/2060	475,000	496,815
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	45,000	45,156
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	230,000	231,341
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	35,000	35,122
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	60,000	60,091
		$1,208,143
General Obligations - General Purpose – 17.9%
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$220,000	$195,876
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2035	50,000	54,172
Chicago, IL, General Obligation, “F”, 5.5%, 1/01/2042	135,000	135,571
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 5.625%, 7/01/2029	41,212	45,085
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 5.75%, 7/01/2031	40,029	45,093
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2033	37,958	37,811
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2035	66,803	65,494
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2037	29,283	28,258
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2041	39,814	37,441
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2046	128,406	117,739
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, “A”, 0%, 7/01/2024	6,174	6,113
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, “A”, 0%, 7/01/2033	48,848	32,047
Mississippi Development Bank Special Obligation, 5%, 10/01/2024	200,000	201,715
Mississippi Development Bank Special Obligation (Biloxi General Obligation), 4%, 3/01/2037	500,000	509,961
Mississippi Development Bank Special Obligation (Harrison County Coliseum), “A”, 5.25%, 1/01/2034	1,000,000	1,150,790
Mississippi Development Bank Special Obligation (Hattiesburg General Obligation), 4%, 2/01/2045	500,000	489,519
Mississippi Development Bank Special Obligation (Hattiesburg General Obligation), 5.25%, 2/01/2049	750,000	787,914
Mississippi Development Bank Special Obligation (Hinds County), 5%, 11/01/2032	500,000	495,121
Mississippi Development Bank Special Obligation (Hinds County), 4%, 11/01/2042	500,000	434,226
Mississippi Development Bank Special Obligation (Rankin County General Obligation Bond Project), 5%, 8/01/2034	350,000	388,295
Mississippi Development Bank Special Obligation (Rankin County), 5%, 3/01/2031	1,000,000	1,057,933
Mississippi Development Bank Special Obligation (Rankin County), 5%, 3/01/2032	1,000,000	1,057,722
Mississippi Development Bank Special Obligation (Tupelo Public Improvement), 5%, 9/01/2040	640,000	717,760
Mississippi Development Bank Special Obligation (Tupelo Public Improvement), 4%, 9/01/2044	275,000	271,038
Mississippi Development Bank Special Obligation (Vicksburg Sports Complex General Obligation Bond Project), BAM, 5%, 7/01/2048	1,000,000	1,038,529
Mississippi Development Bank Special Obligation Refunding, Taxable (Clay County Industrial Development Project), BAM, 2.955%, 3/01/2025	335,000	327,815
Pearl, MS, General Obligation Public Improvement, BAM, 4.75%, 9/01/2038	275,000	301,094
State of Illinois, General Obligation, 5.5%, 5/01/2039	150,000	165,055
State of Illinois, General Obligation, “B”, 5.5%, 5/01/2047	65,000	71,032
State of Mississippi, “A”, 5%, 11/01/2036 (Prerefunded 11/01/2026)	1,000,000	1,051,196
State of Mississippi, “B”, 5%, 12/01/2033 (Prerefunded 12/01/2026)	1,000,000	1,051,871
State of Mississippi, “B”, 3%, 10/01/2035	875,000	833,402
State of Mississippi, “D”, 4%, 12/01/2030	1,000,000	1,028,071
		$14,230,759
General Obligations - Schools – 13.3%
Little Rock, AR, School District & Construction, “A”, BAM, 3%, 2/01/2048	$700,000	$549,809
Mississippi Development Bank Special Obligation (Canton Public School District), AGM, 5%, 12/01/2031 (Prerefunded 12/01/2025)	500,000	514,693
Mississippi Development Bank Special Obligation (Clinton Public School District), 4%, 4/01/2036	500,000	513,058
21

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - Schools – continued
Mississippi Development Bank Special Obligation (Clinton Public School District), 4%, 4/01/2037	$500,000	$509,868
Mississippi Development Bank Special Obligation (Hinds County School District), 5%, 3/01/2043	450,000	467,360
Mississippi Development Bank Special Obligation (Jackson Public School District), BAM, 5.25%, 10/01/2037	1,000,000	1,077,877
Mississippi Development Bank Special Obligation (Jackson Public School District), BAM, 5.25%, 10/01/2038	460,000	493,963
Mississippi Development Bank Special Obligation (Meridian Public School District General Obligation Project), BAM, 4.125%, 4/01/2043	1,000,000	1,004,400
Mississippi Development Bank Special Obligation (Oxford School District), 4%, 4/01/2044	350,000	345,033
Mississippi Development Bank Special Obligation (Petal School District), AGM, 5%, 5/01/2049 (w)	1,000,000	1,069,742
Mississippi Development Bank Special Obligation (Rankin County), 4%, 6/01/2043	750,000	729,766
Mississippi Development Bank Special Obligation (Vicksburg Warren School District General Obligation Project), BAM, 5%, 3/01/2048	1,500,000	1,544,475
San Diego, CA, Unified School District (Election of 2008), Capital Appreciation, “C”, 0%, 7/01/2035	1,020,000	721,631
Sunflower County, MI, Consolidated School District, General Obligation, BAM, 4%, 6/01/2038	1,000,000	1,017,658
		$10,559,333
Healthcare Revenue - Hospitals – 7.7%
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2049	$20,000	$18,598
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2027	500,000	502,419
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	470,000	439,352
Mississippi Hospital Equipment & Facilities Authority Refunding Rev. (Baptist Memorial Health Care Corp.), “A-2”, 4.125%, 9/01/2036 (Put Date 8/28/2024)	1,000,000	998,036
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2044 (Put Date 9/01/2025)	500,000	504,700
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), “A”, 4%, 1/01/2040	1,000,000	966,686
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “IV”, 5%, 10/01/2037	1,500,000	1,595,860
New York Dormitory Authority Rev. (Norwell Health Obligated Group), “A”, 4.25%, 5/01/2052	505,000	489,514
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 4%, 4/15/2043	655,000	630,612
		$6,145,777
Industrial Revenue - Other – 0.7%
Mississippi Development Bank Special Obligation (Jackson County GOMESA Project), 3.625%, 11/01/2036 (n)	$500,000	$465,148
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 2.875%, 1/01/2041 (n)	100,000	71,859
		$537,007
Industrial Revenue - Paper – 1.2%
Warren County, MS, Environmental Improvement Rev. (International Paper Co. Project), “B”, 1.6%, 8/01/2027 (Put Date 6/16/2025)	$1,000,000	$971,778
Miscellaneous Revenue - Other – 1.7%
Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	$35,000	$36,028
Mississippi Development Bank Special Obligation (Itawamba Community College Capital Improvement Project), 5%, 10/01/2030	720,000	804,368
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	210,000	210,064
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5%, 12/31/2057	310,000	326,817
		$1,377,277
Multi-Family Housing Revenue – 1.4%
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	$241,220	$236,618
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development Bonds), “G”, FHA, 2.45%, 11/01/2045	650,000	458,803
Virginia Housing Development Authority, Rental Housing, “F”, 5.15%, 11/01/2048	385,000	401,719
		$1,097,140
Sales & Excise Tax Revenue – 5.3%
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), Capital Appreciation, “B-1”, AGM, 0%, 6/15/2044	$905,000	$373,079
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2030	5,000	5,355
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031	5,000	5,400
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	70,000	66,621
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	270,000	275,006
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/2029	750,000	850,726
22

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	$20,000	$20,175
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.75%, 7/01/2053	71,000	70,661
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	1,425,000	1,429,214
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	162,000	162,047
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	71,000	71,020
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	1,000	962
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	234,000	232,247
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	1,000	991
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	38,000	33,617
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	7,000	5,733
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	346,000	261,208
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	330,000	228,387
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	150,000	47,808
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	115,000	89,700
		$4,229,957
Single Family Housing - State – 11.4%
Mississippi Home Corp., Homeownership Mortgage Rev.., GNMA, 4.65%, 12/01/2054	$1,750,000	$1,747,833
Mississippi Home Corp., Single Family Mortgage Rev., “A”, GNMA, 5%, 6/01/2026	200,000	206,598
Mississippi Home Corp., Single Family Mortgage Rev., “A”, GNMA, 3%, 6/01/2050	445,000	428,774
Mississippi Home Corp., Single Family Mortgage Rev., “A”, GNMA, 3%, 12/01/2050	1,150,000	1,112,443
Mississippi Home Corp., Single Family Mortgage Rev., “A”, GNMA, 5.25%, 12/01/2053	1,000,000	1,049,755
Mississippi Home Corp., Single Family Mortgage Rev., “B”, GNMA, 2.875%, 12/01/2043	1,000,000	789,660
Mississippi Home Corp., Single Family Mortgage Rev., “B”, GNMA, 3%, 6/01/2051	835,000	806,392
Mississippi Home Corp., Single Family Mortgage Rev., “C”, GNMA, 3.95%, 12/01/2042	1,000,000	974,667
Mississippi Home Corp., Single Family Mortgage Rev., “C”, GNMA, 4.05%, 12/01/2047	1,000,000	951,315
Mississippi Home Corp., Single Family Mortgage Rev., “C”, GNMA, 4.65%, 12/01/2048	1,000,000	1,002,335
		$9,069,772
State & Local Agencies – 5.5%
Mississippi Development Bank Special Obligation (Montfort Jones Memorial Hospital Project), 5.75%, 5/01/2036	$500,000	$500,285
Mississippi Development Bank Special Obligation (Tupelo Public Improvement Rev. Project), 5%, 7/01/2049	1,500,000	1,566,312
Mississippi Development Bank Special Obligation Refunding, Taxable (Desoto County Highway Project), 2.358%, 1/01/2026	590,000	564,399
Warren County, MS, Certificates of Participation (Lease Purchase Jail Project), BAM, 6%, 9/01/2048	750,000	853,242
Warren County, MS, Certificates of Participation (Lease Purchase Jail Project), BAM, 6%, 9/01/2053	750,000	844,959
		$4,329,197
Student Loan Revenue – 0.6%
Iowa Student Loan Liquidity Corp. Rev., “B”, 3%, 12/01/2039	$10,000	$9,530
Iowa Student Loan Liquidity Corp. Rev., “C”, 3.5%, 12/01/2044	110,000	89,569
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	420,000	408,627
		$507,726
Tax - Other – 3.8%
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2035	$350,000	$372,633
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2045	60,000	63,357
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2048	150,000	167,153
State of Mississippi, Gaming Tax Rev., “A”, 4%, 10/15/2038	1,000,000	1,000,967
State of Mississippi, Gaming Tax Rev., “E”, 5%, 10/15/2030	1,000,000	1,018,754
Triborough Bridge & Tunnel Authority Rev., NY, Payroll Mobility Tax (MTA Bridges and Tunnels), ”C-3“, 3%, 5/15/2051	545,000	426,273
		$3,049,137
Tobacco – 0.9%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2048	$265,000	$245,958
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	185,000	174,948
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	295,000	276,078
		$696,984
23

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Toll Roads – 0.3%
Virginia Small Business Financing Authority Senior Lien Rev. (Elizabeth River Crossings Opco LLC Project), 3%, 1/01/2041	$280,000	$227,275
Universities - Colleges – 11.8%
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2051	$370,000	$315,838
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “I-1”, 5.2%, 1/01/2028	920,000	1,008,044
Medical Center, Educational Building Corp. Rev. (Colony Park Teaching Campus), “A”, 4%, 6/01/2053	1,000,000	942,442
Mississippi Development Bank Special Obligation (Northwest Mississippi Community College Improvement Project), 4%, 3/01/2050	435,000	401,274
Mississippi State University, Educational Building Corp. Refunding Rev. (Mississippi State University Facilities Refinancing), “A”, 4%, 8/01/2043	600,000	591,536
Mississippi State University, Educational Building Corp. Rev. (New Residence Hall and Facilities Refinancing), 4%, 8/01/2049	750,000	730,754
Mississippi State University, Educational Building Corp. Rev. (New Residence Hall and Facilities Refinancing), 5%, 8/01/2053	750,000	807,241
University of Mississippi Medical Center, Educational Building Corp. Rev. (New Facilities & Refinancing Project), “A”, 5%, 6/01/2042	1,250,000	1,290,991
University of Mississippi Medical Center, Educational Building Corp. Rev. (New Facilities & Refinancing Project), “A”, 4%, 6/01/2047	1,000,000	966,797
University of Mississippi Medical Center, Educational Building Corp. Rev. (New Facilities & Refinancing Project), “A”, 5%, 6/01/2047	1,250,000	1,280,167
University of Mississippi, Educational Building Corp. Rev. (New Facilities Project), 4.5%, 10/01/2052	1,000,000	1,007,511
		$9,342,595
Utilities - Investor Owned – 0.4%
Mississippi Business Finance Corp. Refunding Rev. (System Energy Resources, Inc. Project), 2.375%, 6/01/2044	$500,000	$313,059
Utilities - Municipal Owned – 2.6%
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2033	$315,000	$317,513
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	75,000	75,398
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	85,000	85,296
Mississippi Development Bank Special Obligation (Municipal Energy Agency Power Supply Project), AGM, 5%, 3/01/2035	500,000	514,776
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2020 (a)(d)	10,000	2,625
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2021 (a)(d)	90,000	23,625
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2022 (a)(d)	150,000	39,375
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	240,000	63,000
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	35,000	9,187
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	20,000	5,250
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	10,000	2,625
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	90,000	23,625
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/2024	80,000	79,726
Puerto Rico Electric Power Authority Rev., “SS”, AGM, 4.375%, 7/01/2030	15,000	14,527
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	40,000	10,500
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	40,000	10,500
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	5,000	1,313
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	120,000	31,500
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/2024	500,000	522,696
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 4.25%, 7/01/2027	60,000	58,717
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2030	105,000	103,564
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	10,000	9,890
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	10,000	2,625
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	15,000	3,938
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	60,000	15,750
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	65,000	17,062
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	20,000	5,250
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	60,000	15,750
Puerto Rico Electric Power Authority Rev., Taxable, “EEE”, 6.05%, 7/01/2032 (a)(d)	50,000	13,125
		$2,078,728
Utilities - Other – 2.4%
Black Belt Energy Gas District, AL, Gas Project Rev. (Project No. 8), “A”, 4%, 12/01/2052 (Put Date 12/01/2029)	$200,000	$197,898
California Community Choice Financing Authority, Clean Energy Project Rev., “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	460,000	484,733
Southeast Alabama Energy, Cooperative District Energy Supply Rev., “A-1”, 5.5%, 11/01/2053 (Put Date 1/01/2031)	560,000	606,437
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	265,000	283,181
Texas Municipal Power Agency, Transmission System Rev., AGM, 2%, 9/01/2033	355,000	290,665
		$1,862,914
24

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – 8.8%
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	$145,000	$147,852
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2029	30,000	30,079
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2035	30,000	30,079
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	120,000	125,196
Jackson County, MS, Utility Authority Rev. (Water and Wastewater Treatment System), AGM, 5%, 9/01/2040	2,000,000	2,024,267
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NPFG, 5%, 7/01/2032	25,000	25,046
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NPFG, 5%, 7/01/2036	30,000	30,039
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	35,000	35,052
Mississippi Development Bank Special Obligation (Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	750,000	752,574
Mississippi Development Bank Special Obligation (Meridian Combined Water and Sewer Rev. Project), BAM, 4%, 7/01/2045	1,305,000	1,264,739
Mississippi Development Bank Special Obligation (Meridian Combined Water and Sewer Rev. Project), BAM, 4%, 7/01/2050	1,500,000	1,412,985
West Rankin, MS, Utility Authority Rev., AGM, 5%, 1/01/2048 (Prerefunded 1/01/2028)	1,000,000	1,079,288
		$6,957,196
Total Municipal Bonds (Identified Cost, $80,970,851)		$78,791,754
Bonds – 0.3%
Consumer Services – 0.3%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$161,000	$152,094
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	272,762	85,238
Total Bonds (Identified Cost, $260,739)		$237,332
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $101,133)	$168,252	$97,250
Investment Companies (h) – 0.8%
Money Market Funds – 0.8%
MFS Institutional Money Market Portfolio, 5.38% (v) (Identified Cost, $589,470)	589,469	$589,587
Other Assets, Less Liabilities – (0.4)%		(295,234)
Net Assets – 100.0%		$79,420,689
See Portfolio Footnotes and Notes to Financial Statements
25

Portfolio of Investments – continued
MFS New York Municipal Bond Fund
Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.4%
Airport Revenue – 5.9%
Albany County, NY, Airport Authority Rev., “A”, 5%, 12/15/2043	$1,500,000	$1,572,413
New York Transportation Development Corp. Special Facilities (LaGuardia Airport Terminal B Redevelopment Project), “A”, 5%, 7/01/2034	900,000	901,057
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), 6%, 6/30/2054	1,000,000	1,108,242
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), AGM, 5.125%, 6/30/2060	2,000,000	2,091,851
New York Transportation Development Corp., Special Facilities Rev. (LaGuardia Airport, Terminal B Redevelopment), “A”, AGM, 4%, 7/01/2031	2,000,000	1,977,224
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 4%, 12/01/2040	1,500,000	1,426,989
Niagara, NY, Frontier Transportation Authority Rev. (Buffalo-Niagara International Airport), “A”, 5%, 4/01/2038	750,000	776,688
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	90,000	90,312
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	15,000	15,087
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	80,000	80,279
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	130,000	130,198
		$10,170,340
General Obligations - General Purpose – 5.1%
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$615,000	$547,562
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 5.625%, 7/01/2029	118,007	129,097
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 5.75%, 7/01/2031	114,620	129,120
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2033	108,689	108,268
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2035	184,514	180,899
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2037	83,850	80,914
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2041	114,004	107,210
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2046	354,563	325,110
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, “A”, 0%, 7/01/2024	17,681	17,505
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, “A”, 0%, 7/01/2033	139,873	91,765
Long Beach, NY, General Obligation, “B”, BAM, 4.625%, 7/15/2052	2,000,000	2,040,045
New York, NY, “B-1”, 3%, 10/01/2044	1,825,000	1,495,390
New York, NY, “J”, FGIC, 5.5%, 2/15/2026	5,000	5,008
New York, NY, General Obligation, “A”, 5%, 8/01/2051	1,500,000	1,607,571
Poughkeepsie, NY, Dutchess County Public Improvement, 5%, 6/01/2031	635,000	645,337
State of Illinois, General Obligation, 5.5%, 5/01/2039	215,000	236,580
State of Illinois, General Obligation, 5.75%, 5/01/2045	200,000	218,832
Yonkers, NY, General Obligation, “F”, BAM, 5%, 11/15/2042	750,000	831,640
		$8,797,853
Healthcare Revenue - Hospitals – 11.3%
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc. Project), 5%, 7/01/2026	$450,000	$436,506
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc. Project), 5%, 7/01/2027	300,000	287,407
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc. Project), 5%, 7/01/2029	590,000	552,365
California Health Facilities Financing Authority Rev. (Cedars-Sinai Health System), “A”, 5%, 8/15/2051	2,000,000	2,161,435
Dutchess County, NY, Local Development Corp. Rev. (Health Quest Systems, Inc. Project), 4%, 7/01/2041	1,605,000	1,556,636
Dutchess County, NY, Local Development Corp. Rev. (Health Quest Systems, Inc. Project), “A”, 5%, 7/01/2044 (Prerefunded 7/01/2024)	1,000,000	1,002,523
Jefferson County, NY, Civic Development Corp. Rev. (Samaritan Medical Center), “A”, 5%, 11/01/2037	2,000,000	1,955,910
Monroe County, NY, Industrial Development Corp. Rev. (Rochester General Hospital Project), 5%, 12/01/2046	2,000,000	2,020,101
New York Dormitory Authority Rev. (Montefiore Obligated Group), “A”, 4%, 9/01/2050	1,500,000	1,324,763
New York Dormitory Authority Rev. (Norwell Health Obligated Group), “A”, 4.25%, 5/01/2052	3,000,000	2,908,006
New York Dormitory Authority Rev. (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2035 (n)	800,000	739,261
Westchester County, NY, Health Care Corp. Rev., “B”, “C-2”, 6%, 11/01/2030	120,000	120,191
Westchester County, NY, Local Development Corp. Rev. (New York Blood Center Project), 5%, 7/01/2038	1,000,000	1,095,797
Westchester County, NY, Local Development Corp. Rev. (Westchester Medical Center Obligated Group Project), AGM, 5%, 11/01/2051	1,500,000	1,584,354
Westchester County, NY, Local Development Corp. Rev. (Westchester Medical Center Obligated Group Project), AGM, 5.75%, 11/01/2053	1,500,000	1,723,094
		$19,468,349
26

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – 2.6%
Brookhaven, NY, Local Development Corp. Rev. (Active Retirement Community, Inc. d/b/a/ Jefferson's Ferry Project), 5.25%, 11/01/2036	$1,000,000	$1,024,407
Brookhaven, NY, Local Development Corp. Rev. (Active Retirement Community, Inc. d/b/a/ Jefferson's Ferry Project), “A”, 4%, 11/01/2045	2,000,000	1,766,692
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Orchard Park CCRC, Inc. Project), 5%, 11/15/2037	750,000	754,825
Tompkins County, NY, Development Corp. Continuing Care Retirement Community Rev. (Kendal at Ithaca, Inc. Project), “A”, 5%, 7/01/2044	915,000	914,859
Ulster County, NY, Capital Resource Corp. Rev. (Woodland Pond at New Paltz Project), 4%, 9/15/2025	100,000	96,704
		$4,557,487
Industrial Revenue - Airlines – 5.7%
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 3%, 8/01/2031	$1,500,000	$1,410,707
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2031	1,000,000	1,000,076
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5.375%, 8/01/2036	1,035,000	1,092,720
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2034	1,000,000	1,035,872
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5.625%, 4/01/2040	3,500,000	3,818,098
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 4.375%, 10/01/2045	1,500,000	1,478,405
		$9,835,878
Industrial Revenue - Other – 0.2%
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3.625%, 1/01/2035 (n)	$200,000	$173,702
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 2.875%, 1/01/2041 (n)	255,000	183,239
		$356,941
Industrial Revenue - Paper – 0.2%
Build NYC Resource Corp. Solid Waste Disposal Rev. (Pratt Paper, Inc. Project), 4.5%, 1/01/2025 (n)	$350,000	$350,029
Miscellaneous Revenue - Other – 5.8%
Battery Park, NY, Authority Senior Rev., “A”, 5%, 11/01/2053	$2,000,000	$2,198,541
Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	90,000	92,642
New York City Convention Center Development Corp., Capital Appreciation, “B”, AGM, 0%, 11/15/2043	680,000	279,892
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	1,940,000	1,940,594
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “2”, 5.375%, 11/15/2040 (n)	1,500,000	1,504,752
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	2,585,000	2,585,261
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2034	750,000	567,014
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2036	1,000,000	757,076
		$9,925,772
Multi-Family Housing Revenue – 16.3%
Erie County, NY, Industrial Development Agency Multifamily (Westchester Park Preservation, L.P. Project), FNMA, 4.25%, 2/01/2041	$2,000,000	$1,941,828
Monroe County, NY, Industrial Development Agency Multifamily Mortgage (Andrews Terrace Community Partners, L.P. Project), “A”, FNMA, 4.72%, 1/01/2044	2,000,000	2,026,470
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	648,949	636,569
New York Housing Finance Agency Affordable Housing Rev. (Climate Bond), “B”, 3.7%, 11/01/2038	840,000	815,463
New York Housing Finance Agency Affordable Housing Rev., “A-2”, 2.5%, 11/01/2060 (Put Date 5/01/2027)	2,000,000	1,907,891
New York Housing Finance Agency Affordable Housing Rev., “F-1”, 5.1%, 11/01/2052	1,000,000	1,040,398
New York Housing Finance Agency Affordable Housing Rev., “F-1”, 5.15%, 11/01/2057	1,200,000	1,250,582
New York Housing Finance Agency Affordable Housing Rev., “G-1”, HUD Section 8, 4.625%, 11/01/2042	350,000	354,642
New York Housing Finance Agency Affordable Housing Rev., “G-1”, HUD Section 8, 4.8%, 11/01/2047	1,000,000	1,023,218
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (8 Spruce Street), “E”, 3.5%, 2/15/2048	276,686	275,612
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (8 Spruce Street), “F”, 4.5%, 2/15/2048	750,000	746,536
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development Bonds), “F-1”, 4.6%, 11/01/2042	1,000,000	1,010,336
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development Bonds), “F-1”, 4.75%, 11/01/2047	500,000	508,874
27

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Multi-Family Housing Revenue – continued
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development Bonds), “F-1”, 4.85%, 11/01/2052	$500,000	$510,559
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development Bonds), “D”, 4.3%, 11/01/2063 (Put Date 11/01/2028)	500,000	507,061
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development Bonds), “G”, FHA, 2.45%, 11/01/2045	2,500,000	1,764,627
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Neighborhood Bonds), “A-3-A”, 3.8%, 11/01/2039	1,870,000	1,808,110
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Neighborhood Bonds), “C-1-A”, 3.95%, 11/01/2048	2,610,000	2,456,333
New York, NY, Housing Development Corp., Multi-Family Housing Rev., “C-1”, 4.25%, 11/01/2052	2,500,000	2,401,776
New York, NY, Housing Development Corp., Multi-Family Housing Rev., “F-1”, 2.25%, 11/01/2041	1,535,000	1,091,281
Riverhead, NY, IDA Economic Job Development Corp. Multifamily (River Pointe Apartments Project), FNMA, 4.5%, 2/01/2041	2,000,000	2,010,369
Westchester County, NY, Industrial Development Agency, Multi-Family Housing Rev. (Armory Plaza Housing, L.P. Project),, 4.3%, 6/01/2046 (Put Date 5/01/2041)	2,000,000	1,980,279
		$28,068,814
Port Revenue – 2.2%
New York Liberty Development Corp., Liberty Refunding Rev. (1 World Trade Center Project), 2.75%, 2/15/2044	$2,000,000	$1,530,348
Port Authority of NY & NJ (221st Series), 4%, 7/15/2055	2,485,000	2,282,345
		$3,812,693
Sales & Excise Tax Revenue – 4.8%
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2030	$15,000	$16,066
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031	20,000	21,599
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	185,000	176,070
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	750,000	763,904
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	63,000	63,553
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.75%, 7/01/2053	200,000	199,046
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	3,599,000	3,609,642
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	451,000	451,130
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	210,000	210,060
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	4,000	3,847
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	635,000	630,243
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	3,000	2,972
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	103,000	91,120
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	17,000	13,924
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	942,000	711,150
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	904,000	625,642
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	416,000	132,589
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	545,000	425,100
Wisconsin Public Finance Authority Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (a)(d)(n)	255,000	198,900
		$8,346,557
Secondary Schools – 6.0%
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Charter School for Applied Technologies Project), “A”, 5%, 6/01/2035	$1,000,000	$1,029,448
Build NYC Resource Corp. Rev. (Academic Leadership Charter School Project), 4%, 6/15/2025	220,000	218,160
Build NYC Resource Corp. Rev. (Academic Leadership Charter School Project), 4%, 6/15/2029	320,000	308,677
Build NYC Resource Corp. Rev. (Academic Leadership Charter School Project), 4%, 6/15/2036	400,000	373,641
Build NYC Resource Corp. Rev. (Grand Concourse Academy Charter School Project), “A”, 5%, 7/01/2042	550,000	559,874
Build NYC Resource Corp. Rev. (Grand Concourse Academy Charter School Project), “A”, 5%, 7/01/2056	550,000	544,974
Build NYC Resource Corp. Rev. (International Leadership Charter School Project), 6%, 7/01/2043	750,000	750,111
Build NYC Resource Corp. Rev. (KIPP NYC Public Schools Facilities - Canal West Project), 5.25%, 7/01/2052	2,000,000	2,061,986
Build NYC Resource Corp. Rev. (New World Preparatory Charter School Project), “A”, 4%, 6/15/2031 (n)	350,000	331,462
Build NYC Resource Corp. Rev. (New World Preparatory Charter School Project), “A”, 4%, 6/15/2041 (n)	610,000	511,418
Build NYC Resource Corp. Rev. (New World Preparatory Charter School Project), “A”, 4%, 6/15/2051 (n)	1,265,000	958,028
Build NYC Resource Corp. Rev. (Packer Collegiate Institute Project), 5%, 6/01/2040	675,000	678,329
28

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Secondary Schools – continued
Nassau County, NY, Local Economic Assistance Corp., Education Rev. (Friends of Roosevelt Children's Academy Charter School, Inc. Project), “A”, 5%, 7/01/2055	$1,000,000	$980,203
Rensselaer County, NY, Industrial Development Agency, Civic Facility Rev. (Emma Willard School Refunding Project), 5%, 1/01/2034	200,000	202,088
Rensselaer County, NY, Industrial Development Agency, Civic Facility Rev. (Emma Willard School Refunding Project), 5%, 1/01/2035	325,000	328,296
Rensselaer County, NY, Industrial Development Agency, Civic Facility Rev. (Emma Willard School Refunding Project), 5%, 1/01/2036	565,000	570,564
		$10,407,259
Single Family Housing - State – 2.3%
New York Mortgage Agency Homeowner Mortgage Rev., “211”, 3.8%, 10/01/2048	$385,000	$350,836
New York Mortgage Agency Homeowner Mortgage Rev., “212”, AMT, 3.7%, 10/01/2033	335,000	332,504
New York Mortgage Agency Homeowner Mortgage Rev., “217”, 3.625%, 4/01/2039	355,000	335,525
New York Mortgage Agency Homeowner Mortgage Rev., “239”, 3.25%, 10/01/2051	890,000	860,191
New York Mortgage Agency Homeowner Mortgage Rev., “258”, 4.45%, 10/01/2044	1,000,000	996,239
New York Mortgage Agency Homeowner Mortgage Rev., “258”, 4.6%, 10/01/2049	1,000,000	1,003,701
		$3,878,996
State & Local Agencies – 1.8%
New York Dormitory Authority Rev., State Personal Income Tax Rev., 3%, 3/15/2050	$1,225,000	$948,209
Yonkers, NY, Industrial Development Agency, School Facility Rev. (New Community School Project), 5%, 5/01/2042	2,000,000	2,175,147
		$3,123,356
Tax - Other – 4.3%
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2035	$690,000	$734,620
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2045	135,000	142,553
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2048	325,000	362,163
Glen Cove, NY, Local Economic Assistance Corp. (Garvies Point Public Improvement Project), Capital Appreciation, “B”, 0%, 1/01/2045	1,870,000	522,641
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2036	100,000	101,866
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2046	300,000	297,076
New York, NY, Transitional Finance Authority Rev., “C-1”, 4%, 5/01/2045	1,800,000	1,765,812
Triborough Bridge & Tunnel Authority Rev., NY, Payroll Mobility Tax (MTA Bridges and Tunnels), “A-1”, 4%, 5/15/2046	3,350,000	3,272,871
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	165,000	160,880
		$7,360,482
Tobacco – 2.1%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2048	$695,000	$645,059
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	275,000	260,059
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	740,000	692,534
New York Counties Tobacco Trust II, 5.625%, 6/01/2035	5,000	5,090
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2035	1,000,000	1,040,039
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2036	1,000,000	1,036,032
		$3,678,813
Toll Roads – 1.3%
New York Thruway Authority General Rev., “P”, 5.25%, 1/01/2054	$2,000,000	$2,187,830
Transportation - Special Tax – 8.5%
Metropolitan Transportation Authority, NY, Refunding Rev. (Climate Bond Certified), “E”, 5%, 11/15/2033	$2,000,000	$2,229,820
Metropolitan Transportation Authority, NY, Refunding Rev. (Climate Bond Certified), “E”, 4%, 11/15/2045	1,340,000	1,283,725
Metropolitan Transportation Authority, NY, Transportation Refunding Green Rev. (Climate Bond Certified), BAM, 4%, 11/15/2048	2,000,000	1,909,342
Metropolitan Transportation Authority, NY, Transportation Rev., “A”, 4%, 11/15/2052	3,170,000	2,955,079
Metropolitan Transportation Authority, NY, Transportation Rev., “A-2”, FLR, 4.364% (67% of SOFR + 0.8%), 11/01/2032 (Put Date 4/01/2026)	1,500,000	1,498,156
Metropolitan Transportation Authority, NY, Transportation Rev., “B”, BAM, 5%, 11/15/2052	3,100,000	3,207,563
New Jersey Transportation Trust Fund Authority, “A”, 5%, 12/15/2039	185,000	198,501
New Jersey Transportation Trust Fund Authority, “CC”, 5.5%, 6/15/2050	125,000	138,451
New York Transportation Development Corp., Exempt Facility Rev. (State Thruway Service Areas Project), 4%, 10/31/2046	1,000,000	875,084
New York Transportation Development Corp., Exempt Facility Rev. (State Thruway Service Areas Project), 4%, 4/30/2053	435,000	364,228
		$14,659,949
29

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – 4.9%
Albany, NY, Capital Resource Corp. Rev. (Albany College of Pharmacy Project), “A”, 5%, 12/01/2033	$125,000	$125,731
Build NYC Resource Corp. Rev. (Albert Einstein School of Medicine, Inc.), 5.5%, 9/01/2045 (n)	980,000	981,794
Build NYC Resource Corp. Rev. (Manhattan College Project), 5%, 8/01/2047	2,000,000	2,010,206
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), “A”, 3%, 7/01/2051	3,000,000	2,150,103
Hempstead, NY, Local Development Corp. Rev. (Molloy College Project), 5%, 7/01/2038	185,000	186,513
New York Dormitory Authority, Institute of Technology Rev., 5.25%, 7/01/2049	1,500,000	1,628,026
Oneida County, NY, Local Development Corp. Rev. (Hamilton College Project), 5%, 7/01/2051	750,000	845,736
St. Lawrence County, NY, Industrial Development Agency, Civic Development Corp Rev., (Clarkson University), “B”, 5%, 9/01/2039	200,000	205,828
St. Lawrence County, NY, Industrial Development Agency, Civic Development Corp Rev., (Clarkson University), “B”, 5%, 9/01/2040	150,000	153,772
St. Lawrence County, NY, Industrial Development Agency, Civic Development Corp Rev., (Clarkson University), “B”, 5%, 9/01/2041	100,000	102,183
		$8,389,892
Universities - Dormitories – 0.6%
Onondaga County, NY, Trust for Cultural Resources Rev. (Abby Lane Housing Corp. Project), 5%, 5/01/2040	$1,000,000	$1,009,463
Utilities - Municipal Owned – 0.7%
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	$155,000	$155,822
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	180,000	180,626
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2020 (a)(d)	25,000	6,563
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2021 (a)(d)	265,000	69,562
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2022 (a)(d)	430,000	112,875
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	675,000	177,187
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	100,000	26,250
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	50,000	13,125
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	25,000	6,563
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	250,000	65,625
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	115,000	30,188
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	110,000	28,875
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	20,000	5,250
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	345,000	90,562
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	30,000	29,670
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	20,000	5,250
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	50,000	13,125
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	170,000	44,625
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	180,000	47,250
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	55,000	14,438
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	170,000	44,625
Puerto Rico Electric Power Authority Rev., Taxable, “EEE”, 6.05%, 7/01/2032 (a)(d)	140,000	36,750
		$1,204,806
Utilities - Other – 3.0%
Black Belt Energy Gas District, AL, Gas Project Rev. (Project No. 8), “A”, 4%, 12/01/2052 (Put Date 12/01/2029)	$525,000	$519,483
Black Belt Energy Gas District, AL, Gas Project Rev., “C-1”, 5.25%, 2/01/2053 (Put Date 6/01/2029)	1,265,000	1,337,201
California Community Choice Financing Authority, Clean Energy Project Rev., “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	1,210,000	1,275,058
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 11/15/2038	1,085,000	1,341,475
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	705,000	753,368
		$5,226,585
Water & Sewer Utility Revenue – 1.8%
Buffalo, NY, Municipal Water Finance Authority, Water System Rev., “A”, AGM, 4%, 7/01/2046	$1,500,000	$1,476,606
Great Neck North, NY, Water Authority System Rev., 3%, 11/01/2044	1,340,000	1,113,913
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	345,000	359,940
Mississippi Development Bank Special Obligation (Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	100,000	100,343
		$3,050,802
Total Municipal Bonds (Identified Cost, $171,575,081)		$167,868,946
30

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – 0.4%
Consumer Services – 0.4%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$415,000	$392,044
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	909,204	284,126
Total Bonds (Identified Cost, $750,456)		$676,170
Contingent Value Instruments – 0.2%
General Obligations - General Purpose – 0.2%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $289,586)	$481,776	$278,466
Investment Companies (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 5.38% (v) (Identified Cost, $1,289,878)	1,289,777	$1,290,035
Other Assets, Less Liabilities – 1.3%		2,228,042
Net Assets – 100.0%		$172,341,659
See Portfolio Footnotes and Notes to Financial Statements
31

Portfolio of Investments – continued
MFS North Carolina Municipal Bond Fund
Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.6%
Airport Revenue – 9.1%
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “A”, 5%, 7/01/2032	$1,245,000	$1,249,318
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “A”, 5%, 7/01/2039	1,000,000	1,083,139
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “A”, 4%, 7/01/2052	5,000,000	4,851,730
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 4%, 7/01/2037	1,000,000	1,003,605
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 4%, 7/01/2039	1,700,000	1,682,269
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 4%, 7/01/2040	2,000,000	1,975,114
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 4%, 7/01/2041	1,500,000	1,472,803
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 5%, 7/01/2041	2,155,000	2,337,811
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 5%, 7/01/2042	1,000,000	1,025,387
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 5%, 7/01/2042	2,300,000	2,484,672
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 5%, 7/01/2047	2,000,000	2,038,227
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 5%, 7/01/2049	2,500,000	2,578,313
Greater Asheville, NC, Regional Airport Authority System Rev., AGM, 5.25%, 7/01/2048	1,000,000	1,079,478
Greater Asheville, NC, Regional Airport Authority System Rev., AGM, 5.25%, 7/01/2053	4,000,000	4,275,737
Greater Asheville, NC, Regional Airport Authority System Rev., “A”, AGM, 5.5%, 7/01/2052	1,500,000	1,627,069
New York Transportation Development Corp. Special Facilities (LaGuardia Airport Terminal B Redevelopment Project), “A”, 5%, 7/01/2034	1,275,000	1,276,497
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), AGM, 5.125%, 6/30/2060	2,580,000	2,698,488
Raleigh-Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2036	2,000,000	2,079,214
Raleigh-Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2037	2,000,000	2,071,191
San Francisco, CA, City & County Airports Commission, International Airport Rev., “B”, 5%, 5/01/2046	1,445,000	1,460,793
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	175,000	175,607
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	195,000	196,137
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	150,000	150,523
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	240,000	240,365
		$41,113,487
General Obligations - General Purpose – 4.2%
Asheville, NC, General Obligation Refunding, 4%, 6/01/2039	$295,000	$309,961
Asheville, NC, General Obligation Refunding, 4%, 6/01/2041	500,000	515,956
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	1,030,000	917,054
Cartersville, GA, General Obligation, 2%, 10/01/2040	2,190,000	1,559,484
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2035	235,000	254,606
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2040	1,655,000	1,815,549
Chicago, IL, General Obligation, “F”, 5.5%, 1/01/2042	665,000	667,815
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 5.625%, 7/01/2029	201,638	220,587
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 5.75%, 7/01/2031	554,850	625,040
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2033	185,717	184,997
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2035	344,225	337,481
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2037	143,274	138,257
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2041	194,798	183,189
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2046	680,587	624,051
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, “A”, 0%, 7/01/2024	30,211	29,911
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, “A”, 0%, 7/01/2033	239,000	156,799
Durham County, NC, General Obligation Refunding, 4%, 6/01/2036	500,000	522,520
Durham County, NC, General Obligation Refunding, 4%, 6/01/2037	450,000	466,272
Durham County, NC, General Obligation Refunding, 4%, 6/01/2039	650,000	665,140
Granville County, NC, General Obligation, 5%, 10/01/2034	675,000	732,181
Granville County, NC, General Obligation, 5%, 10/01/2035	690,000	746,585
Howard County, MD, Metropolitan District Project, “B”, 3%, 8/15/2051	4,000,000	3,085,422
Lee County, NC, Limited Obligation, 3.25%, 5/01/2035	1,000,000	972,589
Lee County, NC, Limited Obligation, 4%, 5/01/2037	855,000	865,443
State of Illinois, General Obligation, 5.5%, 5/01/2039	375,000	412,639
State of Illinois, General Obligation, 5.75%, 5/01/2045	350,000	382,957
State of Illinois, General Obligation, “C”, 4%, 10/01/2040	685,000	671,354
State of Illinois, General Obligation, “C”, 4%, 10/01/2041	310,000	300,688
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2048	460,000	462,876
32

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - General Purpose – continued
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2052	$185,000	$184,967
		$19,012,370
General Obligations - Schools – 0.3%
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 4%, 12/01/2047	$1,510,000	$1,348,758
Healthcare Revenue - Hospitals – 12.0%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	$555,000	$528,154
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Atrium Health), “D”, 3.625%, 1/15/2048 (Put Date 6/15/2027)	2,500,000	2,491,902
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Atrium Health), “D”, 5%, 1/15/2049 (Put Date 12/01/2031)	3,910,000	4,408,525
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolinas Health Care System), “A”, 5%, 1/15/2036	3,000,000	3,238,118
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolinas Health Care System), “A”, 5%, 1/15/2040	3,000,000	3,051,634
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	2,480,000	2,318,282
New Hanover County, NC, Hospital Rev. (New Hanover Regional Medical Center), 5%, 10/01/2036 (Prerefunded 10/01/2027)	1,500,000	1,596,996
New Hanover County, NC, Hospital Rev. (New Hanover Regional Medical Center), 5%, 10/01/2047 (Prerefunded 10/01/2027)	2,425,000	2,581,811
New York Dormitory Authority Rev. (Norwell Health Obligated Group), “A”, 4.25%, 5/01/2052	4,685,000	4,541,336
North Carolina Medical Care Commission, Health Care Facilities Rev. (Novant Health Obligated Group), “A”, 4%, 11/01/2052	5,000,000	4,838,120
North Carolina Medical Care Commission, Health Care Facilities Rev. (Rex Healthcare), “A”, 5%, 7/01/2032	600,000	656,747
North Carolina Medical Care Commission, Health Care Facilities Rev. (Rex Healthcare), “A”, 5%, 7/01/2033	255,000	278,898
North Carolina Medical Care Commission, Health Care Facilities Rev. (Rex Healthcare), “A”, 4%, 7/01/2049	5,000,000	4,716,880
North Carolina Medical Care Commission, Health Care Facilities Rev. (Vidant Health), 5%, 6/01/2031 (Prerefunded 6/01/2025)	2,800,000	2,853,812
North Carolina Medical Care Commission, Health Care Facilities Rev. (Vidant Health), 5%, 6/01/2033 (Prerefunded 6/01/2025)	3,000,000	3,057,655
North Carolina Medical Care Commission, Health Care Facilities Rev. (Vidant Health), 5%, 6/01/2045	2,500,000	2,519,516
North Carolina Medical Care Commission, Health Care Facilities Rev. (Wake Forest Baptist Obligated Group), “A”, 5%, 12/01/2033	1,000,000	1,075,878
Surry County, NC, Northern Hospital District, Health Care Facilities Rev., 5%, 10/01/2027	150,000	151,932
Surry County, NC, Northern Hospital District, Health Care Facilities Rev., 5%, 10/01/2035	1,515,000	1,521,001
Surry County, NC, Northern Hospital District, Health Care Facilities Rev., 5%, 10/01/2038	1,065,000	1,032,645
University of North Carolina, Hospitals at Chapel Hill Rev., 5%, 2/01/2046	6,500,000	6,627,564
		$54,087,406
Healthcare Revenue - Long Term Care – 7.4%
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Deerfield Episcopal Retirement Community), 5%, 11/01/2037	$2,750,000	$2,805,992
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2036	1,000,000	907,656
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2042	2,000,000	1,664,850
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Pennybyrn at Maryfield), 5%, 10/01/2035	1,500,000	1,476,826
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), 5%, 10/01/2031	1,000,000	1,026,083
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), 5%, 10/01/2036	800,000	820,266
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), “A”, 5%, 10/01/2050	2,000,000	2,043,363
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Refunding Rev. (Plantation Village, Inc.), “A”, 4%, 1/01/2052	3,000,000	2,348,929
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Aldersgate), 5%, 7/01/2045	1,000,000	802,942
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Aldersgate), “A”, 5%, 7/01/2047	1,000,000	789,165
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Carolina Village Project), “B”, 5%, 4/01/2047	2,000,000	1,747,753
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Forest at Duke Project), 4%, 9/01/2041	830,000	716,777
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Forest at Duke Project), 4%, 9/01/2046	715,000	591,435
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Forest at Duke Project), 4%, 9/01/2051	1,100,000	878,291
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Friends Homes, Inc.), “A”, 4%, 9/01/2040	2,000,000	1,721,191
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Galloway Ridge), “A”, 5%, 1/01/2039	1,225,000	1,148,262
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Pennybyrn at Maryfield Project), “A”, 5%, 10/01/2050	1,500,000	1,325,676
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Salemtowne Project), 5.25%, 10/01/2037	1,500,000	1,428,897
33

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Sharon Towers), “A”, 5%, 7/01/2049	$2,000,000	$1,762,637
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Southminster), 5%, 10/01/2031	800,000	805,779
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Southminster), 5%, 10/01/2037	2,200,000	2,189,325
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Church Homes and Services), “A”, 5%, 9/01/2037 (Prerefunded 9/01/2024)	1,500,000	1,507,505
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes Project), “A”, 5.125%, 10/01/2054	2,000,000	2,055,731
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 5%, 10/01/2035	1,000,000	1,031,219
		$33,596,550
Human Services – 0.2%
North Carolina Capital Facilities Finance Agency Rev. (Arc of North Carolina Projects), “A”, 5%, 10/01/2034	$1,000,000	$1,002,222
Industrial Revenue - Other – 0.2%
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3.625%, 1/01/2035 (n)	$600,000	$521,105
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 2.875%, 1/01/2041 (n)	510,000	366,478
		$887,583
Miscellaneous Revenue - Other – 1.6%
Durham County, NC, Industrial Facilities & Pollution Control Financing Authority Rev. (Research Triangle Institute), 5%, 2/01/2025	$1,000,000	$1,011,887
Durham County, NC, Limited Obligation, “A”, 5%, 6/01/2041	1,000,000	1,132,791
Durham County, NC, Limited Obligation, “A”, 5%, 6/01/2042	1,000,000	1,128,046
Durham County, NC, Limited Obligation, “A”, 5%, 6/01/2043	875,000	982,488
Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	190,000	195,578
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	1,130,000	1,130,346
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5%, 12/31/2057	1,690,000	1,781,682
		$7,362,818
Multi-Family Housing Revenue – 1.6%
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	$1,304,395	$1,279,512
New Mexico Mortgage Finance Authority, Multi-Family Housing Rev. (Mountain View II & III Apartments Project), HUD Section 8, 5%, 2/01/2042 (Put Date 9/01/2025)	675,000	681,804
New Mexico Mortgage Finance Authority, Multi-Family Housing Rev. (Santa Fe Apartment & Sangre de Cristo Project), HUD Section 8, 5%, 2/01/2042 (Put Date 6/01/2025)	1,070,000	1,074,370
North Carolina Housing Finance Agency, Multi-Family Housing Rev. (Fitch Irick Portfolio), 5%, 4/01/2029 (Put Date 4/01/2028)	3,825,000	4,050,818
Puerto Rico Housing Finance Authority, Multi-Family Housing Collateralized Rev. (Mirador Las Casas Project), “B”, 5%, 3/01/2027 (Put Date 3/01/2026)	240,000	246,575
		$7,333,079
Sales & Excise Tax Revenue – 3.1%
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2030	$25,000	$26,777
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031	35,000	37,799
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	350,000	333,106
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	1,295,000	1,319,008
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	105,000	105,922
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.75%, 7/01/2053	336,000	334,397
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	7,015,000	7,035,743
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	635,000	635,183
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	348,000	348,100
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	9,000	8,655
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	154,000	152,847
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	7,000	6,934
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	174,000	153,930
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	31,000	25,391
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	1,584,000	1,195,819
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	1,515,000	1,048,503
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	718,000	228,843
34

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(n)	$880,000	$686,400
Wisconsin Public Finance Authority Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (a)(n)	485,000	378,300
		$14,061,657
Secondary Schools – 0.1%
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2056 (n)	$430,000	$386,985
Single Family Housing - State – 9.8%
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “C-1”, 4%, 11/15/2047	$640,000	$635,204
North Carolina Housing Finance Agency, Home Ownership Refunding Rev., “45”, GNMA, 3%, 7/01/2051	2,085,000	2,015,524
North Carolina Housing Finance Agency, Home Ownership Rev., “41”, FNMA, 3.55%, 7/01/2044	1,285,000	1,150,217
North Carolina Housing Finance Agency, Home Ownership Rev., “43”, GNMA, 2.95%, 7/01/2043	2,740,000	2,227,249
North Carolina Housing Finance Agency, Home Ownership Rev., “44”, 4%, 7/01/2050	3,275,000	3,248,314
North Carolina Housing Finance Agency, Home Ownership Rev., “48”, 3.75%, 7/01/2052	3,260,000	3,209,064
North Carolina Housing Finance Agency, Home Ownership Rev., “49”, 4.875%, 7/01/2042	1,195,000	1,240,695
North Carolina Housing Finance Agency, Home Ownership Rev., “49”, GNMA, 5%, 7/01/2047	4,980,000	5,057,920
North Carolina Housing Finance Agency, Home Ownership Rev., “49”, GNMA, 6%, 7/01/2053	1,470,000	1,563,822
North Carolina Housing Finance Agency, Home Ownership Rev., “50”, GNMA, 5.5%, 1/01/2054	4,980,000	5,312,445
North Carolina Housing Finance Agency, Home Ownership Rev., “51”, 4.5%, 1/01/2048	3,000,000	2,967,433
North Carolina Housing Finance Agency, Home Ownership Rev., “51”, 5.75%, 1/01/2054	3,995,000	4,255,200
North Carolina Housing Finance Agency, Home Ownership Rev., “52-A”, GNMA, 6.25%, 1/01/2055	4,000,000	4,365,325
North Carolina Housing Finance Agency, Home Ownership Rev., “53-A”, GNMA, 4.375%, 7/01/2044	3,000,000	3,006,067
North Carolina Housing Finance Agency, Home Ownership Rev., “53-A”, GNMA, 6.25%, 1/01/2055	3,500,000	3,841,992
		$44,096,471
State & Local Agencies – 12.1%
Buncombe County, NC, Limited Obligation, 4%, 6/01/2034	$1,700,000	$1,768,052
Buncombe County, NC, Limited Obligation, 4%, 6/01/2035	1,465,000	1,520,847
Cabarrus County, NC, Limited Obligation, 4%, 6/01/2034	1,000,000	1,026,587
Charlotte, NC, Convention Facility Projects, COP, “A”, 4%, 6/01/2049	2,500,000	2,439,810
Charlotte, NC, COP, 5%, 12/01/2034	1,000,000	1,094,133
Charlotte, NC, COP, 5%, 12/01/2035	2,000,000	2,177,436
Charlotte, NC, NASCAR Hall of Fame Public Facilities, COP, “C”, 3%, 6/01/2039	3,000,000	2,725,353
Charlotte, NC, Refunding COP (Transit Projects Phase II), “B”, 5%, 6/01/2026	1,250,000	1,275,402
Charlotte, NC, Refunding COP (Transit Projects), “A”, 3%, 6/01/2048	4,425,000	3,550,012
Chatham County, NC, Limited Obligation, 4%, 11/01/2037	1,750,000	1,795,775
Durham County, NC, Financing Corp. Limited Obligation, 4%, 10/01/2034	2,000,000	2,084,959
Durham County, NC, Financing Corp. Limited Obligation, 4%, 10/01/2035	1,240,000	1,289,400
Durham County, NC, Financing Corp. Limited Obligation, 4%, 10/01/2036	1,375,000	1,423,288
Durham County, NC, Limited Obligation, 4%, 4/01/2035	1,270,000	1,317,293
Durham County, NC, Limited Obligation, 4.5%, 10/01/2042	2,400,000	2,557,713
Durham County, NC, Limited Obligation, 4.5%, 10/01/2043	2,000,000	2,122,850
Mecklenburg County, NC, School General Obligation, 5%, 9/01/2024	1,250,000	1,257,335
Mooresville, NC, Limited Obligation, “A”, 3%, 10/01/2036	350,000	331,892
North Carolina Turnpike Authority, Triangle Expressway System Appropriation Refunding Rev., “A”, 4%, 1/01/2034	2,555,000	2,648,452
North Carolina Turnpike Authority, Triangle Expressway System Appropriation Rev., Capital Appreciation, 0%, 1/01/2043	3,500,000	1,534,757
North Carolina Turnpike Authority, Triangle Expressway System Appropriation Rev., Capital Appreciation, 0%, 1/01/2046	2,035,000	762,968
Onslow County, NC, Limited Obligation, 4%, 12/01/2040	500,000	507,847
Onslow County, NC, Limited Obligation, 4%, 12/01/2041	1,035,000	1,043,429
Onslow County, NC, Limited Obligation, 4%, 12/01/2042	500,000	502,014
Onslow County, NC, Limited Obligation, 4%, 12/01/2043	425,000	422,342
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2033	2,530,000	2,617,906
Scotland County, NC, Limited Obligation, 5%, 12/01/2033	210,000	226,250
Scotland County, NC, Limited Obligation, 5%, 12/01/2034	1,000,000	1,077,351
State of North Carolina, Limited Obligation, “A”, 5%, 5/01/2033	2,500,000	2,925,947
State of North Carolina, Limited Obligation, “A”, 5%, 5/01/2034	2,500,000	2,923,464
Wake County, NC, Limited Obligation, “A”, 5%, 4/01/2040	1,825,000	2,068,574
35

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
Wake County, NC, Limited Obligation, “A”, 5%, 4/01/2041	$1,625,000	$1,833,436
Wake County, NC, Limited Obligation, “B”, 5%, 4/01/2041	1,765,000	1,991,394
		$54,844,268
Student Loan Revenue – 1.7%
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	$2,305,000	$2,242,582
North Carolina Education Assistance Authority, Student Loan Rev., “A”, 5%, 6/01/2027	550,000	566,710
North Carolina Education Assistance Authority, Student Loan Rev., “A”, 5%, 6/01/2029	700,000	748,916
North Carolina Education Assistance Authority, Student Loan Rev., “A”, 3.125%, 6/01/2039	40,000	37,618
North Carolina Education Assistance Authority, Student Loan Rev., “A”, 5%, 6/01/2043	4,000,000	4,062,977
		$7,658,803
Tax - Other – 0.8%
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2035	$1,920,000	$2,044,160
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2045	285,000	300,945
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2048	670,000	746,614
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	305,000	297,383
		$3,389,102
Tax Assessment – 0.2%
Mooresville, NC, Special Assessment Rev., 5.375%, 3/01/2040 (n)	$1,000,000	$940,330
Tobacco – 0.8%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2048	$1,455,000	$1,350,446
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	1,030,000	974,038
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	1,545,000	1,445,899
		$3,770,383
Toll Roads – 4.8%
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2047	$2,000,000	$2,023,990
North Carolina Turnpike Authority, Triangle Expressway System Rev., 5%, 1/01/2040	2,000,000	2,076,349
North Carolina Turnpike Authority, Triangle Expressway System Rev., AGM, 5%, 1/01/2038	3,000,000	3,191,542
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Refunding Rev., AGM, 5%, 1/01/2036	1,975,000	2,130,695
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Rev., 5%, 1/01/2032	1,150,000	1,193,618
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Rev., AGM, 5%, 1/01/2039	2,600,000	2,692,044
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Rev., “A”, AGM, 5%, 1/01/2058	5,000,000	5,322,178
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Rev., Capital Appreciation, “B”, AGM, 0%, 1/01/2052	7,000,000	1,809,133
Virginia Small Business Financing Authority Senior Lien Rev. (Elizabeth River Crossings Opco LLC Project), 3%, 1/01/2041	1,505,000	1,221,603
		$21,661,152
Transportation - Special Tax – 0.7%
Metropolitan Transportation Authority, NY, Refunding Rev. (Climate Bond Certified), “E”, 4%, 11/15/2045	$2,605,000	$2,495,599
New Jersey Transportation Trust Fund Authority, “A”, 5%, 12/15/2039	260,000	278,975
New Jersey Transportation Trust Fund Authority, “CC”, 5.5%, 6/15/2050	250,000	276,902
		$3,051,476
Universities - Colleges – 12.5%
Appalachian State University, Millennial Campus Rev. (End Zone Project), 5%, 5/01/2044	$3,000,000	$3,147,435
Elizabeth City, NC, State University General Rev., AGM, 5%, 4/01/2040	3,155,000	3,313,273
North Carolina Agricultural & Technical State University General Rev., 5%, 10/01/2048	2,000,000	2,169,428
North Carolina Agricultural & Technical State University General Rev., 5%, 10/01/2052	2,000,000	2,153,544
North Carolina Agricultural & Technical State University General Rev., “A”, 5%, 10/01/2035	3,075,000	3,123,346
North Carolina Capital Facilities Finance Agency Refunding Rev. (Duke University), “B”, 5%, 10/01/2044	4,955,000	5,117,958
North Carolina Capital Facilities Finance Agency Rev. (Duke University), “B”, ETM, 5%, 10/01/2055 (Prerefunded 10/01/2025)	1,120,000	1,149,023
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Meredith College), 4%, 6/01/2034	1,370,000	1,373,323
North Carolina Central University Rev., 5%, 4/01/2044	3,265,000	3,371,942
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	115,000	115,095
36

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	$140,000	$140,276
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	735,000	740,402
University of North Carolina Board of Governors Rev., 4%, 4/01/2049	5,000,000	4,583,338
University of North Carolina, Asheville, Rev., 4%, 6/01/2039	1,450,000	1,463,526
University of North Carolina, Charlotte, Rev., “A”, 5%, 10/01/2038	1,110,000	1,204,570
University of North Carolina, Charlotte, Rev., “A”, 4%, 10/01/2045	4,415,000	4,338,679
University of North Carolina, Greensboro, Refunding Rev., 4%, 4/01/2036	1,750,000	1,782,568
University of North Carolina, Greensboro, Rev., 4%, 4/01/2034	1,000,000	1,023,249
University of North Carolina, Greensboro, Rev., 4%, 4/01/2035	1,000,000	1,020,574
University of North Carolina, School of Art General Rev., 4%, 2/01/2040	1,000,000	1,006,138
University of North Carolina, School of Art General Rev., 4%, 2/01/2045	2,825,000	2,768,614
University of North Carolina, Wilmington, Limited Obligation (Student Housing Projects), 5%, 6/01/2028	3,045,000	3,106,492
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “B”, 5.25%, 7/01/2035 (n)	195,000	195,941
Western Carolina University, NC, General Obligation Rev., 5%, 10/01/2043	3,700,000	3,845,699
Winston-Salem, NC, State University General Rev., AGM, 5%, 10/01/2042	2,470,000	2,605,892
Winston-Salem, NC, State University Student Housing Project Rev., 5%, 6/01/2029	1,550,000	1,551,589
		$56,411,914
Utilities - Municipal Owned – 0.6%
Greenville, NC, Utilities Commission Combined Enterprise System Rev., 5%, 8/01/2044	$300,000	$320,872
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2020 (a)(d)	40,000	10,500
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2021 (a)(d)	440,000	115,500
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2022 (a)(d)	720,000	189,000
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	1,125,000	295,312
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	175,000	45,938
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	85,000	22,313
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	40,000	10,500
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	415,000	108,937
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	195,000	51,188
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	190,000	49,875
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	35,000	9,188
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	585,000	153,562
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2029	525,000	518,571
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2030	425,000	419,188
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	50,000	49,450
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	35,000	9,188
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	80,000	21,000
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	265,000	69,562
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	305,000	80,062
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	95,000	24,938
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	300,000	78,750
Puerto Rico Electric Power Authority Rev., Taxable, “EEE”, 6.05%, 7/01/2032 (a)(d)	240,000	63,000
		$2,716,394
Utilities - Other – 3.8%
Black Belt Energy Gas District, AL, Gas Project Rev. (Project No. 8), “A”, 4%, 12/01/2052 (Put Date 12/01/2029)	$1,090,000	$1,078,547
Black Belt Energy Gas District, AL, Gas Project Rev., “C-1”, 5.25%, 2/01/2053 (Put Date 6/01/2029)	2,580,000	2,727,255
California Community Choice Financing Authority, Clean Energy Project Rev., “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	2,535,000	2,671,299
Fuquay-Varina, NC, Combined Utilities Rev., “A”, 5%, 2/01/2042	1,000,000	1,132,344
Fuquay-Varina, NC, Combined Utilities Rev., “A”, 5%, 2/01/2043	1,465,000	1,644,297
Fuquay-Varina, NC, Combined Utilities Rev., “A”, 5%, 2/01/2044	650,000	727,338
Patriots Energy Group Financing Agency, SC, Gas Supply Rev., “B-1”, 5.25%, 2/01/2054 (Put Date 3/01/2031)	1,600,000	1,733,691
Southeast Alabama Energy Authority Commodity Supply Rev. (Project No. 5), “A”, 5.25%, 1/01/2054 (Put Date 7/01/2029)	2,320,000	2,463,657
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	1,445,000	1,544,138
Tennessee Energy Acquisition Corp., Gas Project Rev., “A”, 5.25%, 9/01/2026	1,290,000	1,318,704
		$17,041,270
37

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – 10.0%
Brunswick, NC, Enterprise Systems Rev., 4.5%, 2/01/2049	$2,400,000	$2,482,119
Cabarrus County, NC, Water and Sewer Authority, Enterprise Systems Rev., 4%, 6/01/2049	4,000,000	3,915,934
Cape Fear, NC, Public Utility Authority, Water & Sewer System Rev., 5%, 6/01/2040 (Prerefunded 6/01/2024)	1,250,000	1,252,433
Clayton, NC, Water & Sewer System Rev., 5%, 8/01/2045	2,500,000	2,740,251
Clayton, NC, Water & Sewer System Rev., 4%, 8/01/2047	2,500,000	2,433,200
Fayetteville, NC, Public Works Commission Rev., 4%, 3/01/2051	2,500,000	2,420,593
Greensboro, NC, Enterprise System Rev., 5.25%, 6/01/2047	1,000,000	1,119,514
Greensboro, NC, Enterprise System Rev., 5.25%, 6/01/2048	3,990,000	4,457,025
Greenville, NC, Utilities Commission, Combined Enterprise System Rev., 4%, 12/01/2039	380,000	392,581
Greenville, NC, Utilities Commission, Combined Enterprise System Rev., 4%, 12/01/2041	300,000	305,987
Greenville, NC, Utilities Commission, Combined Enterprise System Rev., 4.125%, 12/01/2043	510,000	518,868
Greenville, NC, Utilities Commission, Combined Enterprise System Rev., 5%, 12/01/2046	525,000	577,527
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2040	1,325,000	1,372,850
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	1,000,000	1,019,667
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	605,000	631,199
Johnston County, NC, Water & Sewer System Rev., 4%, 4/01/2048	4,000,000	3,925,529
Johnston County, NC, Water & Sewer System Rev., 4%, 4/01/2053	5,000,000	4,828,154
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NPFG, 5%, 7/01/2032	95,000	95,173
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NPFG, 5%, 7/01/2036	115,000	115,150
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	140,000	140,210
Oak Island, NC, Enterprise System Rev., AGM, 5%, 6/01/2025	2,010,000	2,045,167
Oak Island, NC, Enterprise System Rev., AGM, 5%, 6/01/2028	500,000	528,176
Oak Island, NC, Enterprise System Rev., AGM, 5%, 6/01/2029	1,400,000	1,427,898
Oak Island, NC, Enterprise System Rev., AGM, 5%, 6/01/2031	1,600,000	1,631,063
Texas Water Development Board State Water Implementation Rev., “A”, 5%, 10/15/2058	1,360,000	1,469,472
Union County, NC, Enterprise System Rev., 3%, 6/01/2046	2,500,000	2,031,976
Winston-Salem, NC, Water & Sewer Systems Rev., 4%, 6/01/2034	700,000	718,611
Winston-Salem, NC, Water & Sewer Systems Rev., 4%, 6/01/2035	500,000	512,564
		$45,108,891
Total Municipal Bonds (Identified Cost, $449,924,416)		$440,883,369
Bonds – 0.3%
Consumer Services – 0.3%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$786,000	$742,521
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	1,545,648	483,015
Total Bonds (Identified Cost, $1,354,149)		$1,225,536
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $494,812)	$823,204	$475,812
Investment Companies (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 5.38% (v) (Identified Cost, $3,110,627)	3,110,624	$3,111,246
Other Assets, Less Liabilities – 1.3%		5,717,787
Net Assets – 100.0%		$451,413,750
See Portfolio Footnotes and Notes to Financial Statements
38

Portfolio of Investments – continued
MFS Pennsylvania Municipal Bond Fund
Issuer	Shares/Par	Value ($)
Municipal Bonds – 98.4%
Airport Revenue – 3.0%
Allegheny County, PA, Airport Authority Rev. (Pittsburgh International Airport), “A”, AGM, 5.5%, 1/01/2048	$1,000,000	$1,097,122
Allegheny County, PA, Airport Authority Rev. (Pittsburgh International Airport), “A”, AGM, 5.5%, 1/01/2053	1,000,000	1,086,932
Philadelphia, PA, Airport Refunding Rev., 5%, 7/01/2029	1,590,000	1,704,753
Philadelphia, PA, Airport Rev., “B”, 5%, 7/01/2034	750,000	782,021
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	55,000	55,191
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	65,000	65,379
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	45,000	45,157
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	80,000	80,121
		$4,916,676
General Obligations - General Purpose – 6.6%
Allegheny County, PA, Bethel Park School District General Obligation, 5.5%, 8/01/2048	$1,000,000	$1,131,905
Berks County, PA, Reading General Obligation, BAM, 5%, 11/01/2030	1,000,000	1,083,202
Berks County, PA, Reading General Obligation, BAM, 5%, 11/01/2031	1,000,000	1,083,553
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	350,000	311,620
Bucks County, PA, Northampton Township, General Obligation, 4%, 5/15/2043	1,000,000	1,001,123
Chicago, IL, General Obligation, “A”, 5%, 1/01/2025	220,000	222,005
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2040	600,000	658,205
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 5.625%, 7/01/2029	66,341	72,576
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 5.75%, 7/01/2031	245,437	276,485
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2033	61,103	60,866
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2035	116,918	114,627
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2037	47,139	45,488
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2041	64,091	60,272
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2046	234,653	215,161
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, “A”, 0%, 7/01/2024	9,939	9,840
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, “A”, 0%, 7/01/2033	78,634	51,589
Lancaster, PA, General Obligation, BAM, 5%, 11/01/2034	1,890,000	2,155,303
Penn Hills, PA, Capital Appreciation, “D”, 0%, 12/01/2032	595,000	423,550
Philadelphia, PA, Energy Authority City Service Agreement Rev. (Philadelphia Street Lighting Project), “A”, 5%, 11/01/2042	1,000,000	1,095,005
State of Illinois, General Obligation, 5.5%, 5/01/2039	125,000	137,546
State of Illinois, General Obligation, 5.75%, 5/01/2045	115,000	125,829
State of Illinois, General Obligation, “B”, 5.5%, 5/01/2047	130,000	142,065
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2048	165,000	166,031
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2052	65,000	64,989
		$10,708,835
General Obligations - Schools – 8.6%
Beaver County, PA, Aliquippa School District, General Obligation, BAM, 4%, 12/01/2041	$1,000,000	$1,005,036
Berks County, PA, Reading School District, AGM, 5%, 3/01/2038	1,000,000	1,031,695
Coatesville, PA, Area School District, General Obligation, AGM, 5%, 8/01/2024	970,000	973,058
Conneaut, PA, School District, Capital Appreciation, “B”, AGM, 0%, 11/01/2031	1,150,000	868,657
Erie, PA, City School District General Obligation, “A”, AGM, 4%, 4/01/2033	1,150,000	1,188,481
Luzerne County, PA, Wilkes-Barre Area School District, General Obligation, BAM, 4%, 4/15/2054	765,000	725,158
Luzerne County, PA, Wilkes-Barre Area School District, General Obligation, BAM, 5%, 4/15/2059	1,500,000	1,541,545
Montgomery County, PA, Springfield Township School District, General Obligation, 4%, 11/15/2037	1,500,000	1,507,736
Philadelphia, PA, School District General Obligation, “F”, 5%, 9/01/2038 (Prerefunded 9/01/2026)	5,000	5,230
Philadelphia, PA, School District General Obligation, “F”, 5%, 9/01/2038	1,495,000	1,518,319
Philadelphia, PA, School District, “A”, 5%, 9/01/2044	1,500,000	1,577,006
Scranton, PA, School District, “E”, BAM, 5%, 12/01/2034	1,000,000	1,062,352
Upper St. Clair Township, PA, School District General Obligation, “B”, 3.625%, 10/01/2039	1,000,000	947,602
		$13,951,875
Healthcare Revenue - Hospitals – 15.4%
Allegheny County, PA, Mt. Lebanon Hospital Authority Rev. (St. Clair Memorial Hospital), 5%, 7/01/2038	$1,000,000	$1,046,480
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 4%, 11/01/2038	500,000	259,532
Berks County, PA, Municipal Authority Rev. (Reading Hospital & Medical Center), “A”, 5%, 11/01/2040	1,600,000	829,164
Bucks County, PA, Industrial Development Authority, Hospital Rev. (St. Luke's University Health Network Project), 4%, 8/15/2044	1,000,000	972,445
39

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Bucks County, PA, St. Mary Hospital Authority Refunding Rev. (Trinity Health Credit Group), 5%, 12/01/2048 (Prerefunded 12/01/2028)	$665,000	$732,344
Bucks County, PA, St. Mary Hospital Authority Refunding Rev. (Trinity Health Credit Group), 5%, 12/01/2048	335,000	345,778
Centre County, PA, Hospital Authority Rev. (Mount Nittany Medical Center), 5%, 11/15/2041 (Prerefunded 11/15/2025)	850,000	872,008
Chester County, PA, Health & Education Facilities Authority Health System Rev. (Main Line Health System), “A”, 5%, 10/01/2052	1,750,000	1,790,345
Doylestown, PA, Hospital Authority Rev., “A”, 5%, 7/01/2049 (Prerefunded 7/01/2029)	100,000	109,985
Doylestown, PA, Hospital Authority Rev., “A”, 5%, 7/01/2049	900,000	845,906
DuBois, PA, Hospital Authority Rev. (Penn Highlands Healthcare), 5%, 7/15/2039	500,000	513,615
DuBois, PA, Hospital Authority Rev. (Penn Highlands Healthcare), 5%, 7/15/2040	1,000,000	1,023,143
DuBois, PA, Hospital Authority Rev. (Penn Highlands Healthcare), 5%, 7/15/2043	1,000,000	1,013,907
Fulton County, PA, Industrial Development Authority Hospital Rev. (Medical Center Project), 5%, 7/01/2040	500,000	407,775
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	900,000	841,312
Lancaster County, PA, Hospital Authority Rev. (University of Pennsylvania Health System), “A”, 5%, 8/15/2036	1,000,000	1,036,120
Lehigh County, PA, Hospital Authority Rev. (Lehigh Valley Health Network), “A”, 4%, 7/01/2039	1,000,000	996,983
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), “B”, 4%, 5/01/2042	2,000,000	1,964,155
Montour County, PA, Geisinger Authority Health System Rev., “A”, 4%, 4/01/2039	1,000,000	995,195
Montour County, PA, Geisinger Authority Health System Rev., “A-1”, 5%, 2/15/2045	1,000,000	1,020,157
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke's Hospital), “A”, 5%, 8/15/2048	500,000	512,478
Pennsylvania Economic Development Financing Authority, UPMC Rev., “A”, 4%, 5/15/2053	1,000,000	931,694
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), “A”, 5%, 9/01/2036	1,000,000	1,029,304
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), “A”, 5%, 9/01/2042	1,000,000	1,018,266
Philadelphia, PA, Hospitals and Higher Education Facilities Authority Rev. (Temple University Health System Obligated Group), “A”, 5%, 7/01/2034	500,000	511,635
Southcentral, PA, General Authority Rev. (WellSpan Health Obligated Group), 4%, 6/01/2044	1,000,000	958,104
Southcentral, PA, General Authority Rev. (WellSpan Health Obligated Group), “A”, 5%, 6/01/2044 (Prerefunded 6/01/2024)	1,000,000	1,001,449
Westmoreland County, PA, Industrial Development Authority, Health System Rev. (Excela Health Project), “A”, 4%, 7/01/2037	1,400,000	1,301,172
		$24,880,451
Healthcare Revenue - Long Term Care – 4.0%
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5.25%, 12/01/2045	$500,000	$344,730
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), “A”, 5%, 1/01/2039	140,000	142,294
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), “A”, ETM, 5%, 1/01/2039 (Prerefunded 1/01/2029)	95,000	103,702
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), “A”, ETM, 5%, 1/01/2039 (Prerefunded 1/01/2029)	765,000	835,079
East Hempfield Township, PA, Industrial Development Authority Rev. (Willow Valley Communities Project), 5%, 12/01/2039	750,000	756,235
Lancaster County, PA, Hospital Authority Health Center Rev. (Landis Homes Retirement Community Project), “A”, 5%, 7/01/2045	500,000	465,892
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2035	500,000	503,733
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2036	260,000	265,558
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2037	250,000	254,758
Lancaster County, PA, Hospital Authority Rev. (Brethren Village Project), 5.125%, 7/01/2037	500,000	478,851
Lancaster County, PA, Hospital Authority Rev. (Saint Anne's Retirement Community, Inc. Project), 5%, 3/01/2040	500,000	440,746
Lancaster County, PA, Hospital Authority Rev. (Saint Anne's Retirement Community, Inc. Project), 5%, 3/01/2045	500,000	421,410
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5.375%, 1/01/2050	400,000	354,046
Pennsylvania Economic Development Financing Authority Rev. (Presbyterian Senior Living Project), “B-1”, 5.25%, 7/01/2049	750,000	773,220
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2049	500,000	411,790
		$6,552,044
Industrial Revenue - Environmental Services – 2.2%
Blythe, PA, Solid Waste Authority Rev., 7.75%, 12/01/2037 (Prerefunded 12/01/2027)	$225,000	$252,714
California Municipal Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 4.25%, 12/01/2044 (Put Date 12/02/2024)	290,000	290,686
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 4.1%, 8/01/2045 (Put Date 5/01/2024)	2,000,000	1,999,163
40

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Environmental Services – continued
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A-2”, 4.6%, 10/01/2046 (Put Date 10/01/2026)	$1,000,000	$1,016,630
		$3,559,193
Industrial Revenue - Other – 0.7%
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Procter & Gamble), 5.375%, 3/01/2031	$1,000,000	$1,128,185
Miscellaneous Revenue - Other – 1.8%
Director of the State of Nevada, Department of Business & Industry Rev. (Brightline West Passenger Rail Project), “A”, 4%, 1/01/2050 (Put Date 1/30/2025)	$100,000	$99,673
Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	65,000	66,908
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	395,000	395,121
Pennsylvania Economic Development Authority Rev. (Capitol Region Parking System), AGM, 4%, 1/01/2041	1,300,000	1,301,682
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/2034	970,000	987,147
		$2,850,531
Multi-Family Housing Revenue – 2.0%
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	$458,747	$449,996
New Mexico Mortgage Finance Authority, Multi-Family Housing Rev. (Mountain View II & III Apartments Project), HUD Section 8, 5%, 2/01/2042 (Put Date 9/01/2025)	225,000	227,268
New Mexico Mortgage Finance Authority, Multi-Family Housing Rev. (Santa Fe Apartment & Sangre de Cristo Project), HUD Section 8, 5%, 2/01/2042 (Put Date 6/01/2025)	355,000	356,450
Pennsylvania Housing Finance Agency, Special Limited Obligation, Multi-Family Housing Development Rev. (Country Commons Apartments), FNMA, 3.6%, 8/01/2035	929,995	906,849
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “I”, 5%, 12/01/2058	1,250,000	1,250,616
		$3,191,179
Port Revenue – 0.2%
New York Liberty Development Corp., Liberty Refunding Rev. (1 World Trade Center Project), 2.75%, 2/15/2044	$300,000	$229,552
Sales & Excise Tax Revenue – 2.6%
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2030	$10,000	$10,711
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031	10,000	10,800
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	120,000	114,208
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	35,000	35,307
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.75%, 7/01/2053	124,000	123,408
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	1,979,000	1,984,852
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	243,000	243,070
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	116,000	116,033
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	1,000	962
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	364,000	361,273
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	2,000	1,981
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	55,000	48,656
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	9,000	7,372
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	524,000	395,587
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	509,000	352,269
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	227,000	72,350
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	195,000	152,100
Wisconsin Public Finance Authority Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (a)(d)(n)	205,000	159,900
		$4,190,839
Secondary Schools – 2.1%
Bucks County, PA, Industrial Development Authority Rev. (School Lane Charter School Project), “A”, 5.125%, 3/15/2046	$500,000	$489,834
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), “A”, 5%, 12/15/2047	500,000	491,098
Philadelphia, PA, Authority for Industrial Development Charter School Rev. (Tacony Academy School Project), 5.5%, 6/15/2043 (n)	500,000	507,894
Philadelphia, PA, Authority for Industrial Development Rev. (A String Theory Charter School Project), 5%, 6/15/2040 (n)	900,000	909,408
41

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Secondary Schools – continued
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “B”, 6%, 8/01/2051	$450,000	$459,053
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Community Charter School II Project), 5%, 8/01/2050	500,000	474,491
		$3,331,778
Single Family Housing - State – 7.7%
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 4.6%, 10/01/2049 (n)	$1,000,000	$993,335
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 6%, 10/01/2054 (n)	1,500,000	1,634,496
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “128A”, 3.65%, 10/01/2032	1,000,000	964,392
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135A”, 3%, 10/01/2051	1,445,000	1,407,775
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “141A”, 4.6%, 10/01/2043	1,000,000	1,013,633
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “141A”, 4.7%, 10/01/2046	1,000,000	1,009,651
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “134B”, 5%, 4/01/2025	500,000	503,661
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “134B”, 5%, 10/01/2025	300,000	303,824
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “134B”, 5%, 10/01/2026	1,545,000	1,579,876
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “141A”, 5.75%, 10/01/2053	1,450,000	1,536,535
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “142A”, 5.5%, 10/01/2053	1,485,000	1,564,608
		$12,511,786
State & Local Agencies – 3.9%
Chester County, PA, Health & Education Facilities Authority Rev. (Chester County Intermediate Unit Project), BAM, 5%, 4/01/2042	$1,375,000	$1,475,634
Chester County, PA, Health & Education Facilities Authority Rev. (Chester County Intermediate Unit Project), BAM, 5%, 4/01/2043	500,000	535,265
Chester County, PA, Health & Education Facilities Authority Rev. (Chester County Intermediate Unit Project), BAM, 5%, 4/01/2044	650,000	692,621
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2033	1,255,000	1,298,606
Philadelphia, PA, Authority for Industrial Development Rev. (Rebuild Project), 5%, 5/01/2037	250,000	267,076
Philadelphia, PA, Authority for Industrial Development Rev. (Rebuild Project), 5%, 5/01/2038	1,000,000	1,062,581
Philadelphia, PA, Redevelopment Authority City Agreement Rev., “A”, 5%, 4/15/2028	1,000,000	1,013,945
		$6,345,728
Student Loan Revenue – 3.4%
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	$820,000	$797,795
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2029	325,000	342,527
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2030	400,000	424,965
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 2.625%, 6/01/2042	875,000	755,901
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 4.5%, 6/01/2043	1,740,000	1,736,770
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 4%, 6/01/2044	945,000	922,966
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “B”, 5%, 6/01/2050	500,000	496,112
		$5,477,036
Tax - Other – 3.7%
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Refunding Rev., 5%, 5/01/2042	$1,000,000	$1,029,148
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5.375%, 5/01/2042 (n)	300,000	294,686
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Refunding Project), 5%, 5/01/2042 (n)	500,000	498,164
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2035	675,000	718,650
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2045	105,000	110,874
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2048	285,000	317,589
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2024	480,000	481,968
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2036	60,000	61,120
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2046	185,000	183,197
Lancaster County, PA, Convention Center Authority Hotel Room Rental Tax Rev., “B”, 4%, 5/01/2049	500,000	463,266
New York, NY, Transitional Finance Authority Rev., “C-1”, 4%, 5/01/2045	1,320,000	1,294,929
St. Clair County, AL, Board of Education, Special Tax School Warrants (15 Mill Moody Tax), “A”, BAM, 4.25%, 2/01/2052	500,000	501,089
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	105,000	102,378
		$6,057,058
Tax Assessment – 0.3%
Washington County, PA, Redevelopment Authority Refunding Rev. (Victory Centre Tax Increment Financing Project), 5%, 7/01/2035	$500,000	$502,314
Tobacco – 0.8%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2048	$540,000	$501,197
42

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tobacco – continued
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	$300,000	$283,700
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	540,000	505,363
		$1,290,260
Toll Roads – 0.9%
Pennsylvania Turnpike Commission Subordinate Rev., “A”, AGM, 4%, 12/01/2049	$1,500,000	$1,467,476
Transportation - Special Tax – 1.5%
New Jersey Transportation Trust Fund Authority, “A”, 5%, 12/15/2039	$85,000	$91,203
New Jersey Transportation Trust Fund Authority, “CC”, 5.5%, 6/15/2050	90,000	99,685
Southeastern Pennsylvania Transportation Authority Rev. (Asset Improvement Program), 5.25%, 6/01/2047	2,000,000	2,206,077
		$2,396,965
Universities - Colleges – 13.8%
Allegheny County, PA, Higher Education Building Authority Rev. (Duquesne University), “A”, 5%, 3/01/2032 (Prerefunded 3/01/2025)	$500,000	$506,995
Allegheny County, PA, Higher Education Building Authority Rev. (Duquesne University), “A”, 4%, 3/01/2041	2,000,000	2,013,887
Clemson University, SC, Athletic Facilities Rev., “A”, 3%, 5/01/2048	1,500,000	1,162,311
Commonwealth of Pennsylvania, State Public School Building Authority Lease Rev. (Montgomery County Community College), 5%, 5/01/2033 (Prerefunded 5/01/2025)	145,000	147,173
Commonwealth of Pennsylvania, State Public School Building Authority Lease Rev. (Montgomery County Community College), 5%, 5/01/2033	855,000	865,069
Erie, PA, Higher Education Building Authority Rev. (AICUP Financing Program-Gannon University Project), 4%, 5/01/2036	300,000	279,005
Erie, PA, Higher Education Building Authority Rev. (AICUP Financing Program-Gannon University Project), 4%, 5/01/2041	920,000	789,648
Indiana County, PA, Industrial Development Authority Refunding Rev. (Foundation for Indiana University of Pennsylvania Project), BAM, 4%, 5/01/2054	2,750,000	2,666,876
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), “B”, AGM, 3.125%, 5/01/2053	95,000	71,184
Montgomery County, PA, Industrial Development Authority Rev. (Germantown Academy Project), “A”, 4%, 10/01/2046	625,000	535,683
Northampton County, PA, General Purpose Authority College Rev. (Lafayette College), 4%, 11/01/2038	1,000,000	1,007,832
Northeastern, PA, Hospital & Education Authority College Rev. (King's College Project), 5%, 5/01/2049	1,000,000	925,341
Pennsylvania Economic Development Authority Rev. (Villanova University Project), 5%, 8/01/2049 (w)	1,000,000	1,102,105
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), “A”, AGM, 5%, 5/01/2046	1,750,000	1,850,577
Pennsylvania Higher Educational Facilities Authority Rev. (Duquesne University), “A”, 5%, 3/01/2039	750,000	788,412
Pennsylvania Higher Educational Facilities Authority Rev. (Widener University), “A”, 4%, 7/15/2051	1,250,000	1,028,137
Pennsylvania Public School Building Authority, College Rev. (Delaware County Community College Project), BAM, 5%, 10/01/2038	1,200,000	1,288,891
Pennsylvania State University, Tax-Exempt, “A”, 5.25%, 9/01/2052	3,000,000	3,290,080
Philadelphia, PA, Authority for Industrial Development University Rev. (Saint Joseph's University Project), 5.5%, 11/01/2060	1,000,000	1,067,026
University of Puerto Rico Rev., “P”, NPFG, 5%, 6/01/2025	25,000	25,025
Wilkes-Barre, PA, Finance Authority Rev. (University of Scranton), “A”, 5%, 11/01/2026	1,000,000	1,022,337
		$22,433,594
Universities - Dormitories – 0.6%
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2046 (Prerefunded 7/01/2024)	$1,000,000	$1,002,001
Utilities - Municipal Owned – 0.7%
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	$95,000	$95,504
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	105,000	105,365
Philadelphia, PA, Gas Works Rev., 5%, 8/01/2031	500,000	508,022
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2020 (a)(d)	15,000	3,938
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2021 (a)(d)	150,000	39,375
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2022 (a)(d)	245,000	64,312
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	390,000	102,375
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	55,000	14,438
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	25,000	6,563
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	15,000	3,938
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	140,000	36,750
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	65,000	17,062
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	65,000	17,063
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	10,000	2,625
43

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – continued
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	$200,000	$52,500
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	15,000	14,835
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	10,000	2,625
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	30,000	7,875
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	95,000	24,937
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	105,000	27,562
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	30,000	7,875
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	95,000	24,937
Puerto Rico Electric Power Authority Rev., Taxable, “EEE”, 6.05%, 7/01/2032 (a)(d)	80,000	21,000
		$1,201,476
Utilities - Other – 3.2%
Black Belt Energy Gas District, AL, Gas Project Rev., “C-1”, 5.25%, 2/01/2053 (Put Date 6/01/2029)	$935,000	$988,366
California Community Choice Financing Authority, Clean Energy Project Rev., “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	925,000	974,734
Patriots Energy Group Financing Agency, SC, Gas Supply Rev., “B-1”, 5.25%, 2/01/2054 (Put Date 3/01/2031)	550,000	595,956
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 11/15/2038	280,000	346,187
Southeast Alabama Energy Authority Commodity Supply Rev. (Project No. 5), “A”, 5.25%, 1/01/2054 (Put Date 7/01/2029)	845,000	897,323
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	520,000	555,676
Tennessee Energy Acquisition Corp., Gas Project Rev., “A-1”, 5%, 5/01/2053 (Put Date 5/01/2028)	825,000	851,790
		$5,210,032
Water & Sewer Utility Revenue – 8.7%
Allegheny County, PA, Sanitation Authority Sewer Rev., 5%, 6/01/2053	$1,000,000	$1,059,475
Allegheny County, PA, Sanitation Authority Sewer Rev., BAM, 5%, 12/01/2030	500,000	511,081
Bucks County, PA, Water & Sewer Authority, Sewer System Rev. “A”, AGM, 4.25%, 12/01/2047	2,000,000	1,986,390
Canonsburg-Houston, PA, Joint Authority Sewer Rev., “A”, 5%, 12/01/2040	1,000,000	1,020,052
Clairton, PA, Municipal Authority Sewer Rev., “B”, 5%, 12/01/2042	500,000	500,022
Erie, PA, Water Authority Rev., “A”, AGM, 5%, 12/01/2043	1,000,000	1,056,491
Erie, PA, Water Authority Rev., “A”, AGM, 4%, 12/01/2050	995,000	944,309
Erie, PA, Water Authority Rev., “D”, BAM, 4%, 12/01/2041	1,500,000	1,502,038
Florida Capital Region Water Sewer System Rev., 5%, 7/15/2042	1,000,000	1,034,815
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	205,000	213,877
Philadelphia, PA, Water & Wastewater Rev., “A”, 5%, 10/01/2037	1,000,000	1,051,680
Philadelphia, PA, Water & Wastewater Rev., “A”, 5%, 10/01/2038	1,000,000	1,066,067
Philadelphia, PA, Water & Wastewater Rev., “B”, AGM, 5.5%, 9/01/2053	1,000,000	1,129,340
Pittsburgh, PA, Water & Sewer System Authority Rev., “A”, AGM, 5%, 9/01/2048	1,000,000	1,079,692
		$14,155,329
Total Municipal Bonds (Identified Cost, $164,559,876)		$159,542,193
Bonds – 0.2%
Consumer Services – 0.2%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$270,000	$255,065
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	454,602	142,063
Total Bonds (Identified Cost, $436,113)		$397,128
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $162,799)	$270,845	$156,548
44

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 5.38% (v) (Identified Cost, $1,146,913)	1,146,944	$1,147,173
Other Assets, Less Liabilities – 0.6%		938,567
Net Assets – 100.0%		$162,181,609
See Portfolio Footnotes and Notes to Financial Statements
45

Portfolio of Investments – continued
MFS South Carolina Municipal Bond Fund
Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.0%
Airport Revenue – 3.2%
Charleston County, SC, Airport District Rev., 5%, 7/01/2038	$750,000	$813,076
Charleston County, SC, Airport District Rev., 5%, 7/01/2039	450,000	486,510
Charleston County, SC, Airport District Rev., 5%, 7/01/2043	1,250,000	1,335,018
Charleston County, SC, Airport District Rev., 5%, 7/01/2048	1,500,000	1,586,796
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2047	160,000	154,481
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2053	150,000	140,229
Horry County, SC, Airport Refunding Rev., 4%, 7/01/2040	2,070,000	2,082,174
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	90,000	90,312
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	10,000	10,058
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	75,000	75,261
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	120,000	120,182
		$6,894,097
General Obligations - General Purpose – 5.5%
Berkeley County, SC, General Obligation, 5%, 3/01/2033	$2,000,000	$2,334,619
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	475,000	422,913
Charleston, SC, Public Finance Corp., Installment Purchase Rev. (City of Charleston Project), 5%, 9/01/2039	750,000	859,478
Chicago, IL, General Obligation, “A”, 5%, 1/01/2025	325,000	327,961
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2040	785,000	861,152
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 5.625%, 7/01/2029	97,904	107,105
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 5.75%, 7/01/2031	330,093	371,851
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2033	90,173	89,824
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2035	170,651	167,308
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2037	69,565	67,129
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2041	94,583	88,947
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2046	349,365	320,343
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, “A”, 0%, 7/01/2024	14,669	14,523
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, “A”, 0%, 7/01/2033	116,044	76,132
Horry County, SC, Limited Obligation (Hospitality Fee & Local Accommodations Fee Pledge), 4.5%, 9/01/2052	2,000,000	2,035,060
Lancaster County, SC, General Obligation Refunding, 3%, 3/01/2039	725,000	657,342
Lancaster County, SC, Public Facilities Corp. Installment Purchase Rev. (Lancaster County Project), 5%, 6/01/2042	1,500,000	1,632,028
State of Illinois, General Obligation, 5.5%, 5/01/2039	190,000	209,070
State of Illinois, General Obligation, 5.75%, 5/01/2045	175,000	191,478
State of Illinois, General Obligation, “B”, 5.5%, 5/01/2047	165,000	180,313
State of Illinois, General Obligation, “C”, 4%, 10/01/2040	340,000	333,227
State of Illinois, General Obligation, “C”, 4%, 10/01/2041	150,000	145,494
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2048	210,000	211,313
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2052	85,000	84,985
		$11,789,595
General Obligations - Schools – 6.8%
Aiken County, SC, Consolidated School District Special Obligation, 4%, 6/01/2035	$275,000	$283,296
Aiken County, SC, Consolidated School District Special Obligation, 3.125%, 6/01/2041	1,400,000	1,241,221
Beaufort County, SC, School District, General Obligation , “C”, SCSDE, 4%, 3/01/2035	3,000,000	3,171,306
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 4%, 12/01/2047	770,000	687,777
Little Rock, AR, School District & Construction, “A”, BAM, 3%, 2/01/2048	1,925,000	1,511,976
Spartanburg County, SC, School District No. 4, General Obligation, “A”, SCSDE, 5%, 3/01/2047	2,000,000	2,176,889
Spartanburg County, SC, School District No. 4, General Obligation, “A”, SCSDE, 5.25%, 3/01/2052	3,000,000	3,310,007
Spartanburg County, SC, School District No. 7, General Obligation, “B”, SCSDE, 5%, 3/01/2048	2,000,000	2,107,240
		$14,489,712
Healthcare Revenue - Hospitals – 11.5%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	$255,000	$242,665
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2049	50,000	46,494
Doylestown, PA, Hospital Authority Rev., “A”, 4%, 7/01/2045	30,000	24,596
Greenwood County, SC, Hospital Facilities Refunding Rev. (Self Regional Healthcare), 4%, 10/01/2036	1,975,000	2,003,572
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	1,290,000	1,205,881
46

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Lexington County, SC, Health Services District, Inc., Hospital Rev., 4%, 11/01/2031	$1,000,000	$1,023,738
Lexington County, SC, Health Services District, Inc., Hospital Rev., 4%, 11/01/2032	1,000,000	1,022,382
New York Dormitory Authority Rev. (Norwell Health Obligated Group), “A”, 4.25%, 5/01/2052	1,405,000	1,361,916
North Carolina Medical Care Commission, Health Care Facilities Rev. (Rex Healthcare), “A”, 4%, 7/01/2049	1,580,000	1,490,534
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Anderson Area Medical Center Inc.), 5%, 2/01/2038 (Prerefunded 2/01/2026)	295,000	304,210
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Anderson Area Medical Center Inc.), 5%, 2/01/2038	1,205,000	1,227,236
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Bon Secours Mercy Health, Inc.), “A”, 4%, 12/01/2044	285,000	277,706
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Bon Secours Mercy Health, Inc.), “A”, 5%, 12/01/2046	2,000,000	2,104,698
South Carolina Jobs & Economic Development Authority, Hospital Rev. (AnMed Health), 4.25%, 2/01/2048	2,000,000	2,009,017
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Conway Hospital, Inc.), 5.25%, 7/01/2047	2,000,000	2,035,918
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2037	500,000	503,262
South Carolina Jobs & Economic Development Authority, Hospital Rev. (McLeod Health Projects), 4%, 11/01/2048	2,000,000	1,881,673
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Prisma Health Obligated Group), 5%, 5/01/2037	2,000,000	2,091,775
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 4%, 4/15/2043	3,340,000	3,215,641
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, AGM, 4%, 4/15/2036	450,000	460,575
		$24,533,489
Healthcare Revenue - Long Term Care – 2.1%
South Carolina Jobs & Economic Development Authority Rev. (Bishop Gadsden Episcopal Retirement Community), “A”, 5%, 4/01/2049	$1,250,000	$1,191,727
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5%, 5/01/2043	750,000	629,396
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5.125%, 5/01/2048	250,000	206,333
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), “B”, 5%, 5/01/2042	750,000	637,705
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Wesley Commons), 5%, 10/01/2036 (n)	1,000,000	955,234
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (Episcopal Home at Still Hopes), 5%, 4/01/2047	1,000,000	868,284
		$4,488,679
Industrial Revenue - Other – 0.1%
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3.625%, 1/01/2035 (n)	$100,000	$86,851
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 2.875%, 1/01/2041 (n)	260,000	186,832
		$273,683
Industrial Revenue - Paper – 0.1%
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	$100,000	$100,207
Miscellaneous Revenue - Other – 1.3%
Director of the State of Nevada, Department of Business & Industry Rev. (Brightline West Passenger Rail Project), “A”, 4%, 1/01/2050 (Put Date 1/30/2025)	$100,000	$99,673
Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	100,000	102,936
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	575,000	575,176
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5%, 12/31/2057	795,000	838,128
Saxe Gotha-Lexington, SC, Public Facilities Corp. Rev. (Icehouse Development Project), 5.5%, 5/03/2024	1,145,000	1,146,712
		$2,762,625
Multi-Family Housing Revenue – 1.7%
Greenville, SC, Housing Authority, Multi-Family Housing Rev. (Cherokee Landing Apartments Project), FNMA, 5%, 7/01/2027 (Put Date 7/01/2026)	$1,000,000	$1,023,006
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	662,901	650,255
South Carolina Housing & Finance Development Authority Multi-Family Mortgage (Edgewood Place Apartments), “A”, FNMA, 4.8%, 7/01/2045	2,000,000	2,005,001
		$3,678,262
47

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Port Revenue – 6.6%
Port Authority of NY & NJ (221st Series), 4%, 7/15/2045	$1,820,000	$1,741,000
South Carolina Ports Authority Rev., 5%, 7/01/2028	300,000	305,032
South Carolina Ports Authority Rev., 5%, 7/01/2029	450,000	457,581
South Carolina Ports Authority Rev., 5%, 7/01/2033 (Prerefunded 7/01/2025)	500,000	508,571
South Carolina Ports Authority Rev., 5%, 7/01/2036	3,000,000	3,150,426
South Carolina Ports Authority Rev., 4%, 7/01/2055	2,000,000	1,825,054
South Carolina Ports Authority Rev., 5.25%, 7/01/2055 (Prerefunded 7/01/2025)	3,000,000	3,060,489
South Carolina Ports Authority Rev., “B”, 5%, 7/01/2044	3,000,000	3,089,740
		$14,137,893
Sales & Excise Tax Revenue – 4.4%
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), Capital Appreciation, “B-1”, AGM, 0%, 6/15/2044	$2,485,000	$1,024,421
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2030	15,000	16,066
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031	20,000	21,599
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	190,000	180,829
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	49,000	49,430
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.75%, 7/01/2053	158,000	157,246
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	5,599,000	5,615,556
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	299,000	299,086
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	163,000	163,047
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	4,000	3,847
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	71,000	70,468
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	3,000	2,972
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	79,000	69,888
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	14,000	11,467
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	725,000	547,329
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	695,000	480,997
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	327,000	104,222
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	510,000	397,800
Wisconsin Public Finance Authority Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (a)(d)(n)	270,000	210,600
		$9,426,870
Secondary Schools – 0.6%
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2049 (n)	$250,000	$233,701
South Carolina Jobs & Economic Development Authority, Educational Facilities Rev. (Green Charter Schools Project), “A”, 4%, 6/01/2056 (n)	1,400,000	945,518
		$1,179,219
Single Family Housing - State – 8.9%
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “C-1”, 4%, 11/15/2047	$310,000	$307,677
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “A”, GNMA, 4.45%, 9/01/2043	1,195,000	1,194,785
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “A”, GNMA, 4.5%, 9/01/2046	400,000	401,464
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 3.75%, 7/01/2043	265,000	246,645
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 3.8%, 1/01/2049	250,000	226,285
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 3%, 1/01/2052	2,680,000	2,586,501
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 4.95%, 7/01/2053	980,000	999,767
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 5.75%, 1/01/2054	2,955,000	3,199,383
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 6.25%, 7/01/2054	2,000,000	2,234,000
South Carolina Housing Finance & Development Authority Mortgage Rev., “B”, 4.2%, 7/01/2042	1,985,000	1,929,305
South Carolina Housing Finance & Development Authority Mortgage Rev., “B”, 3.25%, 1/01/2052	2,125,000	2,070,794
South Carolina Housing Finance & Development Authority Mortgage Rev., “B”, 4.9%, 7/01/2053	1,355,000	1,377,735
South Carolina Housing Finance & Development Authority Mortgage Rev., “B”, 6%, 1/01/2054	1,995,000	2,192,421
		$18,966,762
48

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – 8.5%
Dillon County, SC, School Facilities Corp., 5%, 12/01/2033	$1,705,000	$1,845,332
Dorchester County, SC, Summers Corner Improvement District Assessment Rev., 5.5%, 10/01/2051	1,000,000	986,148
Greenville, SC, Building Equity Sooner for Tomorrow Installment Purchase Rev. (School District of South Carolina Project), 5%, 12/01/2025	4,000,000	4,118,855
Orangeburg County, SC, Facilities Corp. Installment Purchase Rev. (Detention Center Project), 4%, 12/01/2042	1,975,000	1,918,162
Orangeburg County, SC, School District, Special Obligation, 5%, 6/01/2029	740,000	785,962
Orangeburg County, SC, School District, Special Obligation, 5%, 6/01/2030	870,000	936,162
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2033	1,115,000	1,153,741
Scago, SC, Educational Facilities Installment Purchase Rev. (Georgetown County Project), 4%, 6/01/2041	1,000,000	1,007,742
Scago, SC, Educational Facilities Installment Purchase Rev. (Georgetown County Project), 4%, 6/01/2042	1,000,000	1,003,829
Scago, SC, Educational Facilities Installment Purchase Rev. (School District of Pickens County Project), 5%, 12/01/2028	2,000,000	2,033,255
Sumter, SC, School Facilities, Inc., Installment Purchase Rev. (Sumter Two School Facilities, Inc.), BAM, 5%, 12/01/2026	1,000,000	1,027,111
Sumter, SC, School Facilities, Inc., Installment Purchase Rev. (Sumter Two School Facilities, Inc.), BAM, 5%, 12/01/2027	1,195,000	1,226,264
		$18,042,563
Student Loan Revenue – 0.5%
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	$1,180,000	$1,148,046
Tax - Other – 2.4%
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2045	$135,000	$142,553
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2048	375,000	417,881
Greenville County, SC, Road Fee Rev., 4%, 4/01/2043	1,000,000	993,928
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2036	95,000	96,773
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2046	285,000	282,222
Myrtle Beach, SC, Tax Increment Refunding Bonds Rev. (Myrtle Beach Air Force Base Redevelopment Project Area), 5%, 10/01/2030	1,000,000	1,041,614
North Charleston, SC, Limited Obligation Bond (Hospitality Fee Pledge), “A”, 5%, 10/01/2040	2,000,000	2,054,010
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	165,000	160,880
		$5,189,861
Tax Assessment – 0.4%
Berkeley County, SC, Assessment Rev. (Nexton Improvement District), 4.375%, 11/01/2049 (n)	$1,000,000	$844,994
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 4%, 7/01/2029	20,000	19,660
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	18,000	18,397
		$883,051
Tobacco – 0.8%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2048	$280,000	$259,880
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	740,000	699,794
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	755,000	706,572
		$1,666,246
Toll Roads – 0.7%
Virginia Small Business Financing Authority Senior Lien Refunding Rev. (95 Express Lanes LLC Project), 5%, 1/01/2035	$800,000	$868,678
Virginia Small Business Financing Authority Senior Lien Rev. (Elizabeth River Crossings Opco LLC Project), 3%, 1/01/2041	765,000	620,947
		$1,489,625
Transportation - Special Tax – 1.6%
New Jersey Transportation Trust Fund Authority, “CC”, 5.5%, 6/15/2050	$120,000	$132,913
South Carolina Transportation Infrastructure Bank Refunding Rev., “A”, 5%, 10/01/2036	1,205,000	1,274,335
South Carolina Transportation Infrastructure Bank Rev., “A”, 5%, 10/01/2040	2,000,000	2,092,224
		$3,499,472
Universities - Colleges – 4.4%
Clemson University, SC, Athletic Facilities Rev., “A”, 3%, 5/01/2048	$3,000,000	$2,324,622
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	55,000	55,045
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	70,000	70,138
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	390,000	392,866
49

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
South Carolina Jobs & Economic Development Authority (Furman University), 5%, 10/01/2028	$700,000	$712,537
South Carolina Jobs & Economic Development Authority (Wofford College), 5%, 4/01/2035	1,565,000	1,609,459
South Carolina Jobs & Economic Development Authority (Wofford College), 5%, 4/01/2049	2,000,000	2,054,651
University of Puerto Rico Rev., “P”, NPFG, 5%, 6/01/2025	30,000	30,030
University of South Carolina, Higher Education Rev. (Campus Village Project), “A”, 5%, 5/01/2046	1,900,000	2,047,836
		$9,297,184
Utilities - Municipal Owned – 5.4%
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	$145,000	$145,769
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	170,000	170,592
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2020 (a)(d)	20,000	5,250
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2021 (a)(d)	205,000	53,812
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2022 (a)(d)	330,000	86,625
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	525,000	137,812
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	80,000	21,000
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	40,000	10,500
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	20,000	5,250
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	190,000	49,875
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	100,000	26,250
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	90,000	23,625
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	15,000	3,938
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	270,000	70,875
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	25,000	24,725
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	15,000	3,938
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	40,000	10,500
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	120,000	31,500
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	140,000	36,750
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	45,000	11,812
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	145,000	38,062
Puerto Rico Electric Power Authority Rev., Taxable, “EEE”, 6.05%, 7/01/2032 (a)(d)	115,000	30,187
Rock Hill, SC, Combined Utility System Rev., 4%, 1/01/2049	1,000,000	976,147
Rock Hill, SC, Combined Utility System Rev., 5%, 1/01/2054	1,000,000	1,068,566
Rock Hill, SC, Utility Systems Rev., 5%, 1/01/2041	1,000,000	1,017,367
Rock Hill, SC, Utility Systems Rev., “A”, BAM, 4%, 1/01/2049	650,000	637,454
South Carolina Patriots Energy Group Gas System Improvement Refunding Rev., “A”, 4%, 6/01/2035	500,000	518,655
South Carolina Patriots Energy Group Gas System Improvement Refunding Rev., “A”, 4%, 6/01/2036	500,000	515,701
South Carolina Public Service Authority Improvement Rev., “B”, 5%, 12/01/2051	2,055,000	2,133,286
South Carolina Public Service Authority Improvement Rev., “E”, AGM, 5.25%, 12/01/2038	2,000,000	2,247,411
South Carolina Public Service Authority Refunding Rev., “A”, 4%, 12/01/2040	1,500,000	1,484,583
		$11,597,817
Utilities - Other – 4.2%
Black Belt Energy Gas District, AL, Gas Project Rev. (Project No. 8), “A”, 4%, 12/01/2052 (Put Date 12/01/2029)	$520,000	$514,536
Black Belt Energy Gas District, AL, Gas Project Rev., “C-1”, 5.25%, 2/01/2053 (Put Date 6/01/2029)	1,230,000	1,300,203
California Community Choice Financing Authority, Clean Energy Project Rev., “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	1,195,000	1,259,252
Patriots Energy Group Financing Agency, SC, Gas Supply Rev., “B-1”, 5.25%, 2/01/2054 (Put Date 3/01/2031)	2,000,000	2,167,113
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.25%, 11/15/2028	130,000	138,013
Southeast Alabama Energy Authority Commodity Supply Rev. (Project No. 5), “A”, 5.25%, 1/01/2054 (Put Date 7/01/2029)	1,090,000	1,157,494
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	685,000	731,996
Tennessee Energy Acquisition Corp., Gas Project Rev., “A”, 5.25%, 9/01/2026	570,000	582,683
Tennessee Energy Acquisition Corp., Gas Project Rev., “A-1”, 5%, 5/01/2053 (Put Date 5/01/2028)	1,065,000	1,099,584
		$8,950,874
Water & Sewer Utility Revenue – 15.3%
Aiken County, SC, County Administration Building Project, 4%, 8/01/2049	$1,000,000	$975,833
Aiken County, SC, County Administration Building Project, 5%, 8/01/2053	1,000,000	1,071,045
Columbia, SC, Stormwater System Rev. (City Improvements), 5%, 2/01/2038	755,000	808,512
Columbia, SC, Waterworks & Sewer System Rev., 5%, 2/01/2047	1,000,000	1,108,237
50

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Columbia, SC, Waterworks & Sewer System Rev., 5.25%, 2/01/2052	$500,000	$557,124
Columbia, SC, Waterworks & Sewer System Rev., “A”, 5%, 2/01/2048	1,100,000	1,216,179
Columbia, SC, Waterworks & Sewer System Rev., “A”, 5.25%, 2/01/2053	2,335,000	2,596,804
Dorchester County, SC, Waterworks & Sewer Systems Rev., 4.25%, 10/01/2048	2,250,000	2,266,996
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	410,000	418,063
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	300,000	312,991
Inman-Campobello Water District, SC, Waterworks System Improvement Rev., BAM, 5%, 6/01/2048	1,000,000	1,080,588
Kershaw County, SC, Waterworks System Rev. (Lugoff Water District), “B”, 5%, 7/01/2030	500,000	520,094
Kershaw County, SC, Waterworks System Rev. (Lugoff Water District), “B”, 5%, 7/01/2035	500,000	519,177
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NPFG, 5%, 7/01/2032	50,000	50,091
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NPFG, 5%, 7/01/2036	60,000	60,078
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	70,000	70,105
Mount Pleasant, SC, Waterworks & Sewer System Rev., “A”, 5%, 6/01/2036	1,000,000	1,057,419
Mount Pleasant, SC, Waterworks & Sewer System Rev., “A”, 5%, 6/01/2037	1,000,000	1,053,301
Myrtle Beach, SC, Waterworks & Sewer System Improvement Refunding Rev., “C”, 5%, 3/01/2042	605,000	670,340
Myrtle Beach, SC, Waterworks & Sewer System Improvement Refunding Rev., “C”, 5%, 3/01/2043	325,000	359,002
Myrtle Beach, SC, Waterworks & Sewer System Improvement Refunding Rev., “C”, 5%, 3/01/2045	1,350,000	1,482,080
Myrtle Beach, SC, Waterworks & Sewer System Improvement Refunding Rev., “C”, 4%, 3/01/2048	1,645,000	1,594,904
North Charleston, SC, Sewer District, 5%, 7/01/2039	3,425,000	3,435,071
South Island Public Service District, SC, Waterworks & Sewer System Improvement Rev., 4.5%, 4/01/2052	5,000,000	5,063,842
Spartanburg, SC, Sanitary Sewer District Convertible Rev., “B”, 5%, 3/01/2034	2,000,000	2,033,707
York County, SC, Water and Sewer System Rev., 4%, 6/01/2040	1,100,000	1,128,078
York County, SC, Water and Sewer System Rev., 4%, 6/01/2042	1,100,000	1,113,416
		$32,623,077
Total Municipal Bonds (Identified Cost, $210,877,056)		$207,108,909
Bonds – 0.3%
Consumer Services – 0.3%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$420,000	$396,767
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	727,364	227,301
Total Bonds (Identified Cost, $686,136)		$624,068
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $240,253)	$399,702	$231,027
Investment Companies (h) – 1.0%
Money Market Funds – 1.0%
MFS Institutional Money Market Portfolio, 5.38% (v) (Identified Cost, $2,190,035)	2,189,957	$2,190,396
Other Assets, Less Liabilities – 1.6%		3,400,101
Net Assets – 100.0%		$213,554,501
See Portfolio Footnotes and Notes to Financial Statements
51

Portfolio of Investments – continued
MFS Virginia Municipal Bond Fund
Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.9%
Airport Revenue – 4.2%
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 5%, 10/01/2034	$3,000,000	$3,014,271
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 5%, 10/01/2037	1,000,000	1,049,209
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 5%, 10/01/2038	1,000,000	1,045,269
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 4%, 10/01/2039	1,000,000	989,497
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 4%, 10/01/2041	1,000,000	981,739
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 5.25%, 10/01/2048	3,600,000	3,877,680
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “B”, 5%, 10/01/2027	980,000	995,715
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “B”, 5%, 10/01/2028	1,000,000	1,015,582
New York Transportation Development Corp. Special Facilities (LaGuardia Airport Terminal B Redevelopment Project), “A”, 5%, 7/01/2034	995,000	996,168
San Francisco, CA, City & County Airports Commission, International Airport Rev., “B”, 5%, 5/01/2046	1,160,000	1,172,678
		$15,137,808
General Obligations - General Purpose – 8.3%
Alexandria, VA, General Obligation, “B”, 4%, 12/15/2043	$1,375,000	$1,391,283
Alexandria, VA, General Obligation, “B”, 4%, 12/15/2044	1,430,000	1,440,931
Alexandria, VA, General Obligation, “B”, 4%, 12/15/2045	1,485,000	1,490,601
Alexandria, VA, General Obligation, “B”, 4%, 12/15/2046	1,550,000	1,550,321
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	775,000	690,017
Bristol County, VA, General Obligation Anticipation Notes, 5%, 9/01/2027	1,650,000	1,686,463
Chesterfield County, VA, Public Improvement, “A”, 4%, 1/01/2036	1,570,000	1,617,958
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2040	1,300,000	1,426,111
Chicago, IL, General Obligation, “F”, 5.5%, 1/01/2042	475,000	477,011
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 5.625%, 7/01/2029	144,946	158,568
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 5.75%, 7/01/2031	318,785	359,112
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2033	133,501	132,984
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2035	251,000	246,082
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2037	102,991	99,385
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2041	140,029	131,684
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2046	476,628	437,035
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, “A”, 0%, 7/01/2024	21,717	21,501
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, “A”, 0%, 7/01/2033	171,803	112,713
Fairfax County, VA, Public Improvement, “A”, 5%, 10/01/2037	2,000,000	2,184,415
Fairfax County, VA, Public Improvement, “B”, 4%, 10/01/2025	3,900,000	3,951,346
Norfolk, VA, General Obligation Capital Improvement, 5%, 8/01/2043 (Prerefunded 8/01/2028)	2,615,000	2,859,012
Norfolk, VA, General Obligation Capital Improvement, “A”, 5%, 9/01/2039	800,000	912,590
Norfolk, VA, General Obligation Capital Improvement, “A”, 5%, 9/01/2040	925,000	1,048,267
Petersburg, VA, General Obligation, 4.25%, 9/01/2048	1,160,000	1,181,411
Petersburg, VA, General Obligation, 4.25%, 9/01/2053	1,500,000	1,512,107
State of Illinois, General Obligation, 5.5%, 5/01/2039	270,000	297,100
State of Illinois, General Obligation, 5.75%, 5/01/2045	245,000	268,070
State of Illinois, General Obligation, “B”, 5.5%, 5/01/2047	280,000	305,985
Suffolk, VA, General Obligation Capital Improvement, “A”, 2%, 2/01/2039	1,675,000	1,233,463
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2048	365,000	367,282
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2052	145,000	144,974
		$29,735,782
Healthcare Revenue - Hospitals – 13.1%
Arlington County, VA, Industrial Development Authority, Hospital Rev. (Virginia Hospital Center), 5%, 7/01/2037	$2,800,000	$3,039,449
Chesapeake, VA, Hospital Authority Facility Rev. (Chesapeake Regional Medical Center), 5%, 7/01/2033	2,000,000	2,164,923
Chesapeake, VA, Hospital Authority Facility Rev. (Chesapeake Regional Medical Center), 5%, 7/01/2034	1,475,000	1,596,417
Chesapeake, VA, Hospital Authority Facility Rev. (Chesapeake Regional Medical Center), 4%, 7/01/2043	625,000	597,740
Doylestown, PA, Hospital Authority Rev., “A”, 4%, 7/01/2045 (Prerefunded 7/01/2029)	5,000	5,258
Doylestown, PA, Hospital Authority Rev., “A”, 4%, 7/01/2045	40,000	32,794
Fairfax County, VA, Industrial Development Authority Health Care Refunding Rev. (Inova Health System Project), 5%, 5/15/2029	1,475,000	1,634,619
Fairfax County, VA, Industrial Development Authority Health Care Rev. (Inova Health System Project), “A”, 4%, 5/15/2044	2,000,000	1,971,435
Fairfax County, VA, Industrial Development Authority Health Care Rev. (Inova Health System Project), “A”, 5%, 5/15/2044	2,000,000	2,000,876
Fairfax County, VA, Industrial Development Authority Health Care Rev. (Inova Health System Project), “A”, 4%, 5/15/2048	4,000,000	3,858,187
52

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Fredericksburg, VA, Economic Development Authority, Hospital Facilities Rev. (Mary Washington Healthcare Obligated Group), 5%, 6/15/2031	$750,000	$751,875
Fredericksburg, VA, Economic Development Authority, Hospital Facilities Rev. (Mary Washington Healthcare Obligated Group), 5%, 6/15/2033	1,000,000	1,002,270
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	1,835,000	1,715,342
Isle of Wright County, VA, Economic Development Authority, Health System Rev. (Riverside Health System), AGM, 5.25%, 7/01/2043	1,000,000	1,114,485
Isle of Wright County, VA, Economic Development Authority, Health System Rev. (Riverside Health System), AGM, 5.25%, 7/01/2048	4,000,000	4,372,983
Lynchburg, VA, Economic Development Authority Hospital Refunding Rev. (Centra Health Obligated Group), 4%, 1/01/2038	2,200,000	2,228,258
Lynchburg, VA, Economic Development Authority Hospital Refunding Rev. (Centra Health Obligated Group), 4%, 1/01/2039	1,320,000	1,325,865
Lynchburg, VA, Economic Development Authority Hospital Refunding Rev. (Centra Health Obligated Group), 4%, 1/01/2040	550,000	548,363
Lynchburg, VA, Economic Development Authority Rev. (Centra Health), “A”, 5%, 1/01/2047	3,000,000	3,037,369
Norfolk, VA, Economic Development Authority Hospital Facilities Refunding Rev. (Sentara Healthcare), “B”, 4%, 11/01/2048	3,000,000	2,905,842
Roanoke, VA, Economic Development Authority, Hospital Rev. (Carilion Medical Center), “A”, 5%, 7/01/2047	1,625,000	1,848,007
Rockingham County, VA, Economic Development Authority, Health Care Facilities Rev. (Sentara RMH Medical Center), “A”, 3%, 11/01/2046	2,255,000	1,823,750
Virginia Small Business Financing Authority Rev. (Sentara Healthcare), 3%, 11/01/2040	3,370,000	2,913,022
Virginia Small Business Financing Authority, Health Facilities Rev. (Bon Secours Mercy Health, Inc.), “A”, 4%, 12/01/2049	3,445,000	3,272,735
Winchester, VA, Economic Development Authority Hospital Rev. (Valley Health System Obligated Group), 5%, 1/01/2028	600,000	616,352
Winchester, VA, Economic Development Authority Hospital Rev. (Valley Health System Obligated Group), 5%, 1/01/2030	400,000	410,723
		$46,788,939
Healthcare Revenue - Long Term Care – 3.6%
Alexandria, VA, Industrial Development Authority, Residential Care Facilities Mortgage Rev. (Goodwin House, Inc.), 5%, 10/01/2030 (Prerefunded 10/01/2025)	$1,000,000	$1,022,968
Fairfax County, VA, Economic Development Authority Residential Care Facilities Rev. (Goodwin House, Inc.), 5%, 10/01/2036 (Prerefunded 10/01/2024)	1,000,000	1,025,245
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Lifespire of Virginia.), “C”, 5%, 12/01/2037	765,000	787,111
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Virginia United Methodist Homes, Inc.), 5%, 6/01/2024	395,000	395,263
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Virginia United Methodist Homes, Inc.), 5%, 6/01/2025	385,000	385,239
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Westminster-Canterbury of Richmond), 4%, 10/01/2040	500,000	483,252
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Westminster-Canterbury of Richmond), 4%, 10/01/2045	720,000	667,829
Lexington, VA, Industrial Development Authority Residential Care Facilities Rev. (Kendal at Lexington), 4%, 1/01/2037	1,000,000	970,742
Prince William County, VA, Industrial Development Authority, Residential Care Facilities Rev. (Westminster at Lake Ridge), 5%, 1/01/2037	1,000,000	930,234
Suffolk, VA, Economic Development Facilities First Mortgage Rev. (Lake Prince Center, Inc.), 5%, 9/01/2031	1,000,000	990,807
Virginia Beach, VA, Development Authority, Residential Care Facility Rev. (Westminster - Canterbury on Chesapeake Bay), 7%, 9/01/2053	2,000,000	2,237,262
Virginia Small Business Financing Authority Rev. (Obligated Group of National Senior Campuses, Inc.), “A”, 5%, 1/01/2033	1,750,000	1,845,574
Virginia Small Business Financing Authority, Residential Care Facility Rev. (Pinnacle Living), “C”, 5%, 6/01/2042	1,000,000	976,606
		$12,718,132
Industrial Revenue - Environmental Services – 1.4%
Southampton County, VA, Industrial Development Authority, Environmental Improvement Rev. (PRTI-Virginia One, LLC Project), 4.875%, 11/01/2053 (Put Date 12/12/2024)	$4,000,000	$3,994,946
Virginia Small Business Financing Authority Rev., Solid Waste Disposal (Covanta Project), 5%, 1/01/2048 (Put Date 7/01/2038) (n)	1,000,000	955,728
		$4,950,674
Industrial Revenue - Other – 0.1%
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3.625%, 1/01/2035 (n)	$300,000	$260,552
Industrial Revenue - Paper – 0.1%
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 6.75%, 1/01/2034	$100,000	$100,232
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	130,000	130,269
		$230,501
53

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Miscellaneous Revenue - Other – 0.9%
Loudoun County, VA, Economic Development Authority Rev. (Howard Hughes Medical Institute), Capital Appreciation, “A”, 0%, 7/01/2049	$7,500,000	$2,335,466
Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	130,000	133,816
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	845,000	845,259
		$3,314,541
Multi-Family Housing Revenue – 12.0%
Arlington County, VA, Industrial Development Authority Multi-Family Housing Rev. (Park Shirlington Apartments), “A”, 5%, 1/01/2026	$4,000,000	$4,079,574
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	981,500	962,776
New Mexico Mortgage Finance Authority, Multi-Family Housing Rev. (Mountain View II & III Apartments Project), HUD Section 8, 5%, 2/01/2042 (Put Date 9/01/2025)	525,000	530,292
New Mexico Mortgage Finance Authority, Multi-Family Housing Rev. (Santa Fe Apartment & Sangre de Cristo Project), HUD Section 8, 5%, 2/01/2042 (Put Date 6/01/2025)	830,000	833,390
Northampton County, VA Economic Development Authority, Multifamily Housing Rev. (Myrtle Landing Apartments), HUD Section 8, 4.5%, 4/01/2026 (Put Date 4/01/2025)	3,720,000	3,730,340
Virginia Housing Development Authority, Rental Housing, “A”, 3.8%, 9/01/2044	2,000,000	1,863,559
Virginia Housing Development Authority, Rental Housing, “A”, 4.6%, 9/01/2049	1,000,000	1,003,985
Virginia Housing Development Authority, Rental Housing, “A”, 4.8%, 9/01/2059	1,000,000	1,006,192
Virginia Housing Development Authority, Rental Housing, “B”, 4.4%, 3/01/2043	710,000	719,899
Virginia Housing Development Authority, Rental Housing, “B”, 4.45%, 3/01/2045	1,535,000	1,536,215
Virginia Housing Development Authority, Rental Housing, “B”, 4.55%, 3/01/2048	2,580,000	2,572,276
Virginia Housing Development Authority, Rental Housing, “D”, 1.8%, 5/01/2033	500,000	414,525
Virginia Housing Development Authority, Rental Housing, “D”, 3.7%, 10/01/2038	3,000,000	2,902,343
Virginia Housing Development Authority, Rental Housing, “D”, 4.75%, 8/01/2053	4,000,000	4,042,707
Virginia Housing Development Authority, Rental Housing, “D”, 4%, 10/01/2053	2,875,000	2,628,746
Virginia Housing Development Authority, Rental Housing, “E”, 3.15%, 12/01/2049	1,635,000	1,236,464
Virginia Housing Development Authority, Rental Housing, “E”, 4.25%, 6/01/2052	3,000,000	2,883,454
Virginia Housing Development Authority, Rental Housing, “F”, 1.6%, 7/01/2033	770,000	620,197
Virginia Housing Development Authority, Rental Housing, “F”, HUD Section 8, 5.15%, 11/01/2048	4,000,000	4,173,703
Virginia Housing Development Authority, Rental Housing, “G”, 5.05%, 11/01/2047	1,000,000	1,057,628
Virginia Housing Development Authority, Rental Housing, “G”, 5.15%, 11/01/2052	2,680,000	2,807,337
Virginia Housing Development Authority, Rental Housing, “G”, 5.375%, 11/01/2064	1,250,000	1,292,181
		$42,897,783
Parking – 0.9%
Fairfax County, VA, Economic Development Authority Metrorail Parking System Project Rev., 5%, 4/01/2035	$1,250,000	$1,318,783
Fairfax County, VA, Economic Development Authority Metrorail Parking System Project Rev., 5%, 4/01/2036	1,000,000	1,052,316
Fairfax County, VA, Economic Development Authority Metrorail Parking System Project Rev., 5%, 4/01/2037	750,000	786,203
		$3,157,302
Port Revenue – 1.2%
New York Liberty Development Corp., Liberty Refunding Rev. (1 World Trade Center Project), 2.75%, 2/15/2044	$590,000	$451,453
Virginia Port Authority Facilities Refunding Rev., “B”, 5%, 7/01/2041	750,000	758,279
Virginia Port Authority Facilities Rev, “A”, 5%, 7/01/2031 (Prerefunded 7/01/2025)	3,000,000	3,055,107
		$4,264,839
Sales & Excise Tax Revenue – 4.4%
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2030	$20,000	$21,421
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031	25,000	26,999
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	245,000	233,174
Hampton Roads, VA, Transportation Accountability Commission, “A”, 4%, 7/01/2057	4,000,000	3,803,990
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	77,000	77,676
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.75%, 7/01/2053	249,000	247,812
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	7,532,000	7,554,271
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	476,000	476,137
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	251,000	251,072
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	6,000	5,770
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	122,000	121,086
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	5,000	4,953
54

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	$135,000	$119,429
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	26,000	21,296
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	1,212,000	914,983
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	1,160,000	802,815
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	556,000	177,210
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	795,000	620,100
Wisconsin Public Finance Authority Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (a)(d)(n)	345,000	269,100
		$15,749,294
Secondary Schools – 0.1%
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2056 (n)	$325,000	$292,489
Single Family Housing - State – 1.5%
Virginia Housing Development Authority, Commonwealth Mortgage, “E”, 3.9%, 7/01/2055 (Put Date 7/01/2025)	$4,000,000	$3,994,129
Virginia Housing Development Authority, Commonwealth Mortgage, “E-1” , 4.55%, 10/01/2049	1,500,000	1,504,463
		$5,498,592
State & Local Agencies – 8.8%
Campbell County, VA, Industrial Development Authority, 4%, 6/01/2040	$1,000,000	$997,630
Fairfax County, VA, Economic Development Authority Facilities Rev. (County Facilities Projects), “A”, 5%, 10/01/2033 (Prerefunded 10/01/2024)	500,000	503,301
Fairfax County, VA, Economic Development Authority Facilities Rev. (County Facilities Projects), “A”, 5%, 10/01/2034 (Prerefunded 10/01/2024)	1,000,000	1,006,603
Fairfax County, VA, Redevelopment and Housing Authority Refunding Rev. (Wedgewood Affordable Housing Acquisition), 5%, 10/01/2038	1,500,000	1,596,737
Fairfax County, VA, Redevelopment and Housing Authority Refunding Rev. (Wedgewood Affordable Housing Acquisition), 5%, 10/01/2039	1,765,000	1,871,027
Franklin County, VA, Industrial Development Authority, 3%, 10/15/2036	1,000,000	930,945
Franklin County, VA, Industrial Development Authority, 3%, 10/15/2037	580,000	528,839
Henry County, VA, Industrial Development Authority, Public Facility Leave Rev., 4%, 11/01/2045	3,000,000	2,904,773
Loudoun County, VA, Economic Development Authority Refunding Rev. (Louduon County Public Facilities Project), “A”, 5%, 12/01/2024	1,860,000	1,878,460
Loudoun County, VA, Economic Development Authority Rev. (Louduon County Public Facilities Project), “A”, 3%, 12/01/2037	2,000,000	1,832,161
New River Valley, VA, Regional Jail Authority Rev., 5%, 10/01/2036	3,205,000	3,330,608
Virginia College Building Authority, Educational Facilities Refunding Rev. (21st Century College and Equipment Programs), “E”, 5%, 2/01/2025	540,000	547,218
Virginia College Building Authority, Educational Facilities Rev. (21st Century College and Equipment Programs), “A”, 5%, 2/01/2038	4,000,000	4,521,041
Virginia College Building Authority, Educational Facilities Rev. (21st Century College and Equipment Programs), “D”, 5%, 2/01/2025	1,435,000	1,454,181
Virginia Public Building Authority, Facilities Rev., “A”, 4%, 8/01/2039 (Prerefunded 8/01/2029)	30,000	31,883
Virginia Public Building Authority, Facilities Rev., “A”, 4%, 8/01/2039	2,000,000	2,029,924
Washington, D.C., Metropolitan Area Transit Authority Dedicated Rev., “A”, 5%, 7/15/2045	5,000,000	5,356,591
		$31,321,922
Student Loan Revenue – 0.5%
Iowa Student Loan Liquidity Corp. Rev., “B”, 3%, 12/01/2039	$15,000	$14,295
Iowa Student Loan Liquidity Corp. Rev., “C”, 3.5%, 12/01/2044	385,000	313,492
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	1,590,000	1,546,944
		$1,874,731
Tax - Other – 1.2%
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2035	$1,525,000	$1,623,616
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2045	230,000	242,868
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2048	635,000	707,612
Triborough Bridge & Tunnel Authority Rev., NY, Payroll Mobility Tax (MTA Bridges and Tunnels), ”C-3“, 3%, 5/15/2051	1,965,000	1,536,930
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	220,000	214,506
		$4,325,532
55

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax Assessment – 0.4%
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 5%, 9/01/2045 (n)	$1,000,000	$948,456
Prince William County, VA, Cherry Hill Community Development Authority Rev. (Potomac Shores Project), 5.15%, 3/01/2035 (n)	500,000	504,762
		$1,453,218
Tobacco – 0.6%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	$970,000	$917,298
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	1,140,000	1,066,877
		$1,984,175
Toll Roads – 5.9%
Chesapeake Bay, VA, Bridge & Tunnel District First Tier General Resolution Rev., 5%, 7/01/2051	$3,000,000	$3,010,647
Metropolitan Washington, D.C., Airport Authority, Dulles Toll Road Rev. (Dulles Metrorail and Capital Improvement Projects), “A”, AGM, 4%, 10/01/2052	4,180,000	3,979,670
Metropolitan Washington, D.C., Airport Authority, Toll Road Subordinate Lien Refunding Rev. (Dulles Metrorail and Capital Improvement Project), “B”, 4%, 10/01/2044	3,000,000	2,928,279
Metropolitan Washington, D.C., Airport Authority, Toll Road Subordinate Lien Refunding Rev. (Dulles Metrorail and Capital Improvement Project), “B”, AGM, 4%, 10/01/2053	2,830,000	2,658,703
Virginia Small Business Financing Authority Senior Lien Refunding Rev. (95 Express Lanes LLC Project), 5%, 1/01/2035	3,000,000	3,257,542
Virginia Small Business Financing Authority Senior Lien Refunding Rev. (Elizabeth River Crossings Opco LLC Project), 4%, 1/01/2040	2,000,000	1,937,270
Virginia Small Business Financing Authority Senior Lien Rev. (Elizabeth River Crossings Opco LLC Project), 3%, 1/01/2041	3,000,000	2,435,088
Virginia Small Business Financing Authority, Senior Lien Private Activity Rev. (Transform 66 P3 Project), 5%, 12/31/2052	1,000,000	1,006,765
		$21,213,964
Transportation - Special Tax – 4.2%
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, 4%, 5/15/2042	$3,000,000	$2,983,215
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, “A”, 4%, 5/15/2035	2,750,000	2,831,340
New Jersey Transportation Trust Fund Authority, “A”, 5%, 12/15/2039	190,000	203,866
New Jersey Transportation Trust Fund Authority, “CC”, 5.5%, 6/15/2050	200,000	221,522
Virginia Port Authority Rev., 5%, 7/01/2030 (Prerefunded 7/01/2025)	1,000,000	1,016,530
Virginia Port Authority Rev., 5%, 7/01/2031 (Prerefunded 7/01/2025)	500,000	508,265
Washington, D.C., Metropolitan Area Transit Authority Gross Rev., 5%, 7/01/2037	1,560,000	1,632,870
Washington, D.C., Metropolitan Area Transit Authority Gross Rev., 5%, 7/01/2038	1,560,000	1,627,596
Washington, D.C., Metropolitan Area Transit Authority Gross Rev., 5%, 7/01/2043	3,860,000	3,992,719
		$15,017,923
Universities - Colleges – 9.4%
Amherst, VA, Industrial Development Authority Rev. (Educational Facilities Sweet Briar), 5%, 9/01/2026	$750,000	$739,105
Commonwealth of Virginia, University General Pledge Refunding Rev., “A”, 4%, 11/01/2037	745,000	754,757
Commonwealth of Virginia, University General Pledge Refunding Rev., “A”, 4%, 5/01/2048	2,475,000	2,366,056
Lexington, VA, Industrial Development Authority Educational Facilities Rev. (Washington and Lee Universities), “A”, 5%, 1/01/2043	1,000,000	1,051,168
Montgomery County, VA, Economic Development Authority Rev., Tax-Exempt (Virginia Tech Foundation), “A”, 4%, 6/01/2037	1,000,000	1,023,940
Montgomery County, VA, Economic Development Authority Rev., Tax-Exempt (Virginia Tech Foundation), “A”, 4%, 6/01/2038	1,750,000	1,780,183
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NPFG, 5%, 7/01/2033	390,000	383,626
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	595,000	599,373
Roanoke, VA, Economic Development Authority, Educational Facilities Rev. (Lynchburg College), “A”, 5%, 9/01/2034	675,000	699,823
Salem, VA, Economic Development Authority, Educational Facilities (Roanoke College), 4%, 4/01/2038	150,000	142,078
Salem, VA, Economic Development Authority, Educational Facilities (Roanoke College), 4%, 4/01/2040	250,000	231,131
Salem, VA, Economic Development Authority, Educational Facilities (Roanoke College), 5%, 4/01/2049	900,000	903,473
University of Virginia, General Rev. Pledge Refunding, “B”, 5%, 4/01/2046	2,500,000	2,608,520
Virginia College Building Authority, Educational Facilities Refunding Rev. (University of Richmond), 5%, 3/01/2054	2,000,000	2,190,200
Virginia College Building Authority, Educational Facilities Refunding Rev. (University of Richmond), 5%, 3/01/2049	1,000,000	1,104,862
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “A”, 5%, 7/01/2035 (n)	1,000,000	1,001,240
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “B”, 5.25%, 7/01/2035 (n)	1,000,000	1,004,827
Virginia College Building Authority, Educational Facilities Rev. (Randolph-Macon College), 4%, 1/15/2041	1,600,000	1,587,704
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 4%, 6/01/2036	1,280,000	1,262,953
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 3%, 6/01/2041	470,000	370,036
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 4%, 6/01/2046	1,250,000	1,100,043
Virginia College Building Authority, Educational Facilities Rev. (Washington & Lee University), NPFG, 5.25%, 1/01/2031	1,000,000	1,117,995
56

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Virginia College Building Authority, Educational Facilities Rev. (Washington & Lee University), “A”, 5%, 1/01/2040 (Prerefunded 1/01/2025)	$1,000,000	$1,012,050
Virginia Commonwealth University, General Rev., “A”, 5%, 11/01/2033	4,000,000	4,531,901
Virginia Small Business Financing Authority Rev. (Hampton University), 5.25%, 10/01/2029	2,500,000	2,514,683
Williamsburg, VA, Economic Development Authority Dining Lease Rev. (Provident Group - Williamsburg Properties LLC - William & Mary Project), “B”, AGM, 4.125%, 7/01/2048	1,000,000	973,961
Williamsburg, VA, Economic Development Authority Dining Lease Rev. (Provident Group - Williamsburg Properties LLC - William & Mary Project), “B”, AGM, 4.25%, 7/01/2058	755,000	725,044
		$33,780,732
Universities - Dormitories – 0.6%
Williamsburg, VA, Economic Development Authority Student Housing Rev. (Provident Group - Williamsburg Properties LLC - William & Mary Project), “B”, AGM, 4%, 7/01/2048	$2,245,000	$2,186,030
Utilities - Investor Owned – 1.1%
Louisa, VA, Industrial Development Authority, Pollution Control Refunding Rev. (Virginia Electric and Power Co. Project), “A”, 3.65%, 11/01/2035 (Put Date 10/01/2027)	$4,000,000	$3,993,878
Utilities - Municipal Owned – 2.1%
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2020 (a)(d)	$30,000	$7,875
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2021 (a)(d)	320,000	84,000
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2022 (a)(d)	535,000	140,437
Puerto Rico Electric Power Authority Refunding Rev., “PP”, NPFG, 5%, 7/01/2024	25,000	25,004
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	835,000	219,187
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	130,000	34,125
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	60,000	15,750
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	30,000	7,875
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	305,000	80,062
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/2024	315,000	313,920
Puerto Rico Electric Power Authority Rev., “SS”, AGM, 4.375%, 7/01/2030	45,000	43,580
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	145,000	38,063
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	140,000	36,750
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	25,000	6,563
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	430,000	112,875
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 4.25%, 7/01/2027	185,000	181,045
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2030	340,000	335,350
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	35,000	34,615
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	25,000	6,563
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	60,000	15,750
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	205,000	53,813
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	225,000	59,062
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	70,000	18,375
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	215,000	56,438
Puerto Rico Electric Power Authority Rev., Taxable, “EEE”, 6.05%, 7/01/2032 (a)(d)	175,000	45,938
Richmond, VA, Public Utility Refunding Rev., “C”, 4%, 1/15/2045	1,000,000	1,007,889
Richmond, VA, Public Utility Refunding Rev., “C”, 4.25%, 1/15/2053	2,500,000	2,523,644
Richmond, VA, Public Utility Rev., “A”, 5%, 1/15/2035	2,000,000	2,068,306
		$7,572,854
Utilities - Other – 2.5%
Black Belt Energy Gas District, AL, Gas Project Rev., “C-1”, 5.25%, 2/01/2053 (Put Date 6/01/2029)	$2,020,000	$2,135,293
Patriots Energy Group Financing Agency, SC, Gas Supply Rev., “B-1”, 5.25%, 2/01/2054 (Put Date 3/01/2031)	1,300,000	1,408,623
Southeast Alabama Energy Authority Commodity Supply Rev. (Project No. 5), “A”, 5.25%, 1/01/2054 (Put Date 7/01/2029)	1,850,000	1,964,554
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	1,115,000	1,191,497
Tennessee Energy Acquisition Corp., Gas Project Rev., “A”, 5.25%, 9/01/2026	1,140,000	1,165,367
Texas Municipal Power Agency, Transmission System Rev., AGM, 2%, 9/01/2033	1,455,000	1,191,316
		$9,056,650
57

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – 8.8%
Fairfax County, VA, Water Authority Rev., 5%, 4/01/2041	$3,000,000	$3,135,841
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2040	1,045,000	1,082,738
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	430,000	448,621
Hampton Roads, VA, Sanitation District Wastewater Rev., “A”, 5%, 8/01/2034 (Prerefunded 8/01/2026)	3,000,000	3,129,006
Hampton Roads, VA, Sanitation District Wastewater Rev., “A”, 5%, 10/01/2035 (Prerefunded 10/01/2027)	660,000	706,074
Hampton Roads, VA, Sanitation District Wastewater Rev., “A”, 4%, 10/01/2038	1,265,000	1,287,188
Henrico County, VA, Water and Sewer System Rev., 4%, 5/01/2046	1,435,000	1,423,163
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NPFG, 5%, 7/01/2032	80,000	80,146
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NPFG, 5%, 7/01/2036	100,000	100,130
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	110,000	110,165
Spotsylvania County, VA, Water and Sewer System Rev., 4.5%, 12/01/2046	3,865,000	3,990,946
Upper Occoquan, VA, Sewage Authority Regional Sewage Rev., 3%, 7/01/2044	2,065,000	1,710,997
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 11/01/2025	5,000	5,006
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 11/01/2027	45,000	45,032
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 11/01/2028	40,000	40,025
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “C”, 4%, 11/01/2032	1,000,000	1,078,942
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “C”, 4%, 11/01/2033	1,500,000	1,615,496
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “C”, 4%, 11/01/2036	3,450,000	3,549,516
Virginia Resources Authority, Infrastructure Rev., Unrefunded Balance, 5%, 11/01/2025	45,000	45,056
Virginia Resources Authority, State Moral Obligation Rev., Pooled Financing Program, “A”, 5%, 11/01/2039	1,610,000	1,821,099
Virginia Resources Authority, State Moral Obligation Rev., Pooled Financing Program, “A”, 5%, 11/01/2041	1,030,000	1,152,306
Virginia Resources Authority, State Moral Obligation Rev., Pooled Financing Program, “A”, 5%, 11/01/2042	1,330,000	1,479,587
Virginia Resources Authority, State Moral Obligation Rev., Pooled Financing Program, “B”, 5.25%, 11/01/2047	2,350,000	2,647,004
Virginia Resources Authority, State Moral Obligation Rev., Pooled Financing Program, “B”, 4.75%, 11/01/2052	750,000	793,546
		$31,477,630
Total Municipal Bonds (Identified Cost, $359,392,801)		$350,256,467
Bonds – 0.2%
Consumer Services – 0.2%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$557,000	$526,189
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	1,091,046	340,952
Total Bonds (Identified Cost, $957,977)		$867,141
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $355,692)	$591,755	$342,034
Investment Companies (h) – 0.4%
Money Market Funds – 0.4%
MFS Institutional Money Market Portfolio, 5.38% (v) (Identified Cost, $1,321,731)	1,321,760	$1,322,025
Other Assets, Less Liabilities – 1.4%		5,154,788
Net Assets – 100.0%		$357,942,455
See Portfolio Footnotes and Notes to Financial Statements
58

Portfolio of Investments – continued
MFS West Virginia Municipal Bond Fund
Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.2%
Airport Revenue – 0.3%
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	$60,000	$60,208
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	70,000	70,408
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	55,000	55,192
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	85,000	85,129
		$270,937
General Obligations - General Purpose – 6.3%
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$260,000	$231,490
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2040	360,000	394,923
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 5.625%, 7/01/2029	44,227	48,383
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 5.75%, 7/01/2031	42,958	48,392
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2033	40,735	40,577
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2035	74,630	73,168
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2037	31,426	30,326
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2041	42,727	40,181
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2046	143,435	131,520
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, “A”, 0%, 7/01/2024	6,627	6,561
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, “A”, 0%, 7/01/2033	52,422	34,392
State of Illinois, General Obligation, 5.5%, 5/01/2039	165,000	181,561
State of Illinois, General Obligation, “C”, 4%, 10/01/2040	155,000	151,912
State of Illinois, General Obligation, “C”, 4%, 10/01/2041	70,000	67,897
State of West Virginia, General Obligation Road Bonds, “A”, 5%, 6/01/2043	400,000	438,291
State of West Virginia, General Obligation Road Bonds, “A”, 5%, 12/01/2043	1,000,000	1,070,466
State of West Virginia, General Obligation Road Bonds, “A”, 5%, 6/01/2044	2,000,000	2,136,338
State of West Virginia, General Obligation Road Bonds, “A”, 5%, 12/01/2044	705,000	769,004
		$5,895,382
General Obligations - Schools – 5.1%
Berkeley County, WV, Public School Board of Education, 3%, 6/01/2026	$750,000	$743,741
Berkeley County, WV, Public School Board of Education, 4%, 6/01/2037	1,000,000	1,045,238
Cabell County, WV, Public School Board of Education, AGM, 3%, 6/01/2029	1,000,000	998,661
Little Rock, AR, School District & Construction, “A”, BAM, 3%, 2/01/2048	820,000	644,062
Orange County, CA, Anaheim Elementary School District, AGM, 4%, 8/01/2048	310,000	305,692
Wood County, WV, Public School Board of Education, 4%, 6/01/2039	1,000,000	1,018,130
		$4,755,524
Healthcare Revenue - Hospitals – 14.0%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	$155,000	$147,503
Doylestown, PA, Hospital Authority Rev., “A”, 4%, 7/01/2045 (Prerefunded 7/01/2029)	5,000	5,258
Doylestown, PA, Hospital Authority Rev., “A”, 4%, 7/01/2045	10,000	8,199
Virginia Small Business Financing Authority, Health Facilities Rev. (Bon Secours Mercy Health, Inc.), “A”, 4%, 12/01/2049	490,000	465,498
West Virginia Hospital Finance Authority Hospital Rev. (Cabell Huntington Hospital Obligated Group), 4%, 1/01/2038	230,000	211,268
West Virginia Hospital Finance Authority Hospital Rev. (Cabell Huntington Hospital Obligated Group), “A”, 4.125%, 1/01/2047	1,245,000	1,061,664
West Virginia Hospital Finance Authority Hospital Rev. (Charleston Area Medical Center, Inc.), “A”, 5%, 9/01/2028	1,000,000	1,004,968
West Virginia Hospital Finance Authority Hospital Rev. (Charleston Area Medical Center, Inc.), “A”, 5%, 9/01/2039	1,500,000	1,535,466
West Virginia Hospital Finance Authority Hospital Rev. (Valley Health System Obligation Group), 5%, 1/01/2044	1,000,000	1,010,874
West Virginia Hospital Finance Authority Hospital Rev. (Vandalia Health Group), “B”, 5.5%, 9/01/2048	1,000,000	1,114,766
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia United Health System Obligated Group), “A”, 5%, 6/01/2027	200,000	207,274
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia United Health System Obligated Group), “A”, 4%, 6/01/2035	1,500,000	1,504,774
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia University Health System Obligated Group), “A”, 5%, 6/01/2042	1,000,000	1,031,890
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia University Health System Obligated Group), “A”, 4%, 6/01/2051	860,000	785,164
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia University Health System Obligated Group), “A”, 4.375%, 6/01/2053	1,000,000	1,008,605
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia University Health System Obligated Group), “A”, AGM, 4%, 6/01/2051	2,220,000	2,092,820
		$13,195,991
59

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Environmental Services – 1.6%
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Rev. (Allegheny Metallurgical Project), 4.75%, 1/01/2048 (Put Date 8/01/2024)	$1,500,000	$1,498,880
Industrial Revenue - Other – 0.2%
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 2.875%, 1/01/2041 (n)	$115,000	$82,637
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 4%, 1/01/2050 (n)	200,000	158,005
		$240,642
Miscellaneous Revenue - Other – 6.5%
Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	$40,000	$41,174
Morgantown, WV, Building Commission Leave Rev. (Marilla Park Aquatic Complex), “A”, 4.25%, 12/01/2043	790,000	777,938
Morgantown, WV, Building Commission Leave Rev. (Marilla Park Aquatic Complex), “A”, 4.5%, 12/01/2048	540,000	534,971
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	580,000	580,178
West Virginia Economic Development Authority, Excess Lottery Rev., “A”, 5%, 7/01/2038	1,000,000	1,062,306
West Virginia School Building Authority, “A”, 3%, 7/01/2033	2,000,000	1,949,151
West Virginia School Building Authority, Excess Lottery Refunding Rev., “B”, 5%, 7/01/2038	265,000	299,725
West Virginia School Building Authority, Excess Lottery Refunding Rev., “B”, 5%, 7/01/2039	735,000	828,857
		$6,074,300
Multi-Family Housing Revenue – 0.3%
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	$282,161	$276,779
Port Revenue – 0.1%
New York Liberty Development Corp., Liberty Refunding Rev. (1 World Trade Center Project), 2.75%, 2/15/2044	$170,000	$130,080
Sales & Excise Tax Revenue – 4.4%
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2030	$5,000	$5,355
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031	10,000	10,800
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	75,000	71,380
Monongalia County, WV, Commission Special District Excise Tax Refunding & Improvement Rev. (University Town Centre Economic Opportunity Development District), “A”, 4.125%, 6/01/2043 (n)	945,000	838,873
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	25,000	25,219
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.75%, 7/01/2053	83,000	82,604
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	2,079,000	2,085,147
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	158,000	158,045
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	83,000	83,024
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	1,000	962
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	39,000	38,708
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	1,000	991
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	45,000	39,810
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	7,000	5,734
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	412,000	311,034
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	396,000	274,064
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	186,000	59,282
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	120,000	93,600
		$4,184,632
Single Family Housing - State – 12.1%
West Virginia Housing Development Fund Finance Bonds, “A”, 4.55%, 11/01/2049	$1,000,000	$995,208
West Virginia Housing Development Fund Finance Bonds, “C”, 2.8%, 11/01/2024	250,000	248,061
West Virginia Housing Development Fund, “A”, 3.875%, 11/01/2044	1,120,000	1,064,994
West Virginia Housing Development Fund, “A”, 4.75%, 11/01/2048	1,000,000	1,012,563
West Virginia Housing Development Fund, “B”, 1.8%, 5/01/2026	485,000	455,702
West Virginia Housing Development Fund, “B”, 4.2%, 11/01/2047	1,000,000	955,313
West Virginia Housing Development Fund, “B”, 4.25%, 11/01/2052	615,000	575,804
West Virginia Housing Development Fund, “B”, 4.7%, 11/01/2053	980,000	978,614
West Virginia Housing Development Fund, “C”, 4.45%, 11/01/2037	1,000,000	1,029,408
West Virginia Housing Development Fund, “C”, 4.625%, 11/01/2042	1,000,000	1,009,032
West Virginia Housing Development Fund, “C”, 4.8%, 11/01/2047	1,000,000	1,018,441
60

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - State – continued
West Virginia Housing Development Fund, “D”, 4.6%, 11/01/2043	$1,000,000	$1,010,845
West Virginia Housing Development Fund, “D”, 4.8%, 11/01/2048	1,000,000	1,010,271
		$11,364,256
State & Local Agencies – 9.3%
Berkeley County, WV, Building Commission Lease Rev. (Berkeley County Day Report Center and Public Safety Building Projects), 4%, 12/01/2042	$1,740,000	$1,705,652
Berkeley County, WV, Building Commission Lease Rev. (LED Lighting Project), “B”, 5%, 6/01/2024	545,000	545,826
North Carolina Turnpike Authority, Triangle Expressway System Appropriation Rev., Capital Appreciation, 0%, 1/01/2044	1,640,000	683,092
Putnam County, WV, Building Commission Lease Rev. (Sheriff's Headquarters), “A”, BAM, 4.25%, 5/01/2042	500,000	511,178
Putnam County, WV, Building Commission Lease Rev. (Sheriff's Headquarters), “A”, BAM, 4.25%, 5/01/2047	500,000	504,069
Putnam County, WV, Building Commission Lease Rev. (Sheriff's Headquarters), “A”, BAM, 4.375%, 5/01/2052	560,000	562,082
West Virginia Economic Development Authority, Lease Rev. (Correctional, Juvenile and Public Safety Facilities), “A”, 5%, 6/01/2029	2,000,000	2,001,921
West Virginia Economic Development Authority, Lease Rev. (State Office Building), “B”, NPFG, 5.25%, 1/01/2025	115,000	115,124
West Virginia Economic Development Authority, Lease Rev. (State Office Building), “B”, NPFG, 5.25%, 1/01/2030	1,355,000	1,356,552
West Virginia Hospital Finance Authority Hospital Rev. (Veterans Nursing Home), 5.5%, 3/01/2034	795,000	796,079
		$8,781,575
Student Loan Revenue – 0.5%
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	$485,000	$471,867
Tax - Other – 2.6%
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2045	$60,000	$63,357
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2048	175,000	195,011
Monongalia County, WV, Senior Tax Increment Improvement Refunding Rev. (Development District No. 4 - University Town Centre), “A”, 6%, 6/01/2053 (n)	1,000,000	1,068,146
Virgin Islands Public Finance Authority Rev. (Gross Receipts), AGM, 5%, 10/01/2032	1,000,000	1,006,170
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	100,000	97,503
		$2,430,187
Tax Assessment – 1.5%
Morgantown, WV, Tax Increment Rev., Parking Garage Project, “A”, 5%, 6/01/2033	$455,000	$440,018
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), 4%, 6/01/2034	1,000,000	940,390
		$1,380,408
Tobacco – 0.9%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2048	$125,000	$116,018
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	500,000	472,834
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	330,000	308,832
		$897,684
Toll Roads – 2.4%
Virginia Small Business Financing Authority Senior Lien Rev. (Elizabeth River Crossings Opco LLC Project), 3%, 1/01/2041	$325,000	$263,801
West Virginia Parkways Authority, Senior Lien Turnpike Toll Rev., 4%, 6/01/2042	1,000,000	1,005,740
West Virginia Parkways Authority, Turnpike Toll Rev., 4%, 6/01/2047	1,000,000	965,363
		$2,234,904
Transportation - Special Tax – 2.3%
New Jersey Transportation Trust Fund Authority, “AA”, 4%, 6/15/2050	$1,000,000	$955,884
New Jersey Transportation Trust Fund Authority, Transportation Program, “BB”, 4%, 6/15/2044	1,225,000	1,198,381
		$2,154,265
Universities - Colleges – 8.8%
Fairmont, WV, State University Board of Governors Refunding Rev., “A”, 5%, 6/01/2032	$1,050,000	$1,181,617
Marshall University, WV, Board of Governors Rev., “A”, AGM, 3%, 5/01/2046	1,000,000	787,740
Marshall University, WV, Board of Governors Rev., “A”, AGM, 4%, 5/01/2050	1,500,000	1,349,036
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (International American University of Puerto Rico Project), 5%, 10/01/2031	100,000	100,130
West Virginia University, Board of Governors Improvement Rev. (West Virginia University Project), “A”, 5%, 10/01/2044	1,000,000	1,077,426
61

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
West Virginia University, Board of Governors Improvement Rev. (West Virginia University Project), “A”, 5%, 10/01/2049	$2,000,000	$2,101,912
West Virginia University, University Systems Rev., “A”, NPFG, 5.25%, 4/01/2028	1,665,000	1,718,404
		$8,316,265
Universities - Dormitories – 1.1%
West Virginia Economic Development Authority, University Facilities Refunding Rev. (Provident Group - Marshall Properties LLC - Marshall University Project), “A-1”, AGM, 5%, 7/01/2042	$1,000,000	$1,072,282
Utilities - Investor Owned – 2.8%
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Refunding Rev. (Wheeling Power Co. - Mitchell Project), “A”, 3%, 6/01/2037 (Put Date 6/18/2027)	$1,000,000	$976,785
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Rev. (Appalachian Power Company - Amos Project), “A”, 0.625%, 12/01/2038 (Put Date 12/15/2025)	750,000	695,223
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Rev. (Appalachian Power Company - Amos Project), “A”, 1%, 1/01/2041 (Put Date 9/01/2025)	1,000,000	943,510
		$2,615,518
Utilities - Municipal Owned – 1.0%
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2033	$435,000	$438,471
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2020 (a)(d)	10,000	2,625
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2021 (a)(d)	110,000	28,875
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2022 (a)(d)	180,000	47,250
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	285,000	74,812
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	45,000	11,813
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	20,000	5,250
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	10,000	2,625
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	100,000	26,250
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	40,000	10,500
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	50,000	13,125
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	10,000	2,625
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	145,000	38,062
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2030	135,000	133,154
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	10,000	9,890
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	10,000	2,625
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	20,000	5,250
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	70,000	18,375
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	75,000	19,687
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	20,000	5,250
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	65,000	17,063
Puerto Rico Electric Power Authority Rev., Taxable, “EEE”, 6.05%, 7/01/2032 (a)(d)	50,000	13,125
		$926,702
Utilities - Other – 2.5%
Black Belt Energy Gas District, AL, Gas Project Rev., “A”, 4%, 6/01/2051 (Put Date 12/01/2031)	$280,000	$282,236
Black Belt Energy Gas District, AL, Gas Project Rev., “C-1”, 5.25%, 2/01/2053 (Put Date 6/01/2029)	565,000	597,248
California Community Choice Financing Authority, Clean Energy Project Rev., “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	560,000	590,109
Southeast Alabama Energy Authority Commodity Supply Rev. (Project No. 5), “A”, 5.25%, 1/01/2054 (Put Date 7/01/2029)	510,000	541,580
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	310,000	331,268
		$2,342,441
Water & Sewer Utility Revenue – 10.6%
Berkeley County, WV, Public Service Sewer District, “A”, BAM, 5%, 6/01/2036	$1,700,000	$1,742,960
Greenbrier County, WV, Public Service District No. 1, Sewerage System Improvement Rev., “A”, BAM, 4.625%, 10/01/2052	1,000,000	1,019,394
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	180,000	183,540
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2029	20,000	20,053
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2035	20,000	20,052
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	135,000	140,846
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NPFG, 5%, 7/01/2032	35,000	35,064
62

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NPFG, 5%, 7/01/2036	$40,000	$40,052
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	50,000	50,075
Mississippi Development Bank Special Obligation (Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	75,000	75,257
Morgantown, WV, Combined Utility System Rev., “A”, AGM, 5%, 12/01/2041	1,000,000	1,033,255
Morgantown, WV, Combined Utility System Rev., “B”, 5%, 12/01/2043	2,000,000	2,094,219
West Virginia Water Development Authority Rev. (Loan Program II), “A-II”, 5%, 11/01/2033	1,475,000	1,534,181
West Virginia Water Development Authority Rev. (Loan Program IV), “A-IV”, 5%, 11/01/2038	500,000	532,726
Wheeling, WV, Combined Waterworks and Sewerage System Rev., “A”, BAM, 4%, 6/01/2051	1,500,000	1,427,837
		$9,949,511
Total Municipal Bonds (Identified Cost, $94,221,667)		$91,461,012
Bonds – 0.3%
Consumer Services – 0.3%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$167,000	$157,762
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	363,682	113,651
Total Bonds (Identified Cost, $301,066)		$271,413
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $108,533)	$180,564	$104,365
Investment Companies (h) – 0.8%
Money Market Funds – 0.8%
MFS Institutional Money Market Portfolio, 5.38% (v) (Identified Cost, $734,841)	734,839	$734,986
Other Assets, Less Liabilities – 1.6%		1,463,283
Net Assets – 100.0%		$94,035,059
Portfolio Footnotes:
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of each fund’s investments in affiliated issuers and in unaffiliated issuers were as follows:
	Affiliated Issuers	Unaffiliated Issuers
Mississippi Fund	$589,587	$79,126,336
New York Fund	1,290,035	168,823,582
North Carolina Fund	3,111,246	442,584,717
Pennsylvania Fund	1,147,173	160,095,869
South Carolina Fund	2,190,396	207,964,004
Virginia Fund	1,322,025	351,465,642
West Virginia Fund	734,986	91,836,790
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities and percentage of net assets for each fund is as follows:
	Value	Percent of net assets
Mississippi Fund	$1,074,103	1.4%
New York Fund	8,974,449	5.2%
North Carolina Fund	5,831,421	1.3%
Pennsylvania Fund	5,942,232	3.7%
South Carolina Fund	5,060,774	2.4%
Virginia Fund	7,569,654	2.1%
West Virginia Fund	3,092,852	3.3%
63

Portfolio of Investments – continued
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
COP	Certificate of Participation
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NPFG	National Public Finance Guarantee Corp.
SOFR	Secured Overnight Financing Rate
See Notes to Financial Statements
64

Financial Statements
Statements of Assets and Liabilities
At 3/31/24
These statements represent each fund's balance sheet, which details the assets and liabilities comprising the total value of each fund.
	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Assets
Investments in unaffiliated issuers, at value (identified cost, $81,332,723, $172,615,123, $451,773,377, and $165,158,788, respectively)	$79,126,336	$168,823,582	$442,584,717	$160,095,869
Investments in affiliated issuers, at value (identified cost, $589,470, $1,289,878, $3,110,627, and $1,146,913, respectively)	589,587	1,290,035	3,111,246	1,147,173
Cash	—	320	—	—
Receivables for
Investments sold	—	65,000	—	195,000
Fund shares sold	499	200,536	698,503	188,239
Interest	985,786	2,332,083	6,302,837	2,237,583
Receivable from investment adviser	—	16,466	—	8,491
Other assets	412	638	1,778	649
Total assets	$80,702,620	$172,728,660	$452,699,081	$163,873,004
Liabilities
Payables for
Distributions	$9,077	$70,003	$54,794	$46,364
Fund shares reacquired	102,538	180,060	1,005,627	419,951
When-issued investments purchased	1,073,560	—	—	1,107,040
Payable to affiliates
Investment adviser	4,737	—	12,380	—
Administrative services fee	296	477	1,019	458
Shareholder servicing costs	13,727	41,652	89,389	30,632
Distribution and service fees	954	4,887	12,327	1,542
Payable for independent Trustees' compensation	34	36	2,150	32
Payable for audit and tax fees	58,346	58,346	58,346	58,346
Accrued expenses and other liabilities	18,662	31,540	49,299	27,030
Total liabilities	$1,281,931	$387,001	$1,285,331	$1,691,395
Net assets	$79,420,689	$172,341,659	$451,413,750	$162,181,609
Net assets consist of
Paid-in capital	$87,118,650	$190,410,919	$490,213,048	$175,236,151
Total distributable earnings (loss)	(7,697,961)	(18,069,260)	(38,799,298)	(13,054,542)
Net assets	$79,420,689	$172,341,659	$451,413,750	$162,181,609
65

Statements of Assets and Liabilities – continued
	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Net assets
Class A	$69,552,059	$123,264,898	$295,849,274	$110,624,672
Class B	54,356	438,406	140,348	287,616
Class C	—	4,590,341	16,267,017	—
Class I	6,779,465	37,820,734	102,556,100	31,001,700
Class R6	3,034,809	6,227,280	36,601,011	20,267,621
Total net assets	$79,420,689	$172,341,659	$451,413,750	$162,181,609
Shares of beneficial interest outstanding
Class A	7,831,944	12,220,918	27,324,743	11,626,264
Class B	6,114	43,578	12,978	30,150
Class C	—	455,659	1,503,284	—
Class I	764,671	4,240,804	11,363,230	3,419,344
Class R6	342,284	697,259	4,055,038	2,235,213
Total shares of beneficial interest outstanding	8,945,013	17,658,218	44,259,273	17,310,971
Class A shares
Net asset value per share (net assets / shares of beneficial interest outstanding)	$8.88	$10.09	$10.83	$9.52
Offering price per share (100 / 95.75 x net asset value per share)	$9.27	$10.54	$11.31	$9.94
Class B shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$8.89	$10.06	$10.81	$9.54
Class C shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$—	$10.07	$10.82	$—
Class I shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$8.87	$8.92	$9.03	$9.07
Class R6 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$8.87	$8.93	$9.03	$9.07
On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.
See Notes to Financial Statements
66

Statements of Assets and Liabilities – continued
At 3/31/24	South Carolina Fund	Virginia Fund	West Virginia Fund
Assets
Investments in unaffiliated issuers, at value (identified cost, $211,803,445, $360,706,470, and $94,631,266, respectively)	$207,964,004	$351,465,642	$91,836,790
Investments in affiliated issuers, at value (identified cost, $2,190,035, $1,321,731, and $734,841, respectively)	2,190,396	1,322,025	734,986
Receivables for
Investments sold	141,454	—	370,000
Fund shares sold	919,144	1,292,011	41,497
Interest	2,768,192	4,890,233	1,319,344
Receivable from investment adviser	3,069	8,015	13,822
Other assets	739	1,142	433
Total assets	$213,986,998	$358,979,068	$94,316,872
Liabilities
Payables for
Distributions	$16,803	$60,068	$11,786
Fund shares reacquired	282,889	783,716	166,843
Payable to affiliates
Administrative services fee	556	837	325
Shareholder servicing costs	36,515	81,486	20,336
Distribution and service fees	5,108	8,548	2,355
Payable for independent Trustees' compensation	2,152	2,186	2,159
Payable for audit and tax fees	58,346	58,346	58,346
Accrued expenses and other liabilities	30,128	41,426	19,663
Total liabilities	$432,497	$1,036,613	$281,813
Net assets	$213,554,501	$357,942,455	$94,035,059
Net assets consist of
Paid-in capital	$236,888,647	$388,707,029	$103,563,919
Total distributable earnings (loss)	(23,334,146)	(30,764,574)	(9,528,860)
Net assets	$213,554,501	$357,942,455	$94,035,059
67

Statements of Assets and Liabilities – continued
	South Carolina Fund	Virginia Fund	West Virginia Fund
Net assets
Class A	$149,893,130	$226,140,492	$68,855,091
Class B	47,754	211,171	39,125
Class C	—	5,880,194	—
Class I	46,522,793	100,954,324	21,196,034
Class R6	17,090,824	24,756,274	3,944,809
Total net assets	$213,554,501	$357,942,455	$94,035,059
Shares of beneficial interest outstanding
Class A	13,488,146	21,981,451	6,783,436
Class B	4,300	20,543	3,856
Class C	—	571,722	—
Class I	5,167,106	11,290,752	2,372,482
Class R6	1,897,991	2,766,620	441,626
Total shares of beneficial interest outstanding	20,557,543	36,631,088	9,601,400
Class A shares
Net asset value per share (net assets / shares of beneficial interest outstanding)	$11.11	$10.29	$10.15
Offering price per share (100 / 95.75 x net asset value per share)	$11.60	$10.75	$10.60
Class B shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$11.11	$10.28	$10.15
Class C shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$—	$10.29	$—
Class I shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$9.00	$8.94	$8.93
Class R6 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$9.00	$8.95	$8.93
On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.
See Notes to Financial Statements
68

Financial Statements
Statements of Operations
Year ended 3/31/24
These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund’s operations.
	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Net investment income (loss)
Interest	$2,888,882	$7,368,687	$16,421,240	$6,041,772
Dividends from affiliated issuers	65,596	159,693	345,212	137,992
Other	47	88	154	75
Total investment income	$2,954,525	$7,528,468	$16,766,606	$6,179,839
Expenses
Management fee	$366,272	$804,970	$2,017,293	$720,108
Distribution and service fees	178,468	363,540	931,861	276,211
Shareholder servicing costs	51,602	152,775	320,510	118,278
Administrative services fee	21,976	35,898	74,345	33,200
Independent Trustees' compensation	3,589	5,243	9,903	4,878
Custodian fee	16,991	28,586	52,368	28,695
Shareholder communications	8,089	11,468	18,091	12,431
Audit and tax fees	67,566	67,571	67,579	67,569
Legal fees	10,750	30,352	36,801	22,025
Registration fees	59,964	73,131	75,365	60,439
Miscellaneous	28,976	31,040	35,430	30,787
Total expenses	$814,243	$1,604,574	$3,639,546	$1,374,621
Fees paid indirectly	(24)	(168)	(189)	(145)
Reduction of expenses by investment adviser and distributor	(117,284)	(215,352)	(86,029)	(333,389)
Net expenses	$696,935	$1,389,054	$3,553,328	$1,041,087
Net investment income (loss)	$2,257,590	$6,139,414	$13,213,278	$5,138,752
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(523,069)	$(1,922,094)	$(5,887,423)	$(1,207,822)
Affiliated issuers	(1,321)	(2,480)	(443)	(754)
Net realized gain (loss)	$(524,390)	$(1,924,574)	$(5,887,866)	$(1,208,576)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$198,459	$3,731,567	$6,075,494	$550,867
Affiliated issuers	(61)	(578)	(865)	(375)
Net unrealized gain (loss)	$198,398	$3,730,989	$6,074,629	$550,492
Net realized and unrealized gain (loss)	$(325,992)	$1,806,415	$186,763	$(658,084)
Change in net assets from operations	$1,931,598	$7,945,829	$13,400,041	$4,480,668
See Notes to Financial Statements
69

Statements of Operations – continued
Year ended 3/31/24	South Carolina Fund	Virginia Fund	West Virginia Fund
Net investment income (loss)
Interest	$7,636,422	$12,741,059	$3,565,880
Dividends from affiliated issuers	131,881	317,220	56,652
Other	—	—	50
Total investment income	$7,768,303	$13,058,279	$3,622,582
Expenses
Management fee	$934,670	$1,601,843	$424,876
Distribution and service fees	369,517	660,602	182,417
Shareholder servicing costs	131,020	285,909	76,539
Administrative services fee	40,005	61,167	23,835
Independent Trustees' compensation	5,940	8,430	4,099
Custodian fee	27,853	45,575	17,511
Shareholder communications	11,596	15,251	8,561
Audit and tax fees	67,570	67,576	67,566
Legal fees	23,336	27,641	10,381
Registration fees	60,387	74,925	69,811
Miscellaneous	30,254	34,382	28,999
Total expenses	$1,702,148	$2,883,301	$914,595
Fees paid indirectly	(182)	(315)	(128)
Reduction of expenses by investment adviser and distributor	(117,804)	(247,894)	(150,120)
Net expenses	$1,584,162	$2,635,092	$764,347
Net investment income (loss)	$6,184,141	$10,423,187	$2,858,235
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(4,125,032)	$(6,111,963)	$(615,740)
Affiliated issuers	(16)	1,856	76
Net realized gain (loss)	$(4,125,048)	$(6,110,107)	$(615,664)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$4,455,697	$6,443,322	$548,167
Affiliated issuers	151	(598)	3
Net unrealized gain (loss)	$4,455,848	$6,442,724	$548,170
Net realized and unrealized gain (loss)	$330,800	$332,617	$(67,494)
Change in net assets from operations	$6,514,941	$10,755,804	$2,790,741
See Notes to Financial Statements
70

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
Year ended 3/31/24	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Change in net assets
From operations
Net investment income (loss)	$2,257,590	$6,139,414	$13,213,278	$5,138,752
Net realized gain (loss)	(524,390)	(1,924,574)	(5,887,866)	(1,208,576)
Net unrealized gain (loss)	198,398	3,730,989	6,074,629	550,492
Change in net assets from operations	$1,931,598	$7,945,829	$13,400,041	$4,480,668
Total distributions to shareholders	$(2,322,925)	$(6,373,795)	$(13,622,789)	$(5,296,145)
Change in net assets from fund share transactions	$(4,102,593)	$(47,014,255)	$(673,314)	$(3,117,643)
Total change in net assets	$(4,493,920)	$(45,442,221)	$(896,062)	$(3,933,120)
Net assets
At beginning of period	83,914,609	217,783,880	452,309,812	166,114,729
At end of period	$79,420,689	$172,341,659	$451,413,750	$162,181,609
Year ended 3/31/24	South Carolina Fund	Virginia Fund	West Virginia Fund
Change in net assets
From operations
Net investment income (loss)	$6,184,141	$10,423,187	$2,858,235
Net realized gain (loss)	(4,125,048)	(6,110,107)	(615,664)
Net unrealized gain (loss)	4,455,848	6,442,724	548,170
Change in net assets from operations	$6,514,941	$10,755,804	$2,790,741
Total distributions to shareholders	$(6,273,286)	$(10,727,525)	$(2,919,310)
Change in net assets from fund share transactions	$(12,962)	$(4,095,245)	$(5,329,332)
Total change in net assets	$228,693	$(4,066,966)	$(5,457,901)
Net assets
At beginning of period	213,325,808	362,009,421	99,492,960
At end of period	$213,554,501	$357,942,455	$94,035,059
See Notes to Financial Statements
71

Statements of Changes in Net Assets – continued
Year ended 3/31/23	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Change in net assets
From operations
Net investment income (loss)	$2,129,191	$6,817,763	$11,114,359	$4,562,568
Net realized gain (loss)	(1,887,065)	(8,287,593)	(10,728,203)	(4,208,152)
Net unrealized gain (loss)	(2,459,904)	(6,865,116)	(10,633,552)	(5,102,945)
Change in net assets from operations	$(2,217,778)	$(8,334,946)	$(10,247,396)	$(4,748,529)
Total distributions to shareholders	$(2,234,760)	$(7,026,543)	$(11,616,464)	$(4,736,498)
Change in net assets from fund share transactions	$(9,802,626)	$(26,384,440)	$(67,570,276)	$(15,531,967)
Total change in net assets	$(14,255,164)	$(41,745,929)	$(89,434,136)	$(25,016,994)
Net assets
At beginning of period	98,169,773	259,529,809	541,743,948	191,131,723
At end of period	$83,914,609	$217,783,880	$452,309,812	$166,114,729
Year ended 3/31/23	South Carolina Fund	Virginia Fund	West Virginia Fund
Change in net assets
From operations
Net investment income (loss)	$5,442,532	$9,257,508	$2,596,176
Net realized gain (loss)	(9,606,016)	(7,317,996)	(2,294,870)
Net unrealized gain (loss)	(2,950,265)	(9,131,583)	(2,835,655)
Change in net assets from operations	$(7,113,749)	$(7,192,071)	$(2,534,349)
Total distributions to shareholders	$(5,622,830)	$(9,469,451)	$(2,712,235)
Change in net assets from fund share transactions	$(53,709,621)	$4,859,970	$(7,381,557)
Total change in net assets	$(66,446,200)	$(11,801,552)	$(12,628,141)
Net assets
At beginning of period	279,772,008	373,810,973	112,121,101
At end of period	$213,325,808	$362,009,421	$99,492,960
See Notes to Financial Statements
72

Financial Statements
Financial Highlights
MFS MISSISSIPPI MUNICIPAL BOND FUND
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Year ended
Class A	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$8.92	$9.33	$9.90	$9.63	$9.64
Income (loss) from investment operations
Net investment income (loss) (d)	$0.24	$0.21	$0.19	$0.23	$0.28
Net realized and unrealized gain (loss)	(0.03)	(0.39)	(0.57)	0.27	(0.01)
Total from investment operations	$0.21	$(0.18)	$(0.38)	$0.50	$0.27
Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.23)	$(0.19)	$(0.23)	$(0.28)
Net asset value, end of period (x)	$8.88	$8.92	$9.33	$9.90	$9.63
Total return (%) (r)(s)(t)(x)	2.42	(1.93)	(3.95)	5.20	2.80
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.03	1.01	0.97	0.97	0.98
Expenses after expense reductions (f)	0.87	0.85	0.80	0.81	0.82
Net investment income (loss)	2.76	2.41	1.90	2.33	2.88
Portfolio turnover	22	19	13	20	30
Net assets at end of period (000 omitted)	$69,552	$73,256	$81,093	$92,395	$86,335
	Year ended
Class B	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$8.92	$9.35	$9.92	$9.64	$9.65
Income (loss) from investment operations
Net investment income (loss) (d)	$0.19	$0.15	$0.12	$0.18	$0.22
Net realized and unrealized gain (loss)	(0.03)	(0.41)	(0.57)	0.26	(0.01)
Total from investment operations	$0.16	$(0.26)	$(0.45)	$0.44	$0.21
Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.17)	$(0.12)	$(0.16)	$(0.22)
Net asset value, end of period (x)	$8.89	$8.92	$9.35	$9.92	$9.64
Total return (%) (r)(s)(t)(x)	1.88	(2.78)	(4.56)	4.63	2.14
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.79	1.76	1.72	1.72	1.73
Expenses after expense reductions (f)	1.52	1.50	1.45	1.46	1.47
Net investment income (loss)	2.12	1.71	1.26	1.79	2.24
Portfolio turnover	22	19	13	20	30
Net assets at end of period (000 omitted)	$54	$8	$90	$115	$626
See Notes to Financial Statements
73

Financial Highlights − continued
MFS MISSISSIPPI MUNICIPAL BOND FUND − continued
	Year ended
Class I	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$8.90	$9.31	$9.89	$9.61	$9.63
Income (loss) from investment operations
Net investment income (loss) (d)	$0.25	$0.22	$0.20	$0.24	$0.29
Net realized and unrealized gain (loss)	(0.02)	(0.40)	(0.58)	0.28	(0.02)
Total from investment operations	$0.23	$(0.18)	$(0.38)	$0.52	$0.27
Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.23)	$(0.20)	$(0.24)	$(0.29)
Net asset value, end of period (x)	$8.87	$8.90	$9.31	$9.89	$9.61
Total return (%) (r)(s)(t)(x)	2.64	(1.85)	(3.96)	5.41	2.79
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.78	0.76	0.72	0.72	0.72
Expenses after expense reductions (f)	0.77	0.75	0.70	0.70	0.71
Net investment income (loss)	2.86	2.50	2.00	2.42	2.96
Portfolio turnover	22	19	13	20	30
Net assets at end of period (000 omitted)	$6,779	$7,777	$13,661	$13,878	$11,374
	Year ended
Class R6	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$8.90	$9.31	$9.89	$9.61	$9.63
Income (loss) from investment operations
Net investment income (loss) (d)	$0.26	$0.23	$0.20	$0.24	$0.29
Net realized and unrealized gain (loss)	(0.03)	(0.40)	(0.58)	0.28	(0.01)
Total from investment operations	$0.23	$(0.17)	$(0.38)	$0.52	$0.28
Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.24)	$(0.20)	$(0.24)	$(0.30)
Net asset value, end of period (x)	$8.87	$8.90	$9.31	$9.89	$9.61
Total return (%) (r)(s)(t)(x)	2.70	(1.78)	(3.90)	5.48	2.85
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.72	0.70	0.65	0.65	0.66
Expenses after expense reductions (f)	0.71	0.68	0.64	0.64	0.65
Net investment income (loss)	2.92	2.57	2.06	2.47	2.95
Portfolio turnover	22	19	13	20	30
Net assets at end of period (000 omitted)	$3,035	$2,874	$3,327	$2,668	$2,384
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
74

Financial Highlights − continued
MFS NEW YORK MUNICIPAL BOND FUND
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Year ended
Class A	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$10.01	$10.62	$11.33	$10.93	$11.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.33	$0.29	$0.24	$0.29	$0.31
Net realized and unrealized gain (loss)	0.10	(0.60)	(0.71)	0.39	(0.08)
Total from investment operations	$0.43	$(0.31)	$(0.47)	$0.68	$0.23
Less distributions declared to shareholders
From net investment income	$(0.35)	$(0.30)	$(0.24)	$(0.28)	$(0.30)
Net asset value, end of period (x)	$10.09	$10.01	$10.62	$11.33	$10.93
Total return (%) (r)(s)(t)(x)	4.41	(2.91)	(4.30)	6.32	2.08
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.95	0.91	0.88	0.87	0.88
Expenses after expense reductions (f)	0.83	0.83	0.83	0.84	0.86
Net investment income (loss)	3.39	2.86	2.09	2.57	2.73
Portfolio turnover	29	35	19	45	25
Net assets at end of period (000 omitted)	$123,265	$126,231	$153,525	$170,723	$174,514
	Year ended
Class B	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$9.98	$10.60	$11.31	$10.90	$10.97
Income (loss) from investment operations
Net investment income (loss) (d)	$0.26	$0.21	$0.15	$0.20	$0.22
Net realized and unrealized gain (loss)	0.09	(0.61)	(0.71)	0.41	(0.07)
Total from investment operations	$0.35	$(0.40)	$(0.56)	$0.61	$0.15
Less distributions declared to shareholders
From net investment income	$(0.27)	$(0.22)	$(0.15)	$(0.20)	$(0.22)
Net asset value, end of period (x)	$10.06	$9.98	$10.60	$11.31	$10.90
Total return (%) (r)(s)(t)(x)	3.64	(3.74)	(5.02)	5.63	1.32
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.70	1.66	1.63	1.62	1.63
Expenses after expense reductions (f)	1.58	1.58	1.58	1.60	1.62
Net investment income (loss)	2.64	2.10	1.35	1.85	2.00
Portfolio turnover	29	35	19	45	25
Net assets at end of period (000 omitted)	$438	$516	$725	$1,063	$2,193
See Notes to Financial Statements
75

Financial Highlights − continued
MFS NEW YORK MUNICIPAL BOND FUND − continued
	Year ended
Class C	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$9.99	$10.61	$11.32	$10.91	$10.98
Income (loss) from investment operations
Net investment income (loss) (d)	$0.26	$0.21	$0.15	$0.20	$0.22
Net realized and unrealized gain (loss)	0.09	(0.61)	(0.71)	0.41	(0.07)
Total from investment operations	$0.35	$(0.40)	$(0.56)	$0.61	$0.15
Less distributions declared to shareholders
From net investment income	$(0.27)	$(0.22)	$(0.15)	$(0.20)	$(0.22)
Net asset value, end of period (x)	$10.07	$9.99	$10.61	$11.32	$10.91
Total return (%) (r)(s)(t)(x)	3.64	(3.73)	(5.02)	5.63	1.32
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.70	1.66	1.63	1.62	1.63
Expenses after expense reductions (f)	1.58	1.58	1.58	1.59	1.62
Net investment income (loss)	2.64	2.09	1.34	1.83	1.98
Portfolio turnover	29	35	19	45	25
Net assets at end of period (000 omitted)	$4,590	$6,462	$9,646	$12,260	$15,471
	Year ended
Class I	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$8.85	$9.39	$10.02	$9.66	$9.73
Income (loss) from investment operations
Net investment income (loss) (d)	$0.32	$0.27	$0.24	$0.28	$0.30
Net realized and unrealized gain (loss)	0.08	(0.53)	(0.64)	0.35	(0.08)
Total from investment operations	$0.40	$(0.26)	$(0.40)	$0.63	$0.22
Less distributions declared to shareholders
From net investment income	$(0.33)	$(0.28)	$(0.23)	$(0.27)	$(0.29)
Net asset value, end of period (x)	$8.92	$8.85	$9.39	$10.02	$9.66
Total return (%) (r)(s)(t)(x)	4.66	(2.67)	(4.08)	6.65	2.25
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.70	0.66	0.62	0.62	0.63
Expenses after expense reductions (f)	0.58	0.58	0.58	0.59	0.62
Net investment income (loss)	3.64	3.10	2.32	2.81	2.97
Portfolio turnover	29	35	19	45	25
Net assets at end of period (000 omitted)	$37,821	$36,516	$44,708	$95,882	$83,586
See Notes to Financial Statements
76

Financial Highlights − continued
MFS NEW YORK MUNICIPAL BOND FUND − continued
	Year ended
Class R6	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$8.84	$9.39	$10.02	$9.66	$9.73
Income (loss) from investment operations
Net investment income (loss) (d)	$0.31	$0.28	$0.25	$0.28	$0.30
Net realized and unrealized gain (loss)	0.12	(0.54)	(0.64)	0.36	(0.07)
Total from investment operations	$0.43	$(0.26)	$(0.39)	$0.64	$0.23
Less distributions declared to shareholders
From net investment income	$(0.34)	$(0.29)	$(0.24)	$(0.28)	$(0.30)
Net asset value, end of period (x)	$8.93	$8.84	$9.39	$10.02	$9.66
Total return (%) (r)(s)(t)(x)	4.97	(2.70)	(4.02)	6.72	2.31
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.60	0.58	0.57	0.56	0.56
Expenses after expense reductions (f)	0.50	0.50	0.51	0.53	0.55
Net investment income (loss)	3.56	3.21	2.51	2.86	3.01
Portfolio turnover	29	35	19	45	25
Net assets at end of period (000 omitted)	$6,227	$48,058	$50,925	$4,866	$3,092
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
77

Financial Highlights − continued
MFS NORTH CAROLINA MUNICIPAL BOND FUND
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Year ended
Class A	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$10.81	$11.25	$11.91	$11.45	$11.59
Income (loss) from investment operations
Net investment income (loss) (d)	$0.31	$0.25	$0.21	$0.27	$0.32
Net realized and unrealized gain (loss)	0.03	(0.43)	(0.67)	0.46	(0.13)
Total from investment operations	$0.34	$(0.18)	$(0.46)	$0.73	$0.19
Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.26)	$(0.20)	$(0.27)	$(0.33)
Net asset value, end of period (x)	$10.83	$10.81	$11.25	$11.91	$11.45
Total return (%) (r)(s)(t)(x)	3.23	(1.56)	(3.91)	6.42	1.55
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.86	0.85	0.84	0.84	0.85
Expenses after expense reductions (f)	0.84	0.84	0.83	0.83	0.83
Net investment income (loss)	2.90	2.30	1.74	2.29	2.72
Portfolio turnover	25	30	16	25	28
Net assets at end of period (000 omitted)	$295,849	$302,524	$354,752	$359,286	$326,916
	Year ended
Class B	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$10.80	$11.24	$11.90	$11.44	$11.57
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23	$0.16	$0.12	$0.19	$0.24
Net realized and unrealized gain (loss)	0.02	(0.42)	(0.67)	0.45	(0.13)
Total from investment operations	$0.25	$(0.26)	$(0.55)	$0.64	$0.11
Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.18)	$(0.11)	$(0.18)	$(0.24)
Net asset value, end of period (x)	$10.81	$10.80	$11.24	$11.90	$11.44
Total return (%) (r)(s)(t)(x)	2.37	(2.29)	(4.63)	5.64	0.88
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.61	1.61	1.59	1.59	1.61
Expenses after expense reductions (f)	1.59	1.59	1.58	1.58	1.59
Net investment income (loss)	2.15	1.51	0.99	1.60	2.01
Portfolio turnover	25	30	16	25	28
Net assets at end of period (000 omitted)	$140	$165	$323	$416	$788
See Notes to Financial Statements
78

Financial Highlights − continued
MFS NORTH CAROLINA MUNICIPAL BOND FUND − continued
	Year ended
Class C	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$10.81	$11.25	$11.91	$11.45	$11.58
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23	$0.17	$0.12	$0.18	$0.23
Net realized and unrealized gain (loss)	0.02	(0.43)	(0.67)	0.46	(0.12)
Total from investment operations	$0.25	$(0.26)	$(0.55)	$0.64	$0.11
Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.18)	$(0.11)	$(0.18)	$(0.24)
Net asset value, end of period (x)	$10.82	$10.81	$11.25	$11.91	$11.45
Total return (%) (r)(s)(t)(x)	2.37	(2.29)	(4.63)	5.63	0.88
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.61	1.60	1.59	1.59	1.61
Expenses after expense reductions (f)	1.59	1.59	1.58	1.58	1.59
Net investment income (loss)	2.15	1.54	0.99	1.56	1.96
Portfolio turnover	25	30	16	25	28
Net assets at end of period (000 omitted)	$16,267	$21,315	$28,828	$35,315	$45,135
	Year ended
Class I	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$9.01	$9.38	$9.93	$9.55	$9.66
Income (loss) from investment operations
Net investment income (loss) (d)	$0.28	$0.23	$0.20	$0.25	$0.29
Net realized and unrealized gain (loss)	0.03	(0.36)	(0.56)	0.38	(0.10)
Total from investment operations	$0.31	$(0.13)	$(0.36)	$0.63	$0.19
Less distributions declared to shareholders
From net investment income	$(0.29)	$(0.24)	$(0.19)	$(0.25)	$(0.30)
Net asset value, end of period (x)	$9.03	$9.01	$9.38	$9.93	$9.55
Total return (%) (r)(s)(t)(x)	3.52	(1.35)	(3.67)	6.64	1.87
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.61	0.60	0.59	0.59	0.60
Expenses after expense reductions (f)	0.59	0.59	0.58	0.58	0.59
Net investment income (loss)	3.15	2.54	1.99	2.52	2.95
Portfolio turnover	25	30	16	25	28
Net assets at end of period (000 omitted)	$102,556	$97,036	$116,857	$113,800	$83,861
See Notes to Financial Statements
79

Financial Highlights − continued
MFS NORTH CAROLINA MUNICIPAL BOND FUND − continued
	Year ended
Class R6	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$9.01	$9.38	$9.93	$9.55	$9.66
Income (loss) from investment operations
Net investment income (loss) (d)	$0.29	$0.23	$0.20	$0.25	$0.30
Net realized and unrealized gain (loss)	0.02	(0.36)	(0.55)	0.38	(0.11)
Total from investment operations	$0.31	$(0.13)	$(0.35)	$0.63	$0.19
Less distributions declared to shareholders
From net investment income	$(0.29)	$(0.24)	$(0.20)	$(0.25)	$(0.30)
Net asset value, end of period (x)	$9.03	$9.01	$9.38	$9.93	$9.55
Total return (%) (r)(s)(t)(x)	3.59	(1.28)	(3.60)	6.71	1.94
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.54	0.53	0.52	0.52	0.53
Expenses after expense reductions (f)	0.52	0.52	0.51	0.51	0.52
Net investment income (loss)	3.22	2.61	2.05	2.59	3.01
Portfolio turnover	25	30	16	25	28
Net assets at end of period (000 omitted)	$36,601	$31,269	$40,985	$34,703	$24,040
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
80

Financial Highlights − continued
MFS PENNSYLVANIA MUNICIPAL BOND FUND
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Year ended
Class A	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$9.55	$10.05	$10.60	$10.24	$10.26
Income (loss) from investment operations
Net investment income (loss) (d)	$0.30	$0.25	$0.21	$0.27	$0.33
Net realized and unrealized gain (loss)	(0.02)	(0.49)	(0.55)	0.36	(0.02)
Total from investment operations	$0.28	$(0.24)	$(0.34)	$0.63	$0.31
Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.26)	$(0.21)	$(0.27)	$(0.33)
Net asset value, end of period (x)	$9.52	$9.55	$10.05	$10.60	$10.24
Total return (%) (r)(s)(t)(x)	3.01	(2.31)	(3.29)	6.21	2.97
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.95	0.93	0.91	0.92	0.94
Expenses after expense reductions (f)	0.69	0.69	0.71	0.76	0.78
Net investment income (loss)	3.18	2.65	2.02	2.55	3.13
Portfolio turnover	19	29	19	28	17
Net assets at end of period (000 omitted)	$110,625	$113,427	$132,466	$137,727	$117,575
	Year ended
Class B	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$9.57	$10.07	$10.62	$10.27	$10.29
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23	$0.18	$0.14	$0.19	$0.25
Net realized and unrealized gain (loss)	(0.02)	(0.49)	(0.56)	0.35	(0.02)
Total from investment operations	$0.21	$(0.31)	$(0.42)	$0.54	$0.23
Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.19)	$(0.13)	$(0.19)	$(0.25)
Net asset value, end of period (x)	$9.54	$9.57	$10.07	$10.62	$10.27
Total return (%) (r)(s)(t)(x)	2.24	(3.03)	(4.00)	5.32	2.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.70	1.68	1.66	1.67	1.69
Expenses after expense reductions (f)	1.44	1.44	1.46	1.51	1.53
Net investment income (loss)	2.43	1.89	1.27	1.86	2.40
Portfolio turnover	19	29	19	28	17
Net assets at end of period (000 omitted)	$288	$414	$577	$851	$1,507
See Notes to Financial Statements
81

Financial Highlights − continued
MFS PENNSYLVANIA MUNICIPAL BOND FUND − continued
	Year ended
Class I	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$9.10	$9.57	$10.09	$9.76	$9.78
Income (loss) from investment operations
Net investment income (loss) (d)	$0.29	$0.25	$0.21	$0.26	$0.32
Net realized and unrealized gain (loss)	(0.02)	(0.46)	(0.52)	0.34	(0.02)
Total from investment operations	$0.27	$(0.21)	$(0.31)	$0.60	$0.30
Less distributions declared to shareholders
From net investment income	$(0.30)	$(0.26)	$(0.21)	$(0.27)	$(0.32)
Net asset value, end of period (x)	$9.07	$9.10	$9.57	$10.09	$9.76
Total return (%) (r)(s)(t)(x)	3.09	(2.15)	(3.16)	6.18	3.06
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.70	0.68	0.66	0.67	0.69
Expenses after expense reductions (f)	0.59	0.59	0.61	0.66	0.68
Net investment income (loss)	3.27	2.74	2.11	2.64	3.21
Portfolio turnover	19	29	19	28	17
Net assets at end of period (000 omitted)	$31,002	$31,571	$37,530	$32,103	$26,064
	Year ended
Class R6	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$9.10	$9.58	$10.10	$9.76	$9.78
Income (loss) from investment operations
Net investment income (loss) (d)	$0.30	$0.26	$0.22	$0.27	$0.33
Net realized and unrealized gain (loss)	(0.02)	(0.48)	(0.52)	0.34	(0.02)
Total from investment operations	$0.28	$(0.22)	$(0.30)	$0.61	$0.31
Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.26)	$(0.22)	$(0.27)	$(0.33)
Net asset value, end of period (x)	$9.07	$9.10	$9.58	$10.10	$9.76
Total return (%) (r)(s)(t)(x)	3.16	(2.19)	(3.09)	6.35	3.13
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.63	0.61	0.59	0.60	0.61
Expenses after expense reductions (f)	0.52	0.52	0.54	0.59	0.60
Net investment income (loss)	3.34	2.83	2.18	2.71	3.28
Portfolio turnover	19	29	19	28	17
Net assets at end of period (000 omitted)	$20,268	$20,702	$20,559	$15,830	$13,031
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
82

Financial Highlights − continued
MFS SOUTH CAROLINA MUNICIPAL BOND FUND
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Year ended
Class A	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$11.08	$11.61	$12.30	$11.94	$11.97
Income (loss) from investment operations
Net investment income (loss) (d)	$0.32	$0.25	$0.19	$0.25	$0.33
Net realized and unrealized gain (loss)	0.03	(0.52)	(0.69)	0.36	(0.04)
Total from investment operations	$0.35	$(0.27)	$(0.50)	$0.61	$0.29
Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.26)	$(0.19)	$(0.25)	$(0.32)
Net asset value, end of period (x)	$11.11	$11.08	$11.61	$12.30	$11.94
Total return (%) (r)(s)(t)(x)	3.27	(2.26)	(4.15)	5.18	2.44
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.90	0.88	0.86	0.87	0.88
Expenses after expense reductions (f)	0.84	0.84	0.84	0.84	0.84
Net investment income (loss)	2.90	2.27	1.55	2.08	2.68
Portfolio turnover	25	28	22	23	22
Net assets at end of period (000 omitted)	$149,893	$154,644	$204,883	$222,730	$192,059
	Year ended
Class B	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$11.08	$11.60	$12.30	$11.93	$11.97
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23	$0.17	$0.10	$0.18	$0.24
Net realized and unrealized gain (loss)	0.04	(0.51)	(0.70)	0.35	(0.05)
Total from investment operations	$0.27	$(0.34)	$(0.60)	$0.53	$0.19
Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.18)	$(0.10)	$(0.16)	$(0.23)
Net asset value, end of period (x)	$11.11	$11.08	$11.60	$12.30	$11.93
Total return (%) (r)(s)(t)(x)	2.50	(2.91)	(4.95)	4.50	1.59
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.65	1.63	1.61	1.62	1.64
Expenses after expense reductions (f)	1.59	1.59	1.59	1.59	1.59
Net investment income (loss)	2.12	1.55	0.81	1.48	1.96
Portfolio turnover	25	28	22	23	22
Net assets at end of period (000 omitted)	$48	$137	$146	$280	$1,200
See Notes to Financial Statements
83

Financial Highlights − continued
MFS SOUTH CAROLINA MUNICIPAL BOND FUND − continued
	Year ended
Class I	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$8.98	$9.40	$9.97	$9.67	$9.70
Income (loss) from investment operations
Net investment income (loss) (d)	$0.28	$0.23	$0.18	$0.23	$0.29
Net realized and unrealized gain (loss)	0.02	(0.42)	(0.57)	0.30	(0.03)
Total from investment operations	$0.30	$(0.19)	$(0.39)	$0.53	$0.26
Less distributions declared to shareholders
From net investment income	$(0.28)	$(0.23)	$(0.18)	$(0.23)	$(0.29)
Net asset value, end of period (x)	$9.00	$8.98	$9.40	$9.97	$9.67
Total return (%) (r)(s)(t)(x)	3.48	(1.93)	(4.02)	5.53	2.63
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.65	0.63	0.61	0.62	0.63
Expenses after expense reductions (f)	0.59	0.59	0.59	0.59	0.59
Net investment income (loss)	3.15	2.52	1.80	2.31	2.92
Portfolio turnover	25	28	22	23	22
Net assets at end of period (000 omitted)	$46,523	$44,457	$56,292	$53,171	$35,189
	Year ended
Class R6	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$8.98	$9.41	$9.97	$9.67	$9.70
Income (loss) from investment operations
Net investment income (loss) (d)	$0.28	$0.23	$0.19	$0.23	$0.29
Net realized and unrealized gain (loss)	0.03	(0.42)	(0.57)	0.31	(0.03)
Total from investment operations	$0.31	$(0.19)	$(0.38)	$0.54	$0.26
Less distributions declared to shareholders
From net investment income	$(0.29)	$(0.24)	$(0.18)	$(0.24)	$(0.29)
Net asset value, end of period (x)	$9.00	$8.98	$9.41	$9.97	$9.67
Total return (%) (r)(s)(t)(x)	3.54	(1.96)	(3.86)	5.59	2.68
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.58	0.57	0.55	0.55	0.57
Expenses after expense reductions (f)	0.53	0.53	0.53	0.53	0.53
Net investment income (loss)	3.21	2.59	1.86	2.36	2.95
Portfolio turnover	25	28	22	23	22
Net assets at end of period (000 omitted)	$17,091	$14,088	$18,450	$14,608	$8,892
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
84

Financial Highlights − continued
MFS VIRGINIA MUNICIPAL BOND FUND
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Year ended
Class A	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$10.29	$10.77	$11.42	$11.07	$11.14
Income (loss) from investment operations
Net investment income (loss) (d)	$0.29	$0.26	$0.24	$0.29	$0.33
Net realized and unrealized gain (loss)	0.01	(0.48)	(0.65)	0.36	(0.08)
Total from investment operations	$0.30	$(0.22)	$(0.41)	$0.65	$0.25
Less distributions declared to shareholders
From net investment income	$(0.30)	$(0.26)	$(0.24)	$(0.30)	$(0.32)
Net asset value, end of period (x)	$10.29	$10.29	$10.77	$11.42	$11.07
Total return (%) (r)(s)(t)(x)	2.99	(1.96)	(3.72)	5.94	2.22
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.88	0.87	0.87	0.88	0.91
Expenses after expense reductions (f)	0.81	0.81	0.81	0.82	0.84
Net investment income (loss)	2.86	2.52	2.14	2.57	2.88
Portfolio turnover	21	34	23	21	24
Net assets at end of period (000 omitted)	$226,140	$247,207	$246,986	$251,971	$235,639
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	N/A	N/A	0.81	0.81	0.81
See Notes to Financial Statements
85

Financial Highlights − continued
MFS VIRGINIA MUNICIPAL BOND FUND − continued
	Year ended
Class B	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$10.28	$10.76	$11.41	$11.06	$11.13
Income (loss) from investment operations
Net investment income (loss) (d)	$0.21	$0.18	$0.16	$0.21	$0.24
Net realized and unrealized gain (loss)	0.01	(0.47)	(0.66)	0.36	(0.07)
Total from investment operations	$0.22	$(0.29)	$(0.50)	$0.57	$0.17
Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.19)	$(0.15)	$(0.22)	$(0.24)
Net asset value, end of period (x)	$10.28	$10.28	$10.76	$11.41	$11.06
Total return (%) (r)(s)(t)(x)	2.23	(2.68)	(4.45)	5.16	1.46
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.63	1.63	1.62	1.63	1.66
Expenses after expense reductions (f)	1.56	1.56	1.56	1.57	1.59
Net investment income (loss)	2.11	1.76	1.39	1.82	2.14
Portfolio turnover	21	34	23	21	24
Net assets at end of period (000 omitted)	$211	$237	$387	$436	$581
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	N/A	N/A	1.56	1.56	1.56
	Year ended
Class C	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$10.29	$10.77	$11.42	$11.06	$11.14
Income (loss) from investment operations
Net investment income (loss) (d)	$0.21	$0.18	$0.16	$0.21	$0.24
Net realized and unrealized gain (loss)	0.01	(0.47)	(0.66)	0.37	(0.08)
Total from investment operations	$0.22	$(0.29)	$(0.50)	$0.58	$0.16
Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.19)	$(0.15)	$(0.22)	$(0.24)
Net asset value, end of period (x)	$10.29	$10.29	$10.77	$11.42	$11.06
Total return (%) (r)(s)(t)(x)	2.23	(2.69)	(4.44)	5.25	1.36
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.63	1.63	1.62	1.63	1.66
Expenses after expense reductions (f)	1.56	1.56	1.56	1.57	1.59
Net investment income (loss)	2.10	1.76	1.39	1.82	2.13
Portfolio turnover	21	34	23	21	24
Net assets at end of period (000 omitted)	$5,880	$8,671	$11,754	$14,348	$16,736
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	N/A	N/A	1.56	1.56	1.56
See Notes to Financial Statements
86

Financial Highlights − continued
MFS VIRGINIA MUNICIPAL BOND FUND − continued
	Year ended
Class I	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$8.94	$9.36	$9.93	$9.62	$9.68
Income (loss) from investment operations
Net investment income (loss) (d)	$0.27	$0.25	$0.24	$0.28	$0.31
Net realized and unrealized gain (loss)	0.01	(0.42)	(0.58)	0.32	(0.07)
Total from investment operations	$0.28	$(0.17)	$(0.34)	$0.60	$0.24
Less distributions declared to shareholders
From net investment income	$(0.28)	$(0.25)	$(0.23)	$(0.29)	$(0.30)
Net asset value, end of period (x)	$8.94	$8.94	$9.36	$9.93	$9.62
Total return (%) (r)(s)(t)(x)	3.24	(1.75)	(3.53)	6.26	2.47
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.63	0.62	0.62	0.63	0.66
Expenses after expense reductions (f)	0.56	0.56	0.56	0.57	0.59
Net investment income (loss)	3.11	2.76	2.39	2.80	3.12
Portfolio turnover	21	34	23	21	24
Net assets at end of period (000 omitted)	$100,954	$85,821	$88,808	$94,495	$71,807
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	N/A	N/A	0.56	0.56	0.56
	Year ended
Class R6	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$8.95	$9.37	$9.93	$9.63	$9.69
Income (loss) from investment operations
Net investment income (loss) (d)	$0.28	$0.25	$0.24	$0.28	$0.31
Net realized and unrealized gain (loss)	0.01	(0.41)	(0.56)	0.31	(0.06)
Total from investment operations	$0.29	$(0.16)	$(0.32)	$0.59	$0.25
Less distributions declared to shareholders
From net investment income	$(0.29)	$(0.26)	$(0.24)	$(0.29)	$(0.31)
Net asset value, end of period (x)	$8.95	$8.95	$9.37	$9.93	$9.63
Total return (%) (r)(s)(t)(x)	3.33	(1.66)	(3.35)	6.23	2.55
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.55	0.55	0.54	0.55	0.58
Expenses after expense reductions (f)	0.48	0.48	0.48	0.50	0.51
Net investment income (loss)	3.19	2.84	2.46	2.87	3.20
Portfolio turnover	21	34	23	21	24
Net assets at end of period (000 omitted)	$24,756	$20,073	$25,876	$22,118	$14,286
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	N/A	N/A	0.48	0.48	0.48

See Notes to Financial Statements
87

Financial Highlights − continued
MFS VIRGINIA MUNICIPAL BOND FUND − continued
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(l)	Interest expense and fees include payments made to the holders of the floating rate certificates.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
88

Financial Highlights − continued
MFS WEST VIRGINIA MUNICIPAL BOND FUND
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Year ended
Class A	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$10.15	$10.64	$11.19	$10.95	$10.98
Income (loss) from investment operations
Net investment income (loss) (d)	$0.30	$0.25	$0.23	$0.28	$0.33
Net realized and unrealized gain (loss)	(0.00)(w)	(0.48)	(0.55)	0.24	(0.03)
Total from investment operations	$0.30	$(0.23)	$(0.32)	$0.52	$0.30
Less distributions declared to shareholders
From net investment income	$(0.30)	$(0.26)	$(0.23)	$(0.28)	$(0.33)
Net asset value, end of period (x)	$10.15	$10.15	$10.64	$11.19	$10.95
Total return (%) (r)(s)(t)(x)	3.08	(2.08)	(2.90)	4.81	2.75
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.03	1.00	0.97	0.97	0.98
Expenses after expense reductions (f)	0.87	0.87	0.87	0.87	0.86
Net investment income (loss)	2.97	2.49	2.09	2.51	3.00
Portfolio turnover	21	24	21	23	19
Net assets at end of period (000 omitted)	$68,855	$79,776	$94,024	$99,380	$98,950
	Year ended
Class B	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$10.15	$10.63	$11.18	$10.95	$10.98
Income (loss) from investment operations
Net investment income (loss) (d)	$0.22	$0.18	$0.15	$0.20	$0.25
Net realized and unrealized gain (loss)	0.01	(0.47)	(0.55)	0.23	(0.03)
Total from investment operations	$0.23	$(0.29)	$(0.40)	$0.43	$0.22
Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.19)	$(0.15)	$(0.20)	$(0.25)
Net asset value, end of period (x)	$10.15	$10.15	$10.63	$11.18	$10.95
Total return (%) (r)(s)(t)(x)	2.31	(2.72)	(3.63)	3.93	1.98
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.78	1.75	1.72	1.72	1.73
Expenses after expense reductions (f)	1.62	1.62	1.62	1.62	1.62
Net investment income (loss)	2.22	1.74	1.35	1.78	2.28
Portfolio turnover	21	24	21	23	19
Net assets at end of period (000 omitted)	$39	$49	$54	$109	$155
See Notes to Financial Statements
89

Financial Highlights − continued
MFS WEST VIRGINIA MUNICIPAL BOND FUND − continued
	Year ended
Class I	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$8.94	$9.36	$9.84	$9.64	$9.67
Income (loss) from investment operations
Net investment income (loss) (d)	$0.28	$0.24	$0.23	$0.27	$0.32
Net realized and unrealized gain (loss)	(0.00)(w)	(0.41)	(0.48)	0.20	(0.03)
Total from investment operations	$0.28	$(0.17)	$(0.25)	$0.47	$0.29
Less distributions declared to shareholders
From net investment income	$(0.29)	$(0.25)	$(0.23)	$(0.27)	$(0.32)
Net asset value, end of period (x)	$8.93	$8.94	$9.36	$9.84	$9.64
Total return (%) (r)(s)(t)(x)	3.22	(1.72)	(2.63)	4.94	2.95
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.78	0.75	0.72	0.72	0.73
Expenses after expense reductions (f)	0.62	0.62	0.62	0.62	0.62
Net investment income (loss)	3.23	2.74	2.32	2.73	3.23
Portfolio turnover	21	24	21	23	19
Net assets at end of period (000 omitted)	$21,196	$16,442	$16,290	$14,052	$7,545
	Year ended
Class R6	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$8.94	$9.36	$9.84	$9.63	$9.66
Income (loss) from investment operations
Net investment income (loss) (d)	$0.29	$0.25	$0.23	$0.28	$0.32
Net realized and unrealized gain (loss)	(0.00)(w)	(0.41)	(0.47)	0.21	(0.03)
Total from investment operations	$0.29	$(0.16)	$(0.24)	$0.49	$0.29
Less distributions declared to shareholders
From net investment income	$(0.30)	$(0.26)	$(0.24)	$(0.28)	$(0.32)
Net asset value, end of period (x)	$8.93	$8.94	$9.36	$9.84	$9.63
Total return (%) (r)(s)(t)(x)	3.30	(1.65)	(2.56)	5.13	3.02
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.70	0.67	0.64	0.64	0.64
Expenses after expense reductions (f)	0.54	0.54	0.54	0.54	0.54
Net investment income (loss)	3.30	2.85	2.38	2.83	3.27
Portfolio turnover	21	24	21	23	19
Net assets at end of period (000 omitted)	$3,945	$3,226	$1,754	$824	$715
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
90

Notes to Financial Statements
(1)  Business and Organization
MFS Mississippi Municipal Bond Fund (Mississippi Fund), MFS New York Municipal Bond Fund (New York Fund), MFS North Carolina Municipal Bond Fund (North Carolina Fund), MFS Pennsylvania Municipal Bond Fund (Pennsylvania Fund), MFS South Carolina Municipal Bond Fund (South Carolina Fund), MFS Virginia Municipal Bond Fund (Virginia Fund), and MFS West Virginia Municipal Bond Fund (West Virginia Fund) are each a series of MFS Municipal Series Trust which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Each fund is a diversified series with the exception of Mississippi Fund and West Virginia Fund which are non-diversified.
Each fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of each fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. Each fund invests primarily in municipal instruments, which generally trade in the over-the-counter market. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of, and the ability to pay principal and interest when due by, an issuer of a municipal instrument depends on the credit quality of the entity supporting the municipal instrument, how essential any services supported by the municipal instrument are, the sufficiency of any revenues or taxes that support the municipal instrument, and/or the willingness or ability of the appropriate government entity to approve any appropriations necessary to support the municipal instrument. Municipal instruments may be supported by insurance which typically guarantees the timely payment of all principal and interest due on the underlying municipal instrument. The value of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, changes in specific or general market and economic conditions in the region or state where the instrument is issued, and the financial condition of municipal issuers and of municipal instrument insurers of which there are a limited number. Also, because many municipal instruments are issued to finance similar projects, conditions in certain industries can significantly affect the funds and the overall municipal market. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, interest from the security could become taxable, the security could decline in value, and distributions made by the funds could be taxable to shareholders.
Balance Sheet Offsetting — Each fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statements of Assets and Liabilities across transactions between each fund and the applicable counterparty. Each fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to each fund, have been included in each fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the funds' Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of each fund’s investments to MFS as the funds' adviser, pursuant to each fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of each fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under each fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under each fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of each fund’s net asset value, or after the halt of trading of a specific security where trading
91

Notes to Financial Statements  - continued
does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating each fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine each fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that each fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which each fund determines its net asset value per share.
Various inputs are used in determining the value of each fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Each fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2024 in valuing each fund's assets and liabilities:
	Level 1	Level 2	Level 3	Total
Mississippi Fund
Financial Instruments
Municipal Bonds	$—	$78,889,004	$—	$78,889,004
U.S. Corporate Bonds	—	237,332	—	237,332
Mutual Funds	589,587	—	—	589,587
Total	$589,587	$79,126,336	$—	$79,715,923
New York Fund
Financial Instruments
Municipal Bonds	$—	$168,147,412	$—	$168,147,412
U.S. Corporate Bonds	—	676,170	—	676,170
Mutual Funds	1,290,035	—	—	1,290,035
Total	$1,290,035	$168,823,582	$—	$170,113,617
North Carolina Fund
Financial Instruments
Municipal Bonds	$—	$441,359,181	$—	$441,359,181
U.S. Corporate Bonds	—	1,225,536	—	1,225,536
Mutual Funds	3,111,246	—	—	3,111,246
Total	$3,111,246	$442,584,717	$—	$445,695,963
Pennsylvania Fund
Financial Instruments
Municipal Bonds	$—	$159,698,741	$—	$159,698,741
U.S. Corporate Bonds	—	397,128	—	397,128
Mutual Funds	1,147,173	—	—	1,147,173
Total	$1,147,173	$160,095,869	$—	$161,243,042
South Carolina Fund
Financial Instruments
Municipal Bonds	$—	$207,339,936	$—	$207,339,936
U.S. Corporate Bonds	—	624,068	—	624,068
Mutual Funds	2,190,396	—	—	2,190,396
Total	$2,190,396	$207,964,004	$—	$210,154,400
92

Notes to Financial Statements  - continued
	Level 1	Level 2	Level 3	Total
Virginia Fund
Financial Instruments
Municipal Bonds	$—	$350,598,501	$—	$350,598,501
U.S. Corporate Bonds	—	867,141	—	867,141
Mutual Funds	1,322,025	—	—	1,322,025
Total	$1,322,025	$351,465,642	$—	$352,787,667
West Virginia Fund
Financial Instruments
Municipal Bonds	$—	$91,565,377	$—	$91,565,377
U.S. Corporate Bonds	—	271,413	—	271,413
Mutual Funds	734,986	—	—	734,986
Total	$734,986	$91,836,790	$—	$92,571,776
For further information regarding security characteristics, see the Portfolio of Investments.
Indemnifications — Under each fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against each fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.
Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
Each fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statements of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Each fund may purchase or sell securities on a when-issued or delayed delivery basis.  In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statements of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.
Fees Paid Indirectly — Each fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by each fund. The amount of the credit, for the year ended March 31, 2024, is shown as a reduction of total expenses in the Statements of Operations.
93

Notes to Financial Statements  - continued
Tax Matters and Distributions — Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. Each fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed each fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to defaulted bonds, amortization of premium and accretion of discount of debt securities, wash sale loss deferrals, and treating a portion of the proceeds from redemptions as a distribution for tax purposes, as applicable to each fund.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
Year ended 3/31/24	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
Ordinary income (including any short-term capital gains)	$3,315	$146,186	$81,957	$55,101	$13,778	$—	$15,920
Tax-exempt income	2,319,610	6,227,609	13,540,832	5,241,044	6,259,508	10,727,525	2,903,390
Total distributions	$2,322,925	$6,373,795	$13,622,789	$5,296,145	$6,273,286	$10,727,525	$2,919,310
Year ended 3/31/23	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
Ordinary income (including any short-term capital gains)	$58,068	$282,858	$274,803	$220,372	$243,505	$384,305	$84,387
Tax-exempt income	2,176,692	6,743,685	11,341,661	4,516,126	5,379,325	9,085,146	2,627,848
Total distributions	$2,234,760	$7,026,543	$11,616,464	$4,736,498	$5,622,830	$9,469,451	$2,712,235
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 3/31/24	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Cost of investments	$82,185,093	$174,380,297	$455,546,831	$166,649,362
Gross appreciation	1,170,494	3,956,525	6,497,556	2,123,187
Gross depreciation	(3,639,664)	(8,223,205)	(16,348,424)	(7,529,507)
Net unrealized appreciation (depreciation)	$(2,469,170)	$(4,266,680)	$(9,850,868)	$(5,406,320)
Undistributed ordinary income	73,936	—	192,681	51,233
Undistributed tax-exempt income	301,770	966,769	1,465,749	677,828
Capital loss carryforwards	(5,408,067)	(14,265,295)	(29,422,101)	(7,928,045)
Other temporary differences	(196,430)	(504,054)	(1,184,759)	(449,238)
Total distributable earnings (loss)	$(7,697,961)	$(18,069,260)	$(38,799,298)	$(13,054,542)
94

Notes to Financial Statements  - continued
As of 3/31/24	South Carolina Fund	Virginia Fund	West Virginia Fund
Cost of investments	$214,328,490	$362,417,056	$95,582,507
Gross appreciation	3,203,881	4,691,555	1,267,481
Gross depreciation	(7,377,971)	(14,320,944)	(4,278,212)
Net unrealized appreciation (depreciation)	$(4,174,090)	$(9,629,389)	$(3,010,731)
Undistributed ordinary income	70,541	160,657	36,933
Undistributed tax-exempt income	974,547	1,077,811	423,192
Capital loss carryforwards	(19,642,708)	(21,458,640)	(6,730,801)
Other temporary differences	(562,436)	(915,013)	(247,453)
Total distributable earnings (loss)	$(23,334,146)	$(30,764,574)	$(9,528,860)
As of March 31, 2024, each fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
Short-Term	$(1,655,862)	$(6,104,219)	$(11,745,013)	$(3,528,793)	$(4,692,343)	$(5,878,824)	$(2,100,654)
Long-Term	(3,752,205)	(8,161,076)	(17,677,088)	(4,399,252)	(14,950,365)	(15,579,816)	(4,630,147)
Total	$(5,408,067)	$(14,265,295)	$(29,422,101)	$(7,928,045)	$(19,642,708)	$(21,458,640)	$(6,730,801)
Multiple Classes of Shares of Beneficial Interest — Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. Each fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. Each fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. Each fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Mississippi Fund		New York Fund		North Carolina Fund		Pennsylvania Fund
	Year Ended 3/31/24	Year Ended 3/31/23	Year Ended 3/31/24	Year Ended 3/31/23	Year Ended 3/31/24	Year Ended 3/31/23	Year Ended 3/31/24	Year Ended 3/31/23
Class A	$2,018,265	$1,872,021	$4,265,448	$3,974,888	$8,897,750	$7,560,408	$3,565,135	$3,253,708
Class B	1,143	995	12,891	13,317	3,348	4,083	8,606	9,679
Class C	—	—	152,474	165,999	416,720	392,590	—	—
Class I	211,776	282,216	1,361,871	1,309,073	3,203,064	2,797,517	1,021,816	893,788
Class R6	91,741	79,528	581,111	1,563,266	1,101,907	861,866	700,588	579,323
Total	$2,322,925	$2,234,760	$6,373,795	$7,026,543	$13,622,789	$11,616,464	$5,296,145	$4,736,498
	South Carolina Fund		Virginia Fund		West Virginia Fund
	Year Ended 3/31/24	Year Ended 3/31/23	Year Ended 3/31/24	Year Ended 3/31/23	Year Ended 3/31/24	Year Ended 3/31/23
Class A	$4,334,557	$4,054,666	$6,898,883	$6,349,347	$2,201,974	$2,189,595
Class B	1,747	2,238	4,836	5,456	1,090	926
Class C	—	—	157,399	174,262	—	—
Class I	1,416,393	1,177,884	2,932,424	2,328,407	596,893	452,344
Class R6	520,589	388,042	733,983	611,979	119,353	69,370
Total	$6,273,286	$5,622,830	$10,727,525	$9,469,451	$2,919,310	$2,712,235
(3)  Transactions with Affiliates
Investment Adviser — Each fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to each fund. The management fee is computed daily and paid monthly at an annual rate of 0.45% of each fund’s average daily net assets.
95

Notes to Financial Statements  - continued
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the funds’ Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the funds' Board of Trustees, but such agreement will continue at least until July 31, 2024. For the year ended March 31, 2024, these management fee reductions amounted to the following, which are included in the reduction of total expenses in the Statements of Operations:
Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
$10,384	$22,801	$57,189	$20,414	$26,498	$45,415	$12,043
The management fee incurred for the year ended March 31, 2024 was equivalent to an annual effective rate of 0.44% of each fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the following funds’ total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of these funds’ average daily net assets:
	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
Class A	0.83%	0.84%	0.69%	0.84%	0.81%	0.87%
Class B	1.58%	1.59%	1.44%	1.59%	1.56%	1.62%
Class C	1.58%	1.59%	N/A	N/A	1.56%	N/A
Class I	0.58%	0.59%	0.59%	0.59%	0.56%	0.62%
Class R6	0.53%	0.52%	0.52%	0.53%	0.49%	0.55%
These written agreements will continue until modified by the funds’ Board of Trustees, but such agreements will continue at least until July 31, 2024. For the year ended March 31, 2024, these reductions amounted to the following and are included in the reduction of total expenses in the Statements of Operations:
New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
$192,551	$28,824	$148,776	$91,305	$202,468	$138,077
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following amounts for the year ended March 31, 2024, as its portion of the initial sales charge on sales of Class A shares of each fund:
Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
$3,590	$2,535	$8,170	$3,060	$4,810	$3,121	$307
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
Each fund's distribution plan provides that each fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
96

Notes to Financial Statements  - continued
Distribution Plan Fee Table:
	Class A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Mississippi Fund	—	0.25%	0.25%	0.10%	$177,948
New York Fund	—	0.25%	0.25%	0.25%	303,791
North Carolina Fund	—	0.25%	0.25%	0.25%	744,530
Pennsylvania Fund	—	0.25%	0.25%	0.10%	272,808
South Carolina Fund	—	0.25%	0.25%	0.25%	368,710
Virginia Fund	—	0.25%	0.25%	0.25%	586,686
West Virginia Fund	—	0.25%	0.25%	0.25%	181,939
	Class B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Mississippi Fund	0.75%	0.25%	1.00%	0.75%	$520
New York Fund	0.75%	0.25%	1.00%	1.00%	4,663
North Carolina Fund	0.75%	0.25%	1.00%	1.00%	1,495
Pennsylvania Fund	0.75%	0.25%	1.00%	0.85%	3,403
South Carolina Fund	0.75%	0.25%	1.00%	1.00%	807
Virginia Fund	0.75%	0.25%	1.00%	1.00%	2,199
West Virginia Fund	0.75%	0.25%	1.00%	1.00%	478
	Class C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
New York Fund	0.75%	0.25%	1.00%	1.00%	$55,086
North Carolina Fund	0.75%	0.25%	1.00%	1.00%	185,836
Virginia Fund	0.75%	0.25%	1.00%	1.00%	71,717
	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
Total Distribution and Service Fees	$178,468	$363,540	$931,861	$276,211	$369,517	$660,602	$182,417
(d)	In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended March 31, 2024 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates’ seed money. For the year ended March 31, 2024, these rebates amounted to the following and are included in the reduction of total expenses in the Statements of Operations:
	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
Class A	$—	$—	$16	$2	$1	$11	$—
Mississippi Fund: MFD has agreed in writing to reduce the Class A and Class B service fee rates to 0.10% and 0.00%, respectively. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2024. For the year ended March 31, 2024, these reductions amounted to $106,770 and $130 for Class A and Class B shares, respectively, and are included in the reduction of total expenses in the Statements of Operations.
Pennsylvania Fund: MFD has agreed in writing to reduce the Class A and Class B service fee rates to 0.10%. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2024. For the year ended March 31, 2024, these reductions amounted to $163,686 and $511 for Class A and Class B shares, respectively, and are included in the reduction of total expenses in the Statements of Operations.
97

Notes to Financial Statements  - continued
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended March 31, 2024, were as follows:
CDSC Imposed	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
Class A	$6,715	$7,607	$8,441	$3,085	$4,115	$5,879	$77
Class B	—	173	—	266	—	274	—
Class C	N/A	229	711	N/A	N/A	2,179	N/A
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from each fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of each fund as determined periodically under the supervision of the funds’ Board of Trustees. For the year ended March 31, 2024, each fund paid the following fee, which equated to the following annual percentage of each fund’s average daily net assets:
	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
Expenses paid	$1,883	$14,518	$13,292	$15,522	$5,814	$12,789	$3,420
Annual percentage of average daily net assets	0.0023%	0.0081%	0.0030%	0.0097%	0.0028%	0.0036%	0.0036%
MFSC also receives reimbursement from each fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended March 31, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to the following:
Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
$49,719	$138,257	$307,218	$102,756	$125,206	$273,120	$73,119
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund reimburses MFS the costs incurred to provide these services. Each fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended March 31, 2024 was equivalent to the following annual effective rates of each fund's average daily net assets:
	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
Percentage of average daily net assets	0.0270%	0.0201%	0.0166%	0.0208%	0.0193%	0.0172%	0.0253%
Trustees’ and Officers’ Compensation — Each fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The funds do not pay compensation directly to Trustees or officers of each fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to each fund. Certain officers and Trustees of each fund are officers or directors of MFS, MFD, and MFSC.
Prior to December 31, 2001, each fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The Mississippi Fund, the New York Fund, and the Pennsylvania Fund no longer participate in the DB plan. The DB plan resulted in a pension expense for the following funds. These amounts are included in “Independent Trustees’ compensation” in the Statements of Operations for the year ended March 31, 2024:
North Carolina Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
$293	$289	$293	$289
98

Notes to Financial Statements  - continued
The liability for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to the following at March 31, 2024, and is included in “Payable for independent Trustees’ compensation” in the Statements of Assets and Liabilities. The deferred retirement benefits compensation fee is accrued daily and paid monthly:
North Carolina Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
$2,103	$2,127	$2,119	$2,126
Other — Each fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed the following fund shares:
Fund	Date	Transaction	Class	Shares	Amount
Mississippi Fund	8/03/2022	Redemption	Class I	15	$137
Mississippi Fund	4/21/2023	Purchase	Class B	5,631	50,000
New York Fund	8/03/2022	Redemption	Class I	18	165
North Carolina Fund	8/03/2022	Redemption	Class I	16	148
North Carolina Fund	8/03/2022	Redemption	Class R6	18	166
Pennsylvania Fund	8/03/2022	Redemption	Class I	17	159
South Carolina Fund	8/03/2022	Redemption	Class I	15	139
South Carolina Fund	6/23/2023	Redemption	Class R6	5,978	53,562
Virginia Fund	8/03/2022	Redemption	Class I	16	147
Virginia Fund	8/03/2022	Redemption	Class R6	21	193
West Virginia Fund	8/03/2022	Redemption	Class I	15	137
West Virginia Fund	6/23/2023	Purchase	Class B	1,095	11,094
At March 31, 2024, MFS held approximately 94% of the outstanding shares of Class B of the Mississippi Fund.
(4)  Portfolio Securities
For the year ended March 31, 2024, purchases and sales of investments, other than short-term obligations, were as follows:
	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
Purchases	$17,692,254	$50,902,858	$117,992,761	$30,866,492	$52,456,966	$74,339,132	$19,866,710
Sales	$19,893,105	$94,153,617	$110,702,054	$30,196,200	$51,281,791	$74,633,988	$24,332,444
(5)  Shares of Beneficial Interest
Each fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Mississippi Fund				New York Fund
	Year ended 3/31/24		Year ended 3/31/23		Year ended 3/31/24		Year ended 3/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	701,221	$ 6,089,542	1,018,773	$ 9,067,006	1,578,783	$ 15,590,039	1,612,232	$ 16,075,395
Class B	5,631	50,000	10	90	—	—	—	3
Class C	—	—	—	—	50,876	499,628	56,801	565,117
Class I	68,263	592,418	324,258	2,880,365	1,493,506	12,643,757	2,191,263	19,273,599
Class R6	99,990	880,858	73,853	660,231	373,402	3,233,811	299,108	2,633,060
	875,105	$7,612,818	1,416,894	$12,607,692	3,496,567	$31,967,235	4,159,404	$38,547,174
99

Notes to Financial Statements  - continued
	Mississippi Fund − continued				New York Fund − continued
	Year ended 3/31/24		Year ended 3/31/23		Year ended 3/31/24		Year ended 3/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	222,132	$ 1,940,898	202,281	$ 1,790,717	371,821	$ 3,665,903	343,648	$ 3,420,403
Class B	123	1,070	93	825	1,269	12,468	1,313	13,029
Class C	—	—	—	—	14,645	143,995	15,408	153,202
Class I	21,127	184,314	29,011	256,350	124,635	1,086,805	115,161	1,013,316
Class R6	10,520	91,741	8,995	79,528	53,093	466,023	177,756	1,563,264
	253,902	$2,218,023	240,380	$2,127,420	565,463	$5,375,194	653,286	$6,163,214
Shares reacquired
Class A	(1,305,377)	$ (11,424,452)	(1,698,929)	$ (15,074,773)	(2,345,208)	$ (23,051,187)	(3,791,175)	$ (37,759,154)
Class B	(527)	(4,551)	(8,829)	(78,549)	(9,428)	(91,215)	(18,020)	(179,027)
Class C	—	—	—	—	(256,407)	(2,514,477)	(334,694)	(3,313,873)
Class I	(198,110)	(1,716,399)	(946,422)	(8,343,888)	(1,504,904)	(12,987,233)	(2,938,093)	(25,718,519)
Class R6	(90,961)	(788,032)	(117,245)	(1,040,528)	(5,162,784)	(45,712,572)	(466,164)	(4,124,255)
	(1,594,975)	$(13,933,434)	(2,771,425)	$(24,537,738)	(9,278,731)	$(84,356,684)	(7,548,146)	$(71,094,828)
Net change
Class A	(382,024)	$ (3,394,012)	(477,875)	$ (4,217,050)	(394,604)	$ (3,795,245)	(1,835,295)	$ (18,263,356)
Class B	5,227	46,519	(8,726)	(77,634)	(8,159)	(78,747)	(16,707)	(165,995)
Class C	—	—	—	—	(190,886)	(1,870,854)	(262,485)	(2,595,554)
Class I	(108,720)	(939,667)	(593,153)	(5,207,173)	113,237	743,329	(631,669)	(5,431,604)
Class R6	19,549	184,567	(34,397)	(300,769)	(4,736,289)	(42,012,738)	10,700	72,069
	(465,968)	$(4,102,593)	(1,114,151)	$(9,802,626)	(5,216,701)	$(47,014,255)	(2,735,456)	$(26,384,440)
	North Carolina Fund				Pennsylvania Fund
	Year ended 3/31/24		Year ended 3/31/23		Year ended 3/31/24		Year ended 3/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	7,625,359	$ 79,572,080	15,937,908	$ 169,352,402	1,301,590	$ 12,268,242	1,936,430	$ 18,407,445
Class B	—	—	—	—	20	186	11,207	108,343
Class C	95,501	1,026,076	178,511	1,904,368	—	—	—	—
Class I	3,972,285	35,414,152	5,433,999	48,750,067	1,064,815	9,522,897	1,577,787	14,289,405
Class R6	1,694,910	15,085,698	1,644,324	14,637,720	532,902	4,775,088	1,007,875	9,102,153
	13,388,055	$131,098,006	23,194,742	$234,644,557	2,899,327	$26,566,413	4,533,299	$41,907,346
Shares issued to shareholders in reinvestment of distributions
Class A	800,883	$ 8,514,878	672,819	$ 7,200,381	365,352	$ 3,422,416	327,843	$ 3,109,403
Class B	315	3,348	376	4,025	915	8,583	984	9,354
Class C	38,547	409,335	35,503	379,733	—	—	—	—
Class I	329,485	2,920,204	282,258	2,517,802	108,867	971,792	92,196	833,133
Class R6	120,271	1,066,162	91,512	817,271	37,806	337,438	28,543	258,036
	1,289,501	$12,913,927	1,082,468	$10,919,212	512,940	$4,740,229	449,566	$4,209,926
Shares reacquired
Class A	(9,076,309)	$ (94,884,945)	(20,163,392)	$(214,917,787)	(1,918,881)	$ (17,925,431)	(3,568,841)	$ (33,995,612)
Class B	(2,656)	(27,565)	(13,768)	(146,968)	(13,978)	(132,943)	(26,279)	(248,457)
Class C	(602,863)	(6,373,427)	(805,366)	(8,637,197)	—	—	—	—
Class I	(3,702,974)	(32,585,411)	(7,410,416)	(65,841,610)	(1,224,042)	(10,916,620)	(2,120,043)	(19,170,095)
Class R6	(1,228,830)	(10,813,899)	(2,636,646)	(23,590,483)	(610,541)	(5,449,291)	(908,309)	(8,235,075)
	(14,613,632)	$(144,685,247)	(31,029,588)	$(313,134,045)	(3,767,442)	$(34,424,285)	(6,623,472)	$(61,649,239)
100

Notes to Financial Statements  - continued
	North Carolina Fund − continued				Pennsylvania Fund − continued
	Year ended 3/31/24		Year ended 3/31/23		Year ended 3/31/24		Year ended 3/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net change
Class A	(650,067)	$ (6,797,987)	(3,552,665)	$ (38,365,004)	(251,939)	$ (2,234,773)	(1,304,568)	$ (12,478,764)
Class B	(2,341)	(24,217)	(13,392)	(142,943)	(13,043)	(124,174)	(14,088)	(130,760)
Class C	(468,815)	(4,938,016)	(591,352)	(6,353,096)	—	—	—	—
Class I	598,796	5,748,945	(1,694,159)	(14,573,741)	(50,360)	(421,931)	(450,060)	(4,047,557)
Class R6	586,351	5,337,961	(900,810)	(8,135,492)	(39,833)	(336,765)	128,109	1,125,114
	63,924	$(673,314)	(6,752,378)	$(67,570,276)	(355,175)	$(3,117,643)	(1,640,607)	$(15,531,967)
	South Carolina Fund				Virginia Fund
	Year ended 3/31/24		Year ended 3/31/23		Year ended 3/31/24		Year ended 3/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	1,461,432	$ 16,072,633	1,453,070	$ 16,015,542	6,102,288	$ 59,817,357	16,437,061	$ 166,413,666
Class B	—	—	—	—	—	—	34	359
Class C	—	—	—	—	54,441	545,987	104,741	1,066,867
Class I	1,659,326	14,674,189	2,782,524	24,452,341	5,273,432	45,380,963	6,940,567	61,299,000
Class R6	846,387	7,513,670	765,590	6,801,579	1,357,429	11,978,952	1,055,514	9,406,522
	3,967,145	$38,260,492	5,001,184	$47,269,462	12,787,590	$117,723,259	24,537,917	$238,186,414
Shares issued to shareholders in reinvestment of distributions
Class A	387,190	$ 4,220,729	358,083	$ 3,932,028	630,640	$ 6,371,793	574,637	$ 5,860,260
Class B	161	1,747	204	2,238	479	4,836	494	5,032
Class C	—	—	—	—	13,810	139,469	15,269	155,703
Class I	148,134	1,308,496	115,738	1,030,612	310,389	2,728,219	233,134	2,067,395
Class R6	58,859	519,813	43,595	387,858	83,225	731,531	68,668	609,841
	594,344	$6,050,785	517,620	$5,352,736	1,038,543	$9,975,848	892,202	$8,698,231
Shares reacquired
Class A	(2,311,235)	$ (25,176,298)	(5,512,390)	$ (60,411,065)	(8,775,572)	$ (86,693,857)	(15,918,553)	$(160,940,142)
Class B	(8,254)	(90,985)	(426)	(4,675)	(2,985)	(30,398)	(13,455)	(136,056)
Class C	—	—	—	—	(339,408)	(3,413,841)	(368,755)	(3,767,138)
Class I	(1,590,664)	(13,998,346)	(3,934,218)	(35,194,045)	(3,889,109)	(33,637,138)	(7,064,768)	(62,556,061)
Class R6	(575,680)	(5,058,610)	(1,202,514)	(10,722,034)	(916,854)	(8,019,118)	(1,643,452)	(14,625,278)
	(4,485,833)	$(44,324,239)	(10,649,548)	$(106,331,819)	(13,923,928)	$(131,794,352)	(25,008,983)	$(242,024,675)
Net change
Class A	(462,613)	$ (4,882,936)	(3,701,237)	$ (40,463,495)	(2,042,644)	$ (20,504,707)	1,093,145	$ 11,333,784
Class B	(8,093)	(89,238)	(222)	(2,437)	(2,506)	(25,562)	(12,927)	(130,665)
Class C	—	—	—	—	(271,157)	(2,728,385)	(248,745)	(2,544,568)
Class I	216,796	1,984,339	(1,035,956)	(9,711,092)	1,694,712	14,472,044	108,933	810,334
Class R6	329,566	2,974,873	(393,329)	(3,532,597)	523,800	4,691,365	(519,270)	(4,608,915)
	75,656	$(12,962)	(5,130,744)	$(53,709,621)	(97,795)	$(4,095,245)	421,136	$4,859,970
101

Notes to Financial Statements  - continued
	West Virginia Fund
	Year ended 3/31/24		Year ended 3/31/23
	Shares	Amount	Shares	Amount
Shares sold
Class A	697,408	$ 7,020,407	866,487	$ 8,787,393
Class B	1,095	11,095	—	—
Class I	986,483	8,381,552	557,936	4,960,718
Class R6	131,281	1,159,539	232,364	2,040,176
	1,816,267	$16,572,593	1,656,787	$15,788,287
Shares issued to shareholders in reinvestment of distributions
Class A	214,447	$ 2,140,533	210,761	$ 2,121,870
Class B	110	1,090	92	926
Class I	59,181	520,759	44,164	391,284
Class R6	13,583	119,350	7,844	69,370
	287,321	$2,781,732	262,861	$2,583,450
Shares reacquired
Class A	(1,985,395)	$ (19,610,803)	(2,061,021)	$ (20,703,458)
Class B	(2,215)	(20,730)	(277)	(2,736)
Class I	(513,011)	(4,491,566)	(502,486)	(4,455,646)
Class R6	(64,259)	(560,558)	(66,569)	(591,454)
	(2,564,880)	$(24,683,657)	(2,630,353)	$(25,753,294)
Net change
Class A	(1,073,540)	$ (10,449,863)	(983,773)	$ (9,794,195)
Class B	(1,010)	(8,545)	(185)	(1,810)
Class I	532,653	4,410,745	99,614	896,356
Class R6	80,605	718,331	173,639	1,518,092
	(461,292)	$(5,329,332)	(710,705)	$(7,381,557)
Effective June 1, 2019, purchases of each fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
(6)  Line of Credit
Each fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by each fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, each fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended March 31, 2024, each fund’s commitment fee and interest expense were as follows and are included in “Miscellaneous” expense in the Statements of Operations:
	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
Commitment Fee	$417	$910	$2,306	$820	$1,034	$1,910	$472
Interest Expense	—	—	—	—	—	—	—
102

Notes to Financial Statements  - continued
(7)  Investments in Affiliated Issuers
An affiliated issuer of a fund may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, each fund assumes the MFS Institutional Money Market Portfolio to be an affiliated issuer. Each fund’s transactions in the MFS Institutional Money Market Portfolio for the year ended March 31, 2024, are as follows:
	Affiliated Issuer - MFS Institutional Money Market Portfolio
	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
Mississippi Fund	$1,072,843	$24,353,550	$24,835,424	$(1,321)	$(61)	$589,587
New York Fund	4,625,535	52,850,175	56,182,617	(2,480)	(578)	1,290,035
North Carolina Fund	7,469,318	127,705,572	132,062,336	(443)	(865)	3,111,246
Pennsylvania Fund	3,258,731	39,858,595	41,969,024	(754)	(375)	1,147,173
South Carolina Fund	2,629,846	64,952,358	65,391,943	(16)	151	2,190,396
Virginia Fund	4,049,683	105,748,102	108,477,018	1,856	(598)	1,322,025
West Virginia Fund	716,373	23,209,894	23,191,360	76	3	734,986
	Dividend Income	Capital Gain Distributions
Mississippi Fund	$65,596	$—
New York Fund	159,693	—
North Carolina Fund	345,212	—
Pennsylvania Fund	137,992	—
South Carolina Fund	131,881	—
Virginia Fund	317,220	—
West Virginia Fund	56,652	—
103

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Municipal Series Trust and the Shareholders of MFS Mississippi Municipal Bond Fund, MFS New York Municipal Bond Fund, MFS North Carolina Municipal Bond Fund, MFS Pennsylvania Municipal Bond Fund, MFS South Carolina Municipal Bond Fund, MFS Virginia Municipal Bond Fund and MFS West Virginia Municipal Bond Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of MFS Mississippi Municipal Bond Fund, MFS New York Municipal Bond Fund, MFS North Carolina Municipal Bond Fund, MFS Pennsylvania Municipal Bond Fund, MFS South Carolina Municipal Bond Fund, MFS Virginia Municipal Bond Fund and MFS West Virginia Municipal Bond Fund (the “Funds”), including the portfolios of investments, as of March 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2024, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
May 15, 2024
We have served as the auditor of one or more of the MFS investment companies since 1924.
104

Trustees and Officers — Identification and Background
The Trustees and Officers of the Trust, as of May 1, 2024, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.)  The address of each Trustee and Officer is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.
Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds overseen by the Trustee	Principal Occupations During the Past Five Years	Other Directorships During the Past Five Years (j)
INTERESTED TRUSTEE
Michael W. Roberge (k) (age 57)	Trustee	January 2021	136	Massachusetts Financial Services Company, Chairman (since January 2021); Chief Executive Officer (since January 2017); Director; Chairman of the Board (since January 2022)	N/A
INDEPENDENT TRUSTEES
John P. Kavanaugh (age 69)	Trustee and Chair of Trustees	January 2009	136	Private investor	N/A
Steven E. Buller (age 72)	Trustee	February 2014	136	Private investor	N/A
John A. Caroselli (age 69)	Trustee	March 2017	136	Private investor; JC Global Advisors, LLC (management consulting), President (since 2015)	N/A
Maureen R. Goldfarb (age 69)	Trustee	January 2009	136	Private investor	N/A
Peter D. Jones (age 68)	Trustee	January 2019	136	Private investor	N/A
James W. Kilman, Jr. (age 63)	Trustee	January 2019	136	Burford Capital Limited (finance and investment management), Senior Advisor (since May 3, 2021), Chief Financial Officer (2019 - May 2, 2021); KielStrand Capital LLC (family office), Chief Executive Officer (since 2016)	Alpha-En Corporation, Director (2016-2019)
Clarence Otis, Jr. (age 68)	Trustee	March 2017	136	Private investor	VF Corporation, Director; Verizon Communications, Inc., Director; The Travelers Companies, Director
Maryanne L. Roepke (age 68)	Trustee	May 2014	136	Private investor	N/A
Laurie J. Thomsen (age 66)	Trustee	March 2005	136	Private investor	The Travelers Companies, Director; Dycom Industries, Inc., Director
Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds for which the Person is an Officer	Principal Occupations During the Past Five Years
OFFICERS
William T. Allen (k) (age 57)	Deputy Assistant Treasurer	April 2024	136	Massachusetts Financial Services Company, Vice President
Brian Balasco (k) (age 46)	Assistant Treasurer	April 2024	136	Massachusetts Financial Services Company, Vice President
Christopher R. Bohane (k) (age 50)	Assistant Secretary and Assistant Clerk	July 2005	136	Massachusetts Financial Services Company, Senior Vice President and Deputy General Counsel
105

Trustees and Officers - continued
Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds for which the Person is an Officer	Principal Occupations During the Past Five Years
James L. Byrne (k) (age 48)	Assistant Treasurer	April 2024	136	Massachusetts Financial Services Company, Vice President
John W. Clark, Jr. (k) (age 57)	Deputy Treasurer	April 2017	136	Massachusetts Financial Services Company, Vice President
David L. DiLorenzo (k) (age 55)	President	July 2005	136	Massachusetts Financial Services Company, Senior Vice President
Heidi W. Hardin (k) (age 56)	Secretary and Clerk	April 2017	136	Massachusetts Financial Services Company, Executive Vice President and General Counsel
Brian E. Langenfeld (k) (age 51)	Assistant Secretary and Assistant Clerk	June 2006	136	Massachusetts Financial Services Company, Vice President and Managing Counsel
Rosa E. Licea-Mailloux (k) (age 47)	Chief Compliance Officer	March 2022	136	Massachusetts Financial Services Company, Vice President (since 2018); Director of Corporate Compliance (2018-2021), Senior Director Compliance (2021-2022), Senior Managing Director of North American Compliance & Chief Compliance Officer (since March 2022)
Amanda S. Mooradian (k) (age 45)	Assistant Secretary and Assistant Clerk	September 2018	136	Massachusetts Financial Services Company, Vice President and Senior Counsel
Susan A. Pereira (k) (age 53)	Assistant Secretary and Assistant Clerk	July 2005	136	Massachusetts Financial Services Company, Vice President and Managing Counsel
Kasey L. Phillips (k) (age 53)	Treasurer	September 2012	136	Massachusetts Financial Services Company, Vice President
Matthew A. Stowe (k) (age 49)	Assistant Secretary and Assistant Clerk	October 2014	136	Massachusetts Financial Services Company, Vice President and Senior Managing Counsel
William B. Wilson (k) (age 41)	Assistant Secretary and Assistant Clerk	October 2022	136	Massachusetts Financial Services Company, Assistant Vice President and Senior Counsel
(h)	Date first appointed to serve as Trustee/Officer of an MFS Fund. Each Trustee has served continuously since appointment unless indicated otherwise. From January 2012 through December 2016, Mr. DiLorenzo served as Treasurer and of the Funds. From September 2012 through March 2024, Ms. Phillips served as Assistant Treasurer of the Funds. From April 2017 through March 2024, Mr. Clark served as Assistant Treasurer of the Funds.
(j)	Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).
(k)	“Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of a position with MFS. The address of MFS is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.
Each Trustee (other than Messrs. Jones, Kilman and Roberge) has been elected by shareholders and each Trustee and Officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal.  Mr. Roberge became a Trustee of the Funds on January 1, 2021 and Messrs. Jones and Kilman became Trustees of the Funds on January 1, 2019.  The Trust does not hold annual meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms.  Under the terms of the Board's retirement policy, an Independent Trustee shall retire at the end of the calendar year in which he or she reaches the earlier of 75 years of age or 15 years of service on the Board (or, in the case of any Independent Trustee who joined the Board prior to 2015, 20 years of service on the Board).
Messrs. Buller, Caroselli, Jones and Otis are members of the Trust’s Audit Committee.
Each of the Interested Trustees and certain Officers hold comparable officer positions with certain affiliates of MFS.
106

Trustees and Officers - continued
The Statement of Additional Information for a Fund includes further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

Investment Adviser	Custodian
Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199-7618	JPMorgan Chase Bank, NA 4 Metrotech Center New York, NY 11245
Distributor	Independent Registered Public Accounting Firm
MFS Fund Distributors, Inc. 111 Huntington Avenue Boston, MA 02199-7618	Deloitte & Touche LLP 200 Berkeley Street Boston, MA 02116
Portfolio Manager(s)
Michael Dawson
107

Statement Regarding Liquidity Risk Management Program
Each fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. Each fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of each fund. Liquidity risk is the risk that each fund could not meet requests to redeem shares issued by each fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2024 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2023 to December 31, 2023 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage each fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted each fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in each fund may be subject, can be found in each fund's prospectus.
108

Proxy Voting Policies and Information
MFS votes proxies on behalf of the funds pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how each fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Each fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of each fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about each fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing each fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
Each fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Federal Tax Information (unaudited)
The funds will notify shareholders of amounts for use in preparing 2024 income tax forms in January 2025. The following information is provided pursuant to provisions of the Internal Revenue Code.
Of the dividends paid from net investment income during the fiscal year, the following percentages were designated as exempt interest dividends for federal income tax purposes. If each fund has earned income on private activity bonds, a portion of the dividends paid may be considered a tax preference item for purposes of computing a shareholder’s alternative minimum tax.
Exempt Interest Dividends
Mississippi Fund	99.86%
New York Fund	97.71%
North Carolina Fund	99.40%
Pennsylvania Fund	98.96%
South Carolina Fund	99.78%
Virginia Fund	100.00%
West Virginia Fund	99.45%
The funds intend to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).
109

rev. 3/16
FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number and account balances
• Account transactions and transaction history
• Checking account information and wire transfer instructions
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MFS chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don't share
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes – information about your transactions and experiences	No	We don't share
For our affiliates' everyday business purposes – information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share
Questions?	Call 800-225-2606 or go to mfs.com.
110

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., and MFS Heritage Trust Company.
What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?	We collect your personal information, for example, when you
• open an account or provide account information
• direct us to buy securities or direct us to sell your securities
• make a wire transfer
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes – information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
• MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.
• MFS does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
• MFS doesn't jointly market.
Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.
111

Save paper with eDelivery.
MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.
To sign up:
1. Go to mfs.com.
2. Log in via MFS® Access.
3. Select eDelivery.
If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.
CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Annual Report
March 31, 2024
MFS®  Municipal
Intermediate Fund
MIU-ANN

MFS® Municipal
Intermediate Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

Portfolio Composition
Portfolio structure (i)
Top ten industries (i)
Multi-Family Housing Revenue	10.3%
Healthcare Revenue - Hospitals	8.9%
Healthcare Revenue - Long Term Care	8.6%
Student Loan Revenue	7.0%
Utilities - Other	7.0%
Airport Revenue	6.3%
Universities - Colleges	6.2%
Single Family Housing - State	6.0%
Utilities - Investor Owned	5.8%
Miscellaneous Revenue - Other	4.1%
Composition including fixed income credit quality (a)(i)
AAA	7.3%
AA	21.5%
A	35.6%
BBB	22.9%
BB	6.8%
B	0.4%
CCC (o)	0.0%
CC (o)	0.0%
Not Rated	6.9%
Cash & Cash Equivalents	(1.4)%
Portfolio facts
Average Duration (d)	5.9
Average Effective Maturity (m)	9.8 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
1

Portfolio Composition - continued
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening feature (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of March 31, 2024.
The portfolio is actively managed and current holdings may be different.
2

Management Review
Summary of Results
For the twelve months ended March 31, 2024, Class A shares of the MFS Municipal Intermediate Fund (fund) provided a total return of 3.82%, at net asset value. This compares with a return of 2.62% for the fund’s benchmark, the Bloomberg Municipal 1-15 Year Index.
Market Environment
In response to the strongest inflationary episode in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although more work remains to be done before inflation returns to target. Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense as the US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy. The conflict in the Middle East has resulted in trade flow disruptions between Asia and Europe as shipping traffic was routed away from the Red Sea.
Although inflation has yet to reach central banks’ targets, policymakers have telegraphed their intentions to begin cutting rates in the months ahead. The prospects for easier monetary policy along with resilient global economic growth have been supportive factors for risky assets, such as equities and high-yield bonds. Long-term interest rates moderated during the latter half of the period, although rising government debt levels remained a concern over the medium term. Advancements in artificial intelligence and the adoption of novel weight-loss drugs were two areas of focus for investors during the period.
Amid this eventful backdrop, the investment grade municipal market generated positive returns over the period. Securities in the lower-rated investment grade credit quality tiers and longer duration assets outperformed. Yields rose across the tax-exempt municipal curve, most notably in the short (within two years) segment. A positive for income-oriented investors, the yield (yield-to-worst) on the investment grade municipal index ended the period at 3.49%, well above its 5 and 10-year average.
Factors Affecting Performance
Relative to the Bloomberg Municipal 1-15 Year Index, the fund’s asset allocation decisions contributed to performance. From a quality perspective, the fund’s overweight allocation to “BBB” rated(r) securities, and its exposure to non-rated and “BB” rated issues, for which the benchmark has no exposure, strengthened relative returns. From a sector perspective, the fund’s greater allocation to the industrial revenue sector and lesser allocation to the state sector benefited relative performance. Additionally, favorable security selection within “A” rated bonds, particularly across the health care, transportation, and leasing sectors, and within “AA” rated bonds, notably within the education sector, also helped the fund’s relative results.
From a quality perspective, the fund’s exposure to “D” rated bonds, for which the benchmark has no exposure, held back relative performance during the year. Security selection within “BBB” rated bonds, particularly within the special tax sector, also
3

Management Review - continued
weighed on relative returns. Although on an absolute basis, longer duration assets outperformed shorter duration securities within the benchmark, on a relative basis, the fund's longer duration(d) stance weakened performance as interest rates generally rose over the reporting period.
Respectfully,
Portfolio Manager(s)
Jason Kosty, Megan Poplowski, and Geoffrey Schechter
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(r)	Securities rated “BBB”, “Baa”, or higher are considered investment grade; securities rated “BB”, “Ba”, or below are considered non-investment grade. Ratings are assigned to underlying securities utilizing ratings from Moody's, Fitch, and Standard & Poor's and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). For securities that are not rated by any of the rating agencies, the security is considered Not Rated.
The views expressed in this report are those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio’s current or future investments.
4

Performance Summary THROUGH 3/31/24
The following chart illustrates a representative class of the fund’s historical performance in comparison to its benchmark(s). Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmarks are unmanaged and may not be invested in directly. Benchmark returns do not reflect sales charges, commissions or expenses. (See Notes to Performance Summary.)
Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value fluctuate so your shares, when sold, may be worth more or less than the original cost; current performance may be lower or higher than quoted. The performance shown does not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the redemption of fund shares.
Growth of a Hypothetical $10,000 Investment (t)
5

Performance Summary  - continued
Total Returns through 3/31/24
Average annual without sales charge
Share Class	Class Inception Date	1-yr	Life (t)
A	5/18/2021	3.82%	(0.36)%
C	5/18/2021	2.94%	(1.13)%
I	5/18/2021	3.97%	(0.15)%
R6	5/18/2021	4.14%	(0.10)%
Comparative benchmark(s)

Bloomberg Municipal 1-15 Year Index (f)	2.62%	(0.26)%
Average annual with sales charge

A With Initial Sales Charge (4.25%)	(0.59)%	(1.86)%
C With CDSC (1% for 12 months) (v)	1.94%	(1.13)%
CDSC – Contingent Deferred Sales Charge.
Class I and R6 shares do not have a sales charge.
(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.
Benchmark Definition(s)
Bloomberg Municipal 1-15 Year Index(a) - a market capitalization-weighted index that measures the performance of the intermediate-term (1 to 15 years) tax-exempt bond market.
It is not possible to invest directly in an index.
(a)	Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Notes to Performance Summary
Average annual total return represents the average annual change in value for each share class for the periods presented. Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end date.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.
6

Performance Summary  - continued
Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from amounts reported in the financial highlights.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
7

Expense Table
Fund expenses borne by the shareholders during the period,
October 1, 2023 through March 31, 2024
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2023 through March 31, 2024.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
8

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/23	Ending Account Value 3/31/24	Expenses Paid During Period (p) 10/01/23-3/31/24
A	Actual	0.70%	$1,000.00	$1,073.61	$3.63
	Hypothetical (h)	0.70%	$1,000.00	$1,021.50	$3.54
C	Actual	1.45%	$1,000.00	$1,068.51	$7.50
	Hypothetical (h)	1.45%	$1,000.00	$1,017.75	$7.31
I	Actual	0.45%	$1,000.00	$1,073.76	$2.33
	Hypothetical (h)	0.45%	$1,000.00	$1,022.75	$2.28
R6	Actual	0.38%	$1,000.00	$1,075.31	$1.97
	Hypothetical (h)	0.38%	$1,000.00	$1,023.10	$1.92
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
9

Portfolio of Investments
3/31/24
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.
Issuer	Shares/Par	Value ($)
Municipal Bonds - 99.4%
Alabama - 4.2%
Alabama Housing Finance Authority, Multi-Family Housing Rev. (Maryvale Place Project), “F”, 4%, 10/01/2025 (Put Date 4/01/2025)	$355,000	$354,230
Alabama Southeast Energy, Cooperative District Energy Supply Rev., “B-1”, 5.75%, 4/01/2054 (Put Date 11/01/2031)	345,000	381,657
Black Belt Energy Gas District, AL, Gas Project Rev., “A”, 4%, 6/01/2051 (Put Date 12/01/2031)	185,000	186,477
Black Belt Energy Gas District, AL, Gas Project Rev., “C”, 5.5%, 10/01/2054 (Put Date 6/01/2032)	250,000	273,707
Black Belt Energy Gas District, AL, Gas Project Rev., “F”, 5.5%, 11/01/2053 (Put Date 12/01/2028)	345,000	366,479
Black Belt Energy Gas District, AL, Gas Supply Rev., “D-1”, 4%, 7/01/2052 (Put Date 6/01/2027)	315,000	318,446
Jefferson County, AL, Sewer Rev. Warrants, 5%, 10/01/2038	750,000	829,826
Mobile, AL, Industrial Development Board Pollution Control Rev. (Alabama Power Co. Barry Plant Project), “C”, 3.78%, 6/01/2034 (Put Date 6/16/2026)	1,000,000	1,000,481
Mobile, AL, Infirmary Health System Special Care Facilities Financing Authority Rev. (Infirmary Health System, Inc.), “A”, 4%, 2/01/2037	1,110,000	1,110,702
Southeast Alabama Energy Authority Commodity Supply Rev. (Project No. 2), “A”, 4%, 12/01/2051 (Put Date 12/01/2031)	750,000	745,179
Southeast Alabama Energy Authority Commodity Supply Rev. (Project No. 3), “A-1”, 5.5%, 1/01/2053 (Put Date 12/01/2029)	215,000	229,473
Southeast Alabama Energy Authority Commodity Supply Rev. (Project No. 5), “A”, 5.25%, 1/01/2054 (Put Date 7/01/2029)	1,000,000	1,061,921
Southeast Alabama Gas Supply District Refunding Rev. (Project No. 2), “B”, 5%, 6/01/2049 (Put Date 5/01/2032)	500,000	536,177
		$7,394,755
Alaska - 0.2%
Alaska Housing Finance Corp., General Mortgage Rev. II, “C”, 5.75%, 12/01/2052	$355,000	$374,798
Arizona - 3.5%
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science Projects), 4.5%, 7/01/2033	$515,000	$515,283
Arizona Industrial Development Authority Education Rev. (Benjamin Franklin Charter School Projects), “A”, 4.43%, 7/01/2033	500,000	496,226
Arizona Industrial Development Authority Education Rev. (Great Hearts Arizona Projects), “A”, 5%, 7/01/2026	125,000	128,038
10

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Arizona Industrial Development Authority Multi-Family Housing Rev. (Unity at West Glendale Project), 5%, 3/01/2045 (Put Date 9/01/2026)	$67,000	$68,624
Chandler, AZ, Industrial Development Authority Rev. (Intel Corp. Project), 5%, 9/01/2052 (Put Date 9/01/2027)	1,255,000	1,293,209
Coconino County, AZ, Pollution Control Refunding Rev. (Nevada Power Co. Projects), “A”, 4.125%, 9/01/2032 (Put Date 3/31/2026)	155,000	154,267
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 2.125%, 7/01/2033	5,000	4,155
Maricopa County, AZ, Pollution Control Corp. Rev. (Public Service Company of New Mexico Palo Verde Project), “B”, 0.875%, 6/01/2043 (Put Date 10/01/2026)	15,000	13,525
Phoenix, AZ, Industrial Development Authority, Single Family Mortgage Rev., “A”, GNMA, 6.5%, 3/01/2055	290,000	326,285
Phoenix, AZ, Industrial Development Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), 4.1%, 12/01/2035 (Put Date 5/01/2024)	1,600,000	1,599,175
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC - Arizona State University Project), “A”, 5%, 7/01/2026	200,000	202,922
Pima County, AZ, Industrial Development Authority Senior Living Rev. (La Posada at Pusch Ridge Project), “B3”, 5.125%, 11/15/2029 (n)	245,000	247,227
Pima County, AZ, Industrial Development Authority, Single Family Mortgage Rev., “B”, GNMA, 6.5%, 1/01/2055	345,000	386,253
Sierra Vista, AZ, Industrial Development Authority, Education Facility Rev. (American Leadership Academy Project), 5.25%, 6/15/2038	500,000	506,026
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village of Tempe Project), “A”, 4%, 12/01/2026	245,000	242,853
		$6,184,068
Arkansas - 0.2%
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4%, 7/01/2028	$135,000	$132,460
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2027	125,000	123,359
		$255,819
11

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - 3.4%
California Community Choice Financing Authority, Clean Energy Project Rev., “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	$770,000	$811,400
California Community Choice Financing Authority, Clean Energy Project Rev., “F”, 5.5%, 10/01/2054 (Put Date 11/01/2030)	395,000	435,496
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5.25%, 11/01/2034	1,000,000	1,173,458
California Municipal Finance Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), “A”, 3.875%, 3/01/2054 (Put Date 3/01/2034)	655,000	656,284
California Municipal Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 4.125%, 10/01/2041 (Put Date 10/01/2025)	50,000	50,206
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), “A”, 5%, 8/01/2032 (n)	500,000	520,878
California School Finance Authority, Charter School Rev. (Partnerships to Uplift Communities Project), 5%, 8/01/2033	715,000	739,686
California Statewide Communities Development Authority Rev. (Adventist Health System West), “A”, 4.125%, 3/01/2034	90,000	90,765
California Statewide Communities Development Authority Rev. (American Baptist Homes of the West), 5%, 10/01/2027	90,000	91,365
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2044	130,000	130,678
California Statewide Communities Development Authority Rev. (University of California, Irvine East Campus Apartments Phase IV-A CHF Irvine LLC), 5%, 5/15/2030	80,000	82,435
Los Angeles County, CA, Development Authority, Multi-Family Housing Mortgage Rev. (2111 Firestone), “E”, 5%, 7/01/2043 (Put Date 7/01/2026)	221,000	226,481
Los Angeles, CA, Housing Authority, Multi-Family Housing Rev. (M-TEBS + Homekey Portfolio), “B”, 3.75%, 4/01/2034	56,737	56,746
Los Angeles, CA, Housing Authority, Multi-Family Housing Rev. (M-TEBS + Homekey Portfolio), “C”, 3.75%, 4/01/2034	141,842	141,863
San Francisco, CA, City & County Airports Commission, International Airport Rev., “C”, 5.5%, 5/01/2037	750,000	867,426
		$6,075,167
Colorado - 1.2%
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2026	$125,000	$124,223
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A”, 5.25%, 11/01/2037	1,000,000	1,129,496
Denver, CO, City & County Airport Systems Rev., “A”, 5%, 11/15/2031	750,000	836,003
		$2,089,722
12

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Connecticut - 2.5%
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 4%, 7/01/2030	$1,000,000	$970,326
Connecticut Higher Education Supplemental Loan Authority Rev. (CHESLA Loan Program), “B”, 5%, 11/15/2031	1,530,000	1,652,939
Connecticut Higher Education Supplemental Loan Authority, “B”, 5%, 11/15/2024	250,000	251,218
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “E-1”, GNMA, 5.5%, 11/15/2052	605,000	633,016
Great Pond, CT, Improvement District Special Obligation Rev. (Great Pond Phase II Project), 5%, 10/01/2035 (n)	890,000	926,427
		$4,433,926
Delaware - 1.0%
Delaware Housing Authority, Multi-Family Rev. (Luther Towers Apartments), 4.65%, 1/01/2041	$750,000	$747,548
Delaware Housing Authority, Senior Single Family Rev., “A”, GNMA, 5.75%, 1/01/2055	1,000,000	1,088,078
		$1,835,626
District of Columbia - 1.0%
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2049 (n)	$250,000	$233,701
District of Columbia Rev. (Rocketship DC Obligated Group - Issue No. 3), “A”, 5%, 6/01/2034 (n)	250,000	256,336
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2045	100,000	96,926
District of Columbia, Housing Finance Agency, Multi-Family Development Program, “B-2”, 0.5%, 3/01/2027 (Put Date 10/01/2024)	260,000	253,457
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 5%, 10/01/2034	1,000,000	1,004,757
		$1,845,177
Florida - 5.4%
Florida Development Finance Corp. Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2028 (n)	$500,000	$470,089
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 4.75%, 6/01/2038 (n)	500,000	483,937
Florida Housing Finance Corp., Multi-Family Mortgage Rev. (Hampton Point Apartments), “E”, 5%, 5/01/2026 (Put Date 5/01/2025)	400,000	404,130
Florida Housing Finance Corp., Multi-Family Mortgage Rev. (Northside Transit Village III), “B”, GNMA, 5%, 2/01/2027 (Put Date 2/01/2026)	450,000	459,621
Jacksonville, FL, Housing Authority, General Rev. (Westwood Apartments), 5%, 2/01/2034	1,380,000	1,506,275
13

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Miami-Dade County, FL, Housing Finance Authority Multi-Family Rev. (Quail Roost Transit Village I), 5%, 9/01/2026 (Put Date 9/01/2025)	$500,000	$506,001
Miami-Dade County, FL, Seaport Refunding Rev., “A”, 5%, 10/01/2036	1,000,000	1,093,553
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Obligated Group Project), “A”, 4%, 8/01/2036	1,000,000	974,923
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2033	350,000	376,279
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4%, 6/01/2026	300,000	297,230
Pasco County, FL, Capital Improvement Cigarette Tax Allocation, “A”, AGM, 5.5%, 9/01/2038	1,000,000	1,151,864
Pompano Beach, FL, Refunding Rev. (John Knox Village Project), 4%, 9/01/2040	100,000	87,561
Pompano Beach, FL, Rev. (John Knox Village Project), “A”, 4%, 9/01/2036	550,000	513,099
Pompano Beach, FL, Rev. (John Knox Village Project), “B-1”, 2%, 1/01/2029	70,000	62,899
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2026	190,000	186,179
Wildwood, FL, Special Assessment Rev. (Village Community Development District No. 15), 4.375%, 5/01/2033	1,000,000	1,029,195
		$9,602,835
Georgia - 4.6%
Atlanta, GA, Urban Residential Finance Authority Multi-Family Mortgage (Trinity Towers), “A”, 4.85%, 9/01/2043	$1,000,000	$989,427
Bartow County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Bowen Project), 3.95%, 12/01/2032 (Put Date 3/08/2028)	505,000	511,146
Burke County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Vogtle Project), 3.8%, 10/01/2032 (Put Date 5/21/2026)	250,000	251,428
DeKalb County, GA, Development Authority Rev. (The GLOBE Academy, Inc. Project), “A”, 5%, 6/01/2040	250,000	257,251
DeKalb County, GA, Housing Authority, Affordable Multi-Family Rev. (Park at 500 Project), 4%, 3/01/2034	840,000	832,471
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “A”, 5%, 6/01/2053 (Put Date 6/01/2030)	1,000,000	1,053,390
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “B”, 4%, 8/01/2049 (Put Date 12/02/2024)	775,000	776,000
14

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Georgia - continued
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “B”, 5%, 12/01/2052 (Put Date 6/01/2029)	$500,000	$523,749
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “C”, 5%, 9/01/2053 (Put Date 9/01/2030)	455,000	483,325
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J), “A”, AGM, 5%, 7/01/2037	250,000	279,186
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J), “A”, AGM, 5%, 7/01/2038	250,000	277,179
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J), “A”, AGM, 5%, 7/01/2039	250,000	276,008
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J), “A”, AGM, 5%, 7/01/2040	500,000	548,745
Georgia Private Colleges & Universities Authority Rev. (Emory University), “B”, 4%, 9/01/2039	985,000	1,016,139
		$8,075,444
Guam - 0.8%
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2028	$100,000	$104,515
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2030	5,000	5,355
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	30,000	28,552
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	270,000	275,006
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2036	60,000	61,120
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2046	175,000	173,294
Guam International Airport Authority Rev., Taxable (A.B. Won Pat Airport), “A”, 2.699%, 10/01/2026	25,000	23,342
Guam International Airport Authority Rev., Taxable (A.B. Won Pat Airport), “A”, 3.489%, 10/01/2031	55,000	47,390
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2040	380,000	393,723
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	300,000	305,900
		$1,418,197
Idaho - 0.6%
Idaho Housing and Finance Association, Multi-Family Housing Rev. (Sunset Landing Apartments Project), “A”, 0.7%, 7/01/2024	$60,000	$59,197
Idaho Housing and Finance Association, Nonprofit Facilities Rev. (Sage International School of Middleton Project), “A”, 4%, 5/01/2031	220,000	223,776
Idaho Housing and Finance Association, Nonprofit Facilities Rev. (Sage International School of Middleton Project), “A”, 4%, 5/01/2035	425,000	431,116
15

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Idaho - continued
Idaho Housing and Finance Association, Nonprofit Facilities Rev. (White Pine Charter School Project), “A”, 5.5%, 5/01/2043	$350,000	$376,583
		$1,090,672
Illinois - 6.7%
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$245,000	$218,134
Chicago, IL, Board of Education, “A”, NPFG, 5.5%, 12/01/2026	70,000	71,789
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 6.1%, 4/01/2036	455,000	487,580
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2041	1,000,000	1,071,828
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 7%, 12/01/2044	390,000	405,812
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 5%, 12/01/2030	500,000	525,244
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 5.25%, 12/01/2036	500,000	548,590
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, 4%, 12/01/2041	225,000	212,034
Chicago, IL, General Obligation (Neighborhood Alive 21 Program), “B”, 5.5%, 1/01/2037	45,000	45,353
Chicago, IL, General Obligation, “A”, 5.25%, 1/01/2038	1,000,000	1,089,362
Chicago, IL, General Obligation, Refunding, “A”, 5.625%, 1/01/2031	100,000	104,585
Chicago, IL, Midway Airport Rev., “A”, 5%, 1/01/2026	135,000	137,892
Chicago, IL, Midway Airport Rev., “A”, BAM, 5.5%, 1/01/2040	1,000,000	1,127,409
Chicago, IL, Multi-Family Housing Rev. (Covent Apartments Project), 4%, 9/01/2025 (Put Date 9/01/2024)	132,750	132,415
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2033	170,000	176,599
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “C”, 5%, 1/01/2033	400,000	445,781
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “C”, 5%, 1/01/2034	200,000	222,769
Cook County, IL, Community College District No. 508, Unlimited Tax General Obligation Refunding Dedicated Rev. (City Colleges), BAM, 5%, 12/01/2038	1,000,000	1,106,804
East Moline, IL, General Obligation, Taxable, BAM, 1.665%, 1/15/2025	250,000	242,181
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2032	655,000	671,827
Illinois Finance Authority Rev. (OSF Healthcare System), “A”, 4.125%, 11/15/2037	70,000	69,849
16

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 5.625%, 5/15/2030	$855,000	$863,967
Illinois Finance Authority Rev., Taxable (Christian Horizons Obligated Group), “B”, 3.25%, 5/15/2027	75,000	31,875
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 2.25%, 7/01/2033	5,000	4,211
Illinois Finance Authority, Water Facilities Refunding Rev. (American Water Capital Corp. Project), 3.875%, 5/01/2040 (Put Date 9/01/2028)	250,000	250,864
Illinois Highway Authority, Toll Rev., “A”, 5%, 1/01/2040	110,000	111,777
Illinois Housing Development Authority Multi-Family Housing Rev. (South Shore), GNMA, 4%, 6/01/2026 (Put Date 6/01/2025)	325,000	324,586
Illinois Housing Development Authority, Multi-Family Housing Rev. (Berry Manor), 4%, 9/01/2025 (Put Date 9/01/2024)	500,000	499,042
Southern Illinois University Housing and Auxiliary Facilities System Refunding Rev., “A”, 5%, 4/01/2032	200,000	218,749
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “A”, AGM, 5%, 1/01/2027	30,000	31,077
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “A”, AGM, 5%, 1/01/2037	115,000	126,927
State of Illinois, General Obligation, 5.5%, 5/01/2039	150,000	165,055
State of Illinois, Sales Tax Rev., “A”, 5%, 6/15/2027	125,000	129,905
		$11,871,872
Indiana - 2.5%
Beech Grove, IN, Central Schools Building Corp., “B”, 2%, 7/15/2025	$100,000	$97,054
Indiana Finance Authority Refunding Rev., Taxable (BHI Senior Living), “B”, 2.45%, 11/15/2025	30,000	28,367
Indiana Finance Authority, Educational Facilities Rev. (Valparaiso University Project), 5%, 10/01/2026	200,000	203,279
Indiana Finance Authority, Student Housing Rev. (CHF - Tippecanoe LLC - Student Housing Project), “A”, 5%, 6/01/2038	800,000	852,210
Indiana Housing & Community Development Authority, Single Family Mortgage Rev., “B”, 5%, 1/01/2030	500,000	542,824
Indiana Housing & Community Development Authority, Single Family Mortgage Rev., “B”, 5%, 7/01/2030	285,000	311,602
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev., “1A”, 5%, 6/01/2031	1,000,000	1,063,478
Indianapolis, IN, Local Public Improvement Bond Bank Senior Rev. (Convention Center Hotel ), “E”, 5.5%, 3/01/2038	500,000	547,729
17

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Indiana - continued
Whiting, IN, Environmental Facilities Rev. (BP Products North America, Inc. Project), 4.4%, 11/01/2045 (Put Date 6/10/2031)	$750,000	$763,263
		$4,409,806
Iowa - 0.4%
Iowa Student Loan Liquidity Corp. Rev., “B”, 5%, 12/01/2033	$600,000	$640,243
Iowa Student Loan Liquidity Corp. Rev., “B”, 3%, 12/01/2039	5,000	4,765
Iowa Student Loan Liquidity Corp. Rev., “C”, 3.5%, 12/01/2044	115,000	93,640
		$738,648
Kansas - 0.5%
Kansas Development Finance Authority Rev. (Advent Health Obligated Group Hospital), ETM, “B”, 5%, 11/15/2054 (Prerefunded 11/15/2028)	$70,000	$76,053
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 4%, 6/01/2025	125,000	124,629
Topeka, KS, Health Care Facilities Rev. (Brewster Place), “A”, 5.75%, 12/01/2033	725,000	735,309
		$935,991
Kentucky - 0.8%
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2031	$500,000	$533,023
Kentucky State University, Certificates of Participation, BAM, 5%, 11/01/2024	10,000	10,067
Owen County, KY, Water Facilities Refunding Rev. (Kentucky-American Water Co. Project), 3.875%, 6/01/2040 (Put Date 9/01/2028)	275,000	277,101
Trimble County, KY, Environmental Facilities Rev. (Kentucky Utilities Co. Project), “A”, 4.7%, 6/01/2054 (Put Date 6/01/2027)	210,000	211,889
Trimble County, KY, Environmental Facilities Rev. (Louisville Gas & Electric Co. Project), “A”, 4.7%, 6/01/2054 (Put Date 6/01/2027)	345,000	348,103
		$1,380,183
Louisiana - 0.3%
Capital Area Finance Authority, LA, Single Family Mortgage Rev., GNMA, 6.5%, 4/01/2054	$255,000	$287,398
Louisiana Public Facilities Authority Refunding Rev. (Loyola University Project), 5%, 10/01/2025	200,000	203,101
		$490,499
Maine - 0.3%
Maine Housing Authority Mortgage Purchase, “B”, 3.125%, 11/15/2054 (Put Date 5/01/2024)	$465,000	$464,628
18

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Maryland - 0.3%
Baltimore, MD, Project Rev. (Mayor and City Council of Baltimore Water Projects), “A”, 4%, 7/01/2038	$450,000	$460,147
Massachusetts - 1.6%
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2026	$100,000	$98,832
Massachusetts Development Finance Agency Rev. (Simmons University), “N”, 5.25%, 10/01/2036	500,000	538,486
Massachusetts Development Finance Agency Rev. (South Shore Hospital), “I”, 4%, 7/01/2036	90,000	86,685
Massachusetts Development Finance Agency Rev. (Williams College), “N”, 0.45%, 7/01/2041 (Put Date 7/01/2025)	45,000	42,653
Massachusetts Educational Financing Authority, Education Loan Rev., Issue L, “B”, 4.25%, 7/01/2044	375,000	369,999
Massachusetts Educational Financing Authority, Education Loan Rev., Issue M, “B”, 3.625%, 7/01/2038	275,000	255,559
Massachusetts Housing Finance Agency, “D-3”, FHA, 3.35%, 6/01/2027	1,000,000	993,067
Massachusetts Housing Finance Agency, Single Family Housing Rev., “225”, 5.5%, 12/01/2052	490,000	515,732
		$2,901,013
Michigan - 2.0%
Detroit, MI, Downtown Development Authority Tax Increment Refunding Rev. (Catalyst Development Project), “A”, AGM, 5%, 7/01/2033	$100,000	$100,128
Michigan Finance Authority Hospital Rev. (Bronson Healthcare Group Inc.), “B”, 5%, 11/15/2044 (Put Date 11/16/2026)	325,000	334,990
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NPFG, 5%, 7/01/2032	30,000	30,055
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NPFG, 5%, 7/01/2036	35,000	35,046
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	45,000	45,067
Michigan Housing Development Authority, Multi-Family Housing Rev. (Clark Road Senior Apartments Project), 4.5%, 12/01/2042 (Put Date 4/01/2026)	515,000	520,537
Michigan Housing Development Authority, Rental Housing Rev., “A”, 0.55%, 4/01/2025	70,000	66,994
19

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Michigan - continued
Michigan Housing Development Authority, Single Family Mortgage Rev., “D”, 5.5%, 6/01/2053	$360,000	$377,032
Michigan Strategic Fund Limited Obligation Rev. (DTE Electric Co. Exempt Facilities Project), “DT”, 3.875%, 6/01/2053 (Put Date 6/03/2030)	1,000,000	1,005,895
Michigan Strategic Fund Limited Obligation Rev. (I-75 Improvement Project), AGM, 4.125%, 6/30/2035	1,000,000	1,009,405
		$3,525,149
Minnesota - 1.2%
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 3%, 7/01/2026	$125,000	$119,589
Minnesota Housing Finance Agency, Rental Housing, “C”, GNMA, 3.8%, 2/01/2025	145,000	144,617
Minnesota Housing Finance Agency, Residential Housing, “D”, 3%, 1/01/2052	215,000	207,397
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 4%, 11/01/2042	1,000,000	966,319
St. Paul, MN, Housing & Redevelopment Authority, Multi-Family Housing Rev. (Dale Street Project), 3.5%, 12/01/2025 (Put Date 6/01/2024)	750,000	748,208
		$2,186,130
Mississippi - 0.1%
Mississippi Development Bank Special Obligation (Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	$65,000	$65,223
Mississippi Home Corp., Single Family Mortgage Rev., “B”, GNMA, 3%, 6/01/2051	75,000	72,431
		$137,654
Missouri - 0.9%
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 5%, 3/01/2026	$150,000	$151,531
Missouri Health & Educational Facilities Authority Health Facilities Rev. (Saint Luke's Health System, Inc.), 5%, 11/15/2029	655,000	682,653
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Loan Program), “E”, GNMA, 6.5%, 5/01/2054	310,000	350,029
Plaza at Noah's Ark Community District, MO, Tax Increment and Improvement Rev., 3%, 5/01/2026	125,000	121,354
Poplar Bluff, MO, Transportation Development District Convertible Transportation Sales Tax Refunding & Improvement Rev., “B”, 3.375%, 12/01/2031	100,000	98,066
20

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Missouri - continued
Poplar Bluff, MO, Transportation Development District Convertible Transportation Sales Tax Refunding & Improvement Rev., Taxable, “A”, 3%, 12/01/2027	$120,000	$119,637
		$1,523,270
Montana - 0.2%
Forsyth, MT, Pollution Control Rev. (Avista Corp. Colstrip Project), “A”, 3.875%, 10/01/2032 (w)	$410,000	$408,059
Nevada - 0.5%
Clark County, NV, Jet Aviation Fuel Tax Refunding Rev., “A”, 5%, 7/01/2026	$455,000	$469,526
Director of the State of Nevada, Department of Business & Industry Rev. (Brightline West Passenger Rail Project), “A”, 4%, 1/01/2050 (Put Date 1/30/2025)	100,000	99,673
Nevada Housing Division, Multi-Unit Housing Rev. (Woodcreek Apartments), 5%, 12/01/2025 (Put Date 12/01/2024)	140,000	140,583
Washoe County, NV, Water Facilities Rev., “F”, 4.125%, 3/01/2036 (Put Date 10/01/2029)	115,000	116,784
		$826,566
New Hampshire - 1.6%
National Finance Authority, NH, Lease Rent Rev. (Centurion Biosquare, Inc.), “A”, 5.88%, 12/15/2038	$915,000	$936,916
National Finance Authority, NH, Lease Rent Rev., Taxable (Centurion Biosquare, Inc.), “B”, 9.58%, 12/15/2038	55,000	54,494
National Finance Authority, NH, Lease Rev. (NCCD - UNR Properties LLC - University of Nevada, Reno Project), “A”, BAM, 5.25%, 12/01/2042	1,070,000	1,193,968
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	274,091	268,863
National Finance Authority, NH, Municipal Certificates, “1-A“, 4.25%, 7/20/2041	158,209	156,903
National Finance Authority, NH, Rev., Taxable (Centurion Foundation), ”C“, 11%, 12/15/2038	30,000	29,745
New Hampshire Business Finance Authority, Water Facility Rev. (Pennichuck Water Works, Inc. Project), ”A“, 5%, 4/01/2027	105,000	108,097
		$2,748,986
21

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - 2.9%
Atlantic City, NJ, Tax Appeal Refunding Bonds, 5%, 12/01/2024	$85,000	$84,885
Camden County, NJ, Improvement Authority, Multi-Family Housing Rev. (Northgate I Apartments Project), 5%, 3/01/2027 (Put Date 3/01/2026)	375,000	383,318
New Jersey Economic Development Authority Rev. (Portal North Bridge Project), ”A“, 5%, 11/01/2034	1,000,000	1,151,348
New Jersey Economic Development Authority Rev. (School Facilities Construction), ”SSS“, 5%, 6/15/2035 (w)	1,000,000	1,172,599
New Jersey Economic Development Authority, Water Facilities Rev. (American Water Co., Inc. Project), ”B“, 3.75%, 11/01/2034 (Put Date 6/01/2028)	260,000	259,523
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 4%, 12/01/2041	630,000	612,940
Newark, NJ, Board of Education, Energy Savings Obligation Refunding, 5%, 7/15/2028	54,000	57,851
Salem County, NJ, Pollution Control Financing Authority Rev. (Philadelphia Electric Co. Project), ”A“, 4.45%, 3/01/2025 (Put Date 3/01/2025)	500,000	501,538
South Jersey, NJ, Transportation Authority System Rev., ”A“, BAM, 5%, 11/01/2036	410,000	460,475
South Jersey, NJ, Transportation Authority System Rev., ”A“, BAM, 5%, 11/01/2037	375,000	417,010
		$5,101,487
New Mexico - 1.0%
Farmington, NM, Pollution Control Rev. (Public Service Company of New Mexico San Juan Project), ”D“, 3.9%, 6/01/2040 (Put Date 6/01/2028)	$1,000,000	$998,266
New Mexico Mortgage Finance Authority, Single Family Mortgage Program Class I, ”E“, GNMA, 6.25%, 9/01/2053	550,000	599,457
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, ”D“, GNMA, 5.25%, 3/01/2053	105,000	109,602
		$1,707,325
New York - 6.1%
Build NYC Resource Corp. Rev. (Grand Concourse Academy Charter School Project), ”A“, 5%, 7/01/2032	$300,000	$318,806
Build NYC Resource Corp. Rev. (KIPP NYC Public Schools Facilities - Canal West Project), 5%, 7/01/2036	750,000	803,750
Dutchess County, NY, Local Development Corp. Rev. (Nuvance Health), ”B“, 5%, 7/01/2028	330,000	338,757
Genesse County, NY, Funding Corp. Rev. (Rochester Regional Health Project), ”A“, 5%, 12/01/2027	685,000	708,398
Long Beach, NY, General Obligation, ”B“, BAM, 5.25%, 7/15/2032	200,000	228,425
22

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
Metropolitan Transportation Authority, NY, Transportation Refunding Rev. (Climate Bond Certified), ”C-1“, 4%, 11/15/2035	$500,000	$505,421
New York Energy Research & Development Authority, Pollution Control Rev. (New York State Electric & Gas Corp. Project), ”C“, 4%, 4/01/2034 (Put Date 4/01/2034)	680,000	691,381
New York Environmental Facilities Corp. Rev., Solid Waste Disposal (Casella Waste Management, Inc. Project), 2.75%, 9/01/2050 (Put Date 9/02/2025) (n)	500,000	486,177
New York Housing Finance Agency Affordable Housing Rev., ”A-2“, 2.5%, 11/01/2060 (Put Date 5/01/2027)	950,000	906,248
New York Housing Finance Agency Affordable Housing Rev., ”G-2“, 3.45%, 5/01/2062 (Put Date 5/01/2027)	170,000	169,997
New York Housing Finance Agency Affordable Housing Rev., “A”, 3.45%, 11/01/2063 (Put Date 5/01/2029)	1,000,000	992,920
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2025	500,000	503,848
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5.625%, 4/01/2040	165,000	179,996
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 10/01/2040	250,000	258,968
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), 5.5%, 6/30/2041	750,000	824,167
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), AGM, 5.125%, 6/30/2060	910,000	951,792
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport Project), ”A“, 5%, 12/01/2032	270,000	293,176
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development), ”F-2-A“, 3.4%, 11/01/2062 (Put Date 12/22/2026)	560,000	553,894
Suffolk, NY, Tobacco Asset Securitization Corp., Tobacco Settlement, Taxable, ”A-1“, 1.015%, 6/01/2024	500,000	496,519
Westchester County, NY, Industrial Development Agency, Multi-Family Housing Rev. (Armory Plaza Housing, L.P. Project),, 4.3%, 6/01/2046 (Put Date 5/01/2041)	599,603	593,691
		$10,806,331
23

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
North Carolina - 1.3%
Greater Asheville, NC, Regional Airport Authority System Rev., AGM, 5.25%, 7/01/2039	$320,000	$357,670
North Carolina Education Assistance Authority, Student Loan Rev., ”A“, 5%, 6/01/2043	60,000	60,945
North Carolina Housing Finance Agency, Home Ownership Refunding Rev., ”45“, GNMA, 1.9%, 7/01/2032	780,000	653,832
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), ”A“, 5%, 3/01/2028	125,000	126,589
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes Project), ”A“, 5%, 10/01/2039	500,000	530,118
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes Project), ”B1“, 4.25%, 10/01/2028	65,000	65,318
North Carolina Turnpike Authority, Triangle Expressway System Rev., Capital Appreciation, 0%, 1/01/2040	985,000	506,762
		$2,301,234
North Dakota - 0.8%
Grand Forks, ND, Healthcare System Rev. (Altru Health System), AGM, 3%, 12/01/2039	$985,000	$809,217
Horace, ND, Temporary Refunding Improvement, ”B“, 4%, 1/01/2025	590,000	588,695
		$1,397,912
Ohio - 3.3%
Allen County, OH, Hospital Facilities Rev. (Bon Secours Mercy Health, Inc.), ”B-2“, 5%, 10/01/2051 (Put Date 6/04/2030)	$500,000	$537,287
Columbus, OH, Metropolitan Housing Authority, Affordable Housing Rev. (Country Ridge Apartments Project), 4.375%, 12/01/2041	1,000,000	1,001,451
Cuyahoga County, OH, Metropolitan Housing Authority, Multi-Family Housing Rev. (Carver Park Phase III Project), FHA, 4%, 6/01/2026 (Put Date 6/01/2025)	350,000	349,554
Cuyahoga County, OH, Metropolitan Housing Authority, Multi-Family Housing Rev. (Wade Park Apartments), 4.75%, 12/01/2027 (Put Date 12/01/2025)	200,000	201,674
Hamilton County, OH, Healthcare Rev. (Life Enriching Communities Project), ”A“, 5.25%, 1/01/2038	750,000	770,045
Ohio Air Quality Development Authority Refunding Rev. (Duke Energy Corp. Project), ”A“, 4.25%, 11/01/2039 (Put Date 6/01/2027)	145,000	146,418
Ohio Air Quality Development Authority Refunding Rev. (Duke Energy Corp. Project), ”B“, 4%, 9/01/2030 (Put Date 6/01/2027)	170,000	170,912
Ohio Air Quality Development Authority Rev. (American Electric Power Co.), ”C“, 2.1%, 4/01/2028 (Put Date 10/01/2024)	750,000	736,134
24

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Ohio - continued
Ohio Air Quality Development Authority Rev. (Dayton Power And Light Co. Project), ”A“, 4.25%, 11/01/2040 (Put Date 6/01/2027)	$500,000	$497,536
Ohio Higher Educational Facility Rev. (Cleveland Institute of Music 2022 Project), 5%, 12/01/2032	600,000	625,148
Ohio Housing Finance Agency Multi-Family Housing Rev. (Thornwood Commons), 5%, 12/01/2026 (Put Date 12/01/2025)	205,000	208,058
Ohio Housing Finance Agency Residential Mortgage Rev. (Mortgage-Backed Securities Program), ”C“, FNMA, 5.75%, 3/01/2054	595,000	627,625
		$5,871,842
Oklahoma - 0.8%
Norman, OK, Regional Hospital Authority Refunding Rev., 4%, 9/01/2037	$355,000	$318,333
Oklahoma Housing Finance Agency, Single Family Mortgage Rev. (Homeownership Loan Project), ”D“, GNMA, 6.5%, 9/01/2054	500,000	564,366
Rogers County, OK, Educational Facilities Lease Rev. (Catoosa Public Schools Project), 5%, 9/01/2032	500,000	566,280
		$1,448,979
Oregon - 0.9%
Gilliam County, OR, Solid Waste Disposal Rev. (Waste Management, Inc. Project), ”A“, 3.95%, 8/01/2025 (Put Date 5/01/2024)	$225,000	$224,420
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), ”B-1“, 1.2%, 6/01/2028	5,000	4,420
Oregon Facilities Authority Lease Rent Rev. (Legacy Health System - Centurion Foundation), ”A“, 4.9%, 9/15/2035	430,000	460,909
Oregon Health & Sciences University Rev., ”B“, 3.375%, 7/01/2039	115,000	108,214
Oregon Housing & Community Services Department, Multi-Family Housing Rev. (Plaza Los Amigos Apartments Project, ”T-2“, 3%, 2/01/2026 (Put Date 2/01/2025)	125,000	123,705
Port of Portland, OR, International Airport Rev., “22”, 5%, 7/01/2039	690,000	690,829
		$1,612,497
Pennsylvania - 5.3%
Allentown, PA, Commercial and Industrial Development Authority Education Facility Lease Rev. (Lincoln Leadership Academy Charter School Project), 5.5%, 6/15/2038 (n)	$500,000	$520,764
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Refunding Rev., 5%, 5/01/2026	10,000	10,228
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2028	65,000	36,499
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2030	455,000	381,098
25

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), ”A“, 4.75%, 12/15/2037	$80,000	$80,341
Delaware Valley, PA, Regional Finance Authority, ”C“, FLR, 4.504% (67% of LIBOR - 3mo. + 0.75%), 6/01/2037	795,000	713,627
Doylestown, PA, Hospital Authority Rev., ”A“, 4%, 7/01/2045	10,000	8,199
East Bethlehem, PA, Municipal Authority Sewer Rev., 1%, 12/01/2024	150,000	145,526
Indiana County, PA, Industrial Development Authority Rev. (Student Cooperative Association, Inc./Indiana University of Pennsylvania Project), BAM, 5%, 5/01/2031	440,000	483,041
Indiana County, PA, Industrial Development Authority Rev. (Student Cooperative Association, Inc./Indiana University of Pennsylvania Project), BAM, 5%, 5/01/2032	450,000	490,828
Pennsylvania Economic Development Financing Authority Rev. (Presbyterian Senior Living Project), ”B-2“, 5%, 7/01/2038	1,000,000	1,058,789
Pennsylvania Economic Development Financing Authority Rev. (Rapid Bridge Replacement Project), 5%, 12/31/2038	500,000	504,365
Pennsylvania Economic Development Financing Authority, Junior Insured Parking Rev. (Capitol Region Parking System), ”C“, AGM, 5%, 1/01/2033	1,000,000	1,112,809
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), 5%, 12/31/2033	1,000,000	1,119,329
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/2028	150,000	152,669
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (Pennsylvania Rapid Bridge Replacement Project), 4%, 3/15/2034	85,000	85,252
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 4.1%, 8/01/2045 (Put Date 5/01/2024)	320,000	319,866
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., ”A“, 5%, 6/01/2027	200,000	206,076
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., ”A“, 2.625%, 6/01/2042	10,000	8,639
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., ”135A“, 3%, 10/01/2051	240,000	233,817
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “141A”, 5.75%, 10/01/2053	595,000	630,509
Philadelphia, PA, Authority for Industrial Development Charter School Rev. (Green Woods Charter School Project), “A”, 5%, 6/15/2032	100,000	101,753
Philadelphia, PA, School District, ”A“, 5.25%, 9/01/2038	410,000	466,408
26

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Westmoreland County, PA, Industrial Development Authority Rev. (Redstone Presbyterian Seniorcare Obligated Group), 4%, 5/15/2026	$500,000	$492,897
		$9,363,329
Puerto Rico - 1.3%
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, ”A“, 5.625%, 7/01/2029	$292,016	$319,459
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, ”A“, 5.75%, 7/01/2031	40,810	45,973
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, ”A“, 4%, 7/01/2033	38,698	38,548
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, ”A“, 4%, 7/01/2035	34,785	34,103
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, ”A“, 4%, 7/01/2037	29,854	28,809
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, ”A“, 4%, 7/01/2041	40,591	38,172
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, ”A“, 4%, 7/01/2046	42,214	38,707
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, ”A“, 0%, 7/01/2024	6,295	6,232
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, ”A“, 0%, 7/01/2033	49,801	32,672
Puerto Rico Aqueduct and Sewer Authority Rev., ”A“, 5%, 7/01/2025 (n)	500,000	507,396
Puerto Rico Electric Power Authority Refunding Rev., ”DDD“, 5%, 7/01/2020 (a)(d)	10,000	2,625
Puerto Rico Electric Power Authority Refunding Rev., ”DDD“, 5%, 7/01/2021 (a)(d)	100,000	26,250
Puerto Rico Electric Power Authority Refunding Rev., ”DDD“, 5%, 7/01/2022 (a)(d)	165,000	43,312
Puerto Rico Electric Power Authority Rev., ”A“, 5%, 7/01/2029 (a)(d)	260,000	68,250
Puerto Rico Electric Power Authority Rev., ”A“, 5%, 7/01/2042 (a)(d)	40,000	10,500
Puerto Rico Electric Power Authority Rev., ”AAA“, 5.25%, 7/01/2021 (a)(d)	20,000	5,250
Puerto Rico Electric Power Authority Rev., ”AAA“, 5.25%, 7/01/2030 (a)(d)	10,000	2,625
Puerto Rico Electric Power Authority Rev., ”CCC“, 5.25%, 7/01/2027 (a)(d)	90,000	23,625
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2021 (a)(d)	40,000	10,500
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2023 (a)(d)	40,000	10,500
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2027 (a)(d)	10,000	2,625
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2037 (a)(d)	130,000	34,125
27

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Electric Power Authority Rev., ”VV“, NPFG, 5.25%, 7/01/2034	$10,000	$9,890
Puerto Rico Electric Power Authority Rev., ”WW“, 5.375%, 7/01/2022 (a)(d)	10,000	2,625
Puerto Rico Electric Power Authority Rev., ”WW“, 5.25%, 7/01/2025 (a)(d)	15,000	3,938
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5%, 7/01/2018 (a)(d)	65,000	17,062
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2023 (a)(d)	70,000	18,375
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2024 (a)(d)	20,000	5,250
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2026 (a)(d)	60,000	15,750
Puerto Rico Electric Power Authority Rev., Taxable, ”EEE“, 6.05%, 7/01/2032 (a)(d)	50,000	13,125
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 4.55%, 7/01/2040	23,000	23,202
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 4.75%, 7/01/2053	20,000	19,905
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 5%, 7/01/2058	164,000	164,485
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.329%, 7/01/2040	76,000	76,022
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.536%, 7/01/2053	1,000	962
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.784%, 7/01/2058	39,000	38,708
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2024	2,000	1,981
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2027	41,000	36,271
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2031	597,000	450,697
University of Puerto Rico Rev., ”P“, NPFG, 5%, 6/01/2025	15,000	15,015
		$2,243,521
28

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Rhode Island - 1.6%
Rhode Island Housing and Mortgage Finance Corp., Home Ownership Opportunity, ”78-A“, 5.5%, 10/01/2052	$685,000	$720,856
Rhode Island Student Loan Authority, Education Loan Rev., ”A“, 4.125%, 12/01/2042	1,000,000	982,178
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2033 (w)	1,015,000	1,112,219
		$2,815,253
South Carolina - 1.2%
Dorchester County, SC, Summers Corner Improvement District Assessment Rev., 4.5%, 10/01/2033	$415,000	$415,561
Dorchester County, SC, Summers Corner Improvement District Assessment Rev., 5.25%, 10/01/2043	280,000	276,907
Orangeburg County, SC, Facilities Corp. Installment Purchase Rev. (Detention Center Project), 4%, 12/01/2042	335,000	325,359
Patriots Energy Group Financing Agency, SC, Gas Supply Rev., ”B-1“, 5.25%, 2/01/2054 (Put Date 3/01/2031)	650,000	704,312
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Refunding Rev. (South Carolina Episcopal Home at Still Hopes), ”A“, 5%, 4/01/2038	280,000	261,015
South Carolina Ports Authority Rev., 5%, 7/01/2025	135,000	136,491
		$2,119,645
South Dakota - 0.0%
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., Taxable, 0.961%, 6/01/2024	$65,000	$64,506
Tennessee - 6.2%
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (Catholic Health Initiatives), ”A“, 5%, 10/01/2044	$1,000,000	$1,000,459
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CDFI Phase I LLC, University of Tennessee at Chattanooga), 5%, 10/01/2035	500,000	505,634
Jackson, TN, Hospital Rev. (Jackson-Madison County General Hospital), 4%, 4/01/2041	415,000	397,760
Jackson, TN, Hospital Rev. (Jackson-Madison County General Hospital), ETM, 4%, 4/01/2041 (Prerefunded 4/01/2025)	10,000	10,020
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2036	750,000	765,951
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 9/01/2036	1,000,000	1,011,627
Knox County, TN, Health, Educational & Housing Facility Board Student Housing Rev. (Provident Group - UTK Properties LLC - University of Tennessee Project), ”A1“, BAM, 5%, 7/01/2040	1,000,000	1,093,976
29

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Tennessee - continued
Knox County, TN, Health, Educational & Housing Facility Board, Multi-Family Housing Rev. (Westview Towers Project), 3.95%, 12/01/2027 (Put Date 12/01/2025)	$70,000	$69,505
Memphis-Shelby County, TN, Economic Development Growth Engine Industrial Development Board, Senior Tax Rev. (Graceland Project), ”A“, 4.75%, 7/01/2027	200,000	173,573
Memphis-Shelby County, TN, Economic Development Growth Engine Industrial Development Board, Senior Tax Rev. (Graceland Project), ”A“, 5.5%, 7/01/2037	100,000	69,612
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Lipscomb University Project), ”A“, 5%, 10/01/2041	1,000,000	1,016,933
Metropolitan Nashville, TN, Airport Authority Improvement Rev., ”B“, 5.25%, 7/01/2033	1,150,000	1,309,304
Metropolitan Nashville, TN, Airport Authority Special Facilities Rev. (Aero Nashville LLC Project), 5.2%, 7/01/2026	290,000	290,425
Nashville, TN, Metropolitan Development and Housing Agency Rev. (Fifth & Broadway Development), 5.125%, 6/01/2036 (n)	500,000	509,713
Shelby County, TN, Health, Educational & Housing Facility Board, Residential Care Facility Mortgage Rev. (Village at Germantown), 5.25%, 12/01/2049	550,000	505,704
Tennergy Corp., TN, Gas Supply Rev., ”A“, 5.5%, 10/01/2053 (Put Date 12/01/2030)	685,000	731,996
Tennessee Energy Acquisition Corp., Gas Project Rev., ”A-1“, 5%, 5/01/2053 (Put Date 5/01/2028)	750,000	774,355
Tennessee Energy Acquisition Corp., Gas Project Rev., ”C“, 5%, 2/01/2027	80,000	81,495
Tennessee Housing Development Agency, Residential Finance Program Rev., ”4“, 4%, 7/01/2043	645,000	621,556
		$10,939,598
Texas - 7.3%
Austin, TX, Convention Center (Convention Enterprises, Inc.), ”A“, 5%, 1/01/2029	$145,000	$147,374
Austin, TX, Convention Center (Convention Enterprises, Inc.), ”A“, 5%, 1/01/2031	220,000	223,986
Austin, TX, Convention Center (Convention Enterprises, Inc.), ”B“, 5%, 1/01/2026	95,000	94,415
Austin, TX, Convention Center (Convention Enterprises, Inc.), ”B“, 5%, 1/01/2028	75,000	74,900
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., ”1A“, 5.125%, 4/01/2043	430,000	454,486
30

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Dallas, TX, Housing Finance Corp., Multi-Family Housing Rev. (Highpoint at Wynnewood), 3.5%, 2/01/2044 (Put Date 2/01/2026)	$145,000	$142,940
Dallas, TX, Senior Lien Special Tax Rev. (Fair Park Venue Project), 6.25%, 8/15/2053 (Put Date 8/15/2028)	190,000	191,972
Dowdell, TX, Public Utility District, ”A“, BAM, 2%, 9/01/2026	200,000	189,184
El Paso County, TX, Hospital District Rev., 5%, 8/15/2033	100,000	100,048
Fort Bend County, TX, Lamar Consolidated Independent School District, Unlimited Tax Schoolhouse, 5%, 2/15/2037	95,000	109,149
Fort Bend County, TX, Lamar Consolidated Independent School District, Unlimited Tax Schoolhouse, 5%, 2/15/2038	70,000	79,557
Galveston, TX, Wharves and Terminal, First Lien Rev., 5.25%, 8/01/2032	750,000	821,365
Harlandale, TX, Independent School District, Maintenance Tax, BAM, 2%, 8/15/2040 (Put Date 8/15/2024)	75,000	74,449
Horizon, TX, Regional Municipal Utility District, BAM, 3%, 2/01/2025	200,000	197,968
Houston, TX, Airport System Subordinate Lien Rev., ”A“, AGM, 5%, 7/01/2038	665,000	731,432
Houston, TX, Convention & Entertainment Facilities Department, Hotel Occupancy Tax and Special Refunding Rev., 4%, 9/01/2027	60,000	61,408
Matagorda County, TX, Navigation District Number One Pollution Control Refunding Rev. (Central Power & Light Co. Project), 4.25%, 5/01/2030	500,000	491,522
McLennan County, TX, Waco Independent School District, Unlimited Tax School Building Bonds, Texas PSF, 3%, 8/15/2035	500,000	480,295
McLennan County, TX, Waco Independent School District, Unlimited Tax School Building Bonds, Texas PSF, 3%, 8/15/2036	500,000	473,810
Mission, TX, Economic Development Corp., Solid Waste Disposal Rev. (Waste Management, Inc. Project), 4.25%, 6/01/2048 (Put Date 6/03/2024)	185,000	184,881
North Texas, TX, Municipal Water District Savine Creek Regional Wastewater System Contract Rev., AGM, 5%, 6/01/2032	500,000	578,197
Panola County, TX, Carthage Independent School District, Unlimited Tax School Building, Texas PSF, 5%, 8/15/2038	250,000	260,743
Port Beaumont, TX, Industrial Development Authority Facility Rev., Taxable (Jefferson Gulf Coast Energy Project), ”B“, 4.1%, 1/01/2028 (n)	200,000	171,373
Port Houston, TX, First Lien Rev., 4%, 10/01/2038	1,000,000	1,019,340
Reeves & Ward Counties, TX, Pecos-Barstow-Toyah Independent School District, Unlimited Tax School Building Bonds, Texas PSF, 5%, 2/15/2038	1,550,000	1,576,331
Tarrant County, TX, Cultural Education Facilities Finance Corp. (Christus Health), ”A“, 5%, 7/01/2053 (Put Date 7/01/2032)	105,000	116,718
31

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Baylor Scott & White Health Project), ”F“, 5%, 11/15/2052 (Put Date 11/15/2030)	$250,000	$275,345
Texas Municipal Gas Acquisition and Supply Corp IV, Gas Supply Rev., ”B“, 5.5%, 1/01/2054 (Put Date 1/01/2034)	930,000	1,040,910
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC), 5.375%, 6/30/2038	175,000	188,376
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC), 5.5%, 6/30/2040	635,000	682,971
Texas Public Finance Authority Rev. (Texas Southern University), BAM, 5.25%, 5/01/2034	1,000,000	1,121,328
Texas Public Finance Authority Rev. (Texas Southern University), ”A“, BAM, 5%, 5/01/2026	125,000	127,270
Texas Public Finance Authority, Financing System Refunding Rev. (Midwestern State University), ”A“, 4%, 12/01/2033	75,000	75,582
Travis County, TX, Housing Finance Corp., Multi-Family Housing Rev. (Airport Gateway Apartments), 4.125%, 6/01/2045 (Put Date 6/01/2027)	335,000	335,774
		$12,895,399
U.S. Virgin Islands - 0.1%
Matching Fund Special Purpose Securitization Corp., ”A“, 5%, 10/01/2025	$100,000	$101,752
Utah - 1.3%
Mapleton City, UT, Municipal Energy Sales Tax & Telecommunications Fee Rev., 3%, 6/15/2025	$200,000	$197,346
Salt Lake City, UT, Airport Rev. (International Airport), ”A“, 5.25%, 7/01/2037	1,000,000	1,127,717
Utah Housing Corp., Single Family Mortgage Rev, ”A“, GNMA, 6.5%, 1/01/2054	110,000	121,690
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, ”I“, GNMA, 2.5%, 8/21/2051	13,824	11,643
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, ”I“, GNMA, 5%, 9/21/2052	718,124	725,011
Utah Infrastructure Agency Telecommunications & Franchise Tax Rev. (Pleasant Grove City Project), 2%, 10/15/2025	125,000	120,575
		$2,303,982
32

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Vermont - 1.6%
Vermont Student Assistance Corp., Education Loan Rev., ”A“, 5%, 6/15/2032	$1,700,000	$1,814,130
Vermont Student Assistance Corp., Education Loan Rev., Tax-Exempt, ”A“, 5%, 6/15/2032	1,000,000	1,062,826
		$2,876,956
Virginia - 2.0%
Charles City County, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), ”A“, 3.95%, 8/01/2027 (Put Date 5/01/2024)	$75,000	$74,957
Chesapeake, VA, Economic Development Authority Pollution Control Rev. (Virginia Electric and Power Company Project), ”A“, 3.65%, 2/01/2032 (Put Date 10/01/2027)	305,000	304,533
Gloucester County, VA, Industrial Development Authority Rev. (Waste Management Disposal Services of Virginia, Inc.), ”A“, 3.95%, 9/01/2038 (Put Date 5/01/2024)	60,000	59,981
James City County, VA, Economic Development Authority, Residential Care Facility Rev. (Williamsburg Landing), ”C-3“, 5.25%, 12/01/2027	750,000	755,941
Louisa, VA, Industrial Development Authority, Pollution Control Refunding Rev. (Virginia Electric and Power Co. Project), ”A“, 3.65%, 11/01/2035 (Put Date 10/01/2027)	85,000	84,870
Sussex County, VA, Industrial Development Authority Solid Waste Disposal Rev. (Atlantic Waste Disposal, Inc. Project), ”A“, 3.95%, 6/01/2028 (Put Date 5/01/2024)	100,000	99,943
Virginia Beach, VA, Development Authority, Residential Care Facility Refunding Rev. (Westminster - Canterbury on Chesapeake Bay), 5%, 9/01/2029	95,000	98,923
Virginia Beach, VA, Development Authority, Residential Care Facility Rev. (Westminster - Canterbury on Chesapeake Bay), ”B-3“, 5.375%, 9/01/2029	750,000	780,138
Virginia Housing Development Authority, Rental Housing, “A”, 3.65%, 3/01/2029	480,000	477,099
Virginia Small Business Financing Authority Rev. (Hampton University), 5.25%, 10/01/2029	180,000	181,057
York, VA, Economic Development Authority Pollution Control Rev. (Virginia Electric and Power Company Project), ”A“, 3.65%, 5/01/2033 (Put Date 10/01/2027)	610,000	609,066
		$3,526,508
33

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Washington - 1.8%
Everett, WA, Housing Authority Refunding Rev. (Huntington Park Apartments Project), 4%, 7/01/2037	$210,000	$205,336
Pacific County, WA, Public Healthcare Services District No. 3 Unlimited Tax General Obligation (Ocean Beach Hospital and Medical Clinics), 5.25%, 12/01/2039	500,000	556,080
Seattle, WA, Housing Authority Rev. (Lam Bow Apartments Project), 4%, 6/01/2027	185,000	187,039
Washington Higher Education Facilities Authority Refunding Rev., (Gonzaga University Project), 4%, 4/01/2041	1,000,000	1,001,610
Washington State Housing Finance Commission, Non-Profit Housing Refunding Rev. (Eastside Retirement Association DBA Emerald Heights Project), ”A“, 4.75%, 7/01/2027	430,000	430,068
Washington State Housing Finance Commission, Non-Profit Housing Rev. (Eastside Retirement Association DBA Emerald Heights Project), ”B-1“, 5%, 7/01/2038	795,000	844,020
		$3,224,153
West Virginia - 0.3%
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Refunding Rev. (Wheeling Power Co. - Mitchell Project), ”A“, 3%, 6/01/2037 (Put Date 6/18/2027)	$330,000	$322,339
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Rev. (Appalachian Power Company - Amos Project), ”A“, 1%, 1/01/2041 (Put Date 9/01/2025)	150,000	141,527
		$463,866
Wisconsin - 3.8%
Jefferson and Dodge Counties, WI, Watertown General Obligation Anticipation Notes, 4%, 10/01/2025 (w)	$75,000	$75,114
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Froedtert Health, Inc. Obligated Group), ”A“, 4%, 4/01/2040	1,000,000	991,126
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Saint John's Communities, Inc.), ”B“, 4%, 9/15/2024	205,000	204,301
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Saint John's Communities, Inc.), ”B“, 4%, 9/15/2027	290,000	283,864
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Saint John's Communities, Inc.), ”B“, 4%, 9/15/2028	195,000	189,951
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Saint John's Communities, Inc.), ”B“, 4%, 9/15/2029	310,000	300,677
Wisconsin Health & Educational Facilities Authority Rev. (Bellin Memorial Hospital, Inc.), ”A“, 5%, 12/01/2037	200,000	221,445
Wisconsin Health & Educational Facilities Authority Rev. (Fort HealthCare, Inc.), “B”, 5%, 10/01/2054 (Put Date 10/03/2034)	1,000,000	1,115,093
34

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Health & Educational Facilities Authority Rev. (Milwaukee Science Education Consortium, Inc.), ”A“, 4.5%, 3/15/2033	$175,000	$176,510
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2030	400,000	352,641
Wisconsin Public Finance Authority Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 5%, 7/01/2033	750,000	804,713
Wisconsin Public Finance Authority Airport Facilities Rev. (Transportation Infrastructure Properties LLC), ”B“, 5.25%, 7/01/2028	215,000	215,128
Wisconsin Public Finance Authority Education Rev. (Triad Educational Services, Inc.), 5%, 6/15/2032	500,000	517,811
Wisconsin Public Finance Authority Entrance Fee Principal Redemption Accredited Rev. (Searstone CCRC Project), ”B2“, 2.25%, 6/01/2027 (n)	55,000	52,212
Wisconsin Public Finance Authority Entrance Fee Principal Redemption Accredited Rev., Taxable (Searstone CCRC Project), ”C“, 2.75%, 6/01/2026 (n)	25,000	24,788
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), ”A“, 6.25%, 8/01/2027 (a)(d)(n)	105,000	81,900
Wisconsin Public Finance Authority Project Rev. (Eastern Michigan University Student Housing Project), ”A-1“, 5.25%, 7/01/2037	670,000	756,282
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), ”A“, 4%, 10/01/2030	270,000	272,773
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5.875%, 4/01/2045	155,000	156,814
		$6,793,143
Total Municipal Bonds (Identified Cost, $174,639,802)		$175,664,025
Bonds – 0.4%
Consumer Services – 0.4%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$149,000	$140,758
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2028 (n)	500,000	374,680
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	363,682	113,651
Total Bonds (Identified Cost, $663,680)		$629,089
35

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Other Municipal Bonds – 0.3%
Multi-Family Housing Revenue – 0.3%
Affordable Housing Opportunities Trust Certificates, AH-01 ”A“, 3.527%, 5/01/2039 (n)	$275,000	$228,338
Freddie Mac, 4.618%, 8/25/2041	383,689	391,191
Total Other Municipal Bonds (Identified Cost, $607,418)		$619,529
Contingent Value Instruments - 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $103,106)	$171,535	$99,147
Investment Companies (h) - 0.0%
Money Market Funds – 0.0%
MFS Institutional Money Market Portfolio, 5.38% (v) (Identified Cost, $48,658)	48,659	$48,668

Other Assets, Less Liabilities - (0.2)%		(282,972)
Net Assets - 100.0%		$176,777,486

(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $48,668 and $177,011,790, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $6,350,345, representing 3.6% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
COP	Certificate of Participation
ETM	Escrowed to Maturity
FHA	Federal Housing Administration
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
LIBOR	London Interbank Offered Rate
36

Portfolio of Investments – continued
NPFG	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
See Notes to Financial Statements
37

Financial Statements
Statement of Assets and Liabilities
At 3/31/24
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $176,014,006)	$177,011,790
Investments in affiliated issuers, at value (identified cost, $48,658)	48,668
Receivables for
Investments sold	120,075
Fund shares sold	382,918
Interest and dividends	2,158,003
Receivable from investment adviser	13,168
Other assets	649
Total assets	$179,735,271
Liabilities
Payable to custodian	$1,329
Payables for
Distributions	13,235
When-issued investments purchased	2,675,763
Fund shares reacquired	148,819
Payable to affiliates
Administrative services fee	485
Shareholder servicing costs	30,691
Distribution and service fees	4,579
Payable for independent Trustees' compensation	12
Accrued expenses and other liabilities	82,872
Total liabilities	$2,957,785
Net assets	$176,777,486
Net assets consist of
Paid-in capital	$179,034,921
Total distributable earnings (loss)	(2,257,435)
Net assets	$176,777,486
Shares of beneficial interest outstanding	19,139,865
38

Statement of Assets and Liabilities – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$131,133,244	14,195,169	$9.24
Class C	873,380	94,716	9.22
Class I	35,663,072	3,862,904	9.23
Class R6	9,107,790	987,076	9.23

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $9.65 [100 / 95.75 x $9.24]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I and R6.
See Notes to Financial Statements
39

Financial Statements
Statement of Operations
Year ended 3/31/24
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$5,834,694
Dividends from affiliated issuers	217,377
Other	51
Total investment income	$6,052,122
Expenses
Management fee	$535,540
Distribution and service fees	285,053
Shareholder servicing costs	101,491
Administrative services fee	32,188
Independent Trustees' compensation	4,700
Custodian fee	47,741
Shareholder communications	12,212
Audit and tax fees	61,522
Legal fees	7,967
Registration fees	77,874
Miscellaneous	31,891
Total expenses	$1,198,179
Fees paid indirectly	(114)
Reduction of expenses by investment adviser	(235,364)
Net expenses	$962,701
Net investment income (loss)	$5,089,421
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(553,667)
Affiliated issuers	(1,774)
Net realized gain (loss)	$(555,441)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$1,626,633
Affiliated issuers	(399)
Net unrealized gain (loss)	$1,626,234
Net realized and unrealized gain (loss)	$1,070,793
Change in net assets from operations	$6,160,214
See Notes to Financial Statements
40

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	3/31/24	3/31/23
Change in net assets
From operations
Net investment income (loss)	$5,089,421	$2,519,712
Net realized gain (loss)	(555,441)	(1,671,391)
Net unrealized gain (loss)	1,626,234	837,124
Change in net assets from operations	$6,160,214	$1,685,445
Total distributions to shareholders	$(5,016,847)	$(2,542,750)
Change in net assets from fund share transactions	$37,262,372	$63,763,962
Total change in net assets	$38,405,739	$62,906,657
Net assets
At beginning of period	138,371,747	75,465,090
At end of period	$176,777,486	$138,371,747
See Notes to Financial Statements
41

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	3/31/24	3/31/23	3/31/22(c)
Net asset value, beginning of period	$9.19	$9.41	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.30	$0.22	$0.13
Net realized and unrealized gain (loss)	0.04	(0.22)	(0.59)
Total from investment operations	$0.34	$0.00(w)	$(0.46)
Less distributions declared to shareholders
From net investment income	$(0.29)	$(0.21)	$(0.08)
From net realized gain	—	(0.01)	(0.05)
Total distributions declared to shareholders	$(0.29)	$(0.22)	$(0.13)
Net asset value, end of period (x)	$9.24	$9.19	$9.41
Total return (%) (r)(s)(t)(x)	3.82	(0.05)	(4.62)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.85	0.93	0.97(a)
Expenses after expense reductions (f)	0.70	0.70	0.70(a)
Net investment income (loss)	3.26	2.38	1.46(a)
Portfolio turnover	25	39	165(n)
Net assets at end of period (000 omitted)	$131,133	$97,424	$54,967
See Notes to Financial Statements
42

Financial Highlights – continued
Class C	Year ended
	3/31/24	3/31/23	3/31/22(c)
Net asset value, beginning of period	$9.18	$9.39	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23	$0.16	$0.03
Net realized and unrealized gain (loss)	0.03	(0.22)	(0.56)
Total from investment operations	$0.26	$(0.06)	$(0.53)
Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.14)	$(0.03)
From net realized gain	—	(0.01)	(0.05)
Total distributions declared to shareholders	$(0.22)	$(0.15)	$(0.08)
Net asset value, end of period (x)	$9.22	$9.18	$9.39
Total return (%) (r)(s)(t)(x)	2.94	(0.69)	(5.32)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.60	1.68	1.82(a)
Expenses after expense reductions (f)	1.45	1.45	1.43(a)
Net investment income (loss)	2.52	1.79	0.36(a)
Portfolio turnover	25	39	165(n)
Net assets at end of period (000 omitted)	$873	$659	$74

Class I	Year ended
	3/31/24	3/31/23	3/31/22(c)
Net asset value, beginning of period	$9.19	$9.40	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.32	$0.23	$0.15
Net realized and unrealized gain (loss)	0.03	(0.20)	(0.60)
Total from investment operations	$0.35	$0.03	$(0.45)
Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.23)	$(0.10)
From net realized gain	—	(0.01)	(0.05)
Total distributions declared to shareholders	$(0.31)	$(0.24)	$(0.15)
Net asset value, end of period (x)	$9.23	$9.19	$9.40
Total return (%) (r)(s)(t)(x)	3.97	0.30	(4.53)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.60	0.68	0.72(a)
Expenses after expense reductions (f)	0.45	0.45	0.45(a)
Net investment income (loss)	3.50	2.58	1.70(a)
Portfolio turnover	25	39	165(n)
Net assets at end of period (000 omitted)	$35,663	$34,682	$20,041
See Notes to Financial Statements
43

Financial Highlights – continued
Class R6	Year ended
	3/31/24	3/31/23	3/31/22(c)
Net asset value, beginning of period	$9.18	$9.40	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.32	$0.27	$0.08
Net realized and unrealized gain (loss)	0.05	(0.25)	(0.52)
Total from investment operations	$0.37	$0.02	$(0.44)
Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.23)	$(0.11)
From net realized gain	—	(0.01)	(0.05)
Total distributions declared to shareholders	$(0.32)	$(0.24)	$(0.16)
Net asset value, end of period (x)	$9.23	$9.18	$9.40
Total return (%) (r)(s)(t)(x)	4.14	0.25	(4.49)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.53	0.60	0.85(a)
Expenses after expense reductions (f)	0.38	0.37	0.37(a)
Net investment income (loss)	3.58	2.94	0.93(a)
Portfolio turnover	25	39	165(n)
Net assets at end of period (000 omitted)	$9,108	$5,607	$383

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, May 18, 2021, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
44

Notes to Financial Statements
(1) Business and Organization
MFS Municipal Intermediate Fund (the fund) is a diversified series of MFS Municipal Series Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in municipal instruments, which generally trade in the over-the-counter market. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of, and the ability to pay principal and interest when due by, an issuer of a municipal instrument depends on the credit quality of the entity supporting the municipal instrument, how essential any services supported by the municipal instrument are, the sufficiency of any revenues or taxes that support the municipal instrument, and/or the willingness or ability of the appropriate government entity to approve any appropriations necessary to support the municipal instrument. Municipal instruments may be supported by insurance which typically guarantees the timely payment of all principal and interest due on the underlying municipal instrument. The value of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, changes in specific or general market and economic conditions in the region where the instrument is issued, and the financial condition of municipal issuers and of municipal instrument insurers of which there are a limited number. Also, because many municipal instruments are issued to finance similar projects, conditions in certain industries can significantly affect the fund and the overall municipal market. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, interest from the security could become taxable, the security could decline in value, and distributions made by the fund could be taxable to shareholders.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is
45

Notes to Financial Statements  - continued
subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases,
46

Notes to Financial Statements  - continued
an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$176,382,701	$—	$176,382,701
U.S. Corporate Bonds	—	629,089	—	629,089
Mutual Funds	48,668	—	—	48,668
Total	$48,668	$177,011,790	$—	$177,060,458
For further information regarding security characteristics, see the Portfolio of Investments.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell securities on a when-issued or delayed delivery basis.  In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the
47

Notes to Financial Statements  - continued
security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the year ended March 31, 2024, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to defaulted bonds and amortization of premium and accretion of discount of debt securities.
48

Notes to Financial Statements  - continued
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 3/31/24	Year ended 3/31/23
Ordinary income (including any short-term capital gains)	$152,871	$71,363
Tax-exempt income	4,863,976	2,404,782
Long-term capital gains	—	66,605
Total distributions	$5,016,847	$2,542,750
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 3/31/24
Cost of investments	$176,183,246
Gross appreciation	3,423,575
Gross depreciation	(2,546,363)
Net unrealized appreciation (depreciation)	$877,212
Undistributed ordinary income	167,400
Undistributed tax-exempt income	410,266
Capital loss carryforwards	(3,213,624)
Other temporary differences	(498,689)
Total distributable earnings (loss)	$(2,257,435)
As of March 31, 2024, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(1,600,757)
Long-Term	(1,612,867)
Total	$(3,213,624)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class C shares will convert to Class A
49

Notes to Financial Statements  - continued
shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 3/31/24	Year ended 3/31/23
Class A	$3,570,281	$1,713,170
Class C	17,376	6,455
Class I	1,154,565	760,370
Class R6	274,625	62,755
Total	$5,016,847	$2,542,750
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.35%
In excess of $1 billion and up to $2.5 billion	0.325%
In excess of $2.5 billion	0.30%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until July 31, 2024. For the year ended March 31, 2024, this management fee reduction amounted to $19,540, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended March 31, 2024 was equivalent to an annual effective rate of 0.34% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	C	I	R6
0.70%	1.45%	0.45%	0.38%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2024. For the year ended March 31, 2024, this reduction amounted to $215,824, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $2,197 for the year ended March 31, 2024, as its portion of the initial sales charge on sales of Class A shares of the fund.
50

Notes to Financial Statements  - continued
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 278,007
Class C	0.75%	0.25%	1.00%	1.00%	7,046
Total Distribution and Service Fees					$285,053
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended March 31, 2024 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. There were no service fee rebates for the year ended March 31, 2024.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended March 31, 2024, were as follows:
Amount
Class A	$6,566
Class C	7
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended March 31, 2024, the fee was $2,473, which equated to 0.0016% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended March 31, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $99,018.
51

Notes to Financial Statements  - continued
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended March 31, 2024 was equivalent to an annual effective rate of 0.0210% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On the following dates, MFS redeemed fund shares:
Class	Date	Shares	Amount
Class A	8/03/22	5,143	$48,190
Class I	8/03/22	5,118	$47,904
Class R6	6/23/23	5,232	$47,664
(4) Portfolio Securities
For the year ended March 31, 2024, purchases and sales of investments, other than short-term obligations, aggregated $79,390,672 and $37,030,548, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 3/31/24		Year ended 3/31/23
	Shares	Amount	Shares	Amount
Shares sold
Class A	5,617,962	$50,964,498	6,581,655	$59,636,823
Class C	48,488	432,326	89,863	814,675
Class I	1,520,581	13,769,584	4,925,766	44,887,807
Class R6	775,561	7,037,146	584,308	5,246,385
	7,962,592	$72,203,554	12,181,592	$110,585,690
52

Notes to Financial Statements  - continued
	Year ended 3/31/24		Year ended 3/31/23
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	377,490	$3,426,231	176,051	$1,600,706
Class C	1,916	17,376	711	6,455
Class I	126,964	1,151,671	83,396	757,235
Class R6	29,758	269,630	6,738	61,260
	536,128	$4,864,908	266,896	$2,425,656
Shares reacquired
Class A	(2,396,747)	$(21,713,046)	(2,003,541)	$(18,220,517)
Class C	(27,537)	(249,034)	(26,579)	(239,408)
Class I	(1,559,168)	(14,003,702)	(3,366,717)	(30,594,693)
Class R6	(428,790)	(3,840,308)	(21,298)	(192,766)
	(4,412,242)	$(39,806,090)	(5,418,135)	$(49,247,384)
Net change
Class A	3,598,705	$32,677,683	4,754,165	$43,017,012
Class C	22,867	200,668	63,995	581,722
Class I	88,377	917,553	1,642,445	15,050,349
Class R6	376,529	3,466,468	569,748	5,114,879
	4,086,478	$37,262,372	7,030,353	$63,763,962
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended March 31, 2024, the fund’s commitment fee and interest expense were $748 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
53

Notes to Financial Statements  - continued
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$3,049,111	$64,764,849	$67,763,119	$(1,774)	$(399)	$48,668

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$217,377	$—
(8) LIBOR Transition
The London Interbank Offered Rate (LIBOR) was intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. Certain of the fund's investments, payment obligations, and financing terms were historically based on LIBOR. In 2017, the United Kingdom Financial Conduct Authority (FCA) announced plans to transition away from LIBOR by the end of 2021. LIBOR's administrator, ICE Benchmark Administration (IBA), ceased publication (on a representative basis) of many of its LIBOR settings as of December 31, 2021 and ceased publication (on a representative basis) of the remaining U.S. dollar LIBOR settings as of June 30, 2023. In addition, global regulators announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Although the FCA has announced that it will require the IBA to continue to publish certain select LIBOR rates on a synthetic basis after the relevant cessation dates, such synthetic rates are not considered to be representative of the underlying market and economic reality they are intended to measure, are expected to be published for a limited time period, and are intended solely for use on a limited basis for legacy transactions.
Regulators and industry groups have implemented measures to facilitate the transition away from LIBOR and other interbank offered rates to alternative reference rates, such as the Secured Overnight Financing Rate (SOFR). SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement (repo) market. SOFR is published in various forms including as a daily, compounded, and forward-looking term rate. The transition to alternative reference rates may affect the liquidity and valuation of investments that were tied to LIBOR or other interbank offered rates and may lead to other consequences affecting securities and credit markets more broadly. For example, while some investments that were tied to LIBOR provided for an alternative or “fallback” rate-setting methodology in the event LIBOR is not available, there is uncertainty regarding the effectiveness of any such alternative methodologies to replace LIBOR and certain investments tied to LIBOR may not have fallback provisions. While legislation passed in the United States facilitates by operation of law the replacement of U.S. dollar LIBOR settings in certain legacy instruments with a specified replacement rate, such as SOFR, there is uncertainty
54

Notes to Financial Statements  - continued
regarding the effectiveness of such legislation. There also remains uncertainty regarding the willingness and ability of parties to add or amend fallback provisions in certain other legacy instruments maturing after the cessation of the applicable LIBOR rates, which could create market and litigation risk.
It is difficult to quantify or predict the impact on the fund resulting from the transition from LIBOR to alternative reference rates and the potential effects of the transition from LIBOR on the fund, or on certain instruments in which the fund invests, are not known. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that relied on LIBOR to determine interest rates. The transition may also result in a reduction in value of certain LIBOR-related investments held by the fund or reduce the effectiveness of related transactions such as hedges. Any such effects of the transition away from LIBOR and the adoption of alternative reference rates, as well as other unforeseen effects, could have an adverse impact on the fund's performance.
With respect to the fund’s accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management has and will continue to rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for such contract modifications made on or before December 31, 2024 as a continuation of the existing contracts. The situation remains fluid, and management believes, based on best available information, that the impact of the transition will not be material to the fund.
55

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Municipal Series Trust and the Shareholders of MFS Municipal Intermediate Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS Municipal Intermediate Fund (the “Fund”), including the portfolio of investments, as of March 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period from May 18, 2021 (the commencement of the Fund’s investment operations) through March 31, 2022, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of March 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended, and for the period from May 18, 2021 (the commencement of the Fund’s investment operations) through March 31, 2022, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights.
56

Report of Independent Registered Public Accounting Firm – continued
Our procedures included confirmation of securities owned as of March 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
May 15, 2024
We have served as the auditor of one or more of the MFS investment companies since 1924.
57

Trustees and Officers — Identification and Background
The Trustees and Officers of the Trust, as of May 1, 2024, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.)  The address of each Trustee and Officer is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.
Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds overseen by the Trustee	Principal Occupations During the Past Five Years	Other Directorships During the Past Five Years (j)
INTERESTED TRUSTEE
Michael W. Roberge (k) (age 57)	Trustee	January 2021	136	Massachusetts Financial Services Company, Chairman (since January 2021); Chief Executive Officer (since January 2017); Director; Chairman of the Board (since January 2022)	N/A
INDEPENDENT TRUSTEES
John P. Kavanaugh (age 69)	Trustee and Chair of Trustees	January 2009	136	Private investor	N/A
Steven E. Buller (age 72)	Trustee	February 2014	136	Private investor	N/A
John A. Caroselli (age 69)	Trustee	March 2017	136	Private investor; JC Global Advisors, LLC (management consulting), President (since 2015)	N/A
Maureen R. Goldfarb (age 69)	Trustee	January 2009	136	Private investor	N/A
Peter D. Jones (age 68)	Trustee	January 2019	136	Private investor	N/A
James W. Kilman, Jr. (age 63)	Trustee	January 2019	136	Burford Capital Limited (finance and investment management), Senior Advisor (since May 3, 2021), Chief Financial Officer (2019 - May 2, 2021); KielStrand Capital LLC (family office), Chief Executive Officer (since 2016)	Alpha-En Corporation, Director (2016-2019)
58

Trustees and Officers - continued
Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds overseen by the Trustee	Principal Occupations During the Past Five Years	Other Directorships During the Past Five Years (j)
Clarence Otis, Jr. (age 68)	Trustee	March 2017	136	Private investor	VF Corporation, Director; Verizon Communications, Inc., Director; The Travelers Companies, Director
Maryanne L. Roepke (age 68)	Trustee	May 2014	136	Private investor	N/A
Laurie J. Thomsen (age 66)	Trustee	March 2005	136	Private investor	The Travelers Companies, Director; Dycom Industries, Inc., Director

Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds for which the Person is an Officer	Principal Occupations During the Past Five Years
OFFICERS
William T. Allen (k) (age 57)	Deputy Assistant Treasurer	April 2024	136	Massachusetts Financial Services Company, Vice President
Brian Balasco (k) (age 46)	Assistant Treasurer	April 2024	136	Massachusetts Financial Services Company, Vice President
Christopher R. Bohane (k) (age 50)	Assistant Secretary and Assistant Clerk	July 2005	136	Massachusetts Financial Services Company, Senior Vice President and Deputy General Counsel
James L. Byrne (k) (age 48)	Assistant Treasurer	April 2024	136	Massachusetts Financial Services Company, Vice President
John W. Clark, Jr. (k) (age 57)	Deputy Treasurer	April 2017	136	Massachusetts Financial Services Company, Vice President
David L. DiLorenzo (k) (age 55)	President	July 2005	136	Massachusetts Financial Services Company, Senior Vice President
Heidi W. Hardin (k) (age 56)	Secretary and Clerk	April 2017	136	Massachusetts Financial Services Company, Executive Vice President and General Counsel
Brian E. Langenfeld (k) (age 51)	Assistant Secretary and Assistant Clerk	June 2006	136	Massachusetts Financial Services Company, Vice President and Managing Counsel
59

Trustees and Officers - continued
Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds for which the Person is an Officer	Principal Occupations During the Past Five Years
Rosa E. Licea-Mailloux (k) (age 47)	Chief Compliance Officer	March 2022	136	Massachusetts Financial Services Company, Vice President (since 2018); Director of Corporate Compliance (2018-2021), Senior Director Compliance (2021-2022), Senior Managing Director of North American Compliance & Chief Compliance Officer (since March 2022)
Amanda S. Mooradian (k) (age 45)	Assistant Secretary and Assistant Clerk	September 2018	136	Massachusetts Financial Services Company, Vice President and Senior Counsel
Susan A. Pereira (k) (age 53)	Assistant Secretary and Assistant Clerk	July 2005	136	Massachusetts Financial Services Company, Vice President and Managing Counsel
Kasey L. Phillips (k) (age 53)	Treasurer	September 2012	136	Massachusetts Financial Services Company, Vice President
Matthew A. Stowe (k) (age 49)	Assistant Secretary and Assistant Clerk	October 2014	136	Massachusetts Financial Services Company, Vice President and Senior Managing Counsel
William B. Wilson (k) (age 41)	Assistant Secretary and Assistant Clerk	October 2022	136	Massachusetts Financial Services Company, Assistant Vice President and Senior Counsel
(h)	Date first appointed to serve as Trustee/Officer of an MFS Fund. Each Trustee has served continuously since appointment unless indicated otherwise. From January 2012 through December 2016, Mr. DiLorenzo served as Treasurer and of the Funds. From September 2012 through March 2024, Ms. Phillips served as Assistant Treasurer of the Funds. From April 2017 through March 2024, Mr. Clark served as Assistant Treasurer of the Funds.
(j)	Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).
(k)	“Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of a position with MFS. The address of MFS is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.
Each Trustee (other than Messrs. Jones, Kilman and Roberge) has been elected by shareholders and each Trustee and Officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal.  Mr. Roberge became a Trustee of the Funds on January 1, 2021 and Messrs. Jones and Kilman became Trustees of the Funds on January 1, 2019.  The Trust does not hold annual meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms.  Under the terms of the Board's retirement policy, an Independent Trustee
60

Trustees and Officers - continued
shall retire at the end of the calendar year in which he or she reaches the earlier of 75 years of age or 15 years of service on the Board (or, in the case of any Independent Trustee who joined the Board prior to 2015, 20 years of service on the Board).
Messrs. Buller, Caroselli, Jones and Otis are members of the Trust’s Audit Committee.
Each of the Interested Trustees and certain Officers hold comparable officer positions with certain affiliates of MFS.
The Statement of Additional Information for a Fund includes further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

Investment Adviser	Custodian
Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199-7618	JPMorgan Chase Bank, NA 4 Metrotech Center New York, NY 11245

Distributor	Independent Registered Public Accounting Firm
MFS Fund Distributors, Inc. 111 Huntington Avenue Boston, MA 02199-7618	Deloitte & Touche LLP 200 Berkeley Street Boston, MA 02116

Portfolio Manager(s)
Jason Kosty Megan Poplowski Geoffrey Schechter
61

Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2024 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2023 to December 31, 2023 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
62

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2024 income tax forms in January 2025. The following information is provided pursuant to provisions of the Internal Revenue Code.
Of the dividends paid from net investment income during the fiscal year, 96.95% is designated as exempt interest dividends for federal income tax purposes. If the fund has earned income on private activity bonds, a portion of the dividends paid may be considered a tax preference item for purposes of computing a shareholder’s alternative minimum tax.
The fund intends to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).
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rev. 3/16
FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number and account balances
• Account transactions and transaction history
• Checking account information and wire transfer instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don't share
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes – information about your transactions and experiences	No	We don't share
For our affiliates' everyday business purposes – information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share

Questions?	Call 800-225-2606 or go to mfs.com.
64

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., and MFS Heritage Trust Company.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?	We collect your personal information, for example, when you
• open an account or provide account information
• direct us to buy securities or direct us to sell your securities
• make a wire transfer
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes – information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
• MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.
• MFS does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
• MFS doesn't jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.
65

Save paper with eDelivery.
MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.
To sign up:
1. Go to mfs.com.
2. Log in via MFS® Access.
3. Select eDelivery.
If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.
CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Annual Report
March 31, 2024
MFS®  Municipal Income Fund
LMB-ANN

MFS® Municipal Income Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

Portfolio Composition
Portfolio structure (i)
Top ten industries (i)
Healthcare Revenue - Hospitals	16.8%
Single Family Housing - State	6.6%
Airport Revenue	6.5%
Multi-Family Housing Revenue	6.4%
Utilities - Other	6.3%
General Obligations - Schools	4.8%
Miscellaneous Revenue - Other	4.8%
Universities - Colleges	4.6%
Healthcare Revenue - Long Term Care	4.3%
General Obligations - General Purpose	4.0%
Composition including fixed income credit quality (a)(i)
AAA	5.0%
AA	27.3%
A	32.3%
BBB	17.0%
BB	5.9%
B	0.6%
CCC	0.5%
CC	0.1%
C	0.3%
Not Rated	10.5%
Cash & Cash Equivalents	1.0%
Other	(0.5)%
Portfolio facts
Average Duration (d)	7.9
Average Effective Maturity (m)	18.8 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.

Portfolio Composition - continued
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening feature (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and/or the leverage created through the issuance of self-deposited inverse floaters and may be negative.
Percentages are based on net assets as of March 31, 2024.
The portfolio is actively managed and current holdings may be different.

Management Review
Summary of Results
For the twelve months ended March 31, 2024, Class A shares of the MFS Municipal Income Fund (fund) provided a total return of 4.23%, at net asset value. This compares with a return of 3.13% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
Market Environment
In response to the strongest inflationary episode in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although more work remains to be done before inflation returns to target. Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense as the US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy. The conflict in the Middle East has resulted in trade flow disruptions between Asia and Europe as shipping traffic was routed away from the Red Sea.
Although inflation has yet to reach central banks’ targets, policymakers have telegraphed their intentions to begin cutting rates in the months ahead. The prospects for easier monetary policy along with resilient global economic growth have been supportive factors for risky assets, such as equities and high-yield bonds. Long-term interest rates moderated during the latter half of the period, although rising government debt levels remained a concern over the medium term. Advancements in artificial intelligence and the adoption of novel weight-loss drugs were two areas of focus for investors during the period.
Amid this eventful backdrop, the investment grade municipal market generated positive returns over the period. Securities in the lower-rated investment grade credit quality tiers and longer duration assets outperformed. Yields rose across the tax-exempt municipal curve, most notably in the short (within two years) segment. A positive for income-oriented investors, the yield (yield-to-worst) on the investment grade municipal index ended the period at 3.49%, well above its 5 and 10-year average.
Factors Affecting Performance
Relative to the Bloomberg Municipal Bond Index, the fund’s asset allocation decisions contributed to performance. From a sector perspective, the fund’s greater exposure to both the health care and industrial revenue sectors, and its underweight exposure to the state sector, boosted relative returns. From a quality perspective, the fund’s allocation to non-rated and “BB” rated(r) bonds, for which the benchmark has no exposure, and its greater exposure to “BBB” rated bonds also helped relative results. Favorable bond selection within “AA” and “A” rated bonds was another positive factor for relative performance. Additionally, the fund’s positioning along the yield curve(y) further supported relative returns.

Management Review - continued
Conversely, from a quality perspective, the fund’s exposure to both “D” and “CC” rated bonds held back relative performance. A longer duration(d) stance also weakened the fund’s relative returns as interest rates generally rose over the reporting period.
Respectfully,
Portfolio Manager(s)
Jason Kosty, Megan Poplowski, and Geoffrey Schechter
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(r)	Securities rated “BBB”, “Baa”, or higher are considered investment grade; securities rated “BB”, “Ba”, or below are considered non-investment grade. Ratings are assigned to underlying securities utilizing ratings from Moody's, Fitch, and Standard & Poor's and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). For securities that are not rated by any of the rating agencies, the security is considered Not Rated.
(y)	A yield curve graphically depicts the yields of different maturity bonds of the same credit quality and type; a normal yield curve is upward sloping, with short-term rates lower than long-term rates.
The views expressed in this report are those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio’s current or future investments.

Performance Summary THROUGH 3/31/24
The following chart illustrates a representative class of the fund’s historical performance in comparison to its benchmark(s). Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmarks are unmanaged and may not be invested in directly. Benchmark returns do not reflect sales charges, commissions or expenses. (See Notes to Performance Summary.)
Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value fluctuate so your shares, when sold, may be worth more or less than the original cost; current performance may be lower or higher than quoted. The performance shown does not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the redemption of fund shares.
Growth of a Hypothetical $10,000 Investment

Performance Summary  - continued
Total Returns through 3/31/24
Average annual without sales charge
Share Class	Class Inception Date	1-yr	5-yr	10-yr	Life (t)
A	9/07/1993	4.23%	1.39%	2.79%	N/A
B	12/29/1986	3.58%	0.66%	2.04%	N/A
C	1/03/1994	3.45%	0.64%	2.02%	N/A
I	8/01/2011	4.49%	1.63%	3.04%	N/A
R6	8/01/2017	4.56%	1.71%	N/A	2.20%
A1	6/25/2007	4.62%	1.64%	3.05%	N/A
B1	6/25/2007	3.84%	0.91%	2.29%	N/A
Comparative benchmark(s)

Bloomberg Municipal Bond Index (f)	3.13%	1.59%	2.66%	N/A
Average annual with sales charge

A With Initial Sales Charge (4.25%)	(0.20)%	0.51%	2.34%	N/A
B With CDSC (Declining over six years from 4% to 0%) (v)	(0.42)%	0.29%	2.04%	N/A
C With CDSC (1% for 12 months) (v)	2.45%	0.64%	2.02%	N/A
A1 With Initial Sales Charge (4.25%)	0.17%	0.77%	2.60%	N/A
B1 With CDSC (Declining over six years from 4% to 0%) (v)	(0.16)%	0.55%	2.29%	N/A
CDSC – Contingent Deferred Sales Charge.
Class I and R6 shares do not have a sales charge.
(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.

Performance Summary  - continued
Benchmark Definition(s)
Bloomberg Municipal Bond Index(a) – a market capitalization-weighted index that measures the performance of the tax-exempt bond market.
It is not possible to invest directly in an index.
(a)	Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Notes to Performance Summary
Average annual total return represents the average annual change in value for each share class for the periods presented. Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end date. As the fund's share classes may have different inception dates, the life returns may represent different time periods and may not be comparable. As a result, no comparative benchmark performance information is provided for life periods.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.
Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from amounts reported in the financial highlights.
A portion of the fund’s monthly distributions may be subject to state, federal, and/or alternative minimum tax. Capital gains, if any, are subject to a capital gains tax.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

Expense Table
Fund expenses borne by the shareholders during the period,
October 1, 2023 through March 31, 2024
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2023 through March 31, 2024.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/23	Ending Account Value 3/31/24	Expenses Paid During Period (p) 10/01/23-3/31/24
A	Actual	0.76%	$1,000.00	$1,088.04	$3.97
	Hypothetical (h)	0.76%	$1,000.00	$1,021.20	$3.84
B	Actual	1.51%	$1,000.00	$1,085.26	$7.87
	Hypothetical (h)	1.51%	$1,000.00	$1,017.45	$7.62
C	Actual	1.51%	$1,000.00	$1,083.75	$7.87
	Hypothetical (h)	1.51%	$1,000.00	$1,017.45	$7.62
I	Actual	0.51%	$1,000.00	$1,088.05	$2.66
	Hypothetical (h)	0.51%	$1,000.00	$1,022.45	$2.58
R6	Actual	0.43%	$1,000.00	$1,089.90	$2.25
	Hypothetical (h)	0.43%	$1,000.00	$1,022.85	$2.17
A1	Actual	0.51%	$1,000.00	$1,089.32	$2.66
	Hypothetical (h)	0.51%	$1,000.00	$1,022.45	$2.58
B1	Actual	1.26%	$1,000.00	$1,085.19	$6.57
	Hypothetical (h)	1.26%	$1,000.00	$1,018.70	$6.36
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
Notes to Expense Table
Expense ratios include 0.03% of investment related expenses from self-deposited inverse floaters (as described in Note 2 of the Notes to Financial Statements) that are outside of the expense limitation arrangement (See Note 3 of the Notes to Financial Statements).

Portfolio of Investments
3/31/24
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.
Issuer	Shares/Par	Value ($)
Municipal Bonds - 96.6%
Alabama - 2.9%
Alabama DCH Health Care Authority, Health Care Facilities Rev., 5%, 6/01/2033	$620,000	$628,102
Alabama Southeast Energy, Cooperative District Energy Supply Rev., “B-1”, 5.75%, 4/01/2054 (Put Date 11/01/2031)	14,150,000	15,653,476
Alabama Stadium Trace Village Improvement District Development Incentive Anticipation, 3.625%, 3/01/2036	1,230,000	1,113,528
Birmingham, AL, Airport Authority Rev., BAM, 4%, 7/01/2035	240,000	251,271
Birmingham, AL, Airport Authority Rev., BAM, 4%, 7/01/2038	1,245,000	1,280,100
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.25%, 6/01/2025	455,000	453,092
Black Belt Energy Gas District, AL, Gas Prepay Rev., “A-1”, 4%, 12/01/2049 (Put Date 12/01/2025)	4,825,000	4,842,934
Black Belt Energy Gas District, AL, Gas Project Rev., “A”, 4%, 6/01/2051 (Put Date 12/01/2031)	12,920,000	13,023,175
Black Belt Energy Gas District, AL, Gas Project Rev., “C”, 5.5%, 10/01/2054 (Put Date 6/01/2032)	23,250,000	25,454,777
Black Belt Energy Gas District, AL, Gas Project Rev., “F”, 5.5%, 11/01/2053 (Put Date 12/01/2028)	6,810,000	7,233,970
Jacksonville, AL, Public Educational Building Authority Higher Education Facilities Rev. (Jacksonville State University Foundation), “A”, AGM, 5.25%, 8/01/2053	2,235,000	2,400,818
Jacksonville, AL, Public Educational Building Authority Higher Education Facilities Rev. (Jacksonville State University Foundation), “A”, AGM, 5.5%, 8/01/2058	1,885,000	2,055,809
Jefferson County, AL, Cooper Green Mercy Health Services Authority Rev., “A”, 5.25%, 9/01/2052	9,730,000	10,152,328
Jefferson County, AL, Sewer Rev. Warrants, 5.25%, 10/01/2049	9,575,000	10,274,368
Jefferson County, AL, Sewer Rev. Warrants, 5.5%, 10/01/2053	7,710,000	8,389,896
Southeast Alabama Energy Authority Commodity Supply Rev. (Project No. 2), “A”, 4%, 12/01/2051 (Put Date 12/01/2031)	9,535,000	9,473,701
Southeast Alabama Energy Authority Commodity Supply Rev. (Project No. 3), “A-1”, 5.5%, 1/01/2053 (Put Date 12/01/2029)	5,485,000	5,854,227
Southeast Alabama Energy Authority Commodity Supply Rev. (Project No. 5), “A”, 5.25%, 1/01/2054 (Put Date 7/01/2029)	18,165,000	19,289,797
Southeast Alabama Energy Authority Commodity Supply Rev. (Project No.6), 5%, 1/01/2054 (Put Date 6/01/2030)	6,875,000	7,272,093
University of North Alabama, General Fee Rev., “B”, BAM, 5%, 11/01/2038	1,185,000	1,273,347
University of South Alabama, Facilities Rev., “A”, BAM, 5%, 4/01/2044	3,205,000	3,340,748

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Alabama - continued
University of South Alabama, Facilities Rev., “A”, BAM, 5%, 4/01/2049	$1,955,000	$2,016,384
		$151,727,941
Alaska - 0.1%
Alaska Municipal Bond Bank, General Obligation, “2”, 5.25%, 12/01/2047	$1,580,000	$1,669,690
Alaska Municipal Bond Bank, General Obligation, “2”, 5.25%, 12/01/2052	1,975,000	2,066,105
		$3,735,795
Arizona - 1.9%
Arizona Board of Regents, Arizona State University System Rev., “B”, 4%, 7/01/2053	$10,795,000	$10,429,861
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science Projects), 5.25%, 7/01/2043	120,000	120,277
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science Projects), 5.375%, 7/01/2053	440,000	436,434
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science Projects), 5.5%, 7/01/2058	415,000	415,698
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science Projects), “A”, 5%, 7/01/2052	975,000	982,889
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “A”, 5.125%, 7/01/2037 (n)	790,000	796,688
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “A”, 5.25%, 7/01/2047 (n)	590,000	589,950
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2037 (n)	95,000	95,785
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2047 (n)	130,000	125,654
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2051 (n)	335,000	319,637
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “F”, 5%, 7/01/2037	790,000	816,893
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “F”, 5%, 7/01/2047	1,850,000	1,877,523
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “F”, 5%, 7/01/2052	1,475,000	1,491,638
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2037 (n)	130,000	131,075
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2047 (n)	130,000	125,654
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2051 (n)	245,000	233,764

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Arizona Industrial Development Authority Education Rev. (Benjamin Franklin Charter School Projects), “A”, 5.25%, 7/01/2053	$440,000	$426,540
Arizona Industrial Development Authority Education Rev. (Benjamin Franklin Charter School Projects), “A”, 5.5%, 7/01/2058	440,000	439,284
Arizona Industrial Development Authority Education Rev. (KIPP Nashville Projects), “A”, 5%, 7/01/2047	300,000	303,828
Arizona Industrial Development Authority Education Rev. (KIPP Nashville Projects), “A”, 5%, 7/01/2057	385,000	386,050
Arizona Industrial Development Authority Education Rev. (KIPP Nashville Projects), “A”, 5%, 7/01/2062	535,000	535,037
Arizona Industrial Development Authority National Charter School Revolving Loan Fund Rev., “A”, 4%, 11/01/2036	870,000	883,179
Arizona Industrial Development Authority National Charter School Revolving Loan Fund Rev., “A”, 4%, 11/01/2038	475,000	476,090
Arizona Industrial Development Authority National Charter School Revolving Loan Fund Rev., “A”, 4%, 11/01/2039	590,000	590,249
Arizona Industrial Development Authority National Charter School Revolving Loan Fund Rev., “A”, 4%, 11/01/2040	630,000	624,307
Arizona Industrial Development Authority National Charter School Revolving Loan Fund Rev., “A”, 4%, 11/01/2051	1,965,000	1,811,203
Arizona Industrial Development Authority National Charter School Revolving Loan Fund Rev., “A”, 4.25%, 11/01/2052	2,760,000	2,641,200
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 2.125%, 7/01/2033	1,015,000	843,572
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 3%, 7/01/2035	790,000	729,291
Glendale, AZ, Industrial Development Authority, Senior Living Rev. (Sun Health Services), “A”, 5%, 11/15/2042	2,855,000	2,865,674
Glendale, AZ, Industrial Development Authority, Senior Living Rev. (Sun Health Services), “A”, 5%, 11/15/2048	3,150,000	3,113,367
La Paz County, AZ, Industrial Development Authority Education Facility Lease Rev. (Charter School Solutions - Harmony Public Schools Project), “A”, 5%, 2/15/2038	535,000	539,833
La Paz County, AZ, Industrial Development Authority Education Facility Lease Rev. (Charter School Solutions - Harmony Public Schools Project), “A”, 5%, 2/15/2048	465,000	450,305
Maricopa County, AZ, Higley Unified School District No. 60, Certificates of Participation, AGM, 4.25%, 6/01/2047	655,000	643,978
Maricopa County, AZ, Higley Unified School District No. 60, Certificates of Participation, AGM, 5%, 6/01/2053	4,375,000	4,642,519

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2034	$135,000	$136,374
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2039	235,000	243,620
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2039 (n)	680,000	683,999
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2049 (n)	430,000	437,008
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2049 (n)	365,000	353,776
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2054	545,000	551,544
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2054 (n)	1,615,000	1,546,930
Maricopa County, AZ, Industrial Development Authority Rev. (Banner Health), “A”, 5%, 1/01/2038	2,360,000	2,442,817
Maricopa County, AZ, Pollution Control Corp. Rev. (Public Service Company of New Mexico Palo Verde Project), “B”, 0.875%, 6/01/2043 (Put Date 10/01/2026)	625,000	563,533
Phoenix, AZ, Civic Improvement Corp. Rental Car Facility Charge Rev., “A”, 5%, 7/01/2045	7,865,000	8,201,602
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035 (n)	370,000	372,194
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035 (n)	115,000	115,682
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2045 (n)	450,000	441,312
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2046 (n)	270,000	262,876
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2036	555,000	557,211
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2041	445,000	439,508
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2046	705,000	672,863
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2035 (n)	665,000	669,739
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2045 (n)	730,000	720,529
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2046 (n)	480,000	471,115

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Phoenix, AZ, Industrial Development Authority, Hotel Rev. (Provident Group - Falcon Properties LLC, Project), “A”, 4%, 12/01/2041 (n)	$1,885,000	$1,577,786
Phoenix, AZ, Industrial Development Authority, Hotel Rev. (Provident Group - Falcon Properties LLC, Project), “A”, 4%, 12/01/2051 (n)	6,255,000	4,770,396
Phoenix, AZ, Industrial Development Authority, Hotel Rev. (Provident Group - Falcon Properties LLC, Project), “A”, 4.15%, 12/01/2057 (n)	2,355,000	1,750,262
Phoenix, AZ, Industrial Development Authority, Hotel Rev. (Provident Group - Falcon Properties LLC, Project), “B”, 5.75%, 12/15/2057 (n)	2,750,000	2,156,900
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing II LLC - Arizona State University Project), “A”, 5%, 7/01/2044	335,000	336,128
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing II LLC - Arizona State University Project), “A”, 5%, 7/01/2049	815,000	802,883
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing II LLC - Arizona State University Project), “A”, 5%, 7/01/2059	665,000	640,725
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC - Arizona State University Project), “A”, 5%, 7/01/2037	395,000	403,108
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC - Arizona State University Project), “A”, 5%, 7/01/2042	480,000	482,807
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2041 (n)	185,000	159,002
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2041 (n)	995,000	855,174
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2051 (n)	1,105,000	868,255
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2051 (n)	285,000	223,939
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2057 (n)	250,000	189,058

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2057 (n)	$1,245,000	$941,224
Pima County, AZ, Industrial Development Authority Senior Living Rev. (La Posada at Pusch Ridge Project), “A”, 6.75%, 11/15/2042 (n)	925,000	1,000,628
Pima County, AZ, Industrial Development Authority Senior Living Rev. (La Posada at Pusch Ridge Project), “A”, 6.875%, 11/15/2052 (n)	2,625,000	2,806,728
Pima County, AZ, Industrial Development Authority Senior Living Rev. (La Posada at Pusch Ridge Project), “A”, 7%, 11/15/2057 (n)	1,180,000	1,265,789
Pima County, AZ, Industrial Development Authority Senior Living Rev. (La Posada at Pusch Ridge Project), “B3”, 5.125%, 11/15/2029 (n)	1,135,000	1,145,319
Salt River, AZ, Agricultural Improvement & Power District, “A”, 5%, 1/01/2038	6,295,000	6,539,323
Sierra Vista, AZ, Industrial Development Authority, Education Facility Rev. (American Leadership Academy Project), 5.75%, 6/15/2053	3,560,000	3,615,245
Sierra Vista, AZ, Industrial Development Authority, Education Facility Rev. (American Leadership Academy Project), 5.75%, 6/15/2058	2,700,000	2,730,579
Yavapai County, AZ, Industrial Development Authority Rev. (Waste Management, Inc.), “A-2”, 2.2%, 3/01/2028 (Put Date 6/03/2024)	1,695,000	1,688,980
		$98,769,396
Arkansas - 0.4%
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4%, 7/01/2028	$170,000	$166,802
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2033	345,000	341,124
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2039	40,000	38,045
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2026	3,515,000	3,622,251
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2027	3,690,000	3,859,644
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2028	1,595,000	1,691,697
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2029	1,360,000	1,461,109
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2037	480,000	494,834

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arkansas - continued
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2039	$380,000	$387,453
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2040	420,000	425,608
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-2”, 5%, 9/01/2044 (Put Date 9/01/2027)	965,000	1,014,829
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 3%, 7/01/2032	135,000	116,928
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 3.125%, 7/01/2036	370,000	300,441
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4.25%, 7/01/2041	145,000	128,855
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2052	610,000	440,380
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), 5%, 2/01/2038	1,310,000	1,327,886
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AAC, 0%, 7/01/2046	3,930,000	1,354,840
Pulaski County, AR, Public Facilities Board, Healthcare Rev. (Baptist Health), 5%, 12/01/2042	1,200,000	1,202,618
		$18,375,344
California - 6.8%
Alameda, CA, Corridor Transportation Authority Rev., Capital Appreciation, “C”, AGM, 0%, 10/01/2052	$6,270,000	$3,450,871
Alameda, CA, Corridor Transportation Authority Rev., Capital Appreciation, “C”, AGM, 0%, 10/01/2053	3,695,000	859,117
Alameda, CA, Corridor Transportation Authority Rev., Senior Lien Rev., Capital Appreciation, “A”, AGM, 0%, 10/01/2051	8,000,000	2,208,740
Alameda, CA, Corridor Transportation Authority Rev., Senior Lien Rev., Capital Appreciation, “A”, AGM, 0%, 10/01/2052	6,000,000	1,569,601
Alameda, CA, Corridor Transportation Authority Rev., Senior Lien Rev., Capital Appreciation, “A”, AGM, 0%, 10/01/2053	6,000,000	1,487,126
Alameda, CA, Corridor Transportation Authority Rev., Subordinate Lien Rev., Capital Appreciation “C”, AGM, 0%, 10/01/2049	6,270,000	1,842,681
California Community Choice Financing Authority, Clean Energy Project Rev., “A-1”, 4%, 5/01/2053 (Put Date 8/01/2028)	6,850,000	6,880,489
California Community Choice Financing Authority, Clean Energy Project Rev., “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	26,240,000	27,650,843
California Community Choice Financing Authority, Clean Energy Project Rev., “F”, 5.5%, 10/01/2054 (Put Date 11/01/2030)	13,010,000	14,343,802

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California Community College Financing Authority Lease Rev. (West Valley Mission Community College), “C”, ETM, 5%, 6/01/2025	$3,115,000	$3,182,040
California Community College Financing Authority Lease Rev. (West Valley Mission Community College), “C”, ETM, 5%, 6/01/2026	3,260,000	3,402,220
California Community Housing Agency, Essential Housing Rev. (Aster), “A-1”, 4%, 2/01/2056 (n)	4,970,000	4,481,582
California County Tobacco Securitization Agency Settlement (Gold Country Settlement Funding Corp.), “A”, 4%, 6/01/2049	700,000	679,406
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 4%, 6/01/2038	105,000	107,298
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 4%, 6/01/2039	130,000	132,229
California Health Facilities Financing Authority Rev. (Sutter Health), “A”, 5%, 11/15/2046 (Prerefunded 11/15/2025)	1,990,000	2,051,057
California Housing Finance Agency Municipal Certificates, “A”, 4%, 3/20/2033	3,817,704	3,776,371
California Housing Finance Agency Municipal Certificates, “A”, 4.375%, 9/20/2036	18,184,838	17,875,392
California Housing Finance Agency Municipal Certificates, “X”, 0.798%, 11/20/2035 (i)	53,121,101	2,599,667
California Housing Finance Agency Municipal Certificates, “X”, 0.79%, 8/20/2036 (i)(n)	18,978,494	975,403
California Infrastructure & Economic Development Bank Refunding Rev. (Los Angeles County Museum of Art Project), “A”, 1.2%, 12/01/2050 (Put Date 6/01/2028)	6,245,000	5,592,685
California M-S-R Energy Authority Gas Rev., “A”, 7%, 11/01/2034	470,000	591,663
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2042	1,380,000	1,408,964
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2036	1,190,000	1,204,018
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2041	1,060,000	1,065,079
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2047	2,975,000	2,982,674
California Municipal Finance Authority Rev. (William Jessup University), 5%, 8/01/2039	1,695,000	1,623,086
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5.25%, 11/01/2052	3,185,000	3,552,572
California Municipal Finance Authority, Multi-Family Housing Rev. (CityView Apartments), “A”, 4%, 11/01/2036 (n)	1,515,000	1,421,952

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California Municipal Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 2.4%, 10/01/2044 (Put Date 10/01/2029)	$3,370,000	$3,210,473
California Municipal Special Finance Agency, Essential Housing Rev. (Solana at Grand), “A-1”, 4%, 8/01/2056 (n)	2,420,000	2,117,917
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A”, 2.5%, 11/01/2038 (Put Date 5/01/2024)	2,985,000	2,981,594
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2037	405,000	409,276
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2047	405,000	405,181
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), “A”, 4%, 10/15/2026	330,000	330,525
California Public Finance Authority, Senior Living Refunding Rev. (Enso Village Project), “A”, 5%, 11/15/2036 (n)	705,000	662,182
California Public Finance Authority, Senior Living Rev. (Enso Village Project), “B-1”, 3.125%, 5/15/2029 (n)	1,595,000	1,553,994
California Public Finance Authority, Senior Living Rev. (Enso Village Project), “B-2”, 2.375%, 11/15/2028 (n)	1,065,000	1,039,619
California Public Works Board Lease Rev., Department of Corrections and Rehabilitation (Various Correctional Facilities), “A”, 5%, 9/01/2033	7,275,000	7,309,905
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group - Issue No. 5), “A”, 4%, 8/01/2061 (n)	890,000	711,436
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), “A”, 4%, 8/01/2051	550,000	461,443
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 4%, 7/01/2024 (n)	445,000	443,858
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2045 (n)	1,055,000	1,057,055
California School Finance Authority, School Facility Rev. (KIPP LA Projects), “A”, 4%, 7/01/2050 (n)	2,740,000	2,354,846
California Statewide Communities Development Authority Multi-Family Housing Rev. (Apple Tree Village Apartments), “R”, 3.95%, 4/01/2060 (Put Date 10/01/2037)	10,200,000	8,709,951
California Statewide Communities Development Authority Rev. (Adventist Health System/West), “A”, 5%, 3/01/2034	790,000	837,654
California Statewide Communities Development Authority Rev. (Adventist Health System/West), “A”, 5%, 3/01/2035	1,160,000	1,229,232
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 3.5%, 11/01/2027 (n)	2,590,000	2,521,849

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5%, 11/01/2032 (n)	$385,000	$394,870
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5%, 11/01/2041 (n)	755,000	756,930
California Statewide Communities Development Authority Rev. (Enloe Medical Center), “A”, AGM, 5.25%, 8/15/2052	2,640,000	2,864,900
California Statewide Communities Development Authority Rev. (Enloe Medical Center), “A”, AGM, 5.375%, 8/15/2057	2,510,000	2,737,032
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.625%, 11/01/2033	190,000	190,222
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2044	2,085,000	2,095,869
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2056 (n)	8,560,000	8,652,196
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.5%, 12/01/2058	5,820,000	5,978,931
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5%, 7/01/2029 (n)	490,000	502,413
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2039 (n)	375,000	382,369
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2049 (n)	1,415,000	1,423,901
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2052 (n)	615,000	618,026
California Statewide Communities Development Authority, Essential Housing Rev. (Pasadena Portfolio), “A-1”, 2.65%, 12/01/2046 (n)	7,145,000	5,589,189
California Statewide Communities Development Authority, Insured Rev. (Viamonte Senior Living 1 Project), “A”, 3.5%, 7/01/2034	630,000	634,094
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, AGM, 0%, 8/01/2031	3,160,000	2,550,504
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, AGM, 0%, 8/01/2033	2,195,000	1,658,871
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 5%, 6/01/2034 (Prerefunded 6/01/2025)	2,360,000	2,410,791
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	18,250,000	17,079,387

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
Irvine, CA, Financial Authority Special Tax Rev. (Irvine Great Park Infrastructure Project), BAM, 4%, 9/01/2058	$10,305,000	$10,158,119
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2036	1,345,000	1,476,088
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2037	1,005,000	1,094,038
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2038	2,210,000	2,390,744
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2039	3,275,000	3,528,121
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5.25%, 5/15/2038	1,395,000	1,475,057
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2044	2,840,000	2,924,485
Los Angeles, CA, Department of Water & Power Water System Rev., “A”, 5%, 7/01/2038	3,180,000	3,276,743
Modesto, CA, Elementary School District, General Obligation, “B”, 3%, 8/01/2046	1,415,000	1,151,972
Modesto, CA, Elementary School District, General Obligation, “B”, 3%, 8/01/2050	880,000	689,105
Montebello, CA, Public Financing Authority Lease Rev. (Montebello Home2 Suites by Hilton Hotel Project), “A”, 5%, 6/01/2041	5,115,000	5,270,148
Montebello, CA, Public Financing Authority Lease Rev. (Montebello Home2 Suites by Hilton Hotel Project), “A”, 5%, 6/01/2046	1,575,000	1,616,111
Mount San Antonio, CA, Community College District Rev. (Election of 2008), “A”, 5.875%, 8/01/2028	1,465,000	1,644,964
Mountain House Financing Authority, CA, Utility Systems Rev., BAM, 4.125%, 12/01/2048	1,000,000	1,005,002
Mountain House Financing Authority, CA, Utility Systems Rev., BAM, 4.25%, 12/01/2052	2,000,000	2,019,785
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, AGM, 0%, 8/01/2029	2,425,000	2,057,292
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, AGM, 0%, 8/01/2030	3,110,000	2,559,331
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2024	280,000	276,599
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2027	155,000	140,472
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2027	75,000	67,970

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2027	$130,000	$117,815
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2029	225,000	193,837
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2029	125,000	107,687
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2030	180,000	151,215
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2030	125,000	104,357
Pomona, CA, Unified School District, General Obligation, “F”, BAM, 3%, 8/01/2048	765,000	599,814
Port of Oakland, CA, Intermediate Lien Refunding Rev., “H”, 5%, 5/01/2024	1,245,000	1,245,508
Port of Oakland, CA, Intermediate Lien Refunding Rev., “H”, ETM, 5%, 5/01/2024	95,000	95,091
River Islands, CA, Public Finance Authority Improvement Area No. 1, Special Tax Community Facilities District No. 2003-1, “A-1”, AGM, 5.25%, 9/01/2052	6,700,000	7,296,699
River Islands, CA, Public Finance Authority, Special Tax Community Facilities District No. 2016-1, AGM, 5.25%, 9/01/2052	1,575,000	1,715,269
Riverside County, CA, Transportation Commission Sales Tax Rev. (Limited Tax), “A”, 2%, 6/01/2029	1,585,000	1,463,897
Sacramento County, CA, Airport System Rev., “A”, 5%, 7/01/2041	7,865,000	8,104,039
Sacramento County, CA, Airport System Rev., “B”, 5%, 7/01/2041	4,720,000	4,842,900
San Diego County, CA, Regional Airport Authority Rev., “B”, 4%, 7/01/2041	1,310,000	1,284,665
San Diego County, CA, Regional Airport Authority Rev., “B”, 4%, 7/01/2046	1,500,000	1,445,815
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2046	1,875,000	1,978,277
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2051	1,875,000	1,963,245
San Diego County, CA, Regional Airport Authority Rev., “B”, 4%, 7/01/2056	2,060,000	1,916,201
San Francisco, CA, City & County Airports Commission, International Airport Rev., “C”, 5.5%, 5/01/2042	8,275,000	9,303,201
San Francisco, CA, City & County Airports Commission, International Airport Rev., “C”, 5.5%, 5/01/2043	6,145,000	6,877,553
San Francisco, CA, City & County Airports Commission, International Airport Rev., “E”, 5%, 5/01/2038	3,385,000	3,574,218
San Francisco, CA, City & County Airports Commission, International Airport Rev., “E”, 5%, 5/01/2039	3,855,000	4,057,292

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
San Francisco, CA, City & County Airports Commission, International Airport Rev., “E”, 5%, 5/01/2040	$1,800,000	$1,887,419
San Francisco, CA, City & County Airports Commission, Refunding Rev., “C”, 5.75%, 5/01/2048	5,975,000	6,685,738
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Redevelopment Project), “A”, 5%, 8/01/2043	270,000	270,528
San Mateo County, CA, Community College District (Election of 2005), Capital Appreciation, “A”, NPFG, 0%, 9/01/2026	4,015,000	3,720,531
State of California, Veterans General Obligation, “CU”, 4.85%, 12/01/2046	1,445,000	1,527,453
Tulare and Kings Counties, CA, College of the Sequoias Community District (Area Improvement District No. 3), “E”, 3%, 8/01/2051	1,685,000	1,293,161
University of California, Hastings Campus Housing Finance Authority, Campus Housing Rev., “A”, 5%, 7/01/2045 (n)	6,640,000	5,876,951
University of California, Hastings Campus Housing Finance Authority, Campus Housing Rev., “A”, 5%, 7/01/2061 (n)	6,760,000	5,730,994
University of California, Hastings Campus Housing Finance Authority, Campus Housing Rev., Convertible Capital Appreciation, “B”, 0% to 7/01/2035, 6.75% to 7/01/2061 (n)	9,605,000	3,812,702
West Contra Costa, CA, Unified School District (Election of 2005), Capital Appreciation, “C”, AGM, 0%, 8/01/2029	2,710,000	2,306,330
		$350,239,661
Colorado - 4.0%
Arapahoe County, CO, Whispering Pines Metropolitan District No. 1, General Obligation, 5%, 12/01/2043	$325,000	$347,205
Arapahoe County, CO, Whispering Pines Metropolitan District No. 1, General Obligation, AGM, 5%, 12/01/2052	645,000	673,559
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2032	56,000	58,158
Colorado Educational & Cultural Facilities Authority Rev. (Classical Academy Project), 5%, 12/01/2031	1,360,000	1,372,526
Colorado Educational & Cultural Facilities Authority Rev. (Classical Academy Project), “A”, 5%, 12/01/2038	805,000	809,462
Colorado Educational & Cultural Facilities Authority Rev. (Leman Academy of Excellence-Douglas County, CO Campus Project), “A”, 4.25%, 7/01/2043	3,105,000	2,999,315
Colorado Educational & Cultural Facilities Authority Rev. (Leman Academy of Excellence-Douglas County, CO Campus Project), “A”, 4.5%, 7/01/2053	5,250,000	4,982,732

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Colorado Educational & Cultural Facilities Authority Rev. (Leman Academy of Excellence-Douglas County, CO Campus Project), “A”, 4.5%, 7/01/2058	$3,780,000	$3,513,853
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2039	585,000	585,139
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2044	480,000	480,021
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 5%, 7/15/2037	430,000	430,506
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2030	390,000	392,013
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2034	390,000	391,974
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School Building Corp.), 5%, 6/01/2029	720,000	720,725
Colorado Educational & Cultural Facilities Authority Rev. (Stargate Charter School Project), “A”, 4%, 12/01/2048	2,710,000	2,437,174
Colorado Educational & Cultural Facilities Authority Rev. (Twin Peaks Charter Academy Project), 5%, 11/15/2031	1,460,000	1,472,746
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 5%, 4/01/2038	240,000	247,505
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 5%, 4/01/2048	290,000	294,055
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 5%, 4/01/2053	305,000	308,009
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (American Academy Project), 5%, 12/01/2040	2,800,000	2,916,433
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (American Academy Project), 5%, 12/01/2050	14,255,000	14,542,577
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Pinnacle Charter School, Inc. Project), “A”, 4%, 12/01/2036	1,080,000	1,083,762
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Pinnacle Charter School, Inc. Project), “A”, 4%, 12/01/2041	1,315,000	1,254,265
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Prospect Ridge Academy Project), “A”, 5%, 3/15/2040	1,380,000	1,449,800
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Prospect Ridge Academy Project), “A”, 5%, 3/15/2050	2,825,000	2,898,956

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Prospect Ridge Academy Project), “A”, 5%, 3/15/2055	$4,165,000	$4,253,568
Colorado Educational & Cultural Facilities Authority, Charter School Refunding Rev. (American Academy Project), 5%, 12/01/2055	1,145,000	1,161,947
Colorado Educational & Cultural Facilities Authority, Charter School Refunding Rev. (Windsor Charter Academy Project), 4%, 9/01/2050	385,000	344,808
Colorado Educational & Cultural Facilities Authority, Charter School Refunding Rev. (Windsor Charter Academy Project), 4%, 9/01/2055	690,000	603,191
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (Highline Academy Charter School Project), 5.75%, 12/01/2061	3,140,000	3,356,701
Colorado Health Facilities Authority Rev. (Adventist System/Sunbelt Obligated Group), “A”, 5%, 11/15/2041	7,865,000	7,998,393
Colorado Health Facilities Authority Rev. (Adventist System/Sunbelt Obligated Group), “A”, 4%, 11/15/2048	18,540,000	17,899,664
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A”, 5.5%, 11/01/2047	2,915,000	3,221,027
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A”, 5.25%, 11/01/2052	4,430,000	4,753,706
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A”, 5.25%, 12/01/2054	3,915,000	4,252,937
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2044	4,025,000	3,867,248
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2049	8,090,000	7,522,806
Colorado Health Facilities Authority Rev. (Sanford Health), “A”, 5%, 11/01/2039	7,395,000	7,933,667
Colorado Health Facilities Authority Rev. (SCL Health System), “A”, 4%, 1/01/2036	935,000	960,155
Colorado Health Facilities Authority Rev. (SCL Health System), “A”, 4%, 1/01/2037	3,380,000	3,450,174
Colorado Health Facilities Authority Rev. (SCL Health System), “A”, 4%, 1/01/2038	3,895,000	3,955,015
Colorado Health Facilities Authority, Hospital Rev. (AdventHealth Obligated Group), “A”, 4%, 11/15/2043	3,685,000	3,574,122
Colorado Health Facilities Authority, Hospital Rev. (Boulder Community Health Project), 4%, 10/01/2035	600,000	611,679
Colorado Health Facilities Authority, Hospital Rev. (Boulder Community Health Project), 4%, 10/01/2037	355,000	358,450

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Colorado Health Facilities Authority, Hospital Rev. (Boulder Community Health Project), 4%, 10/01/2038	$280,000	$280,745
Colorado Health Facilities Authority, Hospital Rev. (Boulder Community Health Project), 4%, 10/01/2039	280,000	278,730
Colorado Health Facilities Authority, Hospital Rev. (Boulder Community Health Project), 4%, 10/01/2040	240,000	235,665
Colorado Housing & Finance Authority, Single Family Mortgage, Class I, “C”, 4.75%, 5/01/2049 (u)	2,790,000	2,802,743
Colorado Housing & Finance Authority, Single Family Mortgage, Class I, “F”, GNMA, 5.25%, 11/01/2052	5,760,000	5,918,717
Colorado Housing & Finance Authority, Single Family Mortgage, Class III, “D”, 5.75%, 5/01/2053	18,405,000	19,462,577
Colorado Housing & Finance Authority, Single Family Mortgage, Class III, “H”, 4.25%, 11/01/2049	2,915,000	2,906,858
Colorado Regional Transportation District (Denver Transit Partners Eagle P3 Project), “A”, 4%, 7/15/2038	335,000	337,836
Colorado Regional Transportation District, Sales Tax Rev. (Fastracks Project), “A”, 5%, 11/01/2036	2,170,000	2,252,809
Colorado Regional Transportation District, Sales Tax Rev. (Fastracks Project), “A”, 5%, 11/01/2040	7,865,000	8,088,676
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2047	2,700,000	2,606,867
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2053	2,535,000	2,369,860
Denver, CO, City & County Airport System Rev., “B”, 5.5%, 11/15/2040	1,255,000	1,428,187
Denver, CO, City & County Airport System Rev., “B”, 5.5%, 11/15/2041	500,000	566,302
Denver, CO, City & County Airport System Rev., “B”, 5.5%, 11/15/2042	235,000	265,027
Denver, CO, City & County Airport System Rev., “B”, 5.5%, 11/15/2043	1,000,000	1,122,482
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2040	1,290,000	1,305,128
Denver, CO, Health & Hospital Authority Rev., “A”, 4%, 12/01/2038	620,000	578,959
Denver, CO, Health & Hospital Authority Rev., “A”, 4%, 12/01/2040	1,000,000	910,470
Denver, CO, Health & Hospital Authority Rev., “A”, 5.25%, 12/01/2045	955,000	955,417
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2030	1,160,000	1,202,957

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2031	$1,310,000	$1,357,836
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2032	1,385,000	1,435,575
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2033	1,385,000	1,433,434
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2034	1,140,000	1,178,694
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2035	1,285,000	1,324,659
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2045	4,155,000	4,163,847
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.25%, 11/15/2028	960,000	1,019,173
State of Colorado (Building Excellent Schools Today), “S”, COP, AGM, 4%, 3/15/2046	12,145,000	11,985,732
Sterling, CO, Water Resources and Power Development Authority Rev. (Wastewater Utility Enterprise Project), “A”, AGM, 5%, 9/01/2055	795,000	855,066
		$207,372,756
Connecticut - 0.7%
Connecticut Airport Authority Rev. (Ground Transportation Center Project), “A”, 4%, 7/01/2049	$1,550,000	$1,410,817
Connecticut Health & Educational Facilities Authority Rev. (Connecticut Children's Medical Issue), “E”, 5.25%, 7/15/2048	1,910,000	2,064,346
Connecticut Health & Educational Facilities Authority Rev. (Connecticut Children's Medical Issue), “E”, 4.25%, 7/15/2053	2,195,000	2,161,402
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 5%, 7/01/2025	2,355,000	2,358,767
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 5%, 7/01/2043	3,330,000	3,217,903
Connecticut Higher Education Supplemental Loan Authority Rev. (CHESLA Loan Program), “B”, 3.5%, 11/15/2033	1,380,000	1,327,517
Connecticut Higher Education Supplemental Loan Authority Rev. (CHESLA Loan Program), “B”, 3.75%, 11/15/2034	1,680,000	1,639,812
Connecticut Higher Education Supplemental Loan Authority Rev. (CHESLA Loan Program), “B”, 4%, 11/15/2035	1,000,000	988,458
Connecticut Higher Education Supplemental Loan Authority Rev. (CHESLA Loan Program), “B”, 4%, 11/15/2036	450,000	437,216
Connecticut Higher Education Supplemental Loan Authority Rev. (CHESLA Loan Program), “B”, 4.25%, 11/15/2039	910,000	872,577

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Connecticut - continued
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “C-1”, 3.5%, 11/15/2045	$235,000	$233,702
Great Pond, CT, Improvement District Special Obligation Rev. (Great Pond Phase II Project), 5.5%, 10/01/2042 (n)	2,050,000	2,113,864
Great Pond, CT, Improvement District Special Obligation Rev. (Great Pond Phase II Project), 5.75%, 10/01/2052 (n)	5,560,000	5,732,720
Mohegan Tribal Finance Authority, CT, Economic Development Bonds, 7%, 2/01/2045 (n)	7,240,000	7,242,179
New Haven, CT, General Obligation, “A”, AGM, 5%, 8/15/2032	790,000	820,371
Steel Point Infrastructure Improvement District, CT, Special Obligation Rev. (Steel Point Harbor Project), 4%, 4/01/2031 (n)	145,000	136,731
Steel Point Infrastructure Improvement District, CT, Special Obligation Rev. (Steel Point Harbor Project), 4%, 4/01/2036 (n)	230,000	205,204
Steel Point Infrastructure Improvement District, CT, Special Obligation Rev. (Steel Point Harbor Project), 4%, 4/01/2041 (n)	275,000	233,088
Steel Point Infrastructure Improvement District, CT, Special Obligation Rev. (Steel Point Harbor Project), 4%, 4/01/2051 (n)	630,000	482,704
West Haven, CT, General Obligation, BAM, 4%, 3/15/2035	728,000	742,616
West Haven, CT, General Obligation, BAM, 4%, 3/15/2040	590,000	584,385
		$35,006,379
Delaware - 0.5%
Delaware Economic Development Authority Rev. (Newark Charter School, Inc.), “A”, 5%, 9/01/2046	$375,000	$378,526
Delaware Economic Development Authority, Retirement Communities Rev. (ACTS Retirement - Life Communities, Inc. Obligated Group), “B”, 5.25%, 11/15/2053	3,670,000	3,825,872
Delaware Housing Authority, Multi-Family Rev. (Luther Towers Apartments), 4.65%, 1/01/2041	19,879,158	19,814,149
		$24,018,547
District of Columbia - 0.3%
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2030	$2,540,000	$2,540,083
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2035	3,545,000	3,544,939
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2045	720,000	697,868
District of Columbia University Rev. (Georgetown University), 5%, 4/01/2035	2,360,000	2,471,230
Metropolitan Washington, D.C., Airport Authority, Dulles Toll Road Rev. (Dulles Metrorail and Capital Improvement Projects), “A”, AGM, 4%, 10/01/2052	2,085,000	1,985,075

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
District of Columbia - continued
Metropolitan Washington, D.C., Airport Authority, Dulles Toll Road Rev. (Dulles Metrorail and Capital Improvement Projects), “B”, AGM, 4%, 10/01/2049	$1,455,000	$1,394,459
Metropolitan Washington, D.C., Airport Authority, Toll Road Subordinate Lien Refunding Rev. (Dulles Metrorail and Capital Improvement Project), “B”, AGM, 4%, 10/01/2053	1,250,000	1,174,339
		$13,807,993
Florida - 4.4%
Alachua County, FL, Health Facilities Authority, Continuing Care Retirement Community Rev. (Oak Hammock, Inc. at the University of Florida), 4%, 10/01/2040	$520,000	$459,902
Alachua County, FL, Health Facilities Authority, Continuing Care Retirement Community Rev. (Oak Hammock, Inc. at the University of Florida), 4%, 10/01/2046	700,000	576,422
Alachua County, FL, Health Facilities Authority, Health Facilities Rev. (Shands Teaching Hospital and Clinics, Inc. at the University of Florida), “B-1”, 5%, 12/01/2035	795,000	847,647
Alachua County, FL, Health Facilities Authority, Health Facilities Rev. (Shands Teaching Hospital and Clinics, Inc. at the University of Florida), “B-1”, 5%, 12/01/2036	1,345,000	1,425,829
Alachua County, FL, Health Facilities Authority, Health Facilities Rev. (Shands Teaching Hospital and Clinics, Inc. at the University of Florida), “B-1”, 5%, 12/01/2037	1,750,000	1,850,169
Arborwood Community Development District, FL, Capital Improvement Rev., “A-1”, 6.9%, 5/01/2036	20,000	20,007
Bellalago, FL, Educational Facilities Benefit District Capital Improvement Refunding Rev., 4.375%, 5/01/2030	825,000	825,512
Bellalago, FL, Educational Facilities Benefit District Capital Improvement Refunding Rev., 4.5%, 5/01/2033	385,000	385,207
Broward County, FL, Airport System Rev., 5%, 10/01/2042	855,000	876,080
Broward County, FL, Airport System Rev., “A”, 5%, 10/01/2038	2,360,000	2,481,023
Broward County, FL, Airport System Rev., “A”, 5%, 10/01/2039	3,540,000	3,714,538
Broward County, FL, Airport System Rev., “A”, 5%, 10/01/2044	2,755,000	2,853,338
Collier County, FL, Health Facilities Authority, Residential Care Facility Rev. (The Moorings, Inc.), 4%, 5/01/2052	4,070,000	3,759,766
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 6.25%, 5/15/2035 (a)(d)(z)	75,307	2,033
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 7.75%, 5/15/2035 (a)(d)(z)	492,158	13,288

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 8.125%, 5/15/2044 (a)(d)(z)	$741,965	$20,033
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 6.5%, 5/15/2049 (a)(d)(z)	135,552	3,660
Collier County, FL, Industrial Development Authority, Healthcare Facilities Rev. (NCH Healthcare System Projects), “A”, AGM, 5%, 10/01/2049	2,000,000	2,138,056
Collier County, FL, Industrial Development Authority, Healthcare Facilities Rev. (NCH Healthcare System Projects), “A”, AGM, 5%, 10/01/2054	2,115,000	2,241,820
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2036	465,000	473,443
Florida Capital Region Community Development District, Capital Improvement Rev., “A-1”, 4.625%, 5/01/2028	80,000	80,735
Florida Capital Region Community Development District, Capital Improvement Rev., “A-1”, 5.125%, 5/01/2039	495,000	500,969
Florida Capital Trust Agency, Air Cargo Rev. (Aero Miami FX LLC), “A”, 5.35%, 7/01/2029	4,660,000	4,665,900
Florida Capital Trust Agency, Educational Facilities Rev. (Liza Jackson Preparatory School, Inc. Project), “A”, 4%, 8/01/2030	80,000	78,584
Florida Capital Trust Agency, Educational Facilities Rev. (Liza Jackson Preparatory School, Inc. Project), “A”, 5%, 8/01/2040	125,000	125,494
Florida Capital Trust Agency, Educational Facilities Rev. (Liza Jackson Preparatory School, Inc. Project), “A”, 5%, 8/01/2055	385,000	363,639
Florida Development Finance Corp. Educational Facilities Rev. (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project), “A”, 3%, 7/01/2031 (n)	100,000	93,219
Florida Development Finance Corp. Educational Facilities Rev. (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project), “A”, 4%, 7/01/2051 (n)	510,000	436,553
Florida Development Finance Corp. Educational Facilities Rev. (Mater Academy Projects), “A”, 5%, 6/15/2047	250,000	250,714
Florida Development Finance Corp. Educational Facilities Rev. (Mater Academy Projects), “A”, 5%, 6/15/2052	880,000	874,727
Florida Development Finance Corp. Educational Facilities Rev. (Mater Academy Projects), “A”, 5%, 6/15/2056	1,290,000	1,264,155
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School Projects), “C”, 4%, 9/15/2030 (n)	220,000	208,802
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School Projects), “C”, 5%, 9/15/2040 (n)	395,000	370,933

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School Projects), “C”, 5%, 9/15/2050 (n)	$775,000	$683,087
Florida Development Finance Corp. Educational Facilities Rev. (River City Science Academy Projects), “A”, 4%, 7/01/2035	120,000	116,968
Florida Development Finance Corp. Educational Facilities Rev. (River City Science Academy Projects), “A”, 4%, 7/01/2045	225,000	193,864
Florida Development Finance Corp. Educational Facilities Rev. (River City Science Academy Projects), “A”, 4%, 7/01/2055	315,000	250,872
Florida Development Finance Corp. Educational Facilities Rev. (River City Science Academy Projects), “A-1”, 5%, 7/01/2042	170,000	171,772
Florida Development Finance Corp. Educational Facilities Rev. (River City Science Academy Projects), “A-1”, 5%, 7/01/2051	155,000	151,427
Florida Development Finance Corp. Educational Facilities Rev. (River City Science Academy Projects), “A-1”, 5%, 2/01/2057	185,000	177,861
Florida Development Finance Corp. Educational Facilities Rev. (Southwest Charter Foundation, Inc. Project), “A”, 6%, 6/15/2037 (n)	305,000	308,947
Florida Development Finance Corp. Educational Facilities Rev. (Southwest Charter Foundation, Inc. Project), “A”, 6.125%, 6/15/2047 (n)	930,000	930,030
Florida Development Finance Corp. Healthcare Facilities Rev. (UF Health Jacksonville Project), “A”, AGM, 4%, 2/01/2046	5,120,000	4,864,793
Florida Development Finance Corp. Senior Living Rev. (Glenridge on Palmer Ranch Project), 5%, 6/01/2031 (n)	540,000	532,936
Florida Development Finance Corp. Senior Living Rev. (Glenridge on Palmer Ranch Project), 5%, 6/01/2035 (n)	320,000	310,131
Florida Development Finance Corp. Senior Living Rev. (Glenridge on Palmer Ranch Project), 5%, 6/01/2051 (n)	6,605,000	5,531,678
Florida Development Finance Corp. Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2036 (n)	645,000	535,688
Florida Development Finance Corp. Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2041 (n)	330,000	248,765
Florida Development Finance Corp. Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2046 (n)	490,000	340,946
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2031	740,000	776,754
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2033	1,020,000	1,065,890
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2034	845,000	880,250
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2036	645,000	666,698

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2037	$900,000	$852,286
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2038	1,240,000	1,156,557
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2039	1,480,000	1,358,876
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2044	2,310,000	2,011,938
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 4.5%, 6/01/2033 (n)	435,000	432,716
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 4.75%, 6/01/2038 (n)	1,990,000	1,926,071
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 5%, 6/01/2048 (n)	1,785,000	1,661,824
Florida Housing Finance Corp., Homeowner Mortgage Rev., “1”, FHLMC, 4%, 7/01/2049	1,960,000	1,944,277
Florida Housing Finance Corp., Homeowner Mortgage Rev., “1”, GNMA, 3%, 1/01/2052	4,380,000	4,237,477
Florida Housing Finance Corp., Homeowner Mortgage Rev., “1”, GNMA, 3.5%, 7/01/2052	7,440,000	7,280,695
Florida Housing Finance Corp., Homeowner Mortgage Rev., “2”, GNMA, 3%, 7/01/2052	5,405,000	5,210,457
Florida Mid-Bay Bridge Authority Rev., “A”, 5%, 10/01/2035	2,560,000	2,591,814
Hillsborough County FL, Industrial Development Authority, Hospital Rev. (Tampa General Hospital Project), “A”, 4%, 8/01/2055	1,875,000	1,664,369
Jacksonville, FL, Educational Facilities Rev. (Jacksonville University Project), “B”, 5%, 6/01/2053 (n)	450,000	411,382
JEA, FL, Water and Sewer System Rev., “A”, 5.5%, 10/01/2054 (u)	10,000,000	11,309,986
Lakeland, FL, Hospital Rev. (Lakeland Regional Health Systems), 5%, 11/15/2034 (Prerefunded 11/15/2024)	1,525,000	1,538,303
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/2035	95,000	95,408
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/2045	150,000	147,714
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood National and Polo Run Projects), 5.375%, 5/01/2047	480,000	488,334
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Taylor Ranch Project), 6.125%, 5/01/2043	1,080,000	1,141,515
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Taylor Ranch Project), 6.3%, 5/01/2054	1,500,000	1,573,914

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Lee County, FL, Industrial Development Authority Healthcare Facilities Rev. (Shell Point Alliance), 5%, 11/15/2044	$1,620,000	$1,624,629
Lee County, FL, Industrial Development Authority Healthcare Facilities Rev. (Shell Point Alliance), 5%, 11/15/2049	1,705,000	1,680,671
Manatee County, FL, Public Utilities Improvement Refunding Rev., 4%, 10/01/2048	10,000,000	9,774,335
Manatee County, FL, Public Utilities Improvement Refunding Rev., 4%, 10/01/2053	6,750,000	6,412,858
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), “B”, 4%, 11/15/2051	9,745,000	8,918,664
Miami-Dade County, FL, Seaport Refunding Rev., “A”, 5.25%, 10/01/2052	1,630,000	1,717,111
Miami-Dade County, FL, Seaport Refunding Rev., “A-1”, AGM, 4%, 10/01/2045	4,880,000	4,639,426
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2029	225,000	225,064
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2037	110,000	110,006
Midtown Miami, FL, Community Development District Special Assessment (Parking Garage Project), “A”, 5%, 5/01/2037	185,000	185,010
Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando Health Obligated Group), “A”, 5%, 10/01/2053	8,320,000	8,797,233
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Obligated Group Project), “A”, 4%, 8/01/2036	1,000,000	974,923
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Obligated Group Project), “A”, 4%, 8/01/2042	3,625,000	3,276,331
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Obligated Group Project), “A”, 4%, 8/01/2047	4,085,000	3,510,719
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), “A-1”, 5%, 10/01/2044	590,000	609,387
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2035	435,000	262,756
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2036	520,000	294,972
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2037	200,000	107,511

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2038	$610,000	$308,876
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2039	725,000	342,727
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2040	775,000	345,797
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2041	865,000	364,157
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2042	695,000	274,285
Palm Beach County, FL, Educational Facilities Authority Rev. (Palm Beach Atlantic University, Inc.), 5%, 10/01/2043	885,000	941,861
Palm Beach County, FL, Educational Facilities Authority Rev. (Palm Beach Atlantic University, Inc.), 5.25%, 10/01/2048	1,800,000	1,907,294
Palm Beach County, FL, Educational Facilities Authority Rev. (Palm Beach Atlantic University, Inc.), 5.25%, 10/01/2053	2,730,000	2,869,534
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Baptist Health South Florida Obligated Group), 4%, 8/15/2049	7,700,000	7,114,433
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2047	755,000	771,343
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2052	985,000	999,408
Palm Beach County, FL, Health Facilities Authority Retirement Communities Rev. (Acts Retirement-Life Communities, Inc. Obligated Group), “B”, 5%, 11/15/2042	700,000	733,274
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4%, 6/01/2031	480,000	461,150
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4%, 6/01/2036	790,000	726,064
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4%, 6/01/2041	515,000	442,208
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4.25%, 6/01/2056	3,250,000	2,550,707
Pasco County, FL, Capital Improvement Cigarette Tax Allocation, “A”, AGM, 5%, 9/01/2048	4,540,000	4,821,455
Pasco County, FL, Capital Improvement Cigarette Tax Allocation, “A”, AGM, 5.75%, 9/01/2054	4,430,000	4,977,775

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Pasco County, FL, Del Webb Bexley Community Development District, Special Assessment Rev., 5.3%, 5/01/2039	$540,000	$552,661
Pasco County, FL, Del Webb Bexley Community Development District, Special Assessment Rev., 5.4%, 5/01/2049	700,000	707,769
Pompano Beach, FL, Refunding Rev. (John Knox Village Project), 4%, 9/01/2040	160,000	140,097
Pompano Beach, FL, Refunding Rev. (John Knox Village Project), 4%, 9/01/2050	4,215,000	3,324,723
Pompano Beach, FL, Refunding Rev. (John Knox Village Project), “A”, 4%, 9/01/2051	3,020,000	2,364,513
Pompano Beach, FL, Refunding Rev. (John Knox Village Project), “A”, 4%, 9/01/2056	4,500,000	3,406,993
Pompano Beach, FL, Refunding Rev. (John Knox Village Project), “B-2”, 1.45%, 1/01/2027	575,000	531,122
South Miami, FL, Health Facilities Authority Hospital Refunding Rev. (Baptist Health South Florida Obligated Group), 4%, 8/15/2047	13,610,000	12,626,809
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2027	85,000	82,573
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2028	80,000	77,004
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2029	85,000	81,025
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2030	75,000	70,768
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2031	80,000	74,689
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2036	375,000	333,842
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2041	285,000	232,237
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2046	285,000	217,422
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2050	275,000	201,930
Sterling Hill Community Development District, FL, Capital Improvement Rev., “B”, 5.5%, 11/01/2010 (d)	42,764	20,099
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2026	195,000	195,175
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2029	180,000	180,163
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.125%, 7/01/2034	385,000	385,397

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.25%, 7/01/2044	$1,145,000	$1,145,674
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/2055	875,000	864,347
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2034	1,125,000	748,580
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2035	620,000	394,143
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2036	955,000	575,999
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2037	450,000	256,314
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2038	620,000	332,666
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2039	620,000	313,556
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2040	845,000	404,737
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2041	375,000	170,211
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2042	375,000	160,734
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 4%, 7/01/2039	245,000	246,116
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 4%, 7/01/2045	3,865,000	3,703,480
Tampa, FL, Water and Wastewater Systems Rev., “A”, 5.25%, 10/01/2057	2,500,000	2,741,972
Wildwood, FL, Special Assessment Rev. (Village Community Development District No. 15), 4.85%, 5/01/2038	325,000	334,244
Wildwood, FL, Special Assessment Rev. (Village Community Development District No. 15), 5%, 5/01/2043	490,000	506,468

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Wildwood, FL, Special Assessment Rev. (Village Community Development District No. 15), 5.25%, 5/01/2054	$935,000	$968,707
		$225,806,380
Georgia - 3.0%
Atlanta, GA, Airport Passenger Facility Charge and Subordinate Lien Rev., “D”, 4%, 7/01/2038	$4,680,000	$4,648,110
Atlanta, GA, Airport Passenger Facility Charge and Subordinate Lien Rev., “D”, 4%, 7/01/2039	6,860,000	6,780,780
Atlanta, GA, Geo. L. Smith II World Congress Center Authority Convention Center Hotel Rev., “B”, 3.625%, 1/01/2031 (n)	1,040,000	977,596
Atlanta, GA, Geo. L. Smith II World Congress Center Authority Convention Center Hotel Rev., “B”, 5%, 1/01/2036 (n)	910,000	911,175
Atlanta, GA, Geo. L. Smith II World Congress Center Authority Convention Center Hotel Rev., “B”, 5%, 1/01/2054 (n)	2,595,000	2,343,756
Augusta, GA, Development Authority Rev. (Wellstar Health System, Inc. Project), “A”, 5.125%, 4/01/2053	9,155,000	9,709,112
Bainbridge, GA, Combined Utilities Rev., BAM, 4%, 12/01/2051	4,825,000	4,669,385
Bibb County, GA, Development Authority Rev. (USG Real Estate Foundation IX LLC Project), 4%, 6/01/2044	675,000	646,553
Burke County, GA, Development Authority Pollution Control Rev. (Oglethorpe Power Corp. Vogtle Project), “A”, 1.5%, 1/01/2040 (Put Date 2/03/2025)	3,970,000	3,830,848
Burke County, GA, Development Authority Pollution Control Rev. (Oglethorpe Power Corp. Vogtle Project), “C”, 4.125%, 11/01/2045	2,000,000	1,852,470
Cherokee County, GA, Water and Sewerage Authority Rev., 4%, 8/01/2053	1,250,000	1,206,729
Cobb County, GA, Development Authority Student Housing Refunding Rev. (Kennesaw State University Foundation, Inc.), “C”, 5%, 7/15/2030	505,000	509,523
Cobb County, GA, Development Authority Student Housing Refunding Rev. (Kennesaw State University Foundation, Inc.), “C”, 5%, 7/15/2030 (Prerefunded 7/15/2025)	10,000	10,208
Cobb County, GA, Development Authority Student Housing Refunding Rev. (Kennesaw State University Foundation, Inc.), “C”, 5%, 7/15/2033 (Prerefunded 2/15/2025)	40,000	40,833
Cobb County, GA, Development Authority Student Housing Refunding Rev. (Kennesaw State University Foundation, Inc.), “C”, 5%, 7/15/2033	860,000	867,548
Columbia County, GA, Hospital Authority Rev. (Wellstar Health System, Inc. Project), “A”, 5.75%, 4/01/2053	4,010,000	4,517,677

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Georgia - continued
DeKalb County, GA, Development Authority Rev. (Globe Academy, Inc. Project), “A”, 5%, 6/01/2045	$105,000	$106,755
DeKalb County, GA, Development Authority Rev. (Globe Academy, Inc. Project), “A”, 5%, 6/01/2050	375,000	377,630
DeKalb County, GA, Development Authority Rev. (Globe Academy, Inc. Project), “A”, 5%, 6/01/2063	500,000	492,588
Fulton County, GA, Development Authority Hospital Rev. (Wellstar Health System, Inc. Project), “A”, 4%, 4/01/2050	2,670,000	2,515,971
Fulton County, GA, Residential Care Facilities, Elderly Authority Rev. (Lenbrook Square Foundation, Inc. Project), 5%, 7/01/2042	5,275,000	5,073,042
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A”, 4%, 12/01/2047	660,000	655,618
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/2026	665,000	682,742
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/2028	1,370,000	1,445,425
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 5/15/2043	1,470,000	1,502,086
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “A”, 5%, 5/15/2031	4,530,000	4,777,644
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “A”, 5%, 6/01/2053 (Put Date 6/01/2030)	17,500,000	18,434,332
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “B”, 4%, 8/01/2049 (Put Date 12/02/2024)	5,030,000	5,036,493
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “C”, 4%, 3/01/2050 (Put Date 9/01/2026)	1,670,000	1,676,310
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “C”, 4%, 5/01/2052 (Put Date 12/01/2028)	14,255,000	14,206,656
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “C”, 5%, 9/01/2053 (Put Date 9/01/2030)	9,915,000	10,532,246
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “D”, 5%, 5/01/2054 (Put Date 12/01/2030)	8,570,000	9,006,423
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J), “A”, AGM, 5%, 7/01/2064	4,175,000	4,408,596
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project M), “A”, 5%, 1/01/2056	1,530,000	1,557,557
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project M), “A”, AGM, 4%, 1/01/2046	590,000	572,241
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project M), “A”, AGM, 5%, 1/01/2062	2,125,000	2,207,873
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project P), “A”, 5.5%, 7/01/2064	4,415,000	4,682,739

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Georgia - continued
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project), “A”, AGM, 4%, 1/01/2046	$945,000	$916,555
Georgia Municipal Electric Authority Power Rev., “GG”, 5%, 1/01/2026	2,415,000	2,416,413
Georgia Ports Authority Rev., 4%, 7/01/2047	1,900,000	1,874,378
Georgia Ports Authority Rev., 4%, 7/01/2052	2,985,000	2,891,668
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Anticipation Certificates (Southeast Georgia Health System Project), 4%, 8/01/2035	240,000	235,873
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Anticipation Certificates (Southeast Georgia Health System Project), 4%, 8/01/2036	265,000	259,600
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Anticipation Certificates (Southeast Georgia Health System Project), 4%, 8/01/2037	185,000	180,297
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc. Project), “A”, 5%, 2/15/2042	3,150,000	3,226,158
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc. Project), “A”, 5%, 2/15/2045	3,935,000	4,012,186
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc. Project), “A”, 5.5%, 8/15/2054 (Prerefunded 2/15/2025)	3,315,000	3,371,739
Monroe County, GA, Development Authority Pollution Control Rev. (Oglethorpe Power Corp. Scherer Project), “A”, 1.5%, 1/01/2039 (Put Date 2/03/2025)	2,950,000	2,846,600
		$155,704,737
Guam - 0.2%
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2030	$220,000	$235,634
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	2,235,000	2,127,118
Guam International Airport Authority Rev., Taxable (A.B. Won Pat Airport), “A”, 3.839%, 10/01/2036	680,000	565,040
Guam International Airport Authority Rev., Taxable (A.B. Won Pat Airport), “A”, 4.46%, 10/01/2043	770,000	621,170
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	6,005,000	6,265,039
		$9,814,001

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Idaho - 0.0%
Idaho Housing and Finance Association, Nonprofit Facilities Rev. (Sage International School of Middleton Project), “A”, 5%, 5/01/2044	$450,000	$468,653
Idaho Housing and Finance Association, Nonprofit Facilities Rev. (Sage International School of Middleton Project), “A”, 5%, 5/01/2049	665,000	682,538
Idaho Housing and Finance Association, Nonprofit Facilities Rev. (Sage International School of Middleton Project), “A”, 5%, 5/01/2063	445,000	448,594
Idaho Housing and Finance Association, Nonprofit Facilities Rev. (White Pine Charter School Project), “A”, 5.75%, 5/01/2058	535,000	569,895
		$2,169,680
Illinois - 8.0%
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$7,230,000	$6,437,187
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NPFG, 0%, 12/01/2028	7,785,000	6,449,819
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NPFG, 0%, 12/01/2029	2,590,000	2,057,655
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NPFG, 0%, 12/01/2030	1,125,000	858,900
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NPFG, 0%, 12/01/2026	2,680,000	2,409,822
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NPFG, 0%, 12/01/2028	3,065,000	2,543,979
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2033	270,000	278,917
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2033	220,000	230,676
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2036	795,000	818,057
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2037	795,000	815,125
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2042	1,405,000	1,425,003
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2045	2,800,000	2,956,653
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2046	2,100,000	2,116,983
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 6%, 4/01/2046	17,805,000	18,657,842

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2048	$6,350,000	$7,076,117
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 5.5%, 12/01/2038	1,345,000	1,478,857
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 7%, 12/01/2044	2,000,000	2,081,085
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 4%, 12/01/2047	13,010,000	11,620,755
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 5.875%, 12/01/2047	3,665,000	4,047,174
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2028	1,070,000	1,117,922
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2029	715,000	755,695
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2030	535,000	571,144
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2031	1,425,000	1,532,060
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “C”, AGM, 5%, 12/01/2030	2,160,000	2,286,642
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 5%, 12/01/2042	9,915,000	9,914,310
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 4%, 12/01/2043	1,000,000	926,466
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2035	130,000	136,779
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, 4%, 12/01/2036	955,000	947,441
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, 4%, 12/01/2039	1,500,000	1,453,529
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, 4%, 12/01/2040	980,000	930,084
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, 4%, 12/01/2041	6,865,000	6,469,399
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “H”, 5%, 12/01/2046	2,895,000	2,899,937
Chicago, IL, Board of Education, Unlimited Tax General Obligation, “A”, 6%, 12/01/2049	7,535,000	8,368,244
Chicago, IL, City Colleges Capital Improvement Project, Capital Appreciation, NPFG, 0%, 1/01/2026	7,625,000	7,154,487
Chicago, IL, City Colleges Capital Improvement Project, Capital Appreciation, NPFG, 0%, 1/01/2027	1,435,000	1,304,060

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, General Obligation (Chicago Works), “A”, 5.5%, 1/01/2039	$5,435,000	$5,995,015
Chicago, IL, General Obligation (Chicago Works), “A”, 5.5%, 1/01/2041	1,740,000	1,863,946
Chicago, IL, General Obligation (Chicago Works), “A”, 5.5%, 1/01/2043	435,000	463,266
Chicago, IL, General Obligation, “A”, 5%, 1/01/2029	5,580,000	5,988,317
Chicago, IL, General Obligation, “A”, 4%, 1/01/2035	1,970,000	2,006,686
Chicago, IL, General Obligation, “A”, 5.25%, 1/01/2038	7,390,000	8,050,384
Chicago, IL, General Obligation, “A”, 5%, 1/01/2039	1,435,000	1,496,396
Chicago, IL, General Obligation, “A”, 5%, 1/01/2040	380,000	394,844
Chicago, IL, General Obligation, “A”, 5%, 1/01/2044	3,540,000	3,644,377
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2049	5,505,000	5,734,762
Chicago, IL, General Obligation, “D”, 5.5%, 1/01/2033	740,000	747,769
Chicago, IL, General Obligation, Refunding, “A”, 5.625%, 1/01/2031	240,000	251,003
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), “A”, 4%, 12/15/2047	2,605,000	2,422,948
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), “A”, 4%, 6/15/2052	4,340,000	3,937,323
Chicago, IL, Metropolitan Pier & Exposition Authority Rev. (McCormick Place Expansion Project), “A”, 5%, 6/15/2053	3,335,000	3,353,871
Chicago, IL, Metropolitan Pier & Exposition Authority Rev. (McCormick Place Expansion Project), “A”, 5%, 6/15/2057	6,090,000	6,176,364
Chicago, IL, Metropolitan Pier & Exposition Authority Rev. (McCormick Place Expansion Project), Capital Appreciation, “A”, AGM, 0%, 12/15/2056	4,020,000	839,455
Chicago, IL, Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev. (McCormick Place Expansion Project), NPFG, 5.5%, 6/15/2029	4,505,000	4,673,804
Chicago, IL, Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev. Refunding Bonds (McCormick Place Expansion Project), Capital Appreciation, “B-1”, AGM, 0%, 6/15/2026	1,890,000	1,749,203
Chicago, IL, Midway Airport Refunding Rev., “A”, BAM, 5.5%, 1/01/2053	2,035,000	2,205,730
Chicago, IL, Midway Airport Rev., Second Lien, “A”, BAM, 5%, 1/01/2031	1,200,000	1,200,031
Chicago, IL, Midway Airport Rev., Second Lien, “A”, BAM, 5.75%, 1/01/2048	1,975,000	2,202,701
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2038	1,455,000	1,488,783
Chicago, IL, O’Hare International Airport, Customer Facility Charge Senior Lien Refunding, BAM, 5.25%, 1/01/2042	1,345,000	1,470,672

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, O’Hare International Airport, Customer Facility Charge Senior Lien Refunding, BAM, 5.25%, 1/01/2043	$1,055,000	$1,148,529
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 4.5%, 1/01/2048	7,210,000	7,144,177
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2048	2,610,000	2,673,684
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 4.625%, 1/01/2053	8,650,000	8,668,700
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5.5%, 1/01/2055	2,760,000	2,963,421
Chicago, IL, Transit Authority Second Lien Sales Tax Rev., “A”, 5%, 12/01/2045	1,450,000	1,507,981
Chicago, IL, Transit Authority Second Lien Sales Tax Rev., “A”, 4%, 12/01/2050	2,365,000	2,219,885
Chicago, IL, Transit Authority Second Lien Sales Tax Rev., “A”, 5%, 12/01/2057	7,855,000	8,122,244
Chicago, IL, Wastewater Transmission Rev., Second Lien, “A”, AGM, 5.25%, 1/01/2053	5,000,000	5,426,953
Chicago, IL, Wastewater Transmission Rev., Second Lien, “A”, AGM, 5.25%, 1/01/2058	10,000,000	10,773,376
Cook County, IL, Community College District No. 508 (City Colleges), BAM, 5%, 12/01/2047	7,605,000	7,803,967
Cook County, IL, Sales Tax Rev., “A”, 4%, 11/15/2039	1,105,000	1,079,648
DuPage County, IL, Carol Stream Park District, “C”, BAM, 3%, 11/01/2032	985,000	965,107
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2034	330,000	338,829
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2038	405,000	402,404
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2042	250,000	242,956
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2047	455,000	432,357
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2052	395,000	365,934
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2034 (Prerefunded 1/01/2027)	1,820,000	1,913,088
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2035 (Prerefunded 1/01/2027)	1,825,000	1,918,344
Illinois Finance Authority Rev. (McKinley Foundation), “A”, 5.125%, 11/01/2055 (n)	2,525,000	2,280,403
Illinois Finance Authority Rev. (Mercy Health Corp.), 5%, 12/01/2046	7,265,000	7,346,939

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 6.5%, 5/15/2042	$1,640,000	$1,707,849
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 6.5%, 5/15/2047	2,385,000	2,451,225
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 6.625%, 5/15/2052	1,940,000	1,998,152
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 6.75%, 5/15/2058	2,580,000	2,676,899
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “B-1”, 6%, 11/15/2027	1,860,000	1,860,483
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2036	815,000	841,674
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2041	1,210,000	1,231,244
Illinois Finance Authority Rev. (Rosalind Franklin University), “A”, 5%, 8/01/2042	405,000	408,132
Illinois Finance Authority Rev. (Rosalind Franklin University), “A”, 5%, 8/01/2047	820,000	821,186
Illinois Finance Authority Rev. (Rosalind Franklin University, Research Building Project), “C”, 5%, 8/01/2046	645,000	646,674
Illinois Finance Authority Rev. (Rosalind Franklin University, Research Building Project), “C”, 5%, 8/01/2049	630,000	629,519
Illinois Finance Authority Rev. (Southern Illinois Healthcare Enterprises, Inc.), “A”, 5%, 3/01/2047	7,865,000	7,922,749
Illinois Finance Authority Rev., Taxable (McKinley Foundation), “B”, 7%, 11/01/2037 (n)	775,000	752,237
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2051	335,000	340,485
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 2.25%, 7/01/2033	445,000	374,755
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 3%, 7/01/2035	345,000	318,488
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 4%, 10/01/2050	2,430,000	2,155,763
Illinois Finance Authority, Lease Rev. (Provident Group - SCCIL Properties LLC - University of Illinois Urbana-Champaign Project), “A”, BAM, 5.25%, 10/01/2053	5,210,000	5,648,039

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Illinois Finance Authority, Lease Rev. (Provident Group - SCCIL Properties LLC - University of Illinois Urbana-Champaign Project), “A”, BAM, 5.25%, 10/01/2057	$6,000,000	$6,460,065
Illinois Finance Authority, Student Housing and Academic Facility Rev. (CHF - Chicago LLC - University of Illinois at Chicago Project), “A”, 5%, 2/15/2028	155,000	158,459
Illinois Finance Authority, Student Housing and Academic Facility Rev. (CHF - Chicago LLC - University of Illinois at Chicago Project), “A”, 5%, 2/15/2037	390,000	393,706
Illinois Finance Authority, Student Housing and Academic Facility Rev. (CHF - Chicago LLC - University of Illinois at Chicago Project), “A”, 5%, 2/15/2047	2,055,000	2,008,330
Illinois Finance Authority, Student Housing and Academic Facility Rev. (CHF - Chicago LLC - University of Illinois at Chicago Project), “A”, 5%, 2/15/2050	390,000	377,336
Illinois Housing Development Authority Rev. “A”, GNMA, 4.8%, 10/01/2043	10,620,000	10,801,082
Illinois Housing Development Authority Rev. “A”, GNMA, 4.9%, 4/01/2047	2,775,000	2,850,615
Illinois Housing Development Authority Rev., “A”, FHLMC, 3.87%, 11/15/2035 (z)	7,934,941	7,259,564
Illinois Housing Development Authority Rev., “A”, FHLMC, 4.5%, 10/01/2048	2,505,000	2,506,828
Illinois Housing Development Authority Rev., “A”, GNMA, 3%, 4/01/2051	2,045,000	1,976,895
Illinois Housing Development Authority Rev., “B”, FHLMC, 3.87%, 11/15/2035 (z)	3,236,038	2,960,604
Illinois Housing Development Authority Rev., “C”, FHLMC, 3.87%, 11/15/2035 (z)	3,229,153	2,954,305
Illinois Housing Development Authority Rev., “D”, FHLMC, 3.87%, 11/15/2035 (z)	2,946,596	2,695,798
Illinois Housing Development Authority Rev., “E”, FHLMC, 3.87%, 11/15/2035 (z)	2,027,813	1,855,217
Illinois Sports Facilities Authority, State Tax Supported Refunding Rev., AGM, 5%, 6/15/2027	1,395,000	1,395,195
Kane County, IL, East Aurora School District No. 131, “A”, AGM, 4%, 12/01/2036	200,000	202,909
Kane County, IL, East Aurora School District No. 131, “A”, AGM, 4%, 12/01/2039	645,000	645,359
Macon County, IL, Decatur School District No. 61 General Obligation School Rev., “C”, AGM, 4%, 1/01/2035	1,475,000	1,497,549
Madison County, IL, Edwardsville Community Unit School District No. 007, BAM, 5%, 12/01/2028	605,000	616,249

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Madison County, IL, Edwardsville Community Unit School District No. 007, BAM, 5%, 12/01/2029	$620,000	$631,027
Northern Illinois University, Auxiliary Facilities System Refunding Rev., BAM, 4%, 10/01/2041	315,000	305,478
Northern Illinois University, Auxiliary Facilities System Refunding Rev., BAM, 4%, 10/01/2043	190,000	181,177
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 4%, 4/01/2036	490,000	495,551
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 4%, 4/01/2038	555,000	553,042
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 4%, 4/01/2040	525,000	511,307
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 4%, 4/01/2041	250,000	241,362
Romeoville, IL, Rev. (Lewis University Project), “A”, 5%, 10/01/2042	1,330,000	1,307,308
Romeoville, IL, Rev. (Lewis University Project), “B”, 5%, 10/01/2039	1,095,000	1,095,607
Romeoville, IL, Rev. (Lewis University Project), “B”, 4.125%, 10/01/2041	890,000	782,085
Romeoville, IL, Rev. (Lewis University Project), “B”, 4.125%, 10/01/2046	885,000	741,864
Southern Illinois University Housing and Auxiliary Facilities System Rev., “A”, 4%, 4/01/2028	590,000	598,765
Southern Illinois University Housing and Auxiliary Facilities System Rev., “A”, 4%, 4/01/2031	750,000	758,637
Southern Illinois University Housing and Auxiliary Facilities System Rev., “A”, 4%, 4/01/2036	515,000	516,653
Southern Illinois University Housing and Auxiliary Facilities System Rev., “A”, 4%, 4/01/2038	790,000	777,241
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “A”, AGM, 5%, 1/01/2039	350,000	379,113
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “A”, AGM, 5%, 1/01/2040	320,000	344,389
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “A”, AGM, 5%, 1/01/2041	425,000	455,179
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “A”, AGM, 5%, 1/01/2042	500,000	533,175
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “A”, AGM, 5%, 1/01/2043	525,000	557,151
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “A”, AGM, 5%, 1/01/2044	250,000	264,519

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “A”, AGM, 5%, 1/01/2054	$860,000	$901,371
State of Illinois, General Obligation, 5%, 2/01/2025	2,045,000	2,069,285
State of Illinois, General Obligation, 5%, 11/01/2028	1,580,000	1,647,462
State of Illinois, General Obligation, 5.5%, 5/01/2039	1,310,000	1,441,484
State of Illinois, General Obligation, 4.5%, 11/01/2039	1,495,000	1,509,636
State of Illinois, General Obligation, 5.75%, 5/01/2045	1,220,000	1,334,877
State of Illinois, General Obligation, “A”, 5%, 3/01/2025	1,970,000	1,996,282
State of Illinois, General Obligation, “A”, 5%, 11/01/2027	7,725,000	8,200,723
State of Illinois, General Obligation, “A”, 5%, 11/01/2028	10,235,000	11,076,151
State of Illinois, General Obligation, “B”, 4%, 11/01/2038	1,335,000	1,326,341
State of Illinois, General Obligation, “B”, 5.5%, 5/01/2047	3,700,000	4,043,375
State of Illinois, General Obligation, “C”, 4%, 3/01/2025	1,180,000	1,183,960
University of Illinois, Auxiliary Facilities System Rev., “A”, BAM, 4%, 4/01/2032	1,740,000	1,792,474
University of Illinois, Auxiliary Facilities System Rev., “A”, BAM, 4%, 4/01/2035	2,320,000	2,382,944
University of Illinois, Auxiliary Facilities System Rev., “A”, BAM, 4%, 4/01/2036	1,190,000	1,216,951
University of Illinois, Auxiliary Facilities System Rev., “A”, BAM, 4%, 4/01/2038	1,520,000	1,537,531
Western Illinois Economic Development Authority, Local Government Program Rev. (City of Quincy Project), “B”, BAM, 4%, 12/01/2029	535,000	547,389
Western Illinois Economic Development Authority, Local Government Program Rev. (City of Quincy Project), “B”, BAM, 4%, 12/01/2030	670,000	685,038
Western Illinois Economic Development Authority, Local Government Program Rev. (City of Quincy Project), “B”, BAM, 4%, 12/01/2032	930,000	947,533
Western Illinois Economic Development Authority, Local Government Program Rev. (City of Quincy Project), “B”, BAM, 4%, 12/01/2034	1,385,000	1,404,848
Western Illinois Economic Development Authority, Local Government Program Rev. (City of Quincy Project), “B”, BAM, 4%, 12/01/2036	1,575,000	1,582,028
Will County, IL, Joliet School District No. 86 General Obligation, BAM, 4%, 1/01/2049	1,795,000	1,697,100
		$410,182,412

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Indiana - 1.6%
Fishers, IN, Town Hall Building Corp., Lease Rental Rev., “A”, BAM, 5.75%, 7/15/2058	$5,000,000	$5,703,695
Fishers, IN, Town Hall Building Corp., Lease Rental Rev., “A”, BAM, 5.75%, 1/15/2063	16,030,000	18,272,105
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/2030	420,000	421,731
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/2039	1,055,000	1,049,473
Indiana Finance Authority, Educational Facilities Rev. (Rose-Hulman Institute of Technology Project), 5.75%, 6/01/2048	1,035,000	1,140,661
Indiana Finance Authority, Educational Facilities Rev. (Rose-Hulman Institute of Technology Project), 5.75%, 6/01/2053	5,325,000	5,828,555
Indiana Finance Authority, Educational Facilities Rev. (Valparaiso University Project), 5%, 10/01/2028	205,000	212,437
Indiana Finance Authority, Educational Facilities Rev. (Valparaiso University Project), 5%, 10/01/2033	135,000	142,168
Indiana Finance Authority, Environmental Facilities Refunding Rev. (Indianapolis Power & Light Co.), “B”, 0.95%, 12/01/2038 (Put Date 4/01/2026)	2,260,000	2,095,797
Indiana Finance Authority, Health Facilities Rev. (Baptist Healthcare System Obligated Group), 5%, 8/15/2051	4,685,000	4,734,441
Indiana Finance Authority, Hospital Rev. (Reid Health), AGM, 4.25%, 1/01/2047	2,005,000	1,963,019
Indiana Finance Authority, Student Housing Rev. (CHF - Tippecanoe LLC - Student Housing Project), “A”, 5%, 6/01/2053	1,050,000	1,080,559
Indiana Finance Authority, Student Housing Rev. (CHF - Tippecanoe LLC - Student Housing Project), “A”, 5.125%, 6/01/2058	860,000	886,436
Indiana Finance Authority, Student Housing Rev. (CHF - Tippecanoe LLC - Student Housing Project), “A”, 5.375%, 6/01/2064	2,580,000	2,687,360
Indiana Housing & Community Development Authority, Single Family Mortgage Rev., “B-1”, GNMA, 3.25%, 7/01/2049	1,100,000	1,074,273
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev., “1-A”, 4.5%, 6/01/2039	2,430,000	2,426,175
Indianapolis, IN, Local Public Improvement Bond Bank (Indianapolis Airport Authority Project), “I”, 5%, 1/01/2028	1,570,000	1,581,497
Indianapolis, IN, Local Public Improvement Bond Bank Senior Rev. (Convention Center Hotel), “E”, 6%, 3/01/2053	685,000	741,109
Indianapolis, IN, Local Public Improvement Bond Bank Senior Rev. (Convention Center Hotel), “E”, BAM, 5.25%, 3/01/2067	7,815,000	8,397,196

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Indiana - continued
Indianapolis, IN, Local Public Improvement Bond Bank Subordinate Rev. (Convention Center Hotel), “E”, 6.125%, 3/01/2057	$770,000	$832,962
Indianapolis, IN, Water System First Lien Refunding Rev., “A”, 5%, 10/01/2037	4,130,000	4,416,866
Northern Indiana Commuter Transportation District, Limited Obligation Consolidated Rev., 5.25%, 1/01/2049	3,000,000	3,324,558
St. Joseph County, IN, Educational Facilities Rev. (University of Notre Dame), 6.5%, 3/01/2026	796,000	844,121
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 6.75%, 1/01/2034	330,000	330,766
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	595,000	596,230
Whiting, IN, Environmental Facilities Rev. (BP Products North America, Inc. Project), 4.4%, 11/01/2045 (Put Date 6/10/2031)	10,475,000	10,660,240
		$81,444,430
Iowa - 0.4%
Iowa Finance Authority, Senior Housing Rev. (Northcrest, Inc. Project), “A”, 5%, 3/01/2033	$610,000	$602,212
Iowa Finance Authority, Senior Housing Rev. (Northcrest, Inc. Project), “A”, 5%, 3/01/2038	485,000	458,454
Iowa Finance Authority, Senior Housing Rev. (Northcrest, Inc. Project), “A”, 5%, 3/01/2048	885,000	774,345
Iowa Finance Authority, Single Family Mortgage Rev., “A”, FNMA, 4%, 7/01/2047	360,000	357,041
Iowa Finance Authority, Single Family Mortgage Rev., “A”, GNMA, 3%, 1/01/2047	2,450,000	2,365,025
Iowa Finance Authority, Single Family Mortgage Rev., “B”, 3%, 7/01/2051	6,435,000	6,217,763
Iowa Higher Education Loan Authority, Private College Facility Rev. (Des Moines University Project), 4.75%, 10/01/2042	620,000	630,602
Iowa Higher Education Loan Authority, Private College Facility Rev. (Des Moines University Project), 5%, 10/01/2047	660,000	673,563
Iowa Higher Education Loan Authority, Private College Facility Rev. (Des Moines University Project), 5.375%, 10/01/2052	730,000	756,507
Iowa Student Loan Liquidity Corp. Rev., “B”, 3%, 12/01/2039	190,000	181,071
Iowa Student Loan Liquidity Corp. Rev., “C”, 3.5%, 12/01/2044	4,615,000	3,757,835
Iowa Tobacco Settlement Authority Asset-Backed, “B-1”, 4%, 6/01/2049	2,160,000	2,179,659
		$18,954,077

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Kansas - 0.5%
Coffeyville, KS, Electric Utility System Rev., “B”, NPFG, 5%, 6/01/2038 (Prerefunded 6/01/2025) (n)	$3,000,000	$3,045,617
Coffeyville, KS, Electric Utility System Rev., “B”, NPFG, 5%, 6/01/2042 (Prerefunded 6/01/2025) (n)	1,200,000	1,218,247
Ellis County, KS, Unified School District No. 489 General Obligation, “B”, AGM, 4%, 9/01/2052	1,270,000	1,229,919
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2036	1,020,000	998,461
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2041	535,000	488,717
Lyon County, KS, School District No. 253 General Obligation, 4%, 9/01/2032	100,000	102,624
Lyon County, KS, School District No. 253 General Obligation, 4%, 9/01/2033	410,000	420,061
Lyon County, KS, School District No. 253 General Obligation, 4%, 9/01/2034	465,000	475,395
Lyon County, KS, School District No. 253 General Obligation, BAM, 4%, 9/01/2039	2,360,000	2,372,963
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2032	815,000	825,645
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2033	855,000	865,622
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2034	905,000	915,876
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2036	995,000	1,006,635
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2038	1,100,000	1,107,842
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2044	1,890,000	1,872,350
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2049	3,580,000	3,458,710
Sedgwick County, KS, Unified School District No. 266 General Obligation, “A”, 4%, 9/01/2031	905,000	925,950
Sedgwick County, KS, Unified School District No. 266 General Obligation, “A”, 4%, 9/01/2032	675,000	690,923

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Kansas - continued
Topeka, KS, Health Care Facilities Rev. (Brewster Place), “A”, 6.25%, 12/01/2042	$1,260,000	$1,280,915
Topeka, KS, Health Care Facilities Rev. (Brewster Place), “A”, 6.5%, 12/01/2052	2,310,000	2,347,932
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 5%, 5/15/2033	915,000	838,723
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 5%, 5/15/2038	1,465,000	1,246,921
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 4.625%, 5/15/2041	115,000	88,274
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 5%, 5/15/2047	570,000	426,124
Wyandotte County/Kansas City, KS, Unified Government Community Improvement District Sales Tax Rev. (Legends Apartments Garage & West Lawn Project), 4.5%, 6/01/2040	300,000	283,198
		$28,533,644
Kentucky - 1.0%
Henderson, KY, Exempt Facilities Rev. (Pratt Paper LLC Project), “B”, 4.45%, 1/01/2042 (n)	$1,915,000	$1,889,438
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2041	3,335,000	3,420,282
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2046	2,115,000	2,149,301
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2037	1,990,000	2,030,487
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2041	1,305,000	1,319,062
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5.25%, 6/01/2041	1,015,000	1,032,725
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2045	1,630,000	1,639,312
Kentucky Economic Development Finance Authority Louisville Arena Project Rev. (Louisville Arena Authority, Inc.), “A”, AGM, 5%, 12/01/2047	705,000	699,144
Kentucky Higher Education Student Loan Corp. Rev., “B-1”, 5%, 6/01/2036	5,095,000	5,223,261
Kentucky State University, Certificates of Participation, BAM, 4%, 11/01/2051	185,000	175,487
Public Energy Authority of Kentucky, Gas Supply Rev., “B”, 4%, 1/01/2049 (Put Date 1/01/2049)	2,530,000	2,528,861
Public Energy Authority of Kentucky, Gas Supply Rev., “C-1”, 4%, 12/01/2049 (Put Date 12/01/2049)	10,000,000	10,037,447

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Kentucky - continued
Trimble, KY, Pollution Control Refunding Rev. (Louisville Gas & Electric Co. Project), “A”, 1.3%, 9/01/2044 (Put Date 9/01/2027)	$10,000,000	$8,812,238
Warren County, KY, Hospital Rev. (Bowling Green Community Hospital Corp.), 5.25%, 4/01/2049	2,000,000	2,194,858
Warren County, KY, Hospital Rev. (Bowling Green Community Hospital Corp.), 5.25%, 4/01/2054	7,000,000	7,620,506
		$50,772,409
Louisiana - 0.9%
East Baton Rouge, LA, Sewerage Commission Multi-Modal Rev., “A”, 1.3%, 2/01/2041 (Put Date 2/01/2028)	$7,420,000	$6,578,531
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “A”, 5.625%, 6/01/2045	3,645,000	3,106,228
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Ragin' Cajun Facilities, Inc. - Student Housing & Parking Project), AGM, 5%, 10/01/2048	2,010,000	2,046,550
Louisiana Local Government, Environmental Facilities & Community Development Authority Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), “A”, 5%, 7/01/2029 (n)	365,000	362,647
Louisiana Local Government, Environmental Facilities & Community Development Authority Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), “A”, 5%, 7/01/2039 (n)	945,000	879,035
Louisiana Local Government, Environmental Facilities & Community Development Authority Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), “A”, 5%, 7/01/2054 (n)	1,515,000	1,302,684
Louisiana Local Government, Environmental Facilities & Community Development Authority, Healthcare Refunding Rev. (St. James Place of Baton Rouge Project), “A”, 6%, 11/15/2035	460,000	460,173
Louisiana Local Government, Environmental Facilities & Community Development Authority, Healthcare Refunding Rev. (St. James Place of Baton Rouge Project), “A”, 6.25%, 11/15/2045	2,755,000	2,703,563
Louisiana Public Facilities Authority Refunding Rev. (Loyola University Project), 4%, 10/01/2041	875,000	852,641
Louisiana Public Facilities Authority Refunding Rev. (Tulane University Project), “A”, 5%, 4/01/2045	3,865,000	4,111,350
Louisiana Public Facilities Authority Rev. (Loyola University Project), 5.25%, 10/01/2046	7,810,000	8,350,620

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Louisiana - continued
Louisiana Public Facilities Authority Rev. (Provident Group - HSC Properties, Inc., LSU Health Foundation, New Orleans Project), “A-1”, 5.375%, 1/01/2040 (n)	$3,175,000	$3,146,448
Louisiana Public Facilities Authority Rev. (Provident Group - HSC Properties, Inc., LSU Health Foundation, New Orleans Project), “A-1”, 5.5%, 1/01/2050 (n)	2,175,000	2,099,363
Louisiana Public Facilities Authority Rev. (Provident Group - HSC Properties, Inc., LSU Health Foundation, New Orleans Project), “A-1”, 5.1%, 1/01/2057 (n)	7,310,000	6,504,295
New Orleans, LA, Aviation Board Special Facility Rev. (Parking Facilities Corp. Consolidated Garage System), “A”, AGM, 5%, 10/01/2048	955,000	986,240
New Orleans, LA, Sewerage Services Rev., 5%, 12/01/2040 (Prerefunded 12/01/2025)	630,000	647,996
Shreveport, LA, Water & Sewer Rev., “B”, AGM, 4%, 12/01/2044	790,000	767,649
Shreveport, LA, Water & Sewer Rev., “B”, AGM, 4%, 12/01/2049	985,000	924,115
		$45,830,128
Maine - 0.3%
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), “R-2”, 4.375%, 8/01/2035 (Put Date 8/01/2025) (n)	$900,000	$895,188
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), “R-3”, 5.25%, 1/01/2025 (n)	450,000	451,795
Maine Finance Authority, Student Loan Rev., “A-1”, AGM, 5%, 12/01/2028	395,000	413,772
Maine Finance Authority, Student Loan Rev., “A-1”, AGM, 5%, 12/01/2029	395,000	417,817
Maine Finance Authority, Student Loan Rev., “A-1”, AGM, 5%, 12/01/2030	395,000	420,709
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), “A”, 4%, 7/01/2036	1,160,000	1,187,221
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), “A”, 4%, 7/01/2037	945,000	960,111
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), “A”, 4%, 7/01/2038	985,000	994,966
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), “A”, 4%, 7/01/2039	1,220,000	1,225,556
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), “A”, 4%, 7/01/2040	1,735,000	1,734,090
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), “A”, 4%, 7/01/2050	6,175,000	5,913,262
Maine Housing Authority Mortgage, “C”, 4%, 11/15/2050	1,645,000	1,631,439
Maine Housing Authority Mortgage, “C-1”, 3.5%, 11/15/2044	60,000	59,721

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Maine - continued
Maine Housing Authority Mortgage, “E”, 5%, 11/15/2052	$1,440,000	$1,476,240
		$17,781,887
Maryland - 1.2%
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2025	$1,125,000	$1,122,906
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2026	380,000	378,226
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2033	790,000	785,440
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2034	2,875,000	2,854,109
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2042	1,635,000	1,567,668
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2046	1,070,000	997,289
Baltimore, MD, Special Obligation (East Baltimore Research Park Project), “A”, 5%, 9/01/2038	1,235,000	1,225,721
Baltimore, MD, Subordinate Project Rev. (Mayor and City Council of Baltimore Water Projects), “A”, 5%, 7/01/2041	3,935,000	4,046,726
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 4%, 7/01/2029	300,000	294,902
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	335,000	342,386
Frederick County, MD, Limited Obligation (Jefferson Technology Park Project), “B”, 4.625%, 7/01/2043 (n)	760,000	739,662
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.125%, 2/15/2034 (n)	150,000	145,500
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.375%, 2/15/2039 (n)	155,000	148,765
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.5%, 2/15/2047 (n)	870,000	808,266
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “A”, 4.5%, 9/01/2048 (u)	4,680,000	4,696,163
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “B”, 4.5%, 9/01/2048 (u)	3,790,000	3,777,020
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “C”, 4%, 9/01/2044	295,000	293,525
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “A”, 3%, 9/01/2051	5,225,000	5,051,712
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “D”, 3.25%, 9/01/2050	5,780,000	5,629,185

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Maryland - continued
Maryland Economic Development Corp., Senior Student Housing Rev. (University of Maryland, College Park Projects), AGM, 5%, 6/01/2035	$550,000	$568,673
Maryland Economic Development Corp., Special Obligation (Port Covington Project), 3.25%, 9/01/2030 (n)	780,000	727,660
Maryland Economic Development Corp., Special Obligation (Port Covington Project), 4%, 9/01/2040 (n)	655,000	593,350
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2038	145,000	128,236
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2048	435,000	347,819
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2058	1,270,000	963,613
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), “A”, 5.5%, 1/01/2036	4,005,000	4,142,070
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2033	1,375,000	1,419,543
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2038	3,815,000	3,873,727
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health Issue), 5%, 8/15/2025	5,055,000	5,108,511
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction & Revitalization Program, Capital Appreciation, “C”, 0%, 5/01/2051	4,985,000	1,358,808
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction & Revitalization Program, Capital Appreciation, “C”, 0%, 5/01/2052	7,475,000	1,930,565
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction & Revitalization Program, Capital Appreciation, “C”, 0%, 5/01/2053	3,665,000	895,194
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction & Revitalization Program, Capital Appreciation, “C”, 0%, 5/01/2054	5,485,000	1,268,497
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction & Revitalization Program, Capital Appreciation, “C”, 0%, 5/01/2055	3,390,000	742,230
Rockville, MD, Mayor & Council Economic Development Refunding Rev. (Ingleside at King Farm Project), “A-1”, 5%, 11/01/2037	150,000	147,240
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “B”, 5%, 11/01/2042	250,000	234,173

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Maryland - continued
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “B”, 5%, 11/01/2047	$260,000	$233,750
		$59,588,830
Massachusetts - 2.6%
Commonwealth of Massachusetts Transportation Fund Rev., “A”, 5%, 6/01/2043	$7,310,000	$7,661,560
Commonwealth of Massachusetts, “A”, AAC, 5.5%, 8/01/2030	3,935,000	4,556,724
Massachusetts Development Finance Agency Rev. (Beth Israel Lahey Health Inc.), “K”, 5%, 7/01/2031	890,000	972,138
Massachusetts Development Finance Agency Rev. (Beth Israel Lahey Health Inc.), “K”, 5%, 7/01/2032	905,000	987,977
Massachusetts Development Finance Agency Rev. (Beth Israel Lahey Health, Inc.), “2018 I-2”, 5%, 7/01/2053	6,820,000	6,944,310
Massachusetts Development Finance Agency Rev. (Boston Medical Center), “G”, 4.375%, 7/01/2052	2,820,000	2,772,851
Massachusetts Development Finance Agency Rev. (CareGroup), “J-1”, 5%, 7/01/2048	2,360,000	2,419,560
Massachusetts Development Finance Agency Rev. (Emerson College), “A”, 5.25%, 1/01/2042	200,000	204,111
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 5%, 10/01/2043	2,765,000	2,785,875
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 4%, 10/01/2046	625,000	548,654
Massachusetts Development Finance Agency Rev. (Lahey Health System), “F”, 5%, 8/15/2030	790,000	803,141
Massachusetts Development Finance Agency Rev. (Lowell General Hospital), “G”, 5%, 7/01/2037	2,145,000	2,145,162
Massachusetts Development Finance Agency Rev. (Mass General Brigham), “D”, 5%, 7/01/2054	17,000,000	18,081,402
Massachusetts Development Finance Agency Rev. (Milford Regional Medical Center), “F”, 5.75%, 7/15/2043	365,000	364,986
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2037 (n)	110,000	112,440
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2047 (n)	1,205,000	1,210,749
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2057 (n)	2,330,000	2,307,548
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “S”, 5%, 7/01/2032	1,005,000	1,080,674
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 5%, 4/15/2025	65,000	64,926

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - continued
Massachusetts Development Finance Agency Rev. (Salem Community Corp.), 5.125%, 1/01/2040 (n)	$400,000	$373,114
Massachusetts Development Finance Agency Rev. (Salem Community Corp.), 5.25%, 1/01/2050 (n)	1,045,000	925,345
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2051	4,140,000	3,533,966
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “K”, 5%, 7/01/2038	1,025,000	1,044,855
Massachusetts Development Finance Agency Rev. (Wellforce Inc.), “C”, AGM, 5%, 10/01/2032	670,000	728,515
Massachusetts Development Finance Agency Rev. (Wellforce Inc.), “C”, AGM, 5%, 10/01/2033	415,000	450,315
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2039	1,470,000	1,476,532
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 4%, 7/01/2044	1,765,000	1,563,461
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2044	1,755,000	1,723,148
Massachusetts Development Finance Agency Rev. (Wentworth Institute of Technology), 5%, 10/01/2046	905,000	910,007
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 3%, 7/01/2035	70,000	69,205
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 2%, 7/01/2037	370,000	321,172
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 2.625%, 7/01/2036	30,000	29,654
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 4.7%, 7/01/2026	340,000	339,062
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 4.9%, 7/01/2028	350,000	348,677
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 3.5%, 7/01/2033	10,675,000	10,242,313
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., “C”, 4.125%, 7/01/2046	8,040,000	7,109,013
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., “C”, 3.75%, 7/01/2047	9,100,000	7,469,926
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., “C”, 3%, 7/01/2051	2,580,000	1,767,093
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., “C”, 4.125%, 7/01/2052	8,155,000	6,885,769
Massachusetts Housing Finance Agency, Single Family Housing Rev., “221”, 3%, 12/01/2050	2,550,000	2,464,840
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2037	3,080,000	3,277,925

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - continued
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2038	$3,870,000	$4,090,142
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2039	6,275,000	6,601,691
Massachusetts Port Authority Special Facilities Rev. (BOSFuel Project), “A”, 5%, 7/01/2035	395,000	423,845
Massachusetts Port Authority Special Facilities Rev. (BOSFuel Project), “A”, 5%, 7/01/2036	790,000	842,740
Massachusetts Port Authority Special Facilities Rev. (BOSFuel Project), “A”, 5%, 7/01/2037	1,130,000	1,195,972
Tisbury, MA, General Obligation, Municipal Purpose Loan, Unlimited Tax, 3%, 8/15/2047	4,785,000	3,921,542
Tisbury, MA, General Obligation, Municipal Purpose Loan, Unlimited Tax, 3%, 8/15/2052	3,015,000	2,357,194
University of Massachusetts Building Authority Rev., “2017-3”, 5%, 11/01/2036	7,000,000	7,479,686
		$135,991,507
Michigan - 1.3%
Detroit, MI, Downtown Development Authority Tax Increment Refunding Rev. (Catalyst Development Project), “A”, AGM, 5%, 7/01/2037	$4,150,000	$4,151,186
Detroit, MI, Downtown Development Authority Tax Increment Refunding Rev. (Catalyst Development Project), “A”, AGM, 5%, 7/01/2048	1,235,000	1,202,589
Great Lakes Water Authority, Michigan Water Supply System Rev., “B”, BAM, 5%, 7/01/2046	4,520,000	4,614,009
Great Lakes Water Authority, Michigan Water Supply System Rev., “D”, 5%, 7/01/2036	2,485,000	2,572,471
Kent County, MI, Gerald R. Ford International Airport Authority Rev., 5%, 1/01/2051	990,000	1,041,992
Michigan Building Authority Rev. (Facilities Program), 4%, 10/15/2052	1,370,000	1,314,367
Michigan Building Authority Rev., “I”, 4%, 10/15/2049	2,205,000	2,131,886
Michigan Finance Authority ACT 38 Facilities Senior Rev. (Henry Ford Health Detroit Utility Plant Project), 4.375%, 2/28/2054 (w)	1,330,000	1,307,988
Michigan Finance Authority ACT 38 Facilities Senior Rev. (Henry Ford Health Detroit Utility Plant Project), 5.5%, 2/28/2057 (w)	1,200,000	1,308,312
Michigan Finance Authority Hospital Rev. (McLaren Health Care), “D-1”, 1.2%, 10/15/2030 (Put Date 4/13/2028)	2,005,000	1,785,136
Michigan Finance Authority Hospital Rev. (McLaren Health Care), “D-2”, 1.2%, 10/15/2038 (Put Date 4/13/2028)	2,515,000	2,239,210
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2030	790,000	836,388

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Michigan - continued
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2031	$1,575,000	$1,662,035
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2048	2,285,000	2,358,516
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NPFG, 5%, 7/01/2032	460,000	460,838
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NPFG, 5%, 7/01/2036	385,000	385,501
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	450,000	450,675
Michigan Housing Development Authority, Rental Housing Rev., “A”, 5.15%, 10/01/2058	11,055,000	11,465,071
Michigan Strategic Fund Limited Obligation Rev. (I-75 Improvement Project), 5%, 6/30/2048	3,935,000	3,987,278
Michigan Strategic Fund Limited Obligation Rev. (I-75 Improvement Project), AGM, 4.125%, 6/30/2035	7,315,000	7,383,800
Michigan Strategic Fund Limited Obligation Rev. (I-75 Improvement Project), AGM, 4.25%, 12/31/2038	2,300,000	2,303,510
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	790,000	792,740
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	480,000	482,799
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	370,000	371,289
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	805,000	806,223
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, AGM, 5%, 12/01/2040	5,590,000	5,691,885
Wayne County, MI, Detroit School District, ”A“, 5%, 5/01/2034	2,755,000	3,044,333
Wayne County, MI, Detroit School District, ”A“, 5%, 5/01/2036	790,000	865,128
Wayne County, MI, Detroit School District, ”A“, 5%, 5/01/2037	870,000	943,903
		$67,961,058

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Minnesota - 0.7%
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 4%, 7/01/2031	$840,000	$778,283
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 4%, 7/01/2036	1,330,000	1,149,521
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 4%, 7/01/2041	555,000	444,890
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 4.25%, 2/15/2043	2,195,000	2,134,040
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 5%, 2/15/2043	2,010,000	2,053,244
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 4.25%, 2/15/2048	2,585,000	2,480,265
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 5%, 2/15/2048	1,585,000	1,606,080
Duluth, MN, Independent School District No. 709, “A”, COP, 4.2%, 3/01/2034	240,000	248,232
Duluth, MN, Independent School District No. 709, “B”, COP, STAPRP, 5%, 2/01/2025	190,000	192,321
Minneapolis & St. Paul, MN, Metropolitan Airports Commission Rev., “C”, 5%, 1/01/2041	1,180,000	1,221,286
Minneapolis & St. Paul, MN, Metropolitan Airports Commission Rev., “C”, 5%, 1/01/2046	2,360,000	2,427,346
Minnesota Housing Finance Agency, Residential Housing, “A”, 4%, 1/01/2041	75,000	74,737
Minnesota Housing Finance Agency, Residential Housing, “A”, 4.25%, 7/01/2049 (u)	10,460,000	10,421,581
Minnesota Housing Finance Agency, Residential Housing, “B”, GNMA, 3%, 7/01/2051	4,255,000	4,109,202
Minnesota Housing Finance Agency, Residential Housing, “D”, 3%, 1/01/2052	4,565,000	4,403,577
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 4%, 11/01/2037	1,170,000	1,156,286
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 2.65%, 11/01/2038	1,815,000	1,601,354
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Great River School Project), “A”, 5.5%, 7/01/2052 (n)	240,000	240,472
		$36,742,717

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Mississippi - 0.9%
Medical Center, Educational Building Corp. Rev. (Colony Park Teaching Campus), “A”, 4%, 6/01/2048	$10,990,000	$10,550,110
Medical Center, Educational Building Corp. Rev. (Colony Park Teaching Campus), “A”, 4%, 6/01/2053	8,350,000	7,869,388
Mississippi Development Bank Special Obligation (Harrison County Coliseum), “A”, 5.25%, 1/01/2034	1,935,000	2,226,779
Mississippi Development Bank Special Obligation (Jackson Sales Tax Rev. Infrastructure Project), 5%, 9/01/2025	275,000	276,947
Mississippi Development Bank Special Obligation (Jackson Sales Tax Rev. Infrastructure Project), 5%, 9/01/2026	770,000	784,925
Mississippi Development Bank Special Obligation (Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	390,000	391,339
Mississippi Development Bank Special Obligation (Vicksburg Warren School District General Obligation Project), BAM, 5%, 3/01/2048	3,150,000	3,243,397
Mississippi Home Corp., Single Family Mortgage Rev., “A”, 4%, 12/01/2044	670,000	664,478
Mississippi Home Corp., Single Family Mortgage Rev., “B”, GNMA, 3%, 6/01/2051	2,540,000	2,452,977
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2046	1,500,000	1,508,316
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), “A”, 4%, 1/01/2036	665,000	670,880
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), “A”, 4%, 1/01/2037	600,000	601,621
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), “A”, 4%, 1/01/2039	595,000	581,314
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), “A”, 4%, 1/01/2040	335,000	323,840
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “IV”, 5%, 10/01/2035	945,000	1,018,485
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “IV”, 5%, 10/01/2039	670,000	705,822
State of Mississippi, “B”, 5%, 12/01/2032 (Prerefunded 12/01/2026)	1,970,000	2,072,186
State of Mississippi, “B”, 5%, 12/01/2033 (Prerefunded 12/01/2026)	1,970,000	2,072,186
State of Mississippi, “B”, 5%, 12/01/2034 (Prerefunded 12/01/2026)	3,935,000	4,139,112
Warren County, MS, Certificates of Participation (Lease Purchase Jail Project), BAM, 6%, 9/01/2053	3,980,000	4,483,914
		$46,638,016

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Missouri - 1.3%
Jackson County, MO, Special Obligations, “A”, 5.25%, 12/01/2058	$15,250,000	$16,564,244
Kansas City, MO, Industrial Development Authority, Airport Rev. (Kansas City International Airport Terminal Modernization Project), “B”, 5%, 3/01/2054	8,055,000	8,160,571
Kansas City, MO, Industrial Development Authority, Airport Rev. (Kansas City International Airport Terminal Modernization Project), “B”, AGM, 5%, 3/01/2055	4,465,000	4,566,760
Kansas City, MO, Land Clearance for Redevelopment Authority Rev. (Convention Center Hotel Project - TIF Financing), “B”, 5%, 2/01/2040 (n)	160,000	153,676
Kansas City, MO, Land Clearance for Redevelopment Authority Rev. (Convention Center Hotel Project - TIF Financing), “B”, 5%, 2/01/2050 (n)	275,000	257,598
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2036	945,000	922,238
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2037	300,000	286,440
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2041	380,000	344,316
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2051	1,070,000	900,352
Missouri Health & Educational Facilities Authority Rev. (Mercy Health), 5.5%, 12/01/2048	3,995,000	4,459,474
Missouri Health & Educational Facilities Authority Rev. (Mercy Health), “A”, 5%, 6/01/2030	3,935,000	4,247,355
Missouri Health & Educational Facilities Authority Rev. (Mercy Health), “A”, 5%, 6/01/2031	2,490,000	2,686,286
Missouri Health & Educational Facilities Authority Rev. (Mosaic Health System), “A”, 4%, 2/15/2044	1,810,000	1,770,971
Missouri Health & Educational Facilities Authority Rev. (Mosaic Health System), “A”, 4%, 2/15/2049	3,935,000	3,778,139
Missouri Health & Educational Facilities Authority Rev. (Mosaic Health System), “A”, 4%, 2/15/2054	3,580,000	3,323,504
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), “A”, 3.75%, 5/01/2038	120,000	119,056
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), “A”, FHLMC, 3%, 5/01/2052	3,885,000	3,750,966
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), “A”, FNMA, 4.25%, 5/01/2049	2,080,000	2,071,642

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Missouri - continued
Plaza at Noah's Ark Community District, MO, Tax Increment and Improvement Rev., 3%, 5/01/2030	$255,000	$236,671
Plaza at Noah's Ark Community District, MO, Tax Increment and Improvement Rev., 3.125%, 5/01/2035	215,000	185,906
Poplar Bluff, MO, Transportation Development District Convertible Transportation Sales Tax Refunding & Improvement Rev., “B”, 4%, 12/01/2037	1,115,000	1,108,301
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5%, 8/15/2030	115,000	111,458
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5%, 8/15/2035	95,000	88,580
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5.125%, 8/15/2045	205,000	178,510
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), “A”, 3.875%, 11/15/2029	135,000	120,361
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), “A”, 4.375%, 11/15/2035	580,000	478,984
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), “A”, 4.75%, 11/15/2047	1,805,000	1,380,847
St. Louis, MO, Municipal Finance Corp. Leasehold Rev. (Convention Center Expansion and Improvement Projects), AGM, 5%, 10/01/2049	2,385,000	2,477,477
		$64,730,683
Montana - 0.0%
Montana Board of Housing Single Family Mortgage, “B”, 4%, 12/01/2050	$2,445,000	$2,425,773
Montana Board of Housing Single Family Program (Federally Insured or Guaranteed Mortgage Loans), “A-2”, 3%, 12/01/2043	100,000	99,615
		$2,525,388
Nebraska - 0.0%
Central Plains Energy Project, NE, Gas Project Rev. (Project No. 3), “A”, 5%, 9/01/2034	$670,000	$719,418
Nebraska Investment Finance Authority, Single Family Housing Rev., “A”, 4%, 9/01/2044	130,000	129,292
Nebraska Investment Finance Authority, Single Family Housing Rev., “C”, FHLMC, 4%, 9/01/2048	1,980,000	1,963,665
		$2,812,375

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Nevada - 0.3%
Clark County, NV, School District General Obligation, “A”, AGM, 4%, 6/15/2037	$710,000	$726,255
Clark County, NV, School District General Obligation, “A”, AGM, 4%, 6/15/2039	1,555,000	1,573,301
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 4.5%, 12/15/2029 (n)	140,000	139,435
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2035 (n)	500,000	502,555
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2038 (n)	1,005,000	1,002,852
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5.125%, 12/15/2045 (n)	600,000	586,506
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2048 (n)	2,835,000	2,666,328
Nevada Housing Division, Single Family Mortgage Rev., “A”, GNMA, 3%, 4/01/2051	1,900,000	1,836,795
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 4%, 6/01/2048	365,000	346,166
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 4.125%, 6/01/2058	450,000	420,880
Washoe County, NV, Water Facilities Rev. (Sierra Pacific Power Company Projects), “C”, 4.125%, 3/01/2036 (Put Date 10/01/2029)	1,420,000	1,442,026
Washoe County, NV, Water Facilities Rev., “F”, 4.125%, 3/01/2036 (Put Date 10/01/2029)	1,945,000	1,975,170
		$13,218,269
New Hampshire - 1.7%
National Finance Authority, NH, Lease Rent Rev. (Centurion Biosquare, Inc.), “A”, 5.88%, 12/15/2038	$27,905,000	$28,573,386
National Finance Authority, NH, Lease Rent Rev., Taxable (Centurion Biosquare, Inc.), “B”, 9.58%, 12/15/2038	1,680,000	1,664,539
National Finance Authority, NH, Lease Rev. (NCCD - UNR Properties LLC - University of Nevada, Reno Project), “A”, BAM, 5.25%, 6/01/2051	2,520,000	2,749,867
National Finance Authority, NH, Lease Rev. (NCCD - UNR Properties LLC - University of Nevada, Reno Project), “A”, BAM, 4.5%, 6/01/2053	1,130,000	1,120,877

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Hampshire - continued
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	$9,409,837	$9,230,331
National Finance Authority, NH, Municipal Certificates, “2-A”, 3.875%, 1/20/2038	7,610,840	7,093,086
National Finance Authority, NH, Municipal Certificates, “A”, 4.125%, 1/20/2034	6,567,716	6,398,284
National Finance Authority, NH, Municipal Certificates, “A-2”, 4%, 10/20/2036	6,528,536	6,199,924
National Finance Authority, NH, Municipal Certificates, “X-2”, 0.674%, 10/20/2036 (i)	29,180,000	1,395,233
National Finance Authority, NH, Municipal Certificates, “1-A“, 4.25%, 7/20/2041	4,595,396	4,557,466
National Finance Authority, NH, Resource Recovery Refunding Rev., ”B“, 4.625%, 11/01/2042 (n)	1,855,000	1,647,691
National Finance Authority, NH, Resource Recovery Refunding Rev., ”B“, 3.75%, 7/01/2045 (Put Date 7/02/2040) (n)	2,290,000	1,800,090
National Finance Authority, NH, Rev. (Presbyterian Senior Living Project), ”A“, 5.25%, 7/01/2048	1,175,000	1,213,805
National Finance Authority, NH, Rev., Taxable (Centurion Foundation), ”C“, 11%, 12/15/2038	915,000	907,214
National Finance Authority, NH, Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2041	840,000	716,364
New Hampshire Health & Education Facilities Authority Rev. (Covenant Health), 4%, 7/01/2037	12,920,000	11,816,770
		$87,084,927
New Jersey - 3.4%
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), ”A“, BAM, 5%, 3/01/2032	$3,875,000	$4,053,533
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), ”B“, AGM, 5%, 3/01/2037	1,315,000	1,355,386
Camden County, NJ, Improvement Authority, School Rev. (KIPP Cooper Norcross Academy), 6%, 6/15/2042	225,000	246,997
Camden County, NJ, Improvement Authority, School Rev. (KIPP Cooper Norcross Academy), 6%, 6/15/2047	620,000	672,501
Camden County, NJ, Improvement Authority, School Rev. (KIPP Cooper Norcross Academy), 6%, 6/15/2052	570,000	614,189
Camden County, NJ, Improvement Authority, School Rev. (KIPP Cooper Norcross Academy), 6%, 6/15/2062	1,880,000	2,012,593
New Jersey Economic Development Authority Refunding Rev. (School Facilities Construction), ”SSS“, 5.25%, 6/15/2036 (w)	570,000	677,771

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Economic Development Authority Refunding Rev. (School Facilities Construction), ”SSS“, 5.25%, 6/15/2037 (w)	$570,000	$670,591
New Jersey Economic Development Authority Refunding Rev. (School Facilities Construction), ”SSS“, 5.25%, 6/15/2038 (w)	750,000	875,148
New Jersey Economic Development Authority Refunding Rev. (School Facilities Construction), ”SSS“, 5.25%, 6/15/2039 (w)	685,000	795,295
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5.5%, 1/01/2027	370,000	370,345
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5%, 1/01/2028	370,000	370,186
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), AGM, 5%, 1/01/2031	1,115,000	1,115,619
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), AGM, 5.125%, 7/01/2042	345,000	345,028
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), ”A“, 5%, 1/01/2030	865,000	866,317
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), ”A“, 5%, 1/01/2035	1,235,000	1,236,251
New Jersey Economic Development Authority Rev. (School Facilities Construction), ”DDD“, 5%, 6/15/2042	2,250,000	2,398,624
New Jersey Economic Development Authority, Motor Vehicle Surcharges Subordinate Refunding Rev., ”A“, BAM, 3.125%, 7/01/2031	16,900,000	16,598,480
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.25%, 9/15/2029	2,875,000	2,881,079
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), ”A“, 5.625%, 11/15/2030	3,185,000	3,217,270
New Jersey Economic Development Authority, State Lease Rev. (Juvenile Justice Commission Facilities Project), ”C“, 5%, 6/15/2042	2,665,000	2,754,638
New Jersey Economic Development Authority, Water Facilities Rev. (American Water Co., Inc. Project), ”E“, 0.85%, 12/01/2025	1,550,000	1,437,909
New Jersey Educational Facilities Authority Rev. (Ramapo College Project), ”A“, 5%, 7/01/2031	590,000	671,140
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2031	1,660,000	1,772,030
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2032	1,655,000	1,763,759

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2037	$2,395,000	$2,523,848
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 3.25%, 12/01/2039	2,320,000	2,192,626
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 4%, 12/01/2041	12,385,000	12,049,623
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”A“, 5%, 12/01/2028	315,000	329,970
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”A“, 5%, 12/01/2029	435,000	462,860
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2028	1,145,000	1,199,416
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2029	1,115,000	1,185,240
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 3.5%, 12/01/2039	4,060,000	3,897,751
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 2.5%, 12/01/2040	1,690,000	1,547,202
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”C“, 3.25%, 12/01/2051	700,000	518,488
New Jersey Higher Education Student Assistance Authority, Student Loan Refunding Rev., ”B“, 4%, 12/01/2044	12,920,000	12,626,544
New Jersey Higher Education Student Assistance Authority, Student Loan Refunding Rev., ”C“, 5%, 12/01/2053	1,475,000	1,431,353
New Jersey Housing & Mortgage Finance Agency, Single Family Housing Rev., ”E“, 3.5%, 4/01/2051	7,350,000	7,199,074
New Jersey Housing & Mortgage Finance Agency, Single Family Housing Rev., ”H“, 3%, 10/01/2052	7,220,000	6,919,278
New Jersey Tobacco Settlement Financing Corp., ”A“, 5%, 6/01/2032	2,360,000	2,530,720
New Jersey Tobacco Settlement Financing Corp., ”A“, 5%, 6/01/2033	2,360,000	2,526,405
New Jersey Tobacco Settlement Financing Corp., ”A“, 5%, 6/01/2034	2,360,000	2,523,793
New Jersey Tobacco Settlement Financing Corp., ”A“, 5%, 6/01/2035	2,320,000	2,473,906
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2035	840,000	937,199
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2038	1,200,000	1,318,702
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2040	840,000	913,772

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Transportation Trust Fund Authority, ”AA“, 4.25%, 6/15/2044	$955,000	$965,131
New Jersey Transportation Trust Fund Authority, ”AA“, 4%, 6/15/2045	2,225,000	2,167,852
New Jersey Transportation Trust Fund Authority, ”B“, AAC, 5.5%, 9/01/2026	2,775,000	2,918,897
New Jersey Transportation Trust Fund Authority, ”CC“, 5.5%, 6/15/2050	2,405,000	2,663,796
New Jersey Transportation Trust Fund Authority, Capital Appreciation, ”A“, 0%, 12/15/2037	19,665,000	11,643,304
New Jersey Transportation Trust Fund Authority, Capital Appreciation, ”C“, AAC, 0%, 12/15/2035	2,930,000	1,947,168
New Jersey Transportation Trust Fund Authority, Capital Appreciation, ”C“, AAC, 0%, 12/15/2036	7,645,000	4,801,737
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., ”A“, 5%, 6/15/2029	2,690,000	2,781,695
New Jersey Transportation Trust Fund Authority, Transportation System, ”A“, 4.25%, 6/15/2040	3,975,000	4,119,848
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, ”C“, AAC, 0%, 12/15/2028	9,535,000	8,204,295
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, ”C“, AGM, 0%, 12/15/2032	2,635,000	2,010,588
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, ”C“, NPFG, 0%, 12/15/2027	5,430,000	4,816,841
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, ”C“, NPFG, 0%, 12/15/2031	3,935,000	3,070,497
Newark, NJ, General Obligation Refunding, ”A“, AGM, 5%, 10/01/2024	590,000	593,171
South Jersey, NJ, Transportation Authority System Rev., ”A“, AGM, 5%, 11/01/2031	1,015,000	1,110,621
South Jersey, NJ, Transportation Authority System Rev., ”A“, AGM, 5%, 11/01/2033	575,000	629,685
South Jersey, NJ, Transportation Authority System Rev., ”A“, BAM, 5.25%, 11/01/2052	2,760,000	2,991,809
		$174,517,384
New Mexico - 0.2%
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, ”A-1“, FNMA, 4%, 1/01/2049	$565,000	$560,345
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, ”C“, FNMA, 4%, 1/01/2049	1,155,000	1,145,399
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, ”D“, GNMA, 5.25%, 3/01/2053	5,330,000	5,563,614

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Mexico - continued
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), 5%, 5/15/2042	$115,000	$109,718
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), ”A“, 5%, 5/15/2034	460,000	462,242
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), ”A“, 5%, 5/15/2039	165,000	161,734
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), ”A“, 5%, 5/15/2044	170,000	159,723
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), ”A“, 5%, 5/15/2049	445,000	403,091
		$8,565,866
New York - 7.3%
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 4%, 4/01/2034	$790,000	$810,195
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 3%, 4/01/2036	1,420,000	1,242,633
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 3%, 4/01/2037	1,180,000	1,012,974
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 4%, 4/01/2038	985,000	987,960
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 4%, 4/01/2039	1,065,000	1,062,256
Build NYC Resource Corp. Rev. (Albert Einstein School of Medicine, Inc.), 5.5%, 9/01/2045	14,815,000	14,842,117
Build NYC Resource Corp. Rev. (Grand Concourse Academy Charter School Project), ”A“, 5%, 7/01/2052	290,000	290,293
Build NYC Resource Corp. Rev. (Grand Concourse Academy Charter School Project), ”B“, 5%, 7/01/2062	2,170,000	2,127,303
Build NYC Resource Corp. Rev. (KIPP NYC Public Schools Facilities - Canal West Project), 5.25%, 7/01/2057	1,615,000	1,657,555
Build NYC Resource Corp. Rev. (KIPP NYC Public Schools Facilities - Canal West Project), 5.25%, 7/01/2062	2,025,000	2,071,450
Jefferson County, NY, Civic Development Corp. Rev. (Samaritan Medical Center), ”A“, 4%, 11/01/2032	380,000	358,775
New York Dormitory Authority Rev. (Northwell Health Obligated Group), ”A“, 4%, 5/01/2045	4,380,000	4,196,128
New York Dormitory Authority Rev. (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2033 (n)	100,000	94,776
New York Dormitory Authority Rev. (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2035 (n)	200,000	184,815
New York Dormitory Authority Rev. (Rochester Institute of Technology), ”A“, 5%, 7/01/2036	880,000	961,178

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
New York Dormitory Authority Rev. (Rochester Institute of Technology), ”A“, 5%, 7/01/2040	$995,000	$1,068,562
New York Dormitory Authority Rev., State Personal Income Tax, ”A“, 4%, 3/15/2048	4,130,000	4,010,953
New York Dormitory Authority Rev., State Personal Income Tax, ”A“, 5.25%, 3/15/2052	4,785,000	5,268,084
New York Dormitory Authority Rev., State Personal Income Tax, ”E“, 4%, 3/15/2042	14,455,000	14,531,742
New York Environmental Facilities Corp. Rev., Solid Waste Disposal (Casella Waste Management, Inc. Project), 2.75%, 9/01/2050 (Put Date 9/02/2025) (n)	580,000	563,966
New York Housing Finance Agency Affordable Housing Rev., ”L-2“, 0.75%, 11/01/2025	1,195,000	1,123,316
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), ”1“, 5%, 11/15/2044 (n)	22,780,000	22,786,973
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), ”2“, 5.375%, 11/15/2040 (n)	2,510,000	2,517,952
New York Power Authority, Green Transmission Project Rev., ”A“, AGM, 4%, 11/15/2047	1,565,000	1,534,233
New York State Thruway Authority, Personal Income Tax Rev., ”A“, 4%, 3/15/2043	10,645,000	10,583,857
New York Transportation Development Corp., Exempt Facility Rev. (State Thruway Service Areas Project), 4%, 10/31/2046	7,000,000	6,125,588
New York Transportation Development Corp., Exempt Facility Rev. (State Thruway Service Areas Project), 4%, 4/30/2053	1,740,000	1,456,912
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 3%, 8/01/2031	555,000	521,962
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5.25%, 8/01/2031	1,015,000	1,078,904
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5.375%, 8/01/2036	2,620,000	2,766,112
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2031	6,400,000	6,633,444
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2032	1,835,000	1,902,071
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 10/01/2035	4,395,000	4,658,728

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 4%, 1/01/2036	$1,035,000	$1,034,949
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5.625%, 4/01/2040	4,360,000	4,756,259
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 10/01/2040	5,050,000	5,231,158
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), 6%, 6/30/2054	20,015,000	22,181,470
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), AGM, 5.125%, 6/30/2060	28,375,000	29,678,136
New York Transportation Development Corp., Special Facilities Rev. (LaGuardia Airport Terminal B Redevelopment Project), ”A“, 5%, 7/01/2046	10,000,000	9,850,944
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), ”A“, 5%, 12/01/2036	40,000	42,875
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), ”A“, 4%, 12/01/2038	170,000	164,375
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), ”A“, 4%, 12/01/2039	400,000	384,984
New York Urban Development Corp., State Personal Income Tax Rev. (General Purpose), ”C“, 4%, 3/15/2049	8,025,000	7,677,436
New York Urban Development Corp., State Personal Income Tax Rev., ”A“, 4%, 3/15/2039	4,720,000	4,819,939
New York, NY, General Obligation, ”B-1“, 5%, 12/01/2041	2,755,000	2,839,553
New York, NY, Housing Development Corp., Housing Impact (Sustainable Development Bonds), ”A“, 4.8%, 2/01/2053	6,270,000	6,369,526
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (8 Spruce Street), ”E“, 3.5%, 2/15/2048	4,585,308	4,567,517
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (8 Spruce Street), ”F“, 4.5%, 2/15/2048	22,686,278	22,581,483
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development Bonds), ”G“, 4.75%, 11/01/2048	1,645,000	1,672,692
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development Bonds), ”G“, 4.85%, 11/01/2053	835,000	850,186

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development Bonds), “A-1”, 4.85%, 11/01/2053	$2,625,000	$2,672,741
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development Bonds), “A-1”, 4.95%, 11/01/2058	2,500,000	2,548,568
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	1,695,000	1,695,171
New York, NY, Industrial Development Agency, PILOT Refunding Rev. (Yankee Stadium Project), ”A“, AGM, 3%, 3/01/2040	3,155,000	2,731,983
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., ”CC-1“, 5%, 6/15/2046	5,505,000	5,648,390
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., ”CC-1“, 5%, 6/15/2048	4,055,000	4,209,772
New York, NY, Transitional Finance Authority Future Tax Secured Subordinate, ”A“, 4%, 11/01/2034	790,000	836,129
New York, NY, Transitional Finance Authority Future Tax Secured Subordinate, ”C“, 4%, 2/01/2041	6,035,000	6,089,449
New York, NY, Transitional Finance Authority Future Tax Secured Subordinate, ”C-1“, 4%, 5/01/2045	7,865,000	7,726,488
New York, NY, Transitional Finance Authority Future Tax Secured Subordinate, ”F“, 4%, 2/01/2051	15,000,000	14,346,783
New York, NY, Transitional Finance Authority Future Tax Secured Subordinate, ”F-1“, 5.25%, 2/01/2053	3,500,000	3,862,637
New York, NY, Transitional Finance Authority Rev., ”C-1“, 4%, 5/01/2036	1,575,000	1,651,950
New York, NY, Transitional Finance Authority Rev., ”C-1“, 4%, 5/01/2039	2,755,000	2,805,779
Niagara, NY, Area Development Corp. Rev. (Catholic Health System, Inc. Project), 4.5%, 7/01/2052	2,260,000	1,728,487
Niagara, NY, Area Development Corp. Rev. (Catholic Health System, Inc. Project), 5%, 7/01/2052	1,215,000	1,009,029
Port Authority of NY & NJ (221st Series), 4%, 7/15/2045	1,125,000	1,076,168
Port Authority of NY & NJ (221st Series), 4%, 7/15/2050	2,810,000	2,631,295
Port Authority of NY & NJ (221st Series), 4%, 7/15/2055	9,010,000	8,275,224
Port Authority of NY & NJ (223rd Series), 4%, 7/15/2038	2,210,000	2,210,561
Port Authority of NY & NJ (226th Series), 5%, 10/15/2038	2,360,000	2,549,472
Port Authority of NY & NJ (226th Series), 5%, 10/15/2039	1,750,000	1,883,708
Schenectady County, NY, Capital Resource Corp. Tax-Exempt Rev. (Union College Project), 5.25%, 7/01/2052	555,000	607,109
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), ”A“, 5%, 1/01/2028	1,315,000	1,001,081
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), ”A“, 5%, 1/01/2029	1,915,000	1,451,616

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), ”A“, 5%, 1/01/2030	$1,475,000	$1,115,695
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), ”A“, 5%, 1/01/2031	1,825,000	1,379,131
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), ”A“, 5%, 1/01/2032	3,370,000	2,546,065
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), ”A“, 5%, 1/01/2033	2,970,000	2,244,309
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), ”A“, 5%, 1/01/2034	2,660,000	2,011,009
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), ”A“, 5%, 1/01/2035	3,550,000	2,685,601
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), ”A“, 5%, 1/01/2036	1,160,000	878,208
Tobacco Settlement Asset Securitization Corp., NY, ”A“, 5%, 6/01/2041	2,135,000	2,176,734
Triborough Bridge & Tunnel Authority Rev., NY, Payroll Mobility Tax (MTA Bridges and Tunnels), ”C-3“, 4%, 5/15/2051	8,500,000	8,211,649
Triborough Bridge & Tunnel Authority Rev., NY, Sales Tax Rev. (MTA Bridges and Tunnels), ”A-1“, 5.25%, 5/15/2064	20,000,000	21,910,602
Westchester County, NY, Local Development Corp. Rev. (Westchester Medical Center Obligated Group Project), AGM, 5%, 11/01/2047	1,205,000	1,284,259
Westchester County, NY, Local Development Corp. Rev. (Westchester Medical Center Obligated Group Project), AGM, 5.75%, 11/01/2048	1,465,000	1,701,134
Westchester County, NY, Local Development Corp. Rev. (Westchester Medical Center Obligated Group Project), AGM, 5.75%, 11/01/2049	1,675,000	1,940,309
Westchester County, NY, Local Development Corp. Rev. (Westchester Medical Center Obligated Group Project), AGM, 5%, 11/01/2051	590,000	623,179
		$377,694,723
North Carolina - 1.7%
Greater Asheville, NC, Regional Airport Authority System Rev., AGM, 5.25%, 7/01/2048	$735,000	$793,417
North Carolina Capital Facilities Finance Agency, Educational Facilities Refunding Rev. (High Point University), 4%, 5/01/2032	790,000	815,602
North Carolina Education Assistance Authority, Student Loan Rev., ”A“, 5%, 6/01/2043	1,820,000	1,848,654
North Carolina Housing Finance Agency, Home Ownership Rev., ”44“, 4%, 7/01/2050	875,000	867,870

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
North Carolina - continued
North Carolina Housing Finance Agency, Home Ownership Rev., ”46-A“, GNMA, 3%, 7/01/2051	$8,995,000	$8,681,776
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), ”A“, 4%, 3/01/2029	220,000	213,399
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), ”A“, 4%, 3/01/2036	1,070,000	971,192
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), ”A“, 4%, 3/01/2041	370,000	312,282
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), ”A“, 4%, 3/01/2051	4,170,000	3,130,482
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), ”C“, 4%, 3/01/2036	465,000	422,060
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), ”C“, 4%, 3/01/2042	175,000	145,674
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Pennybyrn at Maryfield), 5%, 10/01/2025	70,000	70,108
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Pennybyrn at Maryfield), 5%, 10/01/2030	205,000	205,009
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Pennybyrn at Maryfield), 5%, 10/01/2035	225,000	221,524
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), ”A“, 5%, 10/01/2040	720,000	754,959
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), ”A“, 5%, 10/01/2045	690,000	712,388
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), ”A“, 5%, 10/01/2050	445,000	454,648
North Carolina Medical Care Commission, Health Care Facilities Rev. (Novant Health Obligated Group), ”A“, 4%, 11/01/2052	2,465,000	2,385,193
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Refunding Rev. (Plantation Village, Inc.), ”A“, 4%, 1/01/2052	1,370,000	1,072,678
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Church Homes and Services), ”A“, 5%, 9/01/2037 (Prerefunded 9/01/2024)	80,000	80,400

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
North Carolina - continued
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes Project), ”A“, 5%, 10/01/2044	$570,000	$593,117
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes Project), ”A“, 5%, 10/01/2049	150,000	154,055
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., ”A“, 5%, 7/01/2042	480,000	487,874
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., ”A“, 5%, 7/01/2047	940,000	951,275
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., ”A“, 5%, 7/01/2051	1,920,000	1,940,254
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., ”A“, 5%, 7/01/2054	1,650,000	1,664,970
North Carolina Turnpike Authority, Triangle Expressway System Rev., AGM, 5%, 1/01/2031	1,260,000	1,326,564
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Refunding Rev., AGM, 5%, 1/01/2036	9,165,000	9,887,505
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Rev., AGM, 5%, 1/01/2049	1,400,000	1,465,682
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Rev., ”A“, AGM, 5%, 1/01/2058	28,850,000	30,708,967
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Rev., Capital Appreciation, ”B“, AGM, 0%, 1/01/2050	9,265,000	2,675,140
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Rev., Capital Appreciation, ”B“, AGM, 0%, 1/01/2051	9,000,000	2,461,936
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Rev., Capital Appreciation, ”B“, AGM, 0%, 1/01/2053	4,500,000	1,101,769
Raleigh-Durham, NC, Airport Authority Rev., ”A“, 5%, 5/01/2030	985,000	1,076,436
Raleigh-Durham, NC, Airport Authority Rev., ”A“, 5%, 5/01/2032	790,000	859,823
Raleigh-Durham, NC, Airport Authority Rev., ”A“, 5%, 5/01/2033	790,000	858,701
Surry County, NC, Northern Hospital District, Health Care Facilities Rev., 5%, 10/01/2027	1,190,000	1,205,328
Surry County, NC, Northern Hospital District, Health Care Facilities Rev., 5%, 10/01/2031	985,000	987,034
Surry County, NC, Northern Hospital District, Health Care Facilities Rev., 5%, 10/01/2033	1,085,000	1,087,822
		$85,653,567

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
North Dakota - 0.6%
Grand Forks, ND, Healthcare System Rev. (Altru Health System), ”A“, AGM, 5%, 12/01/2048	$535,000	$565,069
Grand Forks, ND, Healthcare System Rev. (Altru Health System), ”A“, AGM, 5%, 12/01/2053	1,315,000	1,374,777
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), ”A“, 4%, 1/01/2051	7,865,000	7,801,211
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), ”A“, 3%, 1/01/2052	6,190,000	5,980,323
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), ”D“, 4.25%, 1/01/2049 (u)	3,520,000	3,504,794
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), ”F“, 5%, 1/01/2053	2,390,000	2,453,041
North Dakota State Board of Higher Education, Housing and Auxiliary Facilities Rev. (University of North Dakota), ”A“, AGM, 4%, 4/01/2039	1,845,000	1,854,715
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), ”C“, 5%, 6/01/2034	3,065,000	2,928,274
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), ”C“, 5%, 6/01/2038	2,850,000	2,593,985
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), ”C“, 5%, 6/01/2048	160,000	132,403
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), ”C“, 5%, 6/01/2053	1,170,000	931,953
		$30,120,545
Ohio - 3.0%
Brunswick, OH, School District, Classroom Facilities and School Improvement, Unlimited Tax General Obligation, BAM, 5.25%, 12/01/2053	$4,585,000	$4,917,892
Brunswick, OH, School District, Classroom Facilities and School Improvement, Unlimited Tax General Obligation, BAM, 5.5%, 12/01/2060	8,490,000	9,194,999
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, ”1“, 4%, 6/01/2048	11,550,000	10,720,040
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, ”2“, 5%, 6/01/2055	29,140,000	27,556,766
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, Capital Appreciation, 2020B-3, ”2“, 0%, 6/01/2057	39,410,000	4,102,014
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 4.75%, 2/15/2047	3,200,000	3,151,506
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5.25%, 2/15/2047	2,730,000	2,758,025

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Ohio - continued
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5%, 2/15/2052	$1,575,000	$1,578,679
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5.5%, 2/15/2057	8,850,000	8,974,079
Cuyahoga County, OH, Metropolitan Housing Authority, General Rev. (2045 Initiative Project), 2%, 12/01/2031	2,305,000	1,928,348
Cuyahoga County, OH, Port Authority Tax Increment Financing Rev. (Flats East Bank Project), ”A“, 4%, 12/01/2055 (n)	665,000	544,573
Cuyahoga County, OH, Port Authority Tax Increment Financing Rev. (Flats East Bank Project), ”B“, 4.5%, 12/01/2055 (n)	380,000	322,395
Franklin County, OH, Hospital Facilities Rev. (OhioHealth Corp.), ”A“, 4%, 5/15/2047	3,260,000	3,147,895
Hamilton County, OH, Healthcare Rev. (Life Enriching Communities Project), ”A“, 5.25%, 1/01/2038	250,000	256,682
Hamilton County, OH, Healthcare Rev. (Life Enriching Communities Project), ”A“, 5.5%, 1/01/2043	755,000	779,260
Hamilton County, OH, Healthcare Rev. (Life Enriching Communities Project), ”A“, 5.75%, 1/01/2053	1,420,000	1,471,174
Miami County, OH, Hospital Facilities Rev. (Kettering Health), ”A“, 5%, 8/01/2049	7,745,000	7,884,797
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), ”A“, 4%, 8/01/2041	2,470,000	2,399,459
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), ”A“, 4%, 8/01/2047	1,555,000	1,434,583
Montgomery County, OH, Hospital Facilities Rev. (Premier Health Partners Obligated Group), ”A“, 5%, 11/15/2034	790,000	824,574
Montgomery County, OH, Hospital Facilities Rev. (Premier Health Partners Obligated Group), ”A“, 4%, 11/15/2038	1,775,000	1,681,897
Montgomery County, OH, Hospital Facilities Rev. (Premier Health Partners Obligated Group), ”A“, 4%, 11/15/2045	850,000	752,712
Northeast Ohio Medical University, General Receipts and Refunding Bonds, ”A“, 4%, 12/01/2035	115,000	114,580
Northeast Ohio Medical University, General Receipts and Refunding Bonds, ”A“, 4%, 12/01/2045	85,000	76,100
Ohio Air Quality Development Authority Refunding Rev. (Duke Energy Corp. Project), ”A“, 4.25%, 11/01/2039 (Put Date 6/01/2027)	2,615,000	2,640,568
Ohio Air Quality Development Authority Refunding Rev. (Duke Energy Corp. Project), ”B“, 4%, 9/01/2030 (Put Date 6/01/2027)	3,105,000	3,121,666
Ohio Air Quality Development Authority Rev. (American Electric Power Co.), ”B“, 2.6%, 6/01/2041 (Put Date 10/01/2029)	3,630,000	3,218,124
Ohio Air Quality Development Authority Rev. (American Electric Power Co.), ”C“, 2.1%, 12/01/2027 (Put Date 10/01/2024)	6,610,000	6,487,795

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Ohio - continued
Ohio Air Quality Development Authority Rev. (American Electric Power Co.), ”C“, 2.1%, 4/01/2028 (Put Date 10/01/2024)	$3,090,000	$3,032,872
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 3.75%, 1/15/2028 (n)	4,530,000	4,517,143
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 4.25%, 1/15/2038 (n)	250,000	247,926
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 4.5%, 1/15/2048 (n)	330,000	319,668
Ohio Higher Educational Facility Commission Rev. (Cleveland Institute of Music 2022 Project), 5.125%, 12/01/2042	1,135,000	1,154,856
Ohio Higher Educational Facility Commission Rev. (Cleveland Institute of Music 2022 Project), 5.375%, 12/01/2052	1,850,000	1,865,851
Ohio Higher Educational Facility Commission Rev. (Franciscan University of Steubenville), 5%, 11/01/2041	2,360,000	2,413,346
Ohio Housing Finance Agency Residential Mortgage Rev. (Mortgage-Backed Securities Program), ”A“, 4.5%, 9/01/2048 (u)	2,435,000	2,437,920
Ohio Housing Finance Agency Residential Mortgage Rev. (Mortgage-Backed Securities Program), ”A“, 4.8%, 9/01/2048	8,810,000	8,958,206
Ohio Housing Finance Agency Residential Mortgage Rev. (Mortgage-Backed Securities Program), ”A“, 4.9%, 9/01/2053	4,220,000	4,291,082
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 4%, 11/15/2036	500,000	484,846
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 4%, 11/15/2038	490,000	462,789
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 4%, 11/15/2040	465,000	436,146
Ohio Tax Exempt Private Activity (Portsmouth Bypass Project), AGM, 5%, 12/31/2035	6,090,000	6,114,642
Yellow Springs, OH, Exempted Villages School District, Certificates of Participation, BAM, 5.25%, 12/01/2049	740,000	788,926
Yellow Springs, OH, Exempted Villages School District, Certificates of Participation, BAM, 5.25%, 12/01/2053	2,850,000	3,021,146
		$152,588,547
Oklahoma - 0.6%
Norman, OK, Regional Hospital Authority Rev., 4%, 9/01/2045	$3,120,000	$2,603,916
Norman, OK, Regional Hospital Authority Rev., 5%, 9/01/2045	2,605,000	2,619,485
Oklahoma Development Finance Authority, First Mortgage Rev. (Sommerset Project), 5%, 7/01/2042	1,180,000	1,041,739
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), ”A“, 5.5%, 8/15/2041	3,920,000	4,039,536
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), ”A“, 5.5%, 8/15/2044	3,960,000	4,038,258

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Oklahoma - continued
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), ”B“, 5%, 8/15/2038	$895,000	$914,203
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), ”B“, 5.25%, 8/15/2043	315,000	325,697
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), ”B“, 5.25%, 8/15/2048	900,000	924,196
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), ”B“, 5.5%, 8/15/2057	9,390,000	9,665,397
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), ”C“, 5.45%, 8/15/2028	6,087,000	5,512,206
Oklahoma Housing Finance Agency, Single Family Mortgage Rev. (Homeownership Loan Project), ”A“, 4.75%, 9/01/2048	960,000	966,565
		$32,651,198
Oregon - 0.9%
Gilliam County, OR, Solid Waste Disposal Rev. (Waste Management, Inc. Project), ”A“, 3.95%, 8/01/2025 (Put Date 5/01/2024)	$2,925,000	$2,917,466
Medford, OR, Hospital Facilities Authority Rev. (Asante Projects), ”A“, 4%, 8/15/2050	3,015,000	2,808,708
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), ”A“, 4%, 12/01/2041	2,370,000	1,927,221
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), ”A“, 4%, 12/01/2051	1,750,000	1,263,549
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), ”B-1“, 1.2%, 6/01/2028	630,000	556,921
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), ”B-2“, 0.95%, 6/01/2027	315,000	286,095
Oregon Facilities Authority Lease Rent Rev. (Legacy Health System - Centurion Foundation), ”A“, 4.9%, 9/15/2035	14,015,000	15,022,408
Oregon Facilities Authority Rev. (Legacy Health Project), ”A“, 5%, 6/01/2046	7,945,000	8,036,877
Oregon Health & Sciences University Rev., ”B“, 5%, 7/01/2034	5,900,000	6,075,425
Port of Portland, OR, International Airport Rev., ”24B“, 5%, 7/01/2042	1,055,000	1,076,505
Yamhill County, OR, Hospital Authority Rev. (Friendsview Retirement), ”A“, 5%, 11/15/2036	575,000	532,256
Yamhill County, OR, Hospital Authority Rev. (Friendsview Retirement), ”A“, 5%, 11/15/2046	690,000	568,186
Yamhill County, OR, Hospital Authority Rev. (Friendsview Retirement), ”A“, 5%, 11/15/2046	1,360,000	1,119,904

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Oregon - continued
Yamhill County, OR, Hospital Authority Rev. (Friendsview Retirement), ”A“, 5%, 11/15/2051	$580,000	$463,364
Yamhill County, OR, Hospital Authority Rev. (Friendsview Retirement), ”A“, 5%, 11/15/2056	3,325,000	2,611,968
Yamhill County, OR, Hospital Authority Rev. (Friendsview Retirement), ”B-1“, 2.5%, 11/15/2028	700,000	635,610
Yamhill County, OR, Hospital Authority Rev. (Friendsview Retirement), ”B-2“, 2.125%, 11/15/2027	5,000	4,836
		$45,907,299
Pennsylvania - 6.7%
Allegheny County, PA, Airport Authority Rev. (Pittsburgh International Airport), ”A“, AGM, 5.5%, 1/01/2048	$3,185,000	$3,494,334
Allegheny County, PA, Airport Authority Rev. (Pittsburgh International Airport), ”A“, AGM, 5.5%, 1/01/2053	5,175,000	5,624,873
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), ”A“, 4%, 4/01/2044	5,185,000	4,934,197
Allentown, PA, City School District Rev., ”C“, BAM, 4%, 2/01/2035	905,000	914,093
Allentown, PA, City School District Rev., ”C“, BAM, 4%, 2/01/2036	870,000	873,567
Allentown, PA, Commercial and Industrial Development Authority Education Facility Lease Rev. (Lincoln Leadership Academy Charter School Project), 5.5%, 6/15/2038 (n)	160,000	166,644
Allentown, PA, Commercial and Industrial Development Authority Education Facility Lease Rev. (Lincoln Leadership Academy Charter School Project), 5.75%, 6/15/2043 (n)	330,000	342,040
Allentown, PA, Commercial and Industrial Development Authority Education Facility Lease Rev. (Lincoln Leadership Academy Charter School Project), 6%, 6/15/2053 (n)	575,000	593,707
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2028 (n)	250,000	257,192
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2033 (n)	135,000	138,555
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2042 (n)	330,000	328,789
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5.25%, 5/01/2042 (n)	800,000	795,273
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5.375%, 5/01/2042 (n)	1,260,000	1,237,680

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Refunding Project), 5%, 5/01/2027 (n)	$1,180,000	$1,204,634
Armstrong & Indiana Counties, PA, Armstrong School District, General Obligation, “A”, BAM, 4%, 3/15/2035	395,000	407,043
Armstrong & Indiana Counties, PA, Armstrong School District, General Obligation, “A”, BAM, 4%, 3/15/2036	850,000	874,338
Armstrong & Indiana Counties, PA, Armstrong School District, General Obligation, “A”, BAM, 4%, 3/15/2037	395,000	402,571
Armstrong & Indiana Counties, PA, Armstrong School District, General Obligation, “A”, BAM, 4%, 3/15/2038	395,000	401,877
Armstrong & Indiana Counties, PA, Armstrong School District, General Obligation, “A”, BAM, 4%, 3/15/2041	1,970,000	1,979,722
Beaver County, PA, Economic Development Authority Rev., BAM, 4%, 11/15/2035	1,795,000	1,837,557
Beaver County, PA, Economic Development Authority Rev., BAM, 4%, 11/15/2036	675,000	687,776
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2028	885,000	496,949
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2029	3,115,000	1,680,583
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2030	1,595,000	850,161
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2037	740,000	383,953
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2047	1,150,000	595,089
Berks County, PA, Municipal Authority Rev. (Reading Hospital & Medical Center), ”A“, 5%, 11/01/2044	6,035,000	3,124,423
Berks County, PA, Municipal Authority Rev. (Tower Health Project), ”B-2“, 5%, 2/01/2040 (Put Date 2/01/2027)	7,775,000	4,916,555
Berks County, PA, Municipal Authority Rev. (Tower Health Project), ”B-3“, 5%, 2/01/2040 (Put Date 2/01/2030)	3,305,000	1,780,570
Bucks County, PA, Industrial Development Authority, Hospital Rev. (St. Luke's University Health Network Project), 4%, 8/15/2044	810,000	787,680
Bucks County, PA, Industrial Development Authority, Hospital Rev. (St. Luke's University Health Network Project), 4%, 8/15/2050	7,225,000	6,751,956
Bucks County, PA, Water & Sewer Authority, Sewer System Rev., ”A“, AGM, 5.25%, 12/01/2047	1,710,000	1,871,340
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 5%, 12/01/2051	1,555,000	991,198

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), ”A“, 4.75%, 12/15/2037	$880,000	$883,746
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), ”A“, 5%, 12/15/2047	420,000	412,523
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), ”A“, 5%, 12/15/2051	510,000	491,604
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 4%, 1/01/2033 (Prerefunded 1/01/2025)	245,000	245,478
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 4%, 1/01/2033 (Prerefunded 1/01/2025)	840,000	841,638
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 4%, 1/01/2033	615,000	602,073
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 5%, 1/01/2038 (Prerefunded 1/01/2025)	25,000	25,231
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 5%, 1/01/2038 (Prerefunded 1/01/2025)	115,000	116,063
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 5%, 1/01/2038	140,000	140,519
Cumberland County, PA, Municipal Authority Rev. (Penn State Health), 4%, 11/01/2049	3,355,000	3,091,106
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/2048	400,000	354,339
Delaware County, PA, Chichester School General Obligation, AGM, 4%, 9/15/2031	395,000	410,384
Delaware County, PA, Chichester School General Obligation, AGM, 4%, 9/15/2032	395,000	409,717
Delaware County, PA, Upper Darby School District, General Obligation, ”A“, BAM, 4%, 4/01/2046	475,000	465,033
Delaware Valley, PA, Regional Finance Authority, ”C“, FLR, 4.504% (67% of LIBOR - 3mo. + 0.75%), 6/01/2037	5,755,000	5,165,945
Doylestown, PA, Hospital Authority Rev., ”A“, 4%, 7/01/2045 (Prerefunded 7/01/2029)	45,000	47,320
Doylestown, PA, Hospital Authority Rev., ”A“, 4%, 7/01/2045	420,000	344,337
Doylestown, PA, Hospital Authority Rev., ”A“, 5%, 7/01/2049 (Prerefunded 7/01/2029)	50,000	54,993
Doylestown, PA, Hospital Authority Rev., ”A“, 5%, 7/01/2049	415,000	390,056
Lehigh County, PA, Hospital Authority Rev. (Lehigh Valley Health Network), ”A“, 4%, 7/01/2049	7,900,000	7,395,261

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Lehigh County, PA, Water & Sewer Authority Rev. (Allentown Concession), Capital Appreciation, ”B“, 0%, 12/01/2036	$9,515,000	$5,663,379
Luzerne County, PA, ”A“, AGM, 5%, 12/15/2024	545,000	550,607
Maxatawny Township, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), ”A“, 5%, 1/01/2039	215,000	218,993
Maxatawny Township, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), ”A“, 5%, 1/01/2040	765,000	772,280
Maxatawny Township, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), ”A“, 5%, 1/01/2041	565,000	568,201
Maxatawny Township, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), ”A“, 5%, 1/01/2042	585,000	586,072
Maxatawny Township, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), ”A“, 4.5%, 1/01/2045	2,015,000	1,856,334
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 4%, 9/01/2044	1,550,000	1,478,185
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 4%, 9/01/2049	1,480,000	1,371,327
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), ”A“, 4%, 9/01/2049	1,815,000	1,681,729
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), ”B“, 4%, 5/01/2047	1,750,000	1,638,716
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), ”B“, AGM, 3.125%, 5/01/2053	2,415,000	1,809,583
Montgomery County, PA, Higher Education & Health Authority Rev., Taxable (Thomas Jefferson University), 4%, 9/01/2051	2,980,000	2,734,637
Montgomery County, PA, Industrial Development Authority Retirement Communities Rev. (Acts Retirement - Life Communities, Inc. Obligated Group), ”A“, 5.25%, 11/15/2053	1,500,000	1,563,708
Montgomery County, PA, Industrial Development Authority Retirement Communities Rev. (Acts Retirement - Life Communities, Inc. Obligated Group), ”C“, 5%, 11/15/2045	1,090,000	1,132,862
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5%, 1/01/2030	790,000	778,325
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5.375%, 1/01/2050	7,060,000	6,248,911
Montour County, PA, Geisinger Authority Health System Rev., ”A“, 4%, 4/01/2039	2,615,000	2,602,434
Montour County, PA, Geisinger Authority Health System Rev., ”A“, 4%, 4/01/2050	5,000,000	4,667,363

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke's University Health Network Project), ”A-1“, AGM, 5.25%, 8/15/2053 (w)	$13,560,000	$14,798,867
Northeastern, PA, Hospital & Education Authority College Rev. (King's College Project), 5%, 5/01/2032	355,000	360,884
Northeastern, PA, Hospital & Education Authority College Rev. (King's College Project), 5%, 5/01/2033	475,000	482,126
Northeastern, PA, Hospital & Education Authority College Rev. (King's College Project), 5%, 5/01/2044	1,035,000	987,671
Northeastern, PA, Hospital & Education Authority College Rev. (King's College Project), 5%, 5/01/2049	630,000	582,965
Pennsylvania Economic Development Financing Authority Rev. (Presbyterian Senior Living Project), ”B-1“, 5.25%, 7/01/2049	1,180,000	1,216,534
Pennsylvania Economic Development Financing Authority Rev. (Presbyterian Senior Living Project), ”B-2“, 5%, 7/01/2042	1,755,000	1,817,229
Pennsylvania Economic Development Financing Authority Rev. (Presbyterian Senior Living Project), ”B-2“, 5.25%, 7/01/2046	940,000	976,242
Pennsylvania Economic Development Financing Authority Rev. (Rapid Bridge Replacement Project), 5%, 12/31/2038	10,825,000	10,919,504
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, ”B-2“, 0%, 1/01/2035	1,190,000	793,731
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, ”B-2“, 0%, 1/01/2036	1,255,000	799,460
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, ”B-2“, 0%, 1/01/2037	1,215,000	733,283
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, ”B-2“, 0%, 1/01/2038	1,245,000	711,062
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, ”B-2“, 0%, 1/01/2039	1,365,000	737,110
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, ”B-2“, 0%, 1/01/2040	1,315,000	672,381
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, ”B-2“, 0%, 1/01/2041	1,265,000	613,522
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, ”B-2“, 0%, 1/01/2042	1,215,000	558,866

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, ”B-2“, 0%, 1/01/2043	$1,160,000	$504,945
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, ”B-2“, BAM, 0%, 1/01/2046	2,750,000	1,064,463
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, ”B-2“, BAM, 0%, 1/01/2047	2,865,000	1,050,395
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, ”B-3“, 0%, 1/01/2049	5,775,000	1,109,706
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), 5.25%, 6/30/2053	11,855,000	12,596,701
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5%, 12/31/2057	13,590,000	14,327,253
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (Pennsylvania Rapid Bridge Replacement Project), 4.125%, 12/31/2038	1,330,000	1,272,037
Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Refunding Rev. (Philadelphia Biosolids Facility Project), 4%, 1/01/2026	875,000	868,710
Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Refunding Rev. (Philadelphia Biosolids Facility Project), 4%, 1/01/2027	600,000	594,839
Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Refunding Rev. (Philadelphia Biosolids Facility Project), 4%, 1/01/2028	630,000	624,410
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 2.15%, 7/01/2041 (Put Date 7/01/2024)	6,295,000	6,243,412
Pennsylvania Economic Development Financing Authority, UPMC Rev., ”A“, 4%, 5/15/2048	3,250,000	3,082,328
Pennsylvania Economic Development Financing Authority, UPMC Rev., ”A“, 4%, 5/15/2053	4,265,000	3,973,674
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., ”A“, 5%, 6/01/2030	200,000	212,483
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., ”A“, 2.625%, 6/01/2042	1,165,000	1,006,428
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., ”A“, 4.5%, 6/01/2043	750,000	748,608

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., ”A“, 4%, 6/01/2044	$9,265,000	$9,048,974
Pennsylvania Higher Educational Facilities Authority Rev. (Duquesne University), ”A“, 5%, 3/01/2038	790,000	835,241
Pennsylvania Higher Educational Facilities Authority Rev. (Duquesne University), ”A“, 5%, 3/01/2039	200,000	210,243
Pennsylvania Housing Finance Agency, Multi-Family Housing Development (Cambridge Square), ”A“, 5.55%, 11/01/2042	2,547,875	2,880,488
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., ”128A“, 4.75%, 4/01/2033 (u)	2,970,000	2,963,081
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., ”135A“, 3%, 10/01/2051	5,650,000	5,504,451
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., ”135B“, 5%, 4/01/2030	1,905,000	2,023,207
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., ”135B“, 5%, 10/01/2030	1,105,000	1,178,647
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “134A”, 3%, 10/01/2049	8,170,000	7,955,720
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “141A”, 5.75%, 10/01/2053	11,720,000	12,419,443
Pennsylvania Public School Building Authority, College Rev. (Northampton County Area Community College Project), BAM, 4%, 6/15/2031	720,000	753,421
Pennsylvania Public School Building Authority, College Rev. (Northampton County Area Community College Project), BAM, 4%, 6/15/2032	475,000	495,763
Pennsylvania Public School Building Authority, College Rev. (Northampton County Area Community College Project), BAM, 4%, 6/15/2033	505,000	524,262
Pennsylvania Public School Building Authority, College Rev. (Northampton County Area Community College Project), BAM, 4%, 6/15/2034	510,000	530,844
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), ”A“, AGM, 5%, 6/01/2030	1,575,000	1,641,936
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), ”A“, AGM, 5%, 6/01/2032	6,150,000	6,363,685
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), ”A“, AGM, 5%, 6/01/2033	17,170,000	17,766,582
Philadelphia, PA, Airport Refunding Rev., ”B“, AGM, 5%, 7/01/2042	8,790,000	8,991,693

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Philadelphia, PA, Airport Rev., ”B“, 5%, 7/01/2034	$4,200,000	$4,379,317
Philadelphia, PA, Airport Rev., ”B“, 5%, 7/01/2042	3,920,000	4,009,947
Philadelphia, PA, Authority for Industrial Development Charter School Rev. (Green Woods Charter School Project), “A”, 5.125%, 6/15/2042	335,000	326,273
Philadelphia, PA, Authority for Industrial Development Charter School Rev. (Green Woods Charter School Project), “A”, 5.25%, 6/15/2052	380,000	366,962
Philadelphia, PA, Authority for Industrial Development Charter School Rev. (Green Woods Charter School Project), “A”, 5.375%, 6/15/2057	180,000	174,171
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), ”A“, 5.625%, 8/01/2036	250,000	255,973
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), ”A“, 5.75%, 8/01/2046	815,000	828,764
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), ”A“, 5.375%, 8/01/2051	1,205,000	1,207,179
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), ”B“, 6%, 8/01/2051	845,000	862,000
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), ”A“, 5%, 9/01/2042	8,505,000	8,660,349
Philadelphia, PA, Authority for Industrial Development University Rev. (Saint Joseph's University Project), 5.5%, 11/01/2060	7,085,000	7,559,876
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), ”I“, 5%, 12/01/2037	1,590,000	1,633,732
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), ”I“, 5%, 12/01/2058	6,530,000	6,533,219
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), ”III“, 5.25%, 12/01/2047 (n)	350,000	330,515
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), ”III“, 5.5%, 12/01/2058 (n)	400,000	376,459
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), ”A“, 5%, 7/01/2037	670,000	612,163
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), ”A“, 5%, 7/01/2042	1,530,000	1,315,936

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), ”A“, 5%, 7/01/2049	$1,330,000	$1,095,361
Philadelphia, PA, Gas Works Rev., ”14“, AGM, 5%, 10/01/2033	2,290,000	2,356,923
Philadelphia, PA, School District General Obligation, ”A“, 5%, 9/01/2038	305,000	320,042
Philadelphia, PA, School District General Obligation, ”B“, 5%, 9/01/2043	915,000	949,209
Philadelphia, PA, School District General Obligation, ”F“, 5%, 9/01/2038	205,000	208,198
Philadelphia, PA, School District General Obligation, Taxable, ”A“, 5.5%, 9/01/2048	10,745,000	11,962,950
Pittsburgh, PA, Water & Sewer System Authority Rev., ”A“, AGM, 4.25%, 9/01/2053	2,910,000	2,867,258
Washington County, PA, Canon-McMillan School District, BAM, 4%, 6/01/2046	2,320,000	2,244,944
Washington County, PA, Canon-McMillan School District, BAM, 4%, 6/01/2048	3,440,000	3,310,601
Washington County, PA, Redevelopment Authority Refunding Rev. (Victory Centre Tax Increment Financing Project), 5%, 7/01/2035	65,000	65,301
Washington County, PA, Trinity Area School District, AGM, 4%, 11/01/2051	1,190,000	1,137,403
West Shore, PA, Area Authority Rev. (Messiah Village Project), ”A“, 5%, 7/01/2030	350,000	350,644
West Shore, PA, Area Authority Rev. (Messiah Village Project), ”A“, 5%, 7/01/2035	345,000	344,092
		$347,313,202
Puerto Rico - 2.1%
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, ”A“, 5.625%, 7/01/2029	$1,584,778	$1,733,710
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, ”A“, 5.75%, 7/01/2031	3,538,937	3,986,623
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, ”A“, 4%, 7/01/2033	1,459,691	1,454,035
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, ”A“, 4%, 7/01/2035	2,865,019	2,808,888
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, ”A“, 4%, 7/01/2037	1,126,601	1,087,153
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, ”A“, 4%, 7/01/2041	1,531,429	1,440,166
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, ”A“, 4%, 7/01/2046	1,592,259	1,459,991

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, ”A“, 0%, 7/01/2024	$240,138	$237,752
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, ”A“, 0%, 7/01/2033	1,878,095	1,232,145
Puerto Rico Aqueduct and Sewer Authority Rev., ”A“, 5%, 7/01/2025	11,815,000	11,989,757
Puerto Rico Electric Power Authority Refunding Rev., ”DDD“, 5%, 7/01/2020 (a)(d)	335,000	87,938
Puerto Rico Electric Power Authority Refunding Rev., ”DDD“, 5%, 7/01/2021 (a)(d)	3,140,000	824,250
Puerto Rico Electric Power Authority Refunding Rev., ”DDD“, 5%, 7/01/2022 (a)(d)	5,075,000	1,332,187
Puerto Rico Electric Power Authority Refunding Rev., ”PP“, NPFG, 5%, 7/01/2024	160,000	160,027
Puerto Rico Electric Power Authority Refunding Rev., ”PP“, NPFG, 5%, 7/01/2025	170,000	170,028
Puerto Rico Electric Power Authority Rev., ”A“, 5%, 7/01/2029 (a)(d)	7,990,000	2,097,375
Puerto Rico Electric Power Authority Rev., ”A“, 5%, 7/01/2042 (a)(d)	1,210,000	317,625
Puerto Rico Electric Power Authority Rev., ”AAA“, 5.25%, 7/01/2021 (a)(d)	670,000	175,875
Puerto Rico Electric Power Authority Rev., ”AAA“, 5.25%, 7/01/2030 (a)(d)	320,000	84,000
Puerto Rico Electric Power Authority Rev., ”CCC“, 5.25%, 7/01/2027 (a)(d)	3,005,000	788,812
Puerto Rico Electric Power Authority Rev., ”DDD“, AGM, 3.65%, 7/01/2024	1,510,000	1,504,824
Puerto Rico Electric Power Authority Rev., ”NN“, NPFG, 4.75%, 7/01/2033	1,405,000	1,367,988
Puerto Rico Electric Power Authority Rev., ”RR“, AGM, 5%, 7/01/2028	90,000	89,891
Puerto Rico Electric Power Authority Rev., ”SS“, AGM, 4.375%, 7/01/2030	375,000	363,169
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2021 (a)(d)	1,540,000	404,250
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2023 (a)(d)	1,345,000	353,063
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2027 (a)(d)	275,000	72,188
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2037 (a)(d)	4,105,000	1,077,562

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Electric Power Authority Rev., ”TT“, NPFG, 5%, 7/01/2024	$765,000	$765,410
Puerto Rico Electric Power Authority Rev., ”TT“, NPFG, 5%, 7/01/2026	30,000	30,016
Puerto Rico Electric Power Authority Rev., ”UU“, AGM, 4.25%, 7/01/2027	1,090,000	1,066,698
Puerto Rico Electric Power Authority Rev., ”VV“, NPFG, 5.25%, 7/01/2025	225,000	223,766
Puerto Rico Electric Power Authority Rev., ”VV“, NPFG, 5.25%, 7/01/2026	940,000	931,790
Puerto Rico Electric Power Authority Rev., ”VV“, NPFG, 5.25%, 7/01/2029	3,755,000	3,709,018
Puerto Rico Electric Power Authority Rev., ”VV“, NPFG, 5.25%, 7/01/2030	2,455,000	2,421,427
Puerto Rico Electric Power Authority Rev., ”VV“, NPFG, 5.25%, 7/01/2034	370,000	365,930
Puerto Rico Electric Power Authority Rev., ”WW“, 5.375%, 7/01/2022 (a)(d)	285,000	74,813
Puerto Rico Electric Power Authority Rev., ”WW“, 5.25%, 7/01/2025 (a)(d)	645,000	169,313
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5%, 7/01/2018 (a)(d)	1,930,000	506,625
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2023 (a)(d)	2,150,000	564,375
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2024 (a)(d)	755,000	198,188
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2026 (a)(d)	2,320,000	609,000
Puerto Rico Electric Power Authority Rev., Taxable, ”EEE“, 6.05%, 7/01/2032 (a)(d)	1,875,000	492,187
Puerto Rico Housing Finance Authority, Multi-Family Housing Collateralized Rev. (Mirador Las Casas Project), ”B“, 5%, 3/01/2027 (Put Date 3/01/2026)	1,435,000	1,474,314
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NPFG, 5%, 7/01/2033	1,920,000	1,888,620
Puerto Rico Municipal Finance Agency, ”A“, AGM, 5%, 8/01/2027	100,000	100,600
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 4.5%, 7/01/2034	311,000	312,668
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 4.55%, 7/01/2040	766,000	772,723
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 4.75%, 7/01/2053	1,988,000	1,978,518

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 5%, 7/01/2058	$24,407,000	$24,479,169
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.329%, 7/01/2040	5,124,000	5,125,476
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.536%, 7/01/2053	104,000	100,018
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.784%, 7/01/2058	1,435,000	1,424,251
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2024	48,000	47,546
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2027	1,223,000	1,081,935
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2031	11,027,000	8,324,684
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2033	10,791,000	7,468,250
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2046	6,188,000	1,972,254
University of Puerto Rico Rev., ”P“, NPFG, 5%, 6/01/2025	280,000	280,278
		$107,661,132
Rhode Island - 0.6%
Rhode Island Health and Educational Building Corp., Higher Education Facility Rev. (Providence College), ”B“, 4%, 11/01/2037	$525,000	$543,326
Rhode Island Health and Educational Building Corp., Higher Education Facility Rev. (Providence College), ”B“, 4%, 11/01/2038	555,000	573,270
Rhode Island Health and Educational Building Corp., Higher Education Facility Rev. (Providence College), ”B“, 4%, 11/01/2039	675,000	692,347
Rhode Island Health and Educational Building Corp., Higher Education Facility Rev. (Providence College), ”B“, 4%, 11/01/2040	710,000	723,950
Rhode Island Student Loan Authority, Education Loan Rev., ”A“, 5%, 12/01/2028	690,000	730,339
Rhode Island Student Loan Authority, Education Loan Rev., ”A“, 5%, 12/01/2029	555,000	597,294
Rhode Island Student Loan Authority, Education Loan Rev., ”A“, 5%, 12/01/2030	515,000	555,733
Rhode Island Student Loan Authority, Education Loan Rev., ”A“, 2.25%, 12/01/2039	1,875,000	1,589,460
Rhode Island Student Loan Authority, Education Loan Rev., ”A“, 4.125%, 12/01/2042	7,960,000	7,818,135
Rhode Island Student Loan Authority, Education Loan Rev., ”A“, 4.125%, 12/01/2043 (w)	7,740,000	7,585,554

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Rhode Island - continued
Rhode Island Student Loan Authority, Education Loan Rev., Federally Taxable, ”1“, 4.125%, 12/01/2041	$4,740,000	$4,657,769
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 3.5%, 12/01/2034	910,000	853,539
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 3.625%, 12/01/2037	3,710,000	3,488,767
		$30,409,483
South Carolina - 1.9%
Lexington County, SC, Health Services District, Inc., Hospital Refunding Rev., 5%, 11/01/2028	$515,000	$544,052
North Charleston, SC, Limited Obligation Bond (Hospitality Fee Pledge), ”A“, 5%, 10/01/2040	3,055,000	3,137,500
Patriots Energy Group Financing Agency, SC, Gas Supply Rev., ”A-1“, 5.25%, 10/01/2054 (Put Date 8/01/2031)	3,995,000	4,277,431
Patriots Energy Group Financing Agency, SC, Gas Supply Rev., ”B-1“, 5.25%, 2/01/2054 (Put Date 3/01/2031)	13,450,000	14,573,836
Rock Hill, SC, Utility Systems Rev., ”A“, BAM, 4%, 1/01/2049	2,880,000	2,824,411
South Carolina Housing Finance & Development Authority Mortgage Rev., ”B“, 5%, 1/01/2052	11,365,000	11,734,813
South Carolina Jobs & Economic Development Authority, Educational Facilities Rev. (Green Charter Schools Project), ”A“, 4%, 6/01/2036 (n)	380,000	324,751
South Carolina Jobs & Economic Development Authority, Educational Facilities Rev. (Green Charter Schools Project), ”A“, 4%, 6/01/2046 (n)	420,000	307,422
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Bon Secours Mercy Health, Inc.), ”A“, 4%, 12/01/2044	4,840,000	4,716,125
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Conway Hospital, Inc.), 5.25%, 7/01/2047	6,630,000	6,749,067
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Prisma Health Obligated Group), ”A“, 5%, 5/01/2048	5,260,000	5,349,823
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (Episcopal Home at Still Hopes), 5%, 4/01/2047	2,060,000	1,788,664
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (Episcopal Home at Still Hopes), 5%, 4/01/2048	790,000	682,219
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (Episcopal Home at Still Hopes), 5%, 4/01/2052	955,000	805,829

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
South Carolina - continued
South Carolina Ports Authority Rev., 5.25%, 7/01/2050 (Prerefunded 7/01/2025)	$2,420,000	$2,468,794
South Carolina Ports Authority Rev., ”B“, 4%, 7/01/2035	2,680,000	2,732,669
South Carolina Ports Authority Rev., ”B“, 4%, 7/01/2037	4,165,000	4,201,667
South Carolina Ports Authority Rev., ”B“, 4%, 7/01/2039	4,120,000	4,090,888
South Carolina Ports Authority Rev., ”B“, 5%, 7/01/2044	6,295,000	6,483,304
South Carolina Student Loan Corp., Student Loan Rev., Taxable, ”A“, 2.641%, 12/01/2026	6,285,000	5,850,538
South Carolina Student Loan Corp., Student Loan Rev., Taxable, ”A“, 2.771%, 12/01/2027	2,910,000	2,660,108
South Carolina Student Loan Corp., Student Loan Rev., Taxable, ”A“, 2.923%, 12/01/2028	2,165,000	1,947,952
South Carolina Student Loan Corp., Student Loan Rev., Taxable, ”A“, 2.993%, 12/01/2029	1,420,000	1,251,383
South Carolina Student Loan Corp., Student Loan Rev., Taxable, ”A“, 3.043%, 12/01/2030	455,000	391,776
South Carolina Student Loan Corp., Student Loan Rev., Taxable, ”A“, 3.593%, 12/01/2039	1,240,000	1,207,894
Spartanburg County, SC, Regional Health Services District Hospital Rev., ”A“, 5%, 4/15/2048	3,635,000	3,737,180
Spartanburg County, SC, Regional Health Services District Hospital Rev., ”A“, AGM, 4%, 4/15/2045	1,070,000	1,015,449
		$95,855,545
South Dakota - 0.2%
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., Taxable, 0.961%, 6/01/2024	$1,570,000	$1,558,072
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., Taxable, 1.245%, 6/01/2025	2,755,000	2,622,512
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., Taxable, 1.495%, 6/01/2026	1,970,000	1,819,906
South Dakota Housing Development Authority, Homeownership Mortgage, ”B“, 4.5%, 11/01/2048 (u)	4,630,000	4,630,517
		$10,631,007
Tennessee - 2.4%
Knox County, TN, Health, Educational & Housing Facility Board Hospital Rev. (Covenant Health), ”A“, 5%, 1/01/2042	$5,505,000	$5,620,940
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2030	625,000	644,590
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2036	2,210,000	2,257,002
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), ”A“, 5%, 9/01/2030	4,525,000	4,776,623

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Tennessee - continued
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), ”A“, 5%, 9/01/2040	$7,445,000	$7,498,967
Knox County, TN, Health, Educational & Housing Facility Board, Student Housing Rev. (Provident Group - UTK Properties LLC - University of Tennessee Project), ”A-1“, BAM, 5.25%, 7/01/2049	580,000	628,783
Knox County, TN, Health, Educational & Housing Facility Board, Student Housing Rev. (Provident Group - UTK Properties LLC - University of Tennessee Project), ”A-1“, BAM, 5.5%, 7/01/2054	680,000	746,174
Knox County, TN, Health, Educational & Housing Facility Board, Student Housing Rev. (Provident Group - UTK Properties LLC - University of Tennessee Project), ”A-1“, BAM, 5.5%, 7/01/2059	630,000	687,275
Knox County, TN, Health, Educational & Housing Facility Board, Student Housing Rev. (Provident Group - UTK Properties LLC - University of Tennessee Project), ”A-1“, BAM, 5%, 7/01/2064	1,625,000	1,711,280
Memphis-Shelby County, TN, Airport Authority Rev., ”A“, 5%, 7/01/2034	2,910,000	3,184,512
Memphis-Shelby County, TN, Airport Authority Rev., ”A“, 5%, 7/01/2035	3,055,000	3,332,684
Memphis-Shelby County, TN, Airport Authority Rev., ”A“, 5%, 7/01/2036	3,205,000	3,475,717
Memphis-Shelby County, TN, Airport Authority Rev., ”A“, 5%, 7/01/2037	3,370,000	3,625,600
Memphis-Shelby County, TN, Airport Authority Rev., ”A“, 5%, 7/01/2038	3,535,000	3,779,835
Memphis-Shelby County, TN, Airport Authority Rev., ”A“, 5%, 7/01/2039	3,710,000	3,952,682
Memphis-Shelby County, TN, Airport Authority Rev., ”A“, 5%, 7/01/2040	1,540,000	1,632,458
Metropolitan Government of Nashville & Davidson County, TN, Sports Authority Stadium Project Senior Rev., ”A“, AGM, 5.25%, 7/01/2053	1,200,000	1,311,277
Metropolitan Government of Nashville & Davidson County, TN, Sports Authority Stadium Project Senior Rev., ”A“, AGM, 5.25%, 7/01/2056	2,995,000	3,267,440
Metropolitan Government of Nashville & Davidson County, TN, Sports Authority Stadium Project Subordinate Rev., ”B“, AGM, 5.25%, 7/01/2053	4,795,000	5,223,541
Metropolitan Government of Nashville & Davidson County, TN, Sports Authority Stadium Project Subordinate Rev., ”B“, AGM, 5.25%, 7/01/2056	5,565,000	6,052,564
Metropolitan Nashville, TN, Airport Authority Improvement Rev., ”B“, 5%, 7/01/2035	1,340,000	1,458,521

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Tennessee - continued
Metropolitan Nashville, TN, Airport Authority Improvement Rev., ”B“, 5.5%, 7/01/2052	$5,055,000	$5,483,223
Metropolitan Nashville, TN, Airport Authority Improvement Rev., ”B“, 5%, 7/01/2054	7,865,000	8,125,321
Nashville and Davidson County, TN, Health & Education Facilities, Board of Metropolitan Government, Multi-Family Tax-Exempt Mortgage-Backed (Ben Allen Ridge Apartments Project), ”A“, 4.75%, 2/01/2048	8,995,306	9,148,992
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2032	445,000	329,089
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2033	630,000	446,504
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2034	380,000	258,196
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2035	490,000	317,864
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2036	475,000	292,348
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2037	570,000	331,022
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2038	475,000	259,609
Tennergy Corp., TN, Gas Supply Rev., ”A“, 5.5%, 10/01/2053 (Put Date 12/01/2030)	19,225,000	20,543,979
Tennessee Energy Acquisition Corp., Gas Project Rev., ”A“, 5.25%, 9/01/2026	2,210,000	2,259,176
Tennessee Housing Development Agency, Residential Finance Program Rev., ”1“, 5%, 7/01/2028	1,580,000	1,688,277
Tennessee Housing Development Agency, Residential Finance Program Rev., ”1“, 5%, 1/01/2029	850,000	912,256
Tennessee Housing Development Agency, Residential Finance Program Rev., ”1“, 5%, 7/01/2029	1,480,000	1,601,570
Tennessee Housing Development Agency, Residential Finance Program Rev., ”1“, 5%, 1/01/2030	1,720,000	1,867,316
Tennessee Housing Development Agency, Residential Finance Program Rev., ”1“, 5%, 7/01/2030	1,745,000	1,923,392

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Tennessee - continued
Tennessee Housing Development Agency, Residential Finance Program Rev., ”1“, 5%, 1/01/2031	$825,000	$912,794
Tennessee Housing Development Agency, Residential Finance Program Rev., ”1“, 5%, 7/01/2031	1,855,000	2,065,181
Tennessee Housing Development Agency, Residential Finance Program Rev., ”1“, 3.75%, 7/01/2039	685,000	663,368
Tennessee Housing Development Agency, Residential Finance Program Rev., ”1“, 4%, 1/01/2043	790,000	783,476
Tennessee Housing Development Agency, Residential Finance Program Rev., ”2-C“, 4%, 1/01/2045	100,000	99,589
Tennessee Housing Development Agency, Residential Finance Program Rev., ”3“, 4.25%, 7/01/2049	965,000	960,909
		$126,141,916
Texas - 7.8%
Anna, TX, Independent School District, Unlimited Tax School Building, Texas PSF, 4.125%, 2/15/2053	$795,000	$771,675
Arlington, TX, Higher Education Finance Corp. Rev. (Basis Charter Schools, Inc.), 4.5%, 6/15/2056 (Put Date 6/15/2026) (n)	725,000	724,982
Arlington, TX, Higher Education Finance Corp. Rev. (Great Hearts America-Texas), ”A“, Texas PSF, 4%, 8/15/2048	1,400,000	1,288,189
Arlington, TX, Higher Education Finance Corp. Rev. (Great Hearts America-Texas), ”A“, Texas PSF, 4%, 8/15/2053	1,000,000	894,306
Arlington, TX, Higher Education Finance Corp. Rev. (Great Hearts America-Texas), ”A“, Texas PSF, 4.125%, 8/15/2058	1,500,000	1,351,883
Arlington, TX, Higher Education Finance Corp. Rev. (Riverwalk Education Foundation, Inc.), 5%, 8/15/2057	4,400,000	4,685,247
Arlington, TX, Higher Education Finance Corp. Rev. (Trinity Basin Preparatory, Inc.), Texas PSF, 4.125%, 8/15/2042	2,915,000	2,881,418
Arlington, TX, Higher Education Finance Corp. Rev. (Trinity Basin Preparatory, Inc.), Texas PSF, 4.375%, 8/15/2052	3,130,000	3,112,355
Arlington, TX, Senior Lien Special Tax Rev., ”A“, AGM, 5%, 2/15/2043	4,015,000	4,175,254
Austin, TX, Airport System Rev., 5%, 11/15/2052	1,315,000	1,375,875
Austin, TX, Airport System Rev., ”B“, 5%, 11/15/2041	845,000	856,376
Austin, TX, Convention Center (Convention Enterprises, Inc.), ”A“, 5%, 1/01/2029	565,000	574,251
Austin, TX, Convention Center (Convention Enterprises, Inc.), ”A“, 5%, 1/01/2031	830,000	845,040
Austin, TX, Convention Center (Convention Enterprises, Inc.), ”A“, 5%, 1/01/2034	160,000	160,270
Austin, TX, Convention Center (Convention Enterprises, Inc.), ”B“, 5%, 1/01/2026	390,000	387,599

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Austin, TX, Convention Center (Convention Enterprises, Inc.), ”B“, 5%, 1/01/2028	$250,000	$249,667
Austin, TX, Convention Center (Convention Enterprises, Inc.), ”B“, 5%, 1/01/2030	365,000	365,915
Belton, TX, Independent School District, Unlimited Tax School Building Bonds, Texas PSF, 4%, 2/15/2052	2,250,000	2,148,977
Bexar County, TX, Southwest Independent School District, Texas PSF, 4%, 2/01/2053	15,000,000	14,326,539
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., ”1A“, 2.35%, 4/01/2040	30,000	29,596
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., ”1A“, 3%, 4/01/2040	710,000	583,389
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., ”1A“, 5.125%, 4/01/2043	13,745,000	14,527,706
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., Taxable, ”1A“, 3.414%, 4/01/2040	65,000	63,705
Brock, TX, Independent School District, Unlimited Tax School Building, Texas PSF, 4%, 8/15/2048	7,975,000	7,762,379
Clifton, TX, Higher Education Finance Corp. Rev. (International Leadership of Texas, Inc.), Texas PSF, 4.25%, 8/15/2052	2,500,000	2,431,657
College of the Mainland, TX, General Obligation, 4%, 8/15/2044	1,765,000	1,735,355
Conroe, TX, Local Government Corp., First Lien Hotel Rev. (Convention Center Hotel), ”A“, 2.5%, 10/01/2031	450,000	379,241
Conroe, TX, Local Government Corp., First Lien Hotel Rev. (Convention Center Hotel), ”A“, 4%, 10/01/2050	1,165,000	903,381
Conroe, TX, Local Government Corp., Second Lien Hotel Rev. (Convention Center Hotel), ”B“, 3.5%, 10/01/2031 (n)	355,000	301,560
Conroe, TX, Local Government Corp., Second Lien Hotel Rev. (Convention Center Hotel), ”B“, 5%, 10/01/2050 (n)	535,000	429,448
Conroe, TX, Local Government Corp., Third Lien Hotel Rev. (Convention Center Hotel), ”C“, 4%, 10/01/2046	265,000	251,899
Crowley, TX, Independent School District (Tarrant and Johnson Counties), Texas PSF, 4.25%, 2/01/2053	8,960,000	8,882,972
Cypress-Fairbanks, TX, Independent School District, Unlimited Tax School Building, Texas PSF, 4%, 2/15/2048	2,100,000	2,043,440
Dallas, TX, Senior Lien Special Tax Rev. (Fair Park Venue Project), 6.25%, 8/15/2053 (Put Date 8/15/2028)	6,190,000	6,254,252
Denton County, TX, Lakes Fresh Water Supply District, BAM, 4%, 9/01/2048	5,385,000	5,047,400
East Montgomery County, TX, Municipal Utility District No. 3, BAM, 4.5%, 8/15/2043	1,000,000	1,002,597
East Montgomery County, TX, Municipal Utility District No. 3, BAM, 4.375%, 8/15/2047	1,450,000	1,398,951

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
East Montgomery County, TX, Municipal Utility District No. 3, BAM, 4.375%, 8/15/2050	$2,400,000	$2,271,298
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2025	340,000	342,005
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2026	515,000	522,716
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2027	790,000	810,304
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2028	850,000	881,127
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2029	555,000	580,886
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2030	630,000	665,451
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2031	870,000	915,765
Elgin, TX, Tax and General Obligation Rev., AGM, 4%, 7/15/2032	180,000	188,580
Elgin, TX, Tax and General Obligation Rev., AGM, 4%, 7/15/2033	205,000	214,285
Elgin, TX, Tax and General Obligation Rev., AGM, 4%, 7/15/2034	320,000	333,104
Elgin, TX, Tax and General Obligation Rev., AGM, 4%, 7/15/2035	410,000	424,558
Elgin, TX, Tax and General Obligation Rev., AGM, 4%, 7/15/2036	270,000	277,150
Elgin, TX, Tax and General Obligation Rev., AGM, 4%, 7/15/2038	465,000	468,926
Fort Bend County, TX, Lamar Consolidated Independent School District, Unlimited Tax Schoolhouse, 4%, 2/15/2048	7,905,000	7,668,829
Fort Bend County, TX, Lamar Consolidated Independent School District, Unlimited Tax Schoolhouse, 4%, 2/15/2053	5,535,000	5,250,096
Fredericksburg, TX, Independent School District, Unlimited Tax School Building, Texas PSF, 4%, 2/15/2052	4,005,000	3,825,179
Galveston County, TX, Municipal Utility District No. 45, BAM, 4.375%, 9/01/2039	1,280,000	1,304,260
Galveston County, TX, Municipal Utility District No. 45, BAM, 4.5%, 9/01/2042	1,110,000	1,127,259
Galveston County, TX, Municipal Utility District No. 45, BAM, 4.5%, 9/01/2045	1,260,000	1,275,403
Galveston County, TX, Municipal Utility District No. 56, AGM, 4.5%, 6/01/2047	1,600,000	1,601,677
Galveston, TX, Wharves and Terminal, First Lien Rev., 5.25%, 8/01/2038	230,000	247,130
Galveston, TX, Wharves and Terminal, First Lien Rev., 5.25%, 8/01/2039	500,000	534,482
Galveston, TX, Wharves and Terminal, First Lien Rev., 6%, 8/01/2043	325,000	362,786

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Harlandale, TX, Independent School District, Maintenance Tax, BAM, 2%, 8/15/2040 (Put Date 8/15/2024)	$3,140,000	$3,116,918
Harlingen, TX, Economic Development Corp., Sales Tax Refunding Rev., ”A“, BAM, 4%, 2/15/2030	925,000	954,290
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), ”A“, 4.125%, 7/01/2052	7,825,000	7,314,742
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children's Hospital), ”A“, BAM, 4%, 10/01/2035	1,240,000	1,278,235
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children's Hospital), ”A“, BAM, 4%, 10/01/2036	2,195,000	2,256,491
Harris County, TX, Municipal Utility District No. 460, Unlimited Tax, AGM, 4%, 4/01/2046	1,615,000	1,510,946
Harris County, TX, Municipal Utility District No. 460, Unlimited Tax, AGM, 4%, 4/01/2048	1,755,000	1,611,773
Harris County, TX, Municipal Utility District No. 460, Unlimited Tax, AGM, 4%, 4/01/2050	1,915,000	1,724,694
Harris County-Houston, TX, Sports Authority Rev., ”C“, 5%, 11/15/2032	180,000	181,037
Harris County-Houston, TX, Sports Authority Rev., ”C“, 5%, 11/15/2033	430,000	432,456
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, ”A“, AGM, 0%, 11/15/2041	710,000	315,573
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, ”A“, AGM, 0%, 11/15/2046	3,350,000	1,153,295
Houston, TX, Airport System Refunding Rev., Subordinate Lien, ”A“, AGM, 5.25%, 7/01/2053	6,970,000	7,428,591
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.75%, 7/01/2024	1,365,000	1,367,278
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 5%, 7/01/2029	100,000	100,032
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), ”A“, 5%, 7/01/2027	525,000	533,288
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), ”B-1“, 5%, 7/15/2030	2,175,000	2,182,359
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), ”B-2“, 5%, 7/15/2027	715,000	726,414
Houston, TX, Higher Education Finance Corp. University Rev. (Houston Baptist University Project), 3.375%, 10/01/2037	190,000	161,139

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Houston, TX, Higher Education Finance Corp. University Rev. (Houston Baptist University Project), 4%, 10/01/2051	$630,000	$506,098
Irving, TX, Hospital Authority Rev. (Baylor Scott & White Medical Center-Irving), ”A“, 5%, 10/15/2044	1,235,000	1,245,449
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2038	190,000	193,906
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2043	345,000	347,626
Kaufman County, TX, Fresh Water Supply District No. 4A, BAM, 4.5%, 9/01/2042	1,960,000	1,979,718
Kaufman County, TX, Fresh Water Supply District No. 4A, BAM, 4.5%, 9/01/2042	1,370,000	1,381,752
Kaufman County, TX, Fresh Water Supply District No. 4A, BAM, 4.625%, 9/01/2048	2,580,000	2,573,444
Kaufman County, TX, Fresh Water Supply District No. 4A, BAM, 4.625%, 9/01/2048	1,810,000	1,811,060
Lower Colorado River Authority, TX, Transmission Contract Rev. (LCRA Transmission Services Corp. Project), AGM, 5.25%, 5/15/2054	9,970,000	10,900,256
Mission, TX, Economic Development Corp., Solid Waste Disposal Rev. (Waste Management, Inc. Project), 4.25%, 6/01/2048 (Put Date 6/03/2024)	3,110,000	3,107,997
Montgomery County, TX, Municipal Utility District No. 139, AGM, 4.125%, 4/01/2045	1,035,000	982,452
Montgomery County, TX, Municipal Utility District No. 139, AGM, 4.125%, 4/01/2047	1,145,000	1,065,176
New Hope, TX, Cultural Education Facilities Finance Corp., Capital Improvement Rev. (CHF - Collegiate Housing Denton LLC - Texas Woman's University Housing Project), “A-1”, AGM, 5%, 7/01/2058	1,400,000	1,405,415
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 4%, 1/01/2032	420,000	364,034
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 4%, 1/01/2037	570,000	451,958
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 4%, 1/01/2042	900,000	649,107
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 4%, 1/01/2047	1,475,000	981,137
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 4.25%, 1/01/2057	3,155,000	2,000,519

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 5%, 1/01/2057	$2,100,000	$1,529,531
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), ”A“, Texas PSF, 4%, 6/15/2052	1,375,000	1,313,239
Peaster, TX, Independent School District, Unlimited Tax School Building Bonds, Texas PSF, 3%, 8/15/2051	2,645,000	2,002,450
Pflugerville, TX, Combination Tax & Limited Rev., 4%, 8/01/2049	3,185,000	3,050,317
Port Arthur, TX, Tax and Rev., BAM, 4%, 2/15/2039	240,000	241,480
Port Arthur, TX, Tax and Rev., BAM, 4%, 2/15/2040	280,000	280,085
Port Arthur, TX, Tax and Rev., BAM, 4%, 2/15/2041	280,000	277,330
Port Beaumont, TX, Industrial Development Authority Facility Rev., Taxable (Jefferson Gulf Coast Energy Project), ”B“, 4.1%, 1/01/2028 (n)	14,750,000	12,638,759
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), ”A“, 3.625%, 1/01/2035 (n)	2,515,000	2,184,298
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), ”A“, 3%, 1/01/2050 (n)	1,540,000	998,947
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), ”A“, 4%, 1/01/2050 (n)	1,980,000	1,564,247
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev., Taxable (Jefferson Gulf Coast Energy Project), ”A“, 6%, 1/01/2025 (n)	7,415,000	7,292,647
San Antonio, TX, Water System Junior Lien Rev., “A”, 5.25%, 5/15/2052	15,000,000	16,505,118
Shallowater, TX, Independent School District, Unlimited Tax School Building, Texas PSF, 5.25%, 2/15/2048	1,500,000	1,656,430
Shallowater, TX, Independent School District, Unlimited Tax School Building, Texas PSF, 5.25%, 2/15/2053	2,800,000	3,053,269
Sweetwater, TX, Independent School District, Unlimited Tax School Building, Texas PSF, 4%, 2/15/2053	5,000,000	4,750,557
Tarrant County, TX, Cultural Education Facilities Finance Corp. (Christus Health), ”A“, 4%, 7/01/2053	9,115,000	8,416,798
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Baylor Scott & White Health Project), ”D“, 5%, 11/15/2051	6,025,000	6,298,594
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2030	915,000	915,794
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2035	1,075,000	1,055,444

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Stayton at Museum Way), 5.75%, 12/01/2054 (a)(d)	$7,357,772	$4,782,552
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Trinity Terrace Project), ”A-1“, 5%, 10/01/2044	2,535,000	2,482,580
Tarrant County, TX, Hospital District, 4.25%, 8/15/2053	4,340,000	4,244,080
Temple, TX, Reinvestment Zone 1 Rev., ”A“, BAM, 4%, 8/01/2033	160,000	167,462
Temple, TX, Reinvestment Zone 1 Rev., ”A“, BAM, 4%, 8/01/2034	200,000	208,704
Temple, TX, Reinvestment Zone 1 Rev., ”A“, BAM, 4%, 8/01/2037	160,000	163,847
Temple, TX, Reinvestment Zone 1 Rev., ”A“, BAM, 4%, 8/01/2038	135,000	137,136
Temple, TX, Reinvestment Zone 1 Rev., ”A“, BAM, 4%, 8/01/2041	160,000	158,995
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2048	4,980,000	5,011,131
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2052	2,010,000	2,009,645
Texas Department of Housing & Community Affairs, Residential Mortgage Rev., ”A“, 4.75%, 1/01/2049 (u)	7,085,000	7,110,108
Texas Department of Housing & Community Affairs, Residential Mortgage Rev., ”A“, GNMA, 3.5%, 7/01/2052	5,665,000	5,536,898
Texas Department of Housing & Community Affairs, Single Family Mortgage Rev., ”A“, 4.75%, 3/01/2049 (u)	1,745,000	1,752,870
Texas Department of Housing & Community Affairs, Single Family Mortgage Rev., ”A“, 5.5%, 9/01/2052	4,580,000	4,829,643
Texas Department of Housing & Community Affairs, Single Family Mortgage Rev., ”A“, GNMA, 5.125%, 9/01/2048	2,000,000	2,101,474
Texas Department of Housing & Community Affairs, Single Family Mortgage Rev., ”A“, GNMA, 3%, 3/01/2052	9,950,000	9,575,703
Texas Highway 380 Municipal Management District No. 1, Unlimited Tax Road, AGM, 4%, 5/01/2048	6,740,000	6,059,486
Texas Municipal Gas Acquisition and Supply Corp IV, Gas Supply Rev., ”B“, 5.5%, 1/01/2054 (Put Date 1/01/2034)	29,755,000	33,303,516
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev., 5%, 12/15/2031	3,030,000	3,235,580
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segment 3C Project), 5%, 6/30/2058	6,230,000	6,301,100
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC), 5.5%, 6/30/2040	1,365,000	1,468,118
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC), 5.5%, 6/30/2041	2,750,000	2,952,154
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC), 5.5%, 6/30/2042	825,000	884,976

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC), 5.5%, 6/30/2043	$2,010,000	$2,153,678
Texas Public Finance Authority Rev. (Texas Southern University), BAM, 5%, 5/01/2028	790,000	812,521
Texas Public Finance Authority Rev. (Texas Southern University), BAM, 5.25%, 5/01/2037	270,000	299,288
Texas Public Finance Authority Rev. (Texas Southern University), BAM, 5.25%, 5/01/2038	500,000	547,991
Texas Public Finance Authority Rev. (Texas Southern University), BAM, 5.25%, 5/01/2039	600,000	653,652
Texas Public Finance Authority Rev. (Texas Southern University), BAM, 5.25%, 5/01/2040	500,000	543,005
Texas Public Finance Authority Rev. (Texas Southern University), BAM, 5.25%, 5/01/2041	500,000	540,935
Texas Public Finance Authority Rev. (Texas Southern University), BAM, 5.25%, 5/01/2042	500,000	539,120
Texas Rockwall Independent School District, Unlimited Tax School Building, Texas PSF, 4%, 2/15/2053	2,280,000	2,177,144
Texas State Affordable Housing Corp. Single Family Mortgage Rev., ”A“, GNMA, 5.5%, 9/01/2053	3,905,000	4,103,863
Texas State Technical College System Rev., Financing System Improvement, ”A“, AGM, 5.5%, 8/01/2042	1,500,000	1,714,839
Texas State Technical College System Rev., Financing System Improvement, ”A“, AGM, 5.75%, 8/01/2047	2,145,000	2,440,389
Texas State Technical College System Rev., Financing System Improvement, ”A“, AGM, 6%, 8/01/2054	2,065,000	2,366,481
Texas Transportation Commission, State Highway 249 System Rev., ”A“, 5%, 8/01/2057	3,225,000	3,252,681
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, ”A“, 0%, 8/01/2037	360,000	199,083
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, ”A“, 0%, 8/01/2038	265,000	138,060
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, ”A“, 0%, 8/01/2039	295,000	145,179
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, ”A“, 0%, 8/01/2040	295,000	137,021
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, ”A“, 0%, 8/01/2041	590,000	259,177
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, ”A“, 0%, 8/01/2042	810,000	336,260
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, ”A“, 0%, 8/01/2043	665,000	261,058

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Texas Water Development Boards State Water Implementation Rev., ”A“, 4%, 4/15/2048	$3,995,000	$3,860,063
White Settlement, TX, Independent School District, Unlimited Tax School Building Bonds, Texas PSF, 4%, 8/15/2052	2,015,000	1,935,636
		$403,514,873
U.S. Virgin Islands - 0.0%
Matching Fund Special Purpose Securitization Corp., ”A“, 5%, 10/01/2025	$285,000	$289,994
Matching Fund Special Purpose Securitization Corp., ”A“, 5%, 10/01/2026	1,365,000	1,405,070
		$1,695,064
Utah - 0.6%
Salt Lake City, UT, Airport Rev. (International Airport), ”A“, 5.5%, 7/01/2053	$9,000,000	$9,847,710
Utah Charter School Finance Authority, Charter School Rev. (Summit Academy, Inc.), ”A“, 5%, 4/15/2043	1,340,000	1,422,369
Utah Charter School Finance Authority, Charter School Rev. (Summit Academy, Inc.), ”A“, 5%, 4/15/2049	1,450,000	1,491,209
Utah Charter School Finance Authority, Charter School Rev. (Syracuse Arts Academy Project), 5%, 4/15/2037	790,000	807,153
Utah Charter School Finance Authority, Charter School Rev. (Syracuse Arts Academy Project), 5%, 4/15/2042	2,750,000	2,789,023
Utah Housing Corp., Single Family Mortgage Rev, ”A“, GNMA, 6.5%, 1/01/2054	3,415,000	3,777,933
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, ”G“, GNMA, 4.5%, 7/21/2049	501,259	493,986
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, ”H“, GNMA, 4.5%, 8/21/2049	314,229	308,895
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, ”I“, GNMA, 4%, 9/21/2049	504,128	491,085
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, ”I“, GNMA, 2.5%, 8/21/2051	2,618,210	2,205,182
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, ”J“, GNMA, 2.5%, 9/21/2051	10,050,151	8,325,520
Utah Housing Corp., Tax-Exempt Mortgage-Backed Securities, ”G“, GNMA, 3.5%, 2/21/2050	793,317	737,698
		$32,697,763

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Vermont - 0.4%
Vermont Economic Development Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 4.625%, 4/01/2036 (Put Date 4/03/2028) (n)	$815,000	$814,262
Vermont Housing Finance Agency, Multi-Purpose Rev., ”A“, GNMA, 6%, 11/01/2053	2,685,000	2,917,604
Vermont Student Assistance Corp., Education Loan Rev., ”A“, 3.625%, 6/15/2029	150,000	149,450
Vermont Student Assistance Corp., Education Loan Rev., ”A“, 5%, 6/15/2029	395,000	415,547
Vermont Student Assistance Corp., Education Loan Rev., ”A“, 3.75%, 6/15/2030	155,000	154,438
Vermont Student Assistance Corp., Education Loan Rev., ”A“, 5%, 6/15/2031	445,000	474,517
Vermont Student Assistance Corp., Education Loan Rev., ”A“, 4%, 6/15/2033	150,000	149,485
Vermont Student Assistance Corp., Education Loan Rev., ”A“, 4%, 6/15/2034	155,000	152,798
Vermont Student Assistance Corp., Education Loan Rev., ”A“, 3%, 6/15/2035	3,855,000	3,591,652
Vermont Student Assistance Corp., Education Loan Rev., ”A“, 3.375%, 6/15/2036	3,340,000	3,175,732
Vermont Student Assistance Corp., Education Loan Rev., ”A“, 2.375%, 6/15/2039	725,000	658,692
Vermont Student Assistance Corp., Education Loan Rev., ”A“, 4.375%, 6/15/2040	1,135,000	1,078,661
Vermont Student Assistance Corp., Education Loan Rev., ”A“, 4%, 6/15/2041	6,315,000	6,064,833
Vermont Student Assistance Corp., Education Loan Rev., ”B“, 4.375%, 6/15/2046	605,000	552,147
Vermont Student Assistance Corp., Education Loan Rev., ”B“, 4%, 6/15/2047	995,000	850,654
		$21,200,472
Virginia - 2.0%
Charles City County, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 1.45%, 4/01/2027	$320,000	$293,592
Charles City County, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), ”A“, 3.95%, 8/01/2027 (Put Date 5/01/2024)	975,000	974,440
Commonwealth of Virginia, University Health System General Rev., ”A“, 4%, 7/01/2040	10,345,000	10,364,310

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Virginia - continued
Fairfax County, VA, Redevelopment and Housing Authority Rev. (Wedgewood Affordable Housing Acquisition), 5%, 10/01/2035	$3,075,000	$3,340,606
Gloucester County, VA, Industrial Development Authority Rev. (Waste Management Disposal Services of Virginia, Inc.), ”A“, 3.95%, 9/01/2038 (Put Date 5/01/2024)	815,000	814,738
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Westminster-Canterbury of Richmond), ”A“, 5%, 10/01/2052	1,715,000	1,739,953
Henrico County, VA, Industrial Development Authority Rev. (Bon Secours Health Systems Project), RIBS, ”B“, ETM, AGM, 3.8%, 8/23/2027	100,000	100,000
Henrico County, VA, Industrial Development Authority Rev. (Bon Secours Health Systems, Inc.), RIBS, ETM, AGM, 7.721%, 8/23/2027 (p)	2,100,000	2,303,526
Louisa, VA, Industrial Development Authority, Pollution Control Refunding Rev. (Virginia Electric and Power Co. Project), ”B“, 0.75%, 11/01/2035 (Put Date 9/02/2025)	3,275,000	3,059,267
Lynchburg, VA, Economic Development Authority Hospital Refunding Rev. (Centra Health Obligated Group), 4%, 1/01/2055	4,080,000	3,782,011
Norfolk, VA, Economic Development Authority Hospital Facilities Refunding Rev. (Sentara Healthcare), ”B“, 4%, 11/01/2048	10,590,000	10,257,623
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 4.5%, 9/01/2028 (n)	145,000	143,920
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 5%, 9/01/2037 (n)	270,000	268,481
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 4.5%, 9/01/2045 (n)	770,000	690,843
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 5%, 9/01/2045 (n)	1,195,000	1,133,405
Sussex County, VA, Industrial Development Authority Solid Waste Disposal Rev. (Atlantic Waste Disposal, Inc. Project), ”A“, 3.95%, 6/01/2028 (Put Date 5/01/2024)	1,300,000	1,299,253
Virginia Beach, VA, Development Authority, Residential Care Facility Rev. (Westminster - Canterbury on Chesapeake Bay), 7%, 9/01/2053	4,300,000	4,810,115
Virginia Beach, VA, Development Authority, Residential Care Facility Rev. (Westminster - Canterbury on Chesapeake Bay), ”A“, 6.5%, 9/01/2043	1,535,000	1,706,063
Virginia Beach, VA, Development Authority, Residential Care Facility Rev. (Westminster - Canterbury on Chesapeake Bay), ”A“, 7%, 9/01/2059	6,400,000	7,133,126
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), ”B“, 5.25%, 7/01/2030 (n)	630,000	634,710

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Virginia - continued
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), ”B“, 5.25%, 7/01/2035 (n)	$565,000	$567,727
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 5%, 6/01/2029	250,000	263,004
Virginia Housing Development Authority, Rental Housing, ”D“, 4.875%, 8/01/2065	22,080,000	22,240,570
Virginia Small Business Financing Authority Rev. (Hampton University), 5.25%, 10/01/2029	495,000	497,907
Virginia Small Business Financing Authority Rev. (Obligated Group of National Senior Campuses, Inc.), ”A“, 4%, 1/01/2039	6,020,000	5,715,133
Virginia Small Business Financing Authority Rev., Solid Waste Disposal (Covanta Project), 5%, 1/01/2048 (Put Date 7/01/2038) (n)	185,000	176,810
Williamsburg, VA, Economic Development Authority Dining Lease Rev. (Provident Group - Williamsburg Properties LLC - William & Mary Project), ”B“, AGM, 4.25%, 7/01/2058	925,000	888,299
Williamsburg, VA, Economic Development Authority Dining Lease Rev. (Provident Group - Williamsburg Properties LLC - William & Mary Project), ”B“, AGM, 4.375%, 7/01/2063	4,050,000	3,937,048
Williamsburg, VA, Economic Development Authority Student Housing Rev. (Provident Group - Williamsburg Properties LLC - William & Mary Project), ”A“, AGM, 5.25%, 7/01/2053	810,000	887,162
Williamsburg, VA, Economic Development Authority Student Housing Rev. (Provident Group - Williamsburg Properties LLC - William & Mary Project), ”A“, AGM, 4.125%, 7/01/2058	4,195,000	4,117,515
Williamsburg, VA, Economic Development Authority Student Housing Rev. (Provident Group - Williamsburg Properties LLC - William & Mary Project), ”A“, AGM, 4.375%, 7/01/2063	11,360,000	11,249,270
		$105,390,427
Washington - 1.5%
Everett, WA, Housing Authority Refunding Rev. (Huntington Park Apartments Project), 4%, 7/01/2037	$10,030,000	$9,807,256
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2033	1,485,000	1,537,045
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2038	1,900,000	1,919,718
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2048	3,645,000	3,474,363
King County, WA, Public Hospital District No. 2 General Obligation (EvergreenHealth), 5.25%, 12/01/2045	3,265,000	3,552,237
Seattle, WA, Housing Authority Rev. (Northgate Plaza Project), 1%, 6/01/2026	4,220,000	3,938,966

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Washington - continued
Seattle, WA, Port Intermediate Lien Refunding Rev., ”B“, 4%, 8/01/2047	$1,185,000	$1,099,682
Seattle, WA, Port Intermediate Lien Rev., 5%, 4/01/2038	7,865,000	8,264,196
Seattle, WA, Port Rev., 4%, 4/01/2044	1,260,000	1,177,614
Washington Health Care Facilities Authority Rev. (Seattle Cancer Care Alliance), 5%, 9/01/2045	4,045,000	4,252,360
Washington Health Care Facilities Authority Rev. (Seattle Cancer Care Alliance), 5%, 9/01/2050	1,970,000	2,050,564
Washington Health Care Facilities Authority Rev. (Seattle Cancer Care Alliance), 5%, 9/01/2055	5,005,000	5,180,305
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2027	395,000	406,663
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2035	395,000	404,875
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2037	1,345,000	1,367,182
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 4%, 8/15/2042	5,100,000	4,522,983
Washington Higher Education Facilities Authority Refunding Rev., (Gonzaga University Project), 4%, 4/01/2041	2,380,000	2,383,833
Washington State Housing Finance Commission Municipal Certificates, ”A“, 3.5%, 12/01/2035	16,361,035	15,168,768
Washington State Housing Finance Commission, Non-Profit Housing Rev. (Emerald Heights Project), ”A“, 5%, 7/01/2043	1,045,000	1,084,243
Washington State Housing Finance Commission, Non-Profit Housing Rev. (Emerald Heights Project), ”A“, 5%, 7/01/2048	920,000	940,518
Washington State Housing Finance Commission, Single Family Rev., ”1N“, GNMA, 3%, 12/01/2049	4,615,000	4,460,707
		$76,994,078
West Virginia - 1.1%
Monongalia County, WV, Commission Special District Excise Tax Refunding & Improvement Rev. (University Town Centre Economic Opportunity Development District), ”A“, 4.125%, 6/01/2043 (n)	$1,040,000	$923,205
Monongalia County, WV, Special District Excise Tax Rev. (University Town Centre Economic Opportunity Development District), ”B“, 4.875%, 6/01/2043 (n)	2,280,000	2,205,216
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Refunding Rev. (Wheeling Power Co. - Mitchell Project), ”A“, 3%, 6/01/2037 (Put Date 6/18/2027)	3,610,000	3,526,193
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Rev. (Appalachian Power Company - Amos Project), ”A“, 0.625%, 12/01/2038 (Put Date 12/15/2025)	2,625,000	2,433,280

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
West Virginia - continued
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Rev. (Appalachian Power Company - Amos Project), ”A“, 1%, 1/01/2041 (Put Date 9/01/2025)	$2,470,000	$2,330,471
West Virginia Hospital Finance Authority Hospital Rev. (Charleston Area Medical Center, Inc.), ”A“, 5%, 9/01/2038	665,000	683,808
West Virginia Hospital Finance Authority Hospital Rev. (Charleston Area Medical Center, Inc.), ”A“, 5%, 9/01/2039	200,000	204,729
West Virginia Hospital Finance Authority Hospital Rev. (Charleston Area Medical Center, Inc.), ”B“, 5.375%, 9/01/2053	19,920,000	21,762,269
West Virginia Hospital Finance Authority Hospital Rev. (Vandalia Health Group), ”B“, 5.5%, 9/01/2048	12,995,000	14,486,391
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia University Health System Obligated Group), ”A“, AGM, 4%, 6/01/2051	5,505,000	5,189,627
West Virginia Housing Development Fund, ”A“, FHA, 3.75%, 11/01/2038	480,000	457,689
West Virginia Water Development Authority Rev. (Loan Program II), ”A-II“, 5%, 11/01/2033	535,000	556,466
		$54,759,344
Wisconsin - 3.5%
University of Wisconsin Hospitals and Clinics Authority Rev. (Green Bonds), ”B“, 4%, 4/01/2051	$10,905,000	$10,190,203
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, ”D“, AGM, 0%, 12/15/2032	515,000	375,858
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, ”D“, AGM, 0%, 12/15/2033	785,000	549,494
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, ”D“, AGM, 0%, 12/15/2034	750,000	502,763
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, ”D“, AGM, 0%, 12/15/2035	1,120,000	712,513
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, ”D“, AGM, 0%, 12/15/2036	1,150,000	692,337
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, ”D“, AGM, 0%, 12/15/2037	1,865,000	1,062,043
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, ”D“, AGM, 0%, 12/15/2038	2,025,000	1,088,115
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, ”D“, AGM, 0%, 12/15/2039	2,200,000	1,124,103
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, ”D“, AGM, 0%, 12/15/2040	950,000	456,571
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, ”C“, AGM, 0%, 12/15/2031	390,000	296,358

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, ”C“, AGM, 0%, 12/15/2032	$525,000	$383,156
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, ”C“, AGM, 0%, 12/15/2033	505,000	353,496
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, ”C“, AGM, 0%, 12/15/2034	470,000	315,065
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, ”C“, AGM, 0%, 12/15/2035	600,000	381,703
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, ”C“, AGM, 0%, 12/15/2036	580,000	349,179
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, ”C“, AGM, 0%, 12/15/2037	585,000	333,134
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, ”C“, AGM, 0%, 12/15/2038	600,000	322,404
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, ”C“, AGM, 0%, 12/15/2039	560,000	286,135
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, ”C“, AGM, 0%, 12/15/2040	140,000	67,284
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Froedtert Health, Inc. Obligated Group), ”A“, 4%, 4/01/2040	17,300,000	17,146,485
Wisconsin Health & Educational Facilities Authority Rev. (Bellin Memorial Hospital, Inc.), ”A“, 5.5%, 12/01/2052	4,335,000	4,737,999
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), ”A“, AGM, 4%, 2/15/2036	945,000	957,668
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), ”A“, AGM, 4%, 2/15/2037	870,000	876,021
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), ”C“, 4%, 2/15/2042	2,315,000	2,072,774
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), ”C“, 5%, 2/15/2047	635,000	621,404
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), ”C“, 4%, 2/15/2050	2,260,000	1,857,639
Wisconsin Health & Educational Facilities Authority Rev. (Milwaukee Science Education Consortium, Inc.), ”A“, 4.75%, 3/15/2043	505,000	483,313
Wisconsin Health & Educational Facilities Authority Rev. (Milwaukee Science Education Consortium, Inc.), ”A“, 5%, 3/15/2053	510,000	480,552
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2037	1,810,000	1,407,125
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2047	2,230,000	1,447,931

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2057	$3,845,000	$2,269,478
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), ”A“, 5%, 11/01/2039	645,000	593,129
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), ”A“, 5%, 11/01/2046	1,445,000	1,243,536
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), ”A“, 5%, 11/01/2054	6,435,000	5,239,364
Wisconsin Housing & Economic Development Authority Home Ownership, ”D“, 4%, 3/01/2047	2,320,000	2,300,806
Wisconsin Public Finance Authority Affordable Housing Multi-Family Certificates, ”B-1“, 7.125%, 7/25/2034	7,775,000	8,125,973
Wisconsin Public Finance Authority Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 5.5%, 7/01/2036	1,000,000	1,113,986
Wisconsin Public Finance Authority Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 5.5%, 7/01/2037	1,205,000	1,329,543
Wisconsin Public Finance Authority Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 5.5%, 7/01/2039	250,000	270,844
Wisconsin Public Finance Authority Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 5.5%, 7/01/2043	1,000,000	1,065,843
Wisconsin Public Finance Authority Airport Facilities Rev. (Transportation Infrastructure Properties LLC), ”B“, 5.25%, 7/01/2028	785,000	785,466
Wisconsin Public Finance Authority Airport Facilities Rev. (Transportation Infrastructure Properties LLC), ”B“, 5%, 7/01/2042	1,430,000	1,430,106
Wisconsin Public Finance Authority Airport Facilities Rev. (Transportation Infrastructure Properties LLC), ”C“, 5%, 7/01/2042	1,630,000	1,630,121
Wisconsin Public Finance Authority Education Facilities Rev. (Piedmont Community Charter School), 5%, 6/15/2039	160,000	160,918
Wisconsin Public Finance Authority Education Facilities Rev. (Piedmont Community Charter School), 5%, 6/15/2049	965,000	928,177
Wisconsin Public Finance Authority Education Facilities Rev. (Piedmont Community Charter School), 5%, 6/15/2053	335,000	316,509
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 4.95%, 3/01/2030 (n)	95,000	95,623
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 5.25%, 3/01/2035 (n)	95,000	95,915
Wisconsin Public Finance Authority Education Rev. (Triad Educational Services, Inc.), 5%, 6/15/2042	495,000	482,602
Wisconsin Public Finance Authority Education Rev. (Triad Educational Services, Inc.), 5.25%, 6/15/2052	695,000	665,439

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Public Finance Authority Education Rev. (Triad Educational Services, Inc.), 5.375%, 6/15/2057	$665,000	$644,707
Wisconsin Public Finance Authority Education Rev. (Triad Educational Services, Inc.), 5.5%, 6/15/2062	1,045,000	1,024,108
Wisconsin Public Finance Authority Entrance Fee Principal Redemption Accredited Rev. (Searstone CCRC Project), ”B2“, 2.25%, 6/01/2027 (n)	1,755,000	1,666,032
Wisconsin Public Finance Authority Entrance Fee Principal Redemption Accredited Rev., Taxable (Searstone CCRC Project), ”C“, 2.75%, 6/01/2026 (n)	935,000	927,058
Wisconsin Public Finance Authority Health Care System Rev. (Cone Health), ”A“, 4%, 10/01/2052	7,495,000	7,065,225
Wisconsin Public Finance Authority Healthcare Facility Rev. (Blue Ridge Healthcare), ”A“, 4%, 1/01/2045	650,000	612,309
Wisconsin Public Finance Authority Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), ”A“, 5%, 9/01/2025 (n)	25,000	25,010
Wisconsin Public Finance Authority Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), ”A“, 5%, 9/01/2030 (n)	130,000	128,940
Wisconsin Public Finance Authority Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), ”A“, 5%, 9/01/2038 (n)	175,000	164,370
Wisconsin Public Finance Authority Higher Education Facilities Rev. (Gannon University Project), 5%, 5/01/2042	520,000	505,860
Wisconsin Public Finance Authority Higher Education Facilities Rev. (Gannon University Project), 5%, 5/01/2047	585,000	550,627
Wisconsin Public Finance Authority Hospital Rev. (WakeMed), ”A“, 4%, 10/01/2049	6,320,000	5,944,650
Wisconsin Public Finance Authority Hotel & Conference Center Facilities Rev. (Foundation of the University of North Carolina at Charlotte, Inc.), ”A“, 4%, 9/01/2036 (n)	1,475,000	1,345,544
Wisconsin Public Finance Authority Hotel & Conference Center Facilities Rev. (Foundation of the University of North Carolina at Charlotte, Inc.), ”A“, 4%, 9/01/2041 (n)	1,345,000	1,123,684
Wisconsin Public Finance Authority Hotel & Conference Center Facilities Rev. (Foundation of the University of North Carolina at Charlotte, Inc.), ”A“, 4%, 9/01/2051 (n)	4,715,000	3,547,372
Wisconsin Public Finance Authority Hotel & Conference Center Facilities Rev. (Foundation of the University of North Carolina at Charlotte, Inc.), ”A“, 4%, 9/01/2056 (n)	2,245,000	1,634,968
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), ”A“, 6.25%, 8/01/2027 (a)(d)(n)	10,340,000	8,065,200

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Public Finance Authority Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (a)(d)(n)	$4,090,000	$3,190,200
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 6.5%, 12/01/2037 (n)	190,000	180,464
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	4,400,000	4,290,122
Wisconsin Public Finance Authority Project Rev. (Eastern Michigan University Student Housing Project), ”A-1“, 5.5%, 7/01/2052	5,510,000	6,012,778
Wisconsin Public Finance Authority Project Rev. (Eastern Michigan University Student Housing Project), ”A-1“, 5.625%, 7/01/2055	4,225,000	4,647,743
Wisconsin Public Finance Authority Retirement Communities Rev. (Acts Retirement-Life Communities, Inc. Obligated Group), ”A“, 5%, 11/15/2041	795,000	835,136
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), ”A“, 4%, 10/01/2041	190,000	180,570
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), ”A“, 4%, 10/01/2046	260,000	236,577
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), ”A“, 4%, 10/01/2051	730,000	639,329
Wisconsin Public Finance Authority Rev. (Obligated Group of National Senior Communities, Inc.), 4%, 1/01/2047	295,000	266,697
Wisconsin Public Finance Authority Rev. (Obligated Group of National Senior Communities, Inc.), 4%, 1/01/2052	395,000	343,005
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), ”A“, 5.25%, 5/15/2037 (n)	1,180,000	1,181,606
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), ”A“, 5.25%, 5/15/2042 (n)	885,000	859,766
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), ”A“, 5.25%, 5/15/2047 (n)	2,215,000	2,074,179
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), ”A“, 5.25%, 5/15/2052 (n)	1,860,000	1,699,648
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), ”A“, 5.125%, 11/15/2029 (n)	390,000	392,266
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), ”A“, 5.5%, 11/15/2034 (n)	360,000	362,908

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), ”A“, 5.75%, 11/15/2044 (n)	$295,000	$297,829
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), ”A“, 6%, 11/15/2049 (n)	585,000	591,386
Wisconsin Public Finance Authority Senior Secured Rev. (McLemore Hotel & Conference Center), ”A“, 4.5%, 6/01/2056 (n)	5,460,000	4,500,588
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), ”A“, AGM, 5%, 7/01/2044	295,000	304,020
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), ”A“, AGM, 4%, 7/01/2045	635,000	611,093
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), ”A“, AGM, 4%, 7/01/2050	550,000	515,644
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), ”A“, AGM, 4%, 7/01/2055	620,000	565,767
Wisconsin Public Finance Authority Student Housing Rev. (CHF - Manoa LLC UH Residences for Graduate Students), ”A“, 5.75%, 7/01/2053 (n)	4,715,000	5,029,170
Wisconsin Public Finance Authority Student Housing Rev. (CHF - Manoa LLC UH Residences for Graduate Students), ”A“, 5.75%, 7/01/2063 (n)	1,815,000	1,921,919
Wisconsin Public Finance Authority Student Housing Rev. (CHF - Wilmington LLC - University of North Carolina at Wilmington Project), 5%, 7/01/2036	395,000	416,713
Wisconsin Public Finance Authority Student Housing Rev. (CHF - Wilmington LLC - University of North Carolina at Wilmington Project), AGM, 5%, 7/01/2048	4,720,000	4,840,486
Wisconsin Public Finance Authority Student Housing Rev. (CHF - Wilmington LLC - University of North Carolina at Wilmington Project), AGM, 5%, 7/01/2053	2,810,000	2,868,839
Wisconsin Public Finance Authority Student Housing Rev. (CHF - Wilmington LLC - University of North Carolina at Wilmington Project), AGM, 5%, 7/01/2058	3,935,000	4,015,016
Wisconsin Public Finance Authority Student Housing Rev. (University of Hawai'i Foundation Project), ”A-1“, 4%, 7/01/2041 (n)	335,000	299,067
Wisconsin Public Finance Authority Student Housing Rev. (University of Hawai'i Foundation Project), ”A-1“, 4%, 7/01/2051 (n)	1,310,000	1,090,584

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Public Finance Authority Student Housing Rev. (University of Hawai'i Foundation Project), ”A-1“, 4%, 7/01/2061 (n)	$2,315,000	$1,843,644
Wisconsin Public Finance Authority Student Housing Rev., Taxable (University of Hawai'i Foundation Project), ”A-2“, 4.85%, 7/01/2031 (n)	335,000	296,144
Wisconsin Public Finance Authority Student Housing Rev., Taxable (University of Hawai'i Foundation Project), ”A-2“, 5.35%, 7/01/2040 (n)	1,125,000	923,093
Wisconsin Public Finance Authority, Multi-Family Housing Rev. (Promenade Apartments), 6.25%, 2/01/2039 (n)	3,840,000	3,942,212
		$179,316,075
Wyoming - 0.2%
Wyoming Community Development Authority, Housing Rev., 4%, 12/01/2050	$5,615,000	$5,570,910
Wyoming Community Development Authority, Housing Rev., GNMA, 3.5%, 6/01/2052	3,665,000	3,583,995
		$9,154,905
Total Municipal Bonds (Identified Cost, $5,084,702,255)		$4,977,775,782
Other Municipal Bonds – 1.2%
Multi-Family Housing Revenue – 1.2%
Affordable Housing Opportunities Trust Certificates, AH-01 ”A“, 3.527%, 5/01/2039 (n)	$9,260,000	$7,688,758
Affordable Housing Pass-Thru Trust Certificates, 6%, 10/05/2040	11,680,612	12,089,173
Freddie Mac, FHLMC, 2.625%, 6/15/2035 (n)	13,180,000	11,323,158
Freddie Mac, 3.86%, 1/25/2040	15,883,857	15,313,337
Freddie Mac, 4.618%, 8/25/2041	11,144,768	11,362,668
FRETE 2021-ML12 Trust, ”X-US“, FHLMC, 1.303%, 7/25/2041 (i)(n)	12,386,788	1,203,274
FRETE 2022-ML13 Trust, ”X-CA“, 0.955%, 7/25/2036 (i)	35,882,133	1,915,248
FRETE 2023-ML16 Trust, ”X-CA“, 4.632%, 7/25/2038	2,995,438	3,043,342
Total Other Municipal Bonds (Identified Cost, $64,700,082)		$63,938,958

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – 0.4%
Consumer Services – 0.4%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$6,276,000	$5,928,836
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2026 (n)	4,770,000	4,150,632
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2027 (n)	670,000	535,805
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2028 (n)	2,726,000	2,042,758
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2033 (n)	2,925,000	1,491,629
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (z)	18,547,772	5,796,179
		$19,945,839
Medical & Health Technology & Services – 0.0%
ProMedica Toledo Hospital, ”B“, 5.325%, 11/15/2028	$385,000	$360,179
Total Bonds (Identified Cost, $22,538,885)		$20,306,018
Contingent Value Instruments - 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $3,888,711)	$6,469,539	$3,739,393
Investment Companies (h) - 1.3%
Money Market Funds – 1.3%
MFS Institutional Money Market Portfolio, 5.38% (v) (Identified Cost, $65,671,932)	65,672,209	$65,685,343

Other Assets, Less Liabilities - 0.4%		20,600,356
Net Assets - 100.0%		$5,152,045,850

(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $65,685,343 and $5,065,760,151, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $314,604,339, representing 6.1% of net assets.
(p)	Primary market inverse floater.

Portfolio of Investments – continued
(u)	Underlying security deposited into special purpose trust upon creation of self-deposited inverse floaters.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), ”A“, 6.25%, 5/15/2035	6/30/2015	$49,083	$2,033
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), ”A“, 7.75%, 5/15/2035	11/15/2017	317,537	13,288
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), ”A“, 8.125%, 5/15/2044	11/15/2017	469,195	20,033
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), ”A“, 6.5%, 5/15/2049	6/30/2015	86,462	3,660
Illinois Housing Development Authority Rev., ”A“, FHLMC, 3.87%, 11/15/2035	2/04/2021	9,227,013	7,259,564
Illinois Housing Development Authority Rev., ”B“, FHLMC, 3.87%, 11/15/2035	2/04/2021	3,762,972	2,960,604
Illinois Housing Development Authority Rev., ”C“, FHLMC, 3.87%, 11/15/2035	2/04/2021	3,754,966	2,954,305
Illinois Housing Development Authority Rev., ”D“, FHLMC, 3.87%, 11/15/2035	2/04/2021	3,426,400	2,695,798
Illinois Housing Development Authority Rev., ”E“, FHLMC, 3.87%, 11/15/2035	2/04/2021	2,358,008	1,855,217
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043	9/26/2019-10/04/2019	7,033,889	5,796,179
Total Restricted Securities			$23,560,681
% of Net assets			0.5%

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
COP	Certificate of Participation
ETM	Escrowed to Maturity
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.

Portfolio of Investments – continued
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RIBS	Residual Interest Bonds
See Notes to Financial Statements

Financial Statements
Statement of Assets and Liabilities
At 3/31/24
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $5,175,829,933)	$5,065,760,151
Investments in affiliated issuers, at value (identified cost, $65,671,932)	65,685,343
Receivables for
Investments sold	16,704,478
Fund shares sold	11,496,864
Interest	60,523,832
Other assets	12,667
Total assets	$5,220,183,335
Liabilities
Payable to custodian	$37,773
Payables for
Distributions	2,628,438
When-issued investments purchased	27,804,325
Fund shares reacquired	8,748,629
Interest expense and fees	246,940
Payable to the holders of the floating rate certificates	27,078,332
Payable to affiliates
Investment adviser	247,241
Administrative services fee	8,421
Shareholder servicing costs	854,793
Distribution and service fees	78,345
Payable for independent Trustees' compensation	14
Accrued expenses and other liabilities	404,234
Total liabilities	$68,137,485
Net assets	$5,152,045,850
Net assets consist of
Paid-in capital	$5,457,881,338
Total distributable earnings (loss)	(305,835,488)
Net assets	$5,152,045,850
Shares of beneficial interest outstanding	630,089,646

Statement of Assets and Liabilities – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$2,087,256,809	255,178,359	$8.18
Class B	1,190,283	145,236	8.20
Class C	52,237,157	6,362,296	8.21
Class I	1,865,313,036	228,174,012	8.17
Class R6	890,138,284	108,970,875	8.17
Class A1	255,861,733	31,252,944	8.19
Class B1	48,548	5,924	8.20

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and A1, for which the maximum offering prices per share were $8.54 [100 / 95.75 x $8.18] and $8.55 [100 / 95.75 x $8.19], respectively. On sales of $100,000 or more, the maximum offering prices of Class A and Class A1 shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class A1, and Class B1 shares. Redemption price per share was equal to the net asset value per share for Classes I and R6.
See Notes to Financial Statements

Financial Statements
Statement of Operations
Year ended 3/31/24
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$194,680,270
Dividends from affiliated issuers	5,073,560
Other	1,120
Total investment income	$199,754,950
Expenses
Management fee	$17,855,719
Distribution and service fees	5,459,520
Shareholder servicing costs	3,147,722
Administrative services fee	617,339
Independent Trustees' compensation	84,241
Custodian fee	419,958
Shareholder communications	156,462
Audit and tax fees	75,100
Legal fees	250,593
Interest expense and fees	1,432,252
Miscellaneous	441,058
Total expenses	$29,939,964
Fees paid indirectly	(4,246)
Reduction of expenses by investment adviser and distributor	(622,939)
Net expenses	$29,312,779
Net investment income (loss)	$170,442,171
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(35,586,753)
Affiliated issuers	(45,506)
Net realized gain (loss)	$(35,632,259)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$74,846,446
Affiliated issuers	(13,051)
Net unrealized gain (loss)	$74,833,395
Net realized and unrealized gain (loss)	$39,201,136
Change in net assets from operations	$209,643,307
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	3/31/24	3/31/23
Change in net assets
From operations
Net investment income (loss)	$170,442,171	$132,055,116
Net realized gain (loss)	(35,632,259)	(177,993,608)
Net unrealized gain (loss)	74,833,395	(94,557,739)
Change in net assets from operations	$209,643,307	$(140,496,231)
Total distributions to shareholders	$(173,337,074)	$(134,897,656)
Change in net assets from fund share transactions	$418,637,630	$(1,028,517,483)
Total change in net assets	$454,943,863	$(1,303,911,370)
Net assets
At beginning of period	4,697,101,987	6,001,013,357
At end of period	$5,152,045,850	$4,697,101,987
See Notes to Financial Statements

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$8.12	$8.54	$9.09	$8.68	$8.77
Income (loss) from investment operations
Net investment income (loss) (d)	$0.27	$0.22	$0.20	$0.23	$0.26
Net realized and unrealized gain (loss)	0.06	(0.41)	(0.55)	0.41	(0.09)
Total from investment operations	$0.33	$(0.19)	$(0.35)	$0.64	$0.17
Less distributions declared to shareholders
From net investment income	$(0.27)	$(0.23)	$(0.20)	$(0.23)	$(0.26)
Net asset value, end of period (x)	$8.18	$8.12	$8.54	$9.09	$8.68
Total return (%) (r)(s)(t)(x)	4.23	(2.18)	(4.01)	7.43	1.88
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.76	0.77	0.73	0.74	0.78
Expenses after expense reductions (f)	0.75	0.76	0.71	0.73	0.77
Net investment income (loss)	3.35	2.74	2.16	2.57	2.89
Portfolio turnover	20	35	14	24	23
Net assets at end of period (000 omitted)	$2,087,257	$1,888,158	$3,370,745	$3,166,883	$2,386,528
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.72	0.72	0.70	0.72	0.73
See Notes to Financial Statements

Financial Highlights – continued
Class B	Year ended
	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$8.13	$8.56	$9.10	$8.69	$8.78
Income (loss) from investment operations
Net investment income (loss) (d)	$0.21	$0.16	$0.13	$0.17	$0.20
Net realized and unrealized gain (loss)	0.07	(0.42)	(0.54)	0.40	(0.10)
Total from investment operations	$0.28	$(0.26)	$(0.41)	$0.57	$0.10
Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.17)	$(0.13)	$(0.16)	$(0.19)
Net asset value, end of period (x)	$8.20	$8.13	$8.56	$9.10	$8.69
Total return (%) (r)(s)(t)(x)	3.58	(3.01)	(4.61)	6.63	1.14
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.52	1.52	1.48	1.49	1.53
Expenses after expense reductions (f)	1.50	1.51	1.46	1.48	1.52
Net investment income (loss)	2.59	2.01	1.42	1.87	2.19
Portfolio turnover	20	35	14	24	23
Net assets at end of period (000 omitted)	$1,190	$1,834	$2,790	$4,777	$7,843
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.47	1.47	1.45	1.46	1.48
See Notes to Financial Statements

Financial Highlights – continued
Class C	Year ended
	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$8.15	$8.57	$9.12	$8.71	$8.80
Income (loss) from investment operations
Net investment income (loss) (d)	$0.21	$0.16	$0.13	$0.17	$0.19
Net realized and unrealized gain (loss)	0.06	(0.41)	(0.55)	0.40	(0.09)
Total from investment operations	$0.27	$(0.25)	$(0.42)	$0.57	$0.10
Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.17)	$(0.13)	$(0.16)	$(0.19)
Net asset value, end of period (x)	$8.21	$8.15	$8.57	$9.12	$8.71
Total return (%) (r)(s)(t)(x)	3.45	(2.89)	(4.71)	6.62	1.13
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.52	1.52	1.48	1.49	1.53
Expenses after expense reductions (f)	1.50	1.51	1.46	1.48	1.52
Net investment income (loss)	2.59	2.01	1.42	1.86	2.16
Portfolio turnover	20	35	14	24	23
Net assets at end of period (000 omitted)	$52,237	$66,358	$90,334	$113,569	$155,843
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.47	1.47	1.45	1.46	1.48
See Notes to Financial Statements

Financial Highlights – continued
Class I	Year ended
	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$8.11	$8.54	$9.08	$8.67	$8.76
Income (loss) from investment operations
Net investment income (loss) (d)	$0.29	$0.24	$0.22	$0.25	$0.28
Net realized and unrealized gain (loss)	0.06	(0.42)	(0.54)	0.41	(0.09)
Total from investment operations	$0.35	$(0.18)	$(0.32)	$0.66	$0.19
Less distributions declared to shareholders
From net investment income	$(0.29)	$(0.25)	$(0.22)	$(0.25)	$(0.28)
Net asset value, end of period (x)	$8.17	$8.11	$8.54	$9.08	$8.67
Total return (%) (r)(s)(t)(x)	4.49	(2.06)	(3.66)	7.70	2.13
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.51	0.52	0.48	0.49	0.53
Expenses after expense reductions (f)	0.50	0.51	0.46	0.48	0.52
Net investment income (loss)	3.60	3.03	2.41	2.82	3.15
Portfolio turnover	20	35	14	24	23
Net assets at end of period (000 omitted)	$1,865,313	$1,709,032	$1,498,236	$1,389,505	$1,042,592
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.47	0.47	0.45	0.47	0.48
See Notes to Financial Statements

Financial Highlights – continued
Class R6	Year ended
	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$8.11	$8.53	$9.08	$8.67	$8.76
Income (loss) from investment operations
Net investment income (loss) (d)	$0.29	$0.25	$0.23	$0.26	$0.29
Net realized and unrealized gain (loss)	0.07	(0.42)	(0.56)	0.41	(0.09)
Total from investment operations	$0.36	$(0.17)	$(0.33)	$0.67	$0.20
Less distributions declared to shareholders
From net investment income	$(0.30)	$(0.25)	$(0.22)	$(0.26)	$(0.29)
Net asset value, end of period (x)	$8.17	$8.11	$8.53	$9.08	$8.67
Total return (%) (r)(s)(t)(x)	4.56	(1.87)	(3.71)	7.78	2.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.44	0.45	0.41	0.42	0.46
Expenses after expense reductions (f)	0.43	0.44	0.39	0.41	0.45
Net investment income (loss)	3.67	3.10	2.48	2.90	3.22
Portfolio turnover	20	35	14	24	23
Net assets at end of period (000 omitted)	$890,138	$747,221	$702,294	$605,320	$591,947
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.40	0.40	0.38	0.39	0.41
See Notes to Financial Statements

Financial Highlights – continued
Class A1	Year ended
	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$8.12	$8.55	$9.10	$8.69	$8.78
Income (loss) from investment operations
Net investment income (loss) (d)	$0.29	$0.24	$0.22	$0.25	$0.28
Net realized and unrealized gain (loss)	0.07	(0.42)	(0.55)	0.41	(0.09)
Total from investment operations	$0.36	$(0.18)	$(0.33)	$0.66	$0.19
Less distributions declared to shareholders
From net investment income	$(0.29)	$(0.25)	$(0.22)	$(0.25)	$(0.28)
Net asset value, end of period (x)	$8.19	$8.12	$8.55	$9.10	$8.69
Total return (%) (r)(s)(t)(x)	4.62	(2.04)	(3.76)	7.70	2.14
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.51	0.52	0.48	0.49	0.53
Expenses after expense reductions (f)	0.50	0.51	0.46	0.48	0.52
Net investment income (loss)	3.60	3.02	2.42	2.85	3.18
Portfolio turnover	20	35	14	24	23
Net assets at end of period (000 omitted)	$255,862	$284,440	$336,545	$381,748	$421,338
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.47	0.47	0.45	0.47	0.48
See Notes to Financial Statements

Financial Highlights – continued
Class B1	Year ended
	3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$8.13	$8.56	$9.10	$8.69	$8.78
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23	$0.18	$0.15	$0.19	$0.22
Net realized and unrealized gain (loss)	0.07	(0.42)	(0.54)	0.40	(0.09)
Total from investment operations	$0.30	$(0.24)	$(0.39)	$0.59	$0.13
Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.19)	$(0.15)	$(0.18)	$(0.22)
Net asset value, end of period (x)	$8.20	$8.13	$8.56	$9.10	$8.69
Total return (%) (r)(s)(t)(x)	3.84	(2.77)	(4.38)	6.90	1.38
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.52	1.52	1.48	1.49	1.53
Expenses after expense reductions (f)	1.25	1.26	1.21	1.23	1.27
Net investment income (loss)	2.84	2.27	1.62	2.12	2.45
Portfolio turnover	20	35	14	24	23
Net assets at end of period (000 omitted)	$49	$60	$69	$34	$58
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.22	1.22	1.20	1.21	1.23

(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(l)	Interest expense and fees include payments made to the holders of the floating rate certificates.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Notes to Financial Statements
(1) Business and Organization
MFS Municipal Income Fund (the fund) is a diversified series of MFS Municipal Series Trust which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in municipal instruments, which generally trade in the over-the-counter market. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of, and the ability to pay principal and interest when due by, an issuer of a municipal instrument depends on the credit quality of the entity supporting the municipal instrument, how essential any services supported by the municipal instrument are, the sufficiency of any revenues or taxes that support the municipal instrument, and/or the willingness or ability of the appropriate government entity to approve any appropriations necessary to support the municipal instrument. Municipal instruments may be supported by insurance which typically guarantees the timely payment of all principal and interest due on the underlying municipal instrument. The value of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, changes in specific or general market and economic conditions in the region where the instrument is issued, and the financial condition of municipal issuers and of municipal instrument insurers of which there are a limited number. Also, because many municipal instruments are issued to finance similar projects, conditions in certain industries can significantly affect the fund and the overall municipal market. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, interest from the security could become taxable, the security could decline in value, and distributions made by the fund could be taxable to shareholders.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is

Notes to Financial Statements  - continued
subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases,

Notes to Financial Statements  - continued
an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$5,045,454,133	$—	$5,045,454,133
U.S. Corporate Bonds	—	20,306,018	—	20,306,018
Mutual Funds	65,685,343	—	—	65,685,343
Total	$65,685,343	$5,065,760,151	$—	$5,131,445,494
For further information regarding security characteristics, see the Portfolio of Investments.
Inverse Floaters — The fund invests in municipal inverse floating rate securities in the form of self-deposited secondary market inverse floaters and primary market inverse floaters, both of which have variable rates of interest that typically move in the opposite direction of short-term rates. A self-deposited secondary market inverse floater is created when the fund transfers a municipal bond from its portfolio to a special purpose trust (“the trust”) and causes the trust to issue (a) inverse floaters to be held by the fund and (b) floating rate certificates to be held by third parties. The floating rate certificates usually pay tax-exempt interest at short-term rates that reset weekly and the holders of those certificates typically have the option to tender at par plus accrued interest. Self-deposited secondary market inverse floaters are accounted for as secured borrowings, with the municipal bonds transferred to the trust being reflected as fund investments and the amounts owed to floating rate certificate holders being reflected as fund liabilities in the Statement of Assets and Liabilities as “Payable to the holders of the floating rate certificates”. The carrying value of that liability as reported in the fund’s Statement of Assets and Liabilities approximates its fair value which would be considered level 2 under the fair value hierarchy.
At March 31, 2024, the fund’s payable to the holders of the floating rate certificates was $27,078,332 and the related weighted average interest rate on the settled floating rate certificates issued by the trust was 3.67%. For the year ended March 31, 2024, the average payable to the holders of the settled floating rate certificates was $30,292,131 at a weighted average interest rate of 3.88%. Interest expense and fees, which are recorded as incurred, include interest payments made to the holders of the floating rate certificates and associated fees. For the year ended March 31, 2024, the related interest expense and fees amounted to $1,405,997 which is included in “Interest expense and fees” in the Statement of Operations. Primary market inverse floaters held by the fund are presented as fund investments and are not accounted for as secured borrowings.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business,

Notes to Financial Statements  - continued
the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell securities on a when-issued or delayed delivery basis.  In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

Notes to Financial Statements  - continued
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the year ended March 31, 2024, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to defaulted bonds, amortization of premium and accretion of discount of debt securities, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 3/31/24	Year ended 3/31/23
Ordinary income (including any short-term capital gains)	$2,727,366	$8,927,565
Tax-exempt income	170,609,708	125,970,091
Total distributions	$173,337,074	$134,897,656
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 3/31/24
Cost of investments	$5,216,923,317
Gross appreciation	108,091,353
Gross depreciation	(220,647,508)
Net unrealized appreciation (depreciation)	$(112,556,155)
Undistributed ordinary income	2,403,373
Undistributed tax-exempt income	20,598,138
Capital loss carryforwards	(200,675,625)
Other temporary differences	(15,605,219)
Total distributable earnings (loss)	$(305,835,488)

Notes to Financial Statements  - continued
As of March 31, 2024, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(77,788,327)
Long-Term	(122,887,298)
Total	$(200,675,625)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and B1 shares will convert to Class A and A1 shares, respectively, approximately eight years after purchase. Class C shares will convert to Class A shares approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 3/31/24	Year ended 3/31/23
Class A	$66,174,946	$58,735,121
Class B	39,526	45,495
Class C	1,535,061	1,538,014
Class I	66,186,478	44,058,443
Class R6	29,682,369	21,227,438
Class A1	9,717,108	9,291,680
Class B1	1,586	1,465
Total	$173,337,074	$134,897,656
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1.3 billion	0.40%
In excess of $1.3 billion and up to $2 billion	0.37%
In excess of $2 billion and up to $5 billion	0.35%
In excess of $5 billion and up to $10 billion	0.34%
In excess of $10 billion	0.33%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until July 31, 2024. For the year ended March 31, 2024, this management fee reduction amounted to $622,325, which is included in the

Notes to Financial Statements  - continued
reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended March 31, 2024 was equivalent to an annual effective rate of 0.35% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (including interest expense and fees associated with investments in inverse floating rate instruments), such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R6	A1	B1
0.73%	1.48%	1.48%	0.48%	0.42%	0.48%	1.23%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2024. For the year ended March 31, 2024, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $61,599 and $419 for the year ended March 31, 2024, as its portion of the initial sales charge on sales of Class A and Class A1 shares of the fund, respectively.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 4,864,852
Class B	0.75%	0.25%	1.00%	1.00%	14,934
Class C	0.75%	0.25%	1.00%	1.00%	579,189
Class B1	0.75%	0.25%	1.00%	0.75%	545
Total Distribution and Service Fees					$5,459,520
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended March 31, 2024 based on each class's average daily net assets. MFD has agreed in

Notes to Financial Statements  - continued
writing to reduce the Class B1 service fee rate to 0.00% for all Class B1 shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2024. For the year ended March 31, 2024, this reduction amounted to $136 and is included in the reduction of total expenses in the Statement of Operations. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended March 31, 2024, this rebate amounted to $478 for Class A shares, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A and Class A1 shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B and Class B1 shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended March 31, 2024, were as follows:
Amount
Class A	$142,206
Class B	386
Class C	3,337
Class A1	—
Class B1	—
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended March 31, 2024, the fee was $150,669, which equated to 0.0031% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended March 31, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $2,997,053.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended March 31, 2024 was equivalent to an annual effective rate of 0.0127% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The

Notes to Financial Statements  - continued
fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees.  As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $2,382 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the year ended March 31, 2024.  The deferred retirement benefits compensation fee is accrued daily and paid monthly.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On August 3, 2022, MFS redeemed 24 shares of Class R6 for an aggregate amount of $200.
At March 31, 2024, MFS held approximately 97% of the outstanding shares of Class B1.
During the year ended March 31, 2024, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $18,483,632 and $595,529, respectively. The sales transactions resulted in net realized gains (losses) of $(36,887).
(4) Portfolio Securities
For the year ended March 31, 2024, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$29,229,170	$144,469
Non-U.S. Government securities	1,412,160,613	954,870,481

Notes to Financial Statements  - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 3/31/24		Year ended 3/31/23
	Shares	Amount	Shares	Amount
Shares sold
Class A	78,371,287	$628,861,546	98,284,339	$797,054,723
Class B	—	—	5,526	44,658
Class C	767,534	6,181,516	1,468,132	11,839,413
Class I	109,787,331	874,919,429	156,596,680	1,264,571,253
Class R6	46,579,791	372,326,992	59,236,837	476,571,226
Class A1	58,875	469,178	156,903	1,270,701
	235,564,818	$1,882,758,661	315,748,417	$2,551,351,974
Shares issued to shareholders in reinvestment of distributions
Class A	8,000,466	$64,051,316	6,916,062	$55,945,063
Class B	4,898	39,219	5,455	44,109
Class C	176,371	1,416,481	171,393	1,387,960
Class I	5,080,912	40,629,908	3,653,641	29,457,906
Class R6	3,519,894	28,147,946	2,524,493	20,334,074
Class A1	1,056,518	8,463,655	1,006,421	8,124,770
Class B1	197	1,578	181	1,465
	17,839,256	$142,750,103	14,277,646	$115,295,347
Shares reacquired
Class A	(63,819,972)	$(508,821,896)	(267,143,600)	$(2,188,092,837)
Class B	(85,256)	(684,804)	(111,476)	(903,972)
Class C	(2,726,155)	(21,876,339)	(4,032,515)	(32,685,715)
Class I	(97,368,533)	(772,167,813)	(125,110,537)	(1,010,153,693)
Class R6	(33,311,476)	(264,284,952)	(51,923,278)	(418,694,789)
Class A1	(4,875,492)	(39,022,445)	(5,523,112)	(44,626,055)
Class B1	(1,592)	(12,885)	(960)	(7,743)
	(202,188,476)	$(1,606,871,134)	(453,845,478)	$(3,695,164,804)

Notes to Financial Statements  - continued
	Year ended 3/31/24		Year ended 3/31/23
	Shares	Amount	Shares	Amount
Net change
Class A	22,551,781	$184,090,966	(161,943,199)	$(1,335,093,051)
Class B	(80,358)	(645,585)	(100,495)	(815,205)
Class C	(1,782,250)	(14,278,342)	(2,392,990)	(19,458,342)
Class I	17,499,710	143,381,524	35,139,784	283,875,466
Class R6	16,788,209	136,189,986	9,838,052	78,210,511
Class A1	(3,760,099)	(30,089,612)	(4,359,788)	(35,230,584)
Class B1	(1,395)	(11,307)	(779)	(6,278)
	51,215,598	$418,637,630	(123,819,415)	$(1,028,517,483)
Effective June 1, 2019, purchases of the fund’s Class B and Class B1 shares were closed to new and existing investors subject to certain exceptions.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended March 31, 2024, the fund’s commitment fee and interest expense were $24,270 and $0, respectively, and are included in “Interest expense and fees” in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$134,031,504	$1,126,452,104	$1,194,739,708	$(45,506)	$(13,051)	$65,685,343

Notes to Financial Statements  - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$5,073,560	$—
(8) LIBOR Transition
The London Interbank Offered Rate (LIBOR) was intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. Certain of the fund's investments, payment obligations, and financing terms were historically based on LIBOR. In 2017, the United Kingdom Financial Conduct Authority (FCA) announced plans to transition away from LIBOR by the end of 2021. LIBOR's administrator, ICE Benchmark Administration (IBA), ceased publication (on a representative basis) of many of its LIBOR settings as of December 31, 2021 and ceased publication (on a representative basis) of the remaining U.S. dollar LIBOR settings as of June 30, 2023. In addition, global regulators announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Although the FCA has announced that it will require the IBA to continue to publish certain select LIBOR rates on a synthetic basis after the relevant cessation dates, such synthetic rates are not considered to be representative of the underlying market and economic reality they are intended to measure, are expected to be published for a limited time period, and are intended solely for use on a limited basis for legacy transactions.
Regulators and industry groups have implemented measures to facilitate the transition away from LIBOR and other interbank offered rates to alternative reference rates, such as the Secured Overnight Financing Rate (SOFR). SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement (repo) market. SOFR is published in various forms including as a daily, compounded, and forward-looking term rate. The transition to alternative reference rates may affect the liquidity and valuation of investments that were tied to LIBOR or other interbank offered rates and may lead to other consequences affecting securities and credit markets more broadly. For example, while some investments that were tied to LIBOR provided for an alternative or “fallback” rate-setting methodology in the event LIBOR is not available, there is uncertainty regarding the effectiveness of any such alternative methodologies to replace LIBOR and certain investments tied to LIBOR may not have fallback provisions. While legislation passed in the United States facilitates by operation of law the replacement of U.S. dollar LIBOR settings in certain legacy instruments with a specified replacement rate, such as SOFR, there is uncertainty regarding the effectiveness of such legislation. There also remains uncertainty regarding the willingness and ability of parties to add or amend fallback provisions in certain other legacy instruments maturing after the cessation of the applicable LIBOR rates, which could create market and litigation risk.
It is difficult to quantify or predict the impact on the fund resulting from the transition from LIBOR to alternative reference rates and the potential effects of the transition from LIBOR on the fund, or on certain instruments in which the fund invests, are not known. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that relied on LIBOR to determine interest rates. The transition may also result in a reduction in value of certain LIBOR-related

Notes to Financial Statements  - continued
investments held by the fund or reduce the effectiveness of related transactions such as hedges. Any such effects of the transition away from LIBOR and the adoption of alternative reference rates, as well as other unforeseen effects, could have an adverse impact on the fund's performance.
With respect to the fund’s accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management has and will continue to rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for such contract modifications made on or before December 31, 2024 as a continuation of the existing contracts. The situation remains fluid, and management believes, based on best available information, that the impact of the transition will not be material to the fund.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Municipal Series Trust and the Shareholders of MFS Municipal Income Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS Municipal Income Fund (the “Fund”), including the portfolio of investments, as of March 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of March 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights.

Report of Independent Registered Public Accounting Firm – continued
Our procedures included confirmation of securities owned as of March 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
May 15, 2024
We have served as the auditor of one or more of the MFS investment companies since 1924.

Trustees and Officers — Identification and Background
The Trustees and Officers of the Trust, as of May 1, 2024, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.)  The address of each Trustee and Officer is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.
Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds overseen by the Trustee	Principal Occupations During the Past Five Years	Other Directorships During the Past Five Years (j)
INTERESTED TRUSTEE
Michael W. Roberge (k) (age 57)	Trustee	January 2021	136	Massachusetts Financial Services Company, Chairman (since January 2021); Chief Executive Officer (since January 2017); Director; Chairman of the Board (since January 2022)	N/A
INDEPENDENT TRUSTEES
John P. Kavanaugh (age 69)	Trustee and Chair of Trustees	January 2009	136	Private investor	N/A
Steven E. Buller (age 72)	Trustee	February 2014	136	Private investor	N/A
John A. Caroselli (age 69)	Trustee	March 2017	136	Private investor; JC Global Advisors, LLC (management consulting), President (since 2015)	N/A
Maureen R. Goldfarb (age 69)	Trustee	January 2009	136	Private investor	N/A
Peter D. Jones (age 68)	Trustee	January 2019	136	Private investor	N/A
James W. Kilman, Jr. (age 63)	Trustee	January 2019	136	Burford Capital Limited (finance and investment management), Senior Advisor (since May 3, 2021), Chief Financial Officer (2019 - May 2, 2021); KielStrand Capital LLC (family office), Chief Executive Officer (since 2016)	Alpha-En Corporation, Director (2016-2019)

Trustees and Officers - continued
Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds overseen by the Trustee	Principal Occupations During the Past Five Years	Other Directorships During the Past Five Years (j)
Clarence Otis, Jr. (age 68)	Trustee	March 2017	136	Private investor	VF Corporation, Director; Verizon Communications, Inc., Director; The Travelers Companies, Director
Maryanne L. Roepke (age 68)	Trustee	May 2014	136	Private investor	N/A
Laurie J. Thomsen (age 66)	Trustee	March 2005	136	Private investor	The Travelers Companies, Director; Dycom Industries, Inc., Director

Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds for which the Person is an Officer	Principal Occupations During the Past Five Years
OFFICERS
William T. Allen (k) (age 57)	Deputy Assistant Treasurer	April 2024	136	Massachusetts Financial Services Company, Vice President
Brian Balasco (k) (age 46)	Assistant Treasurer	April 2024	136	Massachusetts Financial Services Company, Vice President
Christopher R. Bohane (k) (age 50)	Assistant Secretary and Assistant Clerk	July 2005	136	Massachusetts Financial Services Company, Senior Vice President and Deputy General Counsel
James L. Byrne (k) (age 48)	Assistant Treasurer	April 2024	136	Massachusetts Financial Services Company, Vice President
John W. Clark, Jr. (k) (age 57)	Deputy Treasurer	April 2017	136	Massachusetts Financial Services Company, Vice President
David L. DiLorenzo (k) (age 55)	President	July 2005	136	Massachusetts Financial Services Company, Senior Vice President
Heidi W. Hardin (k) (age 56)	Secretary and Clerk	April 2017	136	Massachusetts Financial Services Company, Executive Vice President and General Counsel
Brian E. Langenfeld (k) (age 51)	Assistant Secretary and Assistant Clerk	June 2006	136	Massachusetts Financial Services Company, Vice President and Managing Counsel

Trustees and Officers - continued
Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds for which the Person is an Officer	Principal Occupations During the Past Five Years
Rosa E. Licea-Mailloux (k) (age 47)	Chief Compliance Officer	March 2022	136	Massachusetts Financial Services Company, Vice President (since 2018); Director of Corporate Compliance (2018-2021), Senior Director Compliance (2021-2022), Senior Managing Director of North American Compliance & Chief Compliance Officer (since March 2022)
Amanda S. Mooradian (k) (age 45)	Assistant Secretary and Assistant Clerk	September 2018	136	Massachusetts Financial Services Company, Vice President and Senior Counsel
Susan A. Pereira (k) (age 53)	Assistant Secretary and Assistant Clerk	July 2005	136	Massachusetts Financial Services Company, Vice President and Managing Counsel
Kasey L. Phillips (k) (age 53)	Treasurer	September 2012	136	Massachusetts Financial Services Company, Vice President
Matthew A. Stowe (k) (age 49)	Assistant Secretary and Assistant Clerk	October 2014	136	Massachusetts Financial Services Company, Vice President and Senior Managing Counsel
William B. Wilson (k) (age 41)	Assistant Secretary and Assistant Clerk	October 2022	136	Massachusetts Financial Services Company, Assistant Vice President and Senior Counsel
(h)	Date first appointed to serve as Trustee/Officer of an MFS Fund. Each Trustee has served continuously since appointment unless indicated otherwise. From January 2012 through December 2016, Mr. DiLorenzo served as Treasurer and of the Funds. From September 2012 through March 2024, Ms. Phillips served as Assistant Treasurer of the Funds. From April 2017 through March 2024, Mr. Clark served as Assistant Treasurer of the Funds.
(j)	Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).
(k)	“Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of a position with MFS. The address of MFS is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.
Each Trustee (other than Messrs. Jones, Kilman and Roberge) has been elected by shareholders and each Trustee and Officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal.  Mr. Roberge became a Trustee of the Funds on January 1, 2021 and Messrs. Jones and Kilman became Trustees of the Funds on January 1, 2019.  The Trust does not hold annual meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms.  Under the terms of the Board's retirement policy, an Independent Trustee

Trustees and Officers - continued
shall retire at the end of the calendar year in which he or she reaches the earlier of 75 years of age or 15 years of service on the Board (or, in the case of any Independent Trustee who joined the Board prior to 2015, 20 years of service on the Board).
Messrs. Buller, Caroselli, Jones and Otis are members of the Trust’s Audit Committee.
Each of the Interested Trustees and certain Officers hold comparable officer positions with certain affiliates of MFS.
The Statement of Additional Information for a Fund includes further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

Investment Adviser	Custodian
Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199-7618	JPMorgan Chase Bank, NA 4 Metrotech Center New York, NY 11245

Distributor	Independent Registered Public Accounting Firm
MFS Fund Distributors, Inc. 111 Huntington Avenue Boston, MA 02199-7618	Deloitte & Touche LLP 200 Berkeley Street Boston, MA 02116

Portfolio Manager(s)
Jason Kosty Megan Poplowski Geoffrey Schechter

Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2024 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2023 to December 31, 2023 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2024 income tax forms in January 2025. The following information is provided pursuant to provisions of the Internal Revenue Code.
Of the dividends paid from net investment income during the fiscal year, 98.43% is designated as exempt interest dividends for federal income tax purposes. If the fund has earned income on private activity bonds, a portion of the dividends paid may be considered a tax preference item for purposes of computing a shareholder’s alternative minimum tax.
The fund intends to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).

rev. 3/16
FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number and account balances
• Account transactions and transaction history
• Checking account information and wire transfer instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don't share
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes – information about your transactions and experiences	No	We don't share
For our affiliates' everyday business purposes – information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share

Questions?	Call 800-225-2606 or go to mfs.com.

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., and MFS Heritage Trust Company.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?	We collect your personal information, for example, when you
• open an account or provide account information
• direct us to buy securities or direct us to sell your securities
• make a wire transfer
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes – information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
• MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.
• MFS does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
• MFS doesn't jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

Save paper with eDelivery.
MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.
To sign up:
1. Go to mfs.com.
2. Log in via MFS® Access.
3. Select eDelivery.
If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.
CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Item 1(b):

Not applicable.

ITEM 2. CODE OF ETHICS.

The Registrant has adopted a Code of Ethics (the "Code") pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant's principal executive officer and principal financial and accounting officer. During the period covered by this report, the Registrant has not amended any provision in the Code that relates to an element of the Code's definition enumerated in paragraph

(b)of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code. David L. DiLorenzo (Principal Executive Officer) and James O. Yost (Principal Financial Officer) were the two persons covered by the Code prior to April 1, 2024. Beginning April 1, 2024, David L. DiLorenzo (Principal Executive Officer) and Kasey L. Phillips (Principal Financial Officer) are the two persons covered by the Code.

A copy of the Code is attached hereto as EX-99.COE.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Steven E. Buller and Clarence Otis, Jr., members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of "audit committee financial expert" as such term is defined in Form N-CSR. In addition, Messrs. Buller and Otis are "independent" members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002). The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Items 4(a) through 4(d) and 4(g):

The Board of Trustees has appointed Deloitte & Touche LLP ("Deloitte") to serve as independent accountants to a series of the Registrant (each a "Fund" and collectively the "Funds"). The tables below set forth the audit fees billed to each Fund as well as fees for non-audit services provided to each Fund and/or to the Fund's investment adviser, Massachusetts Financial Services Company ("MFS"), and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Fund ("MFS Related Entities").

For the fiscal years ended March 31, 2024 and 2023, audit fees billed to each Fund by Deloitte were as follows:

Fees billed by Deloitte:		Audit Fees
	2024	20234
MFS Alabama Municipal Bond Fund	58,346	56,293
MFS Arkansas Municipal Bond Fund	58,346	56,293
MFS California Municipal Bond Fund	58,346	56,293
MFS Georgia Municipal Bond Fund	58,346	56,293
MFS Maryland Municipal Bond Fund	58,346	56,293
MFS Massachusetts Municipal Bond Fund	58,346	56,293
MFS Mississippi Municipal Bond Fund	58,346	56,293
MFS Municipal Income Fund	65,726	63,409
MFS Municipal Intermediate Fund	50,800	40,800
MFS New York Municipal Bond Fund	58,346	56,293
MFS North Carolina Municipal Bond Fund	58,346	56,293
MFS Pennsylvania Municipal Bond Fund	58,346	56,293
MFS South Carolina Municipal Bond Fund	58,346	56,293
MFS Virginia Municipal Bond Fund	58,346	56,293
MFS West Virginia Municipal Bond Fund	58,346	56,293
Total	875,024	836,018

For the fiscal years ended March 31, 2024 and 2023, fees billed by Deloitte for audit-related, tax and other services provided to each Fund and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

Fees billed by Deloitte:	Audit-Related		Tax Fees2		All Other Fees3
		Fees1
	2024	2023	2024	2023	2024	2023
To MFS Alabama Municipal Bond	0	0	0	0	0	0
Fund
To MFS Arkansas Municipal Bond	0	0	0	0	0	0
Fund
To MFS California Municipal Bond	0	0	0	0	0	0
Fund
To MFS Georgia Municipal Bond	0	0	0	0	0	0
Fund
To MFS Maryland Municipal Bond	0	0	0	0	0	0
Fund
To MFS Massachusetts Municipal	0	0	0	0	0	0
Bond Fund
To MFS Mississippi Municipal Bond	0	0	0	0	0	0
Fund
To MFS Municipal Income Fund	0	0	0	0	0	0

To MFS Municipal Intermediate	0	0	0	0	0	0
Fund
To MFS New York Municipal Bond	0	0	0	0	0	0
Fund
To MFS North Carolina Municipal	0	0	0	0	0	0
Bond Fund
To MFS Pennsylvania Municipal	0	0	0	0	0	0
Bond Fund

To MFS South Carolina Municipal		0	0	0	0	0	0
Bond Fund
To MFS Virginia Municipal Bond		0	0	0	0	0	0
Fund
To MFS West Virginia Municipal		0	0	0	0	0	0
Bond Fund
Total fees billed by Deloitte to		0	0	0	0	0	0
above Funds:
Fees billed by Deloitte:	Audit-Related		Tax Fees2		All Other Fees3
	Fees1
2024		2023	2024	2023	2024	2023
To MFS and MFS Related Entities of	0	0	0	0	0	3,790
MFS Alabama Municipal Bond Fund*
To MFS and MFS Related Entities of	0	0	0	0	0	3,790
MFS Arkansas Municipal Bond Fund*
To MFS and MFS Related Entities of	0	0	0	0	0	3,790
MFS California Municipal Bond Fund*
To MFS and MFS Related Entities of	0	0	0	0	0	3,790
MFS Georgia Municipal Bond Fund*
To MFS and MFS Related Entities of	0	0	0	0	0	3,790
MFS Maryland Municipal Bond Fund*
To MFS and MFS Related Entities of	0	0	0	0	0	3,790
MFS Massachusetts Municipal Bond
Fund*
To MFS and MFS Related Entities of	0	0	0	0	0	3,790
MFS Mississippi Municipal Bond Fund*
To MFS and MFS Related Entities of	0	0	0	0	0	3,790
MFS Municipal Income Fund*
To MFS and MFS Related Entities of	0	0	0	0	0	3,790
MFS Municipal Intermediate Fund*
To MFS and MFS Related Entities of	0	0	0	0	0	3,790
MFS New York Municipal Bond Fund*
To MFS and MFS Related Entities of	0	0	0	0	0	3,790
MFS North Carolina Municipal Bond
Fund*
To MFS and MFS Related Entities of	0	0	0	0	0	3,790
MFS Pennsylvania Municipal Bond
Fund*
To MFS and MFS Related Entities of	0	0	0	0	0	3,790
MFS South Carolina Municipal Bond
Fund*
To MFS and MFS Related Entities of	0	0	0	0	0	3,790
MFS Virginia Municipal Bond Fund*
To MFS and MFS Related Entities of	0	0	0	0	0	3,790
MFS West Virginia Municipal Bond
Fund*

Fees billed by Deloitte:			Aggregate fees for non-audit services
			2024			2023
To MFS Alabama Municipal Bond Fund, MFS and MFS			0			3,790
Related Entities#
To MFS Arkansas Municipal Bond Fund, MFS and MFS			0			3,790
Related Entities#
To MFS California Municipal Bond Fund, MFS and MFS			0			3,790
Related Entities#
To MFS Georgia Municipal Bond Fund, MFS and MFS			0			3,790
Related Entities#
To MFS Maryland Municipal Bond Fund, MFS and MFS			0			3,790
Related Entities#

To MFS Massachusetts Municipal Bond Fund, MFS and	0	3,790
MFS Related Entities#
To MFS Mississippi Municipal Bond Fund, MFS and MFS	0	3,790
Related Entities#
To MFS Municipal Income Fund, MFS and MFS Related	0	3,790
Entities#
To MFS Municipal Intermediate Fund, MFS and MFS	0	3,790
Related Entities#
To MFS New York Municipal Bond Fund, MFS and MFS	0	3,790
Related Entities#
To MFS North Carolina Municipal Bond Fund, MFS and	0	3,790
MFS Related Entities#
To MFS Pennsylvania Municipal Bond Fund, MFS and	0	3,790
MFS Related Entities#
To MFS South Carolina Municipal Bond Fund, MFS and	0	3,790
MFS Related Entities#
To MFS Virginia Municipal Bond Fund, MFS and MFS	0	3,790
Related Entities#
To MFS West Virginia Municipal Bond Fund, MFS and	0	3,790
MFS Related Entities#

*This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Funds (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).

# This amount reflects the aggregate fees billed by Deloitte, as the case may be, for non-audit services rendered to the Funds and for non-audit services rendered to MFS and the MFS Related Entities.

1 The fees included under "Audit-Related Fees" are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under ''Audit Fees,'' including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.

2 The fees included under "Tax Fees" are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.

3 The fees included under "All Other Fees" are fees for products and services provided by Deloitte other than those reported under "Audit Fees," "Audit-Related Fees" and "Tax Fees".

4 Certain fees reported in 2023 have been restated in this filing from those reported in the Registrant's filing for the reporting period ended March 31, 2023.

Item 4(e)(1):

Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre- approval of audit and non-audit related services:

To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Fund and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 in each period between regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

Item 4(e)(2):

None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

Item 4(f):

Not applicable.

Item 4(h):

The Registrant's Audit Committee has considered whether the provision by a Registrant's independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant's principal auditors.

Item 4(i):

Not applicable.

Item 4(j):

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included as part of the report to shareholders of such series under Item 1(a) of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not Applicable.

ITEM 14. EXHIBITS.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto as EX-99.COE.

(2)A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)Change in the registrant's independent public accountant. Not applicable.

(b)If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS MUNICIPAL SERIES TRUST

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date: May 15, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date: May 15, 2024

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer) Date: May 15, 2024

* Print name and title of each signing officer under his or her signature.